OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)     (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31

Date of reporting period:     January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Investors Trust

■	ING Artio Foreign Portfolio
■	ING BlackRock Health Sciences Opportunities Portfolio (formerly, ING Wells Fargo Health Care Portfolio)
■	ING Clarion Global Real Estate Portfolio
■	ING FMRSM Diversified Mid Cap Portfolio
■	ING Global Resources Portfolio
■	ING Invesco Van Kampen Growth and Income Portfolio (formerly, ING Van Kampen Growth and Income Portfolio)
■	ING Janus Contrarian Portfolio
■	ING JPMorgan Emerging Markets Equity Portfolio
■	ING Liquid Assets Portfolio
■	ING Marsico Growth Portfolio
■	ING MFS Total Return Portfolio
■	ING MFS Utilities Portfolio
■	ING Morgan Stanley Global Franchise Portfolio
■	ING PIMCO Total Return Bond Portfolio
■	ING Pioneer Mid Cap Value Portfolio
■	ING T. Rowe Price Capital Appreciation Portfolio
■	ING T. Rowe Price Equity Income Portfolio
■	ING T. Rowe Price International Stock Portfolio (formerly, ING Marsico International Opportunities Portfolio)

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	18
Statements of Changes in Net Assets	23
Financial Highlights	32
Notes to Financial Statements	43
Summary Portfolios of Investments	72
Advisory Contract Approval Discussion	157
Shareholder Meeting Information	161

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING Artio Foreign Portfolio
Class ADV	$1,000.00	$1,009.60	1.50%	$7.47	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,012.00	0.90	4.49	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,011.30	1.15	5.73	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,009.60	1.30	6.48	1,000.00	1,018.35	1.30	6.51
ING BlackRock Health Sciences Opportunities Portfolio
Class ADV	1,000.00	1,116.20	1.35	7.08	1,000.00	1,018.10	1.35	6.76
Class I	1,000.00	1,120.80	0.75	3.94	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,119.00	1.00	5.25	1,000.00	1,019.84	1.00	5.01
ING Clarion Global Real Estate Portfolio
Class ADV	1,000.00	1,064.30	1.49	7.63	1,000.00	1,017.41	1.49	7.45
Class I	1,000.00	1,067.70	0.89	4.56	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,067.00	1.14	5.84	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,066.70	1.29	6.61	1,000.00	1,018.40	1.29	6.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return					Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2011*
ING FMRSM Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,008.70	1.23%		$6.13	$1,000.00	$1,018.70	1.23%		$6.16
Class I	1,000.00	1,011.80	0.63		3.14	1,000.00	1,021.67	0.63		3.16
Class S	1,000.00	1,009.90	0.88		4.39	1,000.00	1,020.43	0.88		4.41
Class S2	1,000.00	1,009.90	1.03		5.13	1,000.00	1,019.69	1.03		5.16
ING Global Resources Portfolio
Class ADV	1,000.00	1,034.20	1.24		6.25	1,000.00	1,018.65	1.24		6.21
Class I	1,000.00	1,037.40	0.64		3.23	1,000.00	1,021.62	0.64		3.21
Class S	1,000.00	1,035.80	0.89		4.49	1,000.00	1,020.38	0.89		4.46
Class S2	1,000.00	1,035.60	1.04		5.25	1,000.00	1,019.64	1.04		5.21
ING Invesco Van Kampen Growth and Income Portfolio
Class ADV	1,000.00	1,042.60	1.24		6.28	1,000.00	1,018.65	1.24		6.21
Class I	1,000.00	1,045.80	0.64		3.25	1,000.00	1,021.62	0.64		3.21
Class S	1,000.00	1,044.70	0.89		4.51	1,000.00	1,020.38	0.89		4.46
Class S2	1,000.00	1,043.60	1.04		5.27	1,000.00	1,019.64	1.04		5.21
ING Janus Contrarian Portfolio
Class ADV	1,000.00	981.40	1.39		6.83	1,000.00	1,017.90	1.39		6.95
Class I	1,000.00	985.10	0.79		3.89	1,000.00	1,020.88	0.79		3.96
Class S	1,000.00	983.40	1.04		5.11	1,000.00	1,019.64	1.04		5.21
Class S2	1,000.00	983.30	1.19		5.85	1,000.00	1,018.89	1.19		5.96
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV	1,000.00	998.20	1.85		9.17	1,000.00	1,015.62	1.85		9.25
Class I	1,000.00	1,000.40	1.25		6.20	1,000.00	1,018.60	1.25		6.26
Class S	1,000.00	999.60	1.50		7.44	1,000.00	1,017.36	1.50		7.50
Class S2	1,000.00	998.70	1.65		8.18	1,000.00	1,016.61	1.65		8.25
ING Liquid Assets Portfolio
Class I	1,000.00	1,000.10	0.27	**	1.34	1,000.00	1,023.46	0.27	**	1.35
Class S	1,000.00	1,000.00	0.29	**	1.44	1,000.00	1,023.36	0.29	**	1.45
Class S2	1,000.00	1,000.00	0.29	**	1.44	1,000.00	1,023.36	0.29	**	1.45
ING Marsico Growth Portfolio
Class ADV	1,000.00	1,057.10	1.41		7.19	1,000.00	1,017.80	1.41		7.05
Class I	1,000.00	1,060.70	0.81		4.14	1,000.00	1,020.78	0.81		4.06
Class S	1,000.00	1,059.00	1.06		5.41	1,000.00	1,019.54	1.06		5.31
Class S2	1,000.00	1,058.80	1.21		6.18	1,000.00	1,018.79	1.21		6.06
ING MFS Total Return Portfolio
Class ADV	1,000.00	1,039.50	1.30		6.57	1,000.00	1,018.35	1.30		6.51
Class I	1,000.00	1,042.70	0.70		3.55	1,000.00	1,021.32	0.70		3.51
Class S	1,000.00	1,041.40	0.95		4.81	1,000.00	1,020.08	0.95		4.76
Class S2	1,000.00	1,040.40	1.10		5.56	1,000.00	1,019.34	1.10		5.51

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**	Expense ratios reflect waivers of 0.00%, 0.12% and 0.19% of distribution and shareholder servicing fees for Classes I, S, and S2, respectively, in order to maintain a yield of not less than zero.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING MFS Utilities Portfolio
Class ADV	$1,000.00	$1,103.60	1.37%	$7.15	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,106.40	0.77	4.02	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,106.00	1.02	5.33	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,105.50	1.17	6.11	1,000.00	1,018.99	1.17	5.86
ING Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,120.10	1.57	8.25	1,000.00	1,017.01	1.57	7.85
Class S	1,000.00	1,121.50	1.22	6.42	1,000.00	1,018.74	1.22	6.11
Class S2	1,000.00	1,120.80	1.37	7.20	1,000.00	1,018.00	1.37	6.85
ING PIMCO Total Return Bond Portfolio
Class ADV	1,000.00	1,026.90	1.12	5.63	1,000.00	1,019.24	1.12	5.61
Class I	1,000.00	1,029.50	0.56	2.82	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	1,028.70	0.81	4.07	1,000.00	1,020.78	0.81	4.06
Class S2	1,000.00	1,028.00	0.96	4.83	1,000.00	1,020.03	0.96	4.81
ING Pioneer Mid Cap Value Portfolio
Class ADV	1,000.00	1,055.60	1.24	6.32	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,059.20	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,057.40	0.89	4.54	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,056.00	1.04	5.30	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,058.40	1.24	6.33	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,061.40	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,060.00	0.89	4.55	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,058.90	1.04	5.31	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	1,045.40	1.24	6.29	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	1,047.60	0.64	3.25	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,046.70	0.89	4.52	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,047.00	1.04	5.28	1,000.00	1,019.64	1.04	5.21
ING T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	1,044.30	1.39	7.05	1,000.00	1,017.90	1.39	6.95
Class I	1,000.00	1,047.00	0.79	4.01	1,000.00	1,020.88	0.79	3.96
Class S	1,000.00	1,045.50	1.04	5.27	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	1,045.10	1.19	6.03	1,000.00	1,018.89	1.19	5.96

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
ASSETS:
Investments in securities at value+*	$650,333,218	$231,185,994	$425,751,321	$1,151,191,413
Short-term investments at value**	26,898,821	30,799,959	37,902,166	234,047,991
Cash	—	—	—	805,818
Foreign currencies at value***	28,470,726	2,207	267,921	462,404
Receivables:
Investment securities sold	10,658,156	—	2,966,863	15,625,981
Fund shares sold	895,717	22,519	800,640	2,793,604
Dividends and interest	1,934,007	259,673	1,423,917	581,976
Unrealized appreciation on forward foreign currency contracts	—	492,899	—	—
Prepaid expenses	—	—	1,875	—
Reimbursement due from manager	—	—	21,137	—
Total assets	719,190,645	262,763,251	469,135,840	1,405,509,187

LIABILITIES:
Payable for investment securities purchased	15,674,107	1,125,226	1,934	1,882,111
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	5,321	—	—
Payable for fund shares redeemed	40,743	1,057,548	888,206	13,732
Payable upon receipt of securities loaned	20,903,245	19,220,007	33,309,114	84,979,274
Unrealized depreciation on forward foreign currency contracts	222,419	170,635	—	9
Payable to affiliates	634,547	192,478	354,282	944,541
Payable for trustee fees	—	—	2,274	—
Other accrued expenses and liabilities	645	—	178,463	—
Total liabilities	37,475,706	21,771,215	34,734,273	87,819,667
NET ASSETS	$681,714,939	$240,992,036	$434,401,567	$1,317,689,520

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,113,086,338	$215,935,044	$576,752,700	$1,220,844,705
Undistributed net investment income	15,244,379	1,009,441	18,640,646	2,308,179
Accumulated net realized gain (loss)	(506,079,510)	12,482,746	(296,202,380)	(87,762,688)
Net unrealized appreciation	59,463,732	11,564,805	135,210,601	182,299,324
NET ASSETS	$681,714,939	$240,992,036	$434,401,567	$1,317,689,520

+ Including securities loaned at value	$19,845,212	$18,722,695	$31,708,978	$81,327,814
* Cost of investments in securities	$590,274,739	$219,948,637	$290,479,782	$968,552,407
** Cost of short-term investments	$27,391,176	$30,799,959	$37,976,715	$234,397,751
*** Cost of foreign currencies	$28,391,115	$2,199	$267,814	$463,736

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
Class ADV:
Net assets	$2,360,065	$15,422	$9,604,562	$45,726,331
Shares outstanding(1)	203,183	1,284	935,715	3,018,101
Net asset value and redemption price per share	$11.62	$12.01	$10.26	$15.15

Class I:
Net assets	$43,033,151	$6,840,088	$234,036,176	$90,503,930
Shares outstanding(1)	3,639,781	550,452	22,475,550	5,869,247
Net asset value and redemption price per share	$11.82	$12.43	$10.41	$15.42

Class S:
Net assets	$592,061,252	$234,136,526	$188,527,850	$1,108,476,724
Shares outstanding(1)	50,695,067	19,009,756	18,210,043	72,238,334
Net asset value and redemption price per share	$11.68	$12.32	$10.35	$15.34

Class S2:
Net assets	$44,260,471	n/a	$2,232,979	$72,982,535
Shares outstanding(1)	3,814,491	n/a	214,961	4,777,274
Net asset value and redemption price per share	$11.60	n/a	$10.39	$15.28

_____________________ (1) Unlimited shares authorized; $0.001 par value, except for share classes not available.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING Janus Contrarian Portfolio	ING JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at value+*	$1,071,028,861	$590,111,342	$442,477,112	$1,128,272,160
Short-term investments at value**	28,693,270	34,913,736	77,023,319	95,083,098
Cash	297	203,322	122,019	28,747,508
Foreign currencies at value***	400,128	—	2,303,187	1,801,467
Receivables:
Investment securities sold	—	4,291,598	166,106	174,193
Fund shares sold	2,502,008	212,047	1,585,872	3,199,045
Dividends and interest	892,336	1,299,580	677,916	3,010,923
Unrealized appreciation on forward foreign currency contracts	—	5,879	102,551	—
Total assets	1,103,516,900	631,037,504	524,458,082	1,260,288,394

LIABILITIES:
Payable for investment securities purchased	—	344,501	3,223	451,626
Payable for fund shares redeemed	484,498	3,931,176	422,951	2,985,542
Payable upon receipt of securities loaned	13,301,135	9,318,495	24,951,060	95,722,611
Unrealized depreciation on forward foreign currency contracts	80	355,521	12,978	—
Payable to affiliates	800,198	452,415	428,840	1,348,496
Payable for trustee fees	494	—	—	67,646
Accrued foreign taxes on capital gains	—	—	—	79,729
Total liabilities	14,586,405	14,402,108	25,819,052	100,655,650
NET ASSETS	$1,088,930,495	$616,635,396	$498,639,030	$1,159,632,744

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,066,201,682	$553,084,337	$764,579,057	$803,090,407
Undistributed net investment income	9,118,158	11,083,158	4,839,225	15,014,072
Accumulated net realized gain (loss)	(185,969,443)	(42,404,398)	(282,442,705)	24,612,318
Net unrealized appreciation	199,580,098	94,872,299	11,663,453	316,915,947
NET ASSETS	$1,088,930,495	$616,635,396	$498,639,030	$1,159,632,744
____________________
+ Including securities loaned at value	$12,960,117	$9,114,506	$24,093,080	$92,720,098
* Cost of investments in securities	$871,297,251	$494,553,308	$430,730,390	$810,739,413
** Cost of short-term investments	$28,850,135	$35,249,829	$77,347,078	$95,722,611
*** Cost of foreign currencies	$396,262	$—	$2,171,803	$1,785,991

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING Janus Contrarian Portfolio	ING JPMorgan Emerging Markets Equity Portfolio
Class ADV:
Net assets	$119,353,760	$10,501,784	$689,286	$35,253,430
Shares outstanding(1)	5,484,842	465,845	59,462	1,579,742
Net asset value and redemption price per share	$21.76	$22.54	$11.59	$22.32

Class I:
Net assets	$45,241,241	$8,167,038	$18,051,933	$346,963,210
Shares outstanding(1)	2,012,706	361,010	1,512,436	15,129,484
Net asset value and redemption price per share	$22.48	$22.62	$11.94	$22.93

Class S:
Net assets	$894,469,318	$546,779,197	$459,317,709	$743,861,591
Shares outstanding(1)	40,158,188	24,117,253	38,691,290	32,573,216
Net asset value and redemption price per share	$22.27	$22.67	$11.87	$22.84

Class S2:
Net assets	$29,866,176	$51,187,377	$20,580,102	$33,554,513
Shares outstanding(1)	1,351,043	2,272,634	1,748,891	1,481,547
Net asset value and redemption price per share	$22.11	$22.52	$11.77	$22.65

____________________ (1) Unlimited shares authorized; $0.001 par value.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Liquid Assets Portfolio	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio
ASSETS:
Investments in securities at value+*	$—	$772,150,914	$963,039,361	$574,349,184
Short-term investments at value**	—	111,827,201	9,271,686	—
Short-term investments at amortized cost	1,215,826,369	—	7,512,993	11,475,981
Cash	22,744	—	6,454	161,272
Foreign currencies at value***	—	—	—	3,614
Receivables:
Investment securities sold	131,749,061	236,115	1,002,641	2,758,065
Fund shares sold	3,027,286	19,566	19,677	10,979
Dividends and interest	997,056	705,642	4,030,809	2,878,057
Unrealized appreciation on forward foreign currency contracts	—	—	—	512,109
Prepaid expenses	6,055	—	—	2,316
Total assets	1,351,628,571	884,939,438	984,883,621	592,151,577

LIABILITIES:
Payable for investment securities purchased	—	39,323,856	793,245	5,006,207
Payable for fund shares redeemed	428,527	3,206,604	381,173	1,669,566
Payable upon receipt of securities loaned	—	51,687,833	9,748,750	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,064,123
Payable to affiliates	280,822	631,349	735,995	451,174
Payable for trustee fees	28,700	—	—	4,058
Other accrued expenses and liabilities	—	—	—	184,823
Total liabilities	738,049	94,849,642	11,659,163	8,379,951
NET ASSETS	$1,350,890,522	$790,089,796	$973,224,458	$583,771,626

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,350,483,539	$813,655,892	$1,005,431,166	$577,966,444
Undistributed net investment income	43	3,023,819	33,411,978	14,657,911
Accumulated net realized gain (loss)	406,940	(202,967,367)	(202,270,955)	(120,500,307)
Net unrealized appreciation	—	176,377,452	136,652,269	111,647,578
NET ASSETS	$1,350,890,522	$790,089,796	$973,224,458	$583,771,626
____________________
+ Including securities loaned at value	$—	$50,637,304	$9,537,663	$—
* Cost of investments in securities	$—	$595,292,940	$825,929,347	$462,132,080
** Cost of short-term investments	$—	$112,307,723	$9,748,750	$—
*** Cost of foreign currencies	$—	$—	$—	$3,614

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Liquid Assets Portfolio	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio
Class ADV:
Net assets	n/a	$6,455,832	$4,967,559	$13,590,708
Shares outstanding(1)	n/a	359,223	320,236	931,537
Net asset value and redemption price per share	n/a	$17.97	$15.51	$14.59

Class I:
Net assets	$121,032,992	$183,767,444	$119,490,523	$5,083,224
Shares outstanding(1)	120,989,727	10,022,218	7,649,886	344,076
Net asset value and redemption price per share	$1.00	$18.34	$15.62	$14.77

Class S:
Net assets	$1,034,928,025	$581,051,070	$813,715,908	$564,968,102
Shares outstanding(1)	1,034,502,918	32,043,176	52,166,405	38,413,685
Net asset value and redemption price per share	$1.00	$18.13	$15.60	$14.71

Class S2:
Net assets	$194,929,505	$18,815,450	$35,050,468	$129,592
Shares outstanding(1)	194,880,218	1,045,582	2,268,405	8,769
Net asset value and redemption price per share	$1.00	$18.00	$15.45	$14.78

____________________ (1) Unlimited shares authorized; $0.001 par value, except for share classes not available.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Morgan Stanley Global Franchise Portfolio	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio
ASSETS:
Investments in securities at value+*	$412,803,723	$3,086,506,243	$930,837,998
Short-term investments at value**	3,057,338	219,392,721	43,303,182
Short-term investments at amortized cost	—	613,689,777	—
Cash	8,558,396	—	—
Cash collateral for futures	—	1,348,495	—
Foreign currencies at value***	348,861	8,392,340	—
Receivables:
Investment securities sold	2,511,163	42,677,130	10,197,839
Investment securities sold on a delayed-delivery or when-issued basis	—	190,936,133	—
Fund shares sold	—	400,132	1,533,124
Dividends and interest	828,821	26,427,269	1,577,996
Unrealized appreciation on forward foreign currency contracts	—	9,736,532	—
Upfront payments made on swap agreements	—	15,529,462	—
Unrealized appreciation on swap agreements	—	10,654,634	—
Total assets	428,108,302	4,225,690,868	987,450,139

LIABILITIES:
Payable for investment securities purchased	1,414,639	5,180,805	5,181,660
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	437,143,949	—
Payable to custodian due to bank overdraft	—	5,361,194	—
Payable for foreign cash collateral for futures****	—	611,474	—
Payable for fund shares redeemed	2,179,557	29,527,815	2,184,614
Payable upon receipt of securities loaned	3,202,856	69,167,017	36,532,783
Sales commitmentsˆ	—	144,212,173	—
Unrealized depreciation on forward foreign currency contracts	—	14,651,204	—
Upfront payments received on swap agreements	—	3,931,115	—
Unrealized depreciation on swap agreements	—	16,370,035	—
Payable for collateral due to counterparties	—	11,985,000	—
Payable to affiliates	430,060	2,258,555	607,976
Written optionsˆˆ	—	7,312,883	—
Total liabilities	7,227,112	747,713,219	44,507,033
NET ASSETS	$420,881,190	$3,477,977,649	$942,943,106

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$316,980,686	$3,043,756,418	$978,961,941
Undistributed net investment income	14,583,312	173,813,443	6,101,194
Accumulated net realized gain (loss)	7,001,637	127,661,286	(146,082,960)
Net unrealized appreciation	82,315,555	132,746,502	103,962,931
NET ASSETS	$420,881,190	$3,477,977,649	$942,943,106
____________________
+ Including securities loaned at value	$3,082,588	$67,521,909	$35,694,016
* Cost of investments in securities	$330,362,989	$2,957,366,324	$826,832,195
** Cost of short-term investments	$3,202,856	$219,781,744	$43,346,054
*** Cost of foreign currencies	$349,652	$8,386,736	$—
**** Cost of foreign cash collateral for futures	$—	$611,474	$—
ˆ Proceeds from sales commitments	$—	$144,671,250	$—
ˆˆ Premiums received on written options	$—	$11,160,674	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Morgan Stanley Global Franchise Portfolio	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio
Class ADV:
Net assets	$6,817,858	$96,572,993	$4,199,694
Shares outstanding(1)	434,960	7,901,220	368,608
Net asset value and redemption price per share	$15.67	$12.22	$11.39

Class I:
Net assets	n/a	$343,753,256	$354,788,735
Shares outstanding(1)	n/a	27,322,719	30,515,565
Net asset value and redemption price per share	n/a	$12.58	$11.63

Class S:
Net assets	$349,037,676	$2,967,051,771	$583,910,584
Shares outstanding(1)	21,849,131	236,244,781	50,323,532
Net asset value and redemption price per share	$15.97	$12.56	$11.60

Class S2:
Net assets	$65,025,656	$70,599,629	$44,093
Shares outstanding(1)	4,096,908	5,654,562	3,769
Net asset value and redemption price per share	$15.87	$12.49	$11.70

____________________ (1) Unlimited shares authorized; $0.001 par value, except for share classes not available.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio	ING T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at value+*	$3,794,418,746	$1,529,234,670	$264,824,306
Short-term investments at value**	2,685,826	35,422,003	13,459,465
Short-term investments at amortized cost	352,626,358	31,388,804	2,229,604
Cash	12,208,000	22,074,806	1,397,335
Foreign currencies at value***	574	—	160,365
Receivables:
Investment securities sold	48,867,641	13,867,834	2,630,913
Fund shares sold	1,491,417	1,124,310	112,621
Dividends and interest	8,071,202	2,656,203	828,064
Prepaid expenses	—	—	2,029
Total assets	4,220,369,764	1,635,768,630	285,644,702

LIABILITIES:
Payable for investment securities purchased	55,259,947	6,174,834	2,683,760
Payable for fund shares redeemed	3,135,102	915,356	302,545
Payable upon receipt of securities loaned	3,196,250	35,911,910	13,639,735
Securities sold shortˆ	—	2,948,936	—
Unrealized depreciation on forward foreign currency contracts	—	—	11
Payable to affiliates	2,951,082	1,070,125	182,818
Payable for trustee fees	—	—	4,664
Other accrued expenses and liabilities	—	31,100	196,835
Written optionsˆˆ	10,626,187	—	—
Total liabilities	75,168,568	47,052,261	17,010,368
NET ASSETS	$4,145,201,196	$1,588,716,369	$268,634,334

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,585,470,274	$1,522,587,512	$370,957,655
Undistributed net investment income	51,458,240	18,042,657	9,511,908
Accumulated net realized gain (loss)	42,250,236	(132,920,379)	(120,222,885)
Net unrealized appreciation	466,022,446	181,006,579	8,387,656
NET ASSETS	$4,145,201,196	$1,588,716,369	$268,634,334
____________________
+ Including securities loaned at value	$3,127,374	$35,048,908	$13,106,178
* Cost of investments in securities	$3,331,707,020	$1,347,732,732	$256,258,210
** Cost of short-term investments	$3,196,250	$35,911,910	$13,639,735
*** Cost of foreign currencies	$565	$—	$159,828
ˆ Proceeds from short sales		$2,948,936	$—
ˆˆ Premiums received on written options	$14,446,193	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio	ING T. Rowe Price International Stock Portfolio
Class ADV:
Net assets	$124,496,552	$36,224,255	$5,666,060
Shares outstanding(1)	5,284,238	2,967,429	461,910
Net asset value and redemption price per share	$23.56	$12.21	$12.27

Class I:
Net assets	$468,877,175	$440,923,728	$58,220,870
Shares outstanding(1)	19,505,233	35,749,009	4,751,025
Net asset value and redemption price per share	$24.04	$12.33	$12.25

Class S:
Net assets	$3,466,641,743	$1,026,509,123	$204,192,960
Shares outstanding(1)	144,275,084	83,226,514	16,749,222
Net asset value and redemption price per share	$24.03	$12.33	$12.19

Class S2:
Net assets	$85,185,726	$85,059,263	$554,444
Shares outstanding(1)	3,562,222	6,946,341	45,181
Net asset value and redemption price per share	$23.91	$12.25	$12.27

____________________ (1) Unlimited shares authorized; $0.001 par value.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Artio Foreign Portfolio	ING BlackRock Health Sciences Opportunities Portfolio	ING Clarion Global Real Estate Portfolio	ING FMRSM Diversified Mid Cap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,495,869	$886,504	$6,230,573	$5,451,697
Interest, net of foreign taxes withheld*	15,107	—	—	87,054
Securities lending income, net	260,741	3,577	238,383	440,850
Total investment income	8,771,717	890,081	6,468,956	5,979,601

EXPENSES:
Investment management fees	—	—	1,673,941	—
Unified fees	3,650,933	793,370	—	4,351,217
Distribution and service fees:
Class ADV	11,946	11	27,619	158,205
Class S	767,898	258,081	232,539	1,469,388
Class S2	114,146	4	5,586	182,614
Transfer agent fees	—	—	149	—
Administrative service fees	—	—	211,991	—
Shareholder reporting expense	—	—	40,661	—
Professional fees	—	—	14,256	—
Custody and accounting expense	—	—	95,150	—
Trustee fees and expenses	18,738	4,100	5,506	31,286
Miscellaneous expense	—	—	9,085	—
Interest expense	4,089	—	—	45
Total expenses	4,567,750	1,055,566	2,316,483	6,192,755
Net waived and reimbursed fees	(25,218)	(2)	(168,320)	(68,164)
Brokerage commission recapture	(12,756)	(27,454)	—	—
Net expenses	4,529,776	1,028,110	2,148,163	6,124,591
Net investment income (loss)	4,241,941	(138,029)	4,320,793	(144,990)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	91,775,855	35,850,260	11,917,449	221,479,164
Foreign currency related transactions	(2,592,464)	(58,791)	(53,049)	(66,719)
Equity forwards	(1,737,940)	—	—	—
Net realized gain	87,445,451	35,791,469	11,864,400	221,412,445
Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued)**	(80,280,761)	(13,175,431)	11,997,823	(205,266,421)
Foreign currency related transactions	(222,107)	332,305	1,203	(8,914)
Net change in unrealized appreciation or depreciation	(80,502,868)	(12,843,126)	11,999,026	(205,275,335)
Net realized and unrealized gain	6,942,583	22,948,343	23,863,426	16,137,110
Increase in net assets resulting from operations	$11,184,524	$22,810,314	$28,184,219	$15,992,120
____________________
* Foreign taxes withheld	$910,728	$18,140	$443,973	$88,649
** Foreign taxes accrued on Indian investments	$—	$5,321	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Global Resources Portfolio	ING Invesco Van Kampen Growth and Income Portfolio	ING Janus Contrarian Portfolio	ING JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,191,293	$6,834,649	$3,147,945	$13,030,696
Interest	—	—	4,494	—
Securities lending income, net	28,517	25,937	1,559,378	18,700
Total investment income	8,219,810	6,860,586	4,711,817	13,049,396

EXPENSES:
Unified fees	3,490,919	2,041,462	2,108,578	6,777,362
Distribution and service fees:
Class ADV	306,030	34,482	2,774	116,446
Class S	1,164,343	706,039	617,710	918,195
Class S2	77,288	132,050	54,130	83,682
Trustee fees and expenses	20,845	13,470	12,209	21,231
Interest expense	1,487	18	900	—
Total expenses	5,060,912	2,927,521	2,796,301	7,916,916
Net waived and reimbursed fees	(76,663)	(33,307)	(11,381)	(40,025)
Brokerage commission recapture	—	(21,793)	(88,757)	—
Net expenses	4,984,249	2,872,421	2,696,163	7,876,891
Net investment income	3,235,561	3,988,165	2,015,654	5,172,505

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld)**	44,087,363	23,353,541	33,326,571	10,317,361
Foreign currency related transactions	(26,189)	111,696	(237,207)	(333,137)
Written options	—	—	5,906,697	—
Net realized gain	44,061,174	23,465,237	38,996,061	9,984,224
Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued)***	(14,582,221)	1,854,978	(48,442,814)	(19,175,684)
Foreign currency related transactions	1,932	(349,642)	(53,814)	12,569
Written options	—	—	(505,146)	—
Net change in unrealized appreciation or depreciation	(14,580,289)	1,505,336	(49,001,774)	(19,163,115)
Net realized and unrealized gain (loss)	29,480,885	24,970,573	(10,005,713)	(9,178,891)
Increase (decrease) in net assets resulting from operations	$32,716,446	$28,958,738	$(7,990,059)	$(4,006,386)
____________________
* Foreign taxes withheld	$391,010	$98,158	$240,652	$1,130,597
** Foreign taxes withheld on Indian investments	$—	$—	$—	$159,458
*** Foreign taxes accrued on Indian investments	$—	$—	$—	$79,729

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Liquid Assets Portfolio	ING Marsico Growth Portfolio	ING MFS Total Return Portfolio	ING MFS Utilities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$96	$4,909,140	$6,935,733	$14,606,989
Interest, net of foreign taxes withheld*	1,982,047	—	8,172,201	125,897
Securities lending income, net	—	152,934	21,602	—
Total investment income	1,982,143	5,062,074	15,129,536	14,732,886

EXPENSES:
Investment management fees	—	—	—	1,653,358
Unified fees	1,848,870	3,283,723	3,460,992	—
Distribution and service fees:
Class ADV	—	28,661	18,339	35,150
Class S	1,320,679	750,166	1,043,117	670,881
Class S2	465,678	47,110	87,760	248
Transfer agent fees	—	—	—	381
Administrative service fees	—	—	—	275,556
Shareholder reporting expense	—	—	—	61,604
Professional fees	—	—	—	23,705
Custody and accounting expense	—	—	—	96,822
Trustee fees and expenses	19,523	17,864	20,851	7,602
Miscellaneous expense	—	—	—	11,008
Interest expense	—	1,578	129	1,082
Total expenses	3,654,750	4,129,102	4,631,188	2,837,397
Net waived and reimbursed fees	(1,685,373)	(15,154)	(21,220)	(7,080)
Brokerage commission recapture	—	—	(9,554)	(24,705)
Net expenses	1,969,377	4,113,948	4,600,414	2,805,612
Net investment income	12,766	948,126	10,529,122	11,927,274

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	115,447	82,365,403	18,455,810	23,288,862
Foreign currency related transactions	—	846	(1,230)	(4,646,777)
Net realized gain	115,447	82,366,249	18,454,580	18,642,085
Net change in unrealized appreciation or depreciation on:
Investments	—	(35,484,725)	12,201,520	25,210,214
Foreign currency related transactions	—	—	11,791	(550,964)
Net change in unrealized appreciation or depreciation	—	(35,484,725)	12,213,311	24,659,250
Net realized and unrealized gain	115,447	46,881,524	30,667,891	43,301,335
Increase in net assets resulting from operations	$128,213	$47,829,650	$41,197,013	$55,228,609
____________________
* Foreign taxes withheld	$—	$—	$83,667	$915,432

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Morgan Stanley Global Franchise Portfolio	ING PIMCO Total Return Bond Portfolio	ING Pioneer Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,585,374	$1,852,420	$8,231,597
Interest, net of foreign taxes withheld*	222	57,571,569	—
Securities lending income, net	88,081	42,192	7,167
Total investment income	7,673,677	59,466,181	8,238,764

EXPENSES:
Unified fees	1,934,170	9,524,315	2,942,851
Distribution and service fees:
Class ADV	15,228	301,960	14,986
Class S	418,716	3,596,549	750,417
Class S2	158,076	177,260	32
Trustee fees and expenses	7,954	61,142	18,746
Total expenses	2,534,144	13,661,226	3,727,032
Net waived and reimbursed fees	(34,661)	(220,000)	(3,003)
Brokerage commission recapture	—	—	(75,708)
Net expenses	2,499,483	13,441,226	3,648,321
Net investment income	5,174,194	46,024,955	4,590,443

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,048,917	(2,983,806)	63,256,199
Foreign currency related transactions	84,938	9,307,240	—
Futures	—	625,813	—
Swaps	—	1,814,983	—
Written options	—	1,188,897	—
Net realized gain	17,133,855	9,953,127	63,256,199
Net change in unrealized appreciation or depreciation on:
Investments	24,057,317	47,155,841	(18,302,696)
Foreign currency related transactions	(5,551)	(12,313,822)	—
Futures	—	13,588,335	—
Swaps	—	(14,999,843)	—
Written options	—	8,802,447	—
Sales commitments	—	459,077	—
Net change in unrealized appreciation or depreciation	24,051,766	42,692,035	(18,302,696)
Net realized and unrealized gain	41,185,621	52,645,162	44,953,503
Increase in net assets resulting from operations	$46,359,815	$98,670,117	$49,543,946
____________________
* Foreign taxes withheld	$395,654	$13,987	$21,633

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING T. Rowe Price Capital Appreciation Portfolio	ING T. Rowe Price Equity Income Portfolio	ING T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$31,251,477	$20,066,416	$3,661,902
Interest	20,828,045	922	17,295
Securities lending income, net	153,829	109,717	86,178
Total investment income	52,233,351	20,177,055	3,765,375

EXPENSES:
Investment management fees	—	—	735,717
Unified fees	13,172,844	5,115,502	—
Distribution and service fees:
Class ADV	405,915	119,652	21,718
Class S	4,336,054	1,281,102	253,316
Class S2	215,388	202,982	1,984
Transfer agent fees	—	—	470
Administrative service fees	—	—	136,243
Shareholder reporting expense	—	—	31,400
Professional fees	—	—	20,693
Custody and accounting expense	—	—	131,340
Trustee fees and expenses	84,630	33,794	6,335
Miscellaneous expense	—	—	8,093
Interest expense	—	—	5,010
Total expenses	18,214,831	6,753,032	1,352,319
Net waived and reimbursed fees	(124,260)	(66,226)	(4,741)
Brokerage commission recapture	(29,305)	(6,300)	—
Net expenses	18,061,266	6,680,506	1,347,578
Net investment income	34,172,085	13,496,549	2,417,797

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	256,562,435	34,466,601	41,489,955
Foreign currency related transactions	(35,837)	4,299	(506,052)
Written options	(11,486,694)	—	—
Net realized gain	245,039,904	34,470,900	40,983,903
Net change in unrealized appreciation or depreciation on:
Investments	(47,035,338)	25,170,425	(31,238,228)
Foreign currency related transactions	1,138	(3,512)	81,699
Written options	6,651,201	—	—
Unfunded loan commitments	(435,690)	—	—
Net change in unrealized appreciation or depreciation	(40,818,689)	25,166,913	(31,156,529)
Net realized and unrealized gain	204,221,215	59,637,813	9,827,374
Increase in net assets resulting from operations	$238,393,300	$73,134,362	$12,245,171
____________________
* Foreign taxes withheld	$500,445	$142,331	$318,197

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Artio Foreign Portfolio		ING BlackRock Health Sciences Opportunities Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$4,241,941	$10,335,247	$(138,029)	$1,164,644
Net realized gain	87,445,451	29,748,424	35,791,469	11,950,984
Net change in unrealized appreciation or depreciation	(80,502,868)	20,678,368	(12,843,126)	(1,191,888)
Increase in net assets resulting from operations	11,184,524	60,762,039	22,810,314	11,923,740

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,736,041	98,980,381	50,780,212	23,025,957
Cost of shares redeemed	(372,835,032)	(203,809,525)	(28,175,450)	(49,428,775)
Net increase (decrease) in net assets resulting from capital share transactions	(352,098,991)	(104,829,144)	22,604,762	(26,402,818)
Net increase (decrease) in net assets	(340,914,467)	(44,067,105)	45,415,076	(14,479,078)

NET ASSETS:
Beginning of period	1,022,629,406	1,066,696,511	195,576,960	210,056,038
End of period	$681,714,939	$1,022,629,406	$240,992,036	$195,576,960
Undistributed net investment income at end of period	$15,244,379	$11,002,438	$1,009,441	$1,147,470

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Clarion Global Real Estate Portfolio		ING FMRSM Diversified Mid Cap Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$4,320,793	$6,835,787	$(144,990)	$2,751,079
Net realized gain	11,864,400	16,328,501	221,412,445	94,458,345
Net change in unrealized appreciation or depreciation	11,999,026	35,625,281	(205,275,335)	205,554,622
Increase in net assets resulting from operations	28,184,219	58,789,569	15,992,120	302,764,046

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(127,771)	—	(10,206)
Class I	—	(18,347,163)	—	(315,799)
Class S	—	(15,744,535)	—	(1,541,654)
Class S2	—	(188,882)	—	(24,088)
Total distributions	—	(34,408,351)	—	(1,891,747)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,821,606	43,305,655	54,339,345	156,498,079
Reinvestment of distributions	—	34,408,351	—	1,891,747
	43,821,606	77,714,006	54,339,345	158,389,826
Cost of shares redeemed	(55,333,999)	(62,397,111)	(153,103,643)	(178,734,623)
Net increase (decrease) in net assets resulting from capital share transactions	(11,512,393)	15,316,895	(98,764,298)	(20,344,797)
Net increase (decrease) in net assets	16,671,826	39,698,113	(82,772,178)	280,527,502

NET ASSETS:
Beginning of period	417,729,741	378,031,628	1,400,461,698	1,119,934,196
End of period	$434,401,567	$417,729,741	$1,317,689,520	$1,400,461,698
Undistributed net investment income at end of period	$18,640,646	$14,319,853	$2,308,179	$2,453,169

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Resources Portfolio		ING Invesco Van Kampen Growth and Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$3,235,561	$5,843,990	$3,988,165	$7,092,211
Net realized gain	44,061,174	50,468,869	23,465,237	31,708,199
Net change in unrealized appreciation or depreciation	(14,580,289)	119,166,192	1,505,336	33,807,238
Increase in net assets resulting from operations	32,716,446	175,479,051	28,958,738	72,607,648

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(96,283)	—	(12,166)
Class I	—	(391,456)	—	(42,757)
Class S	—	(7,775,152)	—	(1,351,434)
Class S2	—	(227,870)	—	(125,744)
Total distributions	—	(8,490,761)	—	(1,532,101)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	161,422,354	61,346,947	33,781,846	37,042,713
Reinvestment of distributions	—	8,490,761	—	1,532,101
	161,422,354	69,837,708	33,781,846	38,574,814
Cost of shares redeemed	(110,968,536)	(195,615,847)	(85,624,856)	(111,495,870)
Net increase (decrease) in net assets resulting from capital share transactions	50,453,818	(125,778,139)	(51,843,010)	(72,921,056)
Net increase (decrease) in net assets	83,170,264	41,210,151	(22,884,272)	(1,845,509)

NET ASSETS:
Beginning of period	1,005,760,231	964,550,080	639,519,668	641,365,177
End of period	$1,088,930,495	$1,005,760,231	$616,635,396	$639,519,668
Undistributed net investment income at end of period	$9,118,158	$5,882,597	$11,083,158	$7,094,993

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Janus Contrarian Portfolio		ING JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,015,654	$1,080,923	$5,172,505	$2,594,567
Net realized gain	38,996,061	97,229,327	9,984,224	43,312,772
Net change in unrealized appreciation or depreciation	(49,001,774)	(27,306,342)	(19,163,115)	136,993,670
Increase (decrease) in net assets resulting from operations	(7,990,059)	71,003,908	(4,006,386)	182,901,009

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(58,960)
Class I	—	—	—	(1,704,790)
Class S	—	—	—	(3,785,438)
Class S2	—	—	—	(140,178)
Net realized gains:
Class ADV	—	—	—	(585,045)
Class I	—	—	—	(12,929,047)
Class S	—	—	—	(40,780,399)
Class S2	—	—	—	(1,878,544)
Total distributions	—	—	—	(61,862,401)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,280,750	16,740,248	164,941,112	99,931,990
Reinvestment of distributions	—	—	—	61,862,401
	4,280,750	16,740,248	164,941,112	161,794,391
Cost of shares redeemed	(55,059,928)	(94,558,431)	(88,800,193)	(221,794,336)
Net increase (decrease) in net assets resulting from capital share transactions	(50,779,178)	(77,818,183)	76,140,919	(59,999,945)
Net increase (decrease) in net assets	(58,769,237)	(6,814,275)	72,134,533	61,038,663

NET ASSETS:
Beginning of period	557,408,267	564,222,542	1,087,498,211	1,026,459,548
End of period	$498,639,030	$557,408,267	$1,159,632,744	$1,087,498,211
Undistributed net investment income at end of period	$4,839,225	$2,823,571	$15,014,072	$9,841,567

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Liquid Assets Portfolio		ING Marsico Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$12,766	$84,842	$948,126	$2,070,450
Net realized gain	115,447	292,251	82,366,249	57,537,916
Net change in unrealized appreciation or depreciation	—	—	(35,484,725)	79,059,694
Increase in net assets resulting from operations	128,213	377,093	47,829,650	138,668,060

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(15,467)
Class I	(12,723)	(85,550)	—	(1,381,948)
Class S	—	—	—	(2,997,442)
Class S2	—	—	—	(73,088)
Net realized gains:
Class I	—	(5,014)	—	—
Class S	—	(49,655)	—	—
Class S2	—	(5,349)	—	—
Total distributions	(12,723)	(145,568)	—	(4,467,945)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	233,158,666	628,460,866	40,299,786	90,049,516
Reinvestment of distributions	12,723	145,568	—	4,467,945
	233,171,389	628,606,434	40,299,786	94,517,461
Cost of shares redeemed	(355,204,062)	(1,054,396,885)	(123,009,414)	(154,187,540)
Net decrease in net assets resulting from capital share transactions	(122,032,673)	(425,790,451)	(82,709,628)	(59,670,079)
Net increase (decrease) in net assets	(121,917,183)	(425,558,926)	(34,879,978)	74,530,036

NET ASSETS:
Beginning of period	1,472,807,705	1,898,366,631	824,969,774	750,439,738
End of period	$1,350,890,522	$1,472,807,705	$790,089,796	$824,969,774
Undistributed net investment income at end of period	$43	$—	$3,023,819	$2,075,693

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS Total Return Portfolio		ING MFS Utilities Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$10,529,122	$22,217,163	$11,927,274	$15,191,300
Net realized gain	18,454,580	13,471,087	18,642,085	68,309
Net change in unrealized appreciation or depreciation	12,213,311	59,628,091	24,659,250	48,418,254
Increase in net assets resulting from operations	41,197,013	95,316,341	55,228,609	63,677,863

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(13,111)	—	(149,035)
Class I	—	(551,595)	—	(131,351)
Class S	—	(3,933,509)	—	(12,932,316)
Class S2	—	(156,131)	—	(2,200)
Total distributions	—	(4,654,346)	—	(13,214,902)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,174,216	37,873,984	39,494,073	38,127,136
Reinvestment of distributions	—	4,654,346	—	13,214,902
	17,174,216	42,528,330	39,494,073	51,342,038
Cost of shares redeemed	(94,202,605)	(193,497,351)	(37,515,667)	(74,207,500)
Net increase (decrease) in net assets resulting from capital share transactions	(77,028,389)	(150,969,021)	1,978,406	(22,865,462)
Net increase (decrease) in net assets	(35,831,376)	(60,307,026)	57,207,015	27,597,499

NET ASSETS:
Beginning of period	1,009,055,834	1,069,362,860	526,564,611	498,967,112
End of period	$973,224,458	$1,009,055,834	$583,771,626	$526,564,611
Undistributed net investment income at end of period	$33,411,978	$22,882,856	$14,657,911	$2,730,637

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Morgan Stanley Global Franchise Portfolio		ING PIMCO Total Return Bond Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$5,174,194	$6,145,812	$46,024,955	$90,572,425
Net realized gain	17,133,855	13,336,071	9,953,127	177,452,433
Net change in unrealized appreciation or depreciation	24,051,766	25,451,128	42,692,035	4,405,876
Increase in net assets resulting from operations	46,359,815	44,933,011	98,670,117	272,430,734

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(762)	—	(773,973)
Class I	—	(6)	—	(16,321,396)
Class S	—	(1,246,933)	—	(158,143,812)
Class S2	—	(186,281)	—	(3,498,739)
Net realized gains:
Class ADV	—	—	—	(407,030)
Class I	—	—	—	(8,583,456)
Class S	—	—	—	(86,663,534)
Class S2	—	—	—	(1,982,769)
Total distributions	—	(1,433,982)	—	(276,374,709)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,221,694	62,662,067	464,357,038	924,159,542
Reinvestment of distributions	—	1,433,982	—	276,374,709
	35,221,694	64,096,049	464,357,038	1,200,534,251
Cost of shares redeemed	(57,773,849)	(49,237,189)	(614,366,889)	(1,052,627,500)
Net increase (decrease) in net assets resulting from capital share transactions	(22,552,155)	14,858,860	(150,009,851)	147,906,751
Net increase (decrease) in net assets	23,807,660	58,357,889	(51,339,734)	143,962,776

NET ASSETS:
Beginning of period	397,073,530	338,715,641	3,529,317,383	3,385,354,607
End of period	$420,881,190	$397,073,530	$3,477,977,649	$3,529,317,383
Undistributed net investment income at end of period	$14,583,312	$9,409,118	$173,813,443	$127,788,488

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer Mid Cap Value Portfolio		ING T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$4,590,443	$7,984,534	$34,172,085	$61,030,735
Net realized gain	63,256,199	79,529,458	245,039,904	301,253,226
Net change in unrealized appreciation or depreciation	(18,302,696)	51,068,153	(40,818,689)	130,362,572
Increase in net assets resulting from operations	49,543,946	138,582,145	238,393,300	492,646,533

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20,956)	—	(1,120,961)
Class I	—	(3,006,025)	—	(7,767,901)
Class S	—	(4,891,933)	—	(52,294,597)
Class S2	—	(4)	—	(1,209,755)
Total distributions	—	(7,918,918)	—	(62,393,214)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	85,118,516	71,187,437	235,280,773	426,990,306
Reinvestment of distributions	—	7,918,918	—	62,393,214
	85,118,516	79,106,355	235,280,773	489,383,520
Cost of shares redeemed	(75,948,263)	(145,827,416)	(333,169,281)	(485,188,533)
Net increase (decrease) in net assets resulting from capital share transactions	9,170,253	(66,721,061)	(97,888,508)	4,194,987
Net increase in net assets	58,714,199	63,942,166	140,504,792	434,448,306

NET ASSETS:
Beginning of period	884,228,907	820,286,741	4,004,696,404	3,570,248,098
End of period	$942,943,106	$884,228,907	$4,145,201,196	$4,004,696,404
Undistributed net investment income at end of period	$6,101,194	$1,510,751	$51,458,240	$17,286,155

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Equity Income Portfolio		ING T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$13,496,549	$24,661,942	$2,417,797	$3,766,400
Net realized gain (loss)	34,470,900	(8,914,574)	40,983,903	65,058,576
Net change in unrealized appreciation or depreciation	25,166,913	182,440,702	(31,156,529)	(11,697,458)
Increase in net assets resulting from operations	73,134,362	198,188,070	12,245,171	57,127,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(359,907)	—	(43,156)
Class I	—	(7,869,777)	—	(3,023,830)
Class S	—	(14,666,809)	—	(2,938,875)
Class S2	—	(1,040,339)	—	(12)
Total distributions	—	(23,936,832)	—	(6,005,873)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	101,837,450	228,375,675	7,946,793	103,363,341
Proceeds from shares issued in merger (Note 13)	43,172,801	—	—	—
Reinvestment of distributions	—	23,936,832	—	6,005,873
	145,010,251	252,312,507	7,946,793	109,369,214
Cost of shares redeemed	(141,192,997)	(216,059,622)	(153,313,708)	(146,774,549)
Net increase (decrease) in net assets resulting from capital share transactions	3,817,254	36,252,885	(145,366,915)	(37,405,335)
Net increase (decrease) in net assets	76,951,616	210,504,123	(133,121,744)	13,716,310

NET ASSETS:
Beginning of period	1,511,764,753	1,301,260,630	401,756,078	388,039,768
End of period	$1,588,716,369	$1,511,764,753	$268,634,334	$401,756,078
Undistributed net investment income at end of period	$18,042,657	$4,546,108	$9,511,908	$7,094,111

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Artio Foreign Portfolio
Class ADV
06-30-11	11.51	0.04	•	0.07	0.11	—	—		—	—		11.62	0.96	1.65	1.50		1.50		0.67		2,360	30
12-31-10	10.81	0.04		0.66	0.70	—	—		—	—		11.51	6.48	1.65	1.50	†	1.49	†	0.45	†	3,730	135
12-31-09	9.18	0.12	•	1.69	1.81	0.18	—		—	0.18		10.81	20.12	1.64	1.48	†	1.48	†	1.28	†	1,707	179
12-31-08	18.22	0.21	•	(7.71)	(7.50)	—	1.54		—	1.54		9.18	(43.95)	1.62	1.47	†	1.47	†	1.45	†	1,372	138
12-31-07	16.81	0.01		2.66	2.67	0.05	1.21		—	1.26		18.22	16.04	1.62	1.47		1.47		0.08		6,491	77
04-28-06(4)–12-31-06	15.39	(0.04	)•	1.46	1.42	—	0.00	*	—	0.00	*	16.81	9.24	1.64	1.49		1.49		(0.52)		460	62
Class I
06-30-11	11.68	0.05	•	0.09	0.14	—	—		—	—		11.82	1.20	0.90	0.90		0.90		0.88		43,033	30
12-31-10	10.90	0.13		0.65	0.78	—	—		—	—		11.68	7.16	0.90	0.90	†	0.89	†	1.23	†	319,125	135
12-31-09	9.40	0.21	•	1.67	1.88	0.38	—		—	0.38		10.90	20.77	0.89	0.88	†	0.88	†	2.25	†	275,235	179
12-31-08	18.48	0.28	•	(7.82)	(7.54)	—	1.54		—	1.54		9.40	(43.53)	0.87	0.87	†	0.87	†	2.03	†	821,760	138
12-31-07	16.94	0.21		2.59	2.80	0.05	1.21		—	1.26		18.48	16.74	0.87	0.87		0.87		1.30		1,259,238	77
12-31-06	13.07	0.18	•	3.69	3.87	—	0.00	*	—	0.00	*	16.94	29.63	0.89	0.89		0.88		1.20		864,923	62
Class S
06-30-11	11.55	0.06	•	0.07	0.13	—	—		—	—		11.68	1.13	1.15	1.15		1.15		1.09		592,061	30
12-31-10	10.81	0.11		0.63	0.74	—	—		—	—		11.55	6.85	1.15	1.15	†	1.14	†	1.00	†	651,993	135
12-31-09	9.32	0.16		1.67	1.83	0.34	—		—	0.34		10.81	20.37	1.14	1.13	†	1.13	†	1.62	†	740,140	179
12-31-08	18.39	0.26		(7.79)	(7.53)	—	1.54		—	1.54		9.32	(43.69)	1.12	1.12	†	1.12	†	1.87	†	616,030	138
12-31-07	16.87	0.19	•	2.56	2.75	0.02	1.21		—	1.23		18.39	16.47	1.12	1.12		1.12		1.05		1,083,647	77
12-31-06	13.06	0.13		3.68	3.81	—	0.00	*	—	0.00	*	16.87	29.19	1.14	1.14		1.13		0.89		727,745	62
Class S2
06-30-11	11.49	0.05	•	0.06	0.11	—	—		—	—		11.60	0.96	1.40	1.30		1.30		0.95		44,260	30
12-31-10	10.76	0.09		0.64	0.73	—	—		—	—		11.49	6.78	1.40	1.30	†	1.29	†	0.84	†	47,781	135
12-31-09	9.27	0.14	•	1.66	1.80	0.31	—		—	0.31		10.76	20.14	1.39	1.28	†	1.28	†	1.47	†	49,614	179
12-31-08	18.32	0.24		(7.75)	(7.51)	—	1.54		—	1.54		9.27	(43.76)	1.37	1.27	†	1.27	†	1.69	†	41,667	138
12-31-07	16.83	0.17		2.53	2.70	—	1.21		—	1.21		18.32	16.23	1.37	1.27		1.27		0.96		83,194	77
12-31-06	13.04	0.13	•	3.66	3.79	—	0.00	*	—	0.00	*	16.83	29.08	1.39	1.29		1.28		0.90		73,497	62

ING BlackRock Health Sciences Opportunities Portfolio
Class ADV
06-30-11	10.76	(0.01	)•	1.26	1.25	—	—		—	—		12.01	11.62	1.50	1.35		1.33		(0.19)		15	103
12-31-10	10.13	0.03		0.60	0.63	—	—		—	—		10.76	6.22	1.50	1.35	†	1.34	†	0.32	†	1	60
12-31-09	8.47	(0.03)		1.69	1.66	—	—		—	—		10.13	19.60	1.51	1.35		1.34		(0.38)		1	56
12-31-08	12.64	(0.07)		(3.48)	(3.55)	—	0.62		—	0.62		8.47	(29.14)	1.50	1.35	†	1.34	†	(0.62	)†	1	56
12-31-07	12.17	(0.02)		0.99	0.97	0.04	0.46		—	0.50		12.64	8.13	1.50	1.35		1.33		(0.16)		1	81
12-29-06(4)–12-31-06	12.17	(0.00	)*	—	(0.00)*	—	—		—	—		12.17	—	1.52	1.37		1.35		(1.35)		1	37
Class I
06-30-11	11.09	0.01	•	1.33	1.34	—	—		—	—		12.43	12.08	0.75	0.75		0.73		0.13		6,840	103
12-31-10	10.34	0.08	•	0.67	0.75	—	—		—	—		11.09	7.25	0.75	0.75	†	0.74	†	0.74	†	4,640	60
12-31-09	8.59	0.01		1.74	1.75	—	—		—	—		10.34	20.37	0.76	0.75		0.74		0.17		7,890	56
12-31-08	12.75	0.01		(3.50)	(3.49)	0.05	0.62		—	0.67		8.59	(28.49)	0.75	0.75	†	0.74	†	0.11	†	5,626	56
12-31-07	12.20	0.04		1.01	1.05	0.04	0.46		—	0.50		12.75	8.78	0.75	0.75		0.73		0.37		4,857	81
04-28-06(4)–12-31-06	11.24	0.02		0.94	0.96	—	0.00	*	—	0.00	*	12.20	8.59	0.77	0.77		0.75		0.29		3,963	37
Class S
06-30-11	11.01	(0.01)		1.32	1.31	—	—		—	—		12.32	11.90	1.00	1.00		0.98		(0.14)		234,137	103
12-31-10	10.29	0.06		0.66	0.72	—	—		—	—		11.01	7.00	1.00	1.00	†	0.99	†	0.57	†	190,935	60
12-31-09	8.57	(0.01)		1.73	1.72	—	—		—	—		10.29	20.07	1.01	1.00		0.99		(0.07)		202,164	56
12-31-08	12.72	(0.01)		(3.50)	(3.51)	0.02	0.62		—	0.64		8.57	(28.68)	1.00	1.00	†	0.99	†	(0.08	)†	181,234	56
12-31-07	12.17	0.02		1.01	1.03	0.02	0.46		—	0.48		12.72	8.56	1.00	1.00		0.98		0.14		219,634	81
12-31-06	10.69	0.02		1.46	1.48	—	0.00	*	—	0.00	*	12.17	13.89	1.02	1.02		1.00		0.14		202,218	37

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Clarion Global Real Estate Portfolio
Class ADV
06-30-11	9.64	0.09	•	0.53	0.62	—	—	—	—	10.26	6.43	1.72	1.49		1.49		1.77		9,605	18
12-31-10	9.22	0.13	•	1.15	1.28	0.86	—	—	0.86	9.64	15.61	1.73	1.49	†	1.49	†	1.39	†	5,304	56
12-31-09	7.07	0.18		2.10	2.28	0.13	—	—	0.13	9.22	32.88	1.76	1.49	†	1.49	†	2.36	†	1	76
12-31-08	12.08	0.19		(5.20)	(5.01)	—	—	—	—	7.07	(41.47)	1.72	1.50	†	1.50	†	1.79	†	1	53
12-31-07	13.34	0.07	•	(1.08)	(1.01)	0.20	0.01	0.04	0.25	12.08	(7.63)	1.72	1.50		1.50		0.50		1	58
04-28-06(4)–12-31-06	11.05	0.09	•	2.54	2.63	0.24	0.10	—	0.34	13.34	23.82	1.83	1.52		1.52		1.08		1	37
Class I
06-30-11	9.75	0.11	•	0.55	0.66	—	—	—	—	10.41	6.77	0.97	0.89		0.89		2.16		234,036	18
12-31-10	9.26	0.17	•	1.18	1.35	0.86	—	—	0.86	9.75	16.33	0.98	0.89	†	0.89	†	1.92	†	222,983	56
12-31-09	7.12	0.23	•	2.11	2.34	0.20	—	—	0.20	9.26	33.75	1.01	0.89	†	0.89	†	3.20	†	190,880	76
12-31-08	12.08	0.26	•	(5.22)	(4.96)	—	—	—	—	7.12	(41.06)	0.97	0.90	†	0.90	†	2.73	†	272,111	53
12-31-07	13.42	0.22	•	(1.16)	(0.94)	0.35	0.01	0.04	0.40	12.08	(7.03)	0.97	0.90		0.90		1.65		141,367	58
01-03-06(4)–12-31-06	10.00	0.15		3.62	3.77	0.25	0.10	—	0.35	13.42	37.77	1.08	0.92		0.92		1.54		44,706	37
Class S
06-30-11	9.70	0.09	•	0.56	0.65	—	—	—	—	10.35	6.70	1.22	1.14		1.14		1.90		188,528	18
12-31-10	9.22	0.15	•	1.17	1.32	0.84	—	—	0.84	9.70	16.00	1.23	1.14	†	1.14	†	1.66	†	187,177	56
12-31-09	7.09	0.21		2.10	2.31	0.18	—	—	0.18	9.22	33.42	1.26	1.14	†	1.14	†	2.79	†	184,853	76
12-31-08	12.07	0.23	•	(5.21)	(4.98)	—	—	—	—	7.09	(41.26)	1.22	1.15	†	1.15	†	2.33	†	144,199	53
12-31-07	13.41	0.17	•	(1.14)	(0.97)	0.32	0.01	0.04	0.37	12.07	(7.29)	1.22	1.15		1.15		1.26		151,893	58
01-03-06(4)–12-31-06	10.00	0.16	•	3.59	3.75	0.24	0.10	—	0.34	13.41	37.54	1.33	1.17		1.17		1.37		80,218	37
Class S2
06-30-11	9.74	0.09	•	0.56	0.65	—	—	—	—	10.39	6.67	1.47	1.29		1.29		1.74		2,233	18
12-31-10	9.26	0.14	•	1.17	1.31	0.83	—	—	0.83	9.74	15.77	1.48	1.29	†	1.29	†	1.51	†	2,265	56
12-31-09	7.11	0.18		2.14	2.32	0.17	—	—	0.17	9.26	33.26	1.51	1.29	†	1.29	†	2.62	†	2,298	76
12-31-08	12.12	0.21	•	(5.22)	(5.01)	—	—	—	—	7.11	(41.34)	1.47	1.30	†	1.30	†	2.02	†	1,695	53
12-31-07	13.45	0.14	•	(1.13)	(0.99)	0.29	0.01	0.04	0.34	12.12	(7.39)	1.47	1.30		1.30		1.04		2,736	58
05-03-06(4)–12-31-06	11.05	0.08	•	2.60	2.68	0.18	0.10	—	0.28	13.45	24.25	1.58	1.32		1.32		1.02		1,807	37

ING FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-11	15.02	(0.03)		0.16	0.13	—	—	—	—	15.15	0.87	1.38	1.23		1.23		(0.35)		45,726	44
12-31-10	11.75	(0.01)		3.29	3.28	0.01	—	—	0.01	15.02	27.89	1.39	1.24	†	1.24	†	(0.11	)†	38,961	34
12-31-09	8.49	0.00	*	3.28	3.28	0.02	—	—	0.02	11.75	38.65	1.40	1.24		1.24		0.05		11,364	59
12-31-08	15.09	0.01		(5.64)	(5.63)	0.02	0.95	—	0.97	8.49	(39.35)	1.39	1.24	†	1.24	†	0.11	†	6,321	146
12-31-07	13.28	(0.04)		1.92	1.88	0.01	0.06	—	0.07	15.09	14.16	1.38	1.23		1.23		(0.22)		9,615	147
01-17-06(4)–12-31-06	13.92	(0.02)		0.75	0.73	—	1.37	—	1.37	13.28	5.62	1.40	1.25		1.25		(0.17)		3,276	160
Class I
06-30-11	15.24	0.02		0.16	0.18	—	—	—	—	15.42	1.18	0.63	0.63		0.63		0.23		90,504	44
12-31-10	11.89	0.06		3.34	3.40	0.05	—	—	0.05	15.24	28.62	0.64	0.64	†	0.64	†	0.48	†	93,325	34
12-31-09	8.57	0.07	•	3.32	3.39	0.07	—	—	0.07	11.89	39.61	0.65	0.64		0.64		0.68		74,080	59
12-31-08	15.33	0.11		(5.77)	(5.66)	0.15	0.95	—	1.10	8.57	(39.02)	0.64	0.64	†	0.64	†	0.70	†	158,268	146
12-31-07	13.44	0.05	•	1.94	1.99	0.04	0.06	—	0.10	15.33	14.81	0.63	0.63		0.63		0.36		345,200	147
12-31-06	13.25	0.07	•	1.49	1.56	—	1.37	—	1.37	13.44	12.21	0.65	0.65		0.65		0.50		84,973	160
Class S
06-30-11	15.19	0.00	*	0.15	0.15	—	—	—	—	15.34	0.99	0.88	0.88		0.88		(0.02)		1,108,477	44
12-31-10	11.85	0.03		3.33	3.36	0.02	—	—	0.02	15.19	28.36	0.89	0.89	†	0.89	†	0.23	†	1,196,633	34
12-31-09	8.55	0.04		3.31	3.35	0.05	—	—	0.05	11.85	39.18	0.90	0.89		0.89		0.40		984,825	59
12-31-08	15.24	0.06		(5.71)	(5.65)	0.09	0.95	—	1.04	8.55	(39.14)	0.89	0.89	†	0.89	†	0.46	†	688,119	146
12-31-07	13.38	0.01		1.93	1.94	0.02	0.06	—	0.08	15.24	14.49	0.88	0.88		0.88		0.14		1,140,647	147
12-31-06	13.23	0.02		1.50	1.52	—	1.37	—	1.37	13.38	11.91	0.90	0.90		0.90		0.16		665,138	160

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING FMRSM Diversified Mid Cap Portfolio (continued)
Class S2
06-30-11	15.13	(0.01)		0.16	0.15	—		—	—	—	15.28	0.99	1.13	1.03		1.03		(0.16)		72,983	44
12-31-10	11.81	0.01		3.32	3.33	0.01		—	—	0.01	15.13	28.17	1.14	1.04	†	1.04	†	0.08	†	71,542	34
12-31-09	8.52	0.02		3.31	3.33	0.04		—	—	0.04	11.81	39.05	1.15	1.04		1.04		0.25		49,665	59
12-31-08	15.16	0.04		(5.68)	(5.64)	0.05		0.95	—	1.00	8.52	(39.26)	1.14	1.04	†	1.04	†	0.30	†	34,326	146
12-31-07	13.32	(0.01)		1.91	1.90	0.00	*	0.06	—	0.06	15.16	14.28	1.13	1.03		1.03		(0.02)		59,534	147
12-31-06	13.19	0.00	*	1.50	1.50	—		1.37	—	1.37	13.32	11.79	1.15	1.05		1.05		0.02		42,398	160
ING Global Resources Portfolio
Class ADV
06-30-11	21.04	0.05	•	0.67	0.72	—		—	—	—	21.76	3.42	1.39	1.24		1.24		0.42		119,354	20
12-31-10	17.55	0.06	•	3.61	3.67	0.18		—	—	0.18	21.04	21.26	1.40	1.25	†	1.25	†	0.33	†	20,655	45
12-31-09	12.82	0.09	•	4.65	4.74	0.01		—	—	0.01	17.55	36.96	1.41	1.26	†	1.26	†	0.64	†	4,007	77
12-31-08	25.93	0.09	•	(8.99)	(8.90)	0.38		3.83	—	4.21	12.82	(41.22)	1.39	1.24	†	1.24	†	0.46	†	1,983	85
12-31-07	21.64	0.30	•	6.51	6.81	0.03		2.49	—	2.52	25.93	32.81	1.39	1.24	†	1.24	†	1.26	†	1,880	166
12-18-06(4)–12-31-06	21.75	(0.00	)*	(0.11)	(0.11)	—		—	—	—	21.64	(0.51)	1.40	1.25		1.25		(0.79)		181	159
Class I
06-30-11	21.67	0.10	•	0.71	0.81	—		—	—	—	22.48	3.74	0.64	0.64		0.64		0.85		45,241	20
12-31-10	18.00	0.16	•	3.73	3.89	0.22		—	—	0.22	21.67	21.96	0.65	0.65	†	0.65	†	0.90	†	46,813	45
12-31-09	13.14	0.19	•	4.76	4.95	0.09		—	—	0.09	18.00	37.87	0.66	0.66	†	0.66	†	1.25	†	29,788	77
12-31-08	26.36	0.21	•	(9.18)	(8.97)	0.42		3.83	—	4.25	13.14	(40.86)	0.64	0.64	†	0.64	†	0.97	†	23,664	85
12-31-07	21.84	0.32	•	6.72	7.04	0.03		2.49	—	2.52	26.36	33.60	0.64	0.64	†	0.64	†	1.32	†	35,734	166
12-31-06	20.41	0.10	•	4.21	4.31	0.07		2.81	—	2.88	21.84	21.72	0.65	0.65		0.65		0.48		19,960	159
Class S
06-30-11	21.50	0.07	•	0.70	0.77	—		—	—	—	22.27	3.58	0.89	0.89		0.89		0.60		894,469	20
12-31-10	17.86	0.12	•	3.69	3.81	0.17		—	—	0.17	21.50	21.64	0.90	0.90	†	0.90	†	0.65	†	907,755	45
12-31-09	13.03	0.15		4.73	4.88	0.05		—	—	0.05	17.86	37.51	0.91	0.91	†	0.91	†	1.00	†	902,260	77
12-31-08	26.19	0.16	•	(9.11)	(8.95)	0.38		3.83	—	4.21	13.03	(41.00)	0.89	0.89	†	0.89	†	0.74	†	691,845	85
12-31-07	21.74	0.25	•	6.69	6.94	0.00	*	2.49	—	2.49	26.19	33.27	0.89	0.89	†	0.89	†	1.07	†	1,039,716	166
12-31-06	20.35	0.05	•	4.19	4.24	0.04		2.81	—	2.85	21.74	21.41	0.90	0.90		0.90		0.23		540,037	159
Class S2
06-30-11	21.35	0.06		0.70	0.76	—		—	—	—	22.11	3.56	1.14	1.04		1.04		0.45		29,866	20
12-31-10	17.74	0.09	•	3.67	3.76	0.15		—	—	0.15	21.35	21.46	1.15	1.05	†	1.05	†	0.51	†	30,537	45
12-31-09	12.93	0.12	•	4.70	4.82	0.01		—	—	0.01	17.74	37.26	1.16	1.06	†	1.06	†	0.85	†	28,494	77
12-31-08	26.01	0.12		(9.04)	(8.92)	0.33		3.83	—	4.16	12.93	(41.09)	1.14	1.04	†	1.04	†	0.58	†	22,534	85
12-31-07	21.63	0.20		6.67	6.87	—		2.49	—	2.49	26.01	33.09	1.14	1.04	†	1.04	†	0.85	†	41,174	166
12-31-06	20.28	0.02	•	4.16	4.18	0.02		2.81	—	2.83	21.63	21.19	1.15	1.05		1.05		0.08		31,793	159
ING Invesco Van Kampen Growth and Income Portfolio
Class ADV
06-30-11	21.62	0.10	•	0.82	0.92	—		—	—	—	22.54	4.26	1.39	1.24		1.24		0.93		10,502	10
12-31-10	19.33	0.16	•	2.18	2.34	0.05		—	—	0.05	21.62	12.14	1.40	1.25	†	1.24	†	0.80	†	7,565	27
12-31-09	15.80	0.17	•	3.55	3.72	0.19		—	—	0.19	19.33	23.57	1.41	1.26	†	1.26	†	1.03	†	2,692	52
12-31-08	26.40	0.32	•	(8.51)	(8.19)	0.41		2.00	—	2.41	15.80	(32.49)	1.40	1.25		1.25		1.48		1,886	43
12-31-07	27.87	0.32	•	0.43	0.75	0.35		1.87	—	2.22	26.40	2.20	1.39	1.24		1.24		1.14		5,264	25
12-31-06	26.86	0.33	•	3.53	3.86	0.38		2.47	—	2.85	27.87	15.59	1.40	1.25		1.24		1.22		8,391	30
Class I
06-30-11	21.63	0.17	•	0.82	0.99	—		—	—	—	22.62	4.58	0.64	0.64		0.64		1.50		8,167	10
12-31-10	19.23	0.28	•	2.17	2.45	0.05		—	—	0.05	21.63	12.78	0.65	0.65	†	0.64	†	1.40	†	20,244	27
12-31-09	15.69	0.27		3.54	3.81	0.27		—	—	0.27	19.23	24.30	0.66	0.66	†	0.66	†	1.67	†	16,614	52
12-31-08	26.82	0.45	•	(8.59)	(8.14)	0.99		2.00	—	2.99	15.69	(32.08)	0.65	0.65		0.65		2.11		12,953	43
12-31-07	28.24	0.49	•	0.46	0.95	0.50		1.87	—	2.37	26.82	2.87	0.64	0.64		0.64		1.72		13,860	25
04-28-06(4)–12-31-06	28.61	0.31	•	2.19	2.50	0.40		2.47	—	2.87	28.24	9.90	0.65	0.65		0.65		1.73		13,217	30

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
ING Invesco Van Kampen Growth and Income Portfolio (continued)
Class S
06-30-11	21.70	0.14	•	0.83	0.97	—	—	—	—	22.67	4.47	0.89	0.89		0.89		1.26	546,779	10
12-31-10	19.34	0.23	•	2.18	2.41	0.05	—	—	0.05	21.70	12.50	0.90	0.90	†	0.89	†	1.16 †	559,031	27
12-31-09	15.78	0.23	•	3.56	3.79	0.23	—	—	0.23	19.34	24.02	0.91	0.91	†	0.91	†	1.43 †	570,662	52
12-31-08	26.84	0.45		(8.66)	(8.21)	0.85	2.00	—	2.85	15.78	(32.26)	0.90	0.90		0.90		1.86	499,353	43
12-31-07	28.27	0.42	•	0.45	0.87	0.43	1.87	—	2.30	26.84	2.59	0.89	0.88		0.88		1.49	857,470	25
12-31-06	27.07	0.42	•	3.58	4.00	0.33	2.47	—	2.80	28.27	15.99	0.90	0.90		0.89		1.56	976,161	30
Class S2
06-30-11	21.58	0.12	•	0.82	0.94	—	—	—	—	22.52	4.36	1.14	1.04		1.04		1.11	51,187	10
12-31-10	19.26	0.20	•	2.17	2.37	0.05	—	—	0.05	21.58	12.34	1.15	1.05	†	1.04	†	1.01 †	52,679	27
12-31-09	15.72	0.21	•	3.53	3.74	0.20	—	—	0.20	19.26	23.83	1.16	1.06	†	1.06	†	1.28 †	51,397	52
12-31-08	26.69	0.41		(8.60)	(8.19)	0.78	2.00	—	2.78	15.72	(32.36)	1.15	1.05		1.05		1.71	44,674	43
12-31-07	28.13	0.37	•	0.45	0.82	0.39	1.87	—	2.26	26.69	2.43	1.14	1.04		1.04		1.32	77,135	25
12-31-06	26.96	0.38	•	3.56	3.94	0.30	2.47	—	2.77	28.13	15.81	1.15	1.05		1.04		1.40	80,628	30
ING Janus Contrarian Portfolio
Class ADV
06-30-11	11.81	0.03		(0.25)	(0.22)	—	—	—	—	11.59	(1.86)	1.54	1.39		1.36		0.40	689	62
12-31-10	10.40	(0.02)		1.43	1.41	—	—	—	—	11.81	13.56	1.54	1.39		1.38		(0.18)	779	111
12-31-09	7.70	(0.00	)*	2.76	2.76	0.06	—	—	0.06	10.40	36.05	1.54	1.38		1.36		(0.12)	805	99
12-31-08	17.58	(0.05	)•	(7.86)	(7.91)	0.11	1.86	—	1.97	7.70	(49.18)	1.50	1.34		1.33		(0.46)	501	48
12-31-07	14.81	0.00	•,*	3.07	3.07	—	0.30	—	0.30	17.58	20.80	1.49	1.34		1.32		0.01	2	112
12-29-06(4)–12-31-06	14.81	(0.00	)*	—	(0.00)*	—	—	—	—	14.81	—	1.53	1.38		1.38		(1.38)	1	34
Class I
06-30-11	12.12	0.06		(0.24)	(0.18)	—	—	—	—	11.94	(1.49)	0.79	0.79		0.76		1.02	18,052	62
12-31-10	10.60	0.05		1.47	1.52	—	—	—	—	12.12	14.34	0.79	0.79		0.78		0.44	18,196	111
12-31-09	7.84	(0.06)		2.91	2.85	0.09	—	—	0.09	10.60	36.55	0.79	0.78		0.76		0.82	15,845	99
12-31-08	17.75	0.11	•	(8.05)	(7.94)	0.11	1.86	—	1.97	7.84	(48.85)	0.75	0.74		0.73		0.92	156,515	48
12-31-07	14.89	0.09		3.07	3.16	—	0.30	—	0.30	17.75	21.30	0.74	0.74		0.72		0.67	2	112
04-28-06(4)–12-31-06	13.88	0.09	•	1.58	1.67	0.08	0.58	—	0.66	14.89	12.85	0.78	0.78		0.78		0.72	1	34
Class S
06-30-11	12.07	0.05		(0.25)	(0.20)	—	—	—	—	11.87	(1.66)	1.04	1.04		1.01		0.75	459,318	62
12-31-10	10.59	0.02		1.46	1.48	—	—	—	—	12.07	13.98	1.04	1.04		1.03		0.20	515,937	111
12-31-09	7.81	0.02		2.81	2.83	0.05	—	—	0.05	10.59	36.44	1.04	1.03		1.01		0.24	525,708	99
12-31-08	17.70	0.08		(8.03)	(7.95)	0.08	1.86	—	1.94	7.81	(48.98)	1.00	0.99		0.98		0.66	447,678	48
12-31-07	14.90	0.06	•	3.04	3.10	—	0.30	—	0.30	17.70	20.88	0.99	0.99		0.97		0.34	810,064	112
12-31-06	12.72	0.07	•	2.75	2.82	0.06	0.58	—	0.64	14.90	23.04	1.03	1.03		1.03		0.51	150,930	34
Class S2
06-30-11	11.97	0.04		(0.24)	(0.20)	—	—	—	—	11.77	(1.67)	1.29	1.19		1.16		0.60	20,580	62
12-31-10	10.52	0.00	*	1.45	1.45	—	—	—	—	11.97	13.78	1.29	1.19		1.18		0.04	22,497	111
12-31-09	7.75	0.01		2.79	2.80	0.03	—	—	0.03	10.52	36.20	1.29	1.18		1.16		0.08	21,864	99
12-31-08	17.58	0.07		(7.99)	(7.92)	0.05	1.86	—	1.91	7.75	(49.07)	1.25	1.14		1.13		0.53	18,751	48
12-31-07	14.81	0.02		3.05	3.07	—	0.30	—	0.30	17.58	20.81	1.24	1.14		1.12		0.19	39,409	112
12-31-06	12.66	0.05		2.73	2.78	0.05	0.58	—	0.63	14.81	22.81	1.28	1.18		1.18		0.37	7,238	34
ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-11	22.36	0.07	•	(0.11)	(0.04)	—	—	—	—	22.32	(0.18)	2.00	1.85		1.85		0.61	35,253	6
12-31-10	20.00	(0.05)		3.75	3.70	0.12	1.22	—	1.34	22.36	19.87	2.01	1.86		1.86		(0.29)	26,579	13
12-31-09	11.80	0.01		8.32	8.33	0.13	—	—	0.13	20.00	70.91	2.01	1.86		1.86		0.15	4,140	34
12-31-08	26.43	0.25	•	(13.17)	(12.92)	0.48	1.23	—	1.71	11.80	(51.46)	2.00	1.85		1.85		1.27	2,318	14
12-31-07	19.42	(0.00	)•,*	7.33	7.33	0.27	0.05	—	0.32	26.43	38.02	2.00	1.85		1.85		(0.00)*	5,040	15
03-23-06(4)–12-31-06	15.99	(0.02)		3.75	3.73	0.11	0.19	—	0.30	19.42	23.74	2.01	1.86		1.86		(0.36)	431	5

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING JPMorgan Emerging Markets Equity Portfolio (continued)
Class I
06-30-11	22.92	0.13	•	(0.12)		0.01		—		—		—	—		22.93	0.04	1.25	1.25		1.25		1.21		346,963	6
12-31-10	20.38	0.09		3.83		3.92		0.16		1.22		—	1.38		22.92	20.63	1.26	1.26		1.26		0.46		261,290	13
12-31-09	12.03	0.13	•	8.48		8.61		0.26		—		—	0.26		20.38	72.16	1.26	1.26		1.26		0.86		202,720	34
12-31-08	26.85	0.36	•	(13.40)		(13.04)		0.55		1.23		—	1.78		12.03	(51.21)	1.25	1.25		1.25		1.86		203,797	14
12-31-07	19.61	0.16	•	7.40		7.56		0.27		0.05		—	0.32		26.85	38.86	1.25	1.25		1.25		0.72		333,429	15
12-31-06	14.67	0.12	•	5.12		5.24		0.11		0.19		—	0.30		19.61	36.18	1.26	1.26		1.26		0.72		193,413	5
Class S
06-30-11	22.85	0.10		(0.11)		(0.01)		—		—		—	—		22.84	(0.04)	1.50	1.50		1.50		0.88		743,862	6
12-31-10	20.33	0.06		3.79		3.85		0.11		1.22		—	1.33		22.85	20.29	1.51	1.51		1.51		0.22		764,106	13
12-31-09	12.00	0.08	•	8.46		8.54		0.21		—		—	0.21		20.33	71.70	1.51	1.51		1.51		0.52		786,256	34
12-31-08	26.79	0.32	•	(13.38)		(13.06)		0.50		1.23		—	1.73		12.00	(51.32)	1.50	1.50		1.50		1.61		464,609	14
12-31-07	19.58	0.10	•	7.39		7.49		0.23		0.05		—	0.28		26.79	38.53	1.50	1.50		1.50		0.45		974,312	15
12-31-06	14.67	0.10		5.09		5.19		0.09		0.19		—	0.28		19.58	35.79	1.51	1.51		1.51		0.69		556,576	5
Class S2
06-30-11	22.68	0.09		(0.12)		(0.03)		—		—		—	—		22.65	(0.13)	1.75	1.65		1.65		0.73		33,555	6
12-31-10	20.19	0.02		3.78		3.80		0.09		1.22		—	1.31		22.68	20.15	1.76	1.66		1.66		0.06		35,523	13
12-31-09	11.92	0.06		8.39		8.45		0.18		—		—	0.18		20.19	71.27	1.76	1.66		1.66		0.37		33,343	34
12-31-08	26.59	0.30	•	(13.29)		(12.99)		0.45		1.23		—	1.68		11.92	(51.37)	1.75	1.65		1.65		1.48		20,682	14
12-31-07	19.45	0.08		7.32		7.40		0.21		0.05		—	0.26		26.59	38.29	1.75	1.65		1.65		0.34		47,835	15
12-31-06	14.58	0.08	•	5.06		5.14		0.08		0.19		—	0.27		19.45	35.68	1.76	1.66		1.66		0.50		35,282	5
ING Liquid Assets Portfolio
Class I
06-30-11	1.00	0.00	*	0.00	*	0.00	*	—		—		—	—		1.00	0.01	0.27	0.27		0.27		0.02		121,033	—
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00	0.06	0.27	0.27		0.27		0.06		129,360	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00	0.52	0.29	0.29		0.29		0.31		153,190	—
12-31-08	1.00	0.03		0.00	*	0.03		0.03		—		—	0.03		1.00	2.70	0.28	0.28		0.28		2.64		204,155	—
12-31-07	1.00	0.05		(0.00	)*	0.05		0.05		—		—	0.05		1.00	5.22	0.28	0.28		0.28		5.10		184,187	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.93	0.29	0.29		0.29		4.89		204,662	—
Class S
06-30-11	1.00	0.00	*	0.00	*	0.00	*	—		—		—	—		1.00	0.00	0.52	0.29		0.29		0.00		1,034,928	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	1.00	0.00	0.52	0.33		0.33		0.00	*	1,157,898	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00	0.31	0.54	0.51		0.51		0.10		1,610,786	—
12-31-08	1.00	0.02		0.00	*	0.02		0.02		—			0.02		1.00	2.44	0.53	0.53		0.53		2.28		2,461,486	—
12-31-07	1.00	0.05		0.00	*	0.05		0.05		—		—	0.05		1.00	4.96	0.53	0.53		0.53		4.85		1,136,300	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.67	0.54	0.54		0.54		4.60		767,059	—
Class S2
06-30-11	1.00	0.00	*	0.00	*	0.00	*	—		—		—	—		1.00	0.00	0.77	0.29		0.29		0.00		194,930	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	1.00	0.00	0.77	0.34		0.34		0.00	*	185,550	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00	0.27	0.79	0.55		0.55		0.05		134,392	—
12-31-08	1.00	0.02		0.00	*	0.02		0.02		—		—	0.02		1.00	2.29	0.78	0.68		0.68		2.06		171,930	—
12-31-07	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.80	0.78	0.68		0.68		4.70		55,304	—
12-31-06	1.00	0.05		—		0.05		0.05		—		—	0.05		1.00	4.51	0.79	0.69		0.69		4.48		20,509	—
ING Marsico Growth Portfolio
Class ADV
06-30-11	17.00	(0.00	)*	0.97		0.97		—		—		—	—		17.97	5.71	1.56	1.41		1.41		(0.18)		6,456	35
12-31-10	14.29	(0.01	)•	2.77		2.76		0.05		—		—	0.05		17.00	19.35	1.56	1.41	†	1.41	†	(0.10	)†	8,140	79
12-31-09	11.11	0.02	•	3.16		3.18		0.00	*	—		—	0.00	*	14.29	28.63	1.56	1.41	†	1.41	†	0.19	†	4,313	74
12-31-08	18.68	0.04	•	(7.61)		(7.57)		—		—		—	—		11.11	(40.52)	1.53	1.38	†	1.38	†	0.24	†	3,818	76
12-31-07	16.42	0.06		2.20		2.26		—		—		—	—		18.68	13.76	1.52	1.37		1.37		0.34		14,649	51
12-31-06	15.70	(0.04)		0.76		0.72		—		—		—	—		16.42	4.59	1.52	1.37		1.36		(0.34)		11,394	64

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Marsico Growth Portfolio (continued)
Class I
06-30-11	17.29	0.04		1.01	1.05	—	—	—	—	18.34	6.07	0.81	0.81		0.81		0.43		183,767	35
12-31-10	14.51	0.08		2.82	2.90	0.12	—	—	0.12	17.29	20.13	0.81	0.81	†	0.81	†	0.47	†	188,224	79
12-31-09	11.36	0.10	•	3.20	3.30	0.15	—	—	0.15	14.51	29.30	0.81	0.81	†	0.81	†	0.80	†	182,448	74
12-31-08	19.14	0.15	•	(7.80)	(7.65)	0.13	—	—	0.13	11.36	(40.16)	0.78	0.78	†	0.78	†	0.95	†	249,020	76
12-31-07	16.73	0.17	•	2.24	2.41	0.00 *	—	—	0.00 *	19.14	14.43	0.77	0.77		0.77		0.96		145,442	51
12-31-06	15.90	0.05	•	0.78	0.83	—	—	—	—	16.73	5.22	0.77	0.77		0.76		0.30		75,920	64
Class S
06-30-11	17.12	0.02		0.99	1.01	—	—	—	—	18.13	5.90	1.06	1.06		1.06		0.18		581,051	35
12-31-10	14.37	0.04		2.79	2.83	0.08	—	—	0.08	17.12	19.83	1.06	1.06	†	1.06	†	0.22	†	609,780	79
12-31-09	11.24	0.07		3.17	3.24	0.11	—	—	0.11	14.37	29.00	1.06	1.06	†	1.06	†	0.54	†	546,201	74
12-31-08	18.93	0.11		(7.72)	(7.61)	0.08	—	—	0.08	11.24	(40.31)	1.03	1.03	†	1.03	†	0.65	†	455,225	76
12-31-07	16.58	0.12		2.23	2.35	—	—	—	—	18.93	14.17	1.02	1.02		1.02		0.64		833,885	51
12-31-06	15.80	(0.00	)*	0.78	0.78	—	—	—	—	16.58	4.94	1.02	1.02		1.01		(0.00	)*	801,219	64
Class S2
06-30-11	17.00	0.01		0.99	1.00	—	—	—	—	18.00	5.88	1.31	1.21		1.21		0.03		18,815	35
12-31-10	14.28	0.02		2.76	2.78	0.06	—	—	0.06	17.00	19.58	1.31	1.21	†	1.21	†	0.07	†	18,825	79
12-31-09	11.16	0.05		3.16	3.21	0.09	—	—	0.09	14.28	28.88	1.31	1.21	†	1.21	†	0.39	†	17,478	74
12-31-08	18.79	0.08	•	(7.66)	(7.58)	0.05	—	—	0.05	11.16	(40.42)	1.28	1.18	†	1.18	†	0.49	†	14,280	76
12-31-07	16.48	0.09		2.22	2.31	—	—	—	—	18.79	14.02	1.27	1.17		1.17		0.49		26,473	51
12-31-06	15.73	(0.02)		0.77	0.75	—	—	—	—	16.48	4.77	1.27	1.17		1.16		(0.15)		24,805	64

ING MFS Total Return Portfolio
Class ADV
06-30-11	14.92	0.13	•	0.46	0.59	—	—	—	—	15.51	3.95	1.45	1.30		1.30		1.76		4,968	9
12-31-10	13.69	0.25	•	1.04	1.29	0.06	—	—	0.06	14.92	9.49	1.45	1.30		1.29		1.78		4,361	30
12-31-09	11.90	0.29		1.79	2.08	0.29	—	—	0.29	13.69	17.48	1.45	1.30		1.29		2.39		2,184	44
12-31-08	17.99	0.37	•	(4.17)	(3.80)	0.68	1.61	—	2.29	11.90	(22.63)	1.41	1.26		1.25		2.40		1,960	59
12-31-07	18.78	0.40		0.31	0.71	0.48	1.02	—	1.50	17.99	3.61	1.39	1.24		1.23		2.12		6,428	60
12-31-06	18.05	0.40	•	1.57	1.97	0.40	0.84	—	1.24	18.78	11.55	1.39	1.24		1.23		2.28		6,428	44
Class I
06-30-11	14.98	0.18	•	0.46	0.64	—	—	—	—	15.62	4.27	0.70	0.70		0.70		2.34		119,491	9
12-31-10	13.66	0.34	•	1.04	1.38	0.06	—	—	0.06	14.98	10.17	0.70	0.70		0.69		2.39		122,406	30
12-31-09	11.87	0.37	•	1.78	2.15	0.36	—	—	0.36	13.66	18.14	0.70	0.70		0.69		3.00		127,025	44
12-31-08	18.26	0.48	•	(4.23)	(3.75)	1.03	1.61	—	2.64	11.87	(22.17)	0.66	0.66		0.65		3.06		121,270	59
12-31-07	19.03	0.51		0.34	0.85	0.60	1.02	—	1.62	18.26	4.27	0.64	0.64		0.63		2.75		200,345	60
12-31-06	18.26	0.53	•	1.57	2.10	0.49	0.84	—	1.33	19.03	12.22	0.64	0.64		0.63		2.86		151,940	44
Class S
06-30-11	14.98	0.16	•	0.46	0.62	—	—	—	—	15.60	4.14	0.95	0.95		0.95		2.09		813,716	9
12-31-10	13.70	0.30	•	1.04	1.34	0.06	—	—	0.06	14.98	9.85	0.95	0.95		0.94		2.14		847,131	30
12-31-09	11.90	0.34	•	1.79	2.13	0.33	—	—	0.33	13.70	17.91	0.95	0.95		0.94		2.74		904,853	44
12-31-08	18.23	0.44	•	(4.22)	(3.78)	0.94	1.61	—	2.55	11.90	(22.35)	0.91	0.91		0.90		2.82		836,604	59
12-31-07	19.00	0.47	•	0.33	0.80	0.55	1.02	—	1.57	18.23	4.01	0.89	0.89		0.88		2.47		1,265,296	60
12-31-06	18.23	0.48	•	1.57	2.05	0.44	0.84	—	1.28	19.00	11.93	0.89	0.89		0.88		2.62		1,400,960	44
Class S2
06-30-11	14.85	0.15	•	0.45	0.60	—	—	—	—	15.45	4.04	1.20	1.10		1.10		1.94		35,050	9
12-31-10	13.60	0.28	•	1.03	1.31	0.06	—	—	0.06	14.85	9.70	1.20	1.10		1.09		1.99		35,158	30
12-31-09	11.82	0.32	•	1.77	2.09	0.31	—	—	0.31	13.60	17.69	1.20	1.10		1.09		2.60		35,301	44
12-31-08	18.08	0.41	•	(4.18)	(3.77)	0.88	1.61	—	2.49	11.82	(22.44)	1.16	1.06		1.05		2.67		33,529	59
12-31-07	18.87	0.45		0.31	0.76	0.53	1.02	—	1.55	18.08	3.82	1.14	1.04		1.03		2.32		51,016	60
12-31-06	18.12	0.45		1.56	2.01	0.42	0.84	—	1.26	18.87	11.79	1.14	1.04		1.03		2.48		54,492	44

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Utilities Portfolio
Class ADV
06-30-11	13.22	0.30	•	1.07	1.37	—	—	—	—	14.59	10.36	1.52	1.37	1.36	4.28	13,591	26
12-31-10	11.97	0.35	•	1.24	1.59	0.34	—	—	0.34	13.22	13.29	1.52	1.37	1.36	2.79	5,970	56
12-31-09	9.49	0.48	•	2.57	3.05	0.55	—	0.02	0.57	11.97	32.35	1.55	1.40	1.38	4.61	658	71
12-31-08	17.74	0.30		(6.42)	(6.12)	0.38	1.75	—	2.13	9.49	(37.91)	1.53	1.38	1.36	2.13	618	67
12-31-07	14.54	0.29	•	3.59	3.88	0.14	0.54	—	0.68	17.74	26.97	1.52	1.37	1.34	1.73	987	81
07-18-06(4)–12-31-06	11.95	0.05		2.54	2.59	—	—	—	—	14.54	21.67	1.54	1.39	1.37	1.23	86	93
Class I
06-30-11	13.35	0.32	•	1.10	1.42	—	—	—	—	14.77	10.64	0.77	0.77	0.76	4.57	5,083	26
12-31-10	12.03	0.41	•	1.28	1.69	0.37	—	—	0.37	13.35	14.08	0.77	0.77	0.76	3.35	4,844	56
12-31-09	9.53	0.53	•	2.60	3.13	0.61	—	0.02	0.63	12.03	33.11	0.80	0.80	0.78	5.11	5,180	71
12-31-08	17.92	0.40	•	(6.52)	(6.12)	0.52	1.75	—	2.27	9.53	(37.56)	0.78	0.78	0.76	2.73	4,858	67
12-31-07	14.60	0.37		3.63	4.00	0.14	0.54	—	0.68	17.92	27.72	0.77	0.77	0.74	2.24	9,192	81
12-31-06	11.22	0.28		3.18	3.46	0.02	0.06	—	0.08	14.60	31.04	0.79	0.79	0.77	2.34	7,489	93
Class S
06-30-11	13.30	0.30		1.11	1.41	—	—	—	—	14.71	10.60	1.02	1.02	1.01	4.33	564,968	26
12-31-10	12.00	0.38	•	1.26	1.64	0.34	—	—	0.34	13.30	13.68	1.02	1.02	1.01	3.10	515,667	56
12-31-09	9.51	0.50	•	2.59	3.09	0.58	—	0.02	0.60	12.00	32.80	1.05	1.05	1.03	4.75	493,128	71
12-31-08	17.84	0.36	•	(6.48)	(6.12)	0.46	1.75	—	2.21	9.51	(37.70)	1.03	1.03	1.01	2.55	404,884	67
12-31-07	14.56	0.33	•	3.61	3.94	0.12	0.54	—	0.66	17.84	27.38	1.02	1.02	0.99	1.99	587,399	81
12-31-06	11.20	0.26	•	3.17	3.43	0.01	0.06	—	0.07	14.56	30.81	1.04	1.04	1.02	2.07	306,300	93
Class S2
06-30-11	13.37	0.30	•	1.11	1.41	—	—	—	—	14.78	10.55	1.27	1.17	1.16	4.21	130	26
12-31-10	12.15	0.41	•	1.17	1.58	0.36	—	—	0.36	13.37	13.02	1.27	1.17	1.16	3.08	83	56
12-31-09	9.67	0.51	•	2.60	3.11	0.61	—	0.02	0.63	12.15	32.42	1.30	1.20	1.18	4.83	1	71
12-31-08	17.83	0.35		(6.50)	(6.15)	0.26	1.75	—	2.01	9.67	(37.71)	1.28	1.18	1.16	2.42	1	67
12-31-07	14.54	0.30		3.67	3.97	0.14	0.54	—	0.68	17.83	27.61	1.27	1.17	1.14	1.88	1	81
12-29-06(4)–12-31-06	14.54	(0.00	)*	—	(0.00)*	—	—	—	—	14.54	—	1.29	1.19	1.17	(1.17)	1	93
ING Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-11	13.99	0.16	•	1.52	1.68	—	—	—	—	15.67	12.01	1.72	1.57	1.57	2.11	6,818	18
12-31-10	12.42	0.03	•	1.63	1.66	0.09	—	—	0.09	13.99	13.40	1.73	1.58	1.58	0.22	2,567	47
12-31-09	10.78	0.15		2.65	2.80	0.79	0.37	—	1.16	12.42	28.15	1.74	1.59	1.59	1.29	1	21
12-31-08	16.80	0.30		(4.98)	(4.68)	0.22	1.12	—	1.34	10.78	(28.87)	1.72	1.57	1.57	2.13	1	28
12-31-07	15.85	0.23		1.21	1.44	—	0.49	—	0.49	16.80	9.11	1.71	1.56	1.56	1.44	1	26
12-29-06(4)–12-31-06	15.85	(0.00	)*	—	(0.00)*	—	—	—	—	15.85	—	1.73	1.58	1.58	(1.58)	1	16
Class S
06-30-11	14.24	0.19	•	1.54	1.73	—	—	—	—	15.97	12.15	1.22	1.22	1.22	2.60	349,038	18
12-31-10	12.56	0.23		1.51	1.74	0.06	—	—	0.06	14.24	13.89	1.23	1.23	1.23	1.79	331,750	47
12-31-09	10.89	0.17	•	2.72	2.89	0.85	0.37	—	1.22	12.56	28.90	1.24	1.24	1.24	1.57	277,784	21
12-31-08	16.97	0.35		(5.03)	(4.68)	0.28	1.12	—	1.40	10.89	(28.57)	1.22	1.22	1.22	2.43	219,215	28
12-31-07	15.92	0.31		1.23	1.54	—	0.49	—	0.49	16.97	9.71	1.21	1.21	1.21	1.86	345,262	26
12-31-06	13.88	0.19		2.67	2.86	0.26	0.56	—	0.82	15.92	21.33	1.23	1.23	1.23	1.41	310,365	16
Class S2
06-30-11	14.16	0.18	•	1.53	1.71	—	—	—	—	15.87	12.08	1.47	1.37	1.37	2.47	65,026	18
12-31-10	12.48	0.22	•	1.50	1.72	0.04	—	—	0.04	14.16	13.82	1.48	1.38	1.38	1.67	62,756	47
12-31-09	10.83	0.16	•	2.69	2.85	0.83	0.37	—	1.20	12.48	28.58	1.49	1.39	1.39	1.46	60,930	21
12-31-08	16.87	0.34		(5.01)	(4.67)	0.25	1.12	—	1.37	10.83	(28.66)	1.47	1.37	1.37	2.28	53,297	28
12-31-07	15.85	0.29	•	1.22	1.51	—	0.49	—	0.49	16.87	9.56	1.46	1.36	1.36	1.73	86,796	26
12-31-06	13.83	0.18		2.65	2.83	0.25	0.56	—	0.81	15.85	21.13	1.48	1.38	1.38	1.30	84,086	16

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING PIMCO Total Return Bond Portfolio
Class ADV
06-30-11	11.90	0.14	•	0.18	0.32	—	—	—	—	12.22	2.69	1.31	1.12		1.12		2.39		96,573	416
12-31-10	12.01	0.27	•	0.58	0.85	0.63	0.33	—	0.96	11.90	7.28	1.31	1.11		1.11		2.27		68,384	553
12-31-09	11.30	0.42	•	1.09	1.51	0.42	0.38	—	0.80	12.01	13.84	1.31	1.16		1.16		3.63		1	585
12-31-08	11.29	0.52	•	(0.11)	0.41	0.30	0.10	—	0.40	11.30	3.70	1.31	1.16		1.16		4.63		1	537
12-31-07	10.82	0.44		0.43	0.87	0.40	—	—	0.40	11.29	8.32	1.32	1.17		1.17		4.08		1	803
04-28-06(4)–12-31-06	10.63	0.28	•	0.22	0.50	0.31	—	—	0.31	10.82	4.84	1.33	1.18		1.18		3.53		1	750
Class I
06-30-11	12.21	0.19		0.18	0.37	—	—	—	—	12.58	3.03	0.56	0.56		0.56		2.92		343,753	416
12-31-10	12.21	0.34	•	0.62	0.96	0.63	0.33	—	0.96	12.21	8.09	0.56	0.55		0.55		2.72		323,398	553
12-31-09	11.47	0.52	•	1.09	1.61	0.49	0.38	—	0.87	12.21	14.63	0.56	0.56		0.56		4.41		266,881	585
12-31-08	11.45	0.59	•	(0.09)	0.50	0.38	0.10	—	0.48	11.47	4.42	0.56	0.56		0.56		5.13		778,611	537
12-31-07	10.88	0.49		0.48	0.97	0.40	—	—	0.40	11.45	9.22	0.57	0.57		0.57		4.63		932,677	803
04-28-06(4)–12-31-06	10.67	0.30	•	0.22	0.52	0.31	—	—	0.31	10.88	5.01	0.58	0.58		0.58		4.17		795,704	750
Class S
06-30-11	12.20	0.16	•	0.20	0.36	—	—	—	—	12.56	2.95	0.81	0.81		0.81		2.68		2,967,052	416
12-31-10	12.22	0.31	•	0.61	0.92	0.61	0.33	—	0.94	12.20	7.69	0.81	0.80		0.80		2.46		3,064,266	553
12-31-09	11.48	0.47	•	1.12	1.59	0.47	0.38	—	0.85	12.22	14.44	0.81	0.81		0.81		3.96		3,044,602	585
12-31-08	11.47	0.57	•	(0.09)	0.48	0.37	0.10	—	0.47	11.48	4.21	0.81	0.81		0.81		5.00		2,150,994	537
12-31-07	10.89	0.48	•	0.47	0.95	0.37	—	—	0.37	11.47	8.99	0.82	0.82		0.82		4.39		979,690	803
12-31-06	10.71	0.41	•	0.04	0.45	0.27	—	—	0.27	10.89	4.32	0.85	0.85		0.85		3.84		643,131	750
Class S2
06-30-11	12.14	0.15	•	0.20	0.35	—	—	—	—	12.49	2.88	1.06	0.96		0.96		2.53		70,600	416
12-31-10	12.16	0.29	•	0.61	0.90	0.59	0.33	—	0.92	12.14	7.56	1.06	0.95		0.95		2.31		73,270	553
12-31-09	11.42	0.45	•	1.12	1.57	0.45	0.38	—	0.83	12.16	14.30	1.06	0.96		0.96		3.82		73,871	585
12-31-08	11.41	0.55	•	(0.10)	0.45	0.34	0.10	—	0.44	11.42	4.02	1.06	0.96		0.96		4.80		61,402	537
12-31-07	10.85	0.46	•	0.46	0.92	0.36	—	—	0.36	11.41	8.77	1.07	0.97		0.97		4.23		47,666	803
12-31-06	10.68	0.40	•	0.04	0.44	0.27	—	—	0.27	10.85	4.26	1.10	1.00		1.00		3.72		41,980	750
ING Pioneer Mid Cap Value Portfolio
Class ADV
06-30-11	10.79	0.03		0.57	0.60	—	—	—	—	11.39	5.56	1.39	1.24		1.23		0.58		4,200	42
12-31-10	9.26	0.07	•	1.54	1.61	0.08	—	—	0.08	10.79	17.44	1.39	1.24	†	1.23	†	0.68	†	3,275	93
12-31-09	7.51	0.08	•	1.78	1.86	0.11	—	—	0.11	9.26	24.78	1.40	1.25	†	1.23	†	1.00	†	462	95
12-31-08	12.22	0.15	•	(4.09)	(3.94)	0.11	0.66	—	0.77	7.51	(33.48)	1.39	1.24	†	1.22	†	1.88	†	44	91
12-31-07	12.30	0.03	•	0.64	0.67	0.10	0.65	—	0.75	12.22	4.91	1.39	1.24		1.24		0.26		1	65
12-29-06(4)–12-31-06	12.30	(0.00	)*	—	(0.00)*	—	—	—	—	12.30	—	1.39	1.24		1.24		(1.24)		1	109
Class I
06-30-11	10.98	0.06		0.59	0.65	—	—	—	—	11.63	5.92	0.64	0.64		0.63		1.19		354,789	42
12-31-10	9.39	0.11		1.60	1.71	0.12	—	—	0.12	10.98	18.20	0.64	0.64	†	0.63	†	1.15	†	285,618	93
12-31-09	7.59	0.12	•	1.81	1.93	0.13	—	—	0.13	9.39	25.39	0.65	0.65	†	0.63	†	1.51	†	237,581	95
12-31-08	12.37	0.15	•	(4.05)	(3.90)	0.22	0.66	—	0.88	7.59	(32.90)	0.64	0.64	†	0.62	†	1.47	†	311,831	91
12-31-07	12.35	0.14	•	0.63	0.77	0.10	0.65	—	0.75	12.37	5.72	0.64	0.64		0.64		1.08		356,457	65
12-31-06	11.02	0.12		1.27	1.39	0.03	0.03	—	0.06	12.35	12.70	0.64	0.64		0.64		1.02		135,708	109
Class S
06-30-11	10.97	0.06		0.57	0.63	—	—	—	—	11.60	5.74	0.89	0.89		0.88		0.90		583,911	42
12-31-10	9.38	0.09		1.59	1.68	0.09	—	—	0.09	10.97	17.94	0.89	0.89	†	0.88	†	0.88	†	595,335	93
12-31-09	7.58	0.10		1.81	1.91	0.11	—	—	0.11	9.38	25.15	0.90	0.90	†	0.88	†	1.23	†	582,243	95
12-31-08	12.32	0.12	•	(4.04)	(3.92)	0.16	0.66	—	0.82	7.58	(33.12)	0.89	0.89	†	0.87	†	1.22	†	506,336	91
12-31-07	12.30	0.09		0.65	0.74	0.07	0.65	—	0.72	12.32	5.52	0.89	0.89		0.89		0.70		656,802	65
12-31-06	11.00	0.08		1.27	1.35	0.02	0.03	—	0.05	12.30	12.35	0.89	0.89		0.89		0.69		632,504	109

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment ncome (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Pioneer Mid Cap Value Portfolio (continued)
Class S2
06-30-11	11.08	0.06	•	0.56	0.62	—	—	—	—	11.70	5.60	1.14	1.04		1.03		1.01		44	42
12-31-10	9.48	0.08		1.57	1.65	0.05	—	—	0.05	11.08	17.42	1.14	1.04	†	1.03	†	0.77	†	1	93
12-31-09	7.65	0.10		1.83	1.93	0.10	—	—	0.10	9.48	25.24	1.15	1.05	†	1.03	†	1.17	†	1	95
12-31-08	12.26	0.11	•	(4.05)	(3.94)	0.01	0.66	—	0.67	7.65	(33.38)	1.14	1.04	†	1.02	†	1.03	†	1	91
12-31-07	12.30	0.08		0.63	0.71	0.10	0.65	—	0.75	12.26	5.25	1.14	1.04		1.04		0.64		1	65
12-29-06(4)–12-31-06	12.30	(0.00	)*	—	(0.00)*	—	—	—	—	12.30	—	1.14	1.04		1.04		(1.04)		1	109

ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-11	22.26	0.15	•	1.15	1.30	—	—	—	—	23.56	5.84	1.39	1.24		1.24		1.30		124,497	42
12-31-10	19.88	0.27	•	2.43	2.70	0.32	—	—	0.32	22.26	13.63	1.40	1.25		1.25		1.33		88,819	71
12-31-09	15.19	0.36	•	4.61	4.97	0.28	—	—	0.28	19.88	32.74	1.41	1.26		1.26		2.08		37,968	96
12-31-08	24.12	0.36	•	(6.54)	(6.18)	0.61	2.14	—	2.75	15.19	(27.77)	1.40	1.25		1.24		1.70		34,503	98
12-31-07	26.11	0.50		0.67	1.17	0.46	2.70	—	3.16	24.12	4.05	1.39	1.24		1.24		1.91		62,600	60
12-31-06	24.86	0.45	•	2.88	3.33	0.40	1.68	—	2.08	26.11	14.25	1.40	1.25		1.24		1.81		70,012	58
Class I
06-30-11	22.65	0.22	•	1.17	1.39	—	—	—	—	24.04	6.14	0.64	0.64		0.64		1.89		468,877	42
12-31-10	20.18	0.40	•	2.48	2.88	0.41	—	—	0.41	22.65	14.31	0.65	0.65		0.65		1.90		454,380	71
12-31-09	15.40	0.47	•	4.70	5.17	0.39	—	—	0.39	20.18	33.57	0.66	0.66		0.66		2.65		306,468	96
12-31-08	24.74	0.49	•	(6.69)	(6.20)	1.00	2.14	—	3.14	15.40	(27.33)	0.65	0.65		0.64		2.36		167,666	98
12-31-07	26.64	0.66	•	0.70	1.36	0.56	2.70	—	3.26	24.74	4.69	0.64	0.64		0.64		2.52		187,709	60
12-31-06	25.17	0.61	•	2.93	3.54	0.39	1.68	—	2.07	26.64	14.91	0.65	0.65		0.64		2.40		111,625	58
Class S
06-30-11	22.67	0.20		1.16	1.36	—	—	—	—	24.03	6.00	0.89	0.89		0.89		1.64		3,466,642	42
12-31-10	20.20	0.34	•	2.48	2.82	0.35	—	—	0.35	22.67	14.03	0.90	0.90		0.90		1.63		3,376,297	71
12-31-09	15.42	0.42		4.70	5.12	0.34	—	—	0.34	20.20	33.24	0.91	0.91		0.91		2.43		3,140,972	96
12-31-08	24.69	0.44	•	(6.67)	(6.23)	0.90	2.14	—	3.04	15.42	(27.51)	0.90	0.90		0.89		2.10		2,376,765	98
12-31-07	26.61	0.59	•	0.69	1.28	0.50	2.70	—	3.20	24.69	4.39	0.89	0.89		0.89		2.26		3,159,850	60
12-31-06	25.13	0.55	•	2.92	3.47	0.31	1.68	—	1.99	26.61	14.64	0.90	0.90		0.89		2.15		2,843,235	58
Class S2
06-30-11	22.58	0.17	•	1.16	1.33	—	—	—	—	23.91	5.89	1.14	1.04		1.04		1.49		85,186	42
12-31-10	20.12	0.31	•	2.47	2.78	0.32	—	—	0.32	22.58	13.86	1.15	1.05		1.05		1.47		85,201	71
12-31-09	15.36	0.40	•	4.67	5.07	0.31	—	—	0.31	20.12	33.05	1.16	1.06		1.06		2.30		84,840	96
12-31-08	24.54	0.41	•	(6.64)	(6.23)	0.81	2.14	—	2.95	15.36	(27.64)	1.15	1.05		1.04		1.93		70,744	98
12-31-07	26.46	0.55	•	0.69	1.24	0.46	2.70	—	3.16	24.54	4.27	1.14	1.04		1.04		2.10		113,774	60
12-31-06	25.03	0.51	•	2.90	3.41	0.30	1.68	—	1.98	26.46	14.45	1.15	1.05		1.04		2.00		115,617	58

ING T. Rowe Price Equity Income Portfolio
Class ADV
06-30-11	11.68	0.06		0.47	0.53	—	—	—	—	12.21	4.54	1.39	1.24		1.24		1.29		36,224	14
12-31-10	10.34	0.15	•	1.35	1.50	0.16	—	—	0.16	11.68	14.51	1.40	1.25		1.25		1.42		28,478	16
12-31-09	8.41	0.14		1.93	2.07	0.14	—	—	0.14	10.34	24.59	1.41	1.26		1.26		1.67		17,601	14
12-31-08	15.00	0.26	•	(5.40)	(5.14)	0.38	1.07	—	1.45	8.41	(35.91)	1.40	1.25		1.24		2.10		12,589	33
12-31-07	15.28	0.21	•	0.24	0.45	0.16	0.57	—	0.73	15.00	2.71	1.39	1.24		1.24		1.35		24,913	27
12-31-06	13.65	0.18	•	2.27	2.45	0.20	0.62	—	0.82	15.28	18.66	1.40	1.24		1.24		1.23		31,856	19

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING T. Rowe Price Equity Income Portfolio (continued)
Class I
06-30-11	11.77	0.12		0.44	0.56	—	—	—	—	12.33	4.76	0.64	0.64		0.64		1.87		440,924	14
12-31-10	10.40	0.20		1.38	1.58	0.21	—	—	0.21	11.77	15.23	0.65	0.65		0.65		2.01		452,121	16
12-31-09	8.45	0.20	•	1.93	2.13	0.18	—	—	0.18	10.40	25.28	0.66	0.66		0.66		2.22		337,251	14
12-31-08	15.26	0.33	•	(5.48)	(5.15)	0.59	1.07	—	1.66	8.45	(35.50)	0.65	0.65		0.64		2.80		154,488	33
12-31-07	15.52	0.31	•	0.25	0.56	0.25	0.57	—	0.82	15.26	3.34	0.64	0.64		0.64		2.00		135,616	27
12-31-06	13.80	0.26	•	2.31	2.57	0.23	0.62	—	0.85	15.52	19.42	0.65	0.64		0.64		1.84		31,382	19
Class S
06-30-11	11.78	0.10		0.45	0.55	—	—	—	—	12.33	4.67	0.89	0.89		0.89		1.63		1,026,509	14
12-31-10	10.41	0.19	•	1.36	1.55	0.18	—	—	0.18	11.78	14.94	0.90	0.90		0.90		1.77		957,065	16
12-31-09	8.46	0.18		1.93	2.11	0.16	—	—	0.16	10.41	24.99	0.91	0.91		0.91		2.07		891,492	14
12-31-08	15.22	0.30	•	(5.48)	(5.18)	0.51	1.07	—	1.58	8.46	(35.69)	0.90	0.90		0.89		2.48		726,076	33
12-31-07	15.49	0.27	•	0.25	0.52	0.22	0.57	—	0.79	15.22	3.06	0.89	0.89		0.89		1.70		1,192,368	27
12-31-06	13.78	0.23		2.30	2.53	0.20	0.62	—	0.82	15.49	19.09	0.90	0.89		0.89		1.58		1,244,743	19
Class S2
06-30-11	11.70	0.08		0.47	0.55	—	—	—	—	12.25	4.70	1.14	1.04		1.04		1.48		85,059	14
12-31-10	10.35	0.16		1.36	1.52	0.17	—	—	0.17	11.70	14.72	1.15	1.05		1.05		1.62		74,101	16
12-31-09	8.42	0.16		1.92	2.08	0.15	—	—	0.15	10.35	24.74	1.16	1.06		1.06		1.91		54,916	14
12-31-08	15.12	0.28		(5.43)	(5.15)	0.48	1.07	—	1.55	8.42	(35.76)	1.15	1.05		1.04		2.33		41,553	33
12-31-07	15.40	0.24	•	0.26	0.50	0.21	0.57	—	0.78	15.12	2.95	1.14	1.04		1.04		1.56		69,427	27
12-31-06	13.72	0.21	•	2.29	2.50	0.20	0.62	—	0.82	15.40	18.93	1.15	1.04		1.04		1.43		61,853	19

ING T. Rowe Price International Stock Portfolio
Class ADV
06-30-11	11.75	0.10		0.42	0.52	—	—	—	—	12.27	4.43	1.54	1.39		1.39		1.49		5,666	108
12-31-10	10.48	0.07		1.31	1.38	0.11	—	—	0.11	11.75	13.37	1.50	1.33	†	1.33	†	0.60	†	5,475	132
12-31-09	7.69	0.05	•	2.79	2.84	0.05	—	—	0.05	10.48	37.02	1.50	1.29	†	1.29	†	0.58	†	4,737	110
12-31-08	16.99	0.11	•	(8.01)	(7.90)	—	1.40	—	1.40	7.69	(49.65)	1.49	1.28	†	1.28	†	0.85	†	4,326	122
12-31-07	15.22	0.14	•	2.81	2.95	0.11	1.07	—	1.18	16.99	20.19	1.47	1.28		1.28		0.88		15,698	111
01-20-06(4)–12-31-06	12.77	0.04		2.46	2.50	0.01	0.04	—	0.05	15.22	19.63	1.48	1.28		1.28		0.34		17,507	103
Class I
06-30-11	11.70	0.11	•	0.44	0.55	—	—	—	—	12.25	4.70	0.79	0.79		0.79		1.82		58,221	108
12-31-10	10.46	0.11		1.31	1.42	0.18	—	—	0.18	11.70	13.92	0.75	0.73	†	0.73	†	1.03	†	191,825	132
12-31-09	7.70	0.11	•	2.79	2.90	0.14	—	—	0.14	10.46	38.03	0.75	0.69	†	0.69	†	1.31	†	162,601	110
12-31-08	17.11	0.20	•	(8.05)	(7.85)	0.16	1.40	—	1.56	7.70	(49.34)	0.74	0.68	†	0.68	†	1.62	†	210,871	122
12-31-07	15.32	0.23	•	2.84	3.07	0.21	1.07	—	1.28	17.11	20.88	0.72	0.68		0.68		1.42		204,729	111
12-31-06	12.38	0.12	•	2.87	2.99	0.01	0.04	—	0.05	15.32	24.21	0.73	0.68		0.68		0.90		137,712	103
Class S
06-30-11	11.66	0.10	•	0.43	0.53	—	—	—	—	12.19	4.55	1.04	1.04		1.04		1.77		204,193	108
12-31-10	10.41	0.09	•	1.31	1.40	0.15	—	—	0.15	11.66	13.78	1.00	0.98	†	0.98	†	0.90	†	203,858	132
12-31-09	7.66	0.08	•	2.78	2.86	0.11	—	—	0.11	10.41	37.60	1.00	0.94	†	0.94	†	0.94	†	220,701	110
12-31-08	17.05	0.16	•	(8.02)	(7.86)	0.13	1.40	—	1.53	7.66	(49.51)	0.99	0.93	†	0.93	†	1.25	†	193,839	122
12-31-07	15.28	0.18	•	2.84	3.02	0.18	1.07	—	1.25	17.05	20.58	0.97	0.93		0.93		1.10		362,903	111
12-31-06	12.36	0.08		2.88	2.96	0.00 *	0.04	—	0.04	15.28	24.02	0.98	0.93		0.93		0.64		222,639	103

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING T. Rowe Price International Stock Portfolio (continued)
Class S2
06-30-11	11.74	0.11	•	0.42	0.53	—	—	—	—	12.27	4.51	1.29	1.19		1.19		1.87		554	108
12-31-10	10.50	(0.05	)•	1.47	1.42	0.18	—	—	0.18	11.74	13.87	1.25	1.13	†	1.13	†	(0.44	)†	598	132
12-31-09	7.64	0.07		2.82	2.89	0.03	—	—	0.03	10.50	37.84	1.25	1.09	†	1.09	†	0.79	†	1	110
12-31-08	16.95	0.13		(8.00)	(7.87)	0.04	1.40	—	1.44	7.64	(49.66)	1.24	1.08	†	1.08	†	1.01	†	1	122
12-31-07	15.28	0.15		2.80	2.95	0.21	1.07	—	1.28	16.95	20.13	1.22	1.08		1.08		0.97		1	111
12-29-06(4)–12-31-06	15.28	(0.00	)*	—	(0.00)*	—	—	—	—	15.28	—	1.23	1.08		1.08		(1.08)		1	103

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of forty-seven active separate investment series. There are eighteen portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING Artio Foreign Portfolio (“Artio Foreign”), ING BlackRock Health Sciences Opportunities Portfolio (“BlackRock Health Sciences Opportunities”), ING Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Global Resources Portfolio (“Global Resources”), ING Invesco Van Kampen Growth and Income Portfolio (“Invesco Van Kampen Growth and Income”), ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), ING PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and ING T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”).

All of the Portfolios are diversified except for Global Resources, Janus Contrarian, and Morgan Stanley Global Franchise, which are non-diversified Portfolios. The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC (“DSL”) serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. ING Investments, LLC (“ING Investments”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Clarion Global Real Estate. ING Investment Management Co. (“ING IM”) serves as the sub-adviser to Global Resources and Liquid Assets. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING and other non-affiliated life insurance companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2011, the maximum amount of loss the below Portfolios would incur if the counterparties to their derivative transactions failed to perform is disclosed below by derivative type:

	Forward foreign currency contracts	Swaps
BlackRock Health Sciences Opportunities	$492,899	$—
Invesco Van Kampen Growth and Income	5,879	—
Janus Contrarian	102,551	—
MFS Utilities	512,109	—
PIMCO Total Return Bond	9,736,532	26,184,096

To reduce the amount of potential loss to PIMCO Total Return Bond, various counterparties have posted $11,985,000 in cash collateral and $3,940,000 principal amount in U.S. Treasury Bills as collateral for open OTC transactions.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2011, the following Portfolios had derivatives in a net liability position with credit related contingent features as disclosed below by derivative type:

Forward foreign currency contracts
Artio Foreign	$222,419
BlackRock Health Sciences Opportunities	170,635
FMRSM Diversified Mid Cap	9
Global Resources	80
Invesco Van Kampen Growth and Income	355,521
Janus Contrarian	12,978
MFS Utilities	1,064,123
T.Rowe Price International Stock	11

In addition to the above Portfolios, PIMCO Total Return Bond had a net liability with credit related contingent features on the following derivatives:

Forward foreign currency contract	Swaps	Written options
$14,651,204	$20,301,150	$7,088,298

If a contingent feature would have been triggered as of June 30, 2011, the Portfolios could have been required to pay this amount in cash to their counterparties. As of June 30, 2011, PIMCO Total Return Bond posted $2,824,000 in U.S. Treasury Obligations as collateral for open OTC derivative transactions.

H. Forward Foreign Currency Contracts and Equity Forward Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Artio Foreign*	$8,502,244	$24,193,566
BlackRock Health Sciences and Opportunities*	2,957,523	8,926,503
FMRSM Diversified Mid Cap*	—	7,267
Global Resources*	—	66,948
Invesco Van Kampen Growth and Income*	—	8,020,959
Janus Contrarian*	4,275,179	8,758,552
MFS Utilities*	7,478,082	86,425,615
PIMCO Total Return Bond**	387,021,280	486,578,241
T.Rowe Price International Stock*	—	9,398

*	For the six months ended June 30, 2011, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2011.

**	For the six months ended June 30, 2011, the Portfolios used forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2011.

Certain Portfolios may enter into equity forward contracts. An equity forward contract is an OTC agreement between two counterparties to buy or sell a specific quantity of an agreed stock, stock index, future or basket of stocks at a given price on a given date. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. These contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statements of Assets and Liabilities as cash collateral for equity forwards. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Equity forward contracts are cash settled in most cases. The use of equity forward contracts involves the risk that counterparties may not meet the terms of the agreement and/or the risk of an imperfect correlation in the movement of the contracts price. Artio Foreign entered into the equity forward to decrease exposure to equity risk of various indicies. During the six months ended June 30, 2011, Artio Foreign had an average market value on equity forwards sold of $1,943,726. There were no open equity forwards at June 30, 2011.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2011, PIMCO Total Return Bond had posted $10,094,000 principal value in U.S. Treasury Bills for open future contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. PIMCO Total Return Bond purchased or sold futures contracts on various bonds and notes as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
PIMCO Total Return Bond	$3,983,572,943	$31,679,772

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2011, PIMCO Total Return Bond had purchased and written options on exchange-traded futures contracts on various bonds and notes as part of its duration strategy and to generate income. Please refer to the Summary Portfolio of Investments for open purchased options on exchange-traded futures contracts and the table following for open written options on exchange-traded futures contracts at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return Bond had written swaptions on interest

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate swaps to generate income. Please refer to the Summary Portfolio of Investments for open purchased swaptions and the table following for open written swaptions at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return Bond had written swaptions on credit default swap indices “CDX” to generate income. Please refer to the table following the Summary Portfolio of Investments for open written CDX swaptions at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return Bond had written inflation floors to generate income. Please refer to the table following the Summary Portfolio of Investments for open written inflation floors at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return Bond had written forward volatility options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written forward volatility options at June 30, 2011.

During the six months ended June 30, 2011, T. Rowe Price Capital Appreciation had written exchange-traded equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written exchange-traded equity options at June 30, 2011.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2011.

K.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statements of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which a Portfolio is seller of protection are disclosed in a table following each Portfolio’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2011, PIMCO Total Return Bond has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, PIMCO Total Return Bond has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market. The Portfolio also sold credit protection on CDX indices during the six months ended June 30, 2011.

For the six months ended June 30, 2011, PIMCO Total Return Bond had average notional amounts of $7,200,000 and $462,040,266 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $436,166,715.

For the six months ended June 30, 2011, PIMCO Total Return Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $221,500,000.

PIMCO Total Return Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2011.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statement of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price. There were no structured products open at June 30, 2011.

L.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M.  Securities Lending. Certain Portfolios have the option to temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which has the option to temporarily loan up to 30%) of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.  Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. PIMCO Total Return had open sales commitments at June 30, 2011, which are disclosed following the Summary Portfolio of Investments.

R. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Artio Foreign	$241,851,537	$608,351,802
BlackRock Health Sciences Opportunities	240,579,680	210,992,497
Clarion Global Real Estate	74,658,787	82,738,769
FMRSM Diversified Mid Cap	543,009,200	654,985,073
Global Resources	271,731,372	220,264,588
Invesco Van Kampen Growth and Income	59,890,709	118,407,943
Janus Contrarian	317,120,233	376,868,229
JPMorgan Emerging Markets Equity	120,812,276	66,089,882
Marsico Growth	282,862,140	378,015,767
MFS Total Return	74,115,328	117,945,934
MFS Utilities	156,423,329	144,876,344
Morgan Stanley Global Franchise	70,535,436	82,012,010
PIMCO Total Return Bond	502,488,946	171,971,596
Pioneer Mid Cap Value	407,271,180	381,689,791
T. Rowe Price Capital Appreciation	1,651,534,805	1,551,424,522
T. Rowe Price Equity Income	221,126,806	255,047,084
T. Rowe Price International Stock	289,140,086	303,609,305

U.S. government securities not included above were as follows:

	Purchases	Sales
MFS Total Return	$13,679,485	$34,707,441
PIMCO Total Return Bond	14,892,653,235	16,583,855,914

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Global Real Estate has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of Clarion Global Real Estate, based on 0.80% of the first $250 million; 0.775% of the next $250 million; and 0.70% of the amount in excess of $500 million of the average daily net assets of the portfolio.

MFS Utilities and T. Rowe Price International Stock have entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (“DSL”). The Investment Management Agreement compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $1 billion; 0.47% of the next $1 billion; 0.45% of the next $1 billion; 0.44% of the next $1 billion; 0.43% thereafter
T. Rowe Price International Stock	0.54% of the first $4 billion; 0.53% thereafter

Except for the above Portfolios, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under an investment management agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Artio Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% of the amount in excess of $500 million.
BlackRock Health Sciences Opportunities	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million
FMRSM Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion
Janus Contrarian	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion
JPMorgan Emerging Markets Equity	1.25%
Liquid Assets(1)	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million
Marsico Growth	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion
MFS Total Return	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion
Morgan Stanley Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million
PIMCO Total Return Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million
Pioneer Mid Cap Value	0.64%
Global Resources,	0.75% of the first $750 million;
T. Rowe Price Capital Appreciation,	0.70% of the next $1.25 billion;
T. Rowe Price Equity Income and Invesco Van Kampen Growth and Income(2)	0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

(1)	The assets of Liquid Assets are aggregated with those of ING Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of ING Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Adviser has contractually agreed to waive a portion of the advisory fee for each of Clarion Global Real Estate(1), Pioneer Mid Cap Value and T. Rowe Price Equity Income(2). Effective May 1, 2011, DSL is no longer waiving a portion of the advisory fee for PIMCO Total Return Bond. The waiver is calculated as follows, except for T. Rowe Price Equity Income:

Waiver = 50% X (former sub-advisory fee minus new sub-advisory fee)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

For the six months ended June 30, 2011, ING Investments or DSL waived $21,412, $108,051, $0 and $1,700 for Clarion Global Real Estate, PIMCO Total Return Bond, Pioneer Mid Cap Value and T. Rowe Price Equity Income, respectively.

The waivers will continue through at least May 1, 2012 except for Clarion Global Real Estate which is through May 1, 2013. There is no guarantee that these waivers will continue after said date. The waivers will only renew if ING Investments or DSL elects to renew them.

(1)	ING Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(2)	DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for T. Rowe Price Equity Income is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010 with respect to T. Rowe Price Equity Income and ING T. Rowe Price Growth Equity Portfolio, which is not in this book, and effective May 1, 2011 with respect to T. Rowe Price Equity Income, pro rata based on each Portfolio’s contribution to the amount saved.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Clarion Global Real Estate, MFS Utilities and T. Rowe Price International Stock Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser
Artio Foreign	Artio Global Management, LLC
BlackRock Health Sciences Opportunities(1)	BlackRock Advisors, LLC
Clarion Global Real Estate	ING Clarion Real Estate Securities, LLC*(2)
FMRSM Diversified Mid Cap	Fidelity Management & Research Company
Global Resources	ING Investment Management Co.*
Invesco Van Kampen Growth & Income	Invesco Advisers, Inc.
Janus Contrarian	Janus Capital Management LLC
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Liquid Assets	ING Investment Management Co.*
Marsico Growth	Marsico Capital Management, LLC
MFS Total Return	Massachusetts Financial Services Company
MFS Utilities	Massachusetts Financial Services Company
Morgan Stanley Global Franchise	Morgan Stanley Investment Management, Inc.
PIMCO Total Return Bond	Pacific Investment Management Company LLC
Pioneer Mid Cap Value	Pioneer Investment Management, Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

(1)	Prior to January 21, 2011, the Portfolio was managed by a different sub-adviser. In conjunction with the sub-adviser change, the Portfolio changed its name.

(2)	On or about July 1, 2011, ING Groep, NV, the indirect parent of both ING Investments, the Investment Adviser to the Portfolio and ING Clarion Real Estate Securities, LLC (“Clarion”), the Sub-Adviser to the Portfolio, has completed a transaction in which it sold Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolio’s shareholders approved new sub-advisory agreements between ING Investments and CBRE Clarion which became effective on or about July 1, 2011.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — EXPENSE LIMITATION AGREEMENTS (continued)

commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
MFS Utilities(1)	1.45%	0.85%	1.10%	1.25%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	1.20%

(1)	Prior to May 2, 2011, the expense limits were 1.40%, 0.80%, 1.05% and 1.20% for Classes ADV, I, S and S2 shares, respectively.

The Investment Advisers may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
Clarion Global Real Estate	$377,579	$404,577	$268,263	$1,050,419
T. Rowe Price International Stock	367,368	178,006	—	545,374

NOTE 6 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio. The agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2012. The Distributor has also agreed to waive 0.04% of the distribution fee attributable to Class ADV for PIMCO Total Return Bond through May 1, 2012.

IID and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or IID, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. For the six months ended June 30, 2011, IID and/or DSL waived $2,659, $1,231,552 and $358,027 for Classes I, S and S2 of Liquid Assets, respectively, of Distribution and Servicing fees. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustee fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2011, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

Subsidiary/ING Portfolio	Portfolio	Percentage
ING Life Insurance and Annuity Company	Artio Foreign	9.86%
	BlackRock Health Sciences Opportunities	9.33%
	Clarion Global Real Estate	17.32%
	FMRSM Diversified Mid Cap	21.08%
	Global Resources	21.60%
	Invesco Van Kampen Growth and Income	8.31%
	Janus Contrarian	14.40%
	JPMorgan Emerging Markets Equity	9.54%
	Marsico Growth	9.03%
	MFS Total Return	14.98%
	MFS Utilities	10.95%
	Pioneer Mid Cap Value	12.90%
	T. Rowe Price Capital Appreciation	19.36%
	T. Rowe Price Equity Income	20.80%
	T. Rowe Price International Stock	12.18%

ING National Trust	FMRSM Diversified Mid Cap	10.90%
	Liquid Assets	12.77%
	T. Rowe Price Capital Appreciation	6.31%
	T. Rowe Price Equity Income	8.30%

ING Solution 2015 Portfolio	Clarion Global Real Estate	5.66%
ING Solution 2025 Portfolio	Clarion Global Real Estate	9.06%
	Marsico Growth	7.45%
	Pioneer Mid Cap Value	5.57%
	T. Rowe Price Equity Income	6.23%

ING Solution 2035 Portfolio	Clarion Global Real Estate	7.73%
	JPMorgan Emerging Markets Equity	6.80%
	Marsico Growth	7.07%
	Pioneer Mid Cap Value	5.35%
	T. Rowe Price Equity Income	6.73%

ING Solution 2045 Portfolio	Clarion Global Real Estate	6.66%
	JPMorgan Emerging Markets Equity	5.64%

ING USA Annuity and Life Insurance	Artio Foreign	80.53%
	BlackRock Health Sciences Opportunities	85.10%
	Clarion Global Real Estate	34.59%
	FMRSM Diversified Mid Cap	63.90%
	Global Resources	67.10%
	Invesco Van Kampen Growth and Income	83.53%
	Janus Contrarian	82.66%
	JPMorgan Emerging Markets Equity	58.80%
	Liquid Assets	72.75%
	Marsico Growth	67.12%
	MFS Total Return	81.32%
	MFS Utilities	80.73%
	Morgan Stanley Global Franchise	96.98%
	PIMCO Total Return Bond	85.65%
	Pioneer Mid Cap Value	59.88%
	T. Rowe Price Capital Appreciation	66.28%
	T. Rowe Price Equity Income	47.38%
	T. Rowe Price International Stock	61.77%

Reliastar Life Insurance Company	T. Rowe Price International Stock	14.95%

Security Life Insurance Company	Liquid Assets	7.39%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain of the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, those Portfolios may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Artio Foreign	$499,828	$—	$134,719	$634,547
BlackRock Health Sciences Opportunities	145,436	—	47,042	192,478
Clarion Global Real Estate	275,556	35,144	43,582	354,282
FMRSM Diversified Mid Cap	674,358	—	270,183	944,541
Global Resources	555,277	—	244,921	800,198
Invesco Van Kampen Growth and Income	319,915	—	132,500	452,415
Janus Contrarian	329,156	—	99,684	428,840
JPMorgan Emerging Markets Equity	1,171,551	—	176,945	1,348,496
Liquid Assets	279,821	—	1,001	280,822
Marsico Growth	507,211	—	124,138	631,349
MFS Total Return	555,385	—	180,610	735,995
MFS Utilities	283,283	47,213	120,678	451,174

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Morgan Stanley Global Franchise	$333,370	$—	$96,690	$430,060
$PIMCO Total Return Bond	1,591,363	—	667,192	2,258,555
Pioneer Mid Cap Value	487,412	—	120,564	607,976
T. Rowe Price Capital Appreciation	2,157,338	—	793,744	2,951,082
T. Rowe Price Equity Income	818,767	—	251,358	1,070,125
T. Rowe Price International Stock	117,058	21,677	44,083	182,818

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds to which the line of credit is available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during six months ended June 30, 2011 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Artio Foreign	21	$5,076,190	1.40%
FMRSM Diversified Mid Cap	2	627,500	1.32%
Global Resources	12	3,253,333	1.39%
Invesco Van Kampen Growth and Income	1	500,000	1.34%
Janus Contrarian	10	2,345,500	1.40%
Marsico Growth	12	3,555,417	1.35%
MFS Total Return	1	3,360,000	1.40%
MFS Utilities	25	1,152,600	1.37%
T. Rowe Price International Stock	5	25,940,000	1.41%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased equity options for Janus Contrarian during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Cost
Balance at 12/31/10	23,587	$3,653,349
Options Purchased	27,587	2,392,696
Options Terminated in Closing Sell Transactions	(23,587)	(3,653,349)
Options Exercised	—	—
Options Expired	(27,587)	(2,392,696)
Balance at 06/30/11	—	$—

Transactions in written equity options for Janus Contrarian during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/10	9,389	$1,174,159
Options Written	36,777	2,394,248
Options Terminated in Closing Purchase Transactions	(21,667)	(1,627,466)
Options Exercised	(5,250)	(161,747)
Options Expired	(19,249)	(1,779,194)
Balance at 06/30/11	—	$—

Transactions in purchased options on exchange traded futures contracts for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Cost
Balance at 12/31/10	2,912	$25,480
Options Purchased	23,478	194,186
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	(9,336)	(81,690)
Balance at 06/30/11	17,054	$137,976

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interest rate swaptions for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	50,300,000	198,496
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	50,300,000	$198,496

Transactions in written foreign currency options for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	—	$—
Options Written	2,500,000	10,250
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(2,500,000)	(10,250)
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	827,900,000	$7,544,170
Options Written	398,800,000	1,613,887
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	(24,300,000)	(115,473)
Options Expired	(115,700,000)	(781,452)
Balance at 06/30/11	1,086,700,000	$8,261,132

Transactions in written swaptions on credit indices for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	EUR Notional	Premiums Received
Balance at 12/31/10	—	2,000,000	$10,575
Options Written	1,000,000	—	5,000
Options Terminated in Closing Purchase Transactions	—	—	—
Options Exercised	—	—	—
Options Expired	—	(2,000,000)	(10,575)
Balance at 06/30/11	1,000,000	—	$5,000

Transactions in written inflation floors for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	32,900,000	$320,570
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	32,900,000	$320,570

Transactions in written forward volatility options for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	164,000,000	$1,661,381
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	164,000,000	$1,661,381

Transactions in written options on exchange traded futures contracts for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/10	1,236	$635,313
Options Written	1,735	792,362
Options Terminated in Closing Purchase Transactions	(486)	(206,017)
Options Exercised	(470)	(177,250)
Options Expired	(493)	(182,442)
Balance at 06/30/11	1,522	$861,966

Transactions in written options on U.S. Government Agency Obligations for PIMCO Total Return Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	—	$—
Options Written	18,000,000	50,625
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	18,000,000	$50,625

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written equity options for T. Rowe Price Capital Appreciation during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/10	48,552	$9,056,435
Options Written	75,579	12,159,917
Options Terminated in Closing Purchase Transactions	(23,985)	(6,398,802)
Options Exercised	(1,245)	(296,150)
Options Expired	(952)	(75,207)
Balance at 06/30/11	97,949	$14,446,193

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Artio Foreign
Class ADV
06-30-11	32,264	—	—	(153,151)	(120,887)	372,224	—	—	(1,785,241)	(1,413,017)
12-31-10	253,814	—	—	(87,758)	166,056	2,594,392	—	—	(933,573)	1,660,819
Class I
06-30-11	1,191,282	—	—	(24,876,068)	(23,684,786)	13,997,335	—	—	(294,245,193)	(280,247,858)
12-31-10	6,751,691	—	—	(4,676,372)	2,075,319	71,856,305	—	—	(49,082,932)	22,773,373
Class S
06-30-11	519,055	—	—	(6,256,073)	(5,737,018)	6,068,158	—	—	(72,540,404)	(66,472,246)
12-31-10	2,210,133	—	—	(14,243,066)	(12,032,933)	23,191,555	—	—	(147,763,114)	(124,571,559)
Class S2
06-30-11	25,732	—	—	(370,702)	(344,970)	298,324	—	—	(4,264,194)	(3,965,870)
12-31-10	126,498	—	—	(576,027)	(449,529)	1,338,129	—	—	(6,029,906)	(4,691,777)
BlackRock Health Sciences Opportunities
Class ADV
06-30-11	1,204	—	—	(2)	1,202	14,029	—	—	(27)	14,002
12-31-10	—	—	—	—	—	—	—	—	—	—
Class I
06-30-11	316,908	—	—	(184,766)	132,142	3,954,893	—	—	(2,227,575)	1,727,318
12-31-10	146,035	—	—	(490,668)	(344,633)	1,527,226	—	—	(5,131,276)	(3,604,050)
Class S
06-30-11	3,440,950	—	—	(1,776,854)	1,664,096	46,264,611	—	—	(25,947,848)	20,316,763
12-31-10	2,025,948	—	—	(4,329,911)	(2,303,963)	21,498,731	—	—	(44,297,499)	(22,798,768)
Class S2(1)
06-30-11	—	—	—	(82)	(82)	546,679	—	—	—	546,679
12-31-10	—	—	—	—	—	—	—	—	—	—
Clarion Global Real Estate
Class ADV
06-30-11	399,822	—	—	(14,507)	385,315	3,985,391	—	—	(143,486)	3,841,905
12-31-10	553,781	—	15,639	(19,110)	550,310	5,055,600	—	127,771	(175,737)	5,007,634
Class I
06-30-11	3,385,625	—	—	(3,787,426)	(401,801)	34,777,553	—	—	(39,160,902)	(4,383,349)
12-31-10	3,128,508	—	2,226,597	(3,093,903)	2,261,202	28,933,591	—	18,347,163	(28,327,608)	18,953,146
Class S
06-30-11	500,459	—	—	(1,581,707)	(1,081,248)	5,053,788	—	—	(15,849,143)	(10,795,355)
12-31-10	1,031,154	—	1,915,394	(3,702,337)	(755,789)	9,311,404	—	15,744,535	(33,539,659)	(8,483,720)
Class S2
06-30-11	486	—	—	(18,016)	(17,530)	4,874	—	—	(180,468)	(175,594)
12-31-10	525	—	22,867	(39,133)	(15,741)	5,060	—	188,882	(354,107)	(160,165)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
FMRSM Diversified Mid Cap
Class ADV
06-30-11	702,297	—	—	(277,778)	424,519	10,814,567	—	—	(4,320,635)	6,493,932
12-31-10	1,821,563	—	818	(195,970)	1,626,411	23,988,301	—	10,206	(2,497,170)	21,501,337
Class I
06-30-11	271,255	—	—	(524,218)	(252,963)	4,235,931	—	—	(8,150,041)	(3,914,110)
12-31-10	829,636	—	21,101	(960,504)	(109,767)	11,103,574	—	315,799	(12,544,117)	(1,124,744)
Class S
06-30-11	2,180,448	—	—	(8,729,700)	(6,549,252)	34,015,529	—	—	(136,135,299)	(102,119,770)
12-31-10	7,806,825	—	107,077	(12,242,706)	(4,328,804)	107,115,096	—	1,541,654	(156,441,423)	(47,784,673)
Class S2
06-30-11	339,912	—	—	(290,416)	49,496	5,273,318	—	—	(4,497,668)	775,650
12-31-10	1,070,378	—	1,919	(549,109)	523,188	14,291,108	—	24,088	(7,251,913)	7,063,283
Global Resources
Class ADV
06-30-11	5,280,337	—	—	(777,349)	4,502,988	118,595,993	—	—	(16,899,367)	101,696,626
12-31-10	793,186	—	6,014	(45,609)	753,591	14,224,559	—	96,283	(883,038)	13,437,804
Class I
06-30-11	271,801	—	—	(419,700)	(147,899)	6,270,716	—	—	(9,509,661)	(3,238,945)
12-31-10	858,131	—	23,811	(376,291)	505,651	16,380,681	—	391,456	(6,661,915)	10,110,222
Class S
06-30-11	1,601,353	—	—	(3,672,054)	(2,070,701)	36,438,451	—	—	(82,656,350)	(46,217,899)
12-31-10	1,643,200	—	476,127	(10,416,855)	(8,297,528)	30,613,556	—	7,775,152	(184,493,414)	(146,104,706)
Class S2
06-30-11	5,290	—	—	(84,557)	(79,267)	117,194	—	—	(1,903,158)	(1,785,964)
12-31-10	7,898	—	14,040	(197,797)	(175,859)	128,151	—	227,870	(3,577,480)	(3,221,459)
Invesco Van Kampen Growth and Income
Class ADV
06-30-11	134,953	—	—	(19,079)	115,874	3,055,112	—	—	(429,857)	2,625,255
12-31-10	231,950	—	645	(21,851)	210,744	4,559,084	—	12,166	(434,538)	4,136,712
Class I
06-30-11	63,036	—	—	(638,024)	(574,988)	1,421,183	—	—	(14,702,282)	(13,281,099)
12-31-10	185,520	—	2,272	(115,799)	71,993	3,588,591	—	42,757	(2,307,744)	1,323,604
Class S
06-30-11	1,239,232	—	—	(2,880,605)	(1,641,373)	28,241,559	—	—	(65,650,365)	(37,408,806)
12-31-10	1,442,846	—	71,467	(5,258,569)	(3,744,256)	28,333,390	—	1,351,434	(103,558,654)	(73,873,830)
Class S2
06-30-11	46,586	—	—	(215,422)	(168,836)	1,063,992	—	—	(4,842,352)	(3,778,360)
12-31-10	30,493	—	6,685	(264,418)	(227,240)	561,648	—	125,744	(5,194,934)	(4,507,542)
Janus Contrarian
Class ADV
06-30-11	7,358	—	—	(13,833)	(6,475)	88,685	—	—	(164,814)	(76,129)
12-31-10	39,460	—	—	(50,987)	(11,527)	437,640	—	—	(546,625)	(108,985)
Class I
06-30-11	103,445	—	—	(92,154)	11,291	1,269,502	—	—	(1,133,530)	135,972
12-31-10	209,072	—	—	(202,500)	6,572	2,364,025	—	—	(2,216,235)	147,790
Class S
06-30-11	228,898	—	—	(4,279,978)	(4,051,080)	2,754,647	—	—	(52,016,352)	(49,261,705)
12-31-10	1,217,656	—	—	(8,109,604)	(6,891,948)	13,813,707	—	—	(89,486,387)	(75,672,680)
Class S2
06-30-11	14,001	—	—	(143,912)	(129,911)	167,916	—	—	(1,745,232)	(1,577,316)
12-31-10	10,820	—	—	(209,856)	(199,036)	124,876	—	—	(2,309,184)	(2,184,308)
JPMorgan Emerging Markets Equity
Class ADV
06-30-11	457,469	—	—	(66,164)	391,305	9,940,284	—	—	(1,430,955)	8,509,329
12-31-10	1,017,886	—	34,624	(71,037)	981,473	21,144,685	—	644,006	(1,478,544)	20,310,147
Class I
06-30-11	5,349,404	—	—	(1,622,300)	3,727,104	125,065,889	—	—	(36,123,628)	88,942,261
12-31-10	3,016,197	—	769,797	(2,329,679)	1,456,315	63,538,190	—	14,633,837	(48,083,083)	30,088,944

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Emerging Markets Equity (continued)
Class S
06-30-11	1,345,808	—	—	(2,216,907)	(871,099)	29,752,469	—	—	(49,184,962)	(19,432,493)
12-31-10	716,704	—	2,349,280	(8,301,702)	(5,235,718)	15,202,256	—	44,565,836	(168,252,250)	(108,484,158)
Class S2
06-30-11	8,130	—	—	(93,142)	(85,012)	182,470	—	—	(2,060,648)	(1,878,178)
12-31-10	2,125	—	107,151	(194,022)	(84,746)	46,859	—	2,018,722	(3,980,459)	(1,914,878)
Liquid Assets
Class I
06-30-11	40,991,812	—	12,723	(49,343,599)	(8,339,064)	40,993,467	—	12,723	(49,343,599)	(8,337,409)
12-31-10	78,917,751	—	90,564	(102,843,768)	(23,835,453)	78,917,751	—	90,564	(102,856,621)	(23,848,306)
Class S
06-30-11	132,676,465	—	—	(255,750,158)	(123,073,693)	132,691,101	—	—	(255,750,158)	(123,059,057)
12-31-10	432,248,619	—	49,655	(885,372,565)	(453,074,291)	432,248,619	—	49,655	(885,378,787)	(453,080,513)
Class S2
06-30-11	59,471,513	—	—	(50,110,305)	9,361,208	59,474,098	—	—	(50,110,305)	9,363,793
12-31-10	117,275,264	—	5,349	(66,161,488)	51,119,125	117,294,496	—	5,349	(66,161,477)	51,138,368
Marsico Growth
Class ADV
06-30-11	132,390	—	—	(251,953)	(119,563)	2,317,674	—	—	(4,473,572)	(2,155,898)
12-31-10	398,902	—	1,096	(223,108)	176,890	5,998,915	—	15,467	(3,221,980)	2,792,402
Class I
06-30-11	757,474	—	—	(1,620,602)	(863,128)	13,575,554	—	—	(29,816,982)	(16,241,428)
12-31-10	2,028,682	—	96,572	(3,811,559)	(1,686,305)	30,618,318	—	1,381,948	(58,892,516)	(26,892,250)
Class S
06-30-11	1,356,361	—	—	(4,929,776)	(3,573,415)	24,093,105	—	—	(87,314,810)	(63,221,705)
12-31-10	3,415,146	—	211,236	(6,011,088)	(2,384,706)	52,886,232	—	2,997,442	(89,670,376)	(33,786,702)
Class S2
06-30-11	17,900	—	—	(79,499)	(61,599)	313,453	—	—	(1,404,050)	(1,090,597)
12-31-10	36,790	—	5,184	(159,035)	(117,061)	546,051	—	73,088	(2,402,668)	(1,783,529)
MFS Total Return
Class ADV
06-30-11	85,624	—	—	(57,589)	28,035	1,310,439	—	—	(882,960)	427,479
12-31-10	159,828	—	954	(28,056)	132,726	2,281,863	—	13,111	(400,426)	1,894,548
Class I
06-30-11	151,838	—	—	(671,726)	(519,888)	2,346,016	—	—	(10,400,202)	(8,054,186)
12-31-10	349,842	—	40,087	(1,515,891)	(1,125,962)	4,958,057	—	551,595	(21,285,309)	(15,775,657)
Class S
06-30-11	815,427	—	—	(5,196,803)	(4,381,376)	12,586,951	—	—	(80,473,128)	(67,886,177)
12-31-10	2,126,957	—	285,658	(11,927,197)	(9,514,582)	29,884,632	—	3,933,509	(167,728,795)	(133,910,654)
Class S2
06-30-11	60,830	—	—	(159,850)	(99,020)	930,810	—	—	(2,446,315)	(1,515,505)
12-31-10	52,995	—	11,430	(292,889)	(228,464)	749,432	—	156,131	(4,082,821)	(3,177,258)
MFS Utilities
Class ADV
06-30-11	491,595	—	—	(11,692)	479,903	6,936,991	—	—	(163,959)	6,773,032
12-31-10	430,760	—	11,291	(45,426)	396,625	5,329,412	—	149,035	(565,199)	4,913,248
Class I
06-30-11	15,616	—	—	(34,523)	(18,907)	221,714	—	—	(486,245)	(264,531)
12-31-10	38,354	—	9,854	(115,644)	(67,436)	457,102	—	131,351	(1,414,581)	(826,128)
Class S
06-30-11	2,281,193	—	—	(2,633,609)	(352,416)	32,289,194	—	—	(36,856,345)	(4,567,151)
12-31-10	2,685,190	—	973,086	(5,991,587)	(2,333,311)	32,260,664	—	12,932,316	(72,226,792)	(27,033,812)
Class S2
06-30-11	3,182	—	—	(655)	2,527	46,174	—	—	(9,118)	37,056
12-31-10	6,077	—	165	(69)	6,173	79,958	—	2,200	(928)	81,230
Morgan Stanley Global Franchise
Class ADV
06-30-11	288,878	—	—	(37,379)	251,499	4,351,621	—	—	(544,216)	3,807,405
12-31-10	191,092	—	60	(7,754)	183,398	2,594,317	—	762	(104,596)	2,490,483

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise (continued)
Class I(1)
06-30-11	—	—	—	(66)	(66)	—	—	—	(944)	(944)
12-31-10	—	—	—	—	—	—	—	—	—	—
Class S
06-30-11	2,032,126	—	—	(3,483,684)	(1,451,558)	30,591,493	—	—	(51,928,062)	(21,336,569)
12-31-10	4,415,724	—	96,363	(3,335,907)	1,176,180	59,102,064	—	1,246,939	(42,188,754)	18,160,249
Class S2
06-30-11	18,517	—	—	(354,664)	(336,147)	278,580	—	—	(5,300,627)	(5,022,047)
12-31-10	71,100	—	14,474	(533,061)	(447,487)	965,686	—	186,281	(6,943,839)	(5,791,872)
PIMCO Total Return Bond
Class ADV
06-30-11	2,240,314	—	—	(87,597)	2,152,717	27,041,726	—	—	(1,046,266)	25,995,460
12-31-10	5,752,936	—	100,940	(105,467)	5,748,409	69,556,581	—	1,181,003	(1,248,928)	69,488,656
Class I
06-30-11	12,752,680	—	—	(11,917,867)	834,813	157,145,840	—	—	(149,121,930)	8,023,910
12-31-10	23,495,506	—	2,080,606	(20,937,256)	4,638,856	294,655,703	—	24,904,853	(259,894,539)	59,666,017
Class S
06-30-11	22,086,700	—	—	(36,924,465)	(14,837,765)	275,507,826	—	—	(454,870,860)	(179,363,034)
12-31-10	44,269,391	—	20,434,670	(62,853,104)	1,850,957	551,480,474	—	244,807,344	(776,828,393)	19,459,425
Class S2
06-30-11	376,923	—	—	(757,069)	(380,146)	4,661,646	—	—	(9,327,833)	(4,666,187)
12-31-10	686,327	—	459,473	(1,187,942)	(42,142)	8,466,784	—	5,481,509	(14,655,640)	(707,347)
Pioneer Mid Cap Value
Class ADV
06-30-11	108,472	—	—	(43,303)	65,169	1,211,557	—	—	(492,570)	718,987
12-31-10	263,001	—	1,990	(11,503)	253,488	2,612,029	—	20,956	(112,667)	2,520,318
Class I
06-30-11	6,518,607	—	—	(2,014,186)	4,504,421	76,883,797	—	—	(23,277,850)	53,605,947
12-31-10	4,949,015	—	282,309	(4,521,631)	709,693	48,691,338	—	3,006,025	(45,203,734)	6,493,629
Class S
06-30-11	608,348	—	—	(4,540,607)	(3,932,259)	6,966,140	—	—	(52,163,777)	(45,197,637)
12-31-10	2,005,346	—	465,136	(10,257,788)	(7,787,306)	19,884,070	—	4,891,937	(100,511,015)	(75,735,008)
Class S2
06-30-11	4,927	—	—	(1,239)	3,688	57,022	—	—	(14,066)	42,956
12-31-10	—	—	—	—	—	—	—	—	—	—
T. Rowe Price Capital Appreciation
Class ADV
06-30-11	1,558,425	—	—	(263,664)	1,294,761	36,100,446	—	—	(6,139,154)	29,961,292
12-31-10	2,346,113	—	51,710	(317,743)	2,080,080	49,018,186	—	1,120,961	(6,528,382)	43,610,765
Class I
06-30-11	1,920,253	—	—	(2,477,477)	(557,224)	45,847,989	—	—	(59,194,233)	(13,346,244)
12-31-10	9,125,610	—	351,366	(4,603,034)	4,873,942	191,393,434	—	7,767,901	(96,422,070)	102,739,265
Class S
06-30-11	6,351,124	—	—	(11,030,547)	(4,679,423)	151,547,295	—	—	(261,074,466)	(109,527,171)
12-31-10	8,720,294	—	2,382,543	(17,657,261)	(6,554,424)	184,890,160	—	52,294,597	(370,073,074)	(132,888,317)
Class S2
06-30-11	75,536	—	—	(287,363)	(211,827)	1,785,043	—	—	(6,761,428)	(4,976,385)
12-31-10	80,180	—	55,591	(578,953)	(443,182)	1,688,526	—	1,209,755	(12,165,007)	(9,266,726)
T. Rowe Price Equity Income
Class ADV
06-30-11	786,843	125,775	—	(383,553)	529,065	9,616,737	1,505,928	—	(4,581,253)	6,541,412
12-31-10	1,043,932	—	31,455	(339,121)	736,266	11,242,803	—	359,907	(3,563,057)	8,039,653
Class I
06-30-11	2,342,510	972,418	—	(5,993,017)	(2,678,089)	28,845,967	11,733,294	—	(74,822,212)	(34,242,951)
12-31-10	11,555,287	—	680,039	(6,236,477)	5,998,849	121,120,580	—	7,869,777	(68,963,285)	60,027,072
Class S
06-30-11	4,473,338	2,301,874	—	(4,791,558)	1,983,654	54,721,262	27,804,643	—	(58,484,454)	24,041,451
12-31-10	7,297,022	—	1,273,402	(12,930,984)	(4,360,560)	79,665,664	—	14,666,809	(137,252,647)	(42,920,174)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Equity Income (continued)
Class S2
06-30-11	709,742	177,412	—	(272,005)	615,149	8,653,484	2,128,936	—	(3,305,078)	7,477,342
12-31-10	1,522,747	—	90,869	(586,701)	1,026,915	16,346,628	—	1,040,339	(6,280,633)	11,106,334
T. Rowe Price International Stock
Class ADV
06-30-11	163,854	—	—	(167,916)	(4,062)	1,965,580	—	—	(2,049,391)	(83,811)
12-31-10	308,924	—	4,390	(299,191)	14,123	3,234,359	—	43,156	(2,942,571)	334,944
Class I
06-30-11	135,701	—	—	(11,773,600)	(11,637,899)	1,616,888	—	—	(138,086,763)	(136,469,875)
12-31-10	9,241,246	—	309,502	(8,711,059)	839,689	94,863,743	—	3,023,842	(97,824,649)	62,936
Class S
06-30-11	317,349	—	—	(1,054,514)	(737,165)	3,821,111	—	—	(12,563,922)	(8,742,811)
12-31-10	462,855	—	301,733	(4,470,362)	(3,705,774)	4,697,473	—	2,938,875	(46,002,008)	(38,365,660)
Class S2
06-30-11	45,326	—	—	(51,083)	(5,757)	543,214	—	—	(613,632)	(70,418)
12-31-10	51,341	—	—	(468)	50,873	567,766	—	—	(5,321)	562,445

(1)	Class S2 and Class I for BlackRock Health Sciences Opportunities and Morgan Stanley Global Franchise, respectively, closed on June 10, 2011.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Appreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received*
Artio Foreign	$19,845,212	$20,903,245
BlackRock Health Sciences Opportunities	18,722,695	19,220,007
Clarion Global Real Estate	31,708,978	33,309,114
FMRSM Diversified Mid Cap	81,327,814	84,979,274
Global Resources	12,960,117	13,301,135
Invesco Van Kampen Growth and Income	9,114,506	9,318,495
Janus Contrarian	24,093,080	24,951,060
JPMorgan Emerging Markets Equity	92,720,098	95,722,611
Marsico Growth	50,637,304	51,687,833
MFS Total Return	9,537,663	9,748,750
Morgan Stanley Global Franchise	3,082,588	3,202,856
PIMCO Total Return Bond	67,521,909	69,167,017
Pioneer Mid Cap Value	35,694,016	36,532,783
T. Rowe Price Capital Appreciation	3,127,374	3,196,250
T. Rowe Price Equity Income	35,048,908	35,911,910
T. Rowe Price International Stock	13,106,178	13,639,735

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the Portfolio’s Summary Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk—some more than others—and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS

On January 21, 2011, T. Rowe Price Equity Income (“Acquiring Portfolio”) acquired all of the net assets of ING BlackRock Large Cap Value Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$13,483,772
Net realized and unrealized gain on investments	$60,562,212
Net increase in net assets resulting from operations	$74,045,984

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
T. Rowe Price Equity Income	ING BlackRock Large Cap Value Portfolio	$43,173	$1,563,267	$33,620	$5,113	0.8628

The net assets of Asset Allocation after the acquisition were $1,606,440,161.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Clarion Global Real Estate	$—	$34,408,351	$—
FMRSM Diversified Mid Cap	—	1,891,747	—
Global Resources	—	8,490,761	—
Invesco Van Kampen Growth and Income	—	1,532,101	—
JPMorgan Emerging Markets Equity	—	5,689,366	56,173,035
Liquid Assets	12,723	145,568	—
Marsico Growth	—	4,467,945	—
MFS Total Return	—	4,654,346	—
MFS Utilities	—	13,214,902	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Morgan Stanley Global Franchise	$—	$1,433,982	$—
PIMCO Total Return Bond	—	268,124,273	8,250,436
Pioneer Mid Cap Value	—	7,918,918	—
T. Rowe Price Capital Appreciation	—	62,393,214	—
T. Rowe Price Equity Income	—	23,936,832	—
T. Rowe Price International Stock	—	6,005,873	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Post-October PFIC Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Artio Foreign	$11,699,843	$—	$135,608,946	$—	$(628,956)	$—	$(8,524,839)	2015
							(282,954,941)	2016
							(297,755,976)	2017
							$(589,235,756)*
BlackRock Health Sciences Opportunities	1,133,983	—	23,157,518	—	—	—	(5,366,145)	2016
							(16,678,678)	2017
							$(22,044,823)
Clarion Global Real Estate	14,319,188	—	60,295,569	—	—	—	(20,588,432)	2015
							(76,339,565)	2016
							(138,763,608)	2017
							(9,458,504)	2018
							$(245,150,109)*
FMRSM Diversified Mid Cap	2,495,935	—	372,350,078	—	(39,542)	—	(111,124,163)	2016
							(182,829,613)	2017
							$(293,953,776)*
Global Resources	5,902,004	—	175,276,563	—	(19,407)	—	(13,763,230)	2016
							(177,383,563)	2017
							$(191,146,793)
Invesco Van Kampen Growth and Income	7,094,993	—	90,212,229	—	—	—	(62,714,901)	2017
Janus Contrarian	3,397,985	—	44,306,547	—	(407,942)	—	(25,190,774)	2016
							(280,055,784)	2017
							$(305,246,558)
JPMorgan Emerging Markets Equity	9,841,567	35,076,027	315,631,129	—	—	—	—	—
Liquid Assets	292,515	—	(1,022)	—	—	—	—	—
Marsico Growth	2,075,693	—	205,418,052	—	—	—	(110,597,085)	2011
							(116,725,262)	2016
							(51,567,144)	2017
							$(278,889,491)
MFS Total Return	22,882,856	—	95,108,497	—	—	—	(58,090,117)	2016
							(133,304,957)	2017
							$(191,395,074)
MFS Utilities	2,713,619	—	77,557,752	—	—	—	(17,441,017)	2016
							(100,265,704)	2017
							(11,988,077)	2018
							$(129,694,798)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Post-October PFIC Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Morgan Stanley Global Franchise	$9,409,118	$—	$56,057,164	$—	$—	$—	$(7,925,593)	2017
PIMCO Total Return Bond	233,213,252	46,291,601	71,823,416	(15,777,156)	—	—	—
Pioneer Mid Cap Value	1,510,751	—	114,654,231	—	—	—	(63,136,820)	2016
							(138,590,943)	2017
							$(201,727,763)*
T. Rowe Price Capital Appreciation	17,343,096	—	486,224,046	—	(56,941)	—	(182,172,579)	2017
T. Rowe Price Equity Income	4,546,108	—	133,925,148	(6,144,904)	—	—	(4,004,428)	2015
							(17,005,247)	2016
							(82,123,990)	2017
							(7,138,763)	2018
							$(110,272,428)*
T. Rowe Price International Stock	8,810,385	—	35,292,913	—	(890,615)	(1,572,365)	(73,742,322)	2016
							(82,466,488)	2017
							$(156,208,810)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 15 — LITIGATION

On November 1, 2010, ING Funds Services, LLC, ING Series Fund, Inc, and other ING entities received a copy of a complaint (the “Complaint”) filed in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) in the matter of Official Committee of Unsecured Creditors of the Tribune Company v FitzSimons, et al (in re Tribune Co). The Complaint alleges that certain shareholders participated in transactions of a Leveraged Buy Out (“LBO”) through which Tribune became a private company in 2007. The Complaint further alleges that the LBO was designed to cash out the larger shareholders that collectively owned 33% of the Company’s shares after the share price began declining. Currently, neither ING Funds Services, LLC nor any of the funds have been served with an amended complaint. However, we anticipate that based on historical ownership T. Rowe Price Equity Income Portfolio (the “Subject Portfolio”) shall be named as a Defendant. The value of the shares sold by the Subject Portfolio in connection with the LBO was/is $18,125,400. On June 24, 2011, the Bankruptcy Court issued an Order granting a Motion to Extend Stay that is in effect until December 31, 2011.

Additionally, on June 3, 2011, The Subject Portfolio was served with another action in connection with the previously noted LBO and similar to the bankruptcy

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION (continued)

action. Deutsche Bank Trust Company Americas (as successor trustee) and Wilmington Trust Company (as successor indenture trustee) v. Peter W. King, et al, was filed in the U.S. District Court for the District of Arizona (“District Court”) and was received by service of process on June 22, 2011. As noted above, the value of the shares sold by the Subject Portfolio in connection with the LBO is $18,125,400. An Order granting a motion of Stay is also in effect for this litigation until October 31, 2011.

The Portfolio believes the claims raised in these actions are without merit and intended to vigorously defend against these actions.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Artio Foreign
Class ADV	$0.1545	$—	$—	July 15, 2011	July 13, 2011
Class I	0.2339	—	—	July 15, 2011	July 13, 2011
Class S	0.2018	—	—	July 15, 2011	July 13, 2011
Class S2	0.1856	—	—	July 15, 2011	July 13, 2011
BlackRock Health Sciences Opportunities
Class ADV	$0.0769	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0826	—	—	July 15, 2011	July 13, 2011
Class S	0.0570	—	—	July 15, 2011	July 13, 2011
Clarion Global Real Estate
Class ADV	$0.3459	$—	$—	July 15, 2011	July 13, 2011
Class I	0.3566	—	—	July 15, 2011	July 13, 2011
Class S	0.3320	—	—	July 15, 2011	July 13, 2011
Class S2	0.3158	—	—	July 15, 2011	July 13, 2011
FMRSM Diversified Mid Cap
Class ADV	$0.0293	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0293	—	—	July 15, 2011	July 13, 2011
Class S	0.0293	—	—	July 15, 2011	July 13, 2011
Class S2	0.0293	—	—	July 15, 2011	July 13, 2011
Global Resources
Class ADV	$0.1569	$—	$—	July 15, 2011	July 13, 2011
Class I	0.1671	—	—	July 15, 2011	July 13, 2011
Class S	0.1154	—	—	July 15, 2011	July 13, 2011
Class S2	0.0865	—	—	July 15, 2011	July 13, 2011
Invesco Van Kampen Growth and Income
Class ADV	$0.2623	$—	$—	July 15, 2011	July 13, 2011
Class I	0.3207	—	—	July 15, 2011	July 13, 2011
Class S	0.2638	—	—	July 15, 2011	July 13, 2011
Class S2	0.2320	—	—	July 15, 2011	July 13, 2011
Janus Contrarian
Class ADV	$0.0339	$—	$—	July 15, 2011	July 13, 2011
Class I	0.1143	—	—	July 15, 2011	July 13, 2011
Class S	0.0813	—	—	July 15, 2011	July 13, 2011
Class S2	0.0646	—	—	July 15, 2011	July 13, 2011

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
JPMorgan Emerging Markets Equity
Class ADV	$0.1930	$—	$0.6934	July 15, 2011	July 13, 2011
Class I	0.2348	—	0.6934	July 15, 2011	July 13, 2011
Class S	0.1785	—	0.6934	July 15, 2011	July 13, 2011
Class S2	0.1458	—	0.6934	July 15, 2011	July 13, 2011
Liquid Assets
Class I	$—	$0.0003	$—	July 15, 2011	July 13, 2011
Class S	—	0.0003	—	July 15, 2011	July 13, 2011
Class S2	—	0.0003	—	July 15, 2011	July 13, 2011
Marsico Growth
Class ADV	$0.0071	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0823	—	—	July 15, 2011	July 13, 2011
Class S	0.0393	—	—	July 15, 2011	July 13, 2011
Class S2	0.0162	—	—	July 15, 2011	July 13, 2011
MFS Total Return
Class ADV	$0.3544	$—	$—	July 15, 2011	July 13, 2011
Class I	0.4058	—	—	July 15, 2011	July 13, 2011
Class S	0.3641	—	—	July 15, 2011	July 13, 2011
Class S2	0.3448	—	—	July 15, 2011	July 13, 2011
MFS Utilities
Class ADV	$0.0685	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0685	—	—	July 15, 2011	July 13, 2011
Class S	0.0685	—	—	July 15, 2011	July 13, 2011
Class S2	0.0685	—	—	July 15, 2011	July 13, 2011
Morgan Stanley Global Franchise
Class ADV	$0.3859	$—	$—	July 15, 2011	July 13, 2011
Class S	0.3597	—	—	July 15, 2011	July 13, 2011
Class S2	0.3334	—	—	July 15, 2011	July 13, 2011
PIMCO Total Return Bond
Class ADV	$0.5348	$0.3286	$0.1681	July 15, 2011	July 13, 2011
Class I	0.5495	0.3286	0.1681	July 15, 2011	July 13, 2011
Class S	0.5145	0.3286	0.1681	July 15, 2011	July 13, 2011
Class S2	0.4952	0.3286	0.1681	July 15, 2011	July 13, 2011
Pioneer Mid Cap Value
Class ADV	$0.0188	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0188	—	—	July 15, 2011	July 13, 2011
Class S	0.0188	—	—	July 15, 2011	July 13, 2011
Class S2	0.0188	—	—	July 15, 2011	July 13, 2011
T. Rowe Price Capital Appreciation
Class ADV	$0.1008	$—	$—	July 15, 2011	July 13, 2011
Class I	0.1008	—	—	July 15, 2011	July 13, 2011
Class S	0.1008	—	—	July 15, 2011	July 13, 2011
Class S2	0.1008	—	—	July 15, 2011	July 13, 2011
T. Rowe Price Equity Income
Class ADV	$0.0355	$—	$—	July 15, 2011	July 13, 2011
Class I	0.0355	—	—	July 15, 2011	July 13, 2011
Class S	0.0355	—	—	July 15, 2011	July 13, 2011
Class S2	0.0355	—	—	July 15, 2011	July 13, 2011

T. Rowe Price International Stock
Class ADV	$0.3673	$—	$—	July 15, 2011	July 13, 2011
Class I	0.4274	—	—	July 15, 2011	July 13, 2011
Class S	0.3965	—	—	July 15, 2011	July 13, 2011
Class S2	0.3988	—	—	July 15, 2011	July 13, 2011

On or about July 1, 2011, ING Groep, NV, the indirect parent of both ING Investments, the Investment Adviser to Clarion Global Real Estate and ING Clarion Real Estate Securities, LLC (“Clarion”), the Sub-Adviser to Clarion Global Real Estate, has completed a transaction in which it sold Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolio’s shareholders approved new sub-advisory agreements between ING Investments and CBRE Clarion, which became effective on or about July 1, 2011. The new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Portfolio’s previous sub-advisory agreement with Clarion. The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction.

On June 24, 2011, Janus Contrarian’s Board of Trustees approved a change with respect to the Portfolio’s sub-adviser from Janus Capital Management LLC to ING IM with related changes to the Portfolio’s name, investment objective, principal investment strategies and expense structure. The changes to the Portfolio’s name, principal investment strategies and expense structure were effective on July 1, 2011. The change in the Portfolio’s investment objective will be effective on or about September 15, 2011. Effective July 21, 2011, ING IM began managing the Portfolio under an interim sub-advisory agreement.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United Kingdom	13.6%
Japan	8.4%
Germany	7.4%
Canada	6.5%
France	6.4%
China	6.3%
Russia	6.3%
India	4.9%
Hong Kong	4.9%
United States	0.5%
Countries between 0.1%–4.0%ˆ	30.2%
Other Assets and Liabilities — Net*	4.6%
Net Assets	100.0%

*	Includes short-term investments.
ˆ	Includes 25 countries, which each represents 0.1%-4.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.1%
		Australia: 2.4%
1,673,752		Macquarie Airports Management Ltd.	$ 6,010,456	0.9
229,375		Newcrest Mining Ltd.	9,294,190	1.4
626,165		Other Securities	1,107,047	0.1
			16,411,693	2.4

		Austria: 1.3%
167,705		Erste Bank der Oesterreichischen Sparkassen AG	8,783,289	1.3

		Brazil: 1.4%
562,644		Hypermarcas SA	5,299,629	0.8
218,933		Other Securities	4,265,220	0.6
			9,564,849	1.4

		Canada: 6.5%
182,712		Barrick Gold Corp.	8,295,877	1.2
287,142	@	Ivanhoe Mines Ltd.	7,255,587	1.0
166,682		Potash Corp. of Saskatchewan, Inc.	9,519,254	1.4
274,253		Suncor Energy, Inc.	10,748,886	1.6
225,052		Other Securities	8,789,571	1.3
			44,609,175	6.5

		China: 6.3%
62,775		Baidu.com ADR	8,796,661	1.3
3,522,000		Belle International Holdings	7,440,889	1.1

COMMON STOCK: (continued)
		China: (continued)
143,243	@	Ctrip.com International Ltd. ADR	$ 6,170,908	0.9
9,369,630		Other Securities	20,579,472	3.0
			42,987,930	6.3

		Czech Republic: 1.3%
35,209		Komercni Banka A/S	8,579,407	1.3

		Denmark: 2.1%
79,329		Novo-Nordisk A/S	9,938,284	1.5
40,668		Other Securities	4,428,049	0.6
			14,366,333	2.1

		Finland: 0.9%
373,757		Other Securities	5,896,388	0.9

		France: 6.4%
107,467		BNP Paribas	8,286,717	1.2
106,703		Cie Generale D’Optique Essilor International S.A.	8,657,800	1.3
40,308		LVMH Moet Hennessy Louis Vuitton S.A.	7,243,276	1.0
33,866		Schneider Electric S.A.	5,654,701	0.8
188,302		Other Securities	14,100,440	2.1
			43,942,934	6.4

		Germany: 6.4%
77,329		DaimlerChrysler AG	5,831,531	0.9
190,023		Fraport AG Frankfurt Airport Services Worldwide	15,268,198	2.2
91,511		Fresenius AG	9,552,031	1.4
147,112		Other Securities	13,035,343	1.9
			43,687,103	6.4

		Greece: 0.6%
153,374		Other Securities	4,119,794	0.6

		Hong Kong: 4.9%
1,436,000		China Resources Enterprise	5,883,938	0.9
3,198,000		Hang Lung Properties Ltd.	13,149,047	1.9
9,714,915		Other Securities	14,074,047	2.1
			33,107,032	4.9

		India: 4.9%
383,744		Adani Enterprises Ltd.	6,146,295	0.9
141,443		Larsen & Toubro Ltd.	5,785,406	0.9
2,156,860		Other Securities	21,444,821	3.1
			33,376,522	4.9

		Ireland: 1.5%
770,100		Dragon Oil PLC	6,463,669	0.9
177,825		Other Securities	3,964,085	0.6
			10,427,754	1.5
		Israel: 0.4%
52,261		Other Securities	2,520,025	0.4

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Italy: 1.9%
374,167		Fiat Industrial SpA	$ 4,832,624	0.7
111,047		Saipem S.p.A.	5,734,537	0.9
162,359		Other Securities	2,267,222	0.3
			12,834,383	1.9

		Japan: 8.4%
28,900		Fanuc Ltd.	4,832,746	0.7
191,628		Komatsu Ltd.	5,983,228	0.9
159,733		Toyota Motor Corp.	6,577,675	0.9
123,200		Uni-Charm Corp.	5,382,583	0.8
1,934,131		Other Securities	34,738,780	5.1
			57,515,012	8.4

		Lebanon: 0.2%
86,858	#	Solidere GDR	1,520,884	0.2

		Luxembourg: 0.7%
1,038,614		Other Securities	4,431,674	0.7

		Macau: 0.9%
2,024,300		Other Securities	5,853,195	0.9

		Mexico: 0.5%
1,099,426		Other Securities	3,552,035	0.5

		Netherlands: 1.6%
211,911		Royal Dutch Shell PLC — Class A	7,540,575	1.1
64,163		Other Securities	3,417,887	0.5
			10,958,462	1.6

		Nigeria: 0.6%
6,854,228		Other Securities	3,932,754	0.6

		Norway: 0.2%
1,859,886		Other Securities	1,491,954	0.2

		Portugal: 0.3%
114,173		Other Securities	2,192,782	0.3

		Romania: 1.3%
1,418,538		BRD-Groupe Societe Generale	6,822,980	1.0
14,656,000		Other Securities	1,921,864	0.3
			8,744,844	1.3

		Russia: 6.3%
66,654		Pharmstandard	5,038,119	0.8
826,500		Rosneft Oil Co. GDR	6,967,673	1.0
4,234,882		Sberbank of Russian Federation	15,173,891	2.2
1,880,097	@	VTB Bank OJSC GDR	11,609,780	1.7
180,229		Other Securities	4,082,811	0.6
			42,872,274	6.3

		South Africa: 0.4%
193,888		Other Securities	2,919,060	0.4

COMMON STOCK: (continued)
		South Korea: 2.1%
210,349		Celltrion, Inc.	$ 8,727,202	1.3
23,973		Hyundai Motor Co.	5,344,389	0.8
			14,071,591	2.1

		Sweden: 1.5%
265,374		Volvo AB — B Shares	4,645,714	0.7
154,462		Other Securities	5,793,728	0.8
			10,439,442	1.5

		Switzerland: 4.0%
48,063	@	Dufry Group	6,053,966	0.9
19,677		Syngenta AG	6,649,852	1.0
357,731		Other Securities	14,618,394	2.1
			27,322,212	4.0

		Taiwan: 2.0%
407,450		High Tech Computer Corp.	13,776,386	2.0

		Ukraine: 0.1%
13,488,271		Other Securities	521,931	0.1

		United Kingdom: 13.6%
474,464		BG Group PLC	10,773,180	1.6
340,643		BHP Billiton PLC	13,385,198	2.0
540,020		HSBC Holdings PLC	5,354,173	0.8
120,000	@	Pharmstandard — Reg S GDR	2,749,449	0.4
107,032		Rio Tinto PLC	7,728,354	1.1
1,844,337		Vodafone Group PLC	4,890,541	0.7
418,162		Xstrata PLC	9,210,213	1.4
27,130,403		Other Securities	38,453,301	5.6
			92,544,409	13.6

		United States: 0.2%
231,829		Other Securities	1,188,427	0.2

		Total Common Stock
		(Cost $583,194,202)	641,063,939	94.1

EXCHANGE-TRADED FUNDS: 0.3%
		United States: 0.3%
41,731		Other Securities	2,278,095	0.3

		Total Exchange-Traded Funds
		(Cost $2,190,866)	2,278,095	0.3

PREFERRED STOCK: 1.0%
		Germany: 1.0%
33,807		Volkswagen AG	6,991,184	1.0

		Total Preferred Stock
		(Cost $4,889,671)	6,991,184	1.0

		Total Long-Term Investments
		(Cost $590,274,739)	650,333,218	95.4

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateralcc: 3.0%
18,441,470		BNY Mellon Overnight Government Fund(1)	$ 18,441,470	2.7
2,461,775	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,969,420	0.3

		Total Securities Lending Collateral
		(Cost $20,903,245)	20,410,890	3.0

		Mutual Funds: 0.9%
6,487,931		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $6,487,931)	6,487,931	0.9

		Total Short-Term Investments
		(Cost $27,391,176)	26,898,821	3.9

		Total Investments in Securities (Cost $617,665,915)*	$677,232,039	99.3
		Assets in Excess of Other Liabilities	4,482,900	0.7
		Net Assets	$681,714,939	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
#	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
*	Cost for federal income tax purposes is $622,170,140.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,055,630
Gross Unrealized Depreciation	(27,993,731)
Net Unrealized appreciation	$55,061,899

Industry	Percentage of Net Assets
Consumer Discretionary	16.2%
Consumer Staples	9.1
Energy	9.6
Financials	16.1
Health Care	10.1
Industrials	13.2
Information Technology	4.1
Materials	15.0
Telecommunication Services	1.5
Telecommunications	0.2
Utilities	0.3
Short-Term Investments	3.9
Other Assets and Liabilities — Net	0.7
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$16,411,693	$—	$16,411,693
Austria	—	8,783,289	—	8,783,289
Brazil	9,564,849	—	—	9,564,849
Canada	44,609,175	—	—	44,609,175
China	17,765,408	25,222,522	—	42,987,930
Czech Republic	—	8,579,407	—	8,579,407
Denmark	—	14,366,333	—	14,366,333
Finland	—	5,896,388	—	5,896,388
France	—	43,942,934	—	43,942,934
Germany	585,441	43,101,662	—	43,687,103
Greece	—	4,119,794	—	4,119,794
Hong Kong	—	33,107,032	—	33,107,032
India	—	33,376,522	—	33,376,522

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Ireland	$—	$10,427,754	$—	$10,427,754
Israel	2,520,025	—	—	2,520,025
Italy	—	12,834,383	—	12,834,383
Japan	—	57,515,012	—	57,515,012
Lebanon	1,520,884	—	—	1,520,884
Luxembourg	—	4,431,674	—	4,431,674
Macau	—	5,853,195	—	5,853,195
Mexico	3,552,035	—	—	3,552,035
Netherlands	—	10,958,462	—	10,958,462
Nigeria	3,932,754	—	—	3,932,754
Norway	—	1,491,954	—	1,491,954
Portugal	—	2,192,782	—	2,192,782
Romania	—	8,744,844	—	8,744,844
Russia	22,674,308	20,197,966	—	42,872,274
South Africa	—	2,919,060	—	2,919,060
South Korea	—	14,071,591	—	14,071,591
Sweden	3,887,003	6,552,439	—	10,439,442
Switzerland	9,056,651	18,265,561	—	27,322,212
Taiwan	—	13,776,386	—	13,776,386
Ukraine	—	521,931	—	521,931
United Kingdom	—	92,544,409	—	92,544,409
United States	1,188,427	—	—	1,188,427
Total Common Stock	120,856,960	520,206,979	—	641,063,939
Exchange-Traded Funds	2,278,095	—	—	2,278,095
Preferred Stock	—	6,991,184	—	6,991,184
Short-Term Investments	24,929,401	—	1,969,420	26,898,821
Total Investments, at value	$148,064,456	$527,198,163	$1,969,420	$677,232,039
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(222,419)	$—	$(222,419)
Total Liabilities	$—	$(222,419)	$—	$(222,419)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420
Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING ARTIO FOREIGN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co.	Japanese Yen	606,310,735	Buy	09/21/11	$7,558,099	$7,535,020	$(23,079)
							$(23,079)

Credit Suisse First Boston	EU Euro	11,443,772	Sell	09/21/11	$16,422,098	$16,555,314	$(133,216)
Deutsche Bank AG	EU Euro	5,822,167	Sell	09/21/11	8,356,702	8,422,731	(66,029)
Northern Trust	Czech Koruna	11,562,249	Sell	07/07/11	689,296	689,391	(95)
							$(199,340)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$222,419
Total Liability Derivatives		$222,419

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,811,623)
Total	$(1,811,623)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(261,634)
Total	$(261,634)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Health Care	95.9%
Other Assets and Liabilities — Net*	4.1%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.9%
		Health Care: 95.9%
56,800		Abbott Laboratories	$ 2,988,816	1.2
77,900		Acorda Therapeutics, Inc.	2,516,949	1.0
138,120		Aetna, Inc.	6,089,711	2.5
35,900		Agilent Technologies, Inc.	1,834,849	0.8
41,496		Alexion Pharmaceuticals, Inc.	1,951,557	0.8
85,618		Allergan, Inc.	7,127,698	3.0
115,500		AmerisourceBergen Corp.	4,781,700	2.0
95,819		Amgen, Inc.	5,591,039	2.3
121,500		Baxter International, Inc.	7,252,335	3.0
35,900		Biogen Idec, Inc.	3,838,428	1.6
193,334		Bristol-Myers Squibb Co.	5,598,953	2.3
130,347		Cardinal Health, Inc.	5,920,361	2.5
82,262		Celgene Corp.	4,962,044	2.1
53,400		Cooper Cos., Inc.	4,231,416	1.8
134,910		Covidien PLC	7,181,259	3.0
14,600		CR Bard, Inc.	1,603,956	0.7
63,400		DaVita, Inc.	5,491,074	2.3
44,430		Express Scripts, Inc.	2,398,331	1.0
44,600		Forest Laboratories, Inc.	1,754,564	0.7
97,098		Fresenius Medical Care AG & Co. KGaA	7,262,478	3.0
85,013		Gilead Sciences, Inc.	3,520,388	1.5
24,900		Haemonetics Corp.	1,602,813	0.7
77,400		Henry Schein, Inc.	5,541,066	2.3
56,400		Hill-Rom Holdings, Inc.	2,596,656	1.1
234,000		Hologic, Inc.	4,719,780	2.0
49,872	L	Hospira, Inc.	2,825,748	1.2
90,258	L	Human Genome Sciences, Inc.	2,214,931	0.9
27,400		Humana, Inc.	2,206,796	0.9
37,900	L	Integra LifeSciences Holdings Corp.	1,811,999	0.7
84,800		Johnson & Johnson	5,640,896	2.3
49,900		Laboratory Corp. of America Holdings	4,829,821	2.0
53,491		Life Technologies Corp.	2,785,276	1.1

COMMON STOCK: (continued)
		Health Care: (continued)
59,131		McKesson Corp.	$ 4,946,308	2.0
95,861		Medco Health Solutions, Inc.	5,418,064	2.2
67,088		Medtronic, Inc.	2,584,901	1.1
120,900		Merck & Co., Inc.	4,266,561	1.8
23,800		Merck KGaA	2,587,770	1.1
20,500		Mettler Toledo International, Inc.	3,457,735	1.4
65,200	L	Mindray Medical International Ltd. ADR	1,828,860	0.8
58,600		Pall Corp.	3,295,078	1.4
361,330	L	Pfizer, Inc.	7,443,398	3.1
15,100		Roche Holding AG — Genusschein	2,528,054	1.0
95,600	L	Seattle Genetics, Inc.	1,961,712	0.8
21,800		Shire PLC ADR	2,053,778	0.8
73,991		St. Jude Medical, Inc.	3,527,891	1.5
61,700		Stryker Corp.	3,621,173	1.5
62,000		Thermo Fisher Scientific, Inc.	3,992,180	1.7
150,093		UnitedHealth Group, Inc.	7,741,797	3.2
35,800		Waters Corp.	3,427,492	1.4
73,600	L	Watson Pharmaceuticals, Inc.	5,058,528	2.1
3,395,410		Other Securities	30,684,428	12.7

		Total Common Stock
		(Cost $219,948,637)	231,099,396	95.9

WARRANTS: 0.0%
		Health Care: 0.0%
133,228		Other Securities	86,598	0.0

		Total Warrants
		(Cost $—)	86,598	0.0

		Total Long-Term Investments
		(Cost $219,948,637)	231,185,994	95.9

SHORT-TERM INVESTMENTS: 12.8%
		Securities Lending Collateralcc: 8.0%
19,220,007		BNY Mellon Overnight Government Fund(1) (Cost $19,220,007)	19,220,007	8.0

		Mutual Funds: 4.8%
11,579,952		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $11,579,952)	11,579,952	4.8

		Total Short-Term Investments
		(Cost $30,799,959)	30,799,959	12.8

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $250,748,596)*	$261,985,953	108.7
	Liabilities in Excess of Other Assets	(20,993,917)	(8.7)
	Net Assets	$240,992,036	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $251,474,422.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,760,401
Gross Unrealized Depreciation	(4,248,870)
Net Unrealized appreciation	$10,511,531

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Health Care	$212,568,991	$18,530,405	$—	$231,099,396
Total Common Stock	212,568,991	18,530,405	—	231,099,396
Warrants	—	86,598	—	86,598
Short-Term Investments	30,799,959	—	—	30,799,959
Total Investments, at value	$243,368,950	$18,617,003	$—	$261,985,953
Other Financial Instruments+
Forward Foreign Currency Contracts	—	492,899	—	492,899
Total Assets	$243,368,950	$19,109,902	$—	$262,478,852
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(170,635)	$—	$(170,635)
Total Liabilities	$—	$(170,635)	$—	$(170,635)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Canadian Dollar	528,000	Buy	07/07/11	$546,756	$547,363	$ 607
Citigroup, Inc.	Canadian Dollar	98,400	Buy	07/07/11	102,356	102,008	(348)
Citigroup, Inc.	EU Euro	174,000	Buy	07/07/11	245,904	252,276	6,372
Citigroup, Inc.	EU Euro	2,915,000	Buy	07/07/11	4,131,188	4,226,354	95,166
Deutsche Bank AG	Canadian Dollar	90,000	Buy	07/07/11	92,070	93,301	1,231
Deutsche Bank AG	EU Euro	50,000	Buy	07/07/11	70,620	72,493	1,873

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Canadian Dollar	1,925,000	Buy	07/07/11	$1,975,552	$1,995,594	$20,042
Citigroup, Inc.	Swiss Franc	1,036,000	Buy	07/07/11	1,229,332	1,232,284	2,952
Citigroup, Inc.	EU Euro	132,000	Buy	07/07/11	189,506	191,382	1,876
Citigroup, Inc.	Japanese Yen	23,365,000	Buy	07/07/11	289,285	290,241	956
							$130,727

Citigroup, Inc.	Hong Kong Sar Dollar	6,030,000	Sell	07/07/11	$776,651	$774,931	$1,720
Citigroup, Inc.	Swiss Franc	4,228,000	Sell	07/07/11	4,902,597	5,029,052	(126,455)
Citigroup, Inc.	Danish Krone	2,770,000	Sell	07/07/11	549,521	538,461	11,060
Citigroup, Inc.	Japanese Yen	22,843,000	Sell	07/07/11	283,425	283,756	(331)
Citigroup, Inc.	EU Euro	474,000	Sell	07/07/11	681,937	687,236	(5,299)
Citigroup, Inc.	British Pound	60,000	Sell	07/07/11	97,297	96,289	1,008
Citigroup, Inc.	Swiss Franc	111,000	Sell	07/07/11	132,654	132,031	623
Deutsche Bank AG	Swiss Franc	217,000	Sell	07/07/11	247,020	258,113	(11,093)
Deutsche Bank AG	Danish Krone	191,000	Sell	07/07/11	36,105	37,129	(1,024)
Deutsche Bank AG	EU Euro	288,000	Sell	07/07/11	406,199	417,561	(11,362)
Deutsche Bank AG	Canadian Dollar	3,085,000	Sell	07/07/11	3,236,752	3,198,135	38,617
Deutsche Bank AG	EU Euro	4,090,000	Sell	07/07/11	6,056,083	5,929,943	126,140
Deutsche Bank AG	EU Euro	6,176,000	Sell	07/07/11	9,137,015	8,954,359	182,656
Citigroup, Inc.	Swiss Franc	211,000	Sell	07/07/11	236,254	250,977	(14,723)
							$191,537

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$492,899
Total Asset Derivatives		$492,899
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$170,635
Total Liability Derivatives		$170,635

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(20,206)
Total	$(20,206)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$322,264
Total	$322,264

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United States	41.3%
Japan	12.3%
Hong Kong	11.0%
Australia	9.7%
France	7.6%
United Kingdom	4.7%
Singapore	4.5%
Canada	3.4%
Netherlands	0.9%
Germany	0.7%
Countries between 0.4%–0.5%ˆ	1.9%
Other Assets and Liabilities — Net*	2.0%
Net Assets	100.0%

*	Includes short-term investments.
ˆ	Includes 4 countries, which each represents 0.4%–0.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Australia: 9.7%
5,936,871		Dexus Property Group	$ 5,624,579	1.3
5,729,900		Goodman Group	4,343,849	1.0
1,819,840		GPT Group	6,186,080	1.4
4,938,600		Investa Office Fund	3,424,704	0.8
1,528,820		Stockland	5,607,665	1.3
850,420		Westfield Group	7,926,350	1.8
1,871,352		Westfield Retail Trust	5,454,880	1.3
2,045,774		Other Securities	3,532,610	0.8
			42,100,717	9.7

		Brazil: 0.5%
158,400		Other Securities	2,018,285	0.5

		Canada: 3.4%
247,700		Brookfield Properties Co.	4,775,656	1.1
160,300		RioCan Real Estate Investment Trust	4,311,454	1.0
208,600		Other Securities	5,682,623	1.3
			14,769,733	3.4

		China: 0.5%
1,923,000		Other Securities	2,309,895	0.5

		France: 7.6%
34,790		ICADE	4,285,655	1.0
86,720		Klepierre	3,580,569	0.8

COMMON STOCK: (continued)
		France: (continued)
77,099		Unibail	$ 17,813,880	4.1
145,097		Other Securities	7,493,069	1.7
			33,173,173	7.6

		Germany: 0.7%
184,410		Other Securities	3,007,312	0.7

		Hong Kong: 11.0%
773,470		Cheung Kong Holdings Ltd.	11,358,436	2.6
1,044,500		Hongkong Land Holdings Ltd.	7,448,456	1.7
1,833,600		Link Real Estate Investment Trust	6,263,554	1.4
785,400		Sun Hung Kai Properties Ltd.	11,480,645	2.7
2,239,992		Other Securities	11,254,274	2.6
			47,805,365	11.0

		Japan: 12.3%
39,017		Daito Trust Construction Co., Ltd.	3,312,539	0.7
476		Japan Real Estate Investment Corp.	4,683,295	1.1
782,957		Mitsubishi Estate Co., Ltd.	13,740,861	3.2
522,182		Mitsui Fudosan Co., Ltd.	8,993,487	2.1
339		Nippon Building Fund, Inc.	3,312,737	0.7
251,368		Sumitomo Realty & Development Co., Ltd.	5,617,984	1.3
325,989		Other Securities	13,990,272	3.2
			53,651,175	12.3

		Netherlands: 0.9%
60,101		Other Securities	3,699,558	0.9

		Singapore: 4.5%
3,408,000		CapitaCommercial Trust	4,031,431	0.9
2,048,050		CapitaLand Ltd.	4,865,422	1.1
2,799,500	@	Global Logistic Properties Ltd.	4,703,076	1.1
3,382,379		Other Securities	5,781,593	1.4
			19,381,522	4.5

		Sweden: 0.5%
158,170		Other Securities	2,157,246	0.5

		Switzerland: 0.4%
19,960		Other Securities	1,712,892	0.4

		United Kingdom: 4.7%
357,217		British Land Co. PLC	3,492,548	0.8
147,530		Derwent Valley Holdings PLC	4,323,423	1.0
474,833		Land Securities Group PLC	6,495,759	1.5
1,356,822		Other Securities	6,142,920	1.4
			20,454,650	4.7

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: 41.3%
54,200		Alexandria Real Estate Equities, Inc.	$ 4,196,164	1.0
161,600		Apartment Investment & Management Co.	4,125,648	0.9
65,025		AvalonBay Communities, Inc.	8,349,210	1.9
128,000		Boston Properties, Inc.	13,588,480	3.1
96,200		BRE Properties, Inc.	4,798,456	1.1
268,000		Developers Diversified Realty Corp.	3,778,800	0.9
231,100		Equity Residential	13,866,000	3.2
50,500		Federal Realty Investment Trust	4,301,590	1.0
405,382		General Growth Properties, Inc.	6,765,826	1.6
176,500		HCP, Inc.	6,475,785	1.5
84,300		Health Care Real Estate Investment Trust, Inc.	4,419,849	1.0
485,321		Host Hotels & Resorts, Inc.	8,226,191	1.9
157,300		Liberty Property Trust	5,124,834	1.2
167,665		Macerich Co.	8,970,077	2.1
352,927		ProLogis, Inc.	12,648,904	2.9
52,494		Public Storage, Inc.	5,984,841	1.4
148,761		Simon Property Group, Inc.	17,290,491	4.0
79,600		SL Green Realty Corp.	6,596,452	1.5
54,600		Starwood Hotels & Resorts Worldwide, Inc.	3,059,784	0.7
60,700		Taubman Centers, Inc.	3,593,440	0.8
220,875		UDR, Inc.	5,422,481	1.2
127,431		Vornado Realty Trust	11,874,021	2.7
529,000		Other Securities	16,052,474	3.7
			179,509,798	41.3

		Total Common Stock (Cost $290,479,782)	425,751,321	98.0

SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateralcc: 7.6%
32,936,371		BNY Mellon Overnight Government Fund(1)	32,936,371	7.6
372,743	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	298,194	0.0

		Total Securities Lending Collateral (Cost $33,309,114)	33,234,565	7.6

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.1%
4,667,601		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $4,667,601)	$ 4,667,601	1.1

		Total Short-Term Investments (Cost $37,976,715)	37,902,166	8.7
		Total Investments in Securities (Cost $328,456,497)*	$ 463,653,487	106.7
		Liabilities in Excess of Other Assets	(29,251,920)	(6.7)
		Net Assets	$ 434,401,567	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $384,039,902.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$117,070,467
Gross Unrealized Depreciation	(37,456,882)
Net Unrealized appreciation	$79,613,585

Industry	Percentage of Net Assets
Consumer Discretionary	1.6%
Financials	96.4
Short-Term Investments	8.7
Other Assets and Liabilities — Net	(6.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$42,100,717	$—	$42,100,717
Brazil	2,018,285	—	—	2,018,285
Canada	14,769,733	—	—	14,769,733
China	—	2,309,895	—	2,309,895
France	2,089,060	31,084,113	—	33,173,173
Germany	2,025,536	981,776	—	3,007,312
Hong Kong	—	47,805,365	—	47,805,365
Japan	—	53,651,175	—	53,651,175
Netherlands	—	3,699,558	—	3,699,558
Singapore	—	19,381,522	—	19,381,522
Sweden	—	2,157,246	—	2,157,246
Switzerland	1,712,892	—	—	1,712,892
United Kingdom	1,414,976	19,039,674	—	20,454,650
United States	179,509,798	—	—	179,509,798
Total Common Stock	203,540,280	222,211,041	—	425,751,321
Short-Term Investments	37,603,972	—	298,194	37,902,166
Total Investments, at value	$241,144,252	$222,211,041	$298,194	$463,653,487

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194
Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	21.6%
Consumer Discretionary	18.1%
Health Care	16.7%
Financials	10.3%
Energy	9.5%
Materials	5.4%
Industrials	3.2%
Consumer Staples	1.8%
Telecommunication Services	0.7%
Utilities	0.1%
Other Assets and Liabilities — Net*	12.6%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 87.4%
		Consumer Discretionary: 18.1%
1,071,951		Advance Auto Parts, Inc.	$ 62,698,414	4.8
197,000		Dena Co., Ltd.	8,472,279	0.6
205,775	@	Discovery Communications, Inc. — Class A	8,428,544	0.6
704,223		Hasbro, Inc.	30,936,516	2.3
213,664		Ross Stores, Inc.	17,118,760	1.3
660,733	@	Sally Beauty Holdings, Inc.	11,298,534	0.9
1,366,550		Sun TV Network Ltd.	10,634,426	0.8
579,463		Time Warner, Inc.	21,075,069	1.6
317,522	@	Urban Outfitters, Inc.	8,938,244	0.7
253,525		Walt Disney Co.	9,897,616	0.8
9,299,686		Other Securities	48,912,956	3.7
			238,411,358	18.1

		Consumer Staples: 1.8%
189,710		Molson Coors Brewing Co.	8,487,625	0.6
10,876,000		Want Want China Holdings Ltd.	10,574,123	0.8
2,671,513		Other Securities	4,929,377	0.4
			23,991,125	1.8

		Energy: 9.5%
220,335	@	Atwood Oceanics, Inc.	9,723,384	0.7
262,684		Ensco International PLC ADR	14,001,057	1.1
704,525	@	Helix Energy Solutions Group, Inc.	11,666,934	0.9
561,125	@	Nabors Industries Ltd.	13,826,120	1.1

COMMON STOCK: (continued)
		Energy: (continued)
523,467		Patterson-UTI Energy, Inc.	$ 16,546,792	1.3
778,812		Weatherford International Ltd.	14,602,725	1.1
4,424,666		Other Securities	44,052,815	3.3
			124,419,827	9.5

		Financials: 10.3%
871,946	@	Invesco Ltd.	20,403,536	1.5
957,872		Janus Capital Group, Inc.	9,042,312	0.7
351,716		Protective Life Corp.	8,135,191	0.6
578,741		Reinsurance Group of America, Inc.	35,222,177	2.7
1,343,272		Union Bank of India	8,824,432	0.7
3,431,106		Other Securities	53,674,618	4.1
			135,302,266	10.3

		Health Care: 16.7%
1,615,269	@	Allscripts Healthcare Solutions, Inc.	31,368,524	2.4
337,568	@, L	Athenahealth, Inc.	13,874,045	1.0
300,772	@	Cerner Corp.	18,380,177	1.4
159,252	@	Edwards Lifesciences Corp.	13,883,589	1.0
287,680	@	Kinetic Concepts, Inc.	16,578,998	1.3
219,000		McKesson Corp.	18,319,350	1.4
230,800	@	Medco Health Solutions, Inc.	13,044,816	1.0
263,576		Thermo Fisher Scientific, Inc.	16,971,659	1.3
553,352	@	Vertex Pharmaceuticals, Inc.	28,768,771	2.2
4,295,865		Other Securities	49,202,099	3.7
			220,392,028	16.7

		Industrials: 3.2%
420,912		Deutsche Post AG	8,091,935	0.6
4,530,170		Other Securities	34,599,101	2.6
			42,691,036	3.2

		Information Technology: 21.6%
2,317,417		Applied Materials, Inc.	30,149,595	2.3
1,263,100		Corning, Inc.	22,925,265	1.7
765,366		eBay, Inc.	24,698,361	1.9
227,525		Fiserv, Inc.	14,249,891	1.1
288,503		Gemalto NV	13,777,752	1.0
231,719		Ingenico	11,275,860	0.9
411,626	@	Intuit, Inc.	21,346,924	1.6
700,038	@	Marvell Technology Group Ltd.	10,336,061	0.8
1,419,113	@	PMC — Sierra, Inc.	10,742,685	0.8
390,816	@, L	Rovi Corp.	22,417,206	1.7
868,788	@	UbiSoft Entertainment	8,712,795	0.7
1,274,571		Xerox Corp.	13,268,284	1.0
15,303,826		Other Securities	79,963,412	6.1
			283,864,091	21.6

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 5.4%
614,400	Iamgold Corp.	$ 11,556,033	0.9
905,145	Kinross Gold Corp.	14,293,492	1.1
523,585	Newcrest Mining Ltd.	21,215,470	1.6
185,700	Newmont Mining Corp.	10,022,229	0.7
1,036,868	Other Securities	14,257,728	1.1
		71,344,952	5.4

	Telecommunication Services: 0.7%
218,244	NII Holdings, Inc.	9,249,181	0.7

	Utilities: 0.1%
77,650	Other Securities	1,252,495	0.1

	Total Common Stock
	(Cost $968,511,006)	1,150,918,359	87.4

WARRANTS: 0.0%
	Industrials: 0.0%
164,575	Other Securities	251,458	0.0

	Total Warrants
	(Cost $22,539)	251,458	0.0

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
	Consumer Staples: 0.0%
INR 993,140	Other Securities	21,596	0.0

	Total Corporate Bonds/Notes
	(Cost $18,862)	21,596	0.0

	Total Long-Term Investments
	(Cost $968,552,407)	1,151,191,413	87.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 17.7%

		Securities Lending Collateralcc: 6.4%
83,230,475		BNY Mellon Overnight Government Fund(1)	83,230,475	6.3
1,748,799	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,399,039	0.1

		Total Securities Lending Collateral
		(Cost $84,979,274)	84,629,514	6.4

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 11.3%
149,418,477		Blackrock Liquidity Funds TempFund Portfolio — Class I
		(Cost $149,418,477)	$149,418,477	11.3

		Total Short-Term Investments
		(Cost $234,397,751)	234,047,991	17.7

		Total Investments in Securities (Cost $1,202,950,158)*	$1,385,239,404	105.1
		Liabilities in Excess of Other Assets	(67,549,884)	(5.1)
		Net Assets	$1,317,689,520	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

INR	Indian Rupee

*	Cost for federal income tax purposes is $1,217,748,122.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$245,107,816
Gross Unrealized Depreciation	(77,616,534)
Net Unrealized appreciation	$167,491,282

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$202,871,996	$35,539,362	$—	$238,411,358
Consumer Staples	12,165,856	11,825,269	—	23,991,125
Energy	124,419,827	—	—	124,419,827
Financials	112,148,854	23,153,412	—	135,302,266
Health Care	206,108,503	14,283,525	—	220,392,028
Industrials	23,913,803	18,765,074	12,159	42,691,036
Information Technology	229,662,387	52,855,268	1,346,436	283,864,091
Materials	50,129,482	21,215,470	—	71,344,952
Telecommunication Services	9,249,181	—	—	9,249,181
Utilities	1,252,495	—	—	1,252,495
Total Common Stock	971,922,384	177,637,380	1,358,595	1,150,918,359
Warrants	15,173	236,285	—	251,458
Corporate Bonds/Notes	—	21,596	—	21,596
Short-Term Investments	232,648,952	—	1,399,039	234,047,991
Total Investments, at value	$1,204,586,509	$177,895,261	$2,757,634	$1,385,239,404
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(9)	$—	$(9)
Total Liabilities	$—	$(9)	$—	$(9)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Common Stock	$12,781	$—	$—	$—	$—	$(622)	$1,346,436	$—	$1,358,595
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039
Total Investments, at value	$1,411,820	$—	$—	$—	$—	$(622)	$1,346,436	$—	$2,757,634

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(622).

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING FMRSM Diversified Mid Cap Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	11,905	Sell	07/06/11	$1,529	$1,530	$(1)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	61,610	Sell	07/06/11	7,915	7,918	(3)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	81,729	Sell	07/06/11	10,499	10,503	(4)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	14,471	Sell	07/06/11	1,859	1,860	(1)
							$(9)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9
Total Liability Derivatives		$9

*	Includes purchased options.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(13,717)
Total	$(13,717)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(9)
Total	$(9)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United States	67.6%
Canada	20.5%
United Kingdom	3.1%
Netherlands	2.1%
Brazil	1.1%
Russia	1.1%
Switzerland	0.8%
Italy	0.8%
Japan	0.7%
Australia	0.6%
Other Assets and Liabilities — Net*	1.6%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Australia: 0.6%
2,264,170		OneSteel Ltd.	$ 4,521,514	0.4
116,600		Other Securities	2,216,974	0.2
			6,738,488	0.6

		Brazil: 1.1%
346,800		Petroleo Brasileiro SA ADR	11,742,648	1.1

		Canada: 20.5%
245,200		Alamos Gold, Inc.	4,060,184	0.4
659,805		Barrick Gold Corp.	29,882,568	2.7
950,356		Canadian Natural Resources Ltd.	39,781,902	3.7
431,700		Centerra Gold, Inc.	7,161,802	0.7
403,100		Ensign Energy Services, Inc.	7,991,365	0.7
221,594		GoldCorp, Inc.	10,696,343	1.0
506,200	@	Harry Winston Diamond Corp.	8,408,237	0.8
603,600	@	Lundin Mining Corp.	4,631,282	0.4
432,229		Nexen, Inc.	9,725,152	0.9
897,600		Pengrowth Energy Corp.	11,291,808	1.0
1,254,588	@	Precision Drilling Corp.	18,015,884	1.7
1,390,139		Suncor Energy, Inc.	54,354,435	5.0
310,596		Teck Cominco Ltd. — Class B	15,759,641	1.4
905,800		Other Securities	1,455,742	0.1
			223,216,345	20.5

COMMON STOCK: (continued)
		Italy: 0.8%
193,805	L	Tenaris S.A. ADR	$ 8,862,703	0.8

		Japan: 0.7%
1,334,500		Mitsui OSK Lines Ltd.	7,180,630	0.7
		Netherlands: 2.1%
326,942		Royal Dutch Shell PLC ADR — Class A	23,255,385	2.1

		Russia: 1.1%
183,362		Lukoil-Spon ADR	11,661,823	1.1

		Switzerland: 0.8%
142,534		Transocean Ltd.	9,201,995	0.8

		United Kingdom: 3.1%
334,754		Ensco International PLC ADR	17,842,388	1.7
49,800	L	Randgold Resources Ltd. ADR	4,185,690	0.4
154,088		Rio Tinto PLC ADR	11,143,644	1.0
			33,171,722	3.1

		United States: 67.6%
392,949	@	Alpha Natural Resources, Inc.	17,855,603	1.6
326,967		Apache Corp.	40,344,458	3.7
733,147		Arch Coal, Inc.	19,545,699	1.8
214,400	@	Bill Barrett Corp.	9,937,440	0.9
556,079		Chevron Corp.	57,187,164	5.3
128,900		Cimarex Energy Co.	11,590,688	1.1
185,000		Cliffs Natural Resources, Inc.	17,103,250	1.6
1,121,639		ConocoPhillips	84,336,036	7.7
776,400	@	Denbury Resources, Inc.	15,528,000	1.4
160,600		Domtar Corp.	15,212,032	1.4
300,400		EOG Resources, Inc.	31,406,820	2.9
1,358,758		ExxonMobil Corp.	110,575,725	10.2
250,028		Halliburton Co.	12,751,428	1.2
393,600		Hess Corp.	29,425,536	2.7
262,300	@, L	McMoRan Exploration Co.	4,847,304	0.4
367,500		Murphy Oil Corp.	24,130,050	2.2
547,612		National Oilwell Varco, Inc.	42,828,735	3.9
408,900		Newmont Mining Corp.	22,068,333	2.0
221,900	L	Overseas Shipholding Group	5,977,986	0.6
529,200	@	PetroHawk Energy Corp.	13,055,364	1.2
317,300		Range Resources Corp.	17,610,150	1.6
934,725		Schlumberger Ltd.	80,760,240	7.4
323,900		Sunoco, Inc.	13,509,869	1.2
466,700	@	Tetra Technologies, Inc.	5,941,091	0.6
142,300	@	Unit Corp.	8,670,339	0.8
422,300		Valero Energy Corp.	10,798,211	1.0

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
514,600		Weatherford International Ltd.	$9,648,750	0.9
560,338		Other Securities	3,350,821	0.3
			735,997,122	67.6
		Total Common Stock
		(Cost $871,297,251)	1,071,028,861	98.4
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc: 1.2%
12,516,811		BNY Mellon Overnight Government Fund(1)	12,516,811	1.1
784,324	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	627,459	0.1

		Total Securities Lending Collateral
		(Cost $13,301,135)	13,144,270	1.2

		Mutual Funds: 1.4%
15,549,000		Blackrock Liquidity Funds TempFund Portfolio — Class I
		(Cost $15,549,000)	15,549,000	1.4

		Total Short-Term Investments
		(Cost $28,850,135)	28,693,270	2.6

		Total Investments in Securities
		(Cost $900,147,386)*	$1,099,722,131	101.0
		Liabilities in Excess of Other Assets	(10,791,636)	(1.0)
		Net Assets	$1,088,930,495	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $937,819,741.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$211,224,898
Gross Unrealized Depreciation	(49,322,508)
Net Unrealized appreciation	$161,902,390

Industry	Percentage of Net Assets
Energy	83.3%
Industrials	0.7
Materials	14.4
Short-Term Investments	2.6
Other Assets and Liabilities — Net	(1.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$6,738,488	$—	$6,738,488
Brazil	11,742,648	—	—	11,742,648
Canada	223,216,345	—	—	223,216,345
Italy	8,862,703	—	—	8,862,703
Japan	—	7,180,630	—	7,180,630
Netherlands	23,255,385	—	—	23,255,385
Russia	11,661,823	—	—	11,661,823
Switzerland	9,201,995	—	—	9,201,995
United Kingdom	33,171,722	—	—	33,171,722
United States	735,997,122	—	—	735,997,122
Total Common Stock	1,057,109,743	13,919,118	—	1,071,028,861
Short-Term Investments	28,065,811	—	627,459	28,693,270
Total Investments, at value	$1,085,175,554	$13,919,118	$627,459	$1,099,722,131

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(80)	$—	$(80)
Total Liabilities	$—	$(80)	$—	$(80)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459
Total Investments, at value	$627,459	$—	$—	$—	$—	$—	$—	$—	$627,459

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Resources Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	1,563,465	Sell	07/06/11	$200,843	$200,923	$(80)
							$(80)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

		Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$80
Total Liability Derivatives		$80

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$70,904
Total	$70,904

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(80)
Total	$(80)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	22.4%
Energy	13.2%
Information Technology	11.0%
Health Care	10.9%
Consumer Staples	10.6%
Consumer Discretionary	10.1%
Industrials	9.3%
Utilities	4.1%
Telecommunication Services	2.8%
Materials	1.3%
Other Assets and Liabilities — Net*	4.3%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Consumer Discretionary: 10.1%
492,500		Comcast Corp. — Class A	$ 12,479,950	2.0
241,598		Home Depot, Inc.	8,750,680	1.4
213,440	L	Sony Corp. ADR	5,632,682	0.9
124,217		Time Warner Cable, Inc.	9,693,895	1.6
284,352		Time Warner, Inc.	10,341,882	1.7
273,444		Viacom — Class B	13,945,644	2.3
64,540		Other Securities	1,219,252	0.2
			62,063,985	10.1

		Consumer Staples: 10.6%
363,836		Avon Products, Inc.	10,187,408	1.7
92,113		Coca-Cola Co.	6,198,284	1.0
265,475		Kraft Foods, Inc.	9,352,684	1.5
202,878		Procter & Gamble Co.	12,896,954	2.1
230,206		Sysco Corp.	7,177,823	1.2
239,875		Unilever NV ADR	7,879,894	1.3
180,147	L	Walgreen Co.	7,649,042	1.2
85,894		Other Securities	3,950,456	0.6
			65,292,545	10.6

		Energy: 13.2%
196,354		Anadarko Petroleum Corp.	15,072,133	2.4
82,488		Devon Energy Corp.	6,500,879	1.1
88,174		ExxonMobil Corp.	7,175,600	1.2
136,141		Hess Corp.	10,177,901	1.7
60,610		Occidental Petroleum Corp.	6,305,865	1.0

COMMON STOCK: (continued)
		Energy: (continued)
182,490		Royal Dutch Shell PLC ADR — Class A	$ 12,980,514	2.1
95,900		Schlumberger Ltd.	8,285,760	1.3
281,453		Other Securities	14,936,225	2.4
			81,434,877	13.2
		Financials: 22.4%
866,906		Bank of America Corp.	9,501,290	1.5
518,066		Charles Schwab Corp.	8,522,186	1.4
293,958		Citigroup, Inc.	12,240,411	2.0
668,676		JPMorgan Chase & Co.	27,375,595	4.4
593,171		Marsh & McLennan Cos., Inc.	18,501,003	3.0
381,217		Morgan Stanley	8,771,803	1.4
183,050		PNC Financial Services Group, Inc.	10,911,611	1.8
148,767		State Street Corp.	6,707,904	1.1
190,210		Wells Fargo & Co.	5,337,293	0.9
1,595,500		Other Securities	30,009,349	4.9
			137,878,445	22.4

		Health Care: 10.9%
351,180		Bristol-Myers Squibb Co.	10,170,173	1.6
106,791		Cardinal Health, Inc.	4,850,447	0.8
155,821		Medtronic, Inc.	6,003,783	1.0
222,079		Merck & Co., Inc.	7,837,168	1.3
729,921		Pfizer, Inc.	15,036,372	2.4
302,764		UnitedHealth Group, Inc.	15,616,567	2.5
189,674		Other Securities	7,907,852	1.3
			67,422,362	10.9

		Industrials: 9.3%
1,296,343		General Electric Co.	24,449,029	3.9
147,794		Ingersoll-Rand PLC	6,711,326	1.1
187,035		Tyco International Ltd.	9,245,140	1.5
411,340		Other Securities	17,223,731	2.8
			57,629,226	9.3

		Information Technology: 11.0%
195,021		Amdocs Ltd.	5,926,688	1.0
478,035	@, L	Dell, Inc.	7,968,843	1.3
427,755	@	eBay, Inc.	13,803,654	2.2
258,828		Hewlett-Packard Co.	9,421,339	1.5
414,196		Microsoft Corp.	10,769,096	1.8
349,951		Western Union Co.	7,009,519	1.1
413,500	@	Yahoo!, Inc.	6,219,040	1.0
348,258		Other Securities	6,836,907	1.1
			67,955,086	11.0

		Materials: 1.3%
66,989		PPG Industries, Inc.	6,081,931	1.0
51,375		Other Securities	1,849,500	0.3
			7,931,431	1.3

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 2.8%
189,344		Verizon Communications, Inc.	$ 7,049,277	1.1
382,838		Vodafone Group PLC ADR	10,229,431	1.7
			17,278,708	2.8
		Utilities: 4.1%
342,415		American Electric Power Co., Inc.	12,902,197	2.1
115,156		FirstEnergy Corp.	5,084,137	0.8
147,574		Other Securities	7,238,343	1.2
			25,224,677	4.1

		Total Common Stock
		(Cost $494,553,308)	590,111,342	95.7

SHORT-TERM INVESTMENTS: 5.7%
		Securities Lending Collateralcc: 1.5%
7,638,027		BNY Mellon Overnight Government Fund(1)	7,638,027	1.2
1,680,468	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,344,375	0.3

		Total Securities Lending Collateral
		(Cost $9,318,495)	8,982,402	1.5

		Mutual Funds: 4.2%
25,931,334		Blackrock Liquidity Funds TempFund Portfolio — Class I
		(Cost $25,931,334)	25,931,334	4.2

		Total Short-Term Investments
		(Cost $35,249,829)	34,913,736	5.7

		Total Investments in Securities (Cost $529,803,137)*	$625,025,078	101.4
		Liabilities in Excess of Other Assets	(8,389,682)	(1.4)
		Net Assets	$616,635,396	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $532,745,233.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$106,509,973
Gross Unrealized Depreciation	(14,230,128)
Net Unrealized appreciation	$92,279,845

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$590,111,342	$—	$—	$590,111,342
Short-Term Investments	33,569,361	—	1,344,375	34,913,736
Total Investments, at value	$623,680,703	$—	$1,344,375	$625,025,078
Other Financial Instruments+
Forward Foreign Currency Contracts	—	5,879	—	5,879
Total Assets	$623,680,703	$5,879	$1,344,375	$625,030,957
Liabilities Table

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(355,521)	$—	$(355,521)
Total Liabilities	$—	$(355,521)	$—	$(355,521)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375
Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Pershing	British Pound	1,972,723	Sell	08/15/11	$3,148,091	$3,164,265	$(16,174)
Pershing	EU Euro	3,472,452	Sell	08/15/11	4,912,842	5,028,818	(115,976)
Pershing	EU Euro	1,159,480	Sell	08/15/11	1,642,085	1,679,164	(37,079)
Pershing	Japanese Yen	129,521,096	Sell	08/15/11	1,611,961	1,609,254	2,707
Pershing	EU Euro	3,459,036	Sell	08/15/11	4,906,608	5,009,389	(102,781)
Pershing	British Pound	985,992	Sell	08/15/11	1,577,696	1,581,540	(3,844)
Pershing	EU Euro	2,163,843	Sell	08/15/11	3,061,514	3,133,686	(72,172)
Pershing	Japanese Yen	130,483,453	Sell	08/15/11	1,624,383	1,621,211	3,172
Pershing	British Pound	988,268	Sell	08/15/11	1,577,696	1,585,191	(7,495)
							$(349,642)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,879
Total Asset Derivatives		$5,879
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$355,521
Total Liability Derivatives		$355,521

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$111,696
Total	$111,696

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(349,642)
Total	$(349,642)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	24.2%
Energy	18.7%
Consumer Discretionary	14.6%
Materials	8.8%
Health Care	6.4%
Telecommunication Services	5.1%
Industrials	4.6%
Information Technology	4.4%
Utilities	1.9%
Other Assets and Liabilities — Net*	11.3%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 88.7%
		Consumer Discretionary: 14.6%
696,383		Bharat Forge Ltd.	$ 4,802,389	1.0
1,294,577	@	Bwin.Party Digital Entertainment PLC	3,112,493	0.6
19,700		Fast Retailing Co., Ltd.	3,186,050	0.6
163,935		International Game Technology	2,881,977	0.6
140,355	@	Liberty Media Corp. —Capital Shares A	12,035,441	2.4
160,080		News Corp. — Class A	2,833,416	0.6
448,363		Pantaloon Retail India Ltd.	2,988,988	0.6
180,500		Universal Entertainment Corp.	6,032,589	1.2
232,730		Vail Resorts, Inc.	10,756,781	2.2
74,415	@	Visteon Corp.	5,090,730	1.0
280,195	#, @	Visteon Corp.	19,168,140	3.8
			72,888,994	14.6

		Energy: 18.7%
582,214	@	Approach Resources, Inc.	13,198,791	2.7
110,850		Canadian Natural Resources Ltd.	4,640,181	0.9
826,200		Chesapeake Energy Corp.	24,529,878	4.9
323,294		Eurasia Drilling Co., Ltd. GDR	9,537,173	1.9
67,320		Halliburton Co.	3,433,320	0.7
16,800	@	HRT Participacoes em Petroleo SA	15,124,144	3.0
138,720	@	Kinder Morgan Management, LLC	9,098,645	1.8
37,105		Peabody Energy Corp.	2,185,856	0.5

COMMON STOCK: (continued)
		Energy: (continued)
84,450		Pioneer Natural Resources Co.	$ 7,564,186	1.5
65,260		Whiting Petroleum Corp.	3,713,947	0.8
			93,026,121	18.7

		Financials: 24.2%
263,805		Annaly Capital Management, Inc.	4,759,042	0.9
806,340		Assured Guaranty Ltd.	13,151,405	2.6
1,137,638		Banco Bilbao Vizcaya Argentaria S.A.	13,354,571	2.7
751,795	@	CB Richard Ellis Group, Inc.	18,877,573	3.8
490,506	@	DB Realty Ltd.	777,013	0.2
1,571,000		Hang Lung Properties Ltd.	6,459,398	1.3
555,449		Lancashire Holdings Ltd.	5,825,554	1.2
2,773,360	@	Popular, Inc.	7,654,474	1.5
331,600		RenaissanceRe Holdings Ltd.	23,195,420	4.6
782,474	@, L	St Joe Co.	16,306,758	3.3
4,942,660		Synovus Financial Corp.	10,280,733	2.1
78,172		Other Securities	236,861	0.0
			120,878,802	24.2

		Health Care: 6.4%
55,750		Covidien PLC	2,967,573	0.6
101,585	@	Express Scripts, Inc.	5,483,558	1.1
539,170	@	Mylan Laboratories	13,301,324	2.7
188,420		Omnicare, Inc.	6,008,714	1.2
45,935		Perrigo Co.	4,036,308	0.8
			31,797,477	6.4

		Industrials: 4.6%
86,940		CSX Corp.	2,279,567	0.4
310,357	@	Fiat Industrial SpA	4,008,474	0.8
746,183	@, L	United Continental Holdings, Inc.	16,886,121	3.4
			23,174,162	4.6

		Information Technology: 4.4%
573,780		Dell, Inc.	9,564,913	1.9
372,370		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,695,586	0.9
213,220	@	Western Digital Corp.	7,756,943	1.6
			22,017,442	4.4

		Materials: 8.8%
761,020		Boise, Inc.	5,928,346	1.2
195,742		Domtar Corp.	18,540,682	3.7
287,700		JFE Holdings, Inc.	7,912,226	1.6
578,565	@	Jsw Steel Ltd.	11,460,324	2.3
			43,841,578	8.8

		Telecommunication Services: 5.1%
503,385		Freenet AG	6,974,304	1.4
13,111,951		Telecom Italia S.p.A.	18,238,709	3.7
			25,213,013	5.1

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 1.9%
1,398,265		NTPC Ltd.	$ 5,855,860	1.2
1,541,637		Power Grid Corp. of India Ltd.	3,783,663	0.7
			9,639,523	1.9
		Total Common Stock
		(Cost $430,730,390)	442,477,112	88.7

SHORT-TERM INVESTMENTS: 15.5%
		Securities Lending Collateralcc: 5.0%
23,332,264		BNY Mellon Overnight Government Fund(1)	23,332,264	4.7
1,618,796	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,295,037	0.3

		Total Securities Lending Collateral
		(Cost $24,951,060)	24,627,301	5.0

		Mutual Funds: 10.5%
52,396,018		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $52,396,018)	52,396,018	10.5

		Total Short-Term Investments
		(Cost $77,347,078)	77,023,319	15.5

		Total Investments in Securities (Cost $508,077,468)*	$519,500,431	104.2
		Liabilities in Excess of Other Assets	(20,861,401)	(4.2)
		Net Assets	$498,639,030	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $523,218,225.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$37,508,335
Gross Unrealized Depreciation	(41,226,129)
Net Unrealized depreciation	$(3,717,794)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$52,903,574	$19,985,420	$—	$72,888,994
Energy	93,026,121	—	—	93,026,121
Financials	94,462,266	26,416,536	—	120,878,802
Health Care	31,797,477	—	—	31,797,477
Industrials	19,165,688	4,008,474	—	23,174,162
Information Technology	22,017,442	—	—	22,017,442
Materials	24,469,028	19,372,550	—	43,841,578
Telecommunication Services	6,974,304	18,238,709	—	25,213,013
Utilities	—	9,639,523	—	9,639,523
Total Common Stock	344,815,900	97,661,212	—	442,477,112
Short-Term Investments	75,728,282	—	1,295,037	77,023,319
Total Investments, at value	$420,544,182	$97,661,212	$1,295,037	$519,500,431
Other Financial Instruments+
Forward Foreign Currency Contracts	—	102,551	—	102,551
Total Assets	$420,544,182	$97,763,763	$1,295,037	$519,602,982

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(12,978)	$—	$(12,978)
Total Liabilities	$—	$(12,978)	$—	$(12,978)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037
Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	British Pound	1,700,000	BUY	08/18/11	$2,729,010	$2,726,710	$(2,300)
HSBC	British Pound	1,380,000	BUY	07/07/11	2,216,666	2,214,640	(2,026)
HSBC	British Pound	170,000	BUY	07/07/11	272,078	272,818	740
JPMorgan Chase & Co.	British Pound	1,841,000	BUY	08/04/11	2,955,781	2,953,397	(2,384)
							$(5,970)

Credit Suisse First Boston	British Pound	1,700,000	SELL	08/18/11	$2,720,442	$2,726,710	$(6,268)
HSBC	British Pound	1,550,000	SELL	07/07/11	2,539,148	2,487,458	51,690
JPMorgan Chase & Co.	British Pound	1,841,000	SELL	08/04/11	3,003,518	2,953,397	50,121
							$95,543

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

Brazil	16.0%
China	14.7%
India	13.1%
South Korea	11.5%
South Africa	8.6%
Hong Kong	6.0%
Taiwan	6.0%
Russia	4.1%
Mexico	3.9%
United States	1.1%
Countries between 0.5%–3.2%ˆ	12.3%
Other Assets and Liabilities — Net*	2.7%
Net Assets	100.0%

*	Includes short-term investments.

ˆ	Includes 8 countries, which each represents 0.5%–3.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Belgium: 0.7%
168,000		Oriflame Cosmetics S.A.	$ 8,283,954	0.7

		Brazil: 16.0%
815,435		Cia de Bebidas das Americas ADR	27,504,623	2.4
614,040		Cielo SA	15,226,571	1.3
1,079,323		Itau Unibanco Holding S.A.	25,028,481	2.1
1,766,900	@	OGX Petroleo e Gas Participacoes S.A.	16,472,877	1.4
1,274,087		Petroleo Brasileiro SA ADR	39,088,989	3.4
1,705,281		Vale S.A. ADR	49,384,938	4.3
1,361,733		Other Securities	12,869,220	1.1
			185,575,699	16.0

		Chile: 1.5%
186,701	L	Banco Santander Chile S.A. ADR	17,514,421	1.5

		China: 14.7%
4,996,000		Anhui Conch Cement Co., Ltd.	23,510,834	2.0
10,775,537		China Merchants Bank Co., Ltd.	26,157,348	2.3
1,906,500		China Mobile Ltd.	17,749,105	1.5

COMMON STOCK: (continued)
		China: (continued)
14,030,000		CNOOC Ltd.	$ 33,045,998	2.8
139,411	@	New Oriental Education & Technology Group ADR	15,574,997	1.3
2,744,500		Ping An Insurance Group Co. of China Ltd.	28,465,070	2.5
2,602,000		Tsingtao Brewery Co., Ltd.	15,076,682	1.3
8,849,950		Other Securities	11,297,650	1.0
			170,877,684	14.7

		Egypt: 0.7%
179,738		Other Securities	8,135,966	0.7

		Hong Kong: 6.0%
4,248,800		AIA Group Ltd.	14,790,190	1.3
3,246,000		China Resources Enterprise	13,300,322	1.1
2,735,000		Hang Lung Properties Ltd.	11,245,355	1.0
211,200	@	Jardine Matheson Holdings Ltd.	12,110,208	1.0
9,204,000		Li & Fung Ltd.	18,395,937	1.6
			69,842,012	6.0

		Hungary: 1.2%
409,323		OTP Bank Nyrt	13,319,878	1.2

		India: 13.1%
503,406		ACC Ltd.	10,723,600	0.9
3,072,222		Bharti Airtel Ltd.	27,201,392	2.3
208,398		HDFC Bank Ltd. ADR	36,759,323	3.2
711,400		Housing Development Finance Corp.	11,277,584	1.0
491,984	L	Infosys Technologies Ltd. ADR	32,092,116	2.8
728,100		Jindal Steel & Power Ltd.	10,653,991	0.9
474,500		United Spirits Ltd.	10,428,818	0.9
2,180,020		Other Securities	12,225,048	1.1
			151,361,872	13.1

		Indonesia: 3.2%
2,697,500		Astra International Tbk PT	20,051,779	1.7
17,622,000		Bank Rakyat Indonesia	13,404,097	1.2
2,332,000		Other Securities	4,058,210	0.3
			37,514,086	3.2

		Italy: 1.5%
374,307	L	Tenaris S.A. ADR	17,117,059	1.5

		Malaysia: 0.5%
396,100		Other Securities	6,126,137	0.5

		Mexico: 3.9%
4,502,264		Grupo Financiero Banorte SA de CV	20,441,590	1.8
8,329,240		Wal-Mart de Mexico SA de CV	24,720,595	2.1
1		Other Securities	59	0.0
			45,162,244	3.9

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Russia: 4.1%
480,500		Magnit OAO GDR	$ 15,099,935	1.3
130,300	#	Magnit OJSC GDR	4,094,738	0.4
7,769,406		Sberbank of Russian Federation	27,838,349	2.4
			47,033,022	4.1

		South Africa: 8.6%
3,068,979		African Bank Investments Ltd.	15,629,527	1.3
711,728		Impala Platinum Holdings Ltd.	19,205,504	1.7
462,832		Massmart Holdings Ltd.	9,582,848	0.8
1,017,399		MTN Group Ltd.	21,674,535	1.9
321,300		Naspers Ltd.	18,145,154	1.6
5,290,892		Other Securities	15,517,258	1.3
			99,754,826	8.6

		South Korea: 11.5%
35,571	@	E-Mart Co. Ltd.	8,146,030	0.7
107,592		Hyundai Mobis	40,482,019	3.5
120,897		Hyundai Motor Co.	26,952,010	2.3
30,217		Posco	13,127,955	1.1
52,111		Samsung Electronics Co., Ltd.	40,502,200	3.5
12,563		Other Securities	3,994,885	0.4
			133,205,099	11.5

		Taiwan: 6.0%
2,679,200		Delta Electronics, Inc.	9,870,087	0.9
6,737,360		Hon Hai Precision Industry Co., Ltd.	23,195,343	2.0
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,258,368	0.5
2,370,362	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,890,265	2.6
			69,214,063	6.0

		Turkey: 3.0%
5,975,627		Turkiye Garanti Bankasi A/S	27,116,232	2.3
1,823,000		Other Securities	7,837,667	0.7
			34,953,899	3.0

		United States: 1.1%
313,361	@	NII Holdings, Inc.	13,280,239	1.1

		Total Common Stock (Cost $810,739,413)	1,128,272,160	97.3

SHORT-TERM INVESTMENTS: 8.2%
		Securities Lending Collateralcc: 8.2%
92,525,048		BNY Mellon Overnight Government Fund(1)	92,525,048	8.0
3,197,563	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,558,050	0.2

		Total Short-Term Investments (Cost $95,722,611)	$ 95,083,098	8.2
		Total Investments in Securities (Cost $906,462,024)*	$1,223,355,258	105.5
		Liabilities in Excess of Other Assets	(63,722,514)	(5.5)
		Net Assets	$1,159,632,744	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $926,945,250.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$317,187,825
Gross Unrealized Depreciation	(20,777,817)
Net Unrealized appreciation	$296,410,008

Industry	Percentage of Net Assets
Consumer Discretionary	12.4%
Consumer Staples	13.0
Energy	9.1
Financials	27.6
Industrials	3.5
Information Technology	13.6
Materials	11.2
Telecommunication Services	6.9
Short-Term Investments	8.2
Other Assets and Liabilities — Net	(5.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Belgium	$—	$8,283,954	$—	$8,283,954
Brazil	185,575,699	—	—	185,575,699
Chile	17,514,421	—	—	17,514,421
China	21,494,002	149,383,682	—	170,877,684
Egypt	—	8,135,966	—	8,135,966
Hong Kong	12,110,208	57,731,804	—	69,842,012
Hungary	—	13,319,878	—	13,319,878
India	68,851,462	82,510,410	—	151,361,872
Indonesia	—	37,514,086	—	37,514,086
Italy	17,117,059	—	—	17,117,059
Malaysia	6,126,137	—	—	6,126,137
Mexico	45,162,244	—	—	45,162,244
Russia	27,838,349	19,194,673	—	47,033,022
South Africa	2,308,179	97,446,647	—	99,754,826
South Korea	12,140,915	121,064,184	—	133,205,099
Taiwan	29,890,265	39,323,798	—	69,214,063
Turkey	—	34,953,899	—	34,953,899
United States	13,280,239	—	—	13,280,239
Total Common Stock	459,409,179	668,862,981	—	1,128,272,160
Short-Term Investments	92,525,048	—	2,558,050	95,083,098
Total Investments, at value	$551,934,227	$668,862,981	$2,558,050	$1,223,355,258

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050
Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Commercial Paper	55.7%
Corporate Bonds/Notes	15.3%
Certificates of Deposit	8.6%
Repurchase Agreement	4.4%
Mutual Funds	3.0%
U.S. Government Agency Obligations	3.0%
Other Assets and Liabilities — Net	10.0%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CERTIFICATES OF DEPOSIT: 8.6%
11,000,000	#	ANZ National Int’l Ltd/London, 0.374%, due 07/25/11	$ 11,000,000	0.8
9,000,000		BNP Paribas, 0.390%, due 12/02/11	9,003,255	0.7
12,500,000		Credit Suisse/New York NY, 0.560%, due 12/08/11	12,500,000	0.9
11,250,000		Deutsche Bank AG/New York NY, 0.780%, due 04/20/12	11,250,000	0.8
250,000		Rabobank Nederland NV, 0.270%, due 09/07/11	250,038	0.0
13,000,000		Rabobank Nederland NV, 0.340%, due 11/16/11	13,000,000	1.0
10,750,000		Societe Generale/New York NY, 0.560%, due 03/05/12	10,759,477	0.8
5,500,000		Svenska Handelsbanken AB, 0.240%, due 08/18/11	5,500,037	0.4
1,600,000		Toronto Dominion Bank, 0.170%, due 08/03/11	1,600,029	0.1
13,500,000		Toronto Dominion Bank, 0.210%, due 07/07/11	13,500,037	1.0
11,000,000		Toronto-Dominion Bank, 0.220%, due 07/15/11	11,000,000	0.8
16,700,000		Toronto-Dominion Bank, 0.220%, due 07/28/11	16,700,000	1.2
500,000		UBS AG, 0.240%, due 08/05/11	500,193	0.1

		Total Certificates of Deposit
		(Cost $116,563,066)	116,563,066	8.6

COMMERCIAL PAPER: 55.7%
27,000,000		Abbott Labs, 0.200%, due 07/19/11	$ 26,999,055	2.0
7,250,000		Abbott Labs, 0.200%, due 07/21/11	7,249,718	0.5
11,500,000		American Honda Finance Corp., 0.240%, due 09/29/11	11,493,963	0.9
700,000		ANZ National Bank Ltd., 0.220%, due 09/13/11	699,281	0.1
13,750,000	#	ASB Finance Ltd./London, 0.220%, due 09/12/11	13,752,161	1.0
1,250,812		Bank of America, 0.200%, due 07/25/11	1,250,662	0.1
11,900,000		Barclays Bank PLC, 0.150%, due 07/06/11	11,899,752	0.9
1,250,000		Barton Capital LLC, 0.250%, due 08/01/11	1,249,795	0.1
12,500,000		Barton Capital LLC, 0.250%, due 08/02/11	12,498,111	0.9
11,500,000		Barton Capital LLC, 0.200%, due 07/12/11	11,499,403	0.9
4,250,000		Barton Capital LLC, 0.200%, due 07/06/11	4,249,929	0.3
3,250,000		Barton Capital LLC, 0.200%, due 07/07/11	3,249,924	0.2
11,300,000		CAFCO LLC, 0.200%, due 07/08/11	11,299,253	0.8
15,500,000		CAFCO LLC, 0.200%, due 07/11/11	15,498,278	1.1
5,250,000		CAFCO LLC, 0.250%, due 08/11/11	5,247,788	0.4
2,793,000		CAFCO LLC, 0.270%, due 09/26/11	2,791,650	0.2
6,000,000		Cargill Financial Services Corp., 0.150%, due 07/06/11	5,999,908	0.4
19,850,000		Cargill Global Fund PLC, 0.130%, due 07/01/11	19,850,000	1.5
23,650,000		Cargill Global Fund PLC, 0.150%, due 07/05/11	23,649,749	1.7
5,900,000		Cargill Global Fund PLC, 0.150%, due 07/07/11	5,899,902	0.4
23,750,000		Caterpillar, 0.130%, due 07/01/11	23,750,000	1.8
950,000		Ciesco LLC, 0.200%, due 07/06/11	949,980	0.1
2,000,000		Ciesco LLC, 0.200%, due 07/11/11	1,999,917	0.1
19,750,000		Ciesco LLC, 0.250%, due 08/05/11	19,742,993	1.5
1,000,000		Ciesco LLC, 0.250%, due 07/26/11	999,910	0.1
7,000,000		Ciesco LLC, 0.250%, due 08/15/11	6,998,250	0.5
15,250,000		Ciesco LLC, 0.270%, due 09/15/11	15,243,883	1.1

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL PAPER: (continued)
17,168,000		Commercial Paper Direct, 0.200%, due 07/11/11	$17,166,891	1.3
14,100,000		Commonwealth Bank of Australia, 0.220%, due 09/21/11	14,093,898	1.0
12,200,000		Concentrate Manufacturing Co., 0.150%, due 07/11/11	12,199,593	0.9
11,250,000		Concord Minutemen Capital Co., 0.250%, due 08/15/11	11,240,859	0.8
7,250,000		Concord Minutemen Capital Co., 0.270%, due 09/23/11	7,241,880	0.5
29,250,000		Concord Minutemen Capital Co., 0.390%, due 02/13/12	29,139,338	2.2
10,250,000		Crown Point Capital Co., 0.250%, due 08/15/11	10,241,672	0.8
9,000,000		Crown Point Capital Co., 0.270%, due 09/23/11	8,989,920	0.7
3,000,000		Crown Point Capital Co., 0.330%, due 11/18/11	2,994,750	0.2
25,400,000		Crown Point Capital Co., 0.390%, due 02/13/12	25,303,903	1.9
800,000		Deutsche Bank AG/New York NY, 0.220%, due 09/01/11	799,724	0.1
47,500,000		JPMorgan Chase, 0.150%, due 07/05/11	47,499,763	3.5
5,750,000		Jupiter Securitization Company LLC, 0.180%, due 07/01/11	5,750,000	0.4
2,665,000		Jupiter Securitization Company LLC, 0.250%, due 07/18/11	2,664,824	0.2
1,000,000		Jupiter Securitization Company LLC, 0.250%, due 07/26/11	999,910	0.1
5,100,000		Jupiter Securitization Company LLC, 0.250%, due 08/01/11	5,098,726	0.4
7,400,000		Jupiter Securitization Company LLC, 0.200%, due 07/11/11	7,399,733	0.5
18,600,000		Jupiter Securitization Company LLC, 0.200%, due 07/12/11	18,599,261	1.4
5,500,000		Jupiter Securitization Company LLC, 0.270%, due 09/08/11	5,498,208	0.4
13,750,000		Lloyds TSB Bank PLC, 0.150%, due 07/05/11	13,749,710	1.0
26,500,000		Old Line Funding LLC, 0.250%, due 08/22/11	26,493,110	2.0
1,500,000		Old Line Funding LLC, 0.250%, due 08/09/11	1,499,708	0.1
2,500,000		Old Line Funding LLC, 0.200%, due 07/05/11	2,499,944	0.2

COMMERCIAL PAPER: (continued)
11,500,000		Old Line Funding LLC, 0.270%, due 09/15/11	$11,495,630	0.9
4,250,000		PepsiCo, Inc., 0.220%, due 08/29/11	4,249,373	0.3
13,950,000		Royal Bank of Canada, 0.200%, due 08/10/11	13,946,590	1.0
1,750,000		Thunder Bay Funding LLC, 0.250%, due 07/20/11	1,749,880	0.1
47,171,000		Thunder Bay Funding LLC, 0.250%, due 08/19/11	47,159,443	3.5
1,467,000		Thunder Bay Funding LLC, 0.270%, due 09/06/11	1,466,508	0.1
4,750,000		Variable Funding Capital, 0.250%, due 07/29/11	4,749,446	0.4
21,500,000		Variable Funding Capital, 0.250%, due 08/01/11	21,497,223	1.6
2,400,000		Variable Funding Capital, 0.250%, due 08/11/11	2,399,590	0.2
12,750,000		Variable Funding Capital, 0.250%, due 08/03/11	12,748,247	0.9
8,250,000		Wal-Mart Stores, Inc., 0.150%, due 07/06/11	8,249,931	0.6
22,750,000		Wal-Mart Stores, Inc., 0.200%, due 07/29/11	22,748,584	1.7
2,250,000	#	Westpac Banking Corp., 0.260%, due 10/28/11	2,250,172	0.2
4,250,000		Westpac Banking Corp., 0.200%, due 08/19/11	4,248,756	0.3
23,500,000		Windmill Funding Corp., 0.310%, due 10/21/11	23,477,335	1.7
10,250,000		Windmill Funding Corp., 0.310%, due 10/03/11	10,244,112	0.8
8,600,000		Windmill Funding Group, 0.250%, due 07/18/11	8,598,660	0.6
7,500,000		Windmill Funding Group, 0.200%, due 07/05/11	7,499,933	0.6

		Total Commercial Paper
		(Cost $751,957,953)	751,957,953	55.7

CORPORATE BONDS/NOTES: 15.3%
6,000,000	#	American Honda Finance Corp., 0.450%, due 12/09/11	6,002,712	0.4
10,000,000	#	American Honda Finance Corp., 0.890%, due 09/15/11	10,000,926	0.7
1,090,000	#	ANZ National Int’l Ltd., 0.930%, due 09/23/11	1,091,302	0.1
2,500,000		Australia & New Zealand Banking Group Ltd., 5.125%, due 11/14/11	2,543,970	0.2
4,210,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.000%, due 01/25/12	4,317,446	0.3
5,000,000		Credit Suisse First Boston USA, Inc., 0.690%, due 01/15/12	5,159,818	0.4

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
6,000,000		Credit Suisse First Boston USA, Inc., 1.560%, due 08/16/11	$6,037,051	0.4
3,500,000		Kreditanstalt fuer Wiederaufbau, 0.410%, due 10/14/11	3,528,019	0.3
4,000,000		Lloyds TSB Bank PLC, 0.009%, due 07/15/11	4,006,717	0.3
1,000,000	#	Rabobank Nederland NV, 0.240%, due 08/05/11	1,000,172	0.1
17,750,000	#	Rabobank Nederland NV, 0.330%, due 03/16/12	17,762,046	1.3
24,000,000	#	Royal Bank of Canada, 0.190%, due 03/30/12	24,000,000	1.8
9,500,000		Royal Bank of Canada, 0.460%, due 03/30/12	9,524,085	0.7
21,000,000		Societe Generale/New York NY, 0.200%, due 07/19/11	20,997,152	1.6
1,500,000	#	Svenska Handelsbanken AB, 0.150%, due 07/01/11	1,500,000	0.1
21,000,000	#	Svenska Handelsbanken AB, 0.570%, due 03/09/12	21,000,000	1.6
1,023,000		Total Capital SA, 4.125%, due 10/06/11	1,033,205	0.1
1,796,000		Toyota Motor Credit Corp., 0.012%, due 10/25/11	1,822,638	0.1
26,000,000		Toyota Motor Credit Corp., 0.190%, due 12/14/11	26,000,000	1.9
11,875,000		Wal-Mart Stores, Inc., 0.420%, due 06/01/12	12,413,424	0.9
26,500,000		Westpac Banking Corp., 0.250%, due 03/27/12	26,500,000	2.0

		Total Corporate Bonds/Notes
		(Cost $206,240,683)	206,240,683	15.3

MUTUAL FUNDS: 3.0%
41,000,000		Blackrock Liquidity Funds TempFund Portfolio — Class I	41,000,000	3.0

		Total Mutual Funds
		(Cost $41,000,000)	41,000,000	3.0

REPURCHASE AGREEMENT: 4.4%
$60,072,000		Morgan Stanley Repurchase Agreement dated 06/30/11, 0.010%, due 07/01/11, $60,072,017 to be received upon repurchase (Collateralized by $60,980,000 Federal Home Loan Mortgage Association, 3.50%, Market Value plus accrued interest $61,273,957 due 08/17/20)	$60,072,000	4.4

		Total Repurchase Agreement
		(Cost $60,072,000)	60,072,000	4.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.0%
40,000,000	Z	Fannie Mae Discount Notes, 0.080%, due 10/19/11	39,992,667	3.0

		Total U.S. Government Agency Obligations
		(Cost $39,992,667)	39,992,667	3.0

		Total Investments in Securities (Cost $1,215,826,369)*	$1,215,826,369	90.0
		Assets in Excess of Other Liabilities	135,064,153	10.0
		Net Assets	$1,350,890,522	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$206,240,683	$—	$206,240,683
Commercial Paper	—	751,957,953	—	751,957,953
Mutual Funds	41,000,000	—	—	41,000,000
Repurchase Agreement	—	60,072,000	—	60,072,000
U.S. Government Agency Obligations	—	39,992,667	—	39,992,667
Certificates of Deposit	—	116,563,066	—	116,563,066
Total Investments, at value	$41,000,000	$1,174,826,369	$—	$1,215,826,369

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Consumer Discretionary	33.3%
Industrials	16.2%
Information Technology	15.7%
Materials	13.5%
Energy	6.8%
Health Care	4.4%
Financials	4.1%
Consumer Staples	3.7%
Other Assets and Liabilities — Net*	2.3%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 33.3%
101,146	@	Amazon.com, Inc.	$ 20,683,346	2.6
3,050,647		Cie Financiere Richemont SA ADR	20,042,751	2.5
194,556		Coach, Inc.	12,437,965	1.6
2,140,000		Li & Fung Ltd.	4,277,195	0.5
229,907		McDonald’s Corp.	19,385,758	2.5
274,123		Nike, Inc.	24,665,588	3.1
43,206		O’Reilly Automotive, Inc.	2,830,425	0.4
53,827	@, L	Priceline.com, Inc.	27,555,656	3.5
66,217		Sotheby’s	2,880,440	0.4
523,221		Starbucks Corp.	20,661,997	2.6
240,635		Tiffany & Co.	18,894,660	2.4
737,395		Time Warner, Inc.	26,819,056	3.4
519,261		TJX Cos., Inc.	27,276,780	3.4
123,148		Wynn Resorts Ltd.	17,676,664	2.2
314,911		Yum! Brands, Inc.	17,395,684	2.2
			263,483,965	33.3

		Consumer Staples: 3.7%
139,838		Estee Lauder Cos., Inc.	14,709,559	1.9
69,490	@, L	Green Mountain Coffee Roasters, Inc.	6,202,677	0.8
122,490		Mead Johnson Nutrition Co.	8,274,200	1.0
			29,186,436	3.7

		Energy: 6.8%
119,530	@, L	Continental Resources, Inc.	7,758,692	1.0
92,870		EOG Resources, Inc.	9,709,559	1.2

COMMON STOCK: (continued)
		Energy: (continued)
324,243		Halliburton Co.	$ 16,536,393	2.1
189,036		Occidental Petroleum Corp.	19,667,305	2.5
			53,671,949	6.8

		Financials: 3.6%
202,627		PNC Financial Services Group, Inc.	12,078,596	1.5
656,777		US Bancorp.	16,754,381	2.1
			28,832,977	3.6

		Health Care: 4.4%
376,893	@	Agilent Technologies, Inc.	19,263,001	2.5
142,748		Biogen Idec, Inc.	15,262,616	1.9
			34,525,617	4.4

		Industrials: 16.2%
115,911		Cummins, Inc.	11,995,629	1.5
313,447		Danaher Corp.	16,609,557	2.1
351,830		Eaton Corp.	18,101,654	2.3
89,060		General Dynamics Corp.	6,636,751	0.8
12,795,000	@	Hutchison Port Holdings Trust	10,811,775	1.4
121,075		Precision Castparts Corp.	19,934,999	2.5
233,638	L	Rockwell Automation, Inc.	20,270,433	2.6
225,261		Union Pacific Corp.	23,517,248	3.0
			127,878,046	16.2

		Information Technology: 15.7%
123,056	@	Acme Packet, Inc.	8,629,917	1.1
92,222		Apple, Inc.	30,956,159	3.9
193,873	@	Baidu.com ADR	27,167,424	3.4
40,213	@	F5 Networks, Inc.	4,433,483	0.6
951,901		Oracle Corp.	31,327,061	4.0
67,244	@, L	Salesforce.com, Inc.	10,018,011	1.3
57,724		Visa, Inc.	4,863,824	0.6
183,643	@, L	Youku.com, Inc. ADR	6,308,137	0.8
			123,704,016	15.7

		Materials: 13.5%
771,375		Dow Chemical Co.	27,769,500	3.5
148,029		Freeport-McMoRan Copper & Gold, Inc.	7,830,734	1.0
241,193		Monsanto Co.	17,496,140	2.2
245,827		PPG Industries, Inc.	22,318,633	2.8
292,406		Praxair, Inc.	31,693,888	4.0
			107,108,895	13.5

		Total Common Stock
		(Cost $592,776,291)	768,391,901	97.2

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.5%
		Financials: 0.5%
131,480	L, P	Wells Fargo & Co.	$3,759,013	0.5

		Total Preferred Stock (Cost $2,516,649)	3,759,013	0.5

		Total Long-Term Investments (Cost $595,292,940)	772,150,914	97.7

SHORT-TERM INVESTMENTS: 14.2%
		Securities Lending Collateralcc: 6.5%
49,285,223		BNY Mellon Overnight Government Fund(1)	49,285,223	6.2
2,402,610	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,922,088	0.3

		Total Securities Lending Collateral (Cost $51,687,833)	51,207,311	6.5

		Mutual Funds: 7.7%
60,619,890		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $60,619,890)	60,619,890	7.7

		Total Short-Term Investments (Cost $112,307,723)	111,827,201	14.2

		Total Investments in Securities (Cost $707,600,663)*	$883,978,115	111.9

		Liabilities in Excess of Other Assets	(93,888,319)	(11.9)
		Net Assets	$790,089,796	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $707,737,583.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$183,828,448
Gross Unrealized Depreciation	(7,587,916)
Net Unrealized appreciation	$176,240,532

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$259,206,770	$4,277,195	$—	$263,483,965
Consumer Staples	29,186,436	—	—	29,186,436
Energy	53,671,949	—	—	53,671,949
Financials	28,832,977	—	—	28,832,977
Health Care	34,525,617	—	—	34,525,617
Industrials	127,878,046	—	—	127,878,046
Information Technology	123,704,016	—	—	123,704,016
Materials	107,108,895	—	—	107,108,895
Total Common Stock	764,114,706	4,277,195	—	768,391,901
Preferred Stock	3,759,013	—	—	3,759,013
Short-Term Investments	109,905,113	—	1,922,088	111,827,201
Total Investments, at value	$877,778,832	$4,277,195	$1,922,088	$883,978,115

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088
Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Common Stock	60.2%
U.S. Government Agency Obligations	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds/Notes	10.1%
Collateralized Mortgage Obligations	2.2%
Asset-Backed Securities	0.8%
Other Bonds	0.3%
Preferred Stock	0.2%
Municipal Bonds	0.1%
Other Assets and Liabilities — Net*	1.0%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 60.2%
	Consumer Discretionary: 5.8%
119,780	Johnson Controls, Inc.	$ 4,990,035	0.5
115,420	Omnicom Group	5,558,627	0.6
144,140	Target Corp.	6,761,608	0.7
139,430	Viacom — Class B	7,110,930	0.7
194,360	Walt Disney Co.	7,587,814	0.8
737,314	Other Securities	24,384,691	2.5
		56,393,705	5.8

	Consumer Staples: 7.7%
124,628	CVS Caremark Corp.	4,683,520	0.5
342,799	Diageo PLC	7,013,328	0.7
140,468	Nestle S.A.	8,741,119	0.9
110,230	PepsiCo, Inc.	7,763,499	0.8
251,310	Philip Morris International, Inc.	16,779,969	1.7
89,784	Procter & Gamble Co.	5,707,569	0.6
596,248	Other Securities	23,832,789	2.5
		74,521,793	7.7

	Energy: 7.5%
102,770	Apache Corp.	12,680,790	1.3
110,197	Chevron Corp.	11,332,659	1.2
214,534	ExxonMobil Corp.	17,458,777	1.8
64,720	Hess Corp.	4,838,467	0.5
69,120	Occidental Petroleum Corp.	7,191,245	0.7
333,162	Other Securities	19,360,261	2.0
		72,862,199	7.5

COMMON STOCK: (continued)
	Financials: 12.5%
102,640	ACE Ltd.	$ 6,755,765	0.7
96,300	AON Corp.	4,940,190	0.5
706,270	Bank of America Corp.	7,740,719	0.8
414,996	Bank of New York Mellon Corp.	10,632,198	1.1
98,660	Goldman Sachs Group, Inc.	13,130,659	1.3
488,720	JPMorgan Chase & Co.	20,008,197	2.1
268,520	Metlife, Inc.	11,779,972	1.2
143,890	Prudential Financial, Inc.	9,149,965	0.9
127,830	State Street Corp.	5,763,855	0.6
108,530	Travelers Cos., Inc.	6,335,982	0.7
338,700	Wells Fargo & Co.	9,503,922	1.0
391,135	Other Securities	15,560,341	1.6
		121,301,765	12.5

	Health Care: 6.9%
189,620	Abbott Laboratories	9,977,804	1.0
60,960	Becton Dickinson & Co.	5,252,923	0.5
200,710	Johnson & Johnson	13,351,229	1.4
152,120	Medtronic, Inc.	5,861,184	0.6
545,958	Pfizer, Inc.	11,246,735	1.2
409,548	Other Securities	21,092,501	2.2
		66,782,376	6.9

	Industrials: 8.1%
85,440	3M Co.	8,103,984	0.8
185,380	Danaher Corp.	9,823,286	1.0
119,960	Honeywell International, Inc.	7,148,417	0.7
197,700	Lockheed Martin Corp.	16,007,768	1.6
160,430	United Technologies Corp.	14,199,660	1.5
389,104	Other Securities	24,023,965	2.5
		79,307,080	8.1

	Information Technology: 5.2%
106,440	Accenture PLC	6,431,105	0.7
134,799	Hewlett-Packard Co.	4,906,683	0.5
59,940	International Business Machines Corp.	10,282,707	1.0
293,568	Oracle Corp.	9,661,323	1.0
638,372	Other Securities	19,265,064	2.0
		50,546,882	5.2

	Materials: 2.3%
66,740	Air Products & Chemicals, Inc.	6,379,009	0.7
75,250	PPG Industries, Inc.	6,831,947	0.7
139,900	Other Securities	9,205,060	0.9
		22,416,016	2.3

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Telecommunication Services: 2.2%
414,796	AT&T, Inc.	$ 13,028,742	1.3
2,652,986	Vodafone Group PLC	7,034,797	0.7
40,468	Other Securities	1,636,121	0.2
		21,699,660	2.2

	Utilities: 2.0%
546,646	Other Securities	19,854,208	2.0
	Total Common Stock
	(Cost $465,356,954)	585,685,684	60.2

PREFERRED STOCK: 0.2%
	Consumer Discretionary: 0.2%
31,600	Other Securities	1,540,184	0.2

	Utilities: 0.0%
9,570	Other Securities	535,920	0.0
	Total Preferred Stock
	(Cost $2,058,500)	2,076,104	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 1.2%
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	816,774	0.1
10,388,000		Other Securities	11,155,690	1.1
			11,972,464	1.2

		Consumer Staples: 0.2%
1,119,000	#	SABMiller PLC, 5.500%, 08/15/13	1,212,682	0.1
952,000		Other Securities	1,092,587	0.1
			2,305,269	0.2

		Energy: 1.1%
248,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 3.750%, 11/04/20	236,858	0.0
777,463	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	849,378	0.1
8,309,000		Other Securities	9,409,547	1.0
			10,495,783	1.1

		Financials: 4.8%
1,710,000	#	ABN Amro Bank NV, 2.043%, 01/30/14	1,746,811	0.2
750,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	787,824	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	562,680	0.1
558,000	#, L	BNP Paribas, 7.195%, 12/31/49	544,050	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	635,846	0.1

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	$322,360	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	661,239	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,065,162	0.1
1,125,000	#	BPCE S.A., 12.500%, 08/29/49	1,290,358	0.1
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,190,993	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	510,950	0.0
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	513,855	0.1
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	567,319	0.1
497,000	#, L	Nordea Bank AB, 5.424%, 12/29/49	479,605	0.0
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,997,434	0.2
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	386,076	0.0
1,500,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	1,621,353	0.2
1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, 10/31/17	1,231,647	0.1
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, 09/02/19	356,642	0.0
150,000	#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	152,036	0.0
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	430,000	0.0
27,902,000		Other Securities	29,831,019	3.1
			46,885,259	4.8

		Health Care: 0.5%
1,510,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,742,482	0.2
2,272,000		Other Securities	2,632,842	0.3
			4,375,324	0.5

		Industrials: 0.6%
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	972,442	0.1
1,754,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	1,906,091	0.2
2,465,000		Other Securities	2,747,977	0.3
			5,626,510	0.6

		Information Technology: 0.2%
1,504,000		Other Securities	1,531,256	0.2

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: 0.2%
1,860,000		Other Securities	$2,006,983	0.2

		Telecommunication Services: 0.5%
4,807,000		Other Securities	5,253,764	0.5

		Utilities: 0.8%
902,000	#	EDP Finance BV, 6.000%, 02/02/18	835,684	0.1
858,000	#	Enel Finance International S.A., 6.250%, 09/15/17	948,432	0.1
5,363,278		Other Securities	5,954,889	0.6
			7,739,005	0.8

		Total Corporate Bonds/Notes
		(Cost $92,033,403)	98,191,617	10.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
29,746	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	24,908	0.0
252,053	#	GG1C Funding Corp., 5.129%, 01/15/14	258,865	0.0
6,329,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%–6.067%, 09/12/37–06/15/49	6,697,906	0.7
4,853,799	#, ˆ	Morgan Stanley Capital I, 1.186%, 11/15/30	122,399	0.0
1,095,807	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	973,361	0.1
12,362,728		Other Securities	13,297,052	1.4

		Total Collateralized Mortgage Obligations
		(Cost $20,128,051)	21,374,491	2.2

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		Other Securities	1,094,103	0.1

		Total Municipal Bonds
		(Cost $936,089)	1,094,103	0.1

OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
1,800,000	#	Russian Foreign Bond — Eurobond, 3.625%, 04/29/15	1,854,000	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	648,484	0.1
102,000		Other Securities	125,103	0.0

		Total Other Bonds
		(Cost $2,504,805)	2,627,587	0.3

U.S. TREASURY OBLIGATIONS: 12.4%
		Treasury Inflation Indexed Protected Securities: 0.8%
7,662,410		1.250%, due 7/15/2020	$8,112,577	0.8

		U.S. Treasury Bonds: 5.0%
9,623,000		3.750%, due 11/15/2018	10,425,924	1.1
9,970,500		4.500%, due 8/15/2039	10,196,391	1.0
5,949,000	L	5.000%, due 5/15/2037	6,608,970	0.7
18,175,900		2.750%–9.875%, due 02/15/13–02/15/36	21,028,624	2.2
			48,259,909	5.0

		U.S. Treasury Notes: 6.6%
7,881,500		1.375%, due 2/15/2012	7,943,385	0.8
5,217,000		1.375%, due 10/15/2012	5,289,548	0.6
6,848,000		1.375%, due 1/15/2013	6,955,000	0.7
6,642,000		1.875%, due 4/30/2014	6,850,599	0.7
13,496,000		2.125%, due 5/31/2015	13,953,595	1.4
7,423,000		2.750%, due 10/31/2013	7,795,308	0.8
14,497,000		1.500%–5.125%, due 06/30/11–02/29/16	15,134,817	1.6
			63,922,252	6.6
		Total U.S. Treasury Obligations
		(Cost $117,834,399)	120,294,738	12.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.7%
		Federal Home Loan Mortgage Corporation: 4.0%##
36,759,097		3.808%–6.500%, due 04/01/16–01/01/41	39,122,742	4.0

		Federal National Mortgage Association: 6.7%##
60,021,894		3.154%–7.500%, due 09/01/11–04/01/41	65,208,090	6.7

		Government National Mortgage Association: 1.9%
17,355,457		4.000%–6.000%, due 09/15/32–01/20/41	18,669,616	1.9

		Other U.S. Agency Obligations: 0.1%
425,000		Other Securities	611,450	0.1

		Total U.S. Government Agency Obligations
		(Cost $115,828,099)	123,611,898	12.7

ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.1%
1,068,842	#	Bayview Financial Revolving Mortgage Loan Trust, 1.786%, 12/28/40	478,948	0.0
1,944,206		Other Securities	1,005,016	0.1
			1,483,964	0.1

		Other Asset-Backed Securities: 0.7%
1,134,757	#	Anthracite CDO I Ltd., 0.636%, 05/24/17	1,100,713	0.1
843,300	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	847,938	0.1

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,328,601	Other Securities	$ 4,650,524	0.5
		6,599,175	0.7

	Total Asset-Backed Securities
	(Cost $9,249,047)	8,083,139	0.8

	Total Long-Term Investments
	(Cost $825,929,347)	963,039,361	99.0

SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.8%
7,513,000	BNP Paribas, 0.030%, 07/01/11 (Cost $7,512,993)	7,512,993	0.8

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 0.9%
7,363,427		BNY Mellon Overnight Government Fund(1)	7,363,427	0.8
2,385,323	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,908,259	0.1

		Total Securities Lending Collateral (Cost $9,748,750)	9,271,686	0.9

		Total Short-Term Investments (Cost $17,261,743)	16,784,679	1.7

		Total Investments in Securities (Cost $843,191,090)*	$979,824,040	100.7
		Liabilities in Excess of Other Assets	(6,599,582)	(0.7)

		Net Assets	$973,224,458	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $867,838,185.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$148,666,604
Gross Unrealized Depreciation	(36,680,749)
Net Unrealized appreciation	$111,985,855

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$56,393,705	$—	$—	$56,393,705
Consumer Staples	53,208,351	21,313,442	—	74,521,793
Energy	72,862,199	—	—	72,862,199
Financials	121,301,765	—	—	121,301,765
Health Care	62,559,253	4,223,123	—	66,782,376
Industrials	79,307,080	—	—	79,307,080
Information Technology	50,546,882	—	—	50,546,882
Materials	22,416,016	—	—	22,416,016

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Telecommunication Services	$14,664,864	$7,034,796	$—	$21,699,660
Utilities	19,854,208	—	—	19,854,208
Total Common Stock	553,114,323	32,571,361	—	585,685,684
Preferred Stock	—	2,076,104	—	2,076,104
Corporate Bonds/Notes	—	98,191,617	—	98,191,617
Collateralized Mortgage Obligations	—	21,374,491	—	21,374,491
Municipal Bonds	—	1,094,103	—	1,094,103
Other Bonds	—	2,627,587	—	2,627,587
Short-Term Investments	7,363,427	7,512,993	1,908,259	16,784,679
U.S. Treasury Obligations	—	120,294,738	—	120,294,738
Asset-Backed Securities	—	5,655,540	2,427,599	8,083,139
U.S. Government Agency Obligations	—	123,611,898	—	123,611,898
Total Investments, at value	$560,477,750	$415,010,432	$4,335,858	$979,824,040

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Asset-Backed Securities	$2,453,862	$—	$(40,243)	$5,744	$—	$8,236	$—	$—	$2,427,599
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259
Total Investments, at value	$4,362,121	$—	$(40,243)	$5,744	$—	$8,236	$—	$—	$4,335,858

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $8,236.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Utilities	53.7%
Telecommunication Services	21.2%
Energy	15.0%
Consumer Discretionary	8.1%
Industrials	0.4%
Other Assets and Liabilities — Net*	1.6%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.8%
		Consumer Discretionary: 8.1%
706,990		Comcast Corp. — Special Class A	$17,130,368	2.9
103,036		Time Warner Cable, Inc.	8,040,929	1.4
548,460		Virgin Media, Inc.	16,415,408	2.8
107,166		Other Securities	5,715,397	1.0
			47,302,102	8.1

		Energy: 15.0%
958,416		El Paso Corp.	19,360,003	3.3
243,770		EQT Corp.	12,802,800	2.2
326,950		QEP Resources, Inc.	13,676,319	2.3
246,820		Spectra Energy Corp.	6,765,336	1.2
567,431		Williams Cos., Inc.	17,164,788	2.9
104,910		Williams Partners L.P.	5,684,024	1.0
295,750		Other Securities	12,198,174	2.1
			87,651,444	15.0

		Industrials: 0.4%
2,763,000		Other Securities	2,334,735	0.4

		Telecommunication Services: 20.2%
138,950		American Tower Corp.	7,271,254	1.2
327,260		Cellcom Israel Ltd.	9,071,647	1.6
151,719		CenturyTel, Inc.	6,133,999	1.0
303,900		Deutsche Telekom AG	4,742,126	0.8
360,576		Koninklijke KPN NV	5,244,609	0.9
319,205		Mobile Telesystems Finance SA ADR	6,071,279	1.0
223,970		NII Holdings, Inc.	9,491,849	1.6
85,070		SBA Communications Corp.	3,248,823	0.6
642,002	@	TDC A/S	5,859,076	1.0
410,700		Telecomunicacoes de Sao Paulo SA ADR	12,197,790	2.1
166,483		Telenet Group Holding NV	7,921,209	1.4

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
117,300		Tim Participacoes SA ADR	$5,772,333	1.0
1,855,034		Vodafone Group PLC	4,918,905	0.8
10,632,837		Other Securities	30,121,019	5.2
			118,065,918	20.2

		Utilities: 51.1%
1,093,160		AES Corp.	13,926,858	2.4
295,387		AES Tiete S.A.	4,807,503	0.8
8,198,259		Aguas Andinas SA	4,452,163	0.8
301,030		American Electric Power Co., Inc.	11,342,810	1.9
475,370		Calpine Corp.	7,667,718	1.3
449,830		CenterPoint Energy, Inc.	8,704,211	1.5
239,091		CEZ A/S	12,309,003	2.1
90,500		Cia Paranaense de Energia	2,420,447	0.4
104,070		Cia Paranaense de Energia ADR	2,826,541	0.5
832,600		CMS Energy Corp.	16,393,894	2.8
230,450		Constellation Energy Group, Inc.	8,747,882	1.5
243,300		Cia de Saneamento de Minas Gerais-COPASA	4,879,563	0.8
271,910		Edison International	10,536,513	1.8
238,020		Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,180,879	0.9
331,246		Enagas	8,020,895	1.4
2,854,970		Energias de Portugal S.A.	10,131,889	1.7
202,190		Enersis SA ADR	4,670,589	0.8
270,118		Fortum OYJ	7,832,189	1.3
1,356,683		International Power PLC	7,006,953	1.2
369,770		Light S.A.	6,972,948	1.2
831,474		National Grid PLC	8,185,223	1.4
260,200		NextEra Energy, Inc.	14,951,092	2.6
127,920		Northeast Utilities	4,498,946	0.8
266,884		NRG Energy, Inc.	6,560,009	1.1
139,290		OGE Energy Corp.	7,009,073	1.2
243,710		Pacific Gas & Electric Co.	10,243,131	1.8
228,610		PPL Corp.	6,362,216	1.1
438,940		Public Service Enterprise Group, Inc.	14,327,002	2.4
151,942		Red Electrica de Espana	9,165,965	1.6
281,281		Scottish & Southern Energy PLC	6,291,040	1.1
407,400		Tractebel Energia S.A.	7,103,037	1.2
1,944,462,388		Other Securities	44,722,114	7.7
			298,250,296	51.1

		Total Common Stock
		(Cost $443,801,187)	553,604,495	94.8

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 2.3%
	Utilities: 2.3%
234,540	Other Securities	$ 13,165,744	2.3

	Total Preferred Stock
	(Cost $12,414,522)	13,165,744	2.3

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 1.3%
	Telecommunication Services: 1.0%
1,441,000	SBA Communications Corp., 4.000%, 10/01/14	2,028,208	0.3
2,114,000	Virgin Media, Inc., 6.500%, 11/15/16	3,791,987	0.7
		5,820,195	1.0

	Utilities: 0.3%
1,675,000	Other Securities	1,758,750	0.3

	Total Corporate Bonds/Notes (Cost $5,916,371)	7,578,945	1.3

	Total Long-Term Investments (Cost $462,132,080)	574,349,184	98.4

SHORT-TERM INVESTMENTS: 2.0%
	Commercial Paper: 2.0%
11,476,000	HSBC, 0.100%, 07/01/11 (Cost $11,475,981)	$11,475,981	2.0

	Total Short-Term Investments
	(Cost $11,475,981)	11,475,981	2.0

	Total Investments in Securities (Cost $473,608,061)*	$585,825,165	100.4
	Liabilities in Excess of Other Assets	(2,053,539)	(0.4)

	Net Assets	$583,771,626	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $482,804,807.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$120,093,812
Gross Unrealized Depreciation	(17,073,454)
Net Unrealized appreciation	$103,020,358

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$45,812,839	$1,489,263	$—	$47,302,102
Energy	87,651,444	—	—	87,651,444
Industrials	2,334,735	—	—	2,334,735
Telecommunication Services	89,050,880	29,015,038	—	118,065,918
Utilities	221,139,732	77,110,564	—	298,250,296
Total Common Stock	445,989,630	107,614,865	—	553,604,495
Preferred Stock	2,610,905	10,554,839	—	13,165,744
Corporate Bonds/Notes	—	7,578,945	—	7,578,945
Short-Term Investments	—	11,475,981	—	11,475,981
Total Investments, at value	$448,600,535	$137,224,630	$—	$585,825,165
Other Financial Instruments+
Forward Foreign Currency Contracts	—	512,109	—	512,109
Total Assets	$448,600,535	$137,736,739	$—	$586,337,274
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,064,123)	$—	$(1,064,123)
Total Liabilities	$—	$(1,064,123)	$—	$(1,064,123)

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	103,249	Buy	07/12/11	$165,948	$165,685	$(263)
Citigroup, Inc.	EU Euro	89,431	Buy	07/12/11	127,989	129,644	1,655
Citigroup, Inc.	EU Euro	170,078	Buy	07/12/11	246,904	246,554	(350)
Credit Suisse First Boston	EU Euro	648,489	Buy	07/12/11	934,239	940,084	5,845
Credit Suisse First Boston	EU Euro	782,247	Buy	07/12/11	1,143,332	1,133,987	(9,345)
Credit Suisse First Boston	EU Euro	120,886	Buy	07/12/11	173,934	175,242	1,308
Credit Suisse First Boston	EU Euro	428,774	Buy	07/12/11	611,573	621,574	10,001
Credit Suisse First Boston	EU Euro	56,808	Buy	07/12/11	81,972	82,352	380
Credit Suisse First Boston	British Pound	177,787	Buy	07/12/11	290,233	285,297	(4,936)
Deutsche Bank AG	EU Euro	242,076	Buy	07/12/11	347,500	350,926	3,426
HSBC	EU Euro	117,395	Buy	07/12/11	167,951	170,182	2,231
HSBC	EU Euro	136,498	Buy	07/12/11	193,772	197,876	4,104
HSBC	EU Euro	97,135	Buy	07/12/11	138,640	140,812	2,172
HSBC	British Pound	101,165	Buy	07/12/11	164,483	162,341	(2,142)
HSBC	British Pound	256,787	Buy	07/12/11	416,842	412,068	(4,774)
Merrill Lynch	EU Euro	163,580	Buy	07/12/11	231,923	237,134	5,211
Morgan Stanley	EU Euro	275,249	Buy	07/12/11	392,505	399,016	6,511
Morgan Stanley	EU Euro	144,191	Buy	07/12/11	210,245	209,027	(1,218)
Morgan Stanley	EU Euro	38,676	Buy	07/12/11	55,912	56,067	155
							$19,971

Barclays Bank PLC	British Pound	8,214,354	Sell	07/12/11	$13,384,551	$13,181,648	$202,903
Barclays Bank PLC	EU Euro	61,935	Sell	07/12/11	87,811	89,785	(1,974)
Barclays Bank PLC	EU Euro	1,806	Sell	07/12/11	2,560	2,618	(58)
Barclays Bank PLC	British Pound	33,717	Sell	07/12/11	54,828	54,106	722
Barclays Bank PLC	British Pound	217,816	Sell	07/12/11	358,576	349,532	9,044
Barclays Bank PLC	Brazilian Real	1,503,000	Sell	08/02/11	936,799	955,406	(18,607)
Barclays Bank PLC	British Pound	8,445	Sell	07/12/11	13,488	13,551	(63)
Barclays Bank PLC	British Pound	115,837	Sell	07/12/11	184,938	185,884	(946)
Citigroup, Inc.	EU Euro	36,927	Sell	07/12/11	53,943	53,532	411
Citigroup, Inc.	EU Euro	91,169	Sell	07/12/11	132,350	132,163	187
Credit Suisse First Boston	EU Euro	561,273	Sell	07/12/11	808,592	813,651	(5,059)
Credit Suisse First Boston	EU Euro	275,184	Sell	07/12/11	396,278	398,921	(2,643)
Credit Suisse First Boston	EU Euro	463,746	Sell	07/12/11	674,518	672,271	2,247
Credit Suisse First Boston	EU Euro	223,777	Sell	07/12/11	330,418	324,399	6,019
Credit Suisse First Boston	EU Euro	58,115	Sell	07/12/11	85,809	84,246	1,563
Credit Suisse First Boston	Brazilian Real	3,009,000	Sell	11/04/11	1,858,555	1,874,264	(15,709)
Credit Suisse First Boston	EU Euro	33,036	Sell	07/12/11	46,510	47,890	(1,380)
Credit Suisse First Boston	EU Euro	380,580	Sell	07/12/11	543,080	551,709	(8,629)
Credit Suisse First Boston	Brazilian Real	3,122,438	Sell	08/02/11	1,945,444	1,984,827	(39,383)
Credit Suisse First Boston	British Pound	204,222	Sell	07/12/11	335,582	327,717	7,865
Credit Suisse First Boston	EU Euro	66,055	Sell	07/12/11	96,880	95,757	1,123
Credit Suisse First Boston	British Pound	109,037	Sell	07/12/11	176,950	174,973	1,977
Credit Suisse First Boston	EU Euro	168,067	Sell	07/12/11	239,720	243,640	(3,920)
Credit Suisse First Boston	EU Euro	514,286	Sell	07/12/11	737,820	745,536	(7,716)
Deutsche Bank AG	British Pound	8,214,354	Sell	07/12/11	13,389,520	13,181,647	207,873
Deutsche Bank AG	EU Euro	3,481,527	Sell	07/12/11	4,967,254	5,047,008	(79,754)
Deutsche Bank AG	Brazilian Real	3,900,000	Sell	11/04/11	2,407,407	2,429,254	(21,847)
Deutsche Bank AG	EU Euro	88,550	Sell	07/12/11	127,114	128,367	(1,253)
Deutsche Bank AG	British Pound	166,409	Sell	07/12/11	272,612	267,039	5,573
Deutsche Bank AG	Brazilian Real	5,823,000	Sell	09/02/11	3,608,925	3,676,091	(67,166)
Goldman Sachs & Co.	EU Euro	103,547	Sell	07/12/11	148,425	150,107	(1,682)

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Brazilian Real	1,370,000	Sell	08/02/11	$855,982	$870,862	$(14,880)
HSBC	British Pound	367,519	Sell	07/12/11	592,727	589,761	2,966
HSBC	British Pound	158,701	Sell	07/12/11	257,715	254,669	3,046
HSBC	EU Euro	186,122	Sell	07/12/11	273,095	269,812	3,283
HSBC	Brazilian Real	1,379,000	Sell	08/02/11	855,990	876,583	(20,593)
HSBC	Brazilian Real	3,868,747	Sell	11/07/11	2,336,906	2,408,220	(71,314)
HSBC	Brazilian Real	3,332,000	Sell	08/02/11	2,038,793	2,118,038	(79,245)
Merrill Lynch	EU Euro	71,708	Sell	07/12/11	101,668	103,952	(2,284)
Morgan Stanley	EU Euro	11,776	Sell	07/12/11	16,636	17,070	(434)
Morgan Stanley	EU Euro	183,888	Sell	07/12/11	262,225	266,575	(4,350)
Morgan Stanley	EU Euro	20,959	Sell	07/12/11	29,887	30,383	(496)
Morgan Stanley	British Pound	208,819	Sell	07/12/11	341,738	335,093	6,645
Morgan Stanley	Brazilian Real	2,211,000	Sell	08/02/11	1,371,248	1,405,457	(34,209)
Morgan Stanley	Brazilian Real	2,223,000	Sell	08/02/11	1,391,114	1,413,085	(21,971)
UBS AG	Brazilian Real	3,198,000	Sell	08/02/11	2,010,688	2,032,859	(22,171)
UBS AG	EU Euro	337,365	Sell	07/12/11	478,156	489,063	(10,907)
UBS AG	EU Euro	190,772	Sell	07/12/11	270,386	276,554	(6,168)
UBS AG	Brazilian Real	1,527,000	Sell	08/02/11	951,758	970,662	(18,904)
UBS AG	British Pound	146,134	Sell	07/12/11	239,848	234,503	5,345
UBS AG	EU Euro	26,048,145	Sell	09/15/11	37,529,647	37,689,292	(159,645)
JP Morgan Chase & Co.	British Pound	70,861	Sell	07/12/11	114,030	113,712	318
JP Morgan Chase & Co.	Brazilian Real	4,096,000	Sell	09/06/11	2,556,964	2,583,671	(26,707)
JP Morgan Chase & Co.	Brazilian Real	3,903,000	Sell	08/02/11	2,422,719	2,481,004	(58,285)
JP Morgan Chase & Co.	Brazilian Real	1,347,000	Sell	11/04/11	822,043	839,027	(16,984)
JP Morgan Chase & Co.	Brazilian Real	1,111,000	Sell	11/04/11	679,594	692,026	(12,432)
JP Morgan Chase & Co.	Brazilian Real	4,998,933	Sell	08/02/11	3,029,840	3,177,651	(147,811)
JP Morgan Chase & Co.	Brazilian Real	3,198,000	Sell	08/02/11	1,999,625	2,032,860	(33,235)
Merrill Lynch & Co., Inc.	EU Euro	7,840	Sell	07/12/11	11,084	11,365	(281)
							$(571,985)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$512,109
Total Asset Derivatives		$512,109
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,064,123
Total Liability Derivatives		$1,064,123

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(4,373,169)
Total	$(4,373,169)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(531,210)
Total	$(531,210)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL
FRANCHISE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United States	36.9%
United Kingdom	31.4%
Switzerland	10.6%
Ireland	5.2%
Sweden	4.4%
Finland	2.5%
Italy	2.4%
France	2.3%
China	1.3%
Japan	1.1%
Other Assets and Liabilities — Net*	1.9%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		China: 1.3%
6,012,000		Huabao International Holdings Ltd.	$5,469,879	$1.3

		Finland: 2.5%
166,882		Kone OYJ	10,484,155	2.5

		France: 2.3%
226,459		Legrand S.A.	9,532,275	2.3

		Ireland: 5.2%
360,316		Accenture PLC	21,770,293	5.2

		Italy: 2.4%
1,217,259		Davide Campari-Milano S.p.A.	9,995,732	2.4

		Japan: 1.1%
176,600		Kao Corp.	4,643,554	1.1

		Sweden: 4.4%
551,500		Swedish Match AB	18,517,305	4.4

		Switzerland: 10.6%
588,442		Nestle S.A.	36,617,887	8.7
132,563		Novartis AG	8,124,405	1.9
			44,742,292	10.6

COMMON STOCK: (continued)
		United Kingdom: 31.4%
485,606		Admiral Group PLC	$12,950,006	3.1
870,763		British American Tobacco PLC	38,184,475	9.1
213,710		Experian Group Ltd.	2,722,230	0.6
846,626		Imperial Tobacco Group PLC	28,186,385	6.7
536,059		Reckitt Benckiser PLC	29,607,758	7.0
640,343		Unilever PLC	20,661,405	4.9
			132,312,259	31.4

		United States: 36.9%
18,575		Brown-Forman Corp.	1,387,367	0.3
528,935		Dr. Pepper Snapple Group, Inc.	22,178,244	5.3
201,954	L	Herbalife Ltd.	11,640,629	2.8
353,783		Kellogg Co.	19,571,276	4.7
175,623		Mead Johnson Nutrition Co.	11,863,334	2.8
605,830		Microsoft Corp.	15,751,580	3.7
166,600	L	Moody’s Corp.	6,389,110	1.5
279,438		Philip Morris International, Inc.	18,658,075	4.4
305,115		Procter & Gamble Co.	19,396,160	4.6
313,109		Sara Lee Corp.	5,945,940	1.4
169,127		Scotts Miracle-Gro Co.	8,677,906	2.1
164,685		Visa, Inc.	13,876,358	3.3
			155,335,979	36.9

		Total Common Stock
		(Cost $330,362,989)	412,803,723	98.1

SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateralcc: 0.6%
2,475,269		BNY Mellon Overnight Government Fund(1)	2,475,269	0.6
727,587	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	582,069	0.1

		Total Short-Term Investments
		(Cost $3,202,856)	3,057,338	0.7

		Total Investments in Securities (Cost $333,565,845)*	$415,861,061	98.8
		Assets in Excess of Other Liabilities	5,020,129	1.2
		Net Assets	$420,881,190	100.0

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain

See Accompanying Notes to Financial Statements

ING MORGAN STANLEY GLOBAL
FRANCHISE PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $335,023,389.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,621,218
Gross Unrealized Depreciation	(2,014,596)
Net Unrealized appreciation	$81,606,622

Industry	Percentage of Net Assets
Consumer Staples	70.6%
Financials	4.6
Health Care	1.9
Industrials	5.4
Information Technology	12.2
Materials	3.4
Short-Term Investments	0.9
Other Assets and Liabilities — Net	1.0
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
China	$5,469,879	$—	$—	$5,469,879
Finland	—	10,484,155	—	10,484,155
France	—	9,532,275	—	9,532,275
Ireland	21,770,293	—	—	21,770,293
Italy	—	9,995,732	—	9,995,732
Japan	—	4,643,554	—	4,643,554
Sweden	—	18,517,305	—	18,517,305
Switzerland	—	44,742,292	—	44,742,292
United Kingdom	—	132,312,259	—	132,312,259
United States	155,335,979	—	—	155,335,979
Total Common Stock	182,576,151	230,227,572	—	412,803,723
Short-Term Investments	2,475,269	—	582,069	3,057,338
Total Investments, at value	$185,051,420	$230,227,572	$582,069	$415,861,061

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069
Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Corporate Bonds/Notes	35.3%
U.S. Government Agency Obligations	30.7%
Other Bonds	6.3%
Collateralized Mortgage Obligations	5.9%
Municipal Bonds	4.0%
U.S. Treasury Obligations	2.7%
Asset-Backed Securities	2.6%
Preferred Stock	1.2%
Purchased Options	0.0%
Other Assets and Liabilities — Net*	11.3%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 35.3%
		Consumer Discretionary: 0.7%
5,000,000	#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	$4,900,000	0.1
18,886,664		Other Securities	19,417,152	0.6
			24,317,152	0.7

		Consumer Staples: 1.3%
5,500,000	#, S	President and Fellows of Harvard College, 6.000%, 01/15/19	6,416,850	0.2
21,500,000	#, S	President and Fellows of Harvard College, 6.500%, 01/15/39	26,090,336	0.7
10,500,000		Other Securities	11,826,013	0.4
			44,333,199	1.3

		Energy: 2.8%
600,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	590,621	0.0
13,500,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	16,908,750	0.5
11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	12,607,557	0.4
1,000,000	#	Novatek Finance Ltd., 5.326%, 02/03/16	1,035,000	0.0

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,100,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	$1,166,000	0.0
21,100,000	S	Petrobras International Finance Co., 7.875%, 03/15/19	25,655,785	0.8
14,900,000	S	Petroleos Mexicanos, 8.000%, 05/03/19	18,446,200	0.5
17,587,262		Other Securities	18,820,876	0.6
			95,230,789	2.8

		Financials: 27.2%
14,000,000		Ally Financial, Inc., 8.300%, 02/12/15	15,680,000	0.4
9,100,000	#, L	Ally Financial, Inc., 6.250%, 12/01/17	9,073,446	0.3
25,680,000	Z	Ally Financial, Inc., 3.466%–7.500%, 02/01/12–09/15/20	25,428,583	0.7
20,500,000	L, S	American General Finance Corp., 0.497%–5.625%, 08/17/11–07/15/12	20,473,123	0.6
CAD 4,000,000		American International Group, Inc., 4.900%, 06/02/14	4,230,391	0.1
EUR 1,700,000		American International Group, Inc., 4.875%, 03/15/67	2,015,357	0.1
14,100,000		American International Group, Inc., 5.450%–8.250%, 05/18/17–12/15/20	14,860,585	0.4
4,800,000	#, S	ANZ National International Ltd., 6.200%, 07/19/13	5,233,469	0.2
5,000,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,044,020	0.1
7,000,000	#	Banco Santander Brazil SA/Cayman Islands, 2.347%, 03/18/14	7,041,146	0.2
23,500,000	S	Bank of America Corp., 6.500%, 08/01/16	26,237,021	0.8
1,200,000	#, L	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,215,227	0.0
2,300,000	#, S	Bank of Montreal, 2.850%, 06/09/15	2,385,206	0.1
2,500,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	2,459,705	0.1

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
2,900,000	#, S	Barclays Bank PLC, 6.050%, 12/04/17	$3,074,574	0.1
1,400,000	#	BBVA, 4.500%, 03/10/16	1,431,500	0.0
2,700,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,767,500	0.1
8,900,000		BNP Paribas, 1.146%, 01/10/14	8,840,824	0.3
11,990,000	#, S	BNP Paribas, 5.186%, 06/29/49	11,096,745	0.3
1,000,000	#	BPCE S.A., 2.375%, 10/04/13	1,016,803	0.0
900,000	#	CIT Group, Inc., 5.250%, 04/01/14	900,000	0.0
31,800,000	S	Citigroup Capital XXI, 8.300%, 12/21/57	32,595,000	0.9
18,300,000	S	Citigroup, Inc., 5.500%, 04/11/13	19,436,888	0.6
19,352,000		Citigroup, Inc., 0.370%–8.500%, 03/16/12–05/22/19	21,369,478	0.6
4,700,000	#, S	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,636,047	0.1
2,137,000	#, S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,734,734	0.1
4,200,000	#, S	Corp. Nacional del Cobre de Chile — CODELCO, 7.500%, 01/15/19	5,074,797	0.1
1,800,000	#	DAI-ICHI Mutual Life, 7.250%, 12/31/49	1,802,117	0.1
25,900,000	#, S	Dexia Credit Local, 0.652%, 03/05/13	25,839,368	0.7
1,900,000	S	Export-Import Bank of Korea, 5.125%, 06/29/20	1,932,250	0.1
19,200,000	S	Export-Import Bank of Korea, 5.875%, 01/14/15	21,150,125	0.6
EUR 9,700,000		General Electric Capital Corp., 5.500%, 09/15/67	13,222,541	0.4
7,500,000	S	General Electric Capital Corp., 5.875%–6.875%, 01/14/38–01/10/39	8,167,844	0.2
25,800,000	S	Goldman Sachs Group, Inc., 5.950%–6.750%, 09/01/17–10/01/37	27,210,605	0.8
EUR 9,500,000		International Lease Finance Corp., 1.795%, 08/15/11	13,800,283	0.4

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
2,300,000	#, S	International Lease Finance Corp., 6.750%, 09/01/16	$2,461,000	0.1
9,100,000	S	International Lease Finance Corp., 5.300%–5.400%, 02/15/12–05/01/12	9,263,250	0.2
4,800,000	#	Intesa Sanpaolo SpA, 2.658%, 02/24/14	4,791,893	0.1
EUR 4,300,000		JPMorgan Chase & Co., 1.776%, 09/26/13	6,181,454	0.2
14,000,000	S	JPMorgan Chase & Co., 7.900%, 04/29/49	15,088,430	0.4
26,000,000	S	JPMorgan Chase & Co., 0.996%–6.000%, 09/30/13–10/15/20	27,255,218	0.8
13,600,000	S	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	14,320,745	0.4
8,800,000	S	Merrill Lynch & Co., Inc., 6.875%, 04/25/18	9,749,837	0.3
22,500,000	#	Metlife, 1.146%, 04/04/14	22,566,960	0.7
EUR 12,000,000		Morgan Stanley, 1.785%, 05/02/14	16,976,647	0.5
13,200,000	S	Morgan Stanley, 0.450%–6.250%, 04/19/12–12/28/17	13,474,011	0.4
18,800,000	#	National Australia Bank Ltd., 0.966%, 04/11/14	18,795,018	0.6
4,000,000	#, S	National Australia Bank Ltd., 5.350%, 06/12/13	4,292,332	0.1
1,200,000	#, S	Pacific LifeCorp, 6.000%, 02/10/20	1,288,956	0.0
4,900,000	#, S	Pricoa Global Funding I, 0.373%, 01/30/12	4,886,226	0.1
2,000,000	#, S	Pricoa Global Funding I, 0.447%, 09/27/13	1,976,652	0.1
12,000,000	#	RCI Banque SA, 2.116%, 04/11/14	12,032,316	0.3
1,500,000	#, S	Resona Bank Ltd., 5.850%, 09/29/49	1,498,197	0.0
4,300,000	S	Royal Bank of Scotland, 3.950%, 09/21/15	4,324,347	0.1
3,900,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	3,529,500	0.1
6,500,000	#, S	Royal Bank of Scotland PLC, 2.625%, 05/11/12	6,624,143	0.2

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
900,000	#, S	Royal Bank of Scotland PLC, 4.875%, 08/25/14	$937,368	0.0
13,700,000		Royal Bank of Scotland PLC/The, 4.375%, 03/16/16	13,834,191	0.4
22,800,000	#, S	Santander US Debt S.A. Unipersonal, 1.046%, 03/30/12	22,806,886	0.7
GBP 3,200,000		SLM Corp., 4.875%, 12/17/12	5,111,135	0.1
22,400,000	S	SLM Corp., 8.000%, 03/25/20	24,091,245	0.7
5,800,000		SLM Corp., 5.000%–5.375%, 01/15/13–10/01/13	5,994,069	0.2
1,300,000	#	Societe Generale, 1.296%, 04/11/14	1,288,780	0.0
6,500,000	#, S	Societe Generale, 5.922%, 12/31/49	5,629,078	0.2
30,200,000	#	SSIF Nevada L.P., 0.981%, 04/14/14	30,225,006	0.9
3,100,000	#, S	State Bank of India/London, 4.500%, 07/27/15	3,184,593	0.1
2,200,000	#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,218,139	0.1
2,700,000	#, S	Temasek Financial I Ltd., 4.300%, 10/25/19	2,791,660	0.1
1,700,000	#, S	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	2,095,250	0.1
1,200,000	#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,227,000	0.0
13,115,000	S	Wachovia Corp., 0.613%–5.750%, 10/28/15–02/01/18	13,629,382	0.4
17,530,000		Wells Fargo & Co., 5.250%, 10/23/12	18,501,635	0.5
27,092,000	S	Wells Fargo & Co., 7.980%, 02/28/49	29,394,820	0.9
3,000,000	#, S	Westpac Banking Corp., 0.756%, 07/16/14	3,014,646	0.1
14,100,000	#, S	Westpac Banking Corp., 3.585%, 08/14/14	15,026,299	0.4
350,000	#, S	ZFS Finance USA Trust IV, 5.875%, 05/09/32	354,751	0.0
1,060,091,183		Other Securities(a)	174,225,316	5.0
			946,435,683	27.2

CORPORATE BONDS/NOTES: (continued)
		Health Care: 0.8%
12,700,000	S	Amgen, Inc., 6.150%, 06/01/18	$14,736,496	0.4
13,400,000		Other Securities	14,392,595	0.4
			29,129,091	0.8

		Industrials: 0.3%
1,100,000	#, L	Braskem Finance Ltd., 5.750%, 04/15/21	1,112,430	0.0
3,400,000	#, S	C8 Capital SPV Ltd., 6.640%, 12/31/49	2,550,000	0.1
600,000	#, L	Sydney Air, 5.125%, 02/22/21	604,133	0.0
5,075,000	#	Union Pacific Corp., 4.163%, 07/15/22	5,034,872	0.1
1,617,216		Other Securities(a)	1,777,144	0.1
			11,078,579	0.3

		Information Technology: 0.6%
12,400,000	S	Oracle Corp., 5.750%, 04/15/18	14,211,590	0.4
7,000,000		Other Securities	7,774,193	0.2
			21,985,783	0.6

		Materials: 0.2%
2,200,000	#, S	Sealed Air Corp., 5.625%, 07/15/13	2,313,560	0.1
5,000,000		Other Securities	5,351,999	0.1
			7,665,559	0.2

		Telecommunication Services: 1.0%
20,700,000	S	Cellco Partnership/ Verizon Wireless Capital LLC, 5.250%, 02/01/12	21,246,211	0.6
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	200,500	0.0
300,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	294,000	0.0
11,300,000		Other Securities	12,102,149	0.4
			33,842,860	1.0

		Utilities: 0.4%
3,700,000	#, S	EDF S.A., 5.500%, 01/26/14	4,068,198	0.1
1,300,000	#, S	EDF S.A., 6.500%, 01/26/19	1,521,822	0.1
3,700,000	#, S	Electricite de France SA, 6.950%, 01/26/39	4,342,249	0.1
4,300,000		Other Securities	4,407,500	0.1
			14,339,769	0.4

		Total Corporate Bonds/Notes (Cost $1,148,886,323)	1,228,358,464	35.3

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
2,535,832	#	Banc of America Large Loan, Inc., 1.937%, 11/15/15	$2,355,316	0.1
14,946,137	S	Citigroup Mortgage Loan Trust, Inc., 2.660%–5.500%, 09/25/35–10/25/35	13,915,609	0.4
2,944,568	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.526%, 06/25/35	2,669,525	0.1
24,470,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%–6.164%, 08/12/48–03/12/51	26,392,381	0.8
16,500,000	S	Morgan Stanley Capital I, 5.809%, 12/12/49	18,130,832	0.5
3,900,000	S	Morgan Stanley Capital I, 6.074%, 06/11/49	4,269,923	0.1
1,400,000	#, S	Morgan Stanley Reremic Trust, 5.992%, 08/12/45	1,534,135	0.0
57,478	#, S	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	57,711	0.0
5,000,000	#	RBSSP Resecuritization Trust, 0.444%, 02/26/37	4,093,985	0.1
24,089,666	S	SLM Student Loan Trust, 1.774%, 04/25/23	24,895,350	0.7
1,000,000	#, S	SLM Student Loan Trust, 2.837%, 12/16/19	1,023,453	0.0
3,853,616	S	SLM Student Loan Trust, 0.574%–0.954%, 07/25/13–10/25/17	3,847,901	0.1
3,415,398	#, S	Wachovia Bank Commercial Mortgage Trust, 0.277%, 09/15/21	3,295,228	0.1
155,876,092		Other Securities (b)	100,694,357	2.9
		Total Collateralized Mortgage Obligations (Cost $201,862,800)	207,175,706	5.9

MUNICIPAL BONDS: 4.0%
		Alaska: 0.2%
9,400,000		Other Securities	6,086,970	0.2

		California: 0.2%
21,000,000	S	Southern California Public Power Authority, 5.943%, 07/01/40	20,965,350	0.6

MUNICIPAL BONDS: (continued)
		California: (continued)
55,640,000		Other Securities	$49,923,066	1.4
			70,888,416	2.0

		Connecticut: 0.3%
8,700,000		Other Securities	9,262,368	0.3

		Illinois: 0.4%
13,670,000		Other Securities	14,317,369	0.4

		Nebraska: 0.1%
1,500,000		Other Securities	1,567,605	0.1

		Nevada: 0.1%
2,300,000		Other Securities	2,522,134	0.1

		New Jersey: 0.3%
11,045,000		Other Securities	11,512,589	0.3

		New York: 0.4%
12,670,000		Other Securities	13,277,475	0.4

		Pennsylvania: 0.2%
6,700,000		Other Securities	7,075,999	0.2

		Texas: 0.0%
1,300,000		Other Securities	1,334,242	0.0

		Washington: 0.0%
1,560,000		Other Securities	1,118,957	0.0

		Total Municipal Bonds (Cost $135,060,088)	138,964,124	4.0

OTHER BONDS: 6.3%
		Foreign Government Bonds: 6.3%
EUR 1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,559,282	0.0
BRL 2,773,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/12	1,756,133	0.1
BRL 56,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	32,763,646	0.9
CAD 1,000,000	#	Canada Housing Trust, 3.950%, 12/15/11	1,050,029	0.0
CAD 4,500,000	#	Canada Housing Trust No 1, 2.750%, 12/15/15	4,728,114	0.2
CAD 800,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	826,154	0.0
CAD 5,300,000	#	Canada Housing Trust No 1, 4.550%, 12/15/12	5,735,727	0.2

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

OTHER BONDS: (continued)
		Foreign Government Bonds: (continued)
CAD 4,100,000	#	Canada Housing Trust No 1, 4.800%, 06/15/12	$4,390,692	0.1
CAD 31,700,000		Canadian Government Bond, 1.750%–4.500%, 03/01/13–12/01/15	33,244,520	1.0
2,400,000	#, S	Export-Import Bank of China, 4.875%, 07/21/15	2,628,158	0.1
EUR 308,781		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	443,916	0.0
EUR 22,916,300		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	31,100,342	0.9
1,100,000	#, S	Korea Housing Finance Corp., 4.125%, 12/15/15	1,141,908	0.0
6,100,000		Province of Ontario Canada, 1.375%–1.875%, 01/27/14–09/15/15	6,132,217	0.2
CAD 28,500,000		Province of Ontario Canada, 4.200%–6.500%, 03/08/17–06/02/39	32,813,666	0.9
4,000,000	#, S	Societe Financement de l’Economie Francaise, 0.476%, 07/16/12	4,013,200	0.1
EUR 29,300,000		Spain Government Bond, 4.650%, 07/30/25	38,295,905	1.1
40,105,000		Other Securities	17,705,272	0.5

		Total Other Bonds (Cost $208,598,389)	220,328,881	6.3

ASSET-BACKED SECURITIES: 2.6%
		Automobile Asset-Backed Securities: 0.0%
226,287		Other Securities	226,403	0.0

		Home Equity Asset-Backed Securities: 0.2%
11,117,889		Other Securities	5,069,097	0.2

		Other Asset-Backed Securities: 2.4%
16,833,276	#	Pacifica CDO Ltd., 0.534%, 01/26/20	16,178,798	0.4
16,555,725	S	Small Business Administration, 5.160%, 02/01/28	17,787,853	0.5
14,773,601	S	Small Business Administration, 5.471%, 03/10/18	15,983,439	0.5

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
22,360,614	S	Small Business Administration, 5.290%–5.902%, 02/10/18–03/01/28	$24,671,803	0.7
12,095,815		Other Securities	9,427,594	0.3
			84,049,487	2.4

		Total Asset-Backed Securities (Cost $86,787,428)	89,344,987	2.6

U.S. TREASURY OBLIGATIONS: 2.7%
		Treasury Inflation Indexed Protected Securities: 1.2%
14,979,822	S	2.500%, due 1/15/2029	17,430,431	0.5
21,709,830		1.750%–3.875%, due 01/15/25– 04/15/29	24,742,790	0.7
			42,173,221	1.2

		U.S. Treasury Notes: 1.5%
51,600,000	L	0.750%, due 6/15/2014	51,547,626	1.5

		Total U.S. Treasury Obligations
		(Cost $93,641,214)	93,720,847	2.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.7%
		Federal Home Loan Mortgage Corporation: 3.6%##
38,000,000	W	5.500%, due 7/15/2034	41,051,894	1.2
45,529,273	S	0.537%–8.250%, due 03/15/17–10/25/44	49,492,252	1.4
29,000,000	W	4.500%, due 8/15/2039	29,874,524	0.9
2,645,648		Other Securities	2,696,384	0.1
			123,115,054	3.6
		Federal National Mortgage Association: 27.1%##
15,200,000	S	0.386%, due 10/27/2037	15,105,011	0.4
19,151,745		4.000%, due 5/1/2025	19,996,707	0.6
16,562,916		4.000%, due 3/1/2026	17,293,660	0.5
41,300,000		4.000%, due 6/1/2041	41,371,192	1.2
60,000,000	W	4.500%, due 7/1/2025	63,618,720	1.8
147,200,000	W	4.500%, due 7/15/2035	152,329,037	4.4
38,554,804	S	4.500%, due 9/1/2040	39,958,049	1.2
19,228,569		4.500%, due 4/1/2041	19,929,917	0.6
18,209,544		5.000%, due 6/1/2034	19,455,851	0.6
24,000,000	W	5.000%, due 7/1/2037	25,503,744	0.7

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
19,847,131	S	5.500%, due 2/1/2035	$21,603,062	0.6
13,113,396	S	5.500%, due 7/1/2036	14,273,575	0.4
55,000,000	W	6.000%, due 7/1/2037	60,422,670	1.7
404,425,351	S, W	0.686%–6.500%, due 12/01/13–10/01/44	430,892,815	12.4
1,000,000	W	6.000%, due 4/15/2038	1,098,438	0.0
			942,852,448	27.1

		Government National Mortgage Association: 0.0%
741,855		Other Securities	767,652	0.0

		Total U.S. Government Agency Obligations (Cost $1,050,947,072)	1,066,735,154	30.7

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 1.2%
		Financials: 1.2%
94,400	S	American International Group, Inc.	164,256	0.0
39,000	S	Wells Fargo & Co.	41,340,000	1.2

		Total Preferred Stock (Cost $31,246,538)	41,504,256	1.2

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
420	@	90-Day Eurodollar December Futures, Strike @ 96.750, Exp. 12/19/11	2,625	0.0
2,330	@	90-Day Eurodollar December Futures, Strike @ 96.500, Exp. 12/19/11	14,562	0.0
735	@	90-Day Eurodollar September Futures, Strike @ 96.750, Exp. 09/19/11	4,594	0.0
420	@	90-Day Eurodollar September Futures, Strike @ 97.000, Exp. 09/19/11	2,625	0.0

PURCHASED OPTIONS: (continued)
		Options on Exchange Traded Futures Contracts: (continued)
11,889	@	90-Day Eurodollar September Futures, Strike @ 93.000, Exp. 09/17/12	$74,306	0.0
1,260	@	90-Day Eurodollar September Futures, Strike @ 97.250, Exp. 09/19/11	7,875	0.0
			106,587	0.0

		Options on Interest Rate Swaptions: 0.0%
50,300,000	@	Put OTC Swaption, Strike @ 1.250%, Exp. 04/30/12 Counterparty: Royal Bank of Scotland Group PLC	267,237	0.0

		Total Purchased Options (Cost $336,472)	373,824	0.0

		Total Long-Term Investments (Cost $2,957,366,324)	3,086,506,243	88.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 24.0%
		U.S. Government Agency Obligations: 3.0%
41,600,000	Z	U.S. Government Agency Obligations, 0.080%, 12/07/11	41,585,315	1.2
8,300,000	Z	U.S. Government Agency Obligations, 0.020%, 09/14/11	8,299,651	0.2
29,250,000	Z	U.S. Government Agency Obligations, 0.020%, 09/07/11	29,248,889	0.9
3,200,000	Z	Federal Home Loan Bank Discount Notes, 0.020%, 09/21/11	3,199,853	0.1
15,300,000	Z	U.S. Government Agency Obligations, 0.020%, 09/07/11	15,299,418	0.4
2,900,000	Z	U.S. Government Agency Obligations, 0.020%, 09/09/11	2,899,887	0.1
3,600,000	Z	U.S. Government Agency Obligations, 0.020%, 09/12/11	3,599,853	0.1
			104,132,866	3.0

		Certificates of Deposit: 0.1%
3,100,000		Itaú Unibanco, 1.300%, 12/05/11 (Cost $3,080,609)	3,082,268	0.1

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Foreign Government Bonds: 18.9%
12,500,000	#, Z	Banco Santander Brazil SA/Cayman Islands, 1.200%, 07/13/11	$12,505,061	0.4
15,800,000		Industrial & Commercial Bank of China Ltd./New York, 0.550%, 07/11/11	15,801,539	0.5
12,800,000		Itaú Unibanco, 1.050%, 07/11/11	12,795,891	0.4
JPY 36,390,000,000		Japan Treasury Discount Bill, 0.110%, 07/25/11	451,987,879	13.0
JPY 440,000,000		Japan Treasury Discount Bill, 0.110%, 08/01/11	5,464,977	0.2
JPY 960,000,000	Z	Japan Treasury Discount Bill, 0.100%, 07/19/11	11,924,170	0.3
JPY 3,710,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/15/11	46,078,117	1.3
JPY 1,800,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/22/11	22,355,518	0.6
JPY 2,800,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/08/11	34,776,624	1.0
JPY 2,380,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/26/11	29,556,907	0.8
JPY 1,120,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/05/11	13,909,787	0.4
			657,156,470	18.9

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 2.0%
66,886,401		BNY Mellon Overnight Government Fund(1)	66,886,401	1.9
2,280,616	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,824,493	0.1

		Total Securities Lending Collateral (Cost $69,167,017)	68,710,894	2.0

		Total Short-Term Investments (Cost $833,471,521)	833,082,498	24.0

		Total Investments in Securities (Cost $3,790,837,845)*	$3,919,588,741	112.7
		Liabilities in Excess of Other Assets	(441,611,092)	(12.7)

		Net Assets	$3,477,977,649	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)	The grouping contains securities in default.

(b)	The grouping contains Interest only securities.

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	EU Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

RUB	Russian Ruble

SGD	Singapore Dollar

*	Cost for federal income tax purposes is $3,791,022,438.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$167,926,409
Gross Unrealized Depreciation	(39,360,106)
Net Unrealized appreciation	$128,566,303

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Preferred Stock	$41,340,000	$164,256	$—	$41,504,256
Purchased Options	106,587	267,237	—	373,824
Corporate Bonds/Notes	—	1,219,766,740	8,591,724	1,228,358,464
Collateralized Mortgage Obligations	—	207,175,706	—	207,175,706
Municipal Bonds	—	138,964,124	—	138,964,124
Other Bonds	—	216,315,681	4,013,200	220,328,881
Short-Term Investments	66,886,401	764,371,604	1,824,493	833,082,498
U.S. Treasury Obligations	—	93,720,847	—	93,720,847
U.S. Government Agency Obligations	—	1,066,735,154	—	1,066,735,154
Asset-Backed Securities	—	89,344,987	—	89,344,987
Total Investments, at value	$108,332,988	$3,796,826,336	$14,429,417	$3,919,588,741
Other Financial Instruments+
Futures	11,756,289	—	—	11,756,289
Swaps	—	17,909,374	—	17,909,374
Forward Foreign Currency Contracts	—	9,736,532	—	9,736,532
Total Assets	$120,089,277	$3,824,472,242	$14,429,417	$3,958,990,936
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(144,212,173)	$—	$(144,212,173)
Written Options	(224,585)	(7,088,298)	—	(7,312,883)
Futures	(1,438,017)	—	—	(1,438,017)
Swaps	—	(12,026,428)	—	(12,026,428)
Forward Foreign Currency Contracts	—	(14,651,204)	—	(14,651,204)
Total Liabilities	$(1,662,602)	$(177,978,103)	$—	$(179,640,705)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$8,591,724	$—	$8,591,724
Collateralized Mortgage Obligations	582,999	—	—	—	—	—	—	(582,999)	—
Other Bonds	—	—	—	—	—	—	4,013,200	—	4,013,200
Short-Term Investments	1,824,493	—	—	—	—	—	—	—	1,824,493
Total Investments, at value	$2,407,492	$—	$—	$—	$—	$—	$12,604,924	$(582,999)	$14,429,417

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	2,620,000	Buy	07/18/11	$3,737,954	$3,797,432	$59,478
Barclays Bank PLC	Singapore Dollar	900,000	Buy	09/09/11	703,909	732,788	28,879
Barclays Bank PLC	South African Rand	4,560,900	Buy	09/13/11	600,000	666,970	66,970
Barclays Bank PLC	Chinese Yuan	3,859,000	Buy	11/15/11	600,623	599,364	(1,259)
Barclays Bank PLC	Chinese Yuan	12,266,000	Buy	11/15/11	1,887,658	1,905,102	17,444
Barclays Bank PLC	Chinese Yuan	3,385,089	Buy	02/13/12	529,449	528,005	(1,444)
Barclays Bank PLC	Indonesian Rupiah	5,417,200,000	Buy	07/27/11	580,000	629,067	49,067
Barclays Bank PLC	Indonesian Rupiah	11,843,974,500	Buy	07/27/11	1,282,509	1,375,369	92,860
Barclays Bank PLC	Indian Rupee	202,730,000	Buy	08/12/11	4,320,759	4,498,240	177,481
Barclays Bank PLC	Mexican Peso	6,085,750	Buy	07/07/11	500,000	519,447	19,447
Barclays Bank PLC	Malaysian Ringgit	2,100,000	Buy	08/11/11	676,655	693,205	16,550
Barclays Bank PLC	Malaysian Ringgit	2,100,000	Buy	08/11/11	679,986	693,205	13,219
Barclays Bank PLC	Malaysian Ringgit	2,000,000	Buy	08/11/11	649,878	660,195	10,317
Barclays Bank PLC	Philippine Peso	19,300,000	Buy	11/15/11	435,077	440,222	5,145
Barclays Bank PLC	Philippine Peso	8,100,000	Buy	11/15/11	183,673	184,756	1,083
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	185,143	187,037	1,894
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	184,477	187,037	2,560
Barclays Bank PLC	Philippine Peso	6,345,000	Buy	11/15/11	141,693	144,726	3,033
Barclays Bank PLC	Russian Ruble	28,970,000	Buy	07/01/11	1,014,001	1,037,394	23,393
Barclays Bank PLC	Brazilian Real	37,538,940	Buy	09/02/11	23,327,703	23,698,534	370,831
Barclays Bank PLC	Indian Rupee	150,013,400	Buy	11/18/11	3,261,870	3,271,122	9,252
Barclays Bank PLC	Taiwan New Dollar	79,567,470	Buy	01/11/12	2,776,255	2,782,884	6,629
BNP Paribas Bank	EU Euro	2,500,000	Buy	07/18/11	3,574,606	3,623,504	48,898
Citigroup, Inc.	Indonesian Rupiah	3,335,500,000	Buy	07/27/11	350,000	387,332	37,332
Citigroup, Inc.	Indonesian Rupiah	2,196,500,000	Buy	07/27/11	230,000	255,066	25,066
Citigroup, Inc.	Indonesian Rupiah	13,311,000,000	Buy	07/27/11	1,457,941	1,545,727	87,786
Citigroup, Inc.	Malaysian Ringgit	3,750,000	Buy	08/11/11	1,211,984	1,237,866	25,882
Citigroup, Inc.	Malaysian Ringgit	2,100,000	Buy	08/11/11	680,934	693,205	12,271
Citigroup, Inc.	Malaysian Ringgit	3,100,000	Buy	08/11/11	1,005,286	1,023,303	18,017
Citigroup, Inc.	Malaysian Ringgit	3,100,000	Buy	08/11/11	1,007,573	1,023,303	15,730
Citigroup, Inc.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,926	(5,074)
Citigroup, Inc.	Philippine Peso	17,358,000	Buy	11/15/11	400,000	395,926	(4,074)
Citigroup, Inc.	Philippine Peso	21,750,000	Buy	11/15/11	500,000	496,105	(3,895)
Citigroup, Inc.	Philippine Peso	26,334,000	Buy	11/15/11	600,000	600,663	663
Citigroup, Inc.	Philippine Peso	26,730,000	Buy	11/15/11	600,000	609,696	9,696
Citigroup, Inc.	Philippine Peso	22,105,000	Buy	11/15/11	500,000	504,202	4,202
Citigroup, Inc.	Philippine Peso	16,000,000	Buy	11/15/11	360,929	364,950	4,021
Citigroup, Inc.	Indonesian Rupiah	12,143,100,000	Buy	07/27/11	1,306,131	1,410,105	103,974
Citigroup, Inc.	EU Euro	1,446,000	Buy	07/18/11	2,051,037	2,095,835	44,798
Citigroup, Inc.	EU Euro	2,000,000	Buy	07/18/11	2,861,796	2,898,804	37,008
Citigroup, Inc.	EU Euro	847,000	Buy	07/18/11	1,212,322	1,227,643	15,321
Citigroup, Inc.	Indonesian Rupiah	22,911,020,000	Buy	01/31/12	2,525,187	2,578,658	53,471
Citigroup, Inc.	Indian Rupee	299,000,000	Buy	08/12/11	6,606,275	6,634,311	28,036
Citigroup, Inc.	Japanese Yen	33,953,000	Buy	07/14/11	412,238	421,779	9,541
Citigroup, Inc.	Mexican Peso	428,888,564	Buy	07/07/11	35,324,183	36,607,598	1,283,415
Citigroup, Inc.	Mexican Peso	12,136,500	Buy	07/07/11	1,000,000	1,035,906	35,906
Citigroup, Inc.	Mexican Peso	1,360,000	Buy	07/07/11	110,655	116,083	5,428
Citigroup, Inc.	Philippine Peso	511,133,700	Buy	03/15/12	11,723,250	11,564,795	(158,455)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Singapore Dollar	600,000	Buy	09/09/11	$469,643	$488,525	$18,882
Citigroup, Inc.	Singapore Dollar	1,100,000	Buy	09/09/11	859,442	895,630	36,188
Citigroup, Inc.	South African Rand	696,300	Buy	07/28/11	100,000	102,551	2,551
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,763,344	56,235
Deutsche Bank AG	Indonesian Rupiah	13,469,000,000	Buy	10/31/11	1,452,183	1,539,116	86,933
Deutsche Bank AG	Mexican Peso	2,473,700	Buy	07/07/11	200,000	211,142	11,142
Deutsche Bank AG	Singapore Dollar	1,500,000	Buy	09/09/11	1,176,148	1,221,314	45,166
Deutsche Bank AG	Singapore Dollar	4,000,000	Buy	09/09/11	3,246,490	3,256,836	10,346
Deutsche Bank AG	Singapore Dollar	2,400,000	Buy	09/09/11	1,949,064	1,954,101	5,037
JPMorgan Chase & Co.	Philippine Peso	22,025,000	Buy	11/15/11	500,000	502,377	2,377
Goldman Sachs & Co.	South Korean Won	1,690,950,000	Buy	08/12/11	1,500,000	1,579,461	79,461
Goldman Sachs & Co.	Philippine Peso	26,352,000	Buy	11/15/11	600,000	601,074	1,074
Goldman Sachs & Co.	Singapore Dollar	3,000,000	Buy	09/09/11	2,436,667	2,442,627	5,960
HSBC	Indonesian Rupiah	5,801,100,000	Buy	07/27/11	610,000	673,647	63,647
HSBC	Indonesian Rupiah	5,679,000,000	Buy	07/27/11	600,000	659,468	59,468
HSBC	Indonesian Rupiah	5,394,000,000	Buy	07/27/11	580,000	626,373	46,373
HSBC	Indonesian Rupiah	2,940,900,000	Buy	07/27/11	316,634	341,509	24,875
HSBC	Indonesian Rupiah	12,493,100,000	Buy	07/27/11	1,347,110	1,450,749	103,639
HSBC	Mexican Peso	6,138,500	Buy	07/07/11	500,000	523,949	23,949
HSBC	Mexican Peso	3,663,150	Buy	07/07/11	300,000	312,667	12,667
HSBC	Mexican Peso	9,773,680	Buy	07/07/11	800,000	834,228	34,228
HSBC	Mexican Peso	8,592,500	Buy	07/07/11	700,000	733,409	33,409
HSBC	Mexican Peso	2,435,500	Buy	07/07/11	200,000	207,881	7,881
HSBC	Mexican Peso	7,321,500	Buy	07/07/11	600,000	624,923	24,923
HSBC	Mexican Peso	3,663,600	Buy	07/07/11	300,000	312,705	12,705
HSBC	Mexican Peso	2,452,200	Buy	07/07/11	200,000	209,306	9,306
HSBC	Mexican Peso	4,869,400	Buy	07/07/11	400,000	415,626	15,626
HSBC	Mexican Peso	7,283,700	Buy	07/07/11	600,000	621,697	21,697
HSBC	Mexican Peso	6,071,750	Buy	07/07/11	500,000	518,252	18,252
HSBC	Malaysian Ringgit	3,538,633	Buy	08/11/11	1,149,840	1,168,095	18,255
HSBC	Turkish Lira	15,179,203	Buy	07/27/11	9,543,067	9,304,550	(238,517)
HSBC	Turkish Lira	773,460	Buy	07/27/11	500,000	474,116	(25,884)
HSBC	Turkish Lira	617,540	Buy	07/27/11	400,000	378,540	(21,460)
HSBC	Turkish Lira	17,806,813	Buy	10/27/11	10,593,303	10,722,305	129,002
HSBC	South African Rand	696,650	Buy	07/28/11	100,000	102,603	2,603
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	11,097,551	(74,311)
HSBC	Japanese Yen	550,000,000	Buy	07/14/11	6,854,565	6,832,352	(22,213)
HSBC	Japanese Yen	2,799,762,000	Buy	07/25/11	34,954,642	34,781,829	(172,813)
HSBC	Mexican Peso	532,800,574	Buy	11/18/11	44,446,346	44,903,733	457,387
HSBC	South African Rand	77,610,529	Buy	10/28/11	11,030,020	11,273,911	243,891
JPMorgan Chase & Co.	Indonesian Rupiah	2,454,400,000	Buy	07/27/11	260,000	285,015	25,015
JPMorgan Chase & Co.	Chinese Yuan	9,480,000	Buy	11/15/11	1,475,946	1,472,393	(3,553)
JPMorgan Chase & Co.	Chinese Yuan	1,517,000	Buy	11/15/11	235,779	235,614	(165)
JPMorgan Chase & Co.	Indonesian Rupiah	6,946,000,000	Buy	07/27/11	756,727	806,597	49,870
JPMorgan Chase & Co.	Malaysian Ringgit	2,000,000	Buy	08/11/11	649,035	660,196	11,161
JPMorgan Chase & Co.	Philippine Peso	35,280,000	Buy	11/15/11	800,000	804,716	4,716
JPMorgan Chase & Co.	Philippine Peso	22,185,000	Buy	11/15/11	500,000	506,027	6,027

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Turkish Lira	773,800	Buy	07/27/11	$500,000	$474,324	$(25,676)
JPMorgan Chase & Co.	Turkish Lira	462,810	Buy	07/27/11	300,000	283,693	(16,307)
JPMorgan Chase & Co.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,926	(5,074)
Morgan Stanley	Brazilian Real	1,115,700	Buy	09/02/11	600,000	704,347	104,347
Morgan Stanley	South Korean Won	150,220,000	Buy	08/12/11	133,618	140,316	6,698
Morgan Stanley	Mexican Peso	2,444,300	Buy	07/07/11	200,000	208,632	8,632
Morgan Stanley	Mexican Peso	2,444,700	Buy	07/07/11	200,000	208,666	8,666
Morgan Stanley	Mexican Peso	3,676,500	Buy	07/07/11	300,000	313,806	13,806
Morgan Stanley	Mexican Peso	3,678,600	Buy	07/07/11	300,000	313,985	13,985
Morgan Stanley	Philippine Peso	73,510,000	Buy	03/15/12	1,688,139	1,663,221	(24,918)
Morgan Stanley	South African Rand	2,279,700	Buy	09/13/11	300,000	333,375	33,375
Morgan Stanley	South African Rand	1,394,600	Buy	07/28/11	204,122	205,397	1,275
Royal Bank of Scotland	Brazilian Real	60,564,480	Buy	08/02/11	37,575,679	38,498,770	923,091
Royal Bank of Scotland	Chinese Yuan	10,944,707	Buy	11/15/11	1,691,347	1,699,884	8,537
Royal Bank of Scotland	EU Euro	700,000	Buy	07/18/11	1,008,504	1,014,581	6,077
Royal Bank of Scotland	EU Euro	113,000	Buy	07/18/11	160,196	163,783	3,587
Royal Bank of Scotland	Indonesian Rupiah	2,268,000,000	Buy	07/27/11	240,000	263,369	23,369
Royal Bank of Scotland	Indonesian Rupiah	28,433,200,000	Buy	10/31/11	3,063,262	3,249,090	185,828
Royal Bank of Scotland	South Korean Won	188,000,000	Buy	08/12/11	168,383	175,604	7,221
Royal Bank of Scotland	Singapore Dollar	700,000	Buy	09/09/11	544,438	569,946	25,508
Royal Bank of Scotland	Singapore Dollar	1,400,000	Buy	09/09/11	1,099,592	1,139,893	40,301
Royal Bank of Scotland	Singapore Dollar	3,000,000	Buy	09/09/11	2,413,574	2,442,627	29,053
UBS AG	South African Rand	1,393,500	Buy	07/28/11	200,000	205,235	5,235
UBS AG	Japanese Yen	144,604,000	Buy	07/14/11	1,708,821	1,796,337	87,516
UBS AG	Mexican Peso	2,443,400	Buy	07/07/11	200,000	208,555	8,555
UBS AG	Mexican Peso	4,903,080	Buy	07/07/11	400,000	418,500	18,500
UBS AG	Singapore Dollar	2,000,000	Buy	09/09/11	1,628,300	1,628,418	118
UBS AG	South African Rand	1,520,000	Buy	09/13/11	200,000	222,279	22,279
JP Morgan Chase & Co.	Indonesian Rupiah	3,486,800,000	Buy	07/27/11	400,000	404,901	4,901
JP Morgan Chase & Co.	Indonesian Rupiah	5,227,200,000	Buy	07/27/11	600,000	607,003	7,003
BNP Paribas Bank	Japanese Yen	963,701,000	Buy	07/14/11	11,762,349	11,971,534	209,185
JP Morgan Chase & Co.	South Korean Won	37,061,725,800	Buy	08/12/11	33,749,238	34,618,135	868,897
JPMorgan Chase & Co.	Singapore Dollar	700,000	Buy	09/09/11	547,249	569,946	22,697
JPMorgan Chase & Co.	Singapore Dollar	300,000	Buy	09/09/11	234,212	244,263	10,051
JPMorgan Chase & Co.	Singapore Dollar	1,856,551	Buy	09/09/11	1,457,971	1,511,620	53,649
JP Morgan Chase & Co.	Singapore Dollar	3,061,934	Buy	09/09/11	2,487,617	2,493,053	5,436
JPMorgan Chase & Co.	South African Rand	80,141,349	Buy	07/28/11	11,714,859	11,803,212	88,353
							$6,754,557

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	451,907,000	Sell	07/14/11	$5,401,774	$5,613,795	$(212,021)
Barclays Bank PLC	EU Euro	26,093,000	Sell	07/18/11	37,927,558	37,819,237	108,321
Barclays Bank PLC	South African Rand	3,354,000	Sell	07/28/11	500,000	493,977	6,023
Barclays Bank PLC	EU Euro	3,365,000	Sell	07/18/11	4,760,183	4,877,237	(117,054)
Barclays Bank PLC	Brazilian Real	1,317,360	Sell	08/02/11	800,000	837,401	(37,401)
Barclays Bank PLC	Brazilian Real	1,480,320	Sell	08/02/11	900,000	940,989	(40,989)
Barclays Bank PLC	Brazilian Real	37,538,940	Sell	08/02/11	23,476,510	23,862,221	(385,711)
Citigroup, Inc.	Japanese Yen	29,030,000,000	Sell	07/25/11	350,783,917	360,643,696	(9,859,779)
Citigroup, Inc.	EU Euro	20,597,000	Sell	07/18/11	30,382,841	29,853,326	529,515
Citigroup, Inc.	Russian Ruble	28,970,000	Sell	07/01/11	1,053,646	1,037,394	16,252
Citigroup, Inc.	Danish Krone	94,773,000	Sell	08/08/11	18,813,047	18,408,157	404,890
Citigroup, Inc.	EU Euro	1,006,000	Sell	07/18/11	1,468,217	1,458,098	10,119
Citigroup, Inc.	Japanese Yen	10,800,000,000	Sell	07/25/11	134,584,135	134,169,890	414,245
Citigroup, Inc.	Brazilian Real	816,900	Sell	08/02/11	500,000	519,276	(19,276)
Citigroup, Inc.	Brazilian Real	979,680	Sell	08/02/11	600,000	622,749	(22,749)
Citigroup, Inc.	Brazilian Real	489,600	Sell	08/02/11	300,000	311,222	(11,222)
Citigroup, Inc.	Japanese Yen	1,120,000,000	Sell	09/06/11	13,776,900	13,917,546	(140,646)
Citigroup, Inc.	Japanese Yen	1,800,000,000	Sell	08/22/11	22,445,010	22,365,317	79,693
Citigroup, Inc.	EU Euro	12,754,000	Sell	07/18/11	18,291,073	18,485,669	(194,596)
Citigroup, Inc.	EU Euro	1,155,000	Sell	07/18/11	1,631,689	1,674,059	(42,370)
Citigroup, Inc.	Japanese Yen	2,380,000,000	Sell	09/26/11	29,630,467	29,578,830	51,637
Credit Suisse First Boston	EU Euro	57,339,000	Sell	07/18/11	82,697,173	83,107,242	(410,069)
Credit Suisse First Boston	South African Rand	2,014,770	Sell	07/28/11	300,000	296,735	3,265
Credit Suisse First Boston	Japanese Yen	960,000,000	Sell	07/19/11	11,882,144	11,925,855	(43,711)
Deutsche Bank AG	Japanese Yen	2,800,000,000	Sell	08/08/11	34,703,932	34,787,547	(83,615)
Deutsche Bank AG	EU Euro	138,000	Sell	07/18/11	201,088	200,017	1,071
Deutsche Bank AG	Canadian Dollar	9,600,000	Sell	09/19/11	9,744,956	9,933,190	(188,234)
HSBC	Turkish Lira	17,806,813	Sell	07/27/11	10,778,942	10,915,223	(136,281)
HSBC	Brazilian Real	5,500,000	Sell	08/02/11	3,460,208	3,496,163	(35,955)
HSBC	Brazilian Real	1,316,320	Sell	08/02/11	800,000	836,740	(36,740)
HSBC	Brazilian Real	1,315,520	Sell	08/02/11	800,000	836,231	(36,231)
HSBC	Mexican Peso	532,800,574	Sell	07/07/11	45,019,060	45,476,962	(457,902)
HSBC	South African Rand	77,610,529	Sell	07/28/11	11,180,657	11,430,473	(249,816)
HSBC	Indonesian Rupiah	100,937,774,500	Sell	07/27/11	11,675,856	11,721,298	(45,442)
Morgan Stanley	South African Rand	1,343,100	Sell	07/28/11	200,000	197,812	2,188
Morgan Stanley	Brazilian Real	3,162,250	Sell	08/02/11	1,967,552	2,010,134	(42,582)
Morgan Stanley	Brazilian Real	816,000	Sell	08/02/11	500,000	518,703	(18,703)
Morgan Stanley	Brazilian Real	652,960	Sell	08/02/11	400,000	415,064	(15,064)
Morgan Stanley	Brazilian Real	816,850	Sell	08/02/11	500,000	519,244	(19,244)
Royal Bank of Canada	EU Euro	1,024,000	Sell	07/18/11	1,516,288	1,484,187	32,101
Royal Bank of Canada	Canadian Dollar	9,600,000	Sell	09/19/11	9,734,798	9,933,190	(198,392)
Royal Bank of Scotland	EU Euro	995,000	Sell	07/18/11	1,441,144	1,442,155	(1,011)
Royal Bank of Scotland	Canadian Dollar	1,020,000	Sell	09/19/11	1,046,691	1,055,402	(8,711)
UBS AG	Brazilian Real	2,074,900	Sell	08/02/11	1,287,558	1,318,943	(31,385)
UBS AG	Brazilian Real	816,850	Sell	08/02/11	500,000	519,244	(19,244)
UBS AG	Brazilian Real	1,143,590	Sell	08/02/11	700,000	726,941	(26,941)
UBS AG	Brazilian Real	326,440	Sell	08/02/11	200,000	207,507	(7,507)
UBS AG	British Pound	13,417,000	Sell	09/13/11	22,030,888	21,513,325	517,563
JP Morgan Chase & Co.	Japanese Yen	3,710,000,000	Sell	08/18/11	45,875,530	46,096,290	(220,760)
JP Morgan Chase & Co.	Japanese Yen	820,000,000	Sell	08/01/11	10,012,210	10,187,350	(175,140)
JP Morgan Chase & Co.	Japanese Yen	440,000,000	Sell	08/01/11	5,356,708	5,466,383	(109,675)
BNP Paribas	Canadian Dollar	7,803,000	Sell	09/19/11	7,929,878	8,073,821	(143,943)
							$(11,669,229)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	95	06/18/12	$33,735,208	$61,113
3-Month Euro Euribor	95	09/17/12	33,707,655	76,359
3-Month Euro Euribor	95	12/17/12	33,669,770	83,181
3-Month Euro Euribor	95	03/18/13	33,638,773	84,631
90-Day Eurodollar	1,412	09/19/11	351,782,150	83,846
90-Day Eurodollar	1,647	12/19/11	410,020,650	656,135
90-Day Eurodollar	5,020	03/19/12	1,248,913,250	4,516,367
90-Day Eurodollar	6,889	06/18/12	1,711,658,163	6,005,059
90-Day Eurodollar	2,690	09/17/12	666,985,500	57,241
90-Day Eurodollar	826	12/17/12	204,290,450	(196,566)
90-Day Eurodollar	89	12/17/12	22,011,925	(27,890)
90-Day Eurodollar	1,445	03/18/13	356,481,500	(391,831)
90-Day Eurodollar	373	06/17/13	91,771,988	(234,079)
90-Day Eurodollar	317	09/16/13	77,787,838	(148,804)
90-Day Eurodollar	166	12/16/13	40,622,275	(76,326)
90-Day Eurodollar	275	03/17/14	67,120,625	(146,650)
90-Day Eurodollar	53	06/16/14	12,901,525	(25,396)
Euro-Bobl 5-Year	267	09/08/11	45,138,867	(84,336)
Euro-Bund	39	09/08/11	7,096,668	(37,031)
U.S. Treasury 2-Year Note	274	09/30/11	60,100,190	132,357
			$5,509,434,970	$10,387,380

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	52	09/21/11	$6,361,063	$(69,108)
			$6,361,063	$(69,108)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD 5,000,000	$4,562	$—	$4,562
Morgan Stanley	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD 2,200,000	32,931	—	32,931
						$37,493	$—	$37,493

Credit Default Swaps on Credit Indices — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD 1,400,000	$140,926	$96,468	$44,458
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 5,200,000	587,268	476,702	110,566
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 200,000	22,587	18,847	3,740
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 1,800,000	203,285	185,140	18,145
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 19,800,000	2,236,136	1,889,166	346,970
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	11,293	9,385	1,908
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 100,000	11,293	9,598	1,695
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 12,900,000	1,456,877	1,215,276	241,601
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 3,100,000	350,102	292,631	57,471
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 5,800,000	705,261	661,853	43,408
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 2,500,000	303,992	297,093	6,899
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 5,900,000	717,420	638,739	78,681
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 1,600,000	194,555	178,612	15,943

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 1,400,000	$170,236	$155,687	$14,549
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD 900,000	109,437	107,077	2,360
Barclays Bank PLC	CDX.EM.15 Index	Sell	5.000	06/20/16	USD 1,900,000	248,874	242,133	6,741
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD 1,400,000	183,381	179,705	3,676
Barclays Bank PLC	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD 5,600,000	90,725	(20,761)	111,486
BNP Paribas Bank	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD 12,400,000	200,894	257,493	(56,599)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD 5,777,640	17,962	—	17,962
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD 2,989,946	26,695	—	26,695
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD 3,761,546	28,554	—	28,554
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD 94,400,000	352,339	248,412	103,927
Credit Suisse First Boston	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD 34,400,000	128,395	159,572	(31,177)
Deutsche Bank AG	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD 5,600,000	20,901	26,170	(5,269)
Morgan Stanley	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD 3,600,000	13,437	17,035	(3,598)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD 19,868,677	210,608	—	210,608
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD 13,117,185	128,802	—	128,802
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 2,218,347	24,304	—	24,304
						$8,896,539	$7,342,033	$1,554,506

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	0.418	USD 2,200,000	$16,469	$—	$16,469
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.816	USD 1,500,000	10,064	(19,310)	29,374
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	0.816	USD 1,500,000	10,064	(19,810)	29,874
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	0.385	USD 35,800,000	(233,187)	(339,358)	106,171
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD 500,000	1,193	(5,467)	6,660
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD 1,000,000	1,471	(13,116)	14,587
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.043	USD 22,200,000	(43,390)	(137,484)	94,094
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.077	USD 9,100,000	(33,222)	(25,277)	(7,945)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD 500,000	1,193	(5,106)	6,299
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD 3,000,000	7,158	(63,420)	70,578
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD 5,700,000	13,600	(47,894)	61,494
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD 1,800,000	2,647	(15,084)	17,731
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD 500,000	735	(3,982)	4,717
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD 2,000,000	4,773	(40,132)	44,905
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.525	USD 5,700,000	9,719	—	9,719
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.789	USD 1,800,000	173,220	—	173,220
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.789	USD 4,500,000	391,528	—	391,528
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.789	USD 7,600,000	600,471	—	600,471
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.789	USD 6,200,000	520,369	—	520,369
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.789	USD 3,600,000	359,727	—	359,727
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.848	USD 7,000,000	566,288	—	566,288
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.789	USD 4,200,000	355,608	—	355,608
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.789	USD 3,900,000	380,108	—	380,108
Citigroup, Inc.	Government of France O.A.T.	Sell	0.250	06/20/16	0.774	USD 33,700,000	(842,424)	(827,117)	(15,307)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD 2,300,000	$(51,196)	$(84,740)	$33,544
Goldman Sachs & Co.	Government of France O.A.T.	Sell	0.250	12/20/15	0.700	USD 500,000	(9,753)	(8,481)	(1,272)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD 500,000	(11,129)	(15,672)	4,543
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	0.700	USD 1,000,000	(19,505)	(17,172)	(2,333)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD 500,000	(11,130)	(15,458)	4,328
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.656	USD 2,200,000	(48,970)	(80,979)	32,009
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	0.739	USD 5,000,000	(83,581)	(110,443)	26,862
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.685	USD 2,000,000	23,023	17,071	5,952
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	1.437	USD 2,300,000	(44,880)	(43,601)	(1,279)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	1.176	USD 13,500,000	(85,607)	(591,973)	506,366
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.783	USD 1,000,000	9,893	10,999	(1,106)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	06/20/16	0.813	USD 4,400,000	39,310	46,848	(7,538)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.813	USD 4,300,000	38,416	44,757	(6,341)
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.685	USD 1,300,000	15,893	16,403	(510)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.685	USD 4,000,000	48,903	51,978	(3,075)
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.144	USD 600,000	(3,532)	(11,608)	8,076
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	1.688	USD 1,100,000	(34,840)	(20,650)	(14,190)
Royal Bank of Scotland Group PLC	Republic of Italy	Sell	1.000	03/20/16	1.661	USD 13,900,000	(404,324)	(491,953)	87,629
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.973	USD 700,000	886	491	395
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.973	USD 1,100,000	1,392	514	878
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	1.457	USD 2,600,000	(25,222)	—	(25,222)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD 300,000	(6,472)	(7,969)	1,497
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD 300,000	(6,472)	(8,353)	1,881
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD 400,000	(8,629)	(10,796)	2,167
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	03/20/16	2.571	USD 900,000	(60,021)	(55,887)	(4,134)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	06/20/16	2.589	USD 1,000,000	(70,412)	(57,498)	(12,914)
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	0.590	USD 23,100,000	454,252	457,316	(3,064)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.478	USD 16,300,000	331,711	114,035	217,676
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.534	USD 2,800,000	56,781	55,621	1,160
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.534	USD 1,000,000	20,279	20,061	218
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.590	USD 1,400,000	27,531	23,997	3,534
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.885	USD 2,000,000	8,362	(32,695)	41,057
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.885	USD 2,000,000	8,362	(33,365)	41,727
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.943	USD 1,000,000	2,345	(12,693)	15,038
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	1.042	USD 9,100,000	(18,225)	—	(18,225)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.885	USD 1,000,000	4,181	(16,682)	20,863
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	1.012	USD 6,800,000	(3,825)	(46,464)	42,639
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	1.042	USD 9,400,000	(18,826)	21,863	(40,689)
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.449	EUR 13,700,000	(158,475)	(167,019)	8,544
							$2,180,676	$(2,622,754)	$4,803,430

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL 2,700,000	$6,889	$—	$6,889
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL 13,700,000	39,848	17,369	22,479
Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/13	BRL 134,600,000	977,437	50,362	927,075
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL 33,000,000	207,367	4,019	203,348
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL 7,100,000	42,732	2,706	40,026
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL 78,300,000	285,178	10,609	274,569
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL 11,900,000	46,104	(9,072)	55,176
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL 14,700,000	196,268	73,398	122,870
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL 6,300,000	67,014	7,436	59,578
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL 6,100,000	56,141	6,377	49,764
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL 2,400,000	6,489	—	6,489
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL 17,500,000	33,993	(7,307)	41,300

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL 40,900,000	$148,963	$32,161	$116,802
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL 18,000,000	178,555	45,846	132,709
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL 1,600,000	18,415	6,466	11,949
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL 12,500,000	408,650	(13,065)	421,715
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL 1,100,000	9,552	823	8,729
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL 5,900,000	27,623	5,012	22,611
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL 5,200,000	57,323	16,106	41,217
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL 15,900,000	(59,709)	(67)	(59,642)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL 6,700,000	25,733	—	25,733
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL 7,900,000	49,768	9,903	39,865
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL 9,600,000	61,638	16,633	45,005 )
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR 94,700,000	196,802	1,573,391	(1,376,589)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR 4,000,000	82,417	4,828	77,589
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR 23,500,000	48,836	(256,129)	304,965
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: HSBC Bank USA	09/21/21	EUR 11,800,000	24,523	161,771	(137,248)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR 10,400,000	$214,286	$50,102	$164,184
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR 10,000,000	20,781	(75,442)	96,223
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN 23,500,000	215,502	—	215,502
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA	01/28/15	MXN 32,400,000	119,660	10,089	109,571
Receive a fixed rate equal to 6.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley	03/05/13	MXN 12,700,000	9,892	(416)	10,308
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Barclays Bank PLC	06/15/41	USD 12,100,000	(395,766)	100,996	(496,762)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD 34,700,000	(1,134,967)	849,489	(1,984,456)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Citigroup, Inc.	12/21/41	USD 7,300,000	217,873	89,225	128,648
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Citigroup, Inc.	06/15/21	USD 14,000,000	(307,836)	(25,737)	(282,099)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/21/41	USD 4,400,000	131,321	(17,595)	148,916
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Deutsche Bank AG	06/15/21	USD 10,600,000	(233,075)	169,874	(402,949)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs & Co.	06/15/41	USD 3,900,000	(127,561)	101,064	(228,625)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: HSBC Bank USA	06/15/41	USD 15,000,000	(490,620)	250,667	(741,287)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: HSBC Bank USA	06/15/21	USD 9,800,000	(215,486)	(40,225)	(175,261)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley	12/21/41	USD 7,500,000	223,841	101,628	122,213
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Morgan Stanley	06/15/21	USD 3,600,000	(79,158)	5,093	(84,251)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Morgan Stanley	06/15/41	USD 71,800,000	(2,348,434)	1,188,341	(3,536,775)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Royal Bank of Scotland Group PLC	06/15/41	USD 48,700,000	(1,592,879)	1,209,701	(2,802,580)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: UBS Warburg LLC	06/15/41	USD 79,300,000	$(2,593,743)	$1,154,751	$(3,748,494)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: UBS Warburg LLC	06/15/21	USD 5,000,000	(109,942)	(2,113)	(107,829)
			$(5,231,762)	$6,879,068	$(12,110,830)

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on June 30, 2011:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount	Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD 7,800,000	$66,000	$(20,896)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD 7,600,000	66,880	(21,200)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD 7,300,000	94,170	(22,446)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD 2,800,000	21,000	(9,941)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD 7,400,000	72,520	(30,170)
						$320,570	$(104,653)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
90-Day Eurodollar March Futures Put Option CME	USD 99.00	03/19/12	479	$381,500	$(65,862)
90-Day Eurodollar September Futures Put Option CME	USD 99.38	09/19/11	486	308,061	(36,450)
U.S. Treasury 10-Year Note August Futures Put Option CBOT	USD 121.00	07/22/11	66	21,846	(26,812)
U.S. Treasury 10-Year Note August Futures Put Option CBOT	USD 125.00	07/22/11	66	30,468	(6,187)
U.S. Treasury 5-Year Note August Futures Put Option CBOT	USD 118.00	07/22/11	204	52,175	(43,032)
U.S. Treasury 5-Year Note August Futures Put Option CBOT	USD 120.00	07/22/11	172	56,618	(38,968)
U.S. Treasury 5-Year Note September Futures Put Option CBOT	USD 121.50	08/26/11	49	11,298	(7,274)
				$861,966	$(224,585)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	CDX.NA.IG.15 Index	Pay	1.200%	09/21/11	USD 1,000,000	$5,000	$(515)
							$5,000	$(515)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on U.S. Government Agency Obligations
9,000,000	Credit Suisse First Boston	Call OTC Fannie Mae 4.500% August	104.53	USD	08/04/11	$22,500	$(9,185)
9,000,000	Credit Suisse First Boston	Put OTC Fannie Mae 4.500% August	102.53	USD	08/04/11	28,125	(30,648)
Total Written OTC Options						$50,625	$(39,833)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD- LIBOR-BBA	Pay	3.000	06/18/12	USD 58,300,000	$527,833	$(213,007)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	2.250	09/24/12	USD 9,600,000	65,400	(48,792)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	3.000	06/18/12	USD 50,900,000	554,017	(185,970)
Put OTC Swaption	Citigroup, Inc.	3-month USD- LIBOR-BBA	Pay	3.250	07/16/12	USD 31,600,000	781,257	(428,586)
Put OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Pay	2.500	08/24/11	USD 39,300,000	156,217	(85,022)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	2.750	06/18/12	USD 68,600,000	712,109	(327,057)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	3.000	06/18/12	USD 36,400,000	396,105	(132,992)
Put OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Pay	3.750	08/24/11	USD 3,700,000	18,500	(11,000)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	2.250	09/24/12	USD 60,600,000	371,934	(307,999)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	3.750	10/11/11	USD 17,800,000	201,140	(148,527)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	4.250	10/11/11	USD 57,200,000	292,064	(114,840)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	10.000	07/10/12	USD 19,400,000	116,885	(260)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	1.750	11/19/12	USD 62,700,000	236,692	(181,185)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	2.000	04/30/12	USD 100,600,000	201,200	(56,154)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	2.250	09/24/12	USD 196,200,000	1,543,054	(997,184)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	2.750	06/18/12	USD 51,200,000	501,760	(244,101)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	3.000	06/18/12	USD 94,100,000	805,256	(343,807)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD- LIBOR-BBA	Pay	3.250	07/16/12	USD 10,500,000	263,655	(142,410)
Call OTC Swaption	Credit Suisse First Boston	3-month USD- LIBOR-BBA	Receive	1.800	08/24/11	USD 39,300,000	78,600	(65,187)
Call OTC Swaption	Deutsche Bank AG	3-month USD- LIBOR-BBA	Receive	3.000	08/24/11	USD 3,700,000	22,570	(13,321)
Call OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Receive	3.000	10/11/11	USD 75,000,000	414,884	(470,634)
Total Written Swaptions							$8,261,132	$(4,518,035)

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Written Forward Volatility Options Open on June 30, 2011:

Description	Counterparty	Exercise Price(4)	Expiration Date	Notional Amount	Premiums Received	Fair Value
Swaption Straddle-OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14)(1)	Morgan Stanley	0.000	10/11/12	USD 76,200,000	$846,892	$(1,235,031)
Swaption Straddle-OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14)(2)	Morgan Stanley	0.000	11/14/12	USD 62,700,000	681,956	(1,027,780)
Swaption Straddle-OTC 1-Year vs. 1-Year Forward Swap Rate (10/15/12-10/15/13)(3)	Goldman Sachs & Co.	0.000	10/11/12	USD 25,100,000	132,533	(162,451)
					$1,661,381	$(2,425,262)

(1)	The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2)	The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3)	The observation date ends October 11, 2011on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(4) Exercise price determined on the observation date, based upon implied volatility parameters.

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at June 30, 2011:

Principal Amount	Description	Fair Value
$(3,000,000)	Fannie Mae	$(3,238,125)
(8,000,000)	Fannie Mae	(8,651,248)
(41,000,000)	Fannie Mae	(41,012,792)
(16,000,000)	Fannie Mae	(16,295,008)
(72,000,000)	Fannie Mae	(75,015,000)
	Total Sales Commitments Cost $(144,671,250)	$(144,212,173)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$373,824
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,736,532
Credit contracts	Upfront payments paid on swap agreements
Credit contracts	Unrealized appreciation on swap agreements	6,600,617
Interest rate contracts	Upfront payments paid on swap agreements	7,326,236
Interest rate contracts	Unrealized appreciation on swap agreements	4,054,017
Interest rate contracts	Net Assets- Unrealized appreciation**	11,756,289
Total Asset Derivatives		$39,847,515
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$14,651,204
Credit contracts	Upfront payments received on swap agreements	3,483,947
Credit contracts	Unrealized depreciation on swap agreements	205,188
Interest rate contracts	Upfront payments received on swap agreements	447,168
Interest rate contracts	Unrealized depreciation on swap agreements	16,164,847
Interest rate contracts	Net Assets- Unrealized depreciation**	1,438,017
Credit contracts	Written options, at fair value	515
Interest rate contracts	Written options, at fair value	7,312,368
Total Liability Derivatives		$43,703,254

* Includes purchased options.

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN
BOND PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	7,020,531	$10,576	$7,031,107
Foreign exchange contracts	—	12,385,015	—	—	10,250	12,395,265
Interest rate contracts	(134,512)	—	625,813	(5,205,548)	1,168,071	(3,546,176)
Total	$(134,512)	$12,385,015	$625,813	$1,814,983	$1,188,897	$15,880,196

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(2,069,856)	$(1,950)	$(2,071,806)
Foreign exchange contracts	—	(12,250,827)	—	—	—	(12,250,827)
Interest rate contracts	44,812	—	13,588,335	(12,929,987)	8,804,397	9,507,557
Total	$44,812	$(12,250,827)	$13,588,335	$(14,999,843)	$8,802,447	$(4,815,076)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	28.4%
Industrials	13.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	8.2%
Utilities	6.7%
Consumer Staples	6.2%
Materials	5.0%
Telecommunication Services	2.8%
Other Assets and Liabilities — Net*	1.3%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 9.1%
520,000		CBS Corp. — Class B	$14,814,800	1.6
230,800		Kohl’s Corp.	11,542,308	1.2
733,700		Staples, Inc.	11,592,460	1.2
567,990		Toll Brothers, Inc.	11,780,113	1.3
160,600		Whirlpool Corp.	13,059,992	1.4
362,150		Wyndham Worldwide Corp.	12,186,347	1.3
185,780		Other Securities	10,683,392	1.1
			85,659,412	9.1

		Consumer Staples: 6.2%
297,800	L	Campbell Soup Co.	10,288,990	1.1
635,605		Constellation Brands, Inc.	13,233,296	1.4
130,025		JM Smucker Co.	9,939,111	1.1
941,610		Other Securities	24,678,187	2.6
			58,139,584	6.2

		Energy: 8.2%
191,400		Ensco International PLC ADR	10,201,620	1.1
173,400		Murphy Oil Corp.	11,385,444	1.2
404,455		Nabors Industries Ltd.	9,965,771	1.1
152,400		Noble Energy, Inc.	13,659,612	1.5
882,659		Other Securities	31,822,790	3.3
			77,035,237	8.2

		Financials: 28.4%
403,200		Allstate Corp.	12,309,696	1.3
530,300		BioMed Realty Trust, Inc.	10,202,972	1.1
223,000		Capital One Financial Corp.	11,522,410	1.2

COMMON STOCK: (continued)
		Financials: (continued)
318,200	@	CIT Group, Inc.	$14,083,532	1.5
377,645	L	Comerica, Inc.	13,055,188	1.4
391,800		Discover Financial Services	10,480,650	1.1
417,740	L	Hartford Financial Services Group, Inc.	11,015,804	1.2
1,386,781		Keycorp	11,551,886	1.2
551,400		Kimco Realty Corp.	10,278,096	1.1
462,300		Lincoln National Corp.	13,170,927	1.4
365,736	L	Moody’s Corp.	14,025,976	1.5
231,925		Northern Trust Corp.	10,659,273	1.1
202,255		PNC Financial Services Group, Inc.	12,056,420	1.3
3,712,310		Popular, Inc.	10,245,975	1.1
406,500		SunTrust Bank	10,487,700	1.1
577,860	L	TD Ameritrade Holding Corp.	11,274,048	1.2
679,117		UnumProvident Corp.	17,303,901	1.8
2,512,718		Other Securities	64,296,189	6.8
			268,020,643	28.4

		Health Care: 10.0%
173,400		Baxter International, Inc.	10,350,246	1.1
301,700		Cigna Corp.	15,516,431	1.6
187,400		Humana, Inc.	15,093,196	1.6
260,000		Medtronic, Inc.	10,017,800	1.1
1,664,700		Tenet Healthcare Corp.	10,387,728	1.1
162,600	L	Zimmer Holdings, Inc.	10,276,320	1.1
474,712		Other Securities	22,724,073	2.4
			94,365,794	10.0

		Industrials: 13.5%
158,900		Fluor Corp.	10,274,474	1.1
288,058		Ingersoll-Rand PLC	13,080,714	1.4
130,500		L-3 Communications Holdings, Inc.	11,412,225	1.2
520,000		Republic Services, Inc.	16,042,000	1.7
173,300		Snap-On, Inc.	10,827,784	1.1
1,140,500		Southwest Airlines Co.	13,024,510	1.4
158,925		SPX Corp.	13,136,741	1.4
462,295		Textron, Inc.	10,914,785	1.2
216,700		Towers Watson & Co.	14,239,357	1.5
282,635		Other Securities	14,246,209	1.5
			127,198,799	13.5

		Information Technology: 8.8%
262,740		Analog Devices, Inc.	10,283,643	1.1
1,262,339		Compuware Corp.	12,320,429	1.3
323,600		Western Digital Corp.	11,772,568	1.2
1,728,610		Xerox Corp.	17,994,830	1.9
1,836,700		Other Securities	30,820,844	3.3
			83,192,314	8.8

		Materials: 5.0%
216,700		Ecolab, Inc.	12,217,546	1.3
452,900		Owens-Illinois, Inc.	11,689,349	1.2

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
489,240		Temple-Inland, Inc.	$14,549,998	1.5
98,190		Other Securities	8,914,670	1.0
			47,371,563	5.0

		Telecommunication Services: 2.8%
432,465		CenturyTel, Inc.	17,484,560	1.8
223,920		Other Securities	9,489,730	1.0
			26,974,290	2.8

		Utilities: 6.7%
433,350		Ameren Corp.	12,497,814	1.3
534,535		CMS Energy Corp.	10,524,994	1.1
258,795		Consolidated Edison, Inc.	13,778,246	1.5
233,400	L	Exelon Corp.	9,998,856	1.1
577,810	L	PPL Corp.	16,080,452	1.7
			62,880,362	6.7

		Total Common Stock
		(Cost $826,832,195)	930,837,998	98.7

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 3.9%
36,318,423		BNY Mellon Overnight Government Fund(1)	36,318,423	3.9
214,360	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	171,488	0.0

		Total Securities Lending Collateral (Cost $36,532,783)	36,489,911	3.9

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.7%
6,813,271		Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $6,813,271)	$6,813,271	0.7

		Total Short-Term Investments
		(Cost $43,346,054)	43,303,182	4.6

		Total Investments in Securities (Cost $870,178,249)*	$974,141,180	103.3
		Liabilities in Excess of Other Assets	(31,198,074)	(3.3)
		Net Assets	$942,943,106	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $872,932,754.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$120,263,492
Gross Unrealized Depreciation	(19,055,066)
Net Unrealized appreciation	$101,208,426

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$930,837,998	$—	$—	$930,837,998
Short-Term Investments	43,131,694	—	171,488	43,303,182
Total Investments, at value	$973,969,692	$—	$171,488	$974,141,180

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488
Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
CAPITAL APPRECIATION PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Consumer Discretionary	18.1%
Financials	13.5%
Information Technology	13.1%
Consumer Staples	11.0%
Industrials	10.5%
Energy	9.8%
Health Care	9.4%
Telecommunication Services	2.8%
Materials	2.5%
Utilities	0.8%
Other Assets and Liabilities — Net*	8.5%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 73.2%
		Consumer Discretionary: 9.1%
1,521,500		Carnival Corp.	$ 57,254,045	1.4
1,468,545	@	Dollar General Corp.	49,768,990	1.2
356,000	@	General Motors Co.	10,808,160	0.3
1,285,300		Kohl’s Corp.	64,277,853	1.5
430,600		McDonald’s Corp.	36,308,192	0.9
675,400	@	O’Reilly Automotive, Inc.	44,245,454	1.1
2,448,227		Time Warner, Inc.	89,042,016	2.1
1,020,100		Other Securities	24,804,721	0.6
			376,509,431	9.1

		Consumer Staples: 10.8%
352,900		Colgate-Palmolive Co.	30,846,989	0.7
2,864,184		General Mills, Inc.	106,604,928	2.5
815,900		Kellogg Co.	45,135,588	1.1
2,231,200		PepsiCo, Inc.	157,143,416	3.8
1,482,073	S	Procter & Gamble Co.	94,215,381	2.3
243,300		Other Securities	16,245,141	0.4
			450,191,443	10.8

		Energy: 8.6%
1,297,937		Canadian Natural Resources Ltd.	54,331,643	1.3
520,700		Devon Energy Corp.	41,036,367	1.0
1,314,325		El Paso Corp.	26,549,365	0.6
448,500		EOG Resources, Inc.	46,890,675	1.1
3,771,500		Nexen, Inc.	84,858,750	2.1

COMMON STOCK: (continued)
		Energy: (continued)
1,048,874		QEP Resources, Inc.	$ 43,874,399	1.1
1,078,900		Spectra Energy Corp.	29,572,649	0.7
1,487,100	@	Weatherford International Ltd.	27,883,125	0.7
			354,996,973	8.6

		Financials: 11.4%
719,200		Allstate Corp.	21,957,176	0.5
1,572,800		AON Corp.	80,684,640	1.9
453,200		Deutsche Boerse AG	34,411,462	0.8
236,200		Franklin Resources, Inc.	31,010,698	0.8
1,012,710	S	JPMorgan Chase & Co.	41,460,347	1.0
5,291,100		US Bancorp.	134,975,961	3.3
2,355,200	S	Wells Fargo & Co.	66,086,912	1.6
3,719,500		Other Securities	62,404,024	1.5
			472,991,220	11.4

		Health Care: 8.5%
455,100	@, S	Covidien PLC	24,224,973	0.6
6,855,737	S	Pfizer, Inc.	141,228,182	3.4
2,393,800	@	Thermo Fisher Scientific, Inc.	154,136,782	3.7
446,904		Other Securities	32,640,834	0.8
			352,230,771	8.5

		Industrials: 9.9%
689,901	@	Cooper Industries PLC	41,166,393	1.0
2,713,862		Danaher Corp.	143,807,547	3.5
532,500		Emerson Electric Co.	29,953,125	0.7
688,900		Illinois Tool Works, Inc.	38,915,961	0.9
2,025,100		Mitsubishi Corp.	50,582,664	1.2
1,192,401		United Technologies Corp.	105,539,413	2.6
			409,965,103	9.9

		Information Technology: 11.5%
588,100		Accenture PLC	35,533,002	0.9
93,200	@	Apple, Inc.	31,284,444	0.7
3,706,300		Cisco Systems, Inc.	57,855,343	1.4
78,700	@	Google, Inc. — Class A	39,852,106	1.0
1,215,663		Hewlett-Packard Co.	44,250,133	1.1
433,100		International Business Machines Corp.	74,298,305	1.8
1,389,200		Microsoft Corp.	36,119,200	0.9
2,184,708	@	TE Connectivity Ltd.	80,309,866	1.9
1,063,800		Texas Instruments, Inc.	34,924,554	0.8
943,057		Other Securities	41,907,594	1.0
			476,334,547	11.5

		Materials: 1.4%
606,506		Air Products & Chemicals, Inc.	57,969,844	1.4

		Telecommunication Services: 1.7%
2,327,100	S	AT&T, Inc.	73,094,211	1.7

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
CAPITAL APPRECIATION PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 0.3%
267,000		Other Securities	$ 11,095,476	0.3
		Total Common Stock
		(Cost $2,613,312,431)	3,035,379,019	73.2

PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.8%
354,700		General Motors Co.	17,288,078	0.4
333,900		Other Securities	15,776,775	0.4
			33,064,853	0.8

		Consumer Staples: 0.1%
42	#	HJ Heinz Finance Co.	4,559,625	0.1

		Financials: 0.6%
382,564		Other Securities	21,924,100	0.6

		Utilities: 0.2%
157,300		Other Securities	8,637,343	0.2
		Total Preferred Stock
		(Cost $80,318,036)	68,185,921	1.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 16.6%
		Consumer Discretionary: 8.2%
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,272,500	0.1
47,255,131		Dunkin Brands, Inc. — TL B, 4.250%, 11/23/17	47,247,759	1.1
17,461,086		Federal Mogul Corp., 2.128%, 12/27/15	16,563,079	0.4
27,425,566		Federal Mogul Corp., 2.128%, 12/28/15	26,015,097	0.6
21,924,000	+	Group 1 Automotive, Inc., 2.250%, 06/15/36	22,335,075	0.5
4,965,000	#	Group 1 Automotive, Inc., 3.000%, 03/15/20	6,212,456	0.2
32,250,000		Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	32,397,802	0.8
2,700,000	#	Pernod-Ricard SA, 5.750%, 04/07/21	2,832,454	0.1
2,375,000	#	Sirius XM Radio, Inc., 9.750%, 09/01/15	2,624,375	0.1
825,000	#	Univision Communications, Inc., 7.875%, 11/01/20	849,750	0.0
174,374,373		Other Securities	179,234,348	4.3
			338,584,695	8.2

		Consumer Staples: 0.1%
3,000,000		Other Securities	3,202,500	0.1

		Energy: 1.2%
40,739,000		Other Securities	52,403,507	1.2

		Financials: 1.5%
15,463,000	#	Host Hotels & Resorts L.P., 2.625%, 04/15/27	15,540,315	0.4

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
3,975,000	#	International Lease Finance Corp., 7.125%, 09/01/18	$4,273,125	0.1
12,225,000	#	International Lease Finance Corp., 6.500%, 09/01/14	13,019,625	0.3
2,875,000	#	International Lease Finance Corp., 6.750%, 09/01/16	3,076,250	0.1
27,024,141		Other Securities	27,515,710	0.6
			63,425,025	1.5

		Health Care: 0.9%
37,042,756		Other Securities	37,085,948	0.9

		Industrials: 0.6%
3,150,000	#	Calpine Corp., 7.500%, 02/15/21	3,228,750	0.1
21,275,503		Other Securities	22,844,932	0.5
			26,073,682	0.6

		Information Technology: 1.6%
10,460,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	11,375,250	0.3
4,350,000	#, L	First Data Corp., 7.375%, 06/15/19	4,404,375	0.1
16,253,482		First Data Corp., 2.936%, 09/24/14	15,085,263	0.4
15,842,735		First Data Corp., 2.936%, 09/24/14	14,704,039	0.3
18,817,125		Other Securities	21,751,512	0.5
			67,320,439	1.6

		Materials: 1.1%
2,300,000	#	Georgia-Pacific Corp., 8.250%, 05/01/16	2,608,301	0.0
28,879,180		Georgia-Pacific Corp., 2.307%–3.496%, 12/20/12–12/23/14	28,910,785	0.7
11,028,500		Other Securities	15,436,605	0.4
			46,955,691	1.1

		Telecommunication Services: 1.1%
43,082,633		Other Securities	44,537,344	1.1

		Utilities: 0.3%
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,544,375	0.2
2,440,000		Other Securities	2,720,600	0.1
			11,264,975	0.3

		Total Corporate Bonds/Notes
		(Cost $638,076,553)	690,853,806	16.6

		Total Long-Term Investments
		(Cost $3,331,707,020)	3,794,418,746	91.5

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
CAPITAL APPRECIATION PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc: 0.1%
644,128		BNY Mellon Overnight Government Fund(1)	$644,128	0.0
2,552,122	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,041,698	0.1
		Total Securities Lending Collateral
		(Cost $3,196,250)	2,685,826	0.1

		Mutual Funds: 8.5%
352,626,358		T. Rowe Price Reserve Investment Fund
		(Cost $352,626,358)	352,626,358	8.5

		Total Short-Term Investments
		(Cost $355,822,608)	355,312,184	8.6

		Total Investments in Securities (Cost $3,687,529,628)*	$4,149,730,930	100.1
		Liabilities in Excess of Other Assets	(4,529,734)	(0.1)
		Net Assets	$4,145,201,196	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $3,709,693,184.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$500,828,138
Gross Unrealized Depreciation	(60,790,392)
Net Unrealized appreciation	$440,037,746

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$376,509,431	$—	$—	$376,509,431
Consumer Staples	450,191,443	—	—	450,191,443
Energy	354,996,973	—	—	354,996,973
Financials	438,579,758	34,411,462	—	472,991,220
Health Care	352,230,771	—	—	352,230,771
Industrials	359,382,439	50,582,664	—	409,965,103
Information Technology	476,334,547	—	—	476,334,547
Materials	57,969,844	—	—	57,969,844
Telecommunication Services	73,094,211	—	—	73,094,211
Utilities	11,095,476	—	—	11,095,476
Total Common Stock	2,950,384,893	84,994,126	—	3,035,379,019
Preferred Stock	2,544,000	65,641,921	—	68,185,921
Corporate Bonds/Notes	—	690,853,806	—	690,853,806
Short-Term Investments	353,270,486	—	2,041,698	355,312,184
Total Investments, at value	$3,306,199,379	$841,489,853	$2,041,698	$4,149,730,930

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
CAPITAL APPRECIATION PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Liabilities Table
Other Financial Instruments+
Written Options	$(10,626,187)	$—	$—	$(10,626,187)
Total Liabilities	$(10,626,187)	$—	$—	$(10,626,187)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698
Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2011:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
AT&T Corp.	30.00	01/21/12	23,271	$2,654,933	$(4,561,116)
Covidien Ltd.	60.00	10/22/11	1,940	253,941	(67,900)
Covidien Ltd.	60.00	01/21/12	1,898	250,588	(214,474)
International Business Machines Corp.	180.00	01/21/12	1,899	1,112,894	(1,015,965)
JP Morgan Chase & Co.	50.00	01/21/12	8,312	2,191,870	(365,728)
Lowe’s Cos., Inc.	30.00	01/21/12	2,976	226,291	(31,248)
Pfizer, Inc.	22.50	01/21/12	29,251	1,945,532	(1,433,299)
Procter & Gamble Co.	65.00	01/21/12	998	232,531	(179,640)
Procter & Gamble Co.	67.50	01/21/12	3,299	475,080	(316,704)
Procter & Gamble Co.	70.00	01/21/12	10,523	1,944,467	(484,058)
United Technologies Corp.	90.00	01/21/12	3,291	1,224,449	(1,464,495)
United Technologies Corp.	97.50	01/21/12	1,193	200,623	(200,424)
Wells Fargo & Co.	35.00	01/21/12	9,098	1,732,994	(291,136)
				$14,446,193	$(10,626,187)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
CAPITAL APPRECIATION PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$10,626,187
Total Liability Derivatives		$10,626,187

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written Options
Equity contracts	$(11,486,694)
Total	$(11,486,694)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written Options
Equity contracts	$6,651,201
Total	$6,651,201

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
EQUITY INCOME PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	19.2%
Consumer Discretionary	14.2%
Energy	13.3%
Industrials	11.9%
Utilities	7.8%
Consumer Staples	7.5%
Information Technology	7.0%
Materials	5.7%
Health Care	5.5%
Telecommunication Services	4.2%
Other Assets and Liabilities — Net*	3.7%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 95.5%
	Consumer Discretionary: 13.4%
321,000	Fortune Brands, Inc.	$ 20,470,170	1.3
134,000	General Motors Co.	4,068,240	0.3
604,500	Home Depot, Inc.	21,894,990	1.4
508,400	Mattel, Inc.	13,975,916	0.9
397,900	McGraw-Hill Cos., Inc.	16,675,989	1.0
604,266	Time Warner, Inc.	21,977,154	1.4
443,600	Walt Disney Co.	17,318,144	1.1
197,900	Whirlpool Corp.	16,093,228	1.0
3,430,119	Other Securities	80,262,512	5.0
		212,736,343	13.4

	Consumer Staples: 7.5%
578,000	Avon Products, Inc.	16,184,000	1.0
248,000	Clorox Co.	16,725,120	1.0
292,000	Hershey Co.	16,600,200	1.0
252,900	Kimberly-Clark Corp.	16,833,024	1.1
228,700	PepsiCo, Inc.	16,107,341	1.0
1,117,900	Other Securities	37,493,977	2.4
		119,943,662	7.5

	Energy: 13.3%
229,200	Anadarko Petroleum Corp.	17,593,392	1.1
418,490	Chevron Corp.	43,037,512	2.7
432,624	ExxonMobil Corp.	35,206,941	2.2
299,900	Murphy Oil Corp.	19,691,434	1.2

COMMON STOCK: (continued)
	Energy: (continued)
415,100	Royal Dutch Shell PLC ADR — Class A	$ 29,526,063	1.9
221,700	Schlumberger Ltd.	19,154,880	1.2
970,674	Other Securities	46,719,491	3.0
		210,929,713	13.3

	Financials: 19.2%
490,100	Allstate Corp.	14,962,753	0.9
637,200	American Express Co.	32,943,240	2.1
1,779,819	Bank of America Corp.	19,506,816	1.2
987,744	JPMorgan Chase & Co.	40,438,239	2.6
409,000	Legg Mason, Inc.	13,398,840	0.8
549,200	Marsh & McLennan Cos., Inc.	17,129,548	1.1
486,200	SunTrust Bank	12,543,960	0.8
831,700	US Bancorp.	21,216,667	1.3
873,300	Wells Fargo & Co.	24,504,798	1.5
4,624,228	Other Securities	108,776,741	6.9
		305,421,602	19.2

	Health Care: 5.5%
422,600	Bristol-Myers Squibb Co.	12,238,496	0.8
327,800	Johnson & Johnson	21,805,256	1.4
472,700	Merck & Co., Inc.	16,681,583	1.0
860,076	Pfizer, Inc.	17,717,566	1.1
387,924	Other Securities	18,679,066	1.2
		87,121,967	5.5

	Industrials: 11.9%
261,600	3M Co.	24,812,760	1.6
192,900	Boeing Co.	14,261,097	0.9
2,085,100	General Electric Co.	39,324,986	2.5
318,200	Honeywell International, Inc.	18,961,538	1.2
352,400	Illinois Tool Works, Inc.	19,907,076	1.2
218,500	United Parcel Service, Inc. — Class B	15,935,205	1.0
1,619,600	Other Securities	55,771,518	3.5
		188,974,180	11.9

	Information Technology: 7.0%
403,300	Computer Sciences Corp.	15,309,268	1.0
360,400	Harris Corp.	16,239,624	1.0
498,300	Hewlett-Packard Co.	18,138,120	1.1
766,200	Microsoft Corp.	19,921,200	1.3
2,050,200	Other Securities	41,022,282	2.6
		110,630,494	7.0

	Materials: 5.7%
626,093	International Paper Co.	18,670,093	1.2
235,700	Monsanto Co.	17,097,678	1.1
357,300	Nucor Corp.	14,727,906	0.9
911,800	Other Securities	40,387,754	2.5
		90,883,431	5.7

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
EQUITY INCOME PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 4.2%
932,203		AT&T, Inc.	$29,280,496	1.8
360,750		Verizon Communications, Inc.	13,430,723	0.9
2,841,128		Other Securities	23,638,754	1.5
			66,349,973	4.2

		Utilities: 7.8%
416,300		Constellation Energy Group, Inc.	15,802,748	1.0
254,600		Entergy Corp.	17,384,088	1.1
418,400		Exelon Corp.	17,924,256	1.1
735,800		NiSource, Inc.	14,899,950	0.9
2,014,700		Other Securities	58,074,070	3.7
			124,085,112	7.8
		Total Common Stock
		(Cost $1,335,132,563)	1,517,076,477	95.5

PREFERRED STOCK: 0.8%
		Consumer Discretionary: 0.8%
249,450		General Motors Co.	12,158,193	0.8

		Total Preferred Stock
		(Cost $12,600,169)	12,158,193	0.8

		Total Long-Term Investments
		(Cost $1,347,732,732)	1,529,234,670	96.3

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc: 2.2%
33,462,374		BNY Mellon Overnight Government Fund(1)	33,462,374	2.1
2,449,536	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,959,629	0.1

		Total Securities Lending Collateral
		(Cost $35,911,910)	35,422,003	2.2

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 2.0%
31,388,804		T. Rowe Price Reserve Investment Fund
		(Cost $31,388,804)	$31,388,804	2.0

		Total Short-Term Investments
		(Cost $67,300,714)	66,810,807	4.2

		Total Investments in Securities (Cost $1,415,033,446)*	$1,596,045,477	100.5
		Liabilities in Excess of Other Assets	(7,329,108)	(0.5)
		Net Assets	$1,588,716,369	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $1,432,215,569.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$270,302,252
Gross Unrealized Depreciation	(106,472,344)
Net Unrealized appreciation	$163,829,908

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$207,557,070	$5,179,273	$—	$212,736,343
Consumer Staples	119,943,662	—	—	119,943,662
Energy	210,929,713	—	—	210,929,713
Financials	305,421,602	—	—	305,421,602
Health Care	87,121,967	—	—	87,121,967
Industrials	188,974,180	—	—	188,974,180
Information Technology	110,630,494	—	—	110,630,494
Materials	90,883,431	—	—	90,883,431

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
EQUITY INCOME PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Telecommunication Services	$53,595,379	$12,754,594	$—	$66,349,973
Utilities	124,085,112	—	—	124,085,112
Total Common Stock	1,499,142,610	17,933,867	—	1,517,076,477
Preferred Stock	—	12,158,193	—	12,158,193
Short-Term Investments	64,851,178	—	1,959,629	66,810,807
Total Investments, at value	$1,563,993,788	$30,092,060	$1,959,629	$1,596,045,477
Liabilities Table
Other Financial Instruments+
Short Positions	$(2,948,936)	$—	$—	$(2,948,936)
Total Liabilities	$(2,948,936)	$—	$—	$(2,948,936)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629
Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$212,977	$—	$1,959,629

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

The following short position was open for ING T. Rowe Price Equity Income Portfolio at June 30, 2011:

Shares	Description	Fair Value
(83,150)	AMC Networks Inc.	$(2,948,936)
	(Proceeds $2,948,936)	$(2,948,936)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
INTERNATIONAL STOCK PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United Kingdom	17.0%
Japan	11.5%
France	8.3%
Brazil	8.2%
China	8.1%
Switzerland	7.9%
Germany	5.3%
Canada	3.6%
United States	3.0%
Hong Kong	2.8%
Countries between 0.3%–2.5%ˆ	22.9%
Other Assets and Liabilities — Net*	1.4%
Net Assets	100.0%

*	Includes short-term investments.

ˆ	Includes 18 countries, which each represents 0.3%–2.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Australia: 0.9%
81,332		WorleyParsons Ltd.	$2,476,315	0.9

		Belgium: 1.2%
55,388		Anheuser-Busch InBev NV	3,214,594	1.2

		Brazil: 8.2%
320,500	L	Banco Santander Brasil SA ADR	3,753,055	1.4
244,200		Itau Unibanco Holding S.A.	5,662,768	2.1
66,800		Lojas Renner SA	2,547,187	1.0
478,800		PDG Realty SA Empreendimentos e Participacoes	2,696,730	1.0
101,000		Petroleo Brasileiro SA ADR	3,098,680	1.2
96,000		Vale S.A. ADR	2,780,160	1.0
214,000		Other Securities	1,415,103	0.5
			21,953,683	8.2

		Canada: 3.6%
51,400		Potash Corp. of Saskatchewan	2,929,286	1.1
67,200		Suncor Energy, Inc.	2,627,520	1.0
93,500		Other Securities	4,201,244	1.5
			9,758,050	3.6

COMMON STOCK: (continued)
		China: 8.1%
20,200		Baidu.com ADR	$2,830,626	1.1
1,835,000		Parkson Retail Group Ltd.	2,692,871	1.0
8,880,500		Other Securities	16,168,863	6.0
			21,692,360	8.1

		Denmark: 2.0%
24,887		Carlsberg A/S	2,709,768	1.0
20,662		Novo-Nordisk A/S	2,588,522	1.0
			5,298,290	2.0

		France: 8.3%
60,800		Accor S.A.	2,720,058	1.0
22,187		Air Liquide	3,178,577	1.2
210,093		AXA S.A.	4,769,173	1.8
37,792		Groupe Danone	2,821,308	1.1
33,662		Pernod-Ricard S.A.	3,319,968	1.2
19,588		Schneider Electric S.A.	3,270,663	1.2
35,878		Other Securities	2,124,925	0.8
			22,204,672	8.3

		Germany: 5.3%
25,841		Brenntag AG	3,005,553	1.1
31,420		Fresenius AG	3,279,659	1.2
43,997		Henkel KGaA — Vorzug	3,059,488	1.2
15,046		Linde AG	2,639,781	1.0
29,611		Other Securities	2,248,362	0.8
			14,232,843	5.3

		Hong Kong: 2.8%
741,400		AIA Group Ltd.	2,580,834	0.9
549,000		Kerry Properties Ltd.	2,653,567	1.0
722,500		Other Securities	2,407,452	0.9
			7,641,853	2.8

		India: 2.1%
50,556	#	Reliance Industries Ltd. GDR	2,030,857	0.8
78,487		Other Securities	3,476,716	1.3
			5,507,573	2.1

		Indonesia: 0.9%
2,452,500		Other Securities	2,452,113	0.9

		Ireland: 1.0%
45,300		Accenture PLC	2,737,026	1.0

		Israel: 0.5%
29,400		Other Securities	1,417,668	0.5

		Italy: 0.6%
244,600		Other Securities	1,475,766	0.6

		Japan: 11.5%
90,700		Honda Motor Co., Ltd.	3,494,393	1.3
3,049		Jupiter Telecommunications Co.	3,411,145	1.3

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
INTERNATIONAL STOCK PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
117,000		Mitsubishi Corp.	$2,922,410	1.1
178,700		Mitsui & Co., Ltd.	3,089,745	1.2
149,300		Sony Financial Holdings, Inc.	2,699,284	1.0
50,200		Tokyo Electron Ltd.	2,745,080	1.0
420,050		Other Securities	12,438,145	4.6
			30,800,202	11.5

		Mexico: 1.6%
441,000		Other Securities	4,351,573	1.6

		Netherlands: 2.5%
143,595		Royal Dutch Shell PLC — Class B	5,124,343	1.9
41,271		Other Securities	1,522,280	0.6
			6,646,623	2.5

		Portugal: 1.2%
164,771		Jeronimo Martins	3,164,556	1.2

		Russia: 0.5%
44,623		Other Securities	1,402,298	0.5

		South Korea: 2.3%
4,926		Samsung Electronics Co., Ltd.	3,828,632	1.4
12,768		Other Securities	2,405,158	0.9
			6,233,790	2.3

		Spain: 2.5%
245,681		Banco Santander Central Hispano S.A.	2,830,296	1.1
125,526		Telefonica S.A.	3,065,832	1.1
10,176		Other Securities	927,179	0.3
			6,823,307	2.5

		Sweden: 1.5%
150,098		Other Securities	3,989,773	1.5

		Switzerland: 7.9%
58,894		Compagnie Financiere Richemont S.A.	3,859,503	1.4
108,793		Credit Suisse Group	4,239,906	1.6
20,516		Kuehne & Nagel International AG	3,116,893	1.2
49,696		Nestle S.A.	3,092,510	1.1
138,657		Other Securities	7,036,335	2.6
			21,345,147	7.9

		Taiwan: 0.8%
862,000		Other Securities	2,095,754	0.8

		Turkey: 0.3%
192,403		Other Securities	873,087	0.3

		United Arab Emirates: 0.5%
105,000		Other Securities	1,289,400	0.5

COMMON STOCK: (continued)
		United Kingdom: 17.0%
72,375		Anglo American PLC	$3,589,375	1.3
128,411		Antofagasta PLC	2,873,611	1.1
391,045		Compass Group PLC	3,770,528	1.4
126,529		Standard Chartered PLC	3,323,634	1.2
712,951		Tesco PLC	4,606,378	1.7
463,982		WPP PLC	5,812,721	2.2
24,437,793		Other Securities	21,681,873	8.1
			45,658,120	17.0

		United States: 3.0%
86,000		Carnival Corp.	3,236,180	1.2
34,200		Schlumberger Ltd.	2,954,880	1.1
41,100		Other Securities	1,851,144	0.7
			8,042,204	3.0

		Total Common Stock
		(Cost $256,258,210)	264,778,640	98.6

RIGHTS: 0.0%
		China: 0.0%
420,000		Other Securities	45,666	0.0

		Total Rights
		(Cost $—)	45,666	0.0

		Total Long-Term Investments
		(Cost $256,258,210)	264,824,306	98.6

SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateralcc: 5.0%
12,738,385		BNY Mellon Overnight Government Fund(1)	12,738,385	4.7
901,350	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	721,080	0.3

		Total Securities Lending Collateral
		(Cost $13,639,735)	13,459,465	5.0

		Mutual Funds: 0.8%
2,229,604		T. Rowe Price Reserve Investment Fund
		(Cost $2,229,604)	2,229,604	0.8

		Total Short-Term Investments
		(Cost $15,869,339)	15,689,069	5.8

		Total Investments in Securities (Cost $272,127,549)*	$280,513,375	104.4
		Liabilities in Excess of Other Assets	(11,879,041)	(4.4)
		Net Assets	$268,634,334	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
INTERNATIONAL STOCK PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $272,881,326.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,083,655
Gross Unrealized Depreciation	(8,451,606)
Net Unrealized appreciation	$7,632,049

Industry	Percentage of Net Assets
Consumer Discretionary	19.4%
Consumer Staples	12.8
Energy	8.8
Financials	19.7
Health Care	3.3
Industrials	14.7
Information Technology	8.4
Materials	8.1
Rights	0.0
Telecommunication Services	3.4
Short-Term Investments	5.8
Other Assets and Liabilities — Net	(4.4)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,476,315	$—	$2,476,315
Belgium	—	3,214,594	—	3,214,594
Brazil	21,953,683	—	—	21,953,683
Canada	9,758,050	—	—	9,758,050
China	7,934,536	13,757,824	—	21,692,360
Denmark	—	5,298,290	—	5,298,290
France	—	22,204,672	—	22,204,672
Germany	—	14,232,843	—	14,232,843
Hong Kong	—	7,641,853	—	7,641,853
India	3,476,716	2,030,857	—	5,507,573
Indonesia	1,189,097	1,263,016	—	2,452,113
Ireland	2,737,026	—	—	2,737,026
Israel	1,417,668	—	—	1,417,668
Italy	1,475,766	—	—	1,475,766
Japan	—	30,800,202	—	30,800,202
Mexico	2,934,644	1,416,929	—	4,351,573
Netherlands	—	6,646,623	—	6,646,623
Portugal	—	3,164,556	—	3,164,556
Russia	—	1,402,298	—	1,402,298
South Korea	626,794	5,606,996	—	6,233,790
Spain	—	6,823,307	—	6,823,307
Sweden	—	3,989,773	—	3,989,773
Switzerland	672,257	20,672,890	—	21,345,147
Taiwan	—	2,095,754	—	2,095,754
Turkey	—	873,087	—	873,087
United Arab Emirates	1,289,400	—	—	1,289,400
United Kingdom	—	45,658,120	—	45,658,120
United States	8,042,204	—	—	8,042,204
Total Common Stock	63,507,841	201,270,799	—	264,778,640
Rights	—	45,666	—	45,666
Short-Term Investments	14,967,989	—	721,080	15,689,069
Total Investments, at value	$78,475,830	$201,316,465	$721,080	$280,513,375

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
INTERNATIONAL STOCK PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(11)	$—	$(11)
Total Liabilities	$—	$(11)	$—	$(11)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080
Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

As of June 30, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011, the following forward foreign currency contracts were outstanding for the ING T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	219,466	Sell	07/06/11	$28,193	$28,204	$(11)
							$(11)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$11
Total Liability Derivatives		$11

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE
INTERNATIONAL STOCK PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(59,139)
Total	$(59,139)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$ (11)
Total	$ (11)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACTS

ING BlackRock Health Sciences Opportunities Portfolio

ING BlackRock Health Sciences Opportunities Portfolio (formerly, ING Wells Fargo Health Care Portfolio) had been sub-advised by Wells Capital Management, Inc. or its predecessor companies (“Wells”) since its inception in May 2003. In late 2010, Management was informed of organizational changes at Wells and changes to the portfolio management team for the Portfolio. At a meeting of the Board held on January 14, 2011 the Board, including a majority of the Independent Trustees, determined to: (1) terminate Wells as Subadviser to the Portfolio following a notice period; (2) appoint BlackRock Advisors, LLC (“BlackRock”) as Subadviser to the Portfolio; and (3) approve a Sub-Advisory Contract with BlackRock under which it would serve as Sub-Adviser to the Portfolio. The Sub-Advisory Contract is expected to become effective on or about May 1, 2011.

In determining whether to approve the Sub-Advisory Contract with BlackRock, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Sub- Advisory Contract should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the Sub-Advisory Contract with BlackRock included the following: (1) BlackRock’s presentation before the Domestic Equity Funds Investment Review Committee at its January 13, 2011 meeting; (2) memoranda and related materials provided to the Board in advance of its January 14, 2011 meeting discussing: (a) Management’s rationale for recommending that BlackRock serve as Sub-Adviser to the Portfolio, (b) the performance of BlackRock in managing the BlackRock Health Sciences Opportunities Fund (the “BlackRock Fund”), a fund that is managed in an investment style that is similar to its proposed management of the Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (c) BlackRock’s considerable firm-wide resources and the firm’s overall investment process; (3) Portfolio Analysis and Comparison Tables for the Portfolio that provide information about the performance of the BlackRock Fund and the performance of the Portfolio’s proposed Selected Peer Group; (4) BlackRock’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the forms of the Sub-Advisory Contract with BlackRock; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage BlackRock as Sub- Adviser to the Portfolio, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view with respect to the reputation of BlackRock as a manager to similar Portfolios; (2) BlackRock’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by BlackRock under the proposed Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of BlackRock and its fit among the stable of managers in the ING Portfolios line-up; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by BlackRock; (6) the costs for the services to be provided by BlackRock, including that the management fee would not change upon the appointment of BlackRock; (7) the sub-advisory fee payable by the Adviser to BlackRock; (8) BlackRock’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of BlackRock in light of the Portfolio’s proposed investment objective and investor base; and (10) BlackRock’s Code of Ethics, which was approved by the Board at its January 14, 2011 meeting, and related procedures for complying with that Code. After its deliberation, the Board reached the following conclusions: (1) BlackRock should be appointed to serve as Sub-Adviser to the Portfolio under the Sub-Advisory Contract with BlackRock; (2) the sub-advisory fee rate payable by the Adviser to BlackRock is reasonable in the context of all factors considered by the Board; and (3) BlackRock maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s CCO that BlackRock’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Clarion Global Real Estate Portfolio

ING Clarion Real Estate Securities, LLC (“Clarion”) has managed the ING Clarion Global Real Estate Portfolio (the “Portfolio”) since January 2006 pursuant to a sub-advisory agreement which was last approved for renewal by the Board on November 12, 2010 (the “Former Agreement”). On February 15, 2011, CB Richard Ellis Group, Inc. (“Richard Ellis”) entered into a definitive agreement to acquire the real estate

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

investment management business of ING Group, N.V., including Clarion (the “Transaction”). The completion of the Transaction would result in the assignment and automatic termination of the Former Agreement with Clarion.

The 1940 Act requires that an agreement under which a registered investment adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its “assignment” (as such term is defined under the 1940 Act). A sale of an investment adviser generally is deemed to result in an assignment of the investment adviser’s advisory agreements. The consummation of the Transaction therefore resulted in the assignment and automatic termination of the Former Agreements.

In anticipation of the Transaction, at a meeting of the Board held on March 3, 2011, the Board, including a majority of the Independent Trustees, determined to appoint Clarion as the sub-adviser to the Portfolio under the Proposed Sub-Advisory Agreement. In determining whether to approve the Proposed Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the agreement should be approved. The materials provided to the Board in support of the sub-advisory arrangement with Clarion included the following: (1) a memorandum discussing the change of control of Clarion and the resulting assignment and automatic termination of the Former Agreement; (2) responses from Clarion to questions posed by independent legal counsel to the Independent Trustees; (3) supporting documentation, including a copy of the form of the Proposed Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by the Portfolio’s adviser, ING Investments, LLC (“ING Investments”), or its affiliates who administer the Funds (“Management”) in connection with its management of the funds in the ING Funds Complex, including the Funds, and a presentation by Clarion at the Joint Meeting of the Investment Review Committees of the Board held on January 13, 2011. Such information included, among other things, a detailed analysis of the Portfolio’s performance, including attribution analyses, which had not been provided at regular Board meetings.

The Board’s consideration of whether to approve the Portfolio’s Proposed Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) ING Investments’ and the Board’s positive view of Clarion’s performance in serving as the Sub-Adviser to the Portfolio; (2) the nature and quality of the services to be provided by Clarion under the Proposed Sub-Advisory Agreement, including the fact that the Proposed Sub-Advisory Agreement is materially identical to the Former Agreement, except with respect to effective dates and duration; (3) the Board’s positive view of Clarion’s personnel, operations, and investment management capabilities and Clarion’s representations that the portfolio management personnel providing day-to-day management services to the Portfolio would remain in place through the closing of the Transaction and would continue to manage assets after the closing; (4) ING Groep’s representations that neither it nor its respective affiliates have any understanding or arrangement that would reasonably be expected to impose an unfair burden on the Portfolio or would make unavailable to ING Groep or its affiliates the safe harbor contained in Section 15(f) of the 1940 Act; (5) the fairness of the compensation under the Proposed Sub-Advisory Agreement in light of the services to be provided by Clarion, including the fact that the sub-advisory fee under the Proposed Sub-Advisory Agreement would be paid by ING Investments, and not directly by the Portfolio; (6) that the sub-advisory fee rate payable by ING Investments would remain unchanged after the Transaction is completed and the Transaction would not affect the advisory fee payable by the Portfolio to ING Investments; (7) the advisory fee and expense ratio of the Portfolio as compared to the fee rates and expense ratios of a peer group of comparable investment companies, and the fee rates and expenses charged by Clarion to the Portfolio as compared to other clients for which Clarion provides comparable services; (8) Clarion’s representations that the Transaction would not adversely affect the nature and quality of services to be provided to the Portfolio and was not expected to have a material adverse effect on the ability of Clarion to provide those services; (9) ING Investments’ and the Board’s familiarity with Clarion’s operations and compliance programs, including Clarion’s policies and procedures intended to assure compliance with the federal securities laws, and Clarion’s representations that it did not anticipate material changes to these operations and compliance programs in connection with the Transaction; and (10) Clarion’s representations regarding its Code of Ethics and related procedures for complying with that Code of Ethics, including a representation that Clarion did not anticipate that the Code of Ethics and related procedures would change materially in connection with the Transaction.

In addition, in evaluating the Proposed Sub-Advisory Agreement and ING Investments’ recommendation

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

that the Board approve these agreements, the Board, including the Independent Trustees, recognized the fact that the amount of proceeds to be received by ING Groep in connection with the Transaction would depend, in part, on the amount of assets under management by Clarion immediately following the Transaction. Specifically, the Board recognized that if Clarion was not permitted to serve as the Sub-Adviser of one or more of the Funds after the Transaction, ING Groep would receive fewer proceeds from the Transaction.

After its deliberations, the Board reached the following conclusions: (1) Clarion should be appointed as the sub-adviser to the Portfolio under the Proposed Sub-Advisory Agreement and continue to provide advisory services to the Portfolio; and (2) the sub-advisory fee rate payable by ING Investments to Clarion with respect the Portfolio is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Proposed Sub-Advisory Agreement on behalf of the Portfolio. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

ING Core Growth and Income Portfolio

Approval of Sub-Advisory Contracts

ING Core Growth and Income Portfolio (formerly, ING Janus Contrarian Portfolio) had been sub-advised by Janus Capital Management, LLC or its predecessor entities (“Janus”) since October 2000. At a special telephonic meeting of the Board held on June 23-24, 2011, the Board, including a majority of the Independent Trustees, determined to: (1) Approve the merger of the Portfolio with and into ING Growth and Income Portfolio(“Growth and Income Portfolio”), a series of ING Variable Funds in January 2012 (the “Merger”), subject to shareholder approval of the Merger; (2) terminate Janus as sub-adviser to the Portfolio effective June 30, 2011 in connection with the scheduled departure of the Portfolio’s lead portfolio manager; (3) appoint ING Investment Management Co. (“ING IM”) as sub-adviser to the Portfolio; and (4) approve an interim sub-advisory agreement with ING IM that became effective on July (the “Interim Agreement”), under which ING IM would serve as the sub-adviser to the Portfolio and providing day-to-day management services to the Portfolio for a period of up to 150 days. At a meeting of the Board held on July 15, 2011, the Board, including a majority of the Independent Trustees, approved a new sub-advisory contract (“Sub-Advisory Contract”) with ING IM under which it would continue to serve as Sub-Adviser to the Portfolio prior to the Merger in January 2012. The Sub-Advisory Contract is subject to shareholder approval and is expected to become effective on November 22, 2011. The Interim Agreement was put into place to bridge the period between the termination of Janus and the date of a Special Meeting of Shareholders that was called for the purpose of determining whether to approve the Sub-Advisory Contract and Merger.

In determining whether to approve the Interim Agreement and the Sub-Advisory Contract with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Interim Agreement and Sub-Advisory Contract should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the Interim Agreement and Sub-Advisory Contract with ING IM included the following: (1) ING IM’s presentation before the Domestic Equity Funds Investment Review Committee at its June 23, 2011 meeting; (2) memoranda and related materials provided to the Board in advance of its June 23-24, 2011 and July 15, 2011 meetings discussing: (a) Management’s rationale for recommending that ING IM serve as Sub-Adviser to the Portfolio, (b) the performance of ING IM in managing Growth and Income Portfolio, the surviving fund in the Merger, and (c) the capabilities of the ING IM growth and income research teams; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the performance of the Growth and Income Portfolio and the performance of the Portfolio’s proposed Selected Peer Group; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the forms of the Interim Agreement and Sub-Advisory Contract with ING IM; (6) an analysis regarding the effect that the proposed Sub-Adviser addition would have on the profitability of Directed Services LLC, the adviser to the Portfolio (the “Adviser”); and (7) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as Sub-Adviser to the Portfolio, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view with respect to the reputation of ING IM as a manager to similar funds; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Interim Agreement and Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Interim Agreement and Sub-Advisory Contract in light of the services to be provided by ING IM and the projected profitability of ING IM as the Portfolio’s Sub-Adviser; (6) the costs for the services to be provided by ING IM, including that the management fee would not change after the appointment of ING IM; (7) the sub-advisory fee payable by the Adviser to ING IM and the resulting increase in the profitability of the Adviser arising out of the lower sub-advisory fee payable by the Adviser to ING IM; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; and (10) ING IM’s Code of Ethics, which had been previously approved by the Board, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as Sub-Adviser to the Portfolio under the Interim Agreement and the Sub-Advisory Contract with ING IM; (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s Chief Compliance Officer that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Clarion Global Real Estate Portfolio was held June 14, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	A new sub-advisory agreement between ING Investments, LLC, the investment adviser to the Portfolio, and ING Clarion Real Estate Securities, LLC, the current and proposed sub-adviser to the Portfolio.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Clarion Global Real Estate Portfolio	1	36,380,853.909	1,332,345.444	3,064,163.416	—	40,777,362.769

*  Proposal Passed

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
ING Investments Distributor LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2 (0611-082611)

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Investors Trust

■	ING BlackRock Large Cap Growth Portfolio

■	ING Clarion Real Estate Portfolio

■	ING Franklin Income Portfolio

■	ING Franklin Mutual Shares Portfolio

■	ING JPMorgan Small Cap Core Equity Portfolio

■	ING Large Cap Growth Portfolio

■	ING Large Cap Value Portfolio (formerly, ING Pioneer Equity Income Portfolio)

■	ING Limited Maturity Bond Portfolio

■	ING PIMCO High Yield Portfolio

■	ING Pioneer Fund Portfolio

■	ING Templeton Global Growth Portfolio

■	ING U.S. Stock Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets - at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond – 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index

The corporate component of the Barclays Capital U.S. Credit Index. The U.S.

Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity,

and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING BlackRock Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,102.60	1.40%	$7.30	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,106.10	0.80	4.18	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,104.50	1.04	5.43	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	1,103.70	1.20	6.26	1,000.00	1,018.84	1.20	6.01
ING Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,105.50	1.20%	$6.26	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,108.80	0.60	3.14	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,107.70	0.85	4.44	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,106.80	1.00	5.22	1,000.00	1,019.84	1.00	5.01
ING Franklin Income Portfolio
Class ADV	$1,000.00	$1,055.50	1.37%	$6.98	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,058.50	0.77	3.93	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,057.80	1.02	5.20	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,056.90	1.17	5.97	1,000.00	1,018.99	1.17	5.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$1,057.90	1.38%	$7.04	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,060.80	0.78	3.99	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,059.70	1.03	5.26	1,000.00	1,019.69	1.03	5.16
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,081.40	1.48%	$7.64	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,084.70	0.88	4.55	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,083.00	1.13	5.84	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,082.90	1.28	6.61	1,000.00	1,018.45	1.28	6.41
ING Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,071.50	1.20%	$6.16	$1,000.00	$1,018.79	1.20%	$6.01
Class I	1,000.00	1,074.60	0.60	3.09	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,073.80	0.85	4.37	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,073.10	1.00	5.19	1,000.00	1,019.79	1.00	5.06
ING Large Cap Value Portfolio
Class ADV	$1,000.00	$1,041.00	1.29%	$6.53	$1,000.00	$1,018.35	1.29%	$6.46
Class I	1,000.00	1,044.70	0.69	3.50	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,043.70	0.94	4.76	1,000.00	1,020.13	0.94	4.71
ING Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,009.90	0.88%	$4.39	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,012.60	0.28	1.40	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,011.60	0.53	2.64	1,000.00	1,022.17	0.53	2.66
ING PIMCO High Yield Portfolio
Class ADV	$1,000.00	$1,039.60	1.10%	$5.56	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,042.70	0.50	2.53	1,000.00	1,022.36	0.50	2.51
Class S	1,000.00	1,040.30	0.75	3.79	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,041.20	0.90	4.55	1,000.00	1,020.33	0.90	4.51
ING Pioneer Fund Portfolio
Class ADV	$1,000.00	$1,043.20	1.33%	$6.74	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,045.70	0.73	3.70	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,044.80	0.98	4.97	1,000.00	1,019.93	0.98	4.91
ING Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,081.80	1.49%	$7.69	$1,000.00	$1,016.22	1.49%	$7.45
Class I	1,000.00	1,087.10	0.89	4.61	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,086.00	1.14	5.90	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,084.70	1.29	6.67	1,000.00	1,018.40	1.29	6.46
ING U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,056.70	0.79%	$4.03	$1,000.00	$1,020.83	0.79%	$3.96
Class I	1,000.00	1,058.60	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,058.00	0.50	2.55	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,057.20	0.66	3.37	1,000.00	1,021.52	0.66	3.31

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
ASSETS:
Investments in securities at value+*	$393,358,434	$593,488,325	$833,709,407	$473,435,346
Short-term investments**	19,167,711	27,661,413	84,031,779	18,298,802
Short-term investments at amortized cost	—	—	—	12,998,836
Cash	—	—	17,542,384	148,707
Foreign currencies at value***	16,209	—	116,184	7,593,321
Receivables:
Investment securities sold	27,294,799	1,328,010	13,286,128	3,812,177
Fund shares sold	299,276	770,280	35,574	—
Dividends and interest	445,291	1,194,438	8,732,768	1,305,764
Unrealized appreciation on forward foreign currency contracts	—	—	—	796,526
Prepaid expenses	—	—	3,603	1,883

Total assets	440,581,720	624,442,466	957,457,827	518,391,362

LIABILITIES:
Payable for investment securities purchased	27,289,046	—	16,251,882	3,119,550
Payable for fund shares redeemed	445,124	1,604,754	972,302	426,764
Payable upon receipt of securities loaned	17,974,669	24,438,816	79,339,230	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	905,570
Payable to affiliates	293,911	407,244	630,619	370,944
Payable for trustee fees	—	—	5,376	—
Other accrued expenses and liabilities	—	—	117,503	—

Total liabilities	46,002,750	26,450,814	97,316,912	4,822,828

NET ASSETS	$394,578,970	$597,991,652	$860,140,915	$513,568,534

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$402,266,608	$813,780,444	$857,316,881	$549,859,705
Undistributed net investment income	2,371,570	10,209,632	70,797,053	24,880,154
Accumulated net realized loss	(54,405,760)	(400,433,814)	(76,030,661)	(105,143,650)
Net unrealized appreciation	44,346,552	174,435,390	8,057,642	43,972,325

NET ASSETS	$394,578,970	$597,991,652	$860,140,915	$513,568,534

+ Including securities loaned at value	$17,338,734	$23,902,234	$77,136,338	$—
* Cost of investments in securities	$348,920,783	$418,301,159	$825,616,221	$429,459,367
** Cost of short-term investments	$19,261,427	$28,413,189	$84,084,230	$18,296,946
*** Cost of foreign currencies	$13,592	$—	$103,996	$7,485,531

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
Class ADV:
Net assets	$7,828,969	$21,701,152	$14,236,360	$6,130,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	743,271	920,622	1,361,408	728,997
Net asset value and redemption price per share	$10.53	$23.57	$10.46	$8.41
Class I:
Net assets	$191,336,148	$71,263,052	$310,675,440	$297,993,830
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,643,317	2,924,888	29,105,798	34,848,199
Net asset value and redemption price per share	$10.84	$24.36	$10.67	$8.55
Class S:
Net assets	$188,835,778	$482,052,296	$525,793,102	$209,444,192
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,517,207	19,853,853	49,579,003	24,581,053
Net asset value and redemption price per share	$10.78	$24.28	$10.61	$8.52
Class S2:
Net assets	$6,578,075	$22,975,152	$9,436,013	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	618,057	951,336	891,919	n/a
Net asset value and redemption price per share	$10.64	$24.15	$10.58	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at value+*	$420,383,257	$914,639,269	$300,233,394	$210,730,394
Short-term investments**	42,294,055	38,348,523	16,671,730	65,021,677
Short-term investments at amortized cost	—	—	—	3,659,759
Cash	79,190	1,560	950	278
Cash collateral for futures	—	—	—	730,592
Foreign currencies at value***	—	—	951,667	—
Receivables:
Investment securities sold	2,724,829	13,756,394	1,298,266	118
Fund shares sold	109,992	5,337,567	1,418,158	199,929
Dividends and interest	316,983	584,484	512,887	1,284,304
Prepaid expenses	—	—	607	—
Reimbursement due from manager	—	90,070	39,379	—

Total assets	465,908,306	972,757,867	321,127,038	281,627,051

LIABILITIES:
Payable for investment securities purchased	1,778,100	17,682,562	1,439,409	—
Payable for fund shares redeemed	377,958	461,288	61,710	888,695
Payable upon receipt of securities loaned	35,645,600	18,637,449	12,769,720	48,504,283
Unrealized depreciation on swap agreements	—	—	—	304,086
Payable to affiliates	372,768	557,274	194,738	95,383
Payable for trustee fees	—	4,359	1,864	—
Other accrued expenses and liabilities	—	61,283	29,552	—

Total liabilities	38,174,426	37,404,215	14,496,993	49,792,447

NET ASSETS	$427,733,880	$935,353,652	$306,630,045	$231,834,604

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$371,017,355	$751,953,370	$356,288,522	$228,401,673
Undistributed net investment income	1,515,199	5,689,769	6,668,975	9,502,114
Accumulated net realized gain (loss)	(25,055,148)	87,381,375	(64,156,849)	(7,773,248)
Net unrealized appreciation	80,256,474	90,329,138	7,829,397	1,704,065

NET ASSETS	$427,733,880	$935,353,652	$306,630,045	$231,834,604

+ Including securities loaned at value	$34,614,241	$18,245,196	$12,426,432	$47,492,960
* Cost of investments in securities	$340,042,919	$824,279,205	$292,373,671	$208,706,237
** Cost of short-term investments	$42,518,309	$38,379,449	$16,699,720	$65,191,283
*** Cost of foreign currencies	$—	$—	$954,223	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
Class ADV:
Net assets	$13,611,077	$38,937,930	$2,372,383	$16,688,781
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	975,522	2,825,123	283,227	1,628,284
Net asset value and redemption price per share	$13.95	$13.78	$8.38	$10.25
Class I:
Net assets	$88,050,509	$605,814,243	$237,641,995	$46,138,532
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,135,718	42,483,766	28,208,467	4,415,551
Net asset value and redemption price per share	$14.35	$14.26	$8.42	$10.45
Class S:
Net assets	$288,277,229	$285,599,429	$66,615,667	$169,007,291
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,259,984	20,242,247	7,968,842	16,140,283
Net asset value and redemption price per share	$14.23	$14.11	$8.36	$10.47
Class S2:
Net assets	$37,795,065	$5,002,050	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	2,679,388	355,016	n/a	n/a
Net asset value and redemption price per share	$14.11	$14.09	n/a	n/a

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
ASSETS:
Investments in securities at value+*	$838,211,344	$94,955,457	$598,841,158	$3,647,000,201
Short-term investments**	41,640,156	709,075	7,904,196	80,863,870
Short-term investments at amortized cost	599,999	—	8,500,000	—
Cash	775,342	—	3,422,359	106,133
Cash collateral for futures	—	—	—	4,436,984
Foreign currencies at value***	7,496	—	461,110	—
Receivables:
Investment securities sold	1,817,830	—	2,527,475	427,815
Fund shares sold	41,581,475	59,078	480	27,520,249
Dividends and interest	15,116,227	121,311	1,649,174	4,688,249
Unrealized appreciation on forward foreign currency contracts	391,901	—	—	—
Upfront payments made on swap agreements	111,059	—	—	—
Unrealized appreciation on swap agreements	3,312,677	—	—	—

Total assets	943,565,506	95,844,921	623,305,952	3,765,043,501

LIABILITIES:
Payable for investment securities purchased	3,596,650	432,977	1,074,702	—
Payable for fund shares redeemed	2,597,726	—	2,972,660	2,000,859
Payable upon receipt of securities loaned	29,374,693	—	8,048,439	25,557,888
Payable for collateral received from counterparty	1,670,000	—	—	—
Unrealized depreciation on forward foreign currency contracts	263,459	—	—	—
Upfront payments received on swap agreements	1,916,963	—	—	—
Unrealized depreciation on swap agreements	1,178,472	—	—	—
Payable to affiliates	503,795	67,830	502,792	798,927

Total liabilities	41,101,758	500,807	12,598,593	28,357,674

NET ASSETS	$902,463,748	$95,344,114	$610,707,359	$3,736,685,827

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$918,077,282	$88,515,623	$631,882,263	$2,851,695,752
Undistributed net investment income	3,607,960	820,288	17,011,486	47,157,609
Accumulated net realized gain (loss)	(75,892,649)	(9,633,341)	(54,622,001)	197,897,014
Net unrealized appreciation	56,671,155	15,641,544	16,435,611	639,935,452

NET ASSETS	$902,463,748	$95,344,114	$610,707,359	$3,736,685,827

+ Including securities loaned at value	$28,466,335	$—	$7,663,375	$24,963,243
* Cost of investments in securities	$783,577,007	$79,313,981	$582,278,514	$3,009,411,273
** Cost of short-term investments	$41,872,655	$709,075	$8,048,439	$80,948,888
*** Cost of foreign currencies	$7,478	$—	$443,983	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
Class ADV:
Net assets	$40,963,088	$1,135,456	$836	$16,595,775
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,978,796	97,911	69	1,459,630
Net asset value and redemption price per share	$10.30	$11.60	$12.03	$11.37
Class I:
Net assets	$220,185,176	$34,531,017	$299,838,216	$3,653,086,615
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,383,801	2,958,954	24,525,309	315,978,706
Net asset value and redemption price per share	$10.30	$11.67	$12.23	$11.56
Class S:
Net assets	$639,959,316	$59,677,641	$306,135,570	$27,380,718
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	62,167,465	5,114,602	24,994,058	2,381,336
Net asset value and redemption price per share	$10.29	$11.67	$12.25	$11.50
Class S2:
Net assets	$1,356,168	n/a	$4,732,737	$39,622,719
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	131,548	n/a	389,051	3,461,842
Net asset value and redemption price per share	$10.31	n/a	$12.16	$11.45

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio	ING Clarion Real Estate Portfolio	ING Franklin Income Portfolio	ING Franklin Mutual Shares Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,310,397	$5,113,817	$7,180,308	$6,405,776
Interest	—	—	20,913,322	1,867,926
Securities lending income, net	3,844	28,048	153,683	—

Total investment income	2,314,241	5,141,865	28,247,313	8,273,702

EXPENSES:
Investment management fees	—	—	2,645,986	—
Unified fees	1,462,767	1,826,328	—	2,002,113
Distribution and service fees:
Class ADV	24,315	62,322	42,687	18,173
Class S	210,798	587,633	636,608	266,556
Class S2	15,274	55,518	22,926	—
Transfer agent fees	—	—	588	—
Administrative service fees	—	—	420,331	—
Shareholder reporting expense	—	—	39,030	—
Professional fees	—	—	32,177	—
Custody and accounting expense	—	—	51,276	—
Trustee fees	6,870	13,305	12,350	12,532
Miscellaneous expense	—	—	14,784	—
Interest expense	603	—	—	40

Total expenses	1,720,627	2,545,106	3,918,743	2,299,414
Net waived and reimbursed fees	(19,539)	(140,818)	(13,123)	(3,635)
Brokerage commission recapture	—	(140)	—	—

Net expenses	1,701,088	2,404,148	3,905,620	2,295,779

Net investment income	613,153	2,737,717	24,341,693	5,977,923

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	32,067,061	39,827,669	4,441,617	5,194,556
Foreign currency related transactions	—	—	35,134	(7,631,841)

Net realized gain (loss)	32,067,061	39,827,669	4,476,751	(2,437,285)

Net change in unrealized appreciation or depreciation on:
Investments	2,076,255	15,555,100	17,746,362	25,131,555
Foreign currency related transactions	1,634	—	14,751	1,605,534

Net change in unrealized appreciation or depreciation	2,077,889	15,555,100	17,761,113	26,737,089

Net realized and unrealized gain	34,144,950	55,382,769	22,237,864	24,299,804

Increase in net assets resulting from operations	$34,758,103	$58,120,486	$46,579,557	$30,277,727

* Foreign taxes withheld	$1,680	$12,161	$118,124	$282,023

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio	ING Large Cap Growth Portfolio	ING Large Cap Value Portfolio	ING Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,260,447	$6,151,737	$4,675,479	$4,964
Interest	896	—	—	2,638,973
Securities lending income, net	88,936	1,804	72,959	21,754

Total investment income	2,350,279	6,153,541	4,748,438	2,665,691

EXPENSES:
Investment management fees	—	2,315,145	929,872	—
Unified fees	1,866,952	—	—	329,085
Distribution and service fees:
Class ADV	38,374	94,167	6,970	48,450
Class S	364,446	314,394	70,798	217,335
Class S2	95,536	8,304	—	—
Transfer agent fees	—	726	127	—
Administrative service fees	—	420,931	143,095	—
Shareholder reporting expense	—	28,700	16,474	—
Professional fees	—	42,054	10,957	—
Custody and accounting expense	—	31,636	15,544	—
Trustee fees	8,864	10,660	5,250	5,122
Miscellaneous expense	—	12,699	15,275	—
Interest expense	—	—	167	180

Total expenses	2,374,172	3,279,416	1,214,529	600,172
Net waived and reimbursed fees	(26,782)	(354,210)	(152,477)	(9,690)
Brokerage commission recapture	—	—	(1,324)	—

Net expenses	2,347,390	2,925,206	1,060,728	590,482

Net investment income	2,889	3,228,335	3,687,710	2,075,209

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,535,033	29,388,605	22,250,409	1,368,959
Foreign currency related transactions	—	(316)	29,369	—
Futures	(199,982)	—	—	63,292
Swaps	—	—	—	(131,058)

Net realized gain	21,335,051	29,388,289	22,279,778	1,301,193

Net change in unrealized appreciation or depreciation on:
Investments	13,160,500	24,457,811	(15,545,660)	(123,153)
Foreign currency related transactions	—	—	(2,336)	—
Futures	88,673	—	—	(309,308)
Swaps	—	—	—	(162,538)

Net change in unrealized appreciation or depreciation	13,249,173	24,457,811	(15,547,996)	(594,999)

Net realized and unrealized gain	34,584,224	53,846,100	6,731,782	706,194

Increase in net assets resulting from operations	$34,587,113	$57,074,435	$10,419,492	$2,781,403

* Foreign taxes withheld	$246	$7,176	$44,746	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING PIMCO High Yield Portfolio	ING Pioneer Fund Portfolio	ING Templeton Global Growth Portfolio	ING U.S. Stock Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$77,356	$1,028,597	$10,249,042	$37,749,976
Interest	34,346,571	—	1,731	—
Securities lending income, net	30,224	—	467,227	181,993

Total investment income	34,454,151	1,028,597	10,718,000	37,931,969

EXPENSES:
Unified fees	2,164,773	349,429	2,691,167	4,965,113
Distribution and service fees:
Class ADV	126,358	3,504	4	52,967
Class S	807,777	75,787	385,565	33,089
Class S2	1,088	—	12,304	92,908
Trustee fees	21,135	1,726	12,312	86,404
Interest expense	2,835	480	62	881

Total expenses	3,123,966	430,926	3,101,414	5,231,362
Net waived and reimbursed fees	(25,490)	(701)	(2,461)	(35,442)
Brokerage commission recapture	—	(793)	(929)	—

Net expenses	3,098,476	429,432	3,098,024	5,195,920

Net investment income	31,355,675	599,165	7,619,976	32,736,049

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	14,526,264	2,011,888	29,124,467	99,003,542
Foreign currency related transactions	(2,015,712)	(5,827)	(7,507)	—
Futures	—	—	—	1,395,891
Swaps	2,713,579	—	—	—

Net realized gain	15,224,131	2,006,061	29,116,960	100,399,433

Net change in unrealized appreciation or depreciation on:
Investments	(6,620,795)	1,647,069	13,588,221	82,561,761
Foreign currency related transactions	(912,556)	(592)	(13,587)	—
Futures	—	—	—	2,184,612
Swaps	(1,701,137)	—	—	—

Net change in unrealized appreciation or depreciation	(9,234,488)	1,646,477	13,574,634	84,746,373

Net realized and unrealized gain	5,989,643	3,652,538	42,691,594	185,145,806

Increase in net assets resulting from operations	$37,345,318	$4,251,703	$50,311,570	$217,881,855

* Foreign taxes withheld	$—	$11,182	$933,177	$—

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Large Cap Growth Portfolio		ING Clarion Real Estate Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$613,153	$1,757,045	$2,737,717	$7,471,327
Net realized gain	32,067,061	29,538,705	39,827,669	84,245,156
Net change in unrealized appreciation or depreciation	2,077,889	7,508,578	15,555,100	30,799,302

Increase in net assets resulting from operations	34,758,103	38,804,328	58,120,486	122,515,785

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(772)	—	(125,823)
Class I	—	(784,136)	—	(1,770,221)
Class S	—	(387,850)	—	(14,439,641)
Class S2	—	(6,889)	—	(646,490)

Total distributions	—	(1,179,647)	—	(16,982,175)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,559,927	46,183,135	54,171,657	60,967,850
Reinvestment of distributions	—	1,179,647	—	16,982,175

	59,559,927	47,362,782	54,171,657	77,950,025
Cost of shares redeemed	(29,736,023)	(73,993,412)	(61,003,910)	(97,926,435)

Net increase (decrease) in net assets resulting from capital share transactions	29,823,904	(26,630,630)	(6,832,253)	(19,976,410)

Net increase in net assets	64,582,007	10,994,051	51,288,233	85,557,200

NET ASSETS:
Beginning of period	329,996,963	319,002,912	546,703,419	461,146,219

End of period	$394,578,970	$329,996,963	$597,991,652	$546,703,419

Undistributed net investment income at end of period	$2,371,570	$1,758,417	$10,209,632	$7,471,915

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Income Portfolio		ING Franklin Mutual Shares Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$24,341,693	$43,050,089	$5,977,923	$14,358,966
Net realized gain (loss)	4,476,751	12,444,907	(2,437,285)	4,915,302
Net change in unrealized appreciation or depreciation	17,761,113	39,723,220	26,737,089	34,570,491

Increase in net assets resulting from operations	46,579,557	95,218,216	30,277,727	53,844,759

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(112,964)	—	(7,479)
Class I	—	(16,067,843)	—	(1,778,481)
Class S	—	(24,449,479)	—	(863,481)
Class S2	—	(386,467)	—	—

Total distributions	—	(41,016,753)	—	(2,649,441)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,237,442	71,749,682	12,204,514	35,231,202
Reinvestment of distributions	—	41,016,753	—	2,649,441

	55,237,442	112,766,435	12,204,514	37,880,643
Cost of shares redeemed	(47,639,670)	(140,888,721)	(35,146,623)	(69,034,426)

Net increase (decrease) in net assets resulting from capital share transactions	7,597,772	(28,122,286)	(22,942,109)	(31,153,783)

Net increase in net assets	54,177,329	26,079,177	7,335,618	20,041,535

NET ASSETS:
Beginning of period	805,963,586	779,884,409	506,232,916	486,191,381

End of period	$860,140,915	$805,963,586	$513,568,534	$506,232,916

Undistributed net investment income at end of period	$70,797,053	$46,455,360	$24,880,154	$18,902,231

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Small Cap Core Equity Portfolio		ING Large Cap Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,889	$1,736,256	$3,228,335	$2,462,210
Net realized gain	21,335,051	11,590,610	29,388,289	63,725,863
Net change in unrealized appreciation or depreciation	13,249,173	67,727,043	24,457,811	(10,697,604)

Increase in net assets resulting from operations	34,587,113	81,053,909	57,074,435	55,490,469

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10,739)	—	(10,633)
Class I	—	(349,094)	—	(1,158,628)
Class S	—	(622,810)	—	(377,920)
Class S2	—	(39,312)	—	(267)

Total distributions	—	(1,021,955)	—	(1,547,448)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,863,522	121,248,937	109,701,835	93,747,734
Proceeds from shares issued in merger (Note 10)	—	—	399,056,292	—
Reinvestment of distributions	—	1,021,955	—	1,547,448

	43,863,522	122,270,892	508,758,127	95,295,182
Cost of shares redeemed	(75,726,598)	(62,913,753)	(70,409,413)	(88,630,119)

Net increase (decrease) in net assets resulting from capital share transactions	(31,863,076)	59,357,139	438,348,714	6,665,063

Net increase in net assets	2,724,037	139,389,093	495,423,149	60,608,084

NET ASSETS:
Beginning of period	425,009,843	285,620,750	439,930,503	379,322,419

End of period	$427,733,880	$425,009,843	$935,353,652	$439,930,503

Undistributed net investment income at end of period	$1,515,199	$1,512,310	$5,689,769	$2,461,434

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Large Cap Value Portfolio		ING Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$3,687,710	$3,012,425	$2,075,209	$7,411,177
Net realized gain	22,279,778	752,096	1,301,193	3,680,661
Net change in unrealized appreciation or depreciation	(15,547,996)	19,914,896	(594,999)	(1,063,040)

Increase in net assets resulting from operations	10,419,492	23,679,417	2,781,403	10,028,798

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(16)	—	(45,473)
Class I	—	(3,391,333)	—	(6,577,039)
Class S	—	(65)	—	(6,943,808)

Total distributions	—	(3,391,414)	—	(13,566,320)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,960,127	4,430,306	22,977,119	126,970,145
Proceeds from shares issued in merger (Note 10)	158,094,522	—	—	—
Reinvestment of distributions	—	3,391,398	—	13,566,320

	169,054,649	7,821,704	22,977,119	140,536,465
Cost of shares redeemed	(15,830,503)	(14,496,288)	(42,568,374)	(198,353,684)

Net increase (decrease) in net assets resulting from capital share transactions	153,224,146	(6,674,584)	(19,591,255)	(57,817,219)

Net increase (decrease) in net assets	163,643,638	13,613,419	(16,809,852)	(61,354,741)

NET ASSETS:
Beginning of period	142,986,407	129,372,988	248,644,456	309,999,197

End of period	$306,630,045	$142,986,407	$231,834,604	$248,644,456

Undistributed net investment income at end of period	$6,668,975	$2,981,265	$9,502,114	$7,426,905

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO High Yield Portfolio		ING Pioneer Fund Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$31,355,675	$49,431,069	$599,165	$1,007,538
Net realized gain	15,224,131	25,024,262	2,006,061	2,143,411
Net change in unrealized appreciation or depreciation	(9,234,488)	21,001,970	1,646,477	9,521,289

Increase in net assets resulting from operations	37,345,318	95,457,301	4,251,703	12,672,238

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,050,107)	(684,672)	—	(5,227)
Class I	(7,087,443)	(13,219,158)	—	(404,143)
Class S	(21,380,394)	(40,340,031)	—	(599,617)
Class S2	(13,738)	(215)	—	—

Total distributions	(29,531,682)	(54,244,076)	—	(1,008,987)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	131,992,084	419,763,161	6,747,124	14,881,130
Reinvestment of distributions	29,531,682	54,244,020	—	1,008,987

	161,523,766	474,007,181	6,747,124	15,890,117
Cost of shares redeemed	(192,309,400)	(119,469,074)	(12,861,246)	(14,372,252)

Net increase (decrease) in net assets resulting from capital share transactions	(30,785,634)	354,538,107	(6,114,122)	1,517,865

Net increase (decrease) in net assets	(22,971,998)	395,751,332	(1,862,419)	13,181,116

NET ASSETS:
Beginning of period	925,435,746	529,684,414	97,206,533	84,025,417

End of period	$902,463,748	$925,435,746	$95,344,114	$97,206,533

Undistributed net investment income at end of period	$3,607,960	$1,783,967	$820,288	$221,123

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton Global Growth Portfolio		ING U.S. Stock Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$7,619,976	$8,907,028	$32,736,049	$64,922,913
Net realized gain	29,116,960	6,150,856	100,399,433	113,277,546
Net change in unrealized appreciation or depreciation	13,574,634	28,131,199	84,746,373	327,551,002

Increase in net assets resulting from operations	50,311,570	43,189,083	217,881,855	505,751,461

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9)	—	(119,240)
Class I	—	(5,119,746)	—	(54,309,046)
Class S	—	(4,378,354)	—	(310,993)
Class S2	—	(64,119)	—	(351,089)

Total distributions	—	(9,562,228)	—	(55,090,368)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,473,004	39,174,573	422,852,355	1,090,864,203
Reinvestment of distributions	—	9,562,219	—	55,090,368

	17,473,004	48,736,792	422,852,355	1,145,954,571
Cost of shares redeemed	(52,859,988)	(92,448,473)	(617,040,345)	(1,411,163,486)

Net decrease in net assets resulting from capital share transactions	(35,386,984)	(43,711,681)	(194,187,990)	(265,208,915)

Net increase (decrease) in net assets	14,924,586	(10,084,826)	23,693,865	185,452,178

NET ASSETS:
Beginning of period	595,782,773	605,867,599	3,712,991,962	3,527,539,784

End of period	$610,707,359	$595,782,773	$3,736,685,827	$3,712,991,962

Undistributed net investment income at end of period	$17,011,486	$9,391,510	$47,157,609	$14,421,560

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING BlackRock Large Cap Growth Portfolio
Class ADV
06-30-11	9.55	(0.02)		1.00	0.98	—		—	—	—		10.53	10.26	1.55	1.40		1.40		(0.13)		7,829	79
12-31-10	8.45	0.00	*	1.10	1.10	(0.00	)*	—	—	(0.00	)*	9.55	13.04	1.56	1.41	†	1.41	†	0.13	†	5,695	200
12-31-09	6.52	(0.00	)*	1.93	1.93	—		—	—	—		8.45	29.60	1.56	1.36	†	1.36	†	(0.05	)†	3,849	231
12-31-08	12.15	(0.01)		(4.44)	(4.45)	—		1.18	—	1.18		6.52	(39.24)	1.56	1.26	†	1.26	†	(0.13	)†	2,962	156
12-31-07	11.42	(0.04)		0.77	0.73	—		—	—	—		12.15	6.39	1.55	1.29		1.29		(0.33)		5,943	195
12-31-06	11.48	(0.03)		0.79	0.76	—		0.82	—	0.82		11.42	6.73	1.55	1.36		1.36		(0.39)		4,825	139
Class I
06-30-11	9.80	0.02		1.02	1.04	—		—	—	—		10.84	10.61	0.80	0.80		0.80		0.46		191,336	79
12-31-10	8.67	0.06		1.11	1.17	0.04		—	—	0.04		9.80	13.60	0.81	0.81	†	0.81	†	0.68	†	172,451	200
12-31-09	6.68	0.04		1.99	2.03	0.04		—	—	0.04		8.67	30.58	0.81	0.76	†	0.76	†	0.55	†	167,466	231
12-31-08	12.38	0.05		(4.55)	(4.50)	0.02		1.18	—	1.20		6.68	(38.94)	0.81	0.66	†	0.66	†	0.48	†	137,725	156
12-31-07	11.56	0.02		0.80	0.82	—		—	—	—		12.38	7.09	0.80	0.66		0.66		0.27		264,011	195
04-28-06(4) - 12-31-06	11.97	0.02		0.39	0.41	—		0.82	—	0.82		11.56	3.54	0.80	0.76		0.76		0.21		1,464	139
Class S
06-30-11	9.76	0.00	*	1.02	1.02	—		—	—	—		10.78	10.45	1.05	1.04		1.04		0.23		188,836	79
12-31-10	8.63	0.04		1.11	1.15	0.02		—	—	0.02		9.76	13.42	1.06	1.04	†	1.04	†	0.44	†	146,392	200
12-31-09	6.65	0.02		1.98	2.00	0.02		—	—	0.02		8.63	30.20	1.06	1.01	†	1.01	†	0.31	†	143,730	231
12-31-08	12.33	0.02		(4.52)	(4.50)	—		1.18	—	1.18		6.65	(39.06)	1.06	0.91	†	0.91	†	0.25	†	104,114	156
12-31-07	11.55	0.00	*	0.78	0.78	—		—	—	—		12.33	6.75	1.05	0.94		0.94		0.02		165,538	195
12-31-06	11.56	(0.01)		0.82	0.81	—		0.82	—	0.82		11.55	7.12	1.05	1.01		1.01		(0.08)		153,064	139
Class S2
06-30-11	9.64	(0.00	)*	1.00	1.00	—		—	—	—		10.64	10.37	1.30	1.20		1.20		0.07		6,578	79
12-31-10	8.53	0.02		1.10	1.12	0.01		—	—	0.01		9.64	13.21	1.31	1.21	†	1.21	†	0.32	†	5,459	200
12-31-09	6.56	0.01		1.96	1.97	—		—	—	—		8.53	30.03	1.31	1.16	†	1.16	†	0.16	†	3,957	231
12-31-08	12.21	0.01		(4.48)	(4.47)	—		1.18	—	1.18		6.56	(39.21)	1.31	1.06	†	1.06	†	0.06	†	3,174	156
12-31-07	11.45	(0.01)		0.77	0.76	—		—	—	—		12.21	6.64	1.30	1.06		1.06		(0.14)		8,280	195
05-26-06(5) - 12-31-06	11.37	(0.01)		0.91	0.90	—		0.82	—	0.82		11.45	8.03	1.30	1.16		1.16		(0.12)		12	139
01-01-05(5) - 10-03-05	10.44	(0.04)		0.52	0.48	—		—	—	—		10.92	4.60	1.32	1.20		1.20		(0.52)		2,294	78

ING Clarion Real Estate Portfolio
Class ADV
06-30-11	21.32	0.08	•	2.17	2.25	—		—	—	—		23.57	10.55	1.39	1.20		1.20		0.68		21,701	16
12-31-10	17.34	0.27	•	4.40	4.67	0.69		—	—	0.69		21.32	27.57	1.40	1.21	†	1.21	†	1.37	†	11,045	49
12-31-09	13.77	0.37	•	4.07	4.44	0.52		0.35	—	0.87		17.34	35.38	1.41	1.23	†	1.23	†	2.79	†	1,391	91
12-31-08	28.02	0.47	•	(9.82)	(9.35)	0.32		4.58	—	4.90		13.77	(38.73)	1.40	1.24	†	1.24	†	2.08	†	931	53
12-31-07	38.58	0.42	•	(6.66)	(6.24)	0.45		3.87	—	4.32		28.02	(18.02)	1.39	1.24		1.24		1.23		848	40
04-17-06(4) - 12-31-06	33.28	0.22	•	8.33	8.55	0.52		2.73	—	3.25		38.58	27.48	1.40	1.25		1.25		0.88		548	28

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Clarion Real Estate Portfolio (Continued)
Class I
06-30-11	21.97	0.14	•	2.25	2.39	—	—	—	—	24.36	10.88	0.64	0.60		0.60		1.23		71,263	16
12-31-10	17.78	0.35	•	4.56	4.91	0.72	—	—	0.72	21.97	28.28	0.65	0.61	†	0.61	†	1.75	†	56,759	49
12-31-09	14.13	0.46	•	4.17	4.63	0.63	0.35	—	0.98	17.78	36.29	0.66	0.63	†	0.63	†	3.59	†	44,956	91
12-31-08	28.55	0.58	•	(10.01)	(9.43)	0.41	4.58	—	4.99	14.13	(38.36)	0.65	0.64	†	0.64	†	2.58	†	370,871	53
12-31-07	39.06	0.72	•	(6.85)	(6.13)	0.51	3.87	—	4.38	28.55	(17.52)	0.64	0.64		0.64		2.05		337,942	40
12-31-06	31.11	0.65	•	10.55	11.20	0.52	2.73	—	3.25	39.06	37.95	0.65	0.65		0.65		1.84		224,507	28
Class S
06-30-11	21.92	0.11	•	2.25	2.36	—	—	—	—	24.28	10.77	0.89	0.85		0.85		0.94		482,052	16
12-31-10	17.75	0.29	•	4.57	4.86	0.69	—	—	0.69	21.92	27.98	0.90	0.86	†	0.86	†	1.48	†	457,721	49
12-31-09	14.08	0.46		4.13	4.59	0.57	0.35	—	0.92	17.75	35.89	0.91	0.88	†	0.88	†	3.14	†	395,965	91
12-31-08	28.41	0.52	•	(9.97)	(9.45)	0.30	4.58	—	4.88	14.08	(38.51)	0.90	0.89	†	0.89	†	2.17	†	324,906	53
12-31-07	38.89	0.44	•	(6.64)	(6.20)	0.41	3.87	—	4.28	28.41	(17.74)	0.89	0.89		0.89		1.22		644,502	40
12-31-06	30.98	0.41	•	10.67	11.08	0.44	2.73	—	3.17	38.89	37.63	0.90	0.90		0.90		1.19		1,025,126	28
Class S2
06-30-11	21.82	0.09	•	2.24	2.33	—	—	—	—	24.15	10.68	1.14	1.00		1.00		0.80		22,975	16
12-31-10	17.68	0.26	•	4.54	4.80	0.66	—	—	0.66	21.82	27.75	1.15	1.01	†	1.01	†	1.33	†	21,179	49
12-31-09	14.01	0.40	•	4.16	4.56	0.54	0.35	—	0.89	17.68	35.70	1.16	1.03	†	1.03	†	3.00	†	18,835	91
12-31-08	28.28	0.48	•	(9.92)	(9.44)	0.25	4.58	—	4.83	14.01	(38.60)	1.15	1.04	†	1.04	†	2.03	†	15,855	53
12-31-07	38.74	0.41	•	(6.63)	(6.22)	0.37	3.87	—	4.24	28.28	(17.85)	1.14	1.04		1.04		1.16		30,577	40
12-31-06	30.91	0.38	•	10.61	10.99	0.43	2.73	—	3.16	38.74	37.41	1.15	1.05		1.05		1.09		40,991	28

ING Franklin Income Portfolio
Class ADV
06-30-11	9.91	0.28	•	0.27	0.55	—	—	—	—	10.46	5.55	1.52	1.37		1.37		5.40		14,236	10
12-31-10	9.33	0.48	•	0.64	1.12	0.54	—	—	0.54	9.91	12.51	1.53	1.36	†	1.36	†	5.12	†	7,830	48
12-31-09	7.58	0.46	•	1.81	2.27	0.52	—	—	0.52	9.33	31.13	1.55	1.34		1.34		5.64		1	48
12-31-08	11.12	0.63		(3.85)	(3.22)	0.24	0.08	—	0.32	7.58	(29.64)	1.53	1.34		1.34		6.48		1	38
12-31-07	11.02	0.55		(0.31)	0.24	0.12	0.02	—	0.14	11.12	2.17	1.53	1.34		1.34		5.03		1	30
12-29-06(4) - 12-31-06	11.02	(0.00	)*	—	(0.00)*	—	—	—	—	11.02	—	1.55	1.34		1.34		(1.34)		1	9
Class I
06-30-11	10.08	0.31	•	0.28	0.59	—	—	—	—	10.67	5.85	0.77	0.77		0.77		5.95		310,675	10
12-31-10	9.42	0.55	•	0.65	1.20	0.54	—	—	0.54	10.08	13.25	0.78	0.76	†	0.76	†	5.70	†	308,236	48
12-31-09	7.67	0.53	•	1.82	2.35	0.60	—	—	0.60	9.42	32.03	0.80	0.74		0.74		6.32		306,057	48
12-31-08	11.23	0.69	•	(3.85)	(3.16)	0.32	0.08	—	0.40	7.67	(28.92)	0.78	0.74		0.74		7.17		252,264	38
12-31-07	11.05	0.67	•	(0.35)	0.32	0.12	0.02	—	0.14	11.23	2.89	0.78	0.74		0.74		5.90		197,597	30
04-28-06(4) - 12-31-06	10.00	0.35	•	0.70	1.05	—	—	—	—	11.05	10.50	0.80	0.74		0.74		5.01		25,465	9

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Franklin Income Portfolio (Continued)
Class S
06-30-11	10.03	0.27		0.31	0.58	—	—		—	—		10.61	5.78	1.02	1.02		1.02		5.71		525,793	10
12-31-10	9.38	0.52	•	0.65	1.17	0.52	—		—	0.52		10.03	12.97	1.03	1.01	†	1.01	†	5.45	†	480,911	48
12-31-09	7.65	0.50	•	1.81	2.31	0.58	—		—	0.58		9.38	31.51	1.05	0.99		0.99		6.06		465,967	48
12-31-08	11.19	0.66	•	(3.82)	(3.16)	0.30	0.08		—	0.38		7.65	(28.98)	1.03	0.99		0.99		6.81		310,156	38
12-31-07	11.03	0.62	•	(0.32)	0.30	0.12	0.02		—	0.14		11.19	2.66	1.03	0.99		0.99		5.44		372,497	30
04-28-06(4) - 12-31-06	10.00	0.35	•	0.68	1.03	—	—		—	—		11.03	10.30	1.05	0.99		0.99		4.82		177,754	9
Class S2
06-30-11	10.01	0.29		0.28	0.57	—	—		—	—		10.58	5.69	1.27	1.17		1.17		5.55		9,436	10
12-31-10	9.36	0.49		0.66	1.15	0.50	—		—	0.50		10.01	12.80	1.28	1.16	†	1.16	†	5.30	†	8,986	48
12-31-09	7.63	0.45		1.84	2.29	0.56	—		—	0.56		9.36	31.27	1.30	1.14		1.14		5.90		7,860	48
12-31-08	11.17	0.72		(3.89)	(3.17)	0.29	0.08		—	0.37		7.63	(29.11)	1.28	1.14		1.14		6.57		5,878	38
12-31-07	11.02	0.60	•	(0.31)	0.29	0.12	0.02		—	0.14		11.17	2.56	1.28	1.14		1.14		5.32		9,017	30
05-03-06(4) - 12-31-06	9.99	0.33	•	0.70	1.03	—	—		—	—		11.02	10.31	1.30	1.14		1.14		4.57		2,917	9

ING Franklin Mutual Shares Portfolio
Class ADV
06-30-11	7.95	0.06	•	0.38	0.46	—	—		—	—		8.41	5.79	1.53	1.38		1.38		1.90		6,131	17
12-31-10	7.20	0.18	•	0.62	0.80	0.05	—		—	0.05		7.95	11.15	1.53	1.38		1.38		2.46		3,717	34
12-31-09	5.73	0.06		1.42	1.48	0.01	—		—	0.01		7.20	25.82	1.54	1.39		1.39		1.07		1	57
12-31-08	9.63	0.10		(3.77)	(3.67)	0.22	0.01		—	0.23		5.73	(38.07)	1.53	1.38		1.38		1.25		1	43
04-30-07(4) - 12-31-07	10.00	0.07	•	(0.44)	(0.37)	—	0.00	*	—	0.00	*	9.63	(3.67)	1.53	1.38		1.38		0.98		1	17
Class I
06-30-11	8.06	0.10	•	0.39	0.49	—	—		—	—		8.55	6.08	0.78	0.78		0.78		2.44		297,994	17
12-31-10	7.25	0.23	•	0.63	0.86	0.05	—		—	0.05		8.06	11.91	0.78	0.78		0.78		3.08		292,796	34
12-31-09	5.73	0.12		1.41	1.53	0.01	—		—	0.01		7.25	26.70	0.79	0.79		0.79		1.88		290,087	57
12-31-08	9.67	0.15	•	(3.79)	(3.64)	0.29	0.01		—	0.30		5.73	(37.61)	0.78	0.78		0.78		1.88		229,057	43
04-30-07(4) - 12-31-07	10.00	0.10	•	(0.42)	(0.32)	0.01	—		—	0.01		9.67	(3.19)	0.78	0.78		0.78		1.48		175,811	17
Class S
06-30-11	8.04	0.09	•	0.39	0.48	—	—		—	—		8.52	5.97	1.03	1.03		1.03		2.19		209,444	17
12-31-10	7.24	0.21	•	0.62	0.83	0.03	—		—	0.03		8.04	11.54	1.03	1.03		1.03		2.84		209,719	34
12-31-09	5.73	0.10		1.42	1.52	0.01	—		—	0.01		7.24	26.52	1.04	1.04		1.04		1.63		196,104	57
12-31-08	9.66	0.13		(3.78)	(3.65)	0.27	0.01		—	0.28		5.73	(37.77)	1.03	1.03		1.03		1.64		153,125	43
04-30-07(4) - 12-31-07	10.00	0.05	•	(0.39)	(0.34)	—	0.00	*	—	0.00	*	9.66	(3.37)	1.03	1.03		1.03		0.81		217,507	17

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-11	12.90	(0.02	)•	1.07	1.05	—		—	—	—	13.95	8.14	1.63	1.48		1.48		(0.34)		13,611	21
12-31-10	10.24	0.03	•	2.65	2.68	0.02		—	—	0.02	12.90	26.27	1.63	1.48	†	1.48	†	0.29	†	7,587	42
12-31-09	8.29	(0.00	)*	2.17	2.17	0.01		0.21	—	0.22	10.24	26.74	1.64	1.48	†	1.48	†	0.07	†	2,523	46
12-31-08	13.09	0.02		(3.72)	(3.70)	0.00	*	1.10	—	1.10	8.29	(30.14)	1.63	1.46	†	1.46	†	0.15	†	1,619	62
12-31-07	14.10	0.03	•	(0.23)	(0.20)	0.02		0.79	—	0.81	13.09	(2.09)	1.63	1.45		1.45		0.23		2,602	47
12-31-06	12.44	(0.01)		2.00	1.99	—		0.33	—	0.33	14.10	16.24	1.63	1.46		1.46		(0.04)		1,954	43
Class I
06-30-11	13.23	0.02		1.10	1.12	—		—	—	—	14.35	8.47	0.88	0.88		0.88		0.22		88,051	21
12-31-10	10.46	0.08		2.74	2.82	0.05		—	—	0.05	13.23	27.07	0.88	0.88	†	0.88	†	0.68	†	87,387	42
12-31-09	8.46	0.05	•	2.23	2.28	0.07		0.21	—	0.28	10.46	27.59	0.89	0.88	†	0.88	†	0.59	†	75,550	46
12-31-08	13.36	0.06		(3.77)	(3.71)	0.09		1.10	—	1.19	8.46	(29.74)	0.88	0.86	†	0.86	†	0.77	†	113,694	62
12-31-07	14.33	0.12		(0.25)	(0.13)	0.05		0.79	—	0.84	13.36	(1.56)	0.88	0.85		0.85		0.81		117,034	47
12-31-06	12.57	0.06		2.04	2.10	0.01		0.33	—	0.34	14.33	16.95	0.88	0.86		0.86		0.50		131,532	43
Class S
06-30-11	13.14	0.00	*	1.09	1.09	—		—	—	—	14.23	8.30	1.13	1.13		1.13		(0.03)		288,277	21
12-31-10	10.40	0.04		2.73	2.77	0.03		—	—	0.03	13.14	26.72	1.13	1.13	†	1.13	†	0.50	†	291,400	42
12-31-09	8.40	0.04		2.21	2.25	0.04		0.21	—	0.25	10.40	27.34	1.14	1.13	†	1.13	†	0.41	†	173,314	46
12-31-08	13.27	0.07		(3.79)	(3.72)	0.05		1.10	—	1.15	8.40	(29.95)	1.13	1.11	†	1.11	†	0.49	†	138,139	62
12-31-07	14.23	0.08		(0.23)	(0.15)	0.02		0.79	—	0.81	13.27	(1.69)	1.13	1.10		1.10		0.56		251,078	47
12-31-06	12.51	0.03		2.02	2.05	—		0.33	—	0.33	14.23	16.63	1.13	1.11		1.11		0.25		248,675	43
Class S2
06-30-11	13.03	(0.01)		1.09	1.08	—		—	—	—	14.11	8.29	1.38	1.28		1.28		(0.18)		37,795	21
12-31-10	10.31	0.04		2.69	2.73	0.01		—	—	0.01	13.03	26.53	1.38	1.28	†	1.28	†	0.28	†	38,636	42
12-31-09	8.33	0.03		2.18	2.21	0.02		0.21	—	0.23	10.31	27.06	1.39	1.28	†	1.28	†	0.25	†	34,234	46
12-31-08	13.16	0.05		(3.75)	(3.70)	0.03		1.10	—	1.13	8.33	(30.03)	1.38	1.26	†	1.26	†	0.34	†	30,011	62
12-31-07	14.13	0.06		(0.24)	(0.18)	—		0.79	—	0.79	13.16	(1.90)	1.38	1.25		1.25		0.41		50,954	47
12-31-06	12.44	0.01		2.01	2.02	—		0.33	—	0.33	14.13	16.48	1.38	1.26		1.26		0.09		54,106	43

ING Large Cap Growth Portfolio
Class ADV
06-30-11	12.86	0.02	•	0.90	0.92	—		—	—	—	13.78	7.15	1.43	1.20		1.20		0.31		38,938	43
12-31-10	11.34	0.04	•	1.53	1.57	0.05		—	—	0.05	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8,618	134
12-31-09	8.01	0.02		3.31	3.33	—		—	—	—	11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
12-31-08	12.65	0.03		(3.32)	(3.29)	—		1.35	—	1.35	8.01	(27.86)	1.35	1.20	†	1.19	†	0.33	†	1	46
12-31-07	11.52	(0.03	)•	1.31	1.28	0.04		0.11	—	0.15	12.65	11.09	1.35	1.20		1.19		(0.20)		1	30
12-29-06(4) - 12-31-06	11.52	(0.00	)*	—	(0.00)*	—		—	—	—	11.52	—	1.35	1.20		1.18		(1.18)		1	123

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Large Cap Growth Portfolio (Continued)
Class I
06-30-11	13.27	0.06	•	0.93	0.99	—		—	—	—	14.26	7.46	0.68	0.60		0.60		0.86		605,814	43
12-31-10	11.63	0.09		1.60	1.69	0.05		—	—	0.05	13.27	14.59	0.62	0.60	†	0.60	†	0.69	†	299,170	134
12-31-09	8.19	0.07	•	3.42	3.49	0.05		—	—	0.05	11.63	42.73	0.61	0.60	†	0.60	†	0.68	†	282,862	19
12-31-08	12.88	0.10		(3.38)	(3.28)	0.06		1.35	—	1.41	8.19	(27.34)	0.60	0.60	†	0.59	†	0.89	†	120,012	46
12-31-07	11.64	0.05	•	1.34	1.39	0.04		0.11	—	0.15	12.88	11.92	0.60	0.60		0.59		0.41		186,021	30
12-31-06	10.99	0.04		0.61	0.65	—		—	—	—	11.64	5.91	0.60	0.60		0.58		0.31		190,233	123
Class S
06-30-11	13.14	0.04	•	0.93	0.97	—		—	—	—	14.11	7.38	0.93	0.85		0.85		0.62		285,599	43
12-31-10	11.54	0.04		1.60	1.64	0.04		—	—	0.04	13.14	14.25	0.87	0.85	†	0.85	†	0.45	†	131,155	134
12-31-09	8.14	0.04	•	3.40	3.44	0.04		—	—	0.04	11.54	42.45	0.86	0.85	†	0.85	†	0.41	†	95,580	19
12-31-08	12.80	0.07	•	(3.36)	(3.29)	0.02		1.35	—	1.37	8.14	(27.55)	0.85	0.85	†	0.84	†	0.67	†	9,156	46
12-31-07	11.57	0.03		1.32	1.35	0.01		0.11	—	0.12	12.80	11.65	0.85	0.85		0.84		0.17		8,688	30
12-31-06	10.96	0.01		0.60	0.61	—		—	—	—	11.57	5.57	0.85	0.85		0.83		0.07		10,618	123
Class S2
06-30-11	13.13	0.03	•	0.93	0.96	—		—	—	—	14.09	7.31	1.18	1.00		1.00		0.50		5,002	43
12-31-10	11.51	0.04		1.58	1.62	—		—	—	—	13.13	14.11	1.12	1.00	†	1.00	†	0.30	†	988	134
12-31-09	8.10	0.03	•	3.38	3.41	0.00	*	—	—	—	11.51	42.11	1.11	1.00	†	1.00	†	0.37	†	879	19
12-31-08	12.74	0.06		(3.35)	(3.29)	0.00	*	1.35	—	1.35	8.10	(27.63)	1.10	1.00	†	0.99	†	0.49	†	802	46
12-31-07	11.52	0.00	•*	1.33	1.33	—		0.11	—	0.11	12.74	11.52	1.10	1.00		0.99		0.02		1,301	30
12-31-06	10.93	(0.01)		0.60	0.59	—		—	—	—	11.52	5.40	1.10	1.00		0.98		(0.08)		1,331	123

ING Large Cap Value Portfolio
Class ADV
06-30-11	8.05	0.09	•	0.24	0.33	—		—	—	—	8.38	4.10	1.54	1.29		1.29		2.11		2,372	65
12-31-10	6.92	0.12		1.17	1.29	0.16		—	—	0.16	8.05	18.96	1.54	1.29	†	1.29	†	1.61	†	1	19
12-31-09	6.18	0.14		0.60	0.74	—		—	—	—	6.92	11.97	1.58	1.29	†	1.28	†	2.37	†	1	34
12-31-08	9.18	0.20		(3.00)	(2.80)	0.19		—	0.01	0.20	6.18	(30.38)	1.56	1.29	†	1.29	†	2.44	†	1	23
05-11-07(4) - 12-31-07	10.00	0.15		(0.89)	(0.74)	0.08		—	—	0.08	9.18	(7.39)	1.53	1.29		1.28		2.35		1	20
Class I
06-30-11	8.06	0.11	•	0.25	0.36	—		—	—	—	8.42	4.47	0.79	0.69		0.69		2.61		237,642	65
12-31-10	6.94	0.18		1.14	1.32	0.20		—	—	0.20	8.06	19.37	0.79	0.69	†	0.69	†	2.32	†	142,983	19
12-31-09	6.16	0.19		0.59	0.78	—		—	—	—	6.94	12.66	0.83	0.69	†	0.68	†	2.98	†	129,369	34
12-31-08	9.18	0.24		(3.02)	(2.78)	0.23		—	0.01	0.24	6.16	(30.12)	0.81	0.69	†	0.69	†	3.06	†	116,455	23
05-11-07(4) - 12-31-07	10.00	0.19	•	(0.88)	(0.69)	0.13		—	—	0.13	9.18	(6.94)	0.78	0.69		0.68		3.16		165,905	20

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Large Cap Value Portfolio (Continued)
Class S
06-30-11	8.01	0.10	•	0.25	0.35	—	—		—	—	8.36	4.37	1.04	0.94		0.94		2.45		66,616	65
12-31-10	6.90	0.15	•	1.15	1.30	0.19	—		—	0.19	8.01	19.22	1.04	0.94	†	0.94	†	2.07	†	3	19
12-31-09	6.14	0.15	•	0.61	0.76	—	—		—	—	6.90	12.38	1.08	0.94	†	0.93	†	2.45	†	3	34
12-31-08	9.18	0.22		(3.02)	(2.80)	0.23	—		0.01	0.24	6.14	(30.34)	1.06	0.94	†	0.94	†	2.70	†	1	23
05-11-07(4) - 12-31-07	10.00	0.17	•	(0.89)	(0.72)	0.10	—		—	0.10	9.18	(7.17)	1.03	0.94		0.93		2.73		1	20

ING Limited Maturity Bond Portfolio
Class ADV
06-30-11	10.15	0.07	•	0.03	0.10	—	—		—	—	10.25	0.99	1.03	0.88		0.88		1.35		16,689	177
12-31-10	10.27	0.14	•	0.16	0.30	0.42	—		—	0.42	10.15	2.97	1.02	0.87	†	0.87	†	1.36	†	9,294	434
12-31-09	10.19	0.31		0.34	0.65	0.48	0.09		—	0.57	10.27	6.48	1.02	0.87	†	0.87	†	2.92	†	1	460
12-31-08	11.01	0.41		(0.47)	(0.06)	0.68	0.08		—	0.76	10.19	(0.73)	1.02	0.87	†	0.87	†	3.83	†	1	310
12-31-07	10.66	0.45		0.10	0.55	0.20	—		—	0.20	11.01	5.23	1.02	0.87	†	0.87	†	4.19	†	1	439
04-28-06(4) - 12-31-06	10.80	0.28	•	0.00 *	0.28	0.42	—		—	0.42	10.66	2.68	1.03	0.88	†	0.88	†	3.84	†	1	352
Class I
06-30-11	10.32	0.10	•	0.03	0.13	—	—		—	—	10.45	1.26	0.28	0.28		0.28		1.93		46,139	177
12-31-10	10.38	0.29	•	0.07	0.36	0.42	—		—	0.42	10.32	3.52	0.27	0.27	†	0.27	†	2.77	†	60,020	434
12-31-09	10.28	0.37	•	0.38	0.75	0.56	0.09		—	0.65	10.38	7.41	0.27	0.27	†	0.27	†	3.52	†	113,672	460
12-31-08	11.09	0.49	•	(0.46)	0.03	0.76	0.08		—	0.84	10.28	0.06	0.27	0.27	†	0.27	†	4.45	†	213,975	310
12-31-07	10.70	0.52	•	0.12	0.64	0.25	—		—	0.25	11.09	6.09	0.27	0.27	†	0.27	†	4.78	†	487,841	439
12-31-06	10.70	0.49	•	(0.07)	0.42	0.42	—		—	0.42	10.70	4.02	0.28	0.28	†	0.28	†	4.64	†	118,858	352
Class S
06-30-11	10.35	0.09	•	0.03	0.12	—	—		—	—	10.47	1.16	0.53	0.53		0.53		1.67		169,007	177
12-31-10	10.42	0.24	•	0.08	0.32	0.39	—		—	0.39	10.35	3.13	0.52	0.52	†	0.52	†	2.32	†	179,330	434
12-31-09	10.31	0.34	•	0.38	0.72	0.52	0.09		—	0.61	10.42	7.16	0.52	0.52	†	0.52	†	3.30	†	196,325	460
12-31-08	11.12	0.45	•	(0.45)	(0.00)*	0.73	0.08		—	0.81	10.31	(0.23)	0.52	0.52	†	0.52	†	4.13	†	205,438	310
12-31-07	10.73	0.50	•	0.11	0.61	0.22	—		—	0.22	11.12	5.77	0.52	0.52	†	0.52	†	4.55	†	251,309	439
12-31-06	10.72	0.46	•	(0.06)	0.40	0.39	—		—	0.39	10.73	3.83	0.53	0.53	†	0.53	†	4.27	†	295,289	352

ING PIMCO High Yield Portfolio
Class ADV
06-30-11	10.22	0.34		0.06	0.40	0.32	—		—	0.32	10.30	3.96	1.25	1.10		1.10		6.73		40,963	14
12-31-10	9.64	0.63	•	0.66	1.29	0.71	—		—	0.71	10.22	13.87	1.24	1.09		1.09		6.34		26,663	28
12-31-09	7.01	0.62		2.67	3.29	0.66	—		—	0.66	9.64	48.93	1.25	1.10		1.10		8.54		1,464	70
12-31-08	9.88	0.64	•	(2.80)	(2.16)	0.65	0.00	*	0.06	0.71	7.01	(22.84)	1.24	1.09		1.09		7.24		211	416
12-31-07	10.32	0.66		(0.41)	0.25	0.64	0.05		—	0.69	9.88	2.46	1.25	1.10		1.10		6.49		315	153
05-22-06(4) - 12-31-06	10.14	0.39		0.19	0.58	0.31	0.09		—	0.40	10.32	5.83	1.25	1.10		1.10		6.47		3	72

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING PIMCO High Yield Portfolio (Continued)
Class I
06-30-11	10.22	0.37		0.06	0.43	0.35	—		—	0.35	10.30	4.27	0.50	0.50		0.50		7.28		220,185	14
12-31-10	9.65	0.69		0.66	1.35	0.78	—		—	0.78	10.22	14.53	0.49	0.49		0.49		6.97		267,671	28
12-31-09	7.02	0.75	•	2.59	3.34	0.71	—		—	0.71	9.65	49.77	0.50	0.50		0.50		9.84		57,950	70
12-31-08	9.88	0.66		(2.76)	(2.10)	0.70	0.00	*	0.06	0.76	7.02	(22.37)	0.49	0.49		0.49		8.50		405,134	416
12-31-07	10.31	0.71		(0.39)	0.32	0.70	0.05		—	0.75	9.88	3.12	0.50	0.50		0.50		6.93		45,773	153
12-31-06	10.20	0.72	•	0.18	0.90	0.70	0.09		—	0.79	10.31	9.22	0.50	0.50		0.50		7.11		162,093	72
Class S
06-30-11	10.22	0.36		0.05	0.41	0.34	—		—	0.34	10.29	4.03	0.75	0.75		0.75		7.06		639,959	14
12-31-10	9.65	0.68	•	0.65	1.33	0.76	—		—	0.76	10.22	14.25	0.74	0.74		0.74		6.80		631,092	28
12-31-09	7.02	0.76		2.56	3.32	0.69	—		—	0.69	9.65	49.37	0.75	0.75		0.75		9.18		470,270	70
12-31-08	9.89	0.67	•	(2.80)	(2.13)	0.68	0.00	*	0.06	0.74	7.02	(22.53)	0.74	0.74		0.74		7.58		358,998	416
12-31-07	10.32	0.69	•	(0.40)	0.29	0.67	0.05		—	0.72	9.89	2.86	0.75	0.75		0.75		6.76		614,158	153
12-31-06	10.21	0.70		0.17	0.87	0.67	0.09		—	0.76	10.32	8.95	0.75	0.75		0.75		6.85		689,288	72
Class S2
06-30-11	10.22	0.32		0.10	0.42	0.33	—		—	0.33	10.31	4.12	1.00	0.90		0.90		7.05		1,356	14
12-31-10	9.66	0.65		0.62	1.27	0.71	—		—	0.71	10.22	13.65	0.99	0.89		0.89		6.50		10	28
12-31-09	7.02	0.74		2.59	3.33	0.69	—		—	0.69	9.66	49.57	1.00	0.90		0.90		9.01		1	70
12-31-08	9.90	0.66	•	(2.80)	(2.14)	0.68	0.00	*	0.06	0.74	7.02	(22.60)	0.99	0.89		0.89		7.48		1	416
12-31-07	10.32	0.67		(0.38)	0.29	0.66	0.05		—	0.71	9.90	2.84	1.00	0.90		0.90		6.57		1	153
12-29-06(4) - 12-31-06	10.32	(0.00	)*	—	(0.00)*	—	—		—	—	10.32	—	1.00	0.90		0.90		(0.90)		1	72

ING Pioneer Fund Portfolio
Class ADV
06-30-11	11.12	0.05	•	0.43	0.48	—	—		—	—	11.60	4.32	1.48	1.33		1.33		0.84		1,135	7
12-31-10	9.74	0.08	•	1.42	1.50	0.12	—		—	0.12	11.12	15.41	1.48	1.33	†	1.33	†	0.74	†	611	19
12-31-09	7.93	0.11	•	1.77	1.88	0.07	—		—	0.07	9.74	23.74	1.48	1.31	†	1.30	†	1.32	†	1	19
12-31-08	13.02	0.13		(4.56)	(4.43)	0.20	0.45		0.01	0.66	7.93	(34.98)	1.48	1.29	†	1.28	†	1.12	†	1	13
12-31-07	12.89	0.08	•	0.52	0.60	0.16	0.31		—	0.47	13.02	4.51	1.49	1.29		1.29		0.61		1	24
12-29-06(4) - 12-31-06	12.89	(0.00	)*	—	(0.00)*	—	—		—	—	12.89	—	1.51	1.31		1.31		(1.31)		1	19
Class I
06-30-11	11.16	0.08		0.43	0.51	—	—		—	—	11.67	4.57	0.73	0.73		0.73		1.41		34,531	7
12-31-10	9.73	0.13		1.43	1.56	0.13	—		—	0.13	11.16	16.13	0.73	0.73	†	0.73	†	1.37	†	34,623	19
12-31-09	7.92	0.15		1.79	1.94	0.13	—		—	0.13	9.73	24.45	0.73	0.71	†	0.70	†	1.79	†	28,964	19
12-31-08	13.16	0.22		(4.62)	(4.40)	0.38	0.45		0.01	0.84	7.92	(34.53)	0.73	0.69	†	0.68	†	1.75	†	23,411	13
12-31-07	12.92	0.16		0.55	0.71	0.16	0.31		—	0.47	13.16	5.36	0.74	0.69		0.69		1.24		41,028	24
12-31-06	11.04	0.16		1.72	1.88	—	—		—	—	12.92	17.03	0.76	0.71		0.71		1.33		31,524	19

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Pioneer Fund Portfolio (Continued)
Class S
06-30-11	11.17	0.07		0.43	0.50	—	—	—	—	11.67	4.48	0.98	0.98		0.98		1.15		59,678	7
12-31-10	9.74	0.11		1.43	1.54	0.11	—	—	0.11	11.17	15.85	0.98	0.98	†	0.98	†	1.12	†	61,972	19
12-31-09	7.93	0.13	•	1.79	1.92	0.11	—	—	0.11	9.74	24.15	0.98	0.96	†	0.95	†	1.54	†	55,060	19
12-31-08	13.12	0.20		(4.62)	(4.42)	0.31	0.45	0.01	0.77	7.93	(34.72)	0.98	0.94	†	0.93	†	1.50	†	49,041	13
12-31-07	12.89	0.14		0.53	0.67	0.13	0.31	—	0.44	13.12	5.07	0.99	0.94		0.94		0.98		94,535	24
12-31-06	11.04	0.12		1.73	1.85	—	—	—	—	12.89	16.76	1.01	0.96		0.96		1.08		98,788	19

ING Templeton Global Growth Portfolio
Class ADV
06-30-11	11.12	0.12		0.79	0.91	—	—	—	—	12.03	8.18	1.64	1.49		1.49		2.02		1	9
12-31-10	10.52	0.12		0.61	0.73	0.13	—	—	0.13	11.12	7.14	1.65	1.50		1.49		1.16		1	7
12-31-09	8.11	0.11	•	2.44	2.55	0.14	—	—	0.14	10.52	31.87	1.66	1.51		1.51		1.22		1	10
12-31-08	14.20	0.18	•	(5.72)	(5.54)	0.05	0.50	—	0.55	8.11	(40.06)	1.64	1.49		1.49		1.60		1	12
12-31-07	14.39	0.13	•	0.19	0.32	0.18	0.33	—	0.51	14.20	2.01	1.66	1.50		1.50		0.89		1	23
12-29-06(4) - 12-31-06	14.39	(0.00	)*	—	(0.00)*	—	—	—	—	14.39	—	1.68	1.53		1.53		(1.53)		1	20
Class I
06-30-11	11.25	0.15	•	0.83	0.98	—	—	—	—	12.23	8.71	0.89	0.89		0.89		2.62		299,838	9
12-31-10	10.61	0.18		0.65	0.83	0.19	—	—	0.19	11.25	8.04	0.90	0.90		0.89		1.68		292,127	7
12-31-09	8.21	0.17	•	2.47	2.64	0.24	—	—	0.24	10.61	32.73	0.91	0.91		0.91		1.93		289,255	10
12-31-08	14.38	0.24	•	(5.75)	(5.51)	0.16	0.50	—	0.66	8.21	(39.57)	0.89	0.89		0.89		2.19		229,007	12
12-31-07	14.47	0.12	•	0.30	0.42	0.18	0.33	—	0.51	14.38	2.69	0.90	0.90		0.90		0.82		177,447	23
04-28-06(4) - 12-31-06	14.83	0.15	•	1.37	1.52	0.17	1.71	—	1.88	14.47	12.03	0.93	0.93		0.93		1.58		1	20
Class S
06-30-11	11.28	0.14	•	0.83	0.97	—	—	—	—	12.25	8.60	1.14	1.14		1.14		2.38		306,136	9
12-31-10	10.64	0.15	•	0.65	0.80	0.16	—	—	0.16	11.28	7.75	1.15	1.15		1.14		1.43		298,922	7
12-31-09	8.23	0.15	•	2.46	2.61	0.20	—	—	0.20	10.64	32.30	1.16	1.16		1.16		1.64		311,920	10
12-31-08	14.39	0.26		(5.80)	(5.54)	0.12	0.50	—	0.62	8.23	(39.68)	1.14	1.14		1.14		2.07		244,440	12
12-31-07	14.49	0.18	•	0.20	0.38	0.15	0.33	—	0.48	14.39	2.41	1.15	1.15		1.15		1.22		466,444	23
12-31-06	13.61	0.17		2.56	2.73	0.14	1.71	—	1.85	14.49	21.92	1.18	1.18		1.17		1.28		478,331	20
Class S2
06-30-11	11.21	0.13	•	0.82	0.95	—	—	—	—	12.16	8.47	1.39	1.29		1.29		2.24		4,733	9
12-31-10	10.58	0.14		0.64	0.78	0.15	—	—	0.15	11.21	7.56	1.40	1.30		1.29		1.28		4,733	7
12-31-09	8.18	0.13	•	2.45	2.58	0.18	—	—	0.18	10.58	32.08	1.41	1.31		1.31		1.50		4,692	10
12-31-08	14.29	0.27		(5.79)	(5.52)	0.09	0.50	—	0.59	8.18	(39.77)	1.39	1.29		1.29		1.93		3,738	12
12-31-07	14.39	0.17		0.19	0.36	0.13	0.33	—	0.46	14.29	2.31	1.40	1.30		1.30		1.08		8,171	23
12-31-06	13.54	0.14		2.55	2.69	0.13	1.71	—	1.84	14.39	21.71	1.43	1.33		1.32		1.11		8,480	20

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING U.S. Stock Index Portfolio
Class ADV
06-30-11	10.76	0.07	•	0.54	0.61	—	—	—	—	11.37	5.67	1.01	0.79		0.79		1.21		16,596	8
12-31-10	9.56	0.13	•	1.21	1.34	0.14	—	—	0.14	10.76	14.06	1.01	0.79	†	0.79	†	1.29	†	10,554	24
05-28-09(4) - 12-31-09	7.75	0.12	•	1.74	1.86	0.05	—	—	0.05	9.56	23.99	1.01	0.79	†	0.79	†	2.20	†	155	12
Class I
06-30-11	10.92	0.10		0.54	0.64	—	—	—	—	11.56	5.86	0.26	0.26		0.26		1.72		3,653,087	8
12-31-10	9.66	0.18	•	1.24	1.42	0.16	—	—	0.16	10.92	14.74	0.26	0.26	†	0.26	†	1.79	†	3,645,772	24
12-31-09	7.70	0.18	•	1.84	2.02	0.06	—	—	0.06	9.66	26.22	0.26	0.26	†	0.26	†	1.99	†	3,475,342	12
12-31-08	12.94	0.23	•	(4.97)	(4.74)	0.39	0.11	—	0.50	7.70	(37.12)	0.26	0.26	†	0.26	†	2.14	†	333,552	3
12-31-07	12.85	0.23		0.46	0.69	0.22	0.38	—	0.60	12.94	5.28	0.26	0.26	†	0.26	†	1.90	†	481,091	4
12-31-06	11.40	0.21	•	1.52	1.73	0.19	0.09	—	0.28	12.85	15.52	0.27	0.27	†	0.27	†	1.74	†	405,602	9
Class S
06-30-11	10.87	0.08		0.55	0.63	—	—	—	—	11.50	5.80	0.51	0.50		0.50		1.49		27,381	8
12-31-10	9.62	0.15	•	1.23	1.38	0.13	—	—	0.13	10.87	14.42	0.51	0.50	†	0.50	†	1.54	†	24,781	24
12-31-09	7.67	0.15	•	1.84	1.99	0.04	—	—	0.04	9.62	25.97	0.51	0.51	†	0.51	†	1.82	†	26,732	12
12-31-08	12.91	0.21	•	(4.96)	(4.75)	0.38	0.11	—	0.49	7.67	(37.35)	0.51	0.51	†	0.51	†	2.03	†	14,414	3
04-30-07(4) - 12-31-07	13.49	0.18	•	(0.16)	0.02	0.22	0.38	—	0.60	12.91	0.06	0.51	0.51	†	0.51	†	2.03	†	5,358	4
Class S2
06-30-11	10.83	0.07		0.55	0.62	—	—	—	—	11.45	5.72	0.76	0.66		0.66		1.33		39,623	8
12-31-10	9.59	0.14	•	1.23	1.37	0.13	—	—	0.13	10.83	14.26	0.76	0.66	†	0.66	†	1.40	†	31,885	24
12-31-09	7.65	0.14	•	1.83	1.97	0.03	—	—	0.03	9.59	25.79	0.76	0.66	†	0.66	†	1.69	†	25,311	12
12-31-08	12.89	0.19	•	(4.95)	(4.76)	0.37	0.11	—	0.48	7.65	(37.42)	0.76	0.66	†	0.66	†	1.96	†	12,788	3
08-01-07(4) - 12-31-07	12.79	0.14	•	(0.04)	0.10	—	—	—	—	12.89	0.78	0.76	0.66	†	0.66	†	2.62	†	2,005	4

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements, if any, or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
(5)	Class S2 was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of forty-seven active separate investment series. There are twelve series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING Clarion Real Estate Portfolio (“Clarion Real Estate”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING Large Cap Growth Portfolio (“Large Cap Growth”), ING Large Cap Value Portfolio (“Large Cap Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), and ING U.S. Stock Index Portfolio (“U.S. Stock Index”).

All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. All of the Portfolios except Franklin Mutual Shares, Limited maturity Bond and Pioneer Fund are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); Franklin Mutual Shares, Limited Maturity Bond and Pioneer Fund are not authorized to offer S2 Class shares; however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. (“ING IM”) serves as the sub-adviser (“IIM” or the “Consultant”) to Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for certain Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities, of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly by PIMCO High Yield. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2011, the maximum amount of loss that Franklin Mutual Shares and PIMCO High Yield would incur if the counterparties to its derivative transactions failed to perform would be $796,526 and $3,815,637, respectively, which represents the gross payments to be received by the Portfolios on open swaps and forward foreign currency transactions were they to be unwound as of June 30, 2011. As of June 30, 2011, PIMCO High Yield received $1,670,000 in cash collateral and $430,000 principal value in U.S. Treasury Bills from various counterparties to mitigate counterparty credit risk.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2011, Franklin Mutual Shares, Limited Maturity Bond, and PIMCO High Yield had a net liability position of $905,570, $304,086, and $3,358,894, respectively, on open swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

triggered as of June 30, 2011, the Portfolios could have been required to pay this amount in cash to its counterparties.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Purchased	Sold
Franklin Mutual Shares	$11,918,038	$103,355,422
Pimco High Yield	6,675,729	49,023,595

Both Franklin Mutual Shares and PIMCO High Yield used forward foreign currency contracts primarily to protect its non-U.S. dollar denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for each respective Portfolio for open forward foreign currency contracts at June 30, 2011.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

As of June 30, 2011, JPMorgan Small Cap Core Equity has posted $600,000 principal value in U.S. Treasury Notes to the broker for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Porfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2011, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
JPMorgan Small Cap Core Equity	$6,194,090	—
Limited Maturity Bond	47,805,772	27,870,182
U.S. Stock Index	52,629,925	—

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract. There were no open option contracts at June 30, 2011.

K. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2011, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities or credit indices and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities or credit indices that are either unavailable or considered to be less attractive in the bond market.

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2011, Limited Maturity Bond and PIMCO High Yield average notional amounts of $2,000,000 and $38,040,220 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, PIMCO High Yield has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $36,732,164.

For the six months ended June 30, 2011, Limited Maturity Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $9,233,000.

Limited Maturity Bond and PIMCO High Yield have entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps for each Portfolio at June 30, 2011.

L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

M. Securities Lending. The Portfolios have the option to loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Large Cap Growth	$321,878,284	$291,943,628
Clarion Real Estate	93,611,144	97,255,417
Franklin Income	108,666,626	84,313,118
Franklin Mutual Shares	81,371,698	95,189,847
JPMorgan Small Cap Core Equity	89,437,494	112,930,645
Large Cap Growth	388,887,740	358,349,823
Large Cap Value	185,059,909	182,324,301
Limited Maturity Bond	69,063,131	62,489,293
PIMCO High Yield	123,898,821	163,670,392
Pioneer Fund	7,060,834	11,604,003
Templeton Global Growth	55,532,717	87,402,831
U.S. Stock Index	307,132,078	537,972,081

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$341,736,367	$374,814,871

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Franklin Income, Large Cap Growth, and Large Cap Value have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

Each Investment Management Agreement compensates the Investment Adviser (collectively, the “Investment Advisers”) with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Large Cap Growth	0.55% on all assets

Large Cap Value	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
BlackRock Large Cap Growth	0.80% of the first $500 million;
0.75% of the next $250 million;
0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

Clarion Real Estate(1)	0.75% of the first $750 million;
0.70% of the next $1.25 billion;
0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion
Franklin Mutual Shares	0.78% of the first $4 billion;
0.75% of the next $1 billion;
0.73% of the next $1 billion;
0.71% of the next $1 billion; and 0.69% of the amount in excess of $7 billion

JPMorgan Small Cap Core Equity	0.900% of the first $200 million
0.850% of the next $300 million
0.800% of the next $250 million
0.750% of the amount in excess of $750 million

Limited Maturity Bond(2)	0.350% of the first $200 million;
0.300% of the next $300 million; and 0.250% of the amount in excess of $500 million

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

PIMCO High Yield	0.490%

Pioneer Fund	0.725% of the first $500 million
0.675% of the next $500 million
0.625% of the amount in excess of $1 billion

Templeton Global Growth	0.96% of the first $250 million;
0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

U.S. Stock Index	0.26%

(1)

The assets of Clarion Real Estate are aggregated with those of ING Global Resources Portfolio, ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity Income Portfolio and ING Invesco Van Kampen Growth and Income Portfolio, which are not included in this report, to determine the Unified Fee.

(2)	The assets of Limited Maturity Bond are aggregated with those of ING Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for Clarion Real Estate and effective January 21, 2011 for Large Cap Value. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2011, DSL waived $117,251 for Clarion Real Estate.

For the period ended June 30, 2011, DSL waived $1,994 for Large Cap Value.

The waivers will continue through at least May 1, 2012 for Large Cap Value and May 1, 2013 for Clarion Real Estate. There is no guarantee that these waivers will continue after said dates. The agreements will only renew if DSL elects to renew them.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Franklin Income, Large Cap Growth and Large Cap Value operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser
BlackRock Large Cap Growth	BlackRock Investment Management, LLC

Clarion Real Estate(1)	ING Clarion Real Estate Securities, LLC*
Large Cap Growth	ING Investment Management Co.*
Large Cap Value(2)	ING Investment Management Co.*
Franklin Income	Franklin Advisers, Inc.
Franklin Mutual Shares	Franklin Mutual Advisers LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Limited Maturity Bond	ING Investment Management Co.*
PIMCO High Yield	Pacific Investment Management Company LLC
Pioneer Fund	Pioneer Investment Management, Inc.
Templeton Global Growth	Templeton Global Advisors Limited
U.S. Stock Index	ING Investment Management Co.*

(1)

On or about July 1, 2011, ING Groep, NV, the indirect parent of both DSL, the Investment Adviser to the Portfolio and ING Clarion Real Estate Securities, LLC (“Clarion”), the Sub-Adviser to the Portfolio, has completed a transaction in which it sold Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolio’s shareholders approved new sub-advisory agreements between DSL and CBRE Clarion, which became effective on or about July 1, 2011.

(2)	Prior to January 21, 2011, the Portfolio was managed by a different sub-adviser. In conjunction with the sub-adviser change, the Portfolio changed its name.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio. The Plan compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IID at an annual rate of 0.25% of the average daily net assets. IID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012. Pursuant to a side agreement, IID agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index through May 1, 2012.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2012. Pursuant to a side agreement IID agreed to waive 0.22% of the distribution fee for U.S. Stock Index Class ADV shares through May 1, 2012.

Pursuant to an agreement, IID will limit Class S expenses, so that the operating expense limit for BlackRock Large Cap Growth does not exceed 1.04%. The Distributor may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees waived during the previous 36 months, but only if, after such recoupment, BlackRock Large Cap Growth’s expense ratio does not exceed 1.04%. As of June 30, 2011, $31,400 of such fees are subject to possible recoupment expiring June 30, 2014.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Franklin Income	1.39%	0.79%	1.04%	1.19%
Large Cap Growth	1.20%	0.60%	0.85%	1.00%
Large Cap Value	1.29%	0.69%	0.94%	N/A

Each Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to each Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
Franklin Income	$306,029	$322,184	$—	$628,213
Large Cap Growth	—	—	410,973	410,973
Large Cap Value	141,734	177,194	197,168	516,096

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENTS (continued)

At June 30, 2011, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Fund	Percentage
ING Franklin Templeton Founding Strategy Portfolio	Franklin Income	34.24%
	Franklin Mutual Shares	57.94%
	Templeton Global Growth	48.82%

ING Life Insurance & Annuity Company	BlackRock Large Cap Growth	46.49%
	Clarion Real Estate	27.13%
	JPMorgan Small Cap Core Equity	8.76%
	Large Cap Growth	36.89%
	Large Cap Value	77.08%
	PIMCO High Yield	11.89%
	Pioneer Fund	34.15%
	U.S. Stock Index	8.59%

ING National Trust	Limited Maturity Bond	7.49%

ING Retirement Growth Portfolio	U.S. Stock Index	41.47%

ING Retirement Moderate Growth Portfolio	U.S. Stock Index	26.91%

ING Retirement Moderate Portfolio	U.S. Stock Index	12.49%

ING Solution 2015 Portfolio	Limited Maturity Bond	12.34%
	PIMCO High Yield	6.38%

ING Solution 2025 Portfolio	Large Cap Growth	5.67%
	PIMCO High Yield	8.75%
ING Solution 2035 Portfolio	Large Cap Growth	6.04%

ING Solution Income Portfolio	Limited Maturity Bond	7.01%

ING USA Annuity and Life Insurance Company	BlackRock Large Cap Growth	44.06%
	Clarion Real Estate	58.70%
	Franklin Income	58.75%
	Franklin Mutual Shares	39.18%
	JPMorgan Small Cap Core Equity	66.06%
	Large Cap Growth	24.54%
	Large Cap Value	20.98%
	Limited Maturity Bond	39.04%
	PIMCO High Yield	58.43%
	Pioneer Fund	60.08%
	Templeton Global Growth	49.25%

Reliastar Life Insurance Company	JPMorgan Small Cap Core Equity	12.44%
	Large Cap Growth	13.11%
	Limited Maturity Bond	15.03%

Security Life Insurance Company	JPMorgan Small Cap Core Equity	6.78%
	Limited Maturity Bond	13.56%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
BlackRock Large Cap Growth	$252,220	$—	$41,691	$293,911
Clarion Real Estate	291,267	—	115,977	407,244
Franklin Income	442,918	70,394	117,307	630,619
Franklin Mutual Shares	325,233	—	45,711	370,944
JPMorgan Small Cap Core Equity	297,255	—	75,513	372,768
Large Cap Growth	407,836	74,151	75,287	557,274
Large Cap Value	155,733	24,693	14,312	194,738
Limited Maturity Bond	52,370	—	43,013	95,383
PIMCO High Yield	350,249	—	153,546	503,795
Pioneer Fund	55,359	—	12,471	67,830
Templeton Global Growth	438,509	—	64,283	502,792
U.S. Stock Index	774,366	—	24,561	798,927

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds paid 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT

margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2011, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Large Cap Growth	10	$1,595,500	1.38%
Franklin Mutual Shares	1	1,030,000	1.43%
Large Cap Value	8	561,250	1.36%
Limited Maturity Bond	3	1,650,000	1.33%

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
PIMCO High Yield	8	9,238,125	1.40%
Pioneer Fund	16	817,188	1.34%
Templeton Global Growth	1	1,650,000	1.38%
U.S. Stock Index	13	1,888,462	1.31%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
BlackRock Large Cap Growth
Class ADV
06-30-11	224,483	—	(77,648)	146,835	2,337,208	—	(780,756)	1,556,452
12-31-10	233,358	93	(92,440)	141,011	2,046,371	772	(809,189)	1,237,954
Class I
06-30-11	1,075,093	—	(1,024,656)	50,437	11,473,013	—	(10,739,209)	733,804
12-31-10	1,127,566	92,360	(2,950,303)	(1,730,377)	9,876,564	784,136	(25,971,514)	(15,310,814)
Class S
06-30-11	4,143,639	—	(1,632,923)	2,510,716	43,762,749	—	(16,763,789)	26,998,960
12-31-10	3,584,500	45,845	(5,284,411)	(1,654,066)	32,186,655	387,850	(46,038,966)	(13,464,461)
Class S2
06-30-11	191,810	—	(140,050)	51,760	1,986,957	—	(1,452,269)	534,688
12-31-10	235,945	823	(134,503)	102,265	2,073,545	6,889	(1,173,743)	906,691
Clarion Real Estate
Class ADV
06-30-11	427,001	—	(24,373)	402,628	9,630,134	—	(554,383)	9,075,751
12-31-10	482,614	6,820	(51,636)	437,798	9,660,299	125,823	(975,993)	8,810,129
Class I
06-30-11	1,148,388	—	(806,536)	341,852	27,784,775	—	(19,500,510)	8,284,265
12-31-10	853,021	93,366	(892,023)	54,364	17,063,871	1,770,221	(17,863,559)	970,533
Class S
06-30-11	668,610	—	(1,692,048)	(1,023,438)	15,621,940	—	(39,366,190)	(23,744,250)
12-31-10	1,692,244	762,389	(3,884,235)	(1,429,602)	34,007,198	14,439,641	(76,374,621)	(27,927,782)
Clarion Real Estate (continued)
Class S2
06-30-11	49,172	—	(68,325)	(19,153)	1,134,808	—	(1,582,827)	(448,019)
12-31-10	11,010	34,260	(140,355)	(95,085)	236,482	646,490	(2,712,262)	(1,829,290)

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Franklin Income
Class ADV
06-30-11	575,023	—	(4,021)	571,002	5,931,650	—	(41,695)	5,889,955
12-31-10	803,658	12,455	(25,798)	790,315	7,630,961	112,964	(241,007)	7,502,918
Class I
06-30-11	724,348	—	(2,190,703)	(1,466,355)	7,714,056	—	(23,019,006)	(15,304,950)
12-31-10	2,155,754	1,744,608	(5,814,011)	(1,913,649)	20,766,640	16,067,843	(55,336,092)	(18,501,609)
Class S
06-30-11	3,890,867	—	(2,260,877)	1,629,990	40,792,284	—	(23,727,515)	17,064,769
12-31-10	4,317,862	2,666,246	(8,719,419)	(1,735,311)	41,136,034	24,449,479	(83,279,942)	(17,694,429)
Class S2
06-30-11	76,345	—	(81,913)	(5,568)	799,452	—	(851,454)	(52,002)
12-31-10	228,238	42,191	(212,511)	57,918	2,216,047	386,467	(2,031,680)	570,834
Franklin Mutual Shares
Class ADV
06-30-11	271,367	—	(10,130)	261,237	2,255,582	—	(83,160)	2,172,422
12-31-10	469,555	1,040	(2,935)	467,660	3,498,836	7,479	(21,451)	3,484,864
Class I
06-30-11	806,816	—	(2,293,811)	(1,486,995)	6,822,600	—	(19,292,969)	(12,470,369)
12-31-10	1,957,459	244,633	(5,870,368)	(3,668,276)	14,494,840	1,778,481	(43,526,983)	(27,253,662)
Class S
06-30-11	373,461	—	(1,879,172)	(1,505,711)	3,126,332	—	(15,770,494)	(12,644,162)
12-31-10	2,314,396	118,937	(3,442,602)	(1,009,269)	17,237,526	863,481	(25,485,992)	(7,384,985)
JPMorgan Small Cap Core Equity
Class ADV
06-30-11	444,536	—	(56,922)	387,614	6,053,685	—	(784,877)	5,268,808
12-31-10	421,306	1,004	(80,825)	341,485	4,781,817	10,739	(894,120)	3,898,436
Class I
06-30-11	161,652	—	(629,356)	(467,704)	2,245,893	—	(8,647,497)	(6,401,604)
12-31-10	670,944	31,910	(1,319,744)	(616,890)	8,271,809	349,094	(14,664,090)	(6,043,187)
Class S
06-30-11	2,569,038	—	(4,489,451)	(1,920,413)	35,276,683	—	(62,092,354)	(26,815,671)
12-31-10	9,334,932	57,296	(3,882,683)	5,509,545	108,077,889	622,810	(43,184,369)	65,516,330
Class S2
06-30-11	20,580	—	(305,442)	(284,862)	287,261	—	(4,201,870)	(3,914,609)
12-31-10	10,193	3,643	(369,765)	(355,929)	117,422	39,312	(4,171,174)	(4,014,440)

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Growth
Class ADV
06-30-11	1,568,854	647,388	—	(61,238)	2,155,004	21,284,008	8,443,323	—	(817,842)	28,909,489
12-31-10	689,948	—	983	(20,899)	670,032	8,212,008	—	10,633	(256,024)	7,966,617
Class I
06-30-11	1,381,973	21,014,358	—	(2,464,574)	19,931,757	19,153,384	282,828,352	—	(34,443,926)	267,537,810
12-31-10	2,382,874	—	104,006	(4,255,538)	(1,768,658)	27,821,961	—	1,158,628	(51,277,875)	(22,297,286)
Class S
06-30-11	4,669,779	8,085,101	—	(2,492,647)	10,262,233	64,678,874	107,781,944	—	(34,382,804)	138,078,014
12-31-10	4,887,870	—	34,232	(3,225,416)	1,696,686	57,612,905	—	377,920	(36,990,443)	21,000,382
Class S2
06-30-11	334,030	201	—	(54,427)	279,804	4,585,569	2,673	—	(764,841)	3,823,401
12-31-10	8,102	—	24	(9,245)	(1,119)	100,860	—	267	(105,777)	(4,650)
Large Cap Value
Class ADV
06-30-11	107,138	213,674	—	(37,685)	283,127	901,152	1,749,211	—	(318,632)	2,331,731
12-31-10	—	—	—	—	—	—	—	—	—	—
Class I
06-30-11	260,141	11,562,091	—	(1,342,889)	10,479,343	2,200,119	94,944,537	—	(11,302,925)	85,841,731
12-31-10	602,358	—	484,476	(2,008,205)	(921,371)	—	—	3,391,333	(14,495,216)	(6,673,577)
Class S
06-30-11	945,893	7,527,075	—	(504,479)	7,968,489	7,858,856	61,400,774	—	(4,208,946)	65,050,684
12-31-10	—	—	9	(148)	(139)	—	—	65	(1,072)	(1,007)
Limited Maturity Bond
Class ADV
06-30-11	780,315	—	—	(67,864)	712,451	7,954,238	—	—	(690,721)	7,263,517
12-31-10	1,017,709	—	4,520	(106,489)	915,740	10,360,209	—	45,473	(1,084,250)	9,321,432
Class I
06-30-11	614,850	—	—	(2,013,628)	(1,398,778)	6,375,518	—	—	(20,951,833)	(14,576,315)
12-31-10	9,273,686	—	644,808	(15,053,219)	(5,134,725)	97,192,137	—	6,577,039	(154,811,913)	(51,042,737)
Class S
06-30-11	832,294	—	—	(2,010,408)	(1,178,114)	8,647,363	—	—	(20,925,820)	(12,278,457)
12-31-10	1,851,677	—	677,445	(4,058,810)	(1,529,688)	19,417,799	—	6,943,808	(42,456,523)	(16,094,916)
Class S2(1)
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	—	—	(93)	(93)	—	—	—	(998)	(998)
PIMCO High Yield
Class ADV
06-30-11	1,568,757	—	101,115	(300,472)	1,369,400	16,300,108	—	1,050,106	(3,122,515)	14,227,699
12-31-10	2,575,069	—	68,174	(185,664)	2,457,579	25,781,929	—	684,672	(1,839,481)	24,627,120
Class I
06-30-11	5,643,303	—	682,181	(11,135,439)	(4,809,955)	58,281,991	—	7,087,444	(115,928,226)	(50,558,791)
12-31-10	22,453,185	—	1,323,654	(3,585,837)	20,191,002	222,434,427	—	13,219,158	(35,728,231)	199,925,354

(1)	Class S2 liquidated on April 6, 2010.

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
PIMCO High Yield (continued)
Class S
06-30-11	5,407,614	2,058,887	(7,069,230)	397,271	56,043,608	21,380,394	(73,237,390)	4,186,612
12-31-10	17,214,011	4,058,106	(8,228,500)	13,043,617	171,536,909	40,340,032	(81,900,359)	129,976,582
Class S2
06-30-11	131,266	1,322	(2,033)	130,555	1,366,377	13,738	(21,269)	1,358,846
12-31-10	977	16	(98)	895	9,896	158	(1,003)	9,051
Pioneer Fund
Class ADV
06-30-11	49,752	—	(6,813)	42,939	569,502	—	(77,799)	491,703
12-31-10	56,603	475	(2,184)	54,894	578,925	5,227	(22,670)	561,482
Class I
06-30-11	186,709	—	(329,931)	(143,222)	2,154,350	—	(3,783,616)	(1,629,266)
12-31-10	633,205	37,357	(544,881)	125,681	6,430,253	404,143	(5,307,438)	1,526,958
Class S
06-30-11	353,795	—	(786,049)	(432,254)	4,023,272	—	(8,999,831)	(4,976,559)
12-31-10	754,579	55,902	(914,566)	(104,085)	7,871,952	599,617	(9,041,139)	(569,570)
Class S2(1)
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	(78)	(78)	—	—	(1,005)	(1,005)
Templeton Global Growth
Class ADV
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	—	—	—	—	—	—
Class I
06-30-11	469,194	—	(1,920,830)	(1,451,636)	5,549,876	—	(22,866,408)	(17,316,532)
12-31-10	2,685,871	519,244	(4,496,584)	(1,291,469)	27,410,195	5,119,746	(46,752,319)	(14,222,378)
Class S
06-30-11	993,781	—	(2,499,102)	(1,505,321)	11,836,124	—	(29,511,369)	(17,675,245)
12-31-10	1,101,649	441,812	(4,357,803)	(2,814,342)	11,386,036	4,378,354	(45,041,950)	(29,277,560)
Class S2
06-30-11	7,332	—	(40,400)	(33,068)	87,004	—	(482,211)	(395,207)
12-31-10	35,647	6,510	(63,515)	(21,358)	378,342	64,119	(654,204)	(211,743)
U.S. Stock Index
Class ADV
06-30-11	589,580	—	(110,345)	479,235	6,599,969	—	(1,244,225)	5,355,744
12-31-10	1,052,758	11,091	(99,664)	964,185	10,226,935	119,240	(1,018,136)	9,328,039
Class I
06-30-11	35,746,422	—	(53,703,154)	(17,956,732)	400,134,854	—	(606,591,343)	(206,456,489)
12-31-10	107,946,334	5,033,070	(138,839,828)	(25,860,424)	1,063,620,371	54,309,046	(1,390,913,453)	(272,984,036)
Class S
06-30-11	440,383	—	(338,673)	101,710	4,980,387	—	(3,824,010)	1,156,377
12-31-10	374,104	29,095	(902,931)	(499,732)	3,650,755	310,993	(8,754,330)	(4,792,582)
Class S2
06-30-11	989,950	—	(472,324)	517,626	11,137,145	—	(5,380,767)	5,756,378
12-31-10	1,359,813	32,875	(1,088,184)	304,504	13,366,142	351,089	(10,477,567)	3,239,664

(1)	Class S2 liquidated on April 6, 2010.

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — REORGANIZATIONS

On January 21, 2011, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets of ING Legg Mason ClearBridge Aggressive Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$3,074,483
Net realized and unrealized gain on investments	$59,766,806
Net increase in net assets resulting from operations	$62,841,289

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Large Cap Growth	ING Legg Mason ClearBridge Aggressive Growth Portfolio	$399,056	$451,129	$—	$9,148	2.7771

The net assets of Large Cap Growth after the acquisition were $850,184,801.

On January 21, 2011, Large Cap Value (“Acquiring Portfolio”) acquired all of the net assets of ING Lord Abbett Growth and Income Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$3,737,682
Net realized and unrealized gain on investments	$10,384,295
Net increase in net assets resulting from operations	$14,121,977

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — REORGANIZATIONS (continued)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Large Cap Value	ING Lord Abbett Growth and Income Portfolio	$158,095	$145,109	$40,529	$4,076	1.1202

The net assets of Large Cap Value after the acquisition were $303,203,745.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Funds may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund —  Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Funds agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR - Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Funds’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Funds have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Funds will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Fund’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Value of Collateral*
BlackRock Large Cap Growth	$17,338,734	$17,974,669
Clarion Real Estate	23,902,234	24,438,816
Franklin Income	77,136,338	79,339,230
JPMorgan Small Cap Core Equity	34,614,241	35,645,600
Large Cap Growth	18,245,196	18,637,449
Large Cap Value	12,426,432	12,769,720
Limited Maturity Bond	47,492,960	48,504,283
PIMCO High Yield	28,466,335	29,374,693
Templeton Global Growth	7,663,375	8,048,439
U.S. Stock Index	24,963,243	25,557,888

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios’ Summary Portfolio of Investments.

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Clarion Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investment by Funds-of-Funds (Franklin Mutual Shares. Templeton Global Growth, U.S. Stock Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund. Shares of each Portfolio may be purchased by other investment companies. In some cases an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies. It will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income
BlackRock Large Cap Growth	$—	$1,179,647
Clarion Real Estate	—	16,982,175
Franklin Income	—	41,016,753
Franklin Mutual Shares	—	2,649,441
JPMorgan Small Cap Core Equity	—	1,021,955
Large Cap Growth	—	1,547,448
Large Cap Value	—	3,391,414
Limited Maturity Bond	—	13,566,320
PIMCO High Yield	29,531,682	54,244,076
Pioneer Fund	—	1,008,987
Templeton Global Growth	—	9,562,228
U.S. Stock Index	—	55,090,368

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
BlackRock Large Cap Growth	$1,758,417	$—	$41,541,071	$—	$—	$(76,581,588)	2016
						(9,163,641)	2017

						$(85,745,229)

Clarion Real Estate	7,471,915	—	109,234,432	—	—	$(390,615,625)	2017
Franklin Income	46,456,162	—	(9,704,505)	(1,456,925)	(802)	(37,124,084)	2016
						(41,925,368)	2017

						$(79,049,452)

Franklin Mutual Shares	17,373,056	—	14,247,202	—	—	(46,094,609)	2016
						(52,094,547)	2017

						$(98,189,156)

JPMorgan Small Cap Core Equity	1,512,310	—	60,254,375	—	—	$(39,637,273)	2017
Large Cap Growth	28,373,665	32,716,253	56,088,040	—	—	—
Large Cap Value	2,981,265	—	18,768,047	—	—	(18,343,125)	2016
						(26,611,009)	2017

						$(44,954,134)

Limited Maturity Bond	7,446,219	—	1,712,722	(480,919)	—	$(8,026,494)	2017
PIMCO High Yield	7,594,017	—	58,886,000	—	—	$(89,907,187)	2017
Pioneer Fund	223,178	—	13,475,241	—	—	(3,646,488)	2016
						(7,475,143)	2017

						$(11,121,631)

Templeton Global Growth	$9,391,510	$—	$726,158	$—	$—	(21,876,517)	2016
						(59,727,625)	2017

						$(81,604,142)

U.S. Stock Index	51,862,257	127,301,381	487,944,582	—	—	—

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
BlackRock Large Cap Growth
Class ADV	$0.0243	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.0585	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.0397	$—	$—	July 15, 2011	July 13, 2011
Class S2	$0.0311	$—	$—	July 15, 2011	July 13, 2011

Clarion Real Estate
Class ADV	$0.3255	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.3514	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.2977	$—	$—	July 15, 2011	July 13, 2011
Class S2	$0.2682	$—	$—	July 15, 2011	July 13, 2011

Franklin Income
Class ADV	$0.5802	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.5907	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.5671	$—	$—	July 15, 2011	July 13, 2011
Class S2	$0.5567	$—	$—	July 15, 2011	July 13, 2011

Franklin Mutual Shares
Class ADV	$0.2884	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.2984	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.2781	$—	$—	July 15, 2011	July 13, 2011

JPMorgan Small Cap Core Equity
Class ADV	$0.0473	$—	$—	July 15, 2011	July 13, 2011

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Class I	$0.0745	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.0473	$—	$—	July 15, 2011	July 13, 2011
Class S2	$0.0254	$—	$—	July 15, 2011	July 13, 2011

Large Cap Growth
Class ADV	$0.0364	$0.3870	$0.4886	July 15, 2011	July 13, 2011
Class I	$0.0413	$0.3870	$0.4886	July 15, 2011	July 13, 2011
Class S	$0.0278	$0.3870	$0.4886	July 15, 2011	July 13, 2011
Class S2	$0.0347	$0.3870	$0.4886	July 15, 2011	July 13, 2011

Large Cap Value
Class ADV	$0.0826	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.0827	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.0827	$—	$—	July 15, 2011	July 13, 2011

Limited Maturity Bond
Class ADV	$0.3511	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.3600	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.3306	$—	$—	July 15, 2011	July 13, 2011

PIMCO High Yield
Class ADV	$0.0656	$—	$—	August 1, 2011	Daily
Class I	$0.0710	$—	$—	August 1, 2011	Daily
Class S	$0.0688	$—	$—	August 1, 2011	Daily
Class S2	$0.0675	$—	$—	August 1, 2011	Daily

Pioneer Fund
Class ADV	$0.0278	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.0278	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.0278	$—	$—	July 15, 2011	July 13, 2011

Templeton Global Growth
Class ADV	$0.1292	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.2039	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.1750	$—	$—	July 15, 2011	July 13, 2011
Class S2	$0.1584	$—	$—	July 15, 2011	July 13, 2011

U.S. Stock Index
Class ADV	$0.0448	$0.1161	$0.3947	July 15, 2011	July 13, 2011
Class I	$0.0448	$0.1161	$0.3947	July 15, 2011	July 13, 2011
Class S	$0.0448	$0.1161	$0.3947	July 15, 2011	July 13, 2011
Class S2	$0.0448	$0.1161	$0.3947	July 15, 2011	July 13, 2011

On or about July 1, 2011, ING Groep, NV, the indirect parent of both DSL, the Investment Adviser to Clarion Real Estate and ING Clarion Real Estate Securities, LLC (“Clarion”), the Sub-Adviser to Clarion Real Estate, has completed a transaction in which it sold Clarion and other affiliated entities to CB Richard Ellis Group, Inc. (the “Transaction”). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Portfolio’s shareholders approved new sub-advisory agreements between DSL and CBRE Clarion, which became effective on or about July 1, 2011. The new sub-advisory a the compensation structure, as was in place under the Portfolio’s previous sub-advisory agreement with Clarion. The portfolio management teams for the sub-

adviser under the new agreements are the same as those in place prior to the closing of the Transaction. In addition, on June 14, 2011, Clarion Real Estate Portfolio’s shareholders approved a new investment advisory agreement with DSL to reflect the unbundling of the Portfolio’s unified fee structure into its advisory, administrative, and “other” expense components. The new investment advisory agreement became effective on or about July 1, 2011.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

52

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Information Technology	28.0%
Health Care	19.0%
Consumer Discretionary	18.4%
Industrials	10.6%
Energy	8.0%
Consumer Staples	5.8%
Materials	5.3%

Financials	2.2%
Telecommunication Services	2.1%
Utilities	0.3%
Other Assets and Liabilities – Net*	0.3%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 18.4%
148,000		CBS Corp. - Class B	$4,216,520	1.1
82,000		Coach, Inc.	5,242,260	1.3
120,000	@	DIRECTV	6,098,400	1.5
69,000	@	Dollar Tree, Inc.	4,596,780	1.2
262,000		H&R Block, Inc.	4,202,480	1.1
382,000		Interpublic Group of Cos., Inc.	4,775,000	1.2
53,000	@,L	ITT Educational Services, Inc.	4,146,720	1.0
110,000		Limited Brands, Inc.	4,229,500	1.1
92,000		Petsmart, Inc.	4,174,040	1.1
67,000	@,L	Tempur-Pedic International, Inc.	4,543,940	1.1
71,000	@	TRW Automotive Holdings Corp.	4,191,130	1.1
2,231,800		Other Securities	21,968,902	5.6
			72,385,672	18.4
		Consumer Staples: 5.8%
76,000		Herbalife Ltd.	4,380,640	1.1
167,000		Kroger Co.	4,141,600	1.1
149,000		Philip Morris International, Inc.	9,948,730	2.5
111,000		Other Securities	4,450,230	1.1
			22,921,200	5.8
		Energy: 8.0%
113,000	L	ExxonMobil Corp.	9,195,940	2.3
71,000	L	Holly Corp.	4,927,400	1.3
206,000	@	McDermott International, Inc.	4,080,860	1.0
388,600		Other Securities	13,225,008	3.4
			31,429,208	8.0
		Financials: 2.2%
206,000		TD Ameritrade Holding Corp.	4,019,060	1.0
185,000		Other Securities	4,729,800	1.2
			8,748,860	2.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: 19.0%
115,000		AmerisourceBergen Corp.	$4,761,000	1.2
94,000		Baxter International, Inc.	5,610,860	1.4
49,000		Biogen Idec, Inc.	5,239,080	1.4
97,000		Cardinal Health, Inc.	4,405,740	1.1
119,600	@	Coventry Health Care, Inc.	4,361,812	1.1
124,500	L	Eli Lilly & Co.	4,672,485	1.2
372,000	@	Health Management Associates, Inc.	4,010,160	1.0
985,100		Other Securities	41,919,013	10.6
			74,980,150	19.0
		Industrials: 10.6%
119,000		Chicago Bridge & Iron Co. NV	4,629,100	1.2
72,000		Fluor Corp.	4,655,520	1.2
64,000		Lockheed Martin Corp.	5,182,080	1.3
255,000		Manitowoc Co., Inc.	4,294,200	1.1
907,700		Other Securities	22,899,042	5.8
			41,659,942	10.6
		Information Technology: 28.0%
101,000		Altera Corp.	4,681,350	1.2
30,000		Apple, Inc.	10,070,100	2.6
311,000		Applied Materials, Inc.	4,046,110	1.0
303,000	@,L	Atmel Corp.	4,263,210	1.1
111,000	@	Autodesk, Inc.	4,284,600	1.1
402,000	@	Cadence Design Systems, Inc.	4,245,120	1.1
307,000	L	Dell, Inc.	5,117,690	1.3
79,000		Global Payments, Inc.	4,029,000	1.0

See Accompanying Notes to Financial Statements

53

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
96,000	@	Lam Research Corp.	$4,250,880	1.1
175,000		Maxim Integrated Products	4,473,000	1.1
278,000		Microsoft Corp.	7,228,000	1.8
117,000	@,L	Novellus Systems, Inc.	4,228,380	1.1
259,000	@	Nvidia Corp.	4,127,165	1.0
396,400	@	ON Semiconductor Corp.	4,150,308	1.1
205,900	@	Symantec Corp.	4,060,348	1.0
222,500		Western Union Co.	4,456,675	1.1
1,427,800		Other Securities	32,871,138	8.3
			110,583,074	28.0
		Materials: 5.3%
104,700		Ball Corp.	4,026,762	1.0
56,000		Cliffs Natural Resources, Inc.	5,177,200	1.3
136,000		International Paper Co.	4,055,520	1.0
175,000		RPM International, Inc.	4,028,500	1.0
233,000		Other Securities	3,695,380	1.0
			20,983,362	5.3
		Telecommunication Services: 2.1%
1,818,000	@,L	Level 3 Communications, Inc.	4,435,920	1.1
232,600		Other Securities	4,003,046	1.0
			8,438,966	2.1
		Utilities: 0.3%
80,000		Other Securities	1,228,000	0.3
		Total Common Stock (Cost $348,920,783)	393,358,434	99.7

SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc: 4.5%
17,506,089		BNY Mellon Overnight Government Fund(1)	17,506,089	4.4
468,580	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	374,864	0.1
		Total Securities Lending Collateral (Cost $17,974,669)	17,880,953	4.5

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
1,286,758	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $1,286,758)	$1,286,758	0.3
	Total Short-Term Investments (Cost $19,261,427)	19,167,711	4.8

	Total Investments in Securities (Cost $368,182,210)*	$412,526,145	104.5
	Liabilities in Excess of Other Assets	(17,947,175)	(4.5)

	Net Assets	$394,578,970	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $368,853,677.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$51,594,218
Gross Unrealized Depreciation	(7,921,750)

Net Unrealized appreciation	$43,672,468

See Accompanying Notes to Financial Statements

54

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$393,358,434	$—	$—	$393,358,434
Short-Term Investments	18,792,847	—	374,864	19,167,711

Total Investments, at value	$412,151,281	$—	$374,864	$412,526,145

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

55

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Financials	98.2%
Consumer Discretionary	1.1%

Other Assets and Liabilities – Net*	0.7%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 1.1%
109,400		Starwood Hotels & Resorts Worldwide, Inc.	$6,130,776	1.1

		Financials: 98.2%
129,771		Alexandria Real Estate Equities, Inc.	10,046,871	1.7
218,900		American Campus Communities, Inc.	7,775,328	1.3
470,378		Apartment Investment & Management Co.	12,008,750	2.0
183,000		Associated Estates Realty Corp.	2,973,750	0.5
188,292		AvalonBay Communities, Inc.	24,176,693	4.0
300,796		Boston Properties, Inc.	31,932,503	5.3
282,520		BRE Properties, Inc.	14,092,098	2.4
267,400		Brookfield Properties Co.	5,155,472	0.9
331,200	L	Colonial Properties Trust	6,756,480	1.1
567,300		Developers Diversified Realty Corp.	7,998,930	1.3
76,757	L	Digital Realty Trust, Inc.	4,742,047	0.8
241,500		Douglas Emmett, Inc.	4,803,435	0.8
150,166		Equity Lifestyle Properties, Inc.	9,376,365	1.6
638,471		Equity Residential	38,308,260	6.4
118,688		Federal Realty Investment Trust	10,109,844	1.7
1,017,453		General Growth Properties, Inc.	16,981,291	2.8
705,352		HCP, Inc.	25,879,365	4.3
302,700	L	Health Care Real Estate Investment Trust, Inc.	15,870,561	2.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
174,747	L	Highwoods Properties, Inc.	$5,789,368	1.0
1,581,268		Host Hotels & Resorts, Inc.	26,802,493	4.5
258,200		Hudson Pacific Properties, Inc.	4,009,846	0.7
274,100		Kilroy Realty Corp.	10,824,209	1.8
902,878		Kimco Realty Corp.	16,829,646	2.8
326,900		LaSalle Hotel Properties	8,610,546	1.4
396,145		Liberty Property Trust	12,906,404	2.2
371,423		Macerich Co.	19,871,130	3.3
295,519		Nationwide Health Properties, Inc.	12,237,442	2.0
182,800		Pebblebrook Hotel Trust	3,690,732	0.6
921,184	L	ProLogis, Inc.	33,015,234	5.5
185,064		Public Storage, Inc.	21,099,147	3.5
260,203		Regency Centers Corp.	11,441,126	1.9
509,211		Simon Property Group, Inc.	59,185,594	9.9
227,754		SL Green Realty Corp.	18,873,974	3.2
176,098		Tanger Factory Outlet Centers, Inc.	4,714,143	0.8
151,674		Taubman Centers, Inc.	8,979,101	1.5
462,303		UDR, Inc.	11,349,539	1.9
341,400		U-Store-It Trust	3,591,528	0.6
165,740		Ventas, Inc.	8,736,155	1.5
384,333		Vornado Realty Trust	35,812,149	6.0
			587,357,549	98.2
		Total Common Stock (Cost $418,301,159)	593,488,325	99.3

See Accompanying Notes to Financial Statements

56

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 3.9%
20,679,933		BNY Mellon Overnight Government Fund(1)	$20,679,933	3.5
3,758,883	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	3,007,107	0.4
		Total Securities Lending Collateral (Cost $24,438,816)	23,687,040	3.9

		Mutual Funds: 0.7%
3,974,373		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $3,974,373)	3,974,373	0.7
		Total Short-Term Investments (Cost $28,413,189)	27,661,413	4.6

		Total Investments in Securities (Cost $446,714,348)*	$621,149,738	103.9
		Liabilities in Excess of Other Assets	(23,158,086)	(3.9)

		Net Assets	$597,991,652	100.0

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $489,221,203.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$175,758,021
Gross Unrealized Depreciation	(43,829,486)

Net Unrealized appreciation	$131,928,535

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$593,488,325	$—	$—	$593,488,325
Short-Term Investments	24,654,306	—	3,007,107	27,661,413

Total Investments, at value	$618,142,631	$—	$3,007,107	$621,149,738

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

57

ING CLARION REAL ESTATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

Total Investments, at value	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

58

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation as

of June 30, 2011

(as a percentage of net assets)

Corporate Bonds/Notes	51.5%
Common Stock	39.2%
Preferred Stock	5.4%
Municipal Bonds	0.4%

Collateralized Mortgage Obligations	0.3%
Warrants	0.1%
Other Assets and Liabilities – Net*	3.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 51.5%
		Consumer Discretionary: 8.0%
3,300,000	#,L	American Airlines, Inc., 7.500%, 03/15/16	$3,250,500	0.4
6,000,000	L	Cablevision Systems Corp., 7.750%-8.000%, 04/15/18-04/15/20	6,446,250	0.8
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,937,756	0.8
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	2,090,000	0.2
4,300,000	#,L	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,235,500	0.5
1,400,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,452,500	0.2
1,600,000	#,&,L	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	1,744,000	0.2
8,164,403		Clear Channel Communications, Inc., 3.841%, 11/13/15	6,902,750	0.8
5,300,000	#	Clear Channel Communications, Inc., 9.000%, 03/01/21	5,101,250	0.6
3,000,000	#	ClubCorp Club Operations, Inc., 10.000%, 12/01/18	2,985,000	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,300,000	#,L	Dean Foods Co., 9.750%, 12/15/18	$1,387,750	0.2
1,500,000	#	MGM Resorts International, 10.000%, 11/01/16	1,593,750	0.2
23,953,188		Other Securities	24,421,808	2.8
			68,548,814	8.0
		Consumer Staples: 1.6%
4,500,000		Diversey, Inc., 8.250%, 11/15/19	5,298,750	0.6
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	470,000	0.1
7,832,000		Other Securities	8,093,210	0.9
			13,861,960	1.6
		Energy: 7.1%
1,100,000	#	Arch Coal, Inc., 7.250%, 06/15/21	1,106,875	0.1
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,031,250	0.1
6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	6,570,000	0.8
6,300,000		Chesapeake Energy Corp., 6.875%, 08/15/18-11/15/20	6,665,250	0.8
7,000,000		Dynegy Holdings, Inc., 7.500%, 06/01/15	5,740,000	0.7
4,000,000		Dynegy Holdings, Inc., 7.750%-8.375%, 05/01/16-06/01/19	3,038,750	0.3
1,500,000	#	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,601,250	0.2

See Accompanying Notes to Financial Statements

59

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	1,500,000	#,L	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	$1,455,000	0.2
	1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,530,000	0.2
	1,100,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,127,500	0.1
	4,000,000	#	SandRidge Energy, Inc., 8.000%, 06/01/18	4,100,000	0.5
	3,200,000	#	SandRidge Energy, Inc., 9.875%, 05/15/16	3,528,000	0.4
	2,000,000	#	W&T Offshore, Inc., 8.500%, 06/15/19	2,030,000	0.2
	20,500,000		Other Securities	21,613,341	2.5
				61,137,216	7.1
			Financials: 12.7%
	1,500,000	L	Bank of America Corp., 8.125%, 12/29/49	1,568,340	0.2
EUR	900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	1,252,936	0.1
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,540,758	0.2
	3,600,000	#	CEVA Group PLC, 11.500%, 04/01/18	3,807,000	0.4
	12,000,000	#	CIT Group, Inc., 7.000%, 05/04/15	12,045,000	1.4
	8,500,000	#	CIT Group, Inc., 7.000%, 05/02/16	8,489,375	1.0
	8,500,000	#	CIT Group, Inc., 7.000%, 05/02/17	8,500,000	1.0
	2,500,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	2,744,393	0.3
	4,300,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	5,336,773	0.6
	9,500,000	L	iStar Financial, Inc., 0.746%-8.625%, 10/01/12-06/01/13	9,200,000	1.1
	12,500,000	L	JPMorgan Chase & Co., 7.900%, 04/29/49	13,471,812	1.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	$2,675,000	0.3
2,000,000	#	M&T Bank Corp., 6.875%, 12/29/49	1,997,500	0.2
1,000,000	#	Petroplus Finance Ltd., 6.750%, 05/01/14	985,000	0.1
1,500,000	#	Petroplus Finance Ltd., 7.000%, 05/01/17	1,417,500	0.2
1,500,000	#	Petroplus Finance Ltd., 9.375%, 09/15/19	1,515,000	0.2
2,100,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	2,241,750	0.3
2,500,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,481,250	0.3
6,500,000	L	Wells Fargo Capital XV, 9.750%, 09/26/44	6,890,000	0.8
20,690,143		Other Securities	20,968,093	2.4
			109,127,480	12.7
		Health Care: 5.0%
5,000,000		Community Health Systems, Inc., 8.875%, 07/15/15	5,162,500	0.6
800,000	#	Giant Funding Corp., 8.250%, 02/01/18	838,000	0.1
11,500,000	L	HCA, Inc., 6.500% - 9.250%, 02/15/16- 02/15/20	12,267,500	1.4
3,000,000	#	Mylan, Inc., 6.000%, 11/15/18	3,063,750	0.4
4,000,000	#,&	Quintiles Transnational Corp., 9.500%, 12/30/14	4,110,000	0.5
5,000,000	L	Tenet Healthcare Corp., 9.250%, 02/01/15	5,493,750	0.6
5,250,000		Tenet Healthcare Corp., 9.000%-10.000%, 05/01/15-05/01/18	5,832,187	0.7
6,900,000		Other Securities	6,489,000	0.7
			43,256,687	5.0

See Accompanying Notes to Financial Statements

60

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: 2.7%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	$1,642,000	0.2
1,000,000	#	Calpine Corp., 7.500%, 02/15/21	1,025,000	0.1
1,400,000	#	Cemex SAB de CV, 3.250%, 03/15/16	1,387,750	0.2
805,000	#	Cemex SAB de CV, 3.750%, 03/15/18	800,975	0.1
1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	1,117,875	0.1
2,500,000	#	CHC Helicopter S.A., 9.250%, 10/15/20	2,268,750	0.3
1,000,000	#	NXP BV/NXP Funding, LLC, 9.750%, 08/01/18	1,125,000	0.1
13,039,000		Other Securities	13,655,742	1.6
			23,023,092	2.7
		Information Technology: 7.5%
4,179,000	#,L	First Data Corp., 8.250%, 01/15/21	4,116,315	0.5
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,131,228	0.3
6,368,000	#	First Data Corp., 12.625%, 01/15/21	6,845,600	0.8
1,778,000	L	First Data Corp., 9.875%-11.250%, 09/24/15-03/31/16	1,772,035	0.2
1,000,000	L	Freescale Semiconductor, Inc., 10.125%, 12/15/16	1,081,250	0.1
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,247,500	0.4
5,000,000	#	Freescale Semiconductor, Inc., 10.125%, 03/15/18	5,575,000	0.6
6,000,000	#,L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,810,000	0.8
1,500,000	#,L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	1,515,000	0.2
500,000	#	Interactive Data Corp., 10.250%, 08/01/18	546,250	0.1
10,878,053		Texas Competitive Electric Holdings Co. LLC, 4.690%, 10/10/17	9,127,850	1.1
11,542,971		Texas Competitive Electric Holdings Co. LLC - TL, 4.768%, 10/10/17	9,685,788	1.1

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Information Technology: (continued)
	11,124,039		Other Securities	$11,238,977	1.3
				64,692,793	7.5
			Materials: 1.8%
EUR	3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	4,564,445	0.5
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,851,982	0.4
EUR	2,000,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	3,023,580	0.4
	4,000,000		Other Securities	4,072,500	0.5
				15,512,507	1.8
			Telecommunication Services: 2.2%
	2,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, 12/01/15	2,690,625	0.3
	1,000,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, 12/01/15	1,072,500	0.2
	300,000	#	CommScope, Inc., 8.250%, 01/15/19	310,500	0.0
	1,000,000	#	Cricket Communications, Inc., 7.750%, 10/15/20	982,500	0.1
	2,750,000		UPC Germany GmbH, ,	4,197,301	0.5
	1,500,000		UPC Germany GmbH, ,	2,365,571	0.3
	6,200,000		Other Securities	6,997,497	0.8
				18,616,494	2.2
			Utilities: 2.9%
	800,000	#	Calpine Corp., 7.875%, 07/31/20	840,000	0.1
	1,500,000	#	Intergen NV, 9.000%, 06/30/17	1,593,750	0.2
	5,600,000	L	GenOn Energy, Inc., 7.625%-7.875%, 06/15/14-06/15/17	5,681,000	0.6

See Accompanying Notes to Financial Statements

61

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	$1,086,250	0.1
14,000,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	8,540,000	1.0
356,484	&,L	Texas Competitive Electric Holdings Co., LLC, 10.500%, 11/01/16	233,497	0.0
6,860,000	#	Texas Competitive Electric Holdings Co., LLC, 15.000%, 04/01/21	5,659,500	0.7
1,600,000		Other Securities	1,808,330	0.2
			25,442,327	2.9
		Total Corporate Bonds/Notes (Cost $420,509,253)	443,219,370	51.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,925,961	#	Banc of America Large Loan, Inc., 1.937%, 11/15/15	2,717,672	0.3
		Total Collateralized Mortgage Obligations (Cost $2,587,183)	2,717,672	0.3

MUNICIPAL BONDS: 0.4%
		California: 0.4%
3,000,000		Other Securities	3,281,130	0.4
		Total Municipal Bonds (Cost $3,003,484)	3,281,130	0.4

Shares			Value	Percentage of Net Assets

COMMON STOCK: 39.2%
		Consumer Discretionary: 1.5%
573,939		Other Securities	$13,042,743	1.5

		Consumer Staples: 1.0%
73,900		PepsiCo, Inc.	5,204,777	0.6
150,000		Other Securities	3,068,852	0.4
			8,273,629	1.0

Shares		Value	Percentage of Net Assets

	Energy: 7.5%
200,000	BP PLC ADR ADR	$8,858,000	1.1
365,000	Canadian Oil Sands Ltd.	10,532,376	1.2
160,000	ConocoPhillips	12,030,400	1.4
146,235	ExxonMobil Corp.	11,900,604	1.4
643,753	Other Securities	20,835,146	2.4
		64,156,526	7.5
	Financials: 5.1%
550,000	Bank of America Corp.	6,028,000	0.7
200,000	JPMorgan Chase & Co.	8,188,000	1.0
299,600	Wells Fargo & Co.	8,406,776	1.0
2,201,092	Other Securities	21,073,026	2.4
		43,695,802	5.1
	Health Care: 5.5%
150,000	Johnson & Johnson	9,978,000	1.1
410,200	Merck & Co., Inc.	14,475,958	1.7
378,100	Pfizer, Inc.	7,788,860	0.9
92,800	Roche Holding AG - Genusschein	15,536,647	1.8
		47,779,465	5.5
	Industrials: 0.9%
304,600	General Electric Co.	5,744,756	0.7
23,700	Other Securities	1,752,141	0.2
		7,496,897	0.9
	Information Technology: 1.4%
300,000	Intel Corp.	6,648,000	0.7
334,238	Other Securities	5,815,966	0.7
		12,463,966	1.4
	Materials: 1.4%
120,000	Newmont Mining Corp.	6,476,400	0.7
130,000	Other Securities	5,806,300	0.7
		12,282,700	1.4
	Telecommunication Services: 3.0%
275,000	AT&T, Inc.	8,637,750	1.0
2,750,000	Vodafone Group PLC	7,292,044	0.8
1,081,205	Other Securities	10,164,028	1.2
		26,093,822	3.0
	Utilities: 11.9%
150,000	American Electric Power Co., Inc.	5,652,000	0.7
160,000	Dominion Resources, Inc.	7,723,200	0.9
550,000	Duke Energy Corp.	10,356,500	1.2
85,000	Entergy Corp.	5,803,800	0.7

See Accompanying Notes to Financial Statements

62

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
102,000		NextEra Energy, Inc.	$5,860,920	0.7
172,000		Pacific Gas & Electric Co.	7,229,160	0.8
120,000		Progress Energy, Inc.	5,761,200	0.7
175,000		Public Service Enterprise Group, Inc.	5,712,000	0.7
105,000		Sempra Energy	5,552,400	0.6
325,000		Southern Co.	13,123,500	1.5
300,000		Xcel Energy, Inc.	7,290,000	0.8
794,600		Other Securities	22,135,010	2.6
			102,199,690	11.9
		Total Common Stock (Cost $333,836,973)	337,485,240	39.2

PREFERRED STOCK: 5.4%
		Consumer Discretionary: 0.2%
30,000		Other Securities	1,462,200	0.2

		Energy: 1.0%
3,500	#	Chesapeake Energy Corp.	4,418,750	0.5
25,000	#,@	SandRidge Energy, Inc.	4,103,125	0.5
			8,521,875	1.0
		Financials: 3.6%
1,839	#,P	Ally Financial, Inc.	1,728,430	0.2
9,300		Bank of America Corp.	9,311,160	1.1
8,000		Wells Fargo & Co.	8,480,000	1.0
742,110		Other Securities	11,543,806	1.3
			31,063,396	3.6
		Health Care: 0.3%
2,500		Tenet Healthcare Corp.	2,525,000	0.3

		Materials: 0.2%
33,000		Other Securities	1,646,370	0.2

		Utilities: 0.1%
20,000		Other Securities	1,037,000	0.1
		Total Preferred Stock (Cost $55,354,250)	46,255,841	5.4

Shares			Value	Percentage of Net Assets

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
46,509		Other Securities	$750,154	0.1
		Total Warrants (Cost $10,325,078)	750,154	0.1
		Total Long-Term Investments (Cost $825,616,221)	833,709,407	96.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 9.8%
		U.S. Government Agency Obligations: 0.6%
4,745,000	Z	Federal Home Loan Discount Note, 0.100%, 07/01/11 (Cost $4,745,000)	$4,745,000	0.6

Shares			Value	Percentage of Net Assets

		Securities Lending Collateralcc: 9.2%
79,076,979		BNY Mellon Overnight Government Fund(1)	$79,076,979	9.2
262,251	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	209,800	0.0
		Total Securities Lending Collateral (Cost $79,339,230)	79,286,779	9.2
		Total Short-Term Investments (Cost $84,084,230)	84,031,779	9.8

		Total Investments in Securities (Cost $909,700,451)*	$917,741,186	106.7
		Liabilities in Excess of Other Assets	(57,600,271)	(6.7)

		Net Assets	$860,140,915	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

63

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the
Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
EUR	EU Euro
GBP	British Pound
*	Cost for federal income tax purposes is $901,701,340.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,564,983
Gross Unrealized Depreciation	(74,525,137)

Net Unrealized appreciation	$8,039,846

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$13,042,743	$–	$–	$13,042,743
Consumer Staples	5,204,777	3,068,852	–	8,273,629
Energy	64,156,526	–	–	64,156,526
Financials	30,571,143	13,124,659	–	43,695,802
Health Care	32,242,818	15,536,647	–	47,779,465
Industrials	7,496,897	–	–	7,496,897
Information Technology	12,463,966	–	–	12,463,966
Materials	12,282,700	–	–	12,282,700
Telecommunication Services	16,315,875	9,777,947	–	26,093,822
Utilities	102,199,690	–	–	102,199,690

Total Common Stock	295,977,135	41,508,105	–	337,485,240

Preferred Stock	12,834,270	33,421,571	–	46,255,841
Warrants	750,154	–	–	750,154
Corporate Bonds/Notes	–	443,219,370	–	443,219,370
Collateralized Mortgage Obligations	–	2,717,672	–	2,717,672
Municipal Bonds	–	3,281,130	–	3,281,130
Short-Term Investments	79,076,979	4,745,000	209,800	84,031,779

Total Investments, at value	$388,638,538	$528,892,848	$209,800	$917,741,186

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

64

ING FRANKLIN INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800

Total Investments, at value	$209,800	$—	$—	$—	$—	$—	$—	$—	$209,800

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

65

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Consumer Staples	21.2%
Financials	15.8%
Health Care	12.7%
Consumer Discretionary	9.8%
Information Technology	8.3%
Energy	7.1%
Utilities	5.2%

Materials	4.7%
Industrials	4.6%
Telecommunication Services	2.8%
Other Assets and Liabilities – Net*	7.8%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 88.7%
	Consumer Discretionary: 8.1%
351,622	British Sky Broadcasting PLC	$4,773,674	0.9
397,084	News Corp. - Class A	7,028,387	1.4
74,734	Time Warner Cable, Inc.	5,832,241	1.1
165,362	Time Warner, Inc.	6,014,216	1.2
3,383,655	Other Securities	17,890,155	3.5
		41,538,673	8.1
	Consumer Staples: 21.2%
308,832	Altria Group, Inc.	8,156,253	1.6
290,873	British American Tobacco PLC	12,755,288	2.5
82	British American Tobacco PLC ADR ADR	7,216	0.0
344,839	CVS Caremark Corp.	12,960,122	2.5
108,648	Dr. Pepper Snapple Group, Inc.	4,555,611	0.9
105,768	General Mills, Inc.	3,936,685	0.8
263,957	Imperial Tobacco Group PLC	8,787,816	1.7
311,728	Kraft Foods, Inc.	10,982,177	2.1
236,118	Kroger Co.	5,855,726	1.2
142,323	Nestle S.A.	8,856,553	1.7
74,479	Pernod-Ricard S.A.	7,345,609	1.4
747,542	Other Securities	24,538,358	4.8
		108,737,414	21.2
	Energy: 6.9%
208,139	Marathon Oil Corp.	10,964,763	2.1
214,271	Royal Dutch Shell PLC	7,608,528	1.5
92,015	Transocean Ltd.	5,940,488	1.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
540,644		Other Securities	$10,698,378	2.1
			35,212,157	6.9
		Financials: 15.4%
80,913		ACE Ltd.	5,325,694	1.0
152,380		American International Group, Inc.	4,467,781	0.9
380,645		Bank of America Corp.	4,171,869	0.8
974,744		Barclays PLC	3,998,758	0.8
48,247	#,@	Bond Street Holdings, LLC	1,037,310	0.2
228,990		Morgan Stanley	5,269,060	1.0
92,090		PNC Financial Services Group, Inc.	5,489,485	1.1
234,564		Wells Fargo & Co.	6,581,866	1.3
259,559		Weyerhaeuser Co.	5,673,960	1.1
20,198	@	White Mountains Insurance Group Ltd.	8,486,392	1.6
1,283,921		Other Securities	28,717,184	5.6
			79,219,359	15.4
		Health Care: 12.7%
85,160		Amgen, Inc.	4,969,086	1.0
218,924		Eli Lilly & Co.	8,216,218	1.6
138,470		Medtronic, Inc.	5,335,249	1.0
236,720		Merck & Co., Inc.	8,353,849	1.6
64,544		Novartis AG ADR ADR	3,944,284	0.8
450,862		Pfizer, Inc.	9,287,757	1.8
662,775		Tenet Healthcare Corp.	4,135,716	0.8
175,877		UnitedHealth Group, Inc.	9,071,736	1.8

See Accompanying Notes to Financial Statements

66

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
678,995		Other Securities	$12,137,207	2.3
			65,451,102	12.7
		Industrials: 4.6%
681		AP Moller - Maersk A/S - Class B	5,879,085	1.2
115,723	@	Owens Corning, Inc.	4,322,254	0.8
857,758		Other Securities	13,305,769	2.6
			23,507,108	4.6
		Information Technology: 8.3%
150,766		Hewlett-Packard Co.	5,487,882	1.1
687,787		LSI Logic Corp.	4,897,044	1.0
376,221		Microsoft Corp.	9,781,746	1.9
845,342		Xerox Corp.	8,800,010	1.7
511,789		Other Securities	13,503,642	2.6
			42,470,324	8.3
		Materials: 4.7%
207,043		International Paper Co.	6,174,022	1.2
41,231		Linde AG	7,233,871	1.4
128,738		ThyssenKrupp AG	6,688,967	1.3
76,236		Other Securities	3,944,421	0.8
			24,041,281	4.7
		Telecommunication Services: 2.8%
216,122		Telefonica S.A.	5,278,538	1.0
3,024,624		Vodafone Group PLC	8,020,251	1.6
2,004,569		Other Securities	1,303,628	0.2
			14,602,417	2.8
		Utilities: 4.0%
177,712		E.ON AG	5,051,385	1.0
98,032		Exelon Corp.	4,199,691	0.8
161,533		NRG Energy, Inc.	3,970,481	0.8
210,894		Other Securities	7,559,676	1.4
			20,781,233	4.0
		Total Common Stock (Cost $410,499,028)	455,561,068	88.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 3.5%
		Consumer Discretionary: 1.7%
$5,253,322	&	Clear Channel Communications, Inc., 3.836%-11.000%, 01/29/16-08/01/16	$4,473,785	0.9
209,135		Realogy Corp., 3.456%, 10/10/13	195,019	0.0
4,689,803		Realogy Corp., 4.518%, 10/10/16	4,185,649	0.8
967,000		Other Securities(a)	—	—
			8,854,453	1.7
		Energy: 0.2%
1,015,000	#	OPTI Canada, Inc., 9.000%-9.750%, 12/15/12-08/15/13	1,015,913	0.2

		Financials: 0.4%
277,000	#	Realogy Corp., 7.875%, 02/15/19	275,615	0.0
988,504		Realogy Corp., 2.250%-13.500%, 10/10/13-10/15/17	947,431	0.2
2,142,732		Other Securities(a)	934,013	0.2
			2,157,059	0.4
		Utilities: 1.2%
6,400,233		Texas Competitive Electric Holdings Co. LLC, 4.690%, 10/10/17	5,370,480	1.1
472,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	466,100	0.1
206,395		Other Securities	10,273	0.0
			5,846,853	1.2
		Total Corporate Bonds/Notes (Cost $18,960,339)	17,874,278	3.5
		Total Long-Term Investments (Cost $429,459,367)	473,435,346	92.2

See Accompanying Notes to Financial Statements

67

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.1%
		U.S. Government Agency Obligations: 6.1%
$7,300,000	Z	U.S. Government Agency Obligations, 0.100%, 07/01/11	$7,300,000	1.4
3,000,000		U.S. Treasury Bills, 0.051%, 08/25/11	2,999,427	0.6
5,000,000		United States Treasury Bill, 0.020%, 09/22/11	4,999,825	1.0
3,000,000		U.S. Treasury Bills, 0.030%, 10/27/11	2,999,736	0.6
2,000,000		U.S. Treasury Bills, 0.033%, 08/18/11	1,999,973	0.4
3,000,000		U.S. Treasury Bills, 0.040%, 08/04/11	2,999,582	0.6
5,000,000		U.S. Treasury Bills, 0.101%, 07/07/11	4,999,854	0.9
3,000,000		U.S. Treasury Bills, 0.100%, 11/25/11	2,999,241	0.6
			31,297,638	6.1
		Total Short-Term Investments (Cost $31,295,782)	31,297,638	6.1

		Total Investments in Securities (Cost $460,755,149)*	$504,732,984	98.3
		Assets in Excess of Other Liabilities	8,835,550	1.7

		Net Assets	$513,568,534	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(a)	The grouping contains securities in default.
*	Cost for federal income tax purposes is $461,426,876.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$70,950,650
Gross Unrealized Depreciation	(27,644,542)

Net Unrealized appreciation	$43,306,108

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$32,595,710	$8,588,929	$354,034	$41,538,673
Consumer Staples	68,507,079	40,230,335	—	108,737,414
Energy	25,235,830	9,976,327	—	35,212,157

See Accompanying Notes to Financial Statements

68

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Financials	$62,595,788	$16,623,571	$—	$79,219,359
Health Care	65,451,102	—	—	65,451,102
Industrials	11,333,478	12,173,630	—	23,507,108
Information Technology	40,522,960	1,947,364	—	42,470,324
Materials	10,118,443	13,922,838	—	24,041,281
Telecommunication Services	1,303,628	13,298,789	—	14,602,417
Utilities	12,332,875	8,448,358	—	20,781,233

Total Common Stock	329,996,893	125,210,141	354,034	455,561,068

Corporate Bonds/Notes	—	17,874,278	—	17,874,278
Short-Term Investments	—	31,297,638	—	31,297,638

Total Investments, at value	$329,996,893	$174,382,057	$354,034	$504,732,984

Other Financial Instruments+
Forward Foreign Currency Contracts	—	796,526	—	796,526

Total Assets	$329,996,893	$175,178,583	$354,034	$505,529,510

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(905,570)	$—	$(905,570)

Total Liabilities	$—	$(905,570)	$—	$(905,570)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Common Stock	$951,946	$—	$(117,279)	$—	$—	$(480,633)	$—	$—	$354,034
Rights	742,775	—	(1,001,238)	(14,964)	15,374	258,053	—	—	—

Total Investments, at value	$1,694,721	$—	$(1,118,517)	$(14,964)	$15,374	$(222,580)	$—	$—	$354,034

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(480,633).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

69

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	500,000	Buy	08/12/11	$809,300	$802,035	$(7,265)
Bank of America	Japanese Yen	9,894,649	Buy	10/20/11	120,473	123,001	2,528
Bank of America	Japanese Yen	9,743,742	Buy	10/20/11	118,928	121,125	2,197
Bank of America	Japanese Yen	10,309,303	Buy	10/20/11	128,150	128,155	5
Bank of America	Japanese Yen	7,653,800	Buy	10/20/11	95,550	95,145	(405)
Barclays Bank PLC	British Pound	540,000	Buy	09/16/11	875,340	865,826	(9,514)
Deutsche Bank AG	Swiss Franc	311,500	Buy	08/10/11	369,711	370,598	887
Deutsche Bank AG	EU Euro	1,212,884	Buy	09/15/11	1,711,767	1,754,932	43,165
Deutsche Bank AG	EU Euro	900,000	Buy	09/15/11	1,273,122	1,302,218	29,096
Deutsche Bank AG	Japanese Yen	7,838,854	Buy	10/20/11	96,771	97,445	674
Deutsche Bank AG	Japanese Yen	2,750,000	Buy	10/20/11	33,722	34,185	463
Deutsche Bank AG	Japanese Yen	5,987,102	Buy	10/20/11	74,004	74,426	422
Deutsche Bank AG	Japanese Yen	5,935,167	Buy	10/20/11	73,938	73,781	(157)
Deutsche Bank AG	Japanese Yen	11,750,000	Buy	10/20/11	146,274	146,065	(209)
Deutsche Bank AG	Japanese Yen	6,300,000	Buy	10/20/11	77,943	78,315	372
Deutsche Bank AG	Norwegian Krone	1,052,640	Buy	08/19/11	190,234	194,467	4,233
Deutsche Bank AG	Norwegian Krone	425,000	Buy	08/19/11	78,457	78,516	59
Deutsche Bank AG	Norwegian Krone	1,093,772	Buy	08/19/11	202,198	202,065	(133)
Deutsche Bank AG	Norwegian Krone	2,129,251	Buy	08/19/11	391,810	393,362	1,552
Deutsche Bank AG	Norwegian Krone	778,986	Buy	08/19/11	141,582	143,911	2,329
Deutsche Bank AG	Norwegian Krone	382,900	Buy	08/19/11	68,888	70,738	1,850
Deutsche Bank AG	Norwegian Krone	612,531	Buy	08/19/11	111,664	113,161	1,497
State Street	Swiss Franc	93,000	Buy	08/10/11	111,760	110,644	(1,116)
State Street	EU Euro	125,351	Buy	09/15/11	178,490	181,372	2,882
State Street	Norwegian Krone	470,076	Buy	08/19/11	86,813	86,843	30
State Street	Norwegian Krone	747,115	Buy	08/19/11	139,149	138,023	(1,126)

							$74,316

Bank of America	Japanese Yen	108,345,233	Sell	10/20/11	1,314,869	1,346,846	(31,977)
Bank of America	British Pound	22,189,318	Sell	08/12/11	36,279,534	35,593,231	686,303
Barclays Bank PLC	Japanese Yen	7,473,240	Sell	10/20/11	90,000	92,900	(2,900)
Barclays Bank PLC	Norwegian Krone	19,978,584	Sell	08/19/11	3,587,116	3,690,884	(103,768)
Barclays Bank PLC	Australian Dollar	707,994	Sell	08/23/11	740,597	753,954	(13,357)
Barclays Bank PLC	EU Euro	590,000	Sell	09/15/11	854,762	853,676	1,086
Deutsche Bank AG	Japanese Yen	14,944,869	Sell	10/20/11	180,000	185,780	(5,780)
Deutsche Bank AG	Japanese Yen	10,697,180	Sell	10/20/11	130,000	132,977	(2,977)
Deutsche Bank AG	British Pound	700,000	Sell	08/12/11	1,137,745	1,122,849	14,896
Deutsche Bank AG	EU Euro	15,158,951	Sell	09/15/11	21,739,451	21,933,619	(194,168)
Deutsche Bank AG	Australian Dollar	524,015	Sell	08/23/11	545,646	558,031	(12,385)
Deutsche Bank AG	Australian Dollar	189,188	Sell	08/23/11	199,763	201,469	(1,706)
Deutsche Bank AG	Australian Dollar	189,188	Sell	08/23/11	199,763	201,469	(1,706)
HSBC	Japanese Yen	7,470,630	Sell	10/20/11	90,000	92,868	(2,868)
HSBC	Japanese Yen	5,342,350	Sell	10/20/11	65,000	66,411	(1,411)
HSBC	Japanese Yen	19,300,000	Sell	10/20/11	234,440	239,920	(5,480)
HSBC	Japanese Yen	33,500,000	Sell	10/20/11	409,992	416,441	(6,449)
HSBC	EU Euro	16,029,965	Sell	09/15/11	22,983,764	23,193,898	(210,134)
State Street	Swiss Franc	6,334,341	Sell	08/10/11	7,247,530	7,536,092	(288,562)
State Street	Australian Dollar	105,000	Sell	08/23/11	111,799	111,816	(17)

							$(183,360)

See Accompanying Notes to Financial Statements

70

ING FRANKLIN MUTUAL SHARES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$796,526

Total Asset Derivatives		$796,526

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$905,570

Total Liability Derivatives		$905,570

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign currency related transactions*
Foreign exchange contracts	$(6,687,107)

Total	$(6,687,107)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign currency related transactions*
Foreign exchange contracts	$(109,044)

Total	$(109,044)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

71

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Financials	20.9%
Consumer Discretionary	17.9%
Industrials	14.6%
Information Technology	13.8%
Health Care	11.4%
Materials	7.4%
Energy	6.0%

Utilities	3.0%
Consumer Staples	1.8%
Telecommunication Services	1.4%
U.S. Treasury Obligations	0.1%
Other Assets and Liabilities – Net*	1.7%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Consumer Discretionary: 17.9%
140,540		Chico’s FAS, Inc.	$2,140,424	0.5
49,485		Cracker Barrel Old Country Store	2,440,105	0.6
69,270		Dick’s Sporting Goods, Inc.	2,663,432	0.6
41,600		Dillard’s, Inc.	2,169,024	0.5
122,199		Iconix Brand Group, Inc.	2,957,216	0.7
155,531		Jarden Corp.	5,367,375	1.3
37,067		Morningstar, Inc.	2,252,932	0.5
121,830		Papa John’s International, Inc.	4,052,066	0.9
112,480		Penn National Gaming, Inc.	4,537,443	1.1
72,350		Pool Corp.	2,156,754	0.5
62,060		Williams-Sonoma, Inc.	2,264,569	0.5
2,256,082		Other Securities	43,473,680	10.2
			76,475,020	17.9
		Consumer Staples: 1.8%
44,810		J&J Snack Foods Corp.	2,233,779	0.5
294,500		Other Securities	5,436,188	1.3
			7,669,967	1.8
		Energy: 6.0%
25,490		Cimarex Energy Co.	2,292,061	0.5
120,250		Patterson-UTI Energy, Inc.	3,801,102	0.9
44,470	L	Tidewater, Inc.	2,392,931	0.6
846,368		Other Securities	17,154,356	4.0
			25,640,450	6.0
		Financials: 20.9%
42,700		Cash America International, Inc.	2,471,049	0.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
74,091		EastGroup Properties, Inc.	$3,149,608	0.7
162,042	L	First Financial Bancorp.	2,704,481	0.6
189,124		HFF, Inc.	2,853,881	0.7
77,859		IBERIABANK Corp.	4,487,793	1.1
43,380		Mid-America Apartment Communities, Inc.	2,926,849	0.7
109,920	L	National Retail Properties, Inc.	2,694,139	0.6
74,350		ProAssurance Corp.	5,204,500	1.2
303,763		Umpqua Holdings Corp.	3,514,538	0.8
4,264,582		Other Securities	59,474,612	13.9
			89,481,450	20.9
		Health Care: 11.4%
149,870		Coventry Health Care, Inc.	5,465,759	1.3
27,960	L	Idexx Laboratories, Inc.	2,168,578	0.5
40,720		MWI Veterinary Supply, Inc.	3,288,954	0.8
134,330	L	PSS World Medical, Inc.	3,762,583	0.9
108,240		VCA Antech, Inc.	2,294,688	0.5
68,200		WellCare Health Plans, Inc.	3,506,162	0.8
2,160,186		Other Securities	28,437,146	6.6
			48,923,870	11.4
		Industrials: 14.6%
120,767		Herman Miller, Inc.	3,287,278	0.8
142,990	@	KAR Holdings, Inc.	2,703,941	0.6
75,380		Kaydon Corp.	2,813,181	0.6
67,961	@	RBC Bearings, Inc.	2,566,207	0.6

See Accompanying Notes to Financial Statements

72

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
50,600		Regal-Beloit Corp.	$3,378,562	0.8
50,690		TransDigm Group, Inc.	4,622,421	1.1
151,220		Waste Connections, Inc.	4,798,211	1.1
1,936,472		Other Securities	38,374,708	9.0
			62,544,509	14.6
		Information Technology: 13.8%
47,190		Anixter International, Inc.	3,083,394	0.7
142,000	L	GT Solar International, Inc.	2,300,400	0.5
201,400		Kulicke & Soffa Industries, Inc.	2,243,596	0.5
57,270		Micros Systems, Inc.	2,846,892	0.7
63,820		Solera Holdings, Inc.	3,775,591	0.9
2,831,729		Other Securities	44,789,079	10.5
			59,038,952	13.8
		Materials: 7.3%
73,260		Aptargroup, Inc.	3,834,429	0.9
87,350	@	Crown Holdings, Inc.	3,390,927	0.8
44,920		Scotts Miracle-Gro Co.	2,304,845	0.6
135,790		Silgan Holdings, Inc.	5,563,316	1.3
674,610		Other Securities	16,324,120	3.8
			31,417,637	7.4
		Telecommunication Services: 1.4%
108,661		NTELOS Holdings Corp.	2,218,858	0.5
792,300		Other Securities	3,731,247	0.9
			5,950,105	1.4
		Utilities: 3.0%
52,520	L	Northwest Natural Gas Co.	2,370,228	0.6
91,710		NorthWestern Corp.	3,036,518	0.7
92,500		Portland General Electric Co.	2,338,400	0.6
134,475		Other Securities	4,894,440	1.1
			12,639,586	3.0
		Total Common Stock (Cost $339,441,798)	419,781,546	98.1

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
$600,000	S	Other Securities	$601,711	0.1
		Total U.S. Treasury Obligations (Cost $601,121)	601,711	0.1
		Total Long-Term Investments (Cost $340,042,919)	420,383,257	98.2

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 9.9%
		Securities Lending Collateralcc: 8.3%
34,524,331		BNY Mellon Overnight Government Fund(1)	34,524,331	8.1
1,121,269	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	897,015	0.2
		Total Securities Lending Collateral (Cost $35,645,600)	35,421,346	8.3

		Mutual Funds: 1.6%
6,872,709		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $6,872,709)	6,872,709	1.6
		Total Short-Term Investments (Cost $42,518,309)	42,294,055	9.9

		Total Investments in Securities (Cost $382,561,228)*	$462,677,312	108.2
		Liabilities in Excess of Other Assets	(34,943,432)	(8.2)

		Net Assets	$427,733,880	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

See Accompanying Notes to Financial Statements

73

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $388,069,862.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$94,610,219
Gross Unrealized Depreciation	(20,002,769)

Net Unrealized appreciation	$74,607,450

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$419,781,546	$—	$—	$419,781,546
Short-Term Investments	41,397,040	—	897,015	42,294,055
U.S. Treasury Obligations	—	601,711	—	601,711

Total Investments, at value	$461,178,586	$601,711	$897,015	$462,677,312

Other Financial Instruments+
Futures	140,390	—	—	140,390

Total Assets	$461,318,976	$601,711	$897,015	$462,817,702

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$887,015	$—	$—	$—	$—	$—	$—	$—	$887,015

Total Investments, at value	$887,015	$—	$—	$—	$—	$—	$—	$—	$887,015

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

74

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	41	09/16/11	$4,292,080	$140,390

			$4,292,080	$140,390

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$140,390

Total Asset Derivatives		$140,390

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(199,982)

Total	$(199,982)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$88,673

Total	$88,673

See Accompanying Notes to Financial Statements

75

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Information Technology	28.5%
Consumer Discretionary	15.3%
Consumer Staples	11.6%
Energy	11.6%
Industrials	10.3%

Health Care	9.8%
Materials	6.4%
Financials	4.3%
Other Assets and Liabilities – Net*	2.2%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 97.8%
	Consumer Discretionary: 15.3%
231,260	Bed Bath & Beyond, Inc.	$13,498,646	1.4
607,840	Comcast Corp. – Class A	15,402,666	1.7
375,470	DIRECTV	19,081,385	2.0
271,040	Harley-Davidson, Inc.	11,104,509	1.2
803,420	Interpublic Group of Cos., Inc.	10,042,750	1.1
458,540	Macy’s, Inc.	13,407,710	1.4
305,670	McDonald’s Corp.	25,774,094	2.8
24,980	Priceline.com, Inc.	12,788,011	1.4
395,939	Wyndham Worldwide Corp.	13,323,347	1.4
137,560	Other Securities	8,794,211	0.9
		143,217,329	15.3
	Consumer Staples: 11.6%
523,960	Coca-Cola Enterprises, Inc.	15,289,153	1.6
170,450	Herbalife Ltd.	9,824,738	1.0
245,030	Hershey Co.	13,929,955	1.5
401,260	Philip Morris International, Inc.	26,792,130	2.9
199,750	Procter & Gamble Co.	12,698,108	1.4
185,930	Wal-Mart Stores, Inc.	9,880,320	1.1
179,206	Whole Foods Market, Inc.	11,370,621	1.2
80,700	Other Securities	8,785,809	0.9
		108,570,834	11.6
	Energy: 11.6%
426,761	Arch Coal, Inc.	11,377,448	1.2
641,910	ExxonMobil Corp.	52,238,636	5.6
206,840	National Oilwell Varco, Inc.	16,176,957	1.7
190,470	Range Resources Corp.	10,571,085	1.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
347,670		Other Securities	$18,047,042	1.9
			108,411,168	11.6
		Financials: 4.3%
306,378		American Express Co.	15,839,743	1.7
598,910		Blackstone Group LP	9,917,950	1.0
148,610		Prudential Financial, Inc.	9,450,110	1.0
149,175		Other Securities	5,534,392	0.6
			40,742,195	4.3
		Health Care: 9.8%
89,470		Biogen Idec, Inc.	9,566,132	1.0
253,890		Covidien PLC	13,514,565	1.4
141,510		Johnson & Johnson	9,413,245	1.0
124,520		Laboratory Corp. of America Holdings	12,052,291	1.3
210,490		St. Jude Medical, Inc.	10,036,163	1.1
107,490		Waters Corp.	10,291,092	1.1
162,930	L	Watson Pharmaceuticals, Inc.	11,198,179	1.2
353,596		Other Securities	15,386,836	1.7
			91,458,503	9.8
		Industrials: 10.3%
415,900		Danaher Corp.	22,038,541	2.4
176,790		Dover Corp.	11,986,362	1.3
176,480		Roper Industries, Inc.	14,700,784	1.6
209,550		United Technologies Corp.	18,547,271	2.0
309,150		Verisk Analytics, Inc.	10,702,773	1.1
633,840		Other Securities	18,111,635	1.9
			96,087,366	10.3

See Accompanying Notes to Financial Statements

76

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 28.5%
356,360		Adobe Systems, Inc.	$11,207,522	1.2
150,190		Apple, Inc.	50,414,277	5.4
258,390		BMC Software, Inc.	14,133,933	1.5
285,600		Broadcom Corp.	9,607,584	1.0
179,390		Citrix Systems, Inc.	14,351,200	1.5
48,865		Google, Inc. - Class A	24,744,259	2.7
225,860		Intuit, Inc.	11,713,100	1.3
704,280		Marvell Technology Group Ltd.	10,398,694	1.1
1,121,880		Microsoft Corp.	29,168,880	3.1
283,620	L	NetApp, Inc.	14,969,464	1.6
839,367		Oracle Corp.	27,623,568	3.0
416,540		Qualcomm, Inc.	23,655,306	2.5
659,720		Other Securities	24,340,525	2.6
			266,328,312	28.5
		Materials: 6.4%
104,990		Cliffs Natural Resources, Inc.	9,706,325	1.0
281,030		Monsanto Co.	20,385,916	2.2
156,870		Sigma-Aldrich Corp.	11,511,121	1.2
299,060		Other Securities	18,220,200	2.0
			59,823,562	6.4
		Total Common Stock (Cost $824,279,205)	914,639,269	97.8

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc: 2.0%
18,482,821		BNY Mellon Overnight Government Fund(1)	18,482,821	2.0
154,628	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	123,702	0.0
		Total Securities Lending Collateral (Cost $18,637,449)	18,606,523	2.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.1%
19,742,000	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $19,742,000)	$19,742,000	2.1
	Total Short-Term Investments (Cost $38,379,449)	38,348,523	4.1

	Total Investments in Securities (Cost $862,658,654)*	$952,987,792	101.9
	Liabilities in Excess of Other Assets	(17,634,140)	(1.9)

	Net Assets	$935,353,652	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $862,864,415.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,585,766
Gross Unrealized Depreciation	(12,462,389)

Net Unrealized appreciation	$90,123,377

See Accompanying Notes to Financial Statements

77

ING LARGE CAP GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$914,639,269	$—	$—	$914,639,269
Short-Term Investments	38,224,821	—	123,702	38,348,523

Total Investments, at value	$952,864,090	$—	$123,702	$952,987,792

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702

Total Investments, at value	$—	$—	$—	$—	$—	$—	$123,702	$—	$123,702

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

78

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation as of June 30, 2011

(as a percentage of net assets)

Financials	25.0%
Energy	13.5%
Health Care	13.2%
Consumer Staples	8.8%
Utilities	8.3%
Consumer Discretionary	7.7%
Industrials	6.9%

Telecommunication Services	6.1%
Information Technology	6.1%
Materials	2.3%
Other Assets and Liabilities – Net*	2.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Consumer Discretionary: 7.7%
263,200		American Eagle Outfitters	$3,355,800	1.1
296,400		Comcast Corp. - Class A	7,510,776	2.4
127,100	L	Garmin Ltd.	4,198,113	1.4
402,253	L	Regal Entertainment Group	4,967,825	1.6
234,500		Staples, Inc.	3,705,100	1.2
			23,737,614	7.7
		Consumer Staples: 8.8%
155,100		Altria Group, Inc.	4,096,191	1.3
48,400		Kimberly-Clark Corp.	3,221,504	1.1
93,200		Molson Coors Brewing Co.	4,169,768	1.4
155,000		Procter & Gamble Co.	9,853,350	3.2
105,900		Wal-Mart Stores, Inc.	5,627,526	1.8
			26,968,339	8.8
		Energy: 13.5%
132,300		Chevron Corp.	13,605,732	4.4
112,800		ConocoPhillips	8,481,432	2.8
44,300	L	Diamond Offshore Drilling	3,119,163	1.0
100,900		ExxonMobil Corp.	8,211,242	2.7
54,100		Royal Dutch Shell PLC ADR - Class A ADR	3,848,133	1.3
272,100		Other Securities	4,152,362	1.3
			41,418,064	13.5
		Financials: 25.0%
67,900		Ameriprise Financial, Inc.	3,916,472	1.3
315,400		Bank of America Corp.	3,456,784	1.1
64,100		Bank of Hawaii Corp.	2,981,932	1.0
129,500		BB&T Corp.	3,475,780	1.1
252,400		Blackstone Group LP	4,179,744	1.4

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: (continued)
250,900	First Niagara Financial Group, Inc.	$3,311,880	1.1
262,500	JPMorgan Chase & Co.	10,746,750	3.5
281,900	People’s United Financial, Inc.	3,788,736	1.2
71,800	Prudential Financial, Inc.	4,565,762	1.5
71,800	Travelers Cos., Inc.	4,191,684	1.4
170,100	US Bancorp.	4,339,251	1.4
124,100	Weingarten Realty Investors	3,122,356	1.0
136,300	Wells Fargo & Co.	3,824,578	1.2
165,600	XL Group PLC	3,639,888	1.2
799,400	Other Securities	17,050,154	5.6
		76,591,751	25.0
	Health Care: 13.2%
118,900	Cardinal Health, Inc.	5,400,438	1.8
116,400	Johnson & Johnson	7,742,928	2.5
113,100	Medtronic, Inc.	4,357,743	1.4
280,700	Merck & Co., Inc.	9,905,903	3.3
628,200	Pfizer, Inc.	12,940,920	4.2
		40,347,932	13.2
	Industrials: 6.9%
637,900	General Electric Co.	12,030,794	3.9
139,500	Harsco Corp.	4,547,700	1.5
93,300	Tyco International Ltd.	4,611,819	1.5
		21,190,313	6.9
	Information Technology: 6.1%
353,300	Cisco Systems, Inc.	5,515,013	1.8
261,100	Intel Corp.	5,785,976	1.9
233,500	Microsoft Corp.	6,071,000	2.0

See Accompanying Notes to Financial Statements

79

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
206,400		Other Securities	$1,244,592	0.4
			18,616,581	6.1
		Materials: 2.3%
57,000		EI Du Pont de Nemours & Co.	3,080,850	1.0
112,700		Sonoco Products Co.	4,005,358	1.3
			7,086,208	2.3
		Telecommunication Services: 6.1%
141,300		AT&T, Inc.	4,438,233	1.4
136,253		CenturyTel, Inc.	5,508,709	1.8
235,500		Verizon Communications, Inc.	8,767,665	2.9
			18,714,607	6.1
		Utilities: 8.3%
138,600		American Electric Power Co., Inc.	5,222,448	1.7
257,400		CenterPoint Energy, Inc.	4,980,690	1.6
76,100		DTE Energy Co.	3,806,522	1.2
69,000		Entergy Corp.	4,711,320	1.5
205,000		Great Plains Energy, Inc.	4,249,650	1.4
68,500		Other Securities	2,591,355	0.9
			25,561,985	8.3
		Total Common Stock (Cost $292,373,671)	300,233,394	97.9

SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateralcc: 4.2%
12,629,770		BNY Mellon Overnight Government Fund(1)	12,629,770	4.1
139,950	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	111,960	0.1
		Total Securities Lending Collateral (Cost $12,769,720)	12,741,730	4.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.3%
3,930,000	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $3,930,000)	$3,930,000	1.3
	Total Short-Term Investments (Cost $16,699,720)	16,671,730	5.5

	Total Investments in Securities (Cost $309,073,391)*	$316,905,124	103.4
	Liabilities in Excess of Other Assets	(10,275,079)	(3.4)

	Net Assets	$306,630,045	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $310,129,305.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,895,527
Gross Unrealized Depreciation	(8,119,708)

Net Unrealized appreciation	$6,775,819

See Accompanying Notes to Financial Statements

80

ING LARGE CAP VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$300,233,394	$—	$—	$300,233,394
Short-Term Investments	16,559,770	—	111,960	16,671,730

Total Investments, at value	$316,793,164	$—	$111,960	$316,905,124

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960

Total Investments, at value	$—	$—	$—	$—	$—	$—	$111,960	$—	$111,960

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

81

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation

as of June 30, 2011

(as a percentage of net assets)

Corporate Bonds/Notes	54.4%
U.S. Treasury Obligations	25.1%
Asset-Backed Securities	9.0%
U.S. Government Agency Obligations	2.1%

Collateralized Mortgage Obligations	0.3%
Other Assets and Liabilities – Net*	9.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 54.4%
		Consumer Discretionary: 2.6%
900,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	$912,503	0.4
880,000		Wyeth, 5.500%, 02/01/14	976,281	0.4
3,880,000		Other Securities	4,160,297	1.8
			6,049,081	2.6

		Consumer Staples: 2.5%
750,000		Altria Group, Inc., 8.500%, 11/10/13	869,731	0.4
4,683,000		Other Securities	4,954,950	2.1
			5,824,681	2.5

		Energy: 2.4%
931,000	S	Shell International Finance BV, 1.875%, 03/25/13	951,434	0.4
845,000		Weatherford International Ltd. Bermuda, 5.150%, 03/15/13	893,175	0.4
3,427,000		Other Securities	3,619,388	1.6
			5,463,997	2.4

		Financials: 32.8%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	509,040	0.2
3,980,000	S	Ally Financial, Inc., 2.200%, 12/19/12	4,083,022	1.8
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	756,603	0.3
5,107,000	S	Bank of America Corp., 2.100%, 04/30/12	5,188,120	2.2
1,250,000	S	Barclays Bank PLC, 2.375%, 01/13/14	1,265,616	0.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
587,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, 01/22/13	$599,173	0.3
667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	652,483	0.3
1,050,000		BNP Paribas SA, 3.250%, 03/11/15	1,069,265	0.5
569,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, 09/16/13	572,549	0.3
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, 02/04/13	964,133	0.4
4,769,000	S	Citigroup, Inc., 2.125%, 04/30/12	4,845,180	2.1
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	1,539,102	0.7
723,000	S	Citigroup, Inc., 6.000%, 12/13/13	786,552	0.3
969,000		Credit Suisse New York, 5.000%, 05/15/13	1,034,787	0.5
2,275,000	S	General Electric Capital Corp., 2.200%, 06/08/12	2,317,711	1.0
2,311,000	S	General Electric Capital Corp., 2.250%, 03/12/12	2,344,616	1.0
1,000,000		General Electric Capital Corp., 3.750%, 11/14/14	1,059,345	0.5
988,000		General Electric Capital Corp., 2.800%-4.750%, 01/08/13-09/15/14	1,037,053	0.4
856,000		Goldman Sachs Group, Inc., 4.750%, 07/15/13	904,059	0.4
271,000		Goldman Sachs Group, Inc., 6.000%, 05/01/14	297,472	0.1

See Accompanying Notes to Financial Statements

82

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
624,000	#	BPCE S.A., 2.375%, 10/04/13	$634,485	0.3
1,153,000		HSBC Finance Corp., 4.750%, 07/15/13	1,221,518	0.5
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	585,750	0.3
2,085,000	S	JPMorgan Chase & Co., 2.050%, 01/24/14	2,101,826	0.9
750,000	#	Liberty Mutual Group, Inc., 5.750%, 03/15/14	796,310	0.3
498,000	#	MassMutual Global Funding II, 3.625%, 07/16/12	511,922	0.2
850,000		Mercantile Bankshares Corp., 4.625%, 04/15/13	892,299	0.4
1,272,000	S	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	1,339,411	0.6
900,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	958,032	0.4
1,121,000	S	Morgan Stanley, 2.875%, 01/24/14	1,135,058	0.5
750,000		Morgan Stanley, 4.750%, 04/01/14	782,291	0.3
1,000,000	S	Morgan Stanley, 2.250%, 03/13/12	1,014,346	0.4
748,000	#,L	National Australia Bank Ltd., 1.700%, 12/10/13	748,174	0.3
331,000	#	Nordea Bank AB, 1.750%, 10/04/13	331,578	0.1
52,417	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	52,499	0.0
825,000		Prudential Financial, Inc., 5.100%, 09/20/14	897,590	0.4
952,000	#	Societe Generale, 2.500%, 01/15/14	948,183	0.4
850,000		SouthTrust Corp., 5.800%, 06/15/14	933,980	0.4
2,374,000	S	State Street Corp., 2.150%, 04/30/12	2,412,338	1.0
750,000	#	TIAA Global Markets, Inc., 5.125%, 10/10/12	789,150	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
859,000	S	US Bancorp, 1.125%-2.000%, 06/14/13-10/30/13	$864,440	0.4
1,125,000		Wachovia Bank NA, 4.800%, 11/01/14	1,203,370	0.5
500,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	576,699	0.3
21,852,000		Other Securities	22,432,447	9.7
			75,989,577	32.8

		Health Care: 2.8%
1,000,000	L	Johnson & Johnson, 1.200%, 05/15/14	1,003,692	0.4
986,000	S	St. Jude Medical, Inc., 2.200%, 09/15/13	1,007,338	0.4
4,299,000		Other Securities	4,561,499	2.0
			6,572,529	2.8

		Industrials: 1.1%
540,000	#	Barrick Gold Corp., 1.750%, 05/30/14	541,424	0.2
1,947,000		Other Securities	2,096,541	0.9
			2,637,965	1.1

		Information Technology: 2.7%
860,000	S	Cisco Systems, Inc., 1.625%, 03/14/14	868,965	0.4
1,000,000	L	Dell, Inc., 2.100%, 04/01/14	1,018,253	0.4
1,056,000	S	Microsoft Corp., 2.950%, 06/01/14	1,116,790	0.5
1,141,000		Oracle Corp., 3.750%, 07/08/14	1,224,104	0.5
2,039,000		Other Securities	2,047,148	0.9
			6,275,260	2.7

		Materials: 0.9%
1,807,000		Other Securities	1,978,587	0.9

		Telecommunication Services: 3.3%
940,000		BellSouth Corp., 4.750%, 11/15/12	988,478	0.4
795,000		France Telecom S.A., 4.375%, 07/08/14	861,558	0.4

See Accompanying Notes to Financial Statements

83

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
2,000,000	S	Verizon Communications, Inc., 1.950%, 03/28/14	$2,033,904	0.9
3,524,000		Other Securities	3,755,666	1.6
			7,639,606	3.3

		Utilities: 3.3%
500,000	#	EDP Finance BV, 5.375%, 11/02/12	500,812	0.2
882,000	S	Sempra Energy, 2.000%, 03/15/14	890,902	0.4
786,000		Southern California Edison Co., 5.750%, 03/15/14	879,874	0.4
5,258,000		Other Securities	5,460,549	2.3
			7,732,137	3.3
		Total Corporate Bonds/Notes (Cost $124,388,280)	126,163,420	54.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
746,194		Other Securities	749,033	0.3
		Total Collateralized Mortgage Obligations (Cost $752,262)	749,033	0.3

U.S. TREASURY OBLIGATIONS: 25.1%
		U.S. Treasury Bonds: 3.7%
2,345,000	S	3.125%, due 5/15/2021	2,338,776	1.0
5,854,000	S	4.750%, due 2/15/2041	6,223,534	2.7
			8,562,310	3.7

		U.S. Treasury Notes: 21.4%
31,253,000	L	0.500%, due 5/31/2013	31,290,847	13.5
9,640,000	L,S	0.750%, due 6/15/2014	9,630,215	4.2
6,832,000	L,S	1.750%, due 5/31/2016	6,843,731	2.9
1,819,000	L	2.375%, due 5/31/2018	1,809,625	0.8
			49,574,418	21.4
		Total U.S. Treasury Obligations (Cost $58,262,948)	58,136,728	25.1

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 9.0%
		Automobile Asset-Backed Securities: 1.8%
1,050,000		CarMax Auto Owner Trust, 2.400%-2.820%, 12/15/14-04/15/15	$1,083,505	0.5
1,110,000		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	1,137,084	0.5
652,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	654,598	0.3
1,000,000		Honda Auto Receivables Owner Trust, 1.800%, 04/17/17	1,014,109	0.4
346,282		Other Securities	348,842	0.1
			4,238,138	1.8

		Credit Card Asset-Backed Securities: 0.6%
868,000		Citibank Credit Card Issuance Trust, 0.597%-6.300%, 06/20/14-07/15/14	900,532	0.4
489,000		Other Securities	540,147	0.2
			1,440,679	0.6

		Other Asset-Backed Securities: 6.6%
335,453	#	ARES CLO Funds, 0.487%, 09/18/17	328,214	0.2
471,629	#	Atrium CDO Corp., 0.585%, 10/27/16	460,827	0.2
755,175	#	Atrium CDO Corp., 0.619%, 06/27/15	741,204	0.3
226,389	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	223,594	0.1
304,781	#	Carlyle High Yield Partners, 0.636%, 08/11/16	299,680	0.1
776,517	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	770,616	0.3
1,399,812		CenterPoint Energy Transition Bond Co. LLC, 1.833%, 02/15/16	1,424,058	0.6
560,739	#	First CLO Ltd., 0.624%, 07/27/16	555,597	0.2
275,494	#	Granite Ventures Ltd., 0.538%, 12/15/17	271,009	0.1

See Accompanying Notes to Financial Statements

84

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
936,485		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	$952,856	0.4
722,686	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	715,113	0.3
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,036,403	0.5
510,232	#	Katonah Ltd., 0.567%, 09/20/16	500,414	0.2
97,193	#	Katonah Ltd., 0.797%, 02/20/15	96,413	0.1
2,282,516		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,285,539	1.0
1,000,000	#	One Wall Street CLO Ltd., 0.716%, 01/06/16	942,500	0.4
618,699	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	610,965	0.3
200,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	184,250	0.1
538,463	#	Wind River CLO Ltd., 0.577%, 12/19/16	521,633	0.2
2,130,000		Other Securities	2,304,210	1.0
			15,225,095	6.6
		Total Asset-Backed Securities (Cost $20,693,222)	20,903,912	9.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
		Federal Home Loan Mortgage Corporation: 1.6%##
3,500,000	S	1.750%, due 6/15/2012	3,548,713	1.6
8,413		Other Securities	9,064	0.0
			3,557,777	1.6

		Federal National Mortgage Association: 0.5%##
1,032,294		2.076%-7.500%, due 02/01/13-10/01/32	1,167,415	0.5

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 0.0%
45,394		Other Securities	52,109	0.0
		Total U.S. Government Agency Obligations (Cost $4,609,525)	$4,777,301	2.1
		Total Long-Term Investments (Cost $208,706,237)	210,730,394	90.9

SHORT-TERM INVESTMENTS: 29.6%
		Federal Home Loan Bank: 1.6%
3,665,000	S	Federal Home Loan Bank, 3.625%, 07/01/11 (Cost $3,659,759)	3,659,759	1.6

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 20.8%
47,656,256		BNY Mellon Overnight Government Fund(1)	$47,656,256	20.6
848,027	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	678,421	0.2
		Total Securities Lending Collateral (Cost $48,504,283)	48,334,677	20.8

		Mutual Funds: 7.2%
16,687,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $16,687,000)	16,687,000	7.2
		Total Short-Term Investments (Cost $68,851,042)	68,681,436	29.6

		Total Investments in Securities (Cost $277,557,279)*	$279,411,830	120.5
		Liabilities in Excess of Other Assets	(47,577,226)	(20.5)

		Net Assets	$231,834,604	100.0

See Accompanying Notes to Financial Statements

85

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,375,290
Gross Unrealized Depreciation	(520,739)

Net Unrealized Appreciation	$1,854,551

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$126,163,420	$—	$126,163,420
Collateralized Mortgage Obligations	—	749,033	—	749,033
Short-Term Investments	64,343,256	3,659,759	678,421	68,681,436
U.S. Treasury Obligations	—	58,136,728	—	58,136,728
U.S. Government Agency Obligations	—	4,777,301	—	4,777,301
Asset-Backed Securities	—	17,838,626	3,065,286	20,903,912

Total Investments, at value	$64,343,256	$211,324,867	$3,743,707	$279,411,830

Other Financial Instruments+
Futures	197,748	—	—	197,748

Total Assets	$64,541,004	$211,324,867	$3,743,707	$279,609,578

Liabilities Table
Other Financial Instruments+
Futures	$(44,148)	$—	$—	$(44,148)
Swaps	—	(304,086)	—	(304,086)

Total Liabilities	$(44,148)	$(304,086)	$—	$(348,234)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

86

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Asset-Backed Securities	$1,923,792	$3,695,891	$(645,705)	$3,159	$8,585	$3,355	$—	$(1,923,791)	$3,065,286
Short-Term Investments	678,421	—	—	—	—	—	—	—	678,421

Total Investments, at value	$2,602,213	$3,695,891	$(645,705)	$3,159	$8,585	$3,355	$—	$(1,923,791)	$3,743,707

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assetswas $3,355.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	204	09/30/11	$44,746,127	$53,680
U.S. Treasury Ultra Long Bond	15	09/21/11	1,893,750	(36,131)

			$46,639,877	$17,549

Short Contracts
U.S. Treasury 10-Year Note	53	09/21/11	6,483,391	8,148
U.S. Treasury 5-Year Note	35	09/30/11	4,171,836	(8,017)
U.S. Treasury Long Bond	85	09/21/11	10,457,656	135,920

			$21,112,883	$136,051

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date		Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(304,086)	$—	$(304,086)

				$(304,086)	$—	$(304,086)

See Accompanying Notes to Financial Statements

87

ING LIMITED MATURITY BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets-Unrealized appreciation*	$197,748

Total Asset Derivatives		$197,748

Liability Derivatives
Interest rate contracts	Unrealized deprecation on swap agreements	$304,086
Interest rate contracts	Net Assets-Unrealized depreciation*	44,148

Total Liability Derivatives		$348,234

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Swaps	Total
Interest rate contracts	$63,292	(131,058)	$(67,766)

Total	$63,292	$(131,058)	$(67,766)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total
Credit contracts	$–	$(19,314)	$–
Interest rate contracts	$(309,308)	$(143,224)	$(452,532)

Total	$(309,308)	$(162,538)	$(452,532)

See Accompanying Notes to Financial Statements

88

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation

as of June 30, 2011

(as a percentage of net assets)

Corporate Bonds/Notes	91.1%
Collateralized Mortgage Obligations	1.3%
Asset-Backed Securities	0.4%
Preferred Stock	0.1%
Common Stock	0.0%

Municipal Bonds	0.0%
Other Assets and Liabilities – Net*	7.1%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: 91.1%
			Consumer Discretionary: 18.2%
	2,325,000	#,S	Affinion Group, Inc., 7.875%, 12/15/18	$2,185,500	0.2
	1,500,000	#,S	Allison Transmission, Inc., 11.000%, 11/01/15	1,605,000	0.2
	600,000	#	AMC Networks, Inc., 7.750%, 07/15/21	628,500	0.1
	2,000,000	#,S	Ameristar Casinos, Inc., 7.500%, 04/15/21	2,072,500	0.2
	1,000,000	#	Cinemark USA, Inc., 7.375%, 06/15/21	1,000,000	0.1
	1,000,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,037,500	0.1
	2,750,000	S	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	3,011,250	0.3
	1,500,000	S	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,638,750	0.2
	750,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	753,750	0.1
EUR	2,625,000		Conti-Gummi Finance BV, 7.125%-8.500%, 07/15/15-10/15/18	3,983,403	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
3,250,000	S	CSC Holdings, Inc., 7.625%, 07/15/18	$3,534,375	0.4
4,550,000	S	CSC Holdings, Inc., 8.625%, 02/15/19	5,152,875	0.6
3,500,000	S	CSC Holdings, Inc., 7.875%-8.500%, 06/15/15-02/15/18	3,835,000	0.4
3,900,000	L,S	DISH DBS Corp., 6.625%-7.875%, 10/01/14-09/01/19	4,183,500	0.5
7,150,000	S	DISH DBS Corp., 7.125%, 02/01/16	7,579,000	0.9
2,000,000	#	DISH DBS Corp., 6.750%, 06/01/21	2,060,000	0.2
1,732,000	#	Dunkin Finance Corp., 9.625%, 12/01/18	1,755,798	0.2
1,000,000	#	Eldorado Resorts LLC / Eldorado Capital Corp., 8.625%, 06/15/19	935,000	0.1
1,500,000	#	Exide Technologies, 8.625%, 02/01/18	1,567,500	0.2
806,853		Harrah’s Operating Co., Inc., 3.274%, 01/28/15	726,921	0.1

See Accompanying Notes to Financial Statements

89

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
4,250,000		Caesars Entertainment Operating Co., Inc., 10.000%-11.250%, 06/01/17-12/15/18	$4,309,688	0.5
750,000	#	Hyva Global BV, 8.625%, 03/24/16	757,500	0.1
500,000	#	Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	500,625	0.1
750,000	#,S	inVentiv Health, Inc., 10.000%, 08/15/18	736,875	0.1
500,000	#,L	Jaguar Land Rover PLC, 7.750%, 05/15/18	505,000	0.0
500,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	506,250	0.1
750,000	#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	768,750	0.1
2,000,000	#,L	MGM Resorts International, 10.000%, 11/01/16	2,125,000	0.2
3,675,000	S	MGM Resorts International, 10.375%-11.125%, 05/15/14-11/15/17	4,202,813	0.5
1,750,000	#,S	Michaels Stores, Inc., 7.750%, 11/01/18	1,763,125	0.2
1,302,000	S	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16	1,529,850	0.2
3,000,000	#,S	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	3,165,000	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
1,250,000	#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	$1,334,375	0.1
1,500,000	#,L	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,395,000	0.1
500,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	516,250	0.1
1,150,000	#	Prestige Brands, Inc., 8.250%, 04/01/18	1,210,375	0.1
550,000	#	Production Resource Group, Inc., 8.875%, 05/01/19	548,625	0.1
3,050,000	S	Quebecor Media, Inc., 7.750%, 03/15/16	3,168,187	0.4
2,925,000	S	Quebecor Media, Inc., 7.750%, 03/15/16	3,038,344	0.3
700,000	#,S	QVC, Inc., 7.125%, 04/15/17	738,500	0.1
1,500,000	#,S	QVC, Inc., 7.375%, 10/15/20	1,586,250	0.1
1,500,000	#,S	QVC, Inc., 7.500%, 10/01/19	1,597,500	0.2
2,000,000	#,S	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,985,000	0.2
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 02/15/21	490,000	0.0
2,500,000	#,S	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	2,493,750	0.3
1,500,000	#,S	Roadhouse Financing, Inc., 10.750%, 10/15/17	1,582,500	0.2
675,000	#	Seneca Gaming Corp., 8.250%, 12/01/18	700,312	0.1
50,000	#,S	TRW Automotive, Inc., 7.000%, 03/15/14	55,500	0.0

See Accompanying Notes to Financial Statements

90

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
4,780,000	#,S	TRW Automotive, Inc., 7.250%, 03/15/17	$5,329,700	0.6
2,000,000	#,S	Univision Communications, Inc., 7.875%, 11/01/20	2,060,000	0.2
2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,990,000	0.2
64,487,039		Other Securities(a)	62,638,542	6.9
			164,575,308	18.2
		Consumer Staples: 4.3%
2,000,000	#,S	Blue Merger Sub, Inc., 7.625%, 02/15/19	2,030,000	0.2
1,250,000	#,S	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,265,625	0.1
1,500,000	#,S	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,515,000	0.2
1,250,000	#,L	CDRT Merger Sub, Inc., 8.125%, 06/01/19	1,253,125	0.1
500,000	#	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	495,000	0.1
2,500,000	#	Hertz Corp., 7.375%, 01/15/21	2,556,250	0.3
1,500,000	#	Hertz Corp./The, 6.750%, 04/15/19	1,492,500	0.2
1,050,000	#,S	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,065,750	0.1
2,500,000	#,S	Michael Foods, Inc., 9.750%, 07/15/18	2,687,500	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	$940,000	0.1
750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	798,750	0.1
2,500,000	#,S	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	2,750,000	0.3
19,050,000		Other Securities	19,764,625	2.2
			38,614,125	4.3
		Energy: 10.2%
3,250,000		Arch Coal, Inc., 7.250%, 05/01/12	3,266,250	0.3
1,250,000	#	Arch Coal, Inc., 7.000%, 06/15/19	1,253,125	0.1
1,250,000	#	Arch Coal, Inc., 7.250%, 06/15/21	1,257,813	0.2
1,000,000	#	Calpine Corp., 7.875%, 01/15/23	1,031,250	0.1
600,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	621,000	0.1
4,275,000	S	Chesapeake Energy Corp., 9.500%, 02/15/15	4,980,375	0.6
1,925,000		Chesapeake Energy Corp., 6.625%-7.250%, 12/15/18-08/15/20	2,089,125	0.2
1,250,000	#	Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	1,212,500	0.1

See Accompanying Notes to Financial Statements

91

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
276,000	#,S	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, 04/01/15	$300,840	0.0
4,750,000		Consol Energy, Inc., 8.000%-8.250%, 04/01/17-04/01/20	5,201,250	0.6
4,500,000	S	Enterprise Products Operating L.P., 8.375%, 08/01/66	4,876,294	0.5
2,000,000	#,L	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	1,940,000	0.2
700,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	717,500	0.1
1,000,000	#,S	Harvest Operations Corp., 6.875%, 10/01/17	1,037,500	0.1
4,000,000	S	Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,185,000	0.5
500,000	#,S	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	522,500	0.1
2,000,000	#,S	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,950,000	0.2
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,255,000	0.4
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	2,067,000	0.2
3,500,000		Petrohawk Energy Corp., 7.250%, 08/15/18	3,609,375	0.4

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	1,500,000	S	PetroHawk Energy Corp., 10.500%, 08/01/14	$1,695,000	0.2
	2,750,000	#	SandRidge Energy, Inc., 7.500%, 03/15/21	2,787,812	0.3
	4,000,000	S	Sonat, Inc., 7.000%, 02/01/18	4,437,672	0.5
	1,250,000	#,S	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,325,000	0.1
	34,912,000		Other Securities(a)	36,910,064	4.1
				92,529,245	10.2
			Financials: 16.3%
	3,347,537	S	AES Ironwood, LLC, 8.857%, 11/30/25	3,414,488	0.4
	10,000,000	S	Ally Financial, Inc., 6.625%-8.300%, 05/15/12-11/01/31	10,744,074	1.2
	3,425,000	S	American International Group, Inc., 5.850%, 01/16/18	3,593,548	0.4
	4,000,000	S	American International Group, Inc., 8.175%, 05/15/58	4,385,400	0.5
	2,750,000		BAC Capital Trust VII, ,	3,442,719	0.4
GBP	2,000,000		Barclays Bank PLC, 14.000%, 11/29/49	4,052,514	0.4
	450,000	#,S	Barclays Bank PLC, 7.434%, 09/29/49	462,375	0.1
	6,249,632	L,S	CIT Group, Inc., 7.000%, 05/01/15	6,273,068	0.7

See Accompanying Notes to Financial Statements

92

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
	5,000,387	L,S	CIT Group, Inc., 7.000%, 05/01/16	$4,987,886	0.5
	3,334,795	S	CIT Group, Inc., 7.000%, 05/01/14-05/01/17	3,341,481	0.4
	2,525,000	#,S	El Paso Performance-Linked Trust, 7.750%, 07/15/11	2,533,225	0.3
	4,475,000	S	Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,912,463	0.5
	9,325,000	S	Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,509,144	1.2
	6,600,000	S	Ford Motor Credit Co., LLC, 5.625%-12.000%, 08/10/11-08/15/17	7,282,118	0.8
	1,375,000	#,S	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,562,344	0.2
	2,250,000	#,S	International Lease Finance Corp., 7.125%, 09/01/18	2,418,750	0.3
	5,050,000	S	International Lease Finance Corp., 5.875%-8.750%, 05/01/13-05/15/19	5,371,544	0.6
	1,250,000	#,S	International Lease Finance Corp., 6.750%, 09/01/16	1,337,500	0.1
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,450,883	0.2
	GBP 550,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	812,126	0.1

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
	3,350,000	#	LBG Capital No.1 PLC, 7.875%, 11/01/20	$3,165,750	0.4
	500,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	452,500	0.0
	499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	63,833	0.0
	2,084,000	#	NSG Holdings, LLC, 7.750%, 12/15/25	2,052,740	0.2
	3,250,000	#,S	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18	3,518,125	0.4
	5,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	5,212,500	0.6
	750,000	#	QBE Capital Funding III Ltd.., 7.250%, 05/24/41	753,845	0.1
	3,250,000	S	Regions Financial Corp., 7.750%, 11/10/14	3,445,910	0.4
	3,700,000	#,S	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.750%, 05/15/18	3,653,750	0.4
	1,000,000	#,S	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 8.500%, 10/15/16	1,047,500	0.1
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,374,025	0.2

See Accompanying Notes to Financial Statements

93

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
3,100,000	S	Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	$2,425,750	0.2
1,750,000	#,S	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	1,583,750	0.2
375,000	#,S	Societe Generale, 5.922%, 12/31/49	324,754	0.0
35,493,220		Other Securities (a)	34,748,138	3.8
			146,710,520	16.3
		Health Care: 9.4%
2,000,000	&,S	Biomet, Inc., 10.375%, 10/15/17	2,215,000	0.2
8,000,000	S	Biomet, Inc., 11.625%, 10/15/17	8,900,000	1.0
5,000,000	S	Community Health Systems, Inc., 8.875%, 07/15/15	5,162,500	0.6
2,000,000	#	DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18	2,000,000	0.2
500,000	#	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	515,000	0.1
1,250,000	#	Giant Funding Corp., 8.250%, 02/01/18	1,309,375	0.1
1,500,000	#,L	HCA Holdings, Inc., 7.750%, 05/15/21	1,563,750	0.2
3,500,000	S	HCA, Inc., 8.500%, 04/15/19	3,885,000	0.4
14,195,000	S	HCA, Inc., 9.250%, 11/15/16	15,135,419	1.7
2,866,000	&,S	HCA, Inc., 7.875%-9.625%, 11/15/16-02/15/20	3,067,747	0.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
1,000,000	#,S	Multiplan, Inc., 9.875%, 09/01/18	$1,067,500	0.1
875,000	#,S	Mylan, Inc./PA, 7.625%, 07/15/17	958,125	0.1
2,000,000	#,S	Mylan, Inc./PA, 7.875%, 07/15/20	2,205,000	0.3
2,000,000	#,S	NBTY, Inc., 9.000%, 10/01/18	2,120,000	0.2
750,000	#,S	Patheon, Inc., 8.625%, 04/15/17	763,125	0.1
1,250,000	#	STHI Holding Corp., 8.000%, 03/15/18	1,275,000	0.1
525,000	#,S	Valeant Pharmaceuticals International, 6.750%, 10/01/17	517,125	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,117,750	0.2
500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	496,875	0.1
2,500,000	#,S	Valeant Pharmaceuticals International, 7.000%, 10/01/20	2,431,250	0.3
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	487,500	0.0
3,500,000	S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,631,250	0.4
4,000,000	#,S	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, 09/15/18	4,055,000	0.5

See Accompanying Notes to Financial Statements

94

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
17,690,842		Other Securities	$18,541,523	2.1
			84,420,814	9.4
		Industrials: 7.5%
1,000,000	#,S	Aguila 3 SA, 7.875%, 01/31/18	1,011,250	0.1
1,500,000	#,S	AMGH Merger Sub, Inc., 9.250%, 11/01/18	1,590,000	0.2
500,000	#,S	Amsted Industries, Inc., 8.125%, 03/15/18	527,500	0.1
2,000,000	#,S	Associated Materials LLC, 9.125%, 11/01/17	2,000,000	0.2
2,000,000	#,S	Aviation Capital, 7.125%, 10/15/20	2,069,598	0.2
1,400,000	#,S	Bombardier, Inc., 7.500%, 03/15/18	1,575,000	0.2
1,125,000	#,S	Building Materials Corp. of America, 6.875%, 08/15/18	1,153,125	0.1
1,000,000	#,S	Building Materials Corp. of America, 7.000%, 02/15/20	1,052,500	0.1
375,000	#,S	Building Materials Corp. of America, 7.500%, 03/15/20	396,562	0.1
1,600,000	#,S	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,200,000	0.1
750,000	#	Calcipar SA, 6.875%, 05/01/18	755,625	0.1
2,500,000	#,S	Calpine Corp., 7.500%, 02/15/21	2,562,500	0.3
1,500,000	#,S	Case New Holland, Inc., 7.875%, 12/01/17	1,657,500	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
1,250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	$1,278,125	0.1
1,750,000	#	CMA CGM SA, 8.500%, 04/15/17	1,478,750	0.2
750,000	#	Darling International, Inc., 8.500%, 12/15/18	813,750	0.1
750,000	#	Florida East Coast Railway Corp., 8.125%, 02/01/17	778,125	0.1
500,000	#	Griffon Corp., 7.125%, 04/01/18	504,375	0.1
850,000	#	Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	875,500	0.1
2,950,000	#,S	LBI Escrow Corp., 8.000%, 11/01/17	3,289,250	0.4
2,000,000	#,L	Masonite International Corp., 8.250%, 04/15/21	1,997,500	0.2
500,000	#	Polymer Group, Inc., 7.750%, 02/01/19	503,750	0.0
5,000,000	S	RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	5,306,250	0.6
750,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, 08/01/16	796,875	0.1
1,000,000	#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 8.625%, 12/01/17	1,003,750	0.1
1,000,000	#,S	SPX Corp., 6.875%, 09/01/17	1,075,000	0.1
5,000,000	#	TransDigm, Inc., 7.750%, 12/15/18	5,275,000	0.6
500,000	#	WCA Waste Corp., 7.500%, 06/15/19	501,875	0.0

See Accompanying Notes to Financial Statements

95

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Industrials: (continued)
	22,038,791		Other Securities	$24,491,144	2.7
				67,520,179	7.5
			Information Technology: 3.2%
	1,250,000	#	Audatex North America, Inc., 6.750%, 06/15/18	1,262,500	0.1
	1,500,000	#,L	First Data Corp., 8.250%, 01/15/21	1,477,500	0.2
	337,000	#	First Data Corp., 12.625%, 01/15/21	362,275	0.0
	2,000,000	#,S	Insight.com, 9.375%, 07/15/18	2,205,000	0.3
	1,750,000	#,S	Interactive Data Corp., 10.250%, 08/01/18	1,911,875	0.2
	1,250,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,253,125	0.1
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,508,164	0.1
EUR	2,250,000		UPC Holding BV, 8.375%, 08/15/20	3,328,113	0.4
	15,338,369		Other Securities	15,748,888	1.8
				29,057,440	3.2
			Materials: 8.5%
	3,000,000	#,S	Aleris International, Inc., 7.625%, 02/15/18	3,007,500	0.3
	750,000	#,&	ARD Finance SA, 11.125%, 06/01/18	770,625	0.1
	2,000,000	#,S	Building Materials Corp. of America, 6.750%, 05/01/21	2,015,000	0.2
	1,196,000	#,S	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	1,308,185	0.1

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Materials: (continued)
	3,615,000	S	Georgia-Pacific Corp., 7.375%, 12/01/25	$4,093,554	0.4
	8,000,000	S	Georgia-Pacific Corp., 8.000%, 01/15/24	9,520,040	1.1
	1,250,000	#,S	Georgia-Pacific Corp., 7.125%, 01/15/17	1,319,321	0.1
	550,000	#,S	Georgia-Pacific Corp., 8.250%, 05/01/16	623,724	0.1
	1,000,000	#	Ineos Finance PLC, 9.000%, 05/15/15	1,055,000	0.1
	2,750,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,729,375	0.3
	1,750,000	#,L	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,833,125	0.2
	4,125,000	S	Lyondell Chemical Co., 11.000%, 05/01/18	4,640,625	0.5
	1,250,000	#	Nalco Co., 6.625%, 01/15/19	1,287,500	0.1
	3,250,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,485,625	0.4
	1,300,000	#,S	OXEA Finance, 9.500%, 07/15/17	1,363,375	0.2
	750,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	765,000	0.1
	900,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	963,000	0.1
	1,950,000	#,S	Rhodia S.A., 6.875%, 09/15/20	2,293,687	0.3
EUR	1,000,000	#	Styrolution GmbH, 7.625%, 05/15/16	1,428,406	0.2

See Accompanying Notes to Financial Statements

96

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
4,000,000		Teck Resources Ltd., 10.750%, 05/15/19	$5,062,092	0.6
1,050,000	#	USG Corp., 8.375%, 10/15/18	1,039,500	0.1
1,000,000	#,S	Vertellus Specialties, Inc., 9.375%, 10/01/15	1,037,500	0.1
22,070,811		Other Securities	25,101,447	2.8
			76,743,206	8.5
		Telecommunication Services: 9.3%
2,000,000	#,S	Avaya, Inc., 7.000%, 04/01/19	1,945,000	0.2
2,500,000	#	CommScope, Inc., 8.250%, 01/15/19	2,587,500	0.3
4,750,000	#,S	Digicel Ltd., 8.250%, 09/01/17	4,951,875	0.5
600,000	#	EH Holding Corp., 6.500%, 06/15/19	613,500	0.1
750,000	#	EH Holding Corp., 7.625%, 06/15/21	768,750	0.1
2,210,000	S	Frontier Communications Co., 9.000%, 08/15/31	2,276,300	0.2
4,300,000	S	Frontier Communications Corp., 7.000%-8.500%, 04/15/17-11/01/25	4,406,438	0.5
3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16	3,416,563	0.4
2,500,000	#,S	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	2,493,750	0.3
3,650,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	3,878,125	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,600,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	$1,592,000	0.2
1,500,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,494,375	0.2
5,228,000	S	Qwest Communications International, Inc., 7.500%, 02/15/14	5,319,490	0.6
5,500,000	S	Sprint Capital Corp., 6.900%, 05/01/19	5,692,500	0.6
5,000,000	S	Sprint Capital Corp., 8.750%, 03/15/32	5,437,500	0.6
3,500,000	S	Sprint Nextel Corp., 6.000%, 12/01/16	3,513,125	0.4
1,415,000	S	Sprint Nextel Corp., 8.375%, 08/15/17	1,561,806	0.2
1,000,000	#,S	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19	1,045,000	0.1
3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, 11/01/15	3,323,719	0.3
600,000	S	Telesat Canada / Telesat LLC, 12.500%, 11/01/17	723,000	0.1
1,500,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	1,552,500	0.2
1,000,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,006,000	0.1
1,650,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,720,125	0.2

See Accompanying Notes to Financial Statements

97

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

	CORPORATE BONDS/NOTES: (continued)
			Telecommunication Services: (continued)
	4,200,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	$4,777,500	0.5
EUR	950,000	#	Ziggo Finance BV, 6.125%, 11/15/17	1,356,985	0.1
	15,299,175		Other Securities	16,888,283	1.9
				84,341,709	9.3
			Utilities: 4.2%
	1,250,000	#	AES Corp./The, 7.375%, 07/01/21	1,270,313	0.2
	2,000,000	#,S	Calpine Corp., 7.875%, 07/31/20	2,100,000	0.2
	3,125,000	#,S	Intergen NV, 9.000%, 06/30/17	3,320,312	0.4
	1,935,000	#,S	Ipalco Enterprises, Inc., 7.250%, 04/01/16	2,154,671	0.2
	5,075,000	S	NRG Energy, Inc., 7.375%, 01/15/17	5,328,750	0.6
	4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,100,000	0.4
	1,000,000	#	NRG Energy, Inc., 7.625%, 01/15/18	1,003,750	0.1
	500,000	#	NRG Energy, Inc., 7.875%, 05/15/21	500,000	0.1
	2,628,026	#,S	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,759,428	0.3
	4,786,662		Texas Competitive Electric Holdings Co. LLC, 4.690%, 10/10/17	3,742,997	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
5,079,245		Texas Competitive Electric Holdings Co. LLC, 4.768%, 10/10/17	$3,971,787	0.5
6,955,763		Other Securities	7,359,347	0.8
			37,611,355	4.2
		Total Corporate Bonds/Notes (Cost $765,161,548)	822,123,901	91.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.3%
20,294,792		Other Securities	11,668,754	1.3
		Total Collateralized Mortgage Obligations (Cost $11,907,819)	11,668,754	1.3

MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000		Other Securities	85,696	0.0
		Total Municipal Bonds (Cost $251,325)	85,696	0.0

ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.1%
791,084		Other Securities	517,558	0.1

		Other Asset-Backed Securities: 0.3%
480,716	#,S	Structured Asset Securities Corp., 0.336%, 05/25/37	454,443	0.0
3,803,504		Other Securities	2,456,012	0.3
			2,910,455	0.3
		Total Asset-Backed Securities (Cost $3,364,930)	3,428,013	0.4

See Accompanying Notes to Financial Statements

98

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
112,801		Other Securities	$285,386	0.0
		Total Common Stock (Cost $2,436,885)	285,386	0.0

PREFERRED STOCK: 0.1%
		Financials: 0.1%
900	#,P,S	ABN AMRO North America Capital Funding Trust I	619,594	0.1
		Total Preferred Stock (Cost $454,500)	619,594	0.1
		Total Long-Term Investments (Cost $783,577,007)	838,211,344	92.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.7%
		U.S. Government Agency Obligations: 1.5%
$600,000	Z	Federal Home Loan Bank Discount Notes, 0.010%, 07/13/11	599,999	0.1
3,100,000	Z	Federal Home Loan Bank Discount Notes, 4.750%, 09/14/11	3,099,870	0.4
7,400,000	Z	Federal Home Loan Bank Discount Notes, 4.250%, 09/21/11	7,399,659	0.8
2,000,000	Z	Federal Home Loan Bank Discount Notes, 4.300%, 09/28/11	1,999,902	0.2
			13,099,430	1.5

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 3.2%
28,204,853		BNY Mellon Overnight Government Fund(1)	28,204,853	3.1

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
1,169,840	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	$935,872	0.1
		Total Securities Lending Collateral (Cost $29,374,693)	29,140,725	3.2
		Total Short-Term Investments (Cost $42,472,654)	42,240,155	4.7
		Total Investments in Securities (Cost $826,049,661)*	$880,451,499	97.6
		Assets in Excess of Other Liabilities	22,012,249	2.4

		Net Assets	$902,463,748	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
(a)	The grouping contains securities in default.
EUR	EU Euro
GBP	British Pound

See Accompanying Notes to Financial Statements

99

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

*	Cost for federal income tax purposes is $826,587,227.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$67,646,214
Gross Unrealized Depreciation	(13,781,942)

Net Unrealized appreciation	$53,864,272

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$285,386	$—	$—	$285,386
Preferred Stock	—	619,594	—	619,594
Corporate Bonds/Notes	—	821,786,659	337,242	822,123,901
Collateralized Mortgage Obligations	—	11,577,140	91,614	11,668,754
Municipal Bonds	—	85,696	—	85,696
Short-Term Investments	28,204,853	13,099,430	935,872	42,240,155
Asset-Backed Securities	—	3,428,013	—	3,428,013

Total Investments, at value	$28,490,239	$850,596,532	$1,364,728	$880,451,499

Other Financial Instruments+
Swaps	—	1,711,642	—	1,711,642
Forward Foreign Currency Contracts	—	391,901	—	391,901

Total Assets	$28,490,239	$852,700,075	$1,364,728	$882,555,042

Liabilities Table
Other Financial Instruments+
Swaps	—	(1,383,340)	—	(1,383,340)
Forward Foreign Currency Contracts	—	(263,459)	—	(263,459)

Total Liabilities	$—	$(1,646,799)	$—	$(1,646,799)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$527,710	$—	$(192,083)	$—	$1,921	$(306)	$—	$—	$337,242
Collateralized Mortgage Obligations	101,517	—	(7,205)	713	3,423	(6,834)	—	—	91,614
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872

Total Investments, at value	$1,565,099	$—	$(199,288)	$713	$5,344	$(7,140)	$—	$—	$1,364,728

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(7,140).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

100

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Chinese Yuan	2,201,000	Buy	11/15/11	$342,568	$341,850	$(718)
Barclays Bank PLC	Chinese Yuan	6,997,000	Buy	11/15/11	1,076,793	1,086,744	9,951
Barclays Bank PLC	Brazilian Real	2,779,595	Buy	09/02/11	1,727,315	1,754,773	27,458
Citigroup, Inc.	Chinese Yuan	6,244,053	Buy	11/15/11	964,929	969,800	4,871
Citigroup, Inc.	EU Euro	112,000	Buy	07/18/11	160,260	162,332	2,072
Citigroup, Inc.	British Pound	324,000	Buy	09/13/11	527,113	519,513	(7,600)
JPMorgan Chase & Co.	Chinese Yuan	5,408,000	Buy	11/15/11	841,974	839,947	(2,027)
JPMorgan Chase & Co.	Chinese Yuan	2,799,302	Buy	11/15/11	435,080	434,776	(304)
UBS AG	Brazilian Real	2,779,595	Buy	08/02/11	1,719,408	1,766,894	47,486

							$81,189

Barclays Bank PLC	EU Euro	353,000	Sell	07/18/11	502,883	511,639	(8,756)
Barclays Bank PLC	EU Euro	504,000	Sell	07/18/11	719,057	730,499	(11,442)
Barclays Bank PLC	Brazilian Real	2,779,595	Sell	08/02/11	1,738,333	1,766,893	(28,560)
Citigroup, Inc.	EU Euro	754,000	Sell	07/18/11	1,070,991	1,092,849	(21,858)
Credit Suisse First Boston	EU Euro	25,318,000	Sell	07/18/11	36,514,885	36,695,951	(181,066)
HSBC	EU Euro	1,245,000	Sell	07/18/11	1,844,841	1,804,505	40,336
Royal Bank of Canada	EU Euro	79,000	Sell	07/18/11	113,374	114,502	(1,128)
UBS AG	British Pound	6,733,000	Sell	09/13/11	11,055,674	10,795,947	259,727

							$47,253

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date		Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	23,250,000	$376,673	$76,250	$300,423
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,500,000	24,302	2,344	21,958
Morgan Stanley	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	5,500,000	89,105	27,031	62,074
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	16,415	—	16,415

							$506,495	$105,625	$400,870

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(4)		Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	2.123	USD	2,000,000	$151,949	$(188,750)	$340,699
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	2.131	USD	100,000	7,585	(2,718)	10,303
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	4.355	USD	100,000	1,910	(9,000)	10,910
Goldman Sachs & Co.	Community Health Systems	Sell	5.000	03/20/14	3.969	USD	2,300,000	60,729	(209,875)	270,604
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	0.980	USD	2,500,000	341,918	(75,000)	416,918
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	0.906	USD	2,000,000	259,839	(190,000)	449,839
Deutsche Bank AG	GMAC LLC	Sell	5.000	03/20/12	1.459	USD	340,000	8,715	(52,700)	61,415
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	1.930	USD	225,000	11,168	—	11,168
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	4.866	USD	3,300,000	12,913	(610,500)	623,413
Morgan Stanley	RRI Energy Inc.	Sell	5.000	12/20/14	4.866	USD	300,000	(3,539)	(30,000)	26,461
Barclays Bank PLC	SLM Corp.	Sell	5.000	09/20/11	0.708	USD	2,550,000	24,882	(184,875)	209,757
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	1.864	USD	1,000,000	75,876	(110,000)	185,876

See Accompanying Notes to Financial Statements

101

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(4)		Notional Amount(2)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	SLM Corp.	Sell	7.600	03/20/12	0.697	USD	250,000	$12,579	$—	$12,579
Citigroup, Inc.	Sungard Data Systems Inc.	Sell	5.000	03/20/14	2.698	USD	800,000	48,406	(52,216)	100,622

								$1,014,930	$(1,715,634)	$2,730,564

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date		Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	4,900,000	$(115,329)	$(35,468)	$(79,861)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,800,000	186,677	5,434	181,243
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	51,700,000	(1,264,472)	(165,861)	(1,098,611)

				$(1,193,124)	$(195,895)	$(997,229)

See Accompanying Notes to Financial Statements

102

ING PIMCO HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$391,901
Credit contracts	Upfront payments paid on swap agreements	111,059
Credit contracts	Unrealized appreciation on swap agreements	3,312,677

Total Asset Derivatives		$3,815,637

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$263,459
Interest rate contracts	Upfront payments received on swap agreements	1,916,963
Interest rate contracts	Unrealized depreciation on swap agreements	1,178,472

Total Liability Derivatives		$3,358,894

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	2,713,579	$2,713,579
Foreign exchange contracts	(2,130,402)	—	(2,130,402)

Total	$(2,130,402)	$2,713,579	$583,177

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	$(1,589,686)	$(1,589,686)
Foreign exchange contracts	(906,044)	—	(906,044)
Interest rate contracts	—	(111,451)	(111,451)

Total	$(906,044)	$(1,701,137)	$(2,607,181)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

103

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Industrials	15.5%
Financials	13.3%
Information Technology	13.2%
Consumer Discretionary	13.0%
Energy	12.7%
Health Care	12.7%

Consumer Staples	9.8%
Materials	6.7%
Telecommunication Services	1.5%
Utilities	1.2%
Other Assets and Liabilities – Net*	0.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.6%
	Consumer Discretionary: 13.0%
10,101	BorgWarner, Inc.	$816,060	0.9
17,548	Coach, Inc.	1,121,844	1.2
65,394	Ford Motor Co.	901,783	0.9
23,489	John Wiley & Sons, Inc.	1,221,663	1.3
52,485	Johnson Controls, Inc.	2,186,525	2.3
27,821	McGraw-Hill Cos., Inc.	1,165,978	1.2
17,064	Nordstrom, Inc.	800,984	0.8
77,713	Reed Elsevier NV	1,043,982	1.1
29,248	Target Corp.	1,372,024	1.4
64,680	Other Securities	1,773,727	1.9
		12,404,570	13.0
	Consumer Staples: 9.8%
17,638	Colgate-Palmolive Co.	1,541,738	1.6
23,228	General Mills, Inc.	864,546	0.9
24,773	Hershey Co.	1,408,345	1.5
19,474	HJ Heinz Co.	1,037,575	1.1
37,901	Walgreen Co.	1,609,276	1.7
62,159	Other Securities	2,900,836	3.0
		9,362,316	9.8
	Energy: 12.7%
14,550	Apache Corp.	1,795,325	1.9
28,837	Chevron Corp.	2,965,597	3.1
16,396	ConocoPhillips	1,232,815	1.3
13,131	ExxonMobil Corp.	1,068,601	1.1
10,478	Hess Corp.	783,335	0.8
18,102	Marathon Oil Corp.	953,613	1.0
11,579	Schlumberger Ltd.	1,000,426	1.1
48,818	Other Securities	2,298,325	2.4
		12,098,037	12.7
	Financials: 13.3%
31,458	Chubb Corp.	1,969,585	2.1
9,834	Franklin Resources, Inc.	1,291,106	1.3

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: (continued)
20,770	State Street Corp.	$936,519	1.0
20,007	T. Rowe Price Group, Inc.	1,207,222	1.3
267,403	Other Securities	7,306,036	7.6
		12,710,468	13.3
	Health Care: 12.7%
21,169	Abbott Laboratories	1,113,913	1.2
20,697	Becton Dickinson & Co.	1,783,460	1.9
12,615	CR Bard, Inc.	1,385,884	1.5
38,408	Pfizer, Inc.	791,205	0.8
19,602	St. Jude Medical, Inc.	934,623	1.0
18,075	Teva Pharmaceutical Industries Ltd. ADR ADR	871,577	0.9
152,158	Other Securities	5,179,190	5.4
		12,059,852	12.7
	Industrials: 15.5%
9,277	3M Co.	879,924	0.9
17,882	Canadian National Railway Co.	1,428,772	1.5
8,028	Caterpillar, Inc.	854,661	0.9
12,085	Deere & Co.	996,408	1.1
14,224	Emerson Electric Co.	800,100	0.8
12,504	General Dynamics Corp.	931,798	1.0
38,551	Norfolk Southern Corp.	2,888,626	3.0
37,745	Paccar, Inc.	1,928,392	2.0
12,837	United Technologies Corp.	1,136,203	1.2
72,429	Other Securities	2,902,149	3.1
		14,747,033	15.5
	Information Technology: 13.2%
22,082	Analog Devices, Inc.	864,289	0.9

See Accompanying Notes to Financial Statements

104

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
24,258	Canon, Inc. ADR ADR	$1,154,438	1.2
35,024	Hewlett-Packard Co.	1,274,874	1.4
37,086	Intel Corp.	821,826	0.9
30,050	Texas Instruments, Inc.	986,541	1.0
266,657	Other Securities	7,436,266	7.8
		12,538,234	13.2
	Materials: 6.7%
11,242	Airgas, Inc.	787,390	0.8
14,844	EI Du Pont de Nemours & Co.	802,318	0.8
17,112	Freeport-McMoRan Copper & Gold, Inc.	905,225	1.0
32,855	Rio Tinto PLC	2,372,328	2.5
57,185	Other Securities	1,522,551	1.6
		6,389,812	6.7
	Telecommunication Services: 1.5%
29,407	AT&T, Inc.	923,674	1.0
14,335	Other Securities	533,692	0.5
		1,457,366	1.5
	Utilities: 1.2%
34,013	Other Securities	1,187,769	1.2
	Total Common Stock (Cost $79,313,981)	94,955,457	99.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
709,075	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $709,075)	$709,075	0.7
	Total Short-Term Investments (Cost $709,075)	709,075	0.7

	Total Investments in Securities (Cost $80,023,056)*	$95,664,532	100.3
	Liabilities in Excess of Other Assets	(320,418)	(0.3)

	Net Assets	$95,344,114	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $80,686,047.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,407,533
Gross Unrealized Depreciation	(4,429,048)

Net Unrealized appreciation	$14,978,485

See Accompanying Notes to Financial Statements

105

ING PIONEER FUND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$11,360,588	$1,043,982	$—	$12,404,570
Consumer Staples	9,362,316	—	—	9,362,316
Energy	12,098,037	—	—	12,098,037
Financials	12,710,468	—	—	12,710,468
Health Care	11,419,754	640,098	—	12,059,852
Industrials	14,747,033	—	—	14,747,033
Information Technology	12,538,234	—	—	12,538,234
Materials	4,017,483	2,372,329	—	6,389,812
Telecommunication Services	1,457,366	—	—	1,457,366
Utilities	1,187,769	—	—	1,187,769

Total Common Stock	90,899,048	4,056,409	—	94,955,457

Short-Term Investments	709,075	—	—	709,075

Total Investments, at value	$91,608,123	$4,056,409	$—	$95,664,532

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

106

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation

as of June 30, 2011

(as a percentage of net assets)

United States	37.9%
United Kingdom	12.1%
France	8.1%
Switzerland	7.0%
Germany	5.4%
Japan	4.7%
Netherlands	3.7%

Singapore	2.7%
South Korea	2.3%
Ireland	2.2%
Countries between 0.5%-2.1%^	11.9%
Other Assets and Liabilities - Net*	2.0%

Net Assets	100.0%

*	Includes short-term investments.
^	Includes 13 countries, which each represents 0.5%-2.1% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.0%
	Austria: 0.5%
229,810	Other Securities	$2,932,695	0.5

	Bermuda: 0.6%
52,820	Other Securities	3,694,759	0.6

	Brazil: 0.8%
166,460	Other Securities	4,915,849	0.8

	China: 0.5%
190,500	Other Securities	3,177,019	0.5

	France: 8.1%
56,312	Cie Generale des Etablissements Michelin	5,515,215	0.9
290,480	France Telecom S.A.	6,176,655	1.0
178,760	Sanofi-Aventis	14,379,653	2.4
165,330	Total S.A.	9,558,357	1.6
217,790	Vivendi	6,070,486	1.0
237,714	Other Securities	7,503,884	1.2
		49,204,250	8.1
	Germany: 5.4%
33,920	Muenchener Rueckversicherungs AG	5,178,090	0.8
109,820	SAP AG	6,658,240	1.1
80,700	Siemens AG	11,089,929	1.8
345,060	Other Securities	10,364,617	1.7
		33,290,876	5.4
	Hong Kong: 1.6%
1,170,300	Other Securities	9,849,131	1.6

	India: 0.6%
76,440	Other Securities	3,768,492	0.6

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Ireland: 2.2%
113,920	Accenture PLC	$6,883,047	1.1
291,218	CRH PLC	6,491,848	1.1
		13,374,895	2.2
	Italy: 2.1%
259,567	ENI S.p.A.	6,151,503	1.0
2,808,815	Other Securities	6,557,566	1.1
		12,709,069	2.1
	Japan: 4.7%
136,700	Toyota Motor Corp.	5,629,195	0.9
2,917,780	Other Securities	22,978,552	3.8
		28,607,747	4.7
	Netherlands: 3.7%
289,237	Royal Dutch Shell PLC - Class B	10,321,735	1.7
229,060	Koninklijke Philips Electronics NV	5,886,889	0.9
192,469	Other Securities	6,677,819	1.1
		22,886,443	3.7
	Norway: 0.6%
152,630	Other Securities	3,863,983	0.6

	Russia: 0.7%
281,400	Other Securities	4,102,812	0.7

	Singapore: 2.7%
3,607,000	Singapore Telecommunications Ltd.	9,297,174	1.5
884,960	Other Securities	7,421,605	1.2
		16,718,779	2.7
	South Korea: 2.3%
12,787	Samsung Electronics Co., Ltd.	9,938,432	1.6
85,760	Other Securities	4,076,864	0.7
		14,015,296	2.3

See Accompanying Notes to Financial Statements

107

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Spain: 1.5%
233,371	Telefonica S.A.	$5,699,826	0.9
36,006	Other Securities	3,280,662	0.6
		8,980,488	1.5
	Sweden: 0.8%
352,208	Telefonaktiebolaget LM Ericsson	5,070,212	0.8

	Switzerland: 7.0%
146,200	Novartis AG	8,960,177	1.5
50,040	Roche Holding AG - Genusschein	8,377,735	1.4
92,890	Swiss Re Ltd.	5,215,982	0.8
427,260	Other Securities	19,935,957	3.3
		42,489,851	7.0
	Taiwan: 1.1%
548,998	Taiwan Semiconductor Manufacturing Co., Ltd. ADR ADR	6,922,865	1.1

	Turkey: 0.5%
221,600	Other Securities	3,002,680	0.5

	United Kingdom: 12.1%
1,091,710	Aviva PLC	7,684,622	1.3
1,022,410	BP PLC	7,528,024	1.2
478,880	GlaxoSmithKline PLC	10,264,472	1.7
549,473	HSBC Holdings PLC	5,464,448	0.9
1,458,820	Kingfisher PLC	6,266,511	1.0
5,059,867	Vodafone Group PLC	13,417,008	2.2
3,300,162	Other Securities	23,287,251	3.8
		73,912,336	12.1
	United States: 37.9%
119,120	American Express Co.	6,158,504	1.0
246,550	Amgen, Inc.	14,386,192	2.4
84,900	Baker Hughes, Inc.	6,160,344	1.0
56,130	Chevron Corp.	5,772,409	0.9
372,950	Cisco Systems, Inc.	5,821,749	1.0
480,640	Comcast Corp. – Class A	12,179,418	2.0
175,615	CVS Caremark Corp.	6,599,612	1.1
57,410	FedEx Corp.	5,445,339	0.9
357,610	General Electric Co.	6,744,525	1.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
117,120		Halliburton Co.	$5,973,120	1.0
144,030		Medtronic, Inc.	5,549,476	0.9
190,820		Merck & Co., Inc.	6,734,038	1.1
503,450		Microsoft Corp.	13,089,700	2.1
648,420		News Corp. - Class A	11,477,034	1.9
276,640		Oracle Corp.	9,104,222	1.5
585,310		Pfizer, Inc.	12,057,386	2.0
117,220		Quest Diagnostics	6,927,702	1.1
1,002,677	@	Sprint Nextel Corp.	5,404,429	0.9
71,822		Time Warner Cable, Inc.	5,604,989	0.9
103,370		Tyco International Ltd.	5,109,579	0.8
90,690		United Parcel Service, Inc. - Class B	6,614,022	1.1
177,880		Viacom - Class B	9,071,880	1.5
2,474,233		Other Securities	59,364,962	9.7
			231,350,631	37.9
		Total Common Stock (Cost $582,278,514)	598,841,158	98.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
		U.S. Government Agency Obligations: 1.4%
$8,500,000	Z	Federal Home Loan Bank Discount Note 0.100%, 07/01/11 (Cost $8,500,000)	$8,500,000	1.4

See Accompanying Notes to Financial Statements

108

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: 1.3%
7,327,227		BNY Mellon Overnight Government Fund(1)	$7,327,227	1.2
721,212	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	576,969	0.1
		Total Securities Lending Collateral (Cost $8,048,439)	7,904,196	1.3

		Total Short-Term Investments (Cost $16,548,439)	16,404,196	2.7
		Total Investments in Securities (Cost $598,826,953)*	$615,245,354	100.7
		Liabilities in Excess of Other Assets	(4,537,995)	(0.7)

		Net Assets	$610,707,359	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $600,961,786.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,098,601
Gross Unrealized Depreciation	(74,815,033)

Net Unrealized appreciation	$14,283,568

Industry	Percentage of Net Assets
Consumer Discretionary	16.2%
Consumer Staples	2.7%
Energy	11.2%
Financials	15.6%
Health Care	17.2%
Industrials	11.2%
Information Technology	13.9%
Materials	2.0%
Telecommunication Services	8.0%
U.S. Government Agency Obligations	1.4%
Short-Term Investments	1.3%
Other Assets and Liabilities - Net	(0.7)%

Net Assets	100.0%

See Accompanying Notes to Financial Statements

109

ING TEMPLETON GLOBAL GROWTH PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Austria	$2,932,695	$—	$—	$2,932,695
Bermuda	3,694,759	—	—	3,694,759
Brazil	4,915,849	—	—	4,915,849
China	1,636,250	1,540,769	—	3,177,019
France	—	49,204,250	—	49,204,250
Germany	—	33,290,876	—	33,290,876
Hong Kong	—	9,849,131	—	9,849,131
India	3,768,492	—	—	3,768,492
Ireland	6,883,047	6,491,848	—	13,374,895
Italy	—	12,709,069	—	12,709,069
Japan	—	28,607,747	—	28,607,747
Netherlands	—	22,886,443	—	22,886,443
Norway	—	3,863,983	—	3,863,983
Russia	4,102,812	—	—	4,102,812
Singapore	3,665,692	13,053,087	—	16,718,779
South Korea	—	14,015,296	—	14,015,296
Spain	—	8,980,488	—	8,980,488
Sweden	—	5,070,212	—	5,070,212
Switzerland	9,523,901	32,965,950	—	42,489,851
Taiwan	6,922,865	—	—	6,922,865
Turkey	3,002,680	—	—	3,002,680
United Kingdom	—	73,912,336	—	73,912,336
United States	231,350,631	—	—	231,350,631
Total Common Stock	282,399,673	316,441,485	—	598,841,158
Short-Term Investments	7,327,227	8,500,000	576,969	16,404,196

Total Investments, at value	$289,726,900	$324,941,485	$576,969	$615,245,354

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

110

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Information Technology	17.4%
Financials	14.7%
Energy	12.4%
Health Care	11.5%
Industrials	10.9%
Consumer Staples	10.4%

Consumer Discretionary	10.4%
Materials	3.6%
Utilities	3.3%
Telecommunication Services	3.0%
Other Assets and Liabilities – Net*	2.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 10.4%
108,385		Amazon.com, Inc.	$22,163,649	0.6
839,363		Comcast Corp. - Class A	21,269,458	0.6
1,152,468		Ford Motor Co.	15,892,534	0.4
483,100	S	Home Depot, Inc.	17,497,882	0.5
314,856	S	McDonald’s Corp.	26,548,658	0.7
573,549		Walt Disney Co.	22,391,353	0.6
6,699,181		Other Securities	262,314,413	7.0
			388,077,947	10.4
		Consumer Staples: 10.4%
635,192		Altria Group, Inc.	16,775,421	0.4
694,647	S	Coca-Cola Co.	46,742,797	1.3
533,400		Kraft Foods, Inc.	18,791,682	0.5
479,640		PepsiCo, Inc.	33,781,045	0.9
539,592	S	Philip Morris International, Inc.	36,028,558	1.0
847,027		Procter & Gamble Co.	53,845,506	1.4
579,573	S	Wal-Mart Stores, Inc.	30,798,509	0.8
3,622,708		Other Securities	151,451,565	4.1
			388,215,083	10.4
		Energy: 12.4%
609,985		Chevron Corp.	62,730,858	1.7
428,944		ConocoPhillips	32,252,299	0.9
1,494,735	S	ExxonMobil Corp.	121,641,534	3.3
246,639	S	Occidental Petroleum Corp.	25,660,322	0.7
411,780	S	Schlumberger Ltd.	35,577,792	0.9
3,600,855		Other Securities	184,497,402	4.9
			462,360,207	12.4
		Financials: 14.7%
317,374		American Express Co.	16,408,236	0.4
3,074,698	S	Bank of America Corp.	33,698,690	0.9
525,300	S	Berkshire Hathaway, Inc.	40,652,967	1.1

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
886,280		Citigroup, Inc.	$36,904,699	1.0
157,103	S	Goldman Sachs Group, Inc.	20,908,838	0.5
1,205,771		JPMorgan Chase & Co.	49,364,265	1.3
1,604,867		Wells Fargo & Co.	45,032,568	1.2
9,598,218		Other Securities	308,801,576	8.3
			551,771,839	14.7
		Health Care: 11.5%
471,628	S	Abbott Laboratories	24,817,065	0.7
282,159		Amgen, Inc.	16,463,978	0.4
831,720		Johnson & Johnson	55,326,014	1.5
936,543		Merck & Co., Inc.	33,050,603	0.9
2,397,458	S	Pfizer, Inc.	49,387,635	1.3
328,749	S	UnitedHealth Group, Inc.	16,956,873	0.5
5,015,122		Other Securities	233,137,388	6.2
			429,139,556	11.5
		Industrials: 10.9%
215,662		3M Co.	20,455,541	0.5
223,982		Boeing Co.	16,558,989	0.4
195,580	S	Caterpillar, Inc.	20,821,447	0.6
3,218,100		General Electric Co.	60,693,366	1.6
148,798		Union Pacific Corp.	15,534,511	0.4
299,276	S	United Parcel Service, Inc. - Class B	21,826,199	0.6
277,686	S	United Technologies Corp.	24,577,988	0.7
4,309,469		Other Securities	228,176,317	6.1
			408,644,358	10.9
		Information Technology: 17.4%
280,569	S	Apple, Inc.	94,178,596	2.5
1,668,968		Cisco Systems, Inc.	26,052,590	0.7

See Accompanying Notes to Financial Statements

111

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
624,372		EMC Corp.	$17,201,449	0.5
76,295	S	Google, Inc. - Class A	38,634,262	1.0
629,384		Hewlett-Packard Co.	22,909,578	0.6
367,555		International Business Machines Corp.	63,054,060	1.7
1,608,832	S	Intel Corp.	35,651,717	1.0
2,251,802		Microsoft Corp.	58,546,852	1.6
1,182,404		Oracle Corp.	38,912,916	1.0
506,552	S	Qualcomm, Inc.	28,767,088	0.8
7,845,863		Other Securities	225,024,197	6.0
			648,933,305	17.4
		Materials: 3.6%
2,691,575		Other Securities	133,666,221	3.6

		Telecommunication Services: 3.0%
1,796,927	S	AT&T, Inc.	56,441,477	1.5
858,436		Verizon Communications, Inc.	31,959,572	0.9
1,747,767		Other Securities	24,391,449	0.6
			112,792,498	3.0
		Utilities: 3.3%
3,582,937		Other Securities	123,399,187	3.3
		Total Common Stock (Cost $3,009,411,273)	3,647,000,201	97.6

SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateralcc: 0.7%
25,132,797		BNY Mellon Overnight Government Fund(1)	25,132,797	0.7
425,091	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	340,073	0.0
		Total Securities Lending Collateral (Cost $25,557,888)	25,472,870	0.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
55,391,000	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $55,391,000)	$55,391,000	1.5
	Total Short-Term Investments (Cost $80,948,888)	80,863,870	2.2

	Total Investments in Securities (Cost $3,090,360,161)*	$3,727,864,071	99.8
	Assets in Excess of Other Liabilities	8,821,756	0.2

	Net Assets	$3,736,685,827	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $3,157,337,332.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$710,447,473
Gross Unrealized Depreciation	(139,920,734)

Net Unrealized appreciation	$570,526,739

See Accompanying Notes to Financial Statements

112

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$3,647,000,201	$—	$—	$3,647,000,201
Short-Term Investments	80,523,797	—	340,073	80,863,870

Total Investments, at value	$3,727,523,998	$—	$340,073	$3,727,864,071

Other Financial Instruments+
Futures	2,431,542	—	—	2,431,542

Total Assets	$3,729,955,540	$—	$340,073	$3,730,295,613

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table Investments, at value
Short-Term Investments	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	1,433	09/16/11	$94,255,575	$2,431,542

			$94,255,575	$2,431,542

See Accompanying Notes to Financial Statements

113

ING U.S. STOCK INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets Unrealized appreciation*	$2,431,542

Total Asset Derivatives		$2,431,542

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Credit contracts	$1,395,891

Total	$1,395,891

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Credit contracts	$2,184,612

Total	$2,184,612

See Accompanying Notes to Financial Statements

114

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY AND SUB-ADVISORY CONTRACTS

ING Clarion Real Estate Portfolio

Approval of Advisory Contract

At a meeting of the Board held on March 3, 2011, the Board, including a majority of the Independent Trustees, approved a new advisory contract (“Advisory Contract”) with Directed Services LLC (“DSL”) under which it would serve as Adviser to the ING Clarion Real Estate Portfolio to reflect the unbundling of the Portfolio’s unified fee structure into its advisory, administrative, and “other” expense components. In determining whether to approve the Advisory Contract for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the agreement should be approved. The materials provided to the Board in support of the Portfolio’s advisory contract included the following: (1) memoranda presenting Management’s rationale for requesting the approval of a new Advisory Contract with respect to the Portfolio; (2) information about the Portfolio’s investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“Selected Peer Group”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing funds in the ING Funds complex.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services provided by DSL to the Portfolio under the current Advisory Contract and the nature and quality of services to be provided by DSL under the new Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to ING IM; (5) the fairness of DSL’s compensation under an Advisory Contract which include breakpoints at higher asset levels; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed net management fee (inclusive of the 0.10% net administration fee) is below the median and the average management fee of the portfolios in the Portfolio’s SPG; (b) the proposed expense ratio for the Portfolio is below the median and average expense ratios of the portfolios in the Portfolio’s proposed SPG; (c) the resulting increase in the Portfolio’s gross expenses as a result of the Proposed Advisory Agreement, as well as DSL’s undertaking to maintain an expense limitation for the Portfolio until at least May 1, 2014 and the benefits of eliminating the unified fee structure as represented by Management; and (d) the proposed fee structure will move to a traditional advisory fee structure under the Advisory Contract to reflect the unbundling of the Portfolio’s previous unified fee structure into its advisory, administrative, and “other” expense components; (7) that the Adviser or an affiliate would bear any incremental proxy project costs related to modification of the Portfolio’s fee structure; (8) the projected profitability of DSL when sub-advisory fees payable by DSL to ING IM are taken into account; (9) the personnel, operations, financial condition, and investment management capabilities and resources of DSL; (10) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the ING Funds complex; (11) the information that had been provided by DSL at regular Board meetings with respect to its capabilities as a manager-of-managers in overseeing similar funds; and (12) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

115

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Approval of New Sub-Advisory Contracts

ING Clarion Real Estate Securities, LLC (“Clarion”) has managed the ING Clarion Real Estate Portfolio (the “Portfolio”) since January 2006 pursuant to a sub-advisory agreement which was last approved for renewal by the Board on November 12, 2010 (the “Former Agreement”). On February 15, 2011, CB Richard Ellis Group, Inc. (“Richard Ellis”) entered into a definitive agreement to acquire the real estate investment management business of ING Group, N.V., including Clarion (the “Transaction”). The completion of the Transaction would result in the assignment and automatic termination of the Former Agreement with Clarion.

The 1940 Act requires that an agreement under which a registered investment adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its “assignment” (as such term is defined under the 1940 Act). A sale of an investment adviser generally is deemed to result in an assignment of the investment adviser’s advisory agreements. The consummation of the Transaction therefore resulted in the assignment and automatic termination of the Former Agreements.

In anticipation of the Transaction, at a meeting of the Board held on March 3, 2011, the Board, including a majority of the Independent Trustees, determined to appoint Clarion as the sub-adviser to the Portfolio under the Proposed Sub-Advisory Agreement. In determining whether to approve the Proposed Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the agreement should be approved. The materials provided to the Board in support of the sub-advisory arrangement with Clarion included the following: (1) a memorandum discussing the change of control of Clarion and the resulting assignment and automatic termination of the Former Agreement; (2) responses from Clarion to questions posed by independent legal counsel to the Independent Trustees; (3) supporting documentation, including a copy of the form of the Proposed Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by the Portfolio’s adviser, ING Investments, LLC (“ING Investments”), or its affiliates who administer the Funds (“Management”) in connection with its management of the funds in the ING Funds Complex, including the

Funds, and a presentation by Clarion at the Joint Meeting of the Investment Review Committees of the Board held on January 13, 2011. Such information included, among other things, a detailed analysis of the Portfolio’s performance, including attribution analyses, which had not been provided at regular Board meetings.

The Board’s consideration of whether to approve the Portfolio’s Proposed Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) ING Investments’ and the Board’s positive view of Clarion’s performance in serving as the Sub-Adviser to the Portfolio; (2) the nature and quality of the services to be provided by Clarion under the Proposed Sub-Advisory Agreement, including the fact that the Proposed Sub-Advisory Agreement is materially identical to the Former Agreement, except with respect to effective dates and duration; (3) the Board’s positive view of Clarion’s personnel, operations, and investment management capabilities and Clarion’s representations that the portfolio management personnel providing day-to-day management services to the Portfolio would remain in place through the closing of the Transaction and would continue to manage assets after the closing; (4) ING Groep’s representations that neither it nor its respective affiliates have any understanding or arrangement that would reasonably be expected to impose an unfair burden on the Portfolio or would make unavailable to ING Groep or its affiliates the safe harbor contained in Section 15(f) of the 1940 Act; (5) the fairness of the compensation under the Proposed Sub-Advisory Agreement in light of the services to be provided by Clarion, including the fact that the sub-advisory fee under the Proposed Sub-Advisory Agreement would be paid by ING Investments, and not directly by the Portfolio; (6) that the sub-advisory fee rate payable by ING Investments would remain unchanged after the Transaction is completed and the Transaction would not affect the advisory fee payable by the Portfolio to ING Investments; (7) the advisory fee and expense ratio of the Portfolio as compared to the fee rates and expense ratios of a peer group of comparable investment companies, and the fee rates and expenses charged by Clarion to the Portfolio as compared to other clients for which Clarion provides comparable services; (8) Clarion’s representations that the Transaction would not adversely affect the nature and quality of services to be provided to the Portfolio and was not expected to have a material adverse effect on the ability of Clarion to provide those services; (9) ING Investments’ and the Board’s familiarity with Clarion’s

116

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

operations and compliance programs, including Clarion’s policies and procedures intended to assure compliance with the federal securities laws, and Clarion’s representations that it did not anticipate material changes to these operations and compliance programs in connection with the Transaction; and (10) Clarion’s representations regarding its Code of Ethics and related procedures for complying with that Code of Ethics, including a representation that Clarion did not anticipate that the Code of Ethics and related procedures would change materially in connection with the Transaction.

In addition, in evaluating the Proposed Sub-Advisory Agreement and ING Investments’ recommendation that the Board approve these agreements, the Board, including the Independent Trustees, recognized the fact that the amount of proceeds to be received by ING Groep in connection with the Transaction would depend, in part, on the amount of assets under management by Clarion immediately following the

Transaction. Specifically, the Board recognized that if Clarion was not permitted to serve as the Sub-Adviser of one or more of the Funds after the Transaction, ING Groep would receive fewer proceeds from the Transaction.

After its deliberations, the Board reached the following conclusions: (1) Clarion should be appointed as the sub-adviser to the Portfolio under the Proposed Sub-Advisory Agreement and continue to provide advisory services to the Portfolio; and (2) the sub-advisory fee rate payable by ING Investments to Clarion with respect the Portfolio is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Proposed Sub-Advisory Agreement on behalf of the Portfolio. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

117

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Clarion Real Estate Portfolio was held June 14, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	A new sub-advisory agreement between Directed Services LLC (“DSL”), the investment adviser to the Portfolio, and ING Clarion Real Estate Securities, LLC, the current and proposed sub-adviser to the Portfolio.

2	A new investment advisory agreement with DSL to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Clarion Real Estate Portfolio	1	17,993,755.684	730,264.527	1,473,721.727	0	20,197,741.938
ING Clarion Real Estate Portfolio	2	17,871,377.036	789,304.328	1,537,060.574	0	20,197,741.938

*	Proposals Passed

A special meeting of shareholders of the ING Large Cap Value Portfolio (formerly, ING Pioneer Equity Income Portfolio) was held January 6, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	A new sub-advisory agreement for the Portfolio between Directed Services LLC (“DSL”), the Portfolio’s investment adviser and ING Investment Management Co. (“ING IM”), the Portfolio’s proposed sub-adviser.

2(A)	A new sub-advisory agreement between DSL and ING Investment Management Asia/Pacific (Hong Kong) Limited.

2(B)	A new sub-advisory agreement between DSL and ING Investment Management Advisors B.V.

	Proposal*		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Large Cap Value Portfolio	1		15,891,871.694	919,441.709	927,619.097	0	17,738,932.500
ING Large Cap Value Portfolio	2	(A)	15,378,095.769	914,332.821	1,446,503.910	0	17,738,932.500
ING Large Cap Value Portfolio	2	(B)	15,801,840.621	709,433.943	1,227,657.936	0	17,738,932.500

*	Proposals Passed

118

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2	(0611-082611)

Semi-Annual Report

June 30, 2011

ING Investors Trust
■	ING American Funds Asset Allocation Portfolio
■	ING American Funds Bond Portfolio
■	ING American Funds Global Growth and Income Portfolio
■	ING American Funds Growth Portfolio
■	ING American Funds International Portfolio
■	ING American Funds International Growth and Income Portfolio
■	ING American Funds World Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	13
Notes to Financial Statements	15
Portfolios of Investments	24

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Portfolio Return				Hypothetical (5% return before expenses)
Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011**
ING American Funds Asset Allocation Portfolio
$1,000.00	$1,051.70	1.04%	$5.28	$1,000.00	$1,019.64	1.04%	$5.20
ING American Funds Bond Portfolio
$1,000.00	$1,023.70	1.01%	$5.09	$1,000.00	$1,019.77	1.01%	$5.08
ING American Funds Global Growth and Income Portfolio
$1,000.00	$1,027.60	1.46%	$7.35	$1,000.00	$1,017.54	1.46%	$7.32
ING American Funds Growth Portfolio
$1,000.00	$1,057.10	1.11%	$5.64	$1,000.00	$1,019.31	1.11%	$5.54
ING American Funds International Portfolio
$1,000.00	$1,041.80	1.31%	$6.62	$1,000.00	$1,018.31	1.31%	$6.54
ING American Funds International Growth and Income Portfolio
$1,000.00	$1,032.90	1.59%	$8.03	$1,000.00	$1,016.89	1.59%	$7.97
ING American Funds World Allocation Portfolio*
$1,000.00	$1,035.20	0.74%	$3.73	$1,000.00	$1,021.12	0.74%	$3.71

*	Expense ratio does not include expense of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the Master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2011 (Unaudited)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds Growth Portfolio
ASSETS:
Investments in master fund at value(1)*	$373,890,958	$482,864,824	$4,892,153	$2,353,759,287
Cash	566	85,202	13,923	17,865
Receivables:
Fund shares sold	83,646	678,533	187,361	830,367
Prepaid expenses	1,566	2,621	10,820	10,041
Reimbursement due from manager	—	—	2,521	—
Total assets	373,976,736	483,631,180	5,106,778	2,354,617,560

LIABILITIES:
Payable for investments in master fund purchased	83,646	663,275	187,354	779,666
Payable for fund shares redeemed	—	15,258	7	50,701
Payable to affiliates	211,857	239,869	2,657	940,872
Payable for trustee fees	1,498	4,011	894	18,113
Other accrued expenses and liabilities	43,388	73,228	2,194	219,857
Total liabilities	340,389	995,641	193,106	2,009,209
NET ASSETS	$373,636,347	$482,635,539	$4,913,672	$2,352,608,351

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$292,899,467	$436,235,042	$4,896,484	$2,253,049,891
Undistributed net investment income	5,197,312	14,131,484	16,097	4,586,186
Accumulated net realized gain (loss)	(6,706,903)	(1,808,116)	8,501	(4,744,405)
Net unrealized appreciation or depreciation	82,246,471	34,077,129	(7,410)	99,716,679
NET ASSETS	$373,636,347	$482,635,539	$4,913,672	$2,352,608,351

* Cost of investments in master fund	$291,644,487	$448,787,695	$4,899,563	$2,254,042,608

Net assets	$373,636,347	$482,635,539	$4,913,672	$2,352,608,351
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,745,533	46,595,756	471,366	43,992,979
Net asset value and redemption price per share	$10.17	$10.36	$10.42	$53.48

(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth, and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2011 (Unaudited)

	ING American Funds International Portfolio	ING American Funds International Growth and Income Portfolio	ING American Funds World Allocation Portfolio
ASSETS:
Investments in master fund at value(1)*	$1,343,188,091	$3,802,829	$—
Investments in underlying funds**	—	—	251,289,633
Cash	38,323	13,382	44,612
Receivables:
Investment securities sold	1,274,872	—	1,343,767
Fund shares sold	—	174,484	1,157
Dividends and interest	—	—	11,032
Prepaid expenses	6,330	10,820	647
Reimbursement due from manager	—	2,609	32,893
Total assets	1,344,507,616	4,004,124	252,723,741

LIABILITIES:
Payable for investments in master fund purchased	—	174,484	1,283,720
Payable for fund shares redeemed	1,274,872	—	96,204
Payable to affiliates	546,668	2,136	163,293
Payable for trustee fees	13,912	494	344
Other accrued expenses and liabilities	189,626	1,733	55,949
Total liabilities	2,025,078	178,847	1,599,510
NET ASSETS	$1,342,482,538	$3,825,277	$251,124,231

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,393,453,309	$3,818,890	$213,741,144
Undistributed net investment income (accumulated net investment loss)	19,792,542	(5,376)	2,325,871
Accumulated net realized gain	3,485,355	20,420	13,275,486
Net unrealized appreciation or depreciation	(74,248,668)	(8,657)	21,781,730
NET ASSETS	$1,342,482,538	$3,825,277	$251,124,231

* Cost of investments in master fund	$1,417,436,759	$3,811,486	$—
** Cost of investments in underlying fund	—	—	229,507,903

Net assets	$1,342,482,538	$3,825,277	$251,124,231
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	76,964,402	368,974	20,820,483
Net asset value and redemption price per share	$17.44	$10.37	$12.06

(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth, and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2011 (Unaudited)

	ING American Funds Asset Allocation Portfolio	ING American Funds Bond Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds Growth Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$1,502,781	$2,375,255	$26,426	$6,645,154
Total investment income	1,502,781	2,375,255	26,426	6,645,154

EXPENSES:
Distribution and service fees	1,302,667	1,460,645	8,381	5,979,165
Transfer agent fees	197	286	88	1,168
Administrative service fees	—	—	1,197	—
Shareholder reporting expense	15,208	24,071	3,582	103,326
Professional fees	13,767	19,297	1,726	69,008
Custody and accounting expense	12,700	20,510	423	65,527
Trustee fees	5,384	8,884	900	35,504
Offering expense	—	—	8,180	—
Miscellaneous expense	5,962	9,065	2,883	30,519
Total expenses	1,355,885	1,542,758	27,360	6,284,217
Net waived and reimbursed fees	—	—	(17,031)	—
Net expenses	1,355,885	1,542,758	10,329	6,284,217
Net investment income	146,896	832,497	16,097	360,937

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain	883,726	4,167,386	8,501	27,844,379
Net change in unrealized appreciation or depreciation	17,602,068	6,149,294	(7,453)	104,598,946
Net realized and unrealized gain	18,485,794	10,316,680	1,048	132,443,325
Increase in net assets resulting from operations	$18,632,690	$11,149,177	$17,145	$132,804,262

(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth, and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2011 (Unaudited)

	ING American Funds International Portfolio	ING American Funds International Growth and Income Portfolio	ING American Funds World Allocation Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$3,523,067	$2,673	$—
Dividends from underlying funds	—	—	1,219,193
Interest	—	—	107
Total investment income	3,523,067	2,673	1,219,300

EXPENSES:
Investment management fees	—	—	122,296
Distribution and service fees	3,439,583	6,522	733,779
Transfer agent fees	738	115	68
Administrative service fees	—	932	122,296
Shareholder reporting expense	59,942	3,173	7,964
Professional fees	42,305	1,739	8,019
Custody and accounting expense	49,825	123	23,799
Trustee fees	19,910	500	2,356
Offering expense	—	8,180	—
Miscellaneous expense	18,920	2,666	3,816
Total expenses	3,631,223	23,950	1,024,393
Net waived and reimbursed fees	—	(15,901)	(124,480)
Net expenses	3,631,223	8,049	899,913
Net investment income (loss)	(108,156)	(5,376)	319,387

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain	7,473,376	20,420	7,666,458
Net change in unrealized appreciation or depreciation	49,462,968	(8,671)	565,578
Net realized and unrealized gain	56,936,344	11,749	8,232,036
Increase in net assets resulting from operations	$56,828,188	$6,373	$8,551,423

(1)  The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Global Growth and Income, ING American Funds Growth, ING American Funds International, and ING American Funds International Growth and Income are the Class 1 shares of the American Asset Allocation, American Bond, American Global Growth and Income and American International Growth and Income and Class 2 shares for the American Growth, and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds Asset Allocation Portfolio		ING American Funds Bond Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$146,896	$5,051,246	$832,497	$13,299,549
Net realized gain (loss)	883,726	(3,282,977)	4,167,386	471,821
Net change in unrealized appreciation or depreciation	17,602,068	36,423,292	6,149,294	18,005,520
Increase in net assets resulting from operations	18,632,690	38,191,561	11,149,177	31,776,890

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,272,404)	—	(12,719,989)
Total distributions	—	(5,272,404)	—	(12,719,989)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,465,343	31,986,483	12,756,063	126,048,074
Reinvestment of distributions	—	5,272,404	—	12,719,989
	10,465,343	37,258,887	12,756,063	138,768,063
Cost of shares redeemed	(16,896,474)	(22,830,585)	(60,746,631)	(140,328,267)
Net increase (decrease) in net assets resulting from capital share transactions	(6,431,131)	14,428,302	(47,990,568)	(1,560,204)
Net increase (decrease) in net assets	12,201,559	47,347,459	(36,841,391)	17,496,697

NET ASSETS:
Beginning of period	361,434,788	314,087,329	519,476,930	501,980,233
End of period	$373,636,347	$361,434,788	$482,635,539	$519,476,930
Undistributed net investment income at end of period	$5,197,312	$5,050,416	$14,131,484	$13,298,987

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds Global Growth and Income Portfolio		ING American Funds Growth Portfolio
	Six Months Ended June 30, 2011	December 15, 2010(1) to December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$16,097	$(1)	$360,937	$4,228,328
Net realized gain	8,501	—	27,844,379	8,711,420
Net change in unrealized appreciation or depreciation	(7,453)	43	104,598,946	351,979,418
Increase in net assets resulting from operations	17,145	42	132,804,262	364,919,166

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(2,440,680)
Total distributions	—	—	—	(2,440,680)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,231,656	3,010	13,653,893	86,295,979
Reinvestment of distributions	—	—	—	2,440,680
	5,231,656	3,010	13,653,893	88,736,659
Cost of shares redeemed	(338,181)	—	(165,509,467)	(250,827,556)
Net increase (decrease) in net assets resulting from capital share transactions	4,893,475	3,010	(151,855,574)	(162,090,897)
Net increase (decrease) in net assets	4,910,620	3,052	(19,051,312)	200,387,589

NET ASSETS:
Beginning of period	3,052	—	2,371,659,663	2,171,272,074
End of period	$4,913,672	$3,052	$2,352,608,351	$2,371,659,663
Undistributed net investment income at end of period	$16,097	$—	$4,586,186	$4,225,249

(1) Commencement of operations

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds International Portfolio		ING American Funds International Growth and Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	December 15, 2010(1) to December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$(108,156)	$19,906,154	$(5,376)	$(1)
Net realized gain	7,473,376	4,703,799	20,420	—
Net change in unrealized appreciation or depreciation	49,462,968	54,247,987	(8,671)	14
Increase in net assets resulting from operations	56,828,188	78,857,940	6,373	13

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(12,498,093)	—	—
Net realized gains	—	(1,813,821)	—	—
Total distributions	—	(14,311,914)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,560,713	62,362,282	3,997,903	3,010
Reinvestment of distributions	—	14,311,914	—	—
	2,560,713	76,674,196	3,997,903	3,010
Cost of shares redeemed	(121,769,016)	(174,870,660)	(182,022)	—
Net increase (decrease) in net assets resulting from capital share transactions	(119,208,303)	(98,196,464)	3,815,881	3,010
Net increase (decrease) in net assets	(62,380,115)	(33,650,438)	3,822,254	3,023

NET ASSETS:
Beginning of period	1,404,862,653	1,438,513,091	3,023	—
End of period	$1,342,482,538	$1,404,862,653	$3,825,277	$3,023
Undistributed net investment income (accumulated net investment loss) at end of period	$19,792,542	$19,900,698	$(5,376)	$—

(1) Commencement of operations

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds World Allocation Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$319,387	$2,006,737
Net realized gain	7,666,458	5,652,942
Net change in unrealized appreciation or depreciation	565,578	8,424,061
Increase in net assets resulting from operations	8,551,423	16,083,740

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,176,657)
Net realized gains	—	(3,503,797)
Total distributions	—	(4,680,454)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	91,875,435	75,605,539
Reinvestment of distributions	—	4,680,454
	91,875,435	80,285,993
Cost of shares redeemed	(31,383,348)	(12,820,296)
Net increase in net assets resulting from capital share transactions	60,492,087	67,465,697
Net increase in net assets	69,043,510	78,868,983

NET ASSETS:
Beginning of period	182,080,721	103,211,738
End of period	$251,124,231	$182,080,721
Undistributed net investment income at end of period	$2,325,871	$2,006,484

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses excluding expenses of the master fund(2)(3)		Net investment income (loss) excluding expenses of the master fund(2)(3)	Net assets, end of year or period	Portfolio turnover rate(4)	Expenses including gross expenses of the master fund(2)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)	Expenses including expenses net of all reductions of the master fund(2)	Portfolio turnover rate of the master fund
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING American Funds Asset Allocation Portfolio
06-30-11	9.67	0.01		0.49	0.50	—	—	—	—	10.17	5.17	0.73		0.08	373,636	3	1.04	1.04	1.04	23
12-31-10	8.78	0.13		0.90	1.03	0.14	—	—	0.14	9.67	11.96	0.73		1.53	361,435	7	1.04	1.04	1.04	46
12-31-09	7.26	0.17	•	1.50	1.67	0.12	0.03	—	0.15	8.78	23.37	0.74		2.18	314,087	4	1.06	1.06	1.06	41
04-28-08(5)–12-31-08	10.00	0.44	•	(3.18)	(2.74)	—	—	—	—	7.26	(27.40)	0.78		8.32	150,323	9	1.10	1.07	1.07	36
ING American Funds Bond Portfolio
06-30-11	10.12	0.02	•	0.22	0.24	—	—	—	—	10.36	2.37	0.63		0.34	482,636	3	1.01	1.01	1.01	67
12-31-10	9.78	0.25		0.34	0.59	0.25	—	—	0.25	10.12	6.05	0.63		2.48	519,477	26	1.01	1.01	1.01	187
12-31-09	9.02	0.29	•	0.79	1.08	0.32	0.00 *	—	0.32	9.78	12.15	0.63		3.11	501,980	12	1.02	1.02	1.02	125
12-31-08	9.99	1.06	•	(2.03)	(0.97)	0.00 *	—	—	0.00 *	9.02	(9.71)	0.68		11.45	263,131	19	1.08	1.04	1.04	63
11-12-07(5)–12-31-07	10.00	0.41	•	(0.42)	(0.01)	—	—	—	—	9.99	(0.10)	0.52		30.48	1	0 *	0.93	0.89	0.89	57
ING American Funds Global Growth and Income Portfolio
06-30-11	10.14	0.07	•	0.21	0.28	—	—	—	—	10.42	2.76	0.86	††	1.34	4,914	13	1.46	1.46	1.46	17
12-15-10(5)–12/31/10	10.00	(0.00	)*	0.14	0.14	—	—	—	—	10.14	1.40	0.97	†	(0.97)	3	—	1.58	1.58	1.58	30
ING American Funds Growth Portfolio
06-30-11	50.59	0.01		2.88	2.89	—	—	—	—	53.48	5.71	0.53		0.03	2,352,608	1	1.11	1.11	1.11	10
12-31-10	42.90	0.09		7.65	7.74	0.05	—	—	0.05	50.59	18.07	0.53		0.20	2,371,660	5	1.12	1.12	1.12	28
12-31-09	36.46	0.05		12.68	12.73	0.80	5.49	—	6.29	42.90	38.70	0.53		0.13	2,171,272	6	1.13	1.13	1.13	37
12-31-08	71.12	0.18	•	(29.93)	(29.75)	0.47	4.44	—	4.91	36.46	(44.29)	0.53		0.33	1,593,903	16	1.11	1.08	1.08	26
12-31-07	64.29	0.19		7.37	7.56	0.18	0.55	—	0.73	71.12	11.76	0.52		0.31	2,532,008	3	1.10	1.07	1.07	40
12-31-06	58.81	0.20	•	5.46	5.66	0.11	0.07	—	0.18	64.29	9.65	0.53		0.33	2,041,273	1	1.12	1.09	1.09	35
ING American Funds International Portfolio
06-30-11	16.74	—	•	0.70	0.70	—	—	—	—	17.44	4.18	0.53		(0.02)	1,342,483	—	1.31	1.31	1.31	11
12-31-10	15.87	0.24		0.80	1.04	0.14	0.02	—	0.16	16.74	6.66	0.53		1.49	1,404,863	6	1.31	1.31	1.31	25
12-31-09	13.99	0.15		5.04	5.19	0.59	2.72	—	3.31	15.87	42.36	0.53		1.08	1,438,513	8	1.32	1.32	1.32	46
12-31-08	26.26	0.29	•	(10.94)	(10.65)	0.38	1.24	—	1.62	13.99	(42.46)	0.54		1.44	990,692	23	1.31	1.26	1.26	52
12-31-07	22.56	0.28	•	4.07	4.35	0.23	0.42	—	0.65	26.26	19.41	0.52		1.15	1,608,774	6	1.29	1.24	1.24	41
12-31-06	19.24	0.27	•	3.24	3.51	0.15	0.04	—	0.19	22.56	18.35	0.53		1.30	1,126,589	4	1.32	1.27	1.27	29
ING American Funds International Growth and Income Portfolio
06-30-11	10.04	(0.03	)•	0.36	0.33	—	—	—	—	10.37	3.29	0.86	††	(0.58)	3,825	10	1.59	1.59	1.59	17
12-15-10(5)–12/31/10	10.00	(0.00	)*	0.04	0.04	—	—	—	—	10.04	0.40	0.97	†	(0.97)	3	—	1.71	1.71	1.71	31

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.500% or more than $(0.005) or (0.005)%.

†	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 2.25% and 2.26%, respectively.

††	The gross expense ratios, excluding expenses of the master fund, for ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio were 2.29% and 2.57%, respectively.

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($100’s)	(%)
ING American Funds World Allocation Portfolio
06-30-11	11.65	0.02 •	0.39	0.41	—	—	—	—	12.06	3.52	0.84	0.74	0.74	0.26	251,124	10
12-31-10	10.75	0.17	1.14	1.31	0.10	0.31	—	0.41	11.65	12.67	0.83	0.79	0.79	1.56	182,081	14
12-31-09	8.02	0.20	2.58	2.78	0.05	—	—	0.05	10.75	34.73	0.91	0.79	0.79	2.13	103,212	28
09-29-08(5)–12-31-08	10.00	0.43	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-seven active separate investment series. The seven portfolios included in this report are: ING American Funds Asset Allocation Portfolio (“Asset Allocation”), ING American Funds Bond Portfolio (“Bond”), ING American Funds Global Growth and Income Portfolio (“Global Growth and Income”), ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”), ING American Funds International Growth and Income Portfolio (“International Growth and Income”), and ING American Funds World Allocation Portfolio (“World Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio (except World Allocation) operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2011 Asset Allocation, Bond, Growth, International and International Growth and Income held 3.2%, 4.7%, 8.3%, 12.9% and 1.6% of the American Asset Allocation Fund, American Bond Fund, American Growth Fund, American International Fund and American International Growth and Income Fund, respectively. Global Growth and Income held less than 0.1% of the American Global Growth and Income Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies as well as qualified pension and retirement plans (“Qualified Plans”).

ING Investments, LLC (“ING Investments”) serves as the investment adviser to Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income, and Directed Services LLC (“DSL”) serves as the investment adviser to World Allocation (collectively, the “Investment Advisers”). ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

ING Investments, DSL, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Advisers, may potentially be deemed a “change of control.” A change of control would result in the termination of the Portfolios’ advisory agreements, which would trigger the necessity for new agreement that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 1 — ORGANIZATION (continued)

Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. Each Portfolio’s investments in Master Funds or Underlying Funds are recorded at their estimated fair value, as described below. The valuation of each Portfolio’s (except World Allocation) investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report. The valuation of the World Allocation’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the year ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the master fund or underlying funds is recognized on the ex-dividend date and is recorded as dividends in the Statement of Operations. Capital gain distributions received from the master fund or underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES AND MASTER FUNDS EXPENSES

ING Investments provides Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income with advisory services, respectively, under a management agreement. Under the terms of the management agreement, during periods when Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invest all or substantially all of their assets in another investment company, each respective Portfolio pays no management fee. During periods when Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invest directly in investment securities, each respective Portfolio pays ING Investments a monthly management fee based on the following annual rates of the average daily net assets:

Portfolio	Fee
Asset Allocation
0.5000% of the first $600 million; 0.4200% on the next $600 million; 0.3600% on the next $800 million; 0.3200% on the next $1 billion; 0.2800% on the next $2 billion; 0.2600% on the next $3 billion; and 0.2500% of the amount in excess of $8 billion

Bond	0.48% of the first $600 million; 0.44% of the next $400 million; 0.40% of the next $1 billion; 0.38% of the next $1 billion; and 0.36% of the amount in excess of $3 billion

Global Growth and Income	0.69% of the first $600 million; 0.59% on the next $600 million; 0.53% on the next $800 million; 0.50% on the next $1 billion; and 0.48% of the amount in excess of $3 billion.

Growth
0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.09 billion, plus 0.315% on net assets greater than $8.0 but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.

International
0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion

International Growth and Income	0.69% of the first $500 million; 0.59% on the next $500 million; and 0.53% of the amount in excess of $1 billion.

Because each of Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invests all of their assets in a Master Fund, each respective Portfolio and its shareholders will bear the fees and expenses of each respective Portfolio and the Master Fund in which it invests, with the result that the respective Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

World Allocation has entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL in the amount equal to 0.10% of the Portfolio’s average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers.

During periods when Asset Allocation, Bond, Growth and International and invest all or substantially all of their assets in another investment company, each respective Portfolio pays no administration fee. During periods when Asset Allocation, Bond, Growth and International invest directly in investment securities, each respective Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets.

Investors in Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income should recognize that an investment in each respective Portfolio bears not only a proportionate share of the expenses of such Portfolio (including operating costs and management fees) but also indirectly similar expenses of the Master Funds in which the respective Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by each Portfolio related to the purchase of shares of the mutual fund investments.

For the year ended June 30, 2011, Asset Allocation, Bond, Global Growth and Income, Growth, International and International Growth and Income invested substantially all of their assets in their respective master Funds.

For Global Growth and Income, International Growth and Income and World Allocation, the Administrator receives compensation in the amount equal to 0.10% of each respective Portfolio’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 4 — INVESTMENTS IN MASTER FUNDS AND UNDERLYING FUNDS

For the year ended June 30, 2011, the cost of purchases and the proceeds from the sales of the Master Funds or Underlying Funds, were as follows:

	Purchases	Sales
Asset Allocation	$11,379,839	$17,661,484
Bond	14,478,326	61,650,659
Global Growth and Income	5,213,839	325,778
Growth	18,908,860	170,496,825
International	5,032,562	124,380,413
International Growth and Income	3,982,296	194,230
World Allocation	85,047,225	24,189,352

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with IID. The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IID, at an annual rate not to exceed 0.35% of the average daily net assets of Bond and World Allocation, 0.45% of the average daily net assets of Asset Allocation, Global Growth and Income and International Growth and Income, and 0.50% of Growth and International.

The Trust has entered into a Shareholder Service Plan (the “Plan”) on behalf of Asset Allocation, Bond, Global Growth and Income, International Growth and Income, and World Allocation. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners. Under the Plan, Asset Allocation, Bond, Global Growth and Income, International Growth and Income, and World Allocation make payments to the Distributor at an annual rate of 0.25% of each respective Portfolio’s average daily net assets.

In addition, Class 2 of each Master Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Master Fund Plan”). Under the Master Fund Plan, Class 2 of each Master Fund is authorized to pay a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Amounts paid under the Master Fund Plan are used by insurance company contract issuers (including ING affiliated insurance companies) to cover the expenses of certain contract owner services. Shareholders of Growth and International, which invest in Class 2 shares of its corresponding Master Fund, pay only their proportionate share of the Master Fund 12b-1 Plan expenses.

NOTE 6 — EXPENSE LIMITATIONS AGREEMENT

For Global Growth and Income and International Growth and Income, ING Investments has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and Master Fund fees and expenses to the level listed below:

Global Growth and Income(1)	0.85%
International Growth and Income(1)	0.85%

(1)	The operating expense limit applies only at the Portfolio level and does not limit fees payable by the Master Funds in which the Portfolio invests.

ING Investments may at a later date recoup from each Portfolio management fees waived and other expenses assumed by ING Investments during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by ING Investments of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Portfolio. Outstanding reimbursement balances due to each Portfolio, if any, under its respective expense limitation agreement are reflected in Reimbursement Due from ING Investments on the accompanying Statement of Assets and Liabilities. The expense limitation agreement for each Portfolio is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2011, the cumulative amounts of reimbursed fees that are subject to possible recoupment by ING Investments, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
Global Growth and Income	$—	$—	$16,433	$16,433
International Growth and Income	$—	$—	$15,436	$15,436

For World Allocation, DSL has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expense to the level listed below:

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 6 — EXPENSE LIMITATIONS AGREEMENT (continued)

World Allocation(1)	0.79%

(1)	The operating expense limit applies only at the Portfolio level and does not limit fees payable by the underlying investment companies in which World Allocation invests. Pursuant to a side agreement effective January 22, 2011, DSL has agreed to limit expenses, including fees payable by the underlying investment companies in which World Allocation invests, to 1.21% through at least May 1, 2012. There is no guarantee that this expense limit will continue after that date. Fees waived pursuant to this side agreement are not eligible for recoupment.

DSL may at a later date recoup from World Allocation’s management fees waived and other expenses assumed by DSL during the previous 36 months, but only if, after such recoupment, that World Allocation’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by DSL of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to World Allocation, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from DSL on the accompanying Statement of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2011, the cumulative amounts of reimbursed fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
World Allocation	$92,182	$37,544	$159,402	$289,128

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Asset Allocation	$—	$—	$211,857	$211,857
Bond	—	—	239,869	239,869
Global Growth and Income	—	354	2,303	2,657
Growth	—	—	940,872	940,872
International	—	—	546,668	546,668
International Growth and Income	—	285	1,851	2,136
World Allocation	20,412	20,413	122,468	163,293

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING USA Annuity and Life Insurance Company	Asset Allocation	97.46%
	Bond	96.92%
	Growth	97.14%
	Global Growth and Income	96.93%
	International	96.71%
	World Allocation	99.08%
	International Growth and Income	100.00%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2011, the following Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Asset Allocation	Postage	$25,809
Growth	Postage	136,611
International	Postage	126,352

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Asset Allocation
06-30-11	1,051,073	—	(1,783,581)	(732,508)	10,465,343	—	(16,896,474)	(6,431,131)
12-31-10	3,585,422	615,935	(2,590,883)	1,610,474	31,986,483	5,272,404	(22,830,585)	14,428,302
Bond
06-30-11	1,241,210	—	(5,970,005)	(4,728,795)	12,756,063	—	(60,746,631)	(47,990,568)
12-31-10	12,473,635	1,271,999	(13,744,508)	1,126	126,048,074	12,719,989	(140,328,267)	(1,560,204)
Global Growth and Income
06-30-11	503,625	—	(32,560)	471,065	5,231,656	—	(338,181)	4,893,475
12-15-10(1)-12-31-10	301	—	—	301	3,010	—	—	3,010
Growth
06-30-11	251,707	—	(3,140,473)	(2,888,766)	13,653,893	—	(165,509,467)	(151,855,574)
12-31-10	1,891,804	57,079	(5,680,605)	(3,731,722)	86,295,979	2,440,680	(250,827,556)	(162,090,897)
International
06-30-11	148,126	—	(7,095,262)	(6,947,136)	2,560,713	—	(121,769,016)	(119,208,303)
12-31-10	3,990,641	967,021	(11,682,847)	(6,725,185)	62,362,282	14,311,914	(174,870,660)	(98,196,464)
International Growth and Income
06-30-11	386,826	—	(18,153)	368,673	3,997,903	—	(182,022)	3,815,881
12-15-10(1)-12-31-10	301	—	—	301	3,010	—	—	3,010
World Allocation
06-30-11	7,845,136	—	(2,652,973)	5,192,163	91,875,435	—	(31,383,348)	60,492,087
12-31-10	6,760,852	450,911	(1,187,625)	6,024,138	75,605,539	4,680,454	(12,820,296)	67,465,697

(1)	Commencement of operations.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Asset Allocation, Bond, Global Growth and Income, Growth, International, and International Growth and Income changes with the values of the corresponding Master Fund and its investments. World Allocation is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation (World Allocation). Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Investment Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS (continued)

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund and/or certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund and/or certain Underlying Funds. Foreign investments may also subject a Master Fund and/or certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund and/or certain Underlying Funds investments.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,272,404	$—
Bond	12,719,989	—
Growth	2,440,680	—
International	13,370,454	941,460
World Allocation	4,364,099	316,355

The tax-basis components of distributable earnings as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Asset Allocation	$5,050,416	$30,049	$57,023,725
Bond	13,298,987	1,623,839	20,328,494
Global Growth and Income	—	—	43
Growth	4,225,249	165,103	(37,636,154)
International	19,900,698	6,545,332	(134,244,989)
International Growth and Income	—	—	14
World Allocation	2,017,602	5,598,193	21,215,869

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — REORGANIZATIONS

On January 21, 2011, World Allocation (“Acquiring Portfolio”) acquired all of the net assets of ING Morgan Stanley Global Tactical Asset Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$ 319,447
Net realized and unrealized gain on investments	$10,307,851
Net increase in net assets resulting from operations	$10,627,298

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
World Allocation	ING Morgan Stanley Global Tactical Asset Allocation Portfolio	$80,132	$183,670	$—	$—	0.7932

The net assets of Asset Allocation after the acquisition were $263,801,557.

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2011 (Unaudited)  (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Asset Allocation	$0.1375	$—	$0.0009	July 15, 2011	July 13, 2011
Bond	$0.2864	$—	$0.0350	July 15, 2011	July 13, 2011
Growth	$0.0969	$—	$0.0038	July 15, 2011	July 13, 2011
International	$0.2597	$—	$0.0854	July 15, 2011	July 13, 2011
World Allocation	$0.0968	$0.0006	$0.2700	July 15, 2011	July 13, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

ING AMERICAN FUNDS ASSET
ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
21,852,189	American Funds Asset Allocation Fund — Class 1 Shares	$373,890,958	100.1
	Total Investments in Master Fund (Cost $291,644,487)*	$373,890,958	100.1
	Liabilities in Excess of Other Assets	(254,611)	(0.1)
	Net Assets	$373,636,347	100.0

*	Cost for federal income tax purposes is $299,196,609.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$74,694,349
	Gross Unrealized Depreciation	—
	Net Unrealized appreciation	$74,694,349

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$373,890,958	$—	$—	$373,890,958
Total Investments, at value	$373,890,958	$—	$—	$373,890,958

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

24

ING AMERICAN FUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
44,299,525	American Funds Bond Fund — Class 1 Shares	$482,864,824	100.0
	Total Investments in Master Fund (Cost $448,787,695)*	$482,864,824	100.0
	Liabilities in Excess of Other Assets	(229,285)	—
	Net Assets	$482,635,539	100.0

*	Cost for federal income tax purposes is $456,307,859.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,556,965
	Gross Unrealized Depreciation	—
	Net Unrealized appreciation	$26,556,965

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$482,864,824	$—	$—	$482,864,824
Total Investments, at value	$482,864,824	$—	$—	$482,864,824

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

25

ING AMERICAN FUNDS GLOBAL GROWTH
AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.6%
478,684	American Funds Global Growth and Income Fund — Class 1 Shares	$4,892,153	99.6
	Total Investments in Master Fund (Cost $4,899,563)*	$4,892,153	99.6
	Assets in Excess of Other Liabilities	21,519	0.4
	Net Assets	$4,913,672	100.0

*	Cost for federal income tax purposes is $4,899,606.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(7,453)
	Net Unrealized depreciation	$(7,453)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$4,892,153	$—	$—	$4,892,153
Total Investments, at value	$4,892,153	$—	$—	$4,892,153

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

26

ING AMERICAN FUNDS GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.0%
40,991,976	American Funds Growth Fund — Class 2 Shares	$2,353,759,287	100.0
	Total Investments in Master Fund (Cost $2,254,042,608)*	$2,353,759,287	100.0
	Liabilities in Excess of Other Assets	(1,150,936)	—
	Net Assets	$2,352,608,351	100.0

*	Cost for federal income tax purposes is $2,286,796,495.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$66,962,792
	Gross Unrealized Depreciation	—
	Net Unrealized appreciation	$66,962,792

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$2,353,759,287	$—	$—	$2,353,759,287
Total Investments, at value	$2,353,759,287	$—	$—	$2,353,759,287

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

27

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 100.1%
71,713,192	American Funds International Fund —Class 2 Shares	$1,343,188,091	100.1
	Total Investments in Master Fund (Cost $1,417,436,759)*	$1,343,188,091	100.1
	Liabilities in Excess of Other Assets	(705,553)	(0.1)
	Net Assets	$1,342,482,538	100.0

*	Cost for federal income tax purposes is $1,428,014,162.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(84,826,071)
	Net Unrealized depreciation	$(84,826,071)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$1,343,188,091	$—	$—	$1,343,188,091
Total Investments, at value	$1,343,188,091	$—	$—	$1,343,188,091

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

28

ING AMERICAN FUNDS INTERNATIONAL
GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MASTER FUND: 99.4%
242,373	American Funds International Growth and Income Fund — Class 1 Shares	$3,802,829	99.4
	Total Investments in Master Fund (Cost $3,811,486)*	$3,802,829	99.4
	Assets in Excess of Other Liabilities	22,448	0.6
	Net Assets	$3,825,277	100.0

*	Cost for federal income tax purposes is $3,815,849.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(13,020)
	Net Unrealized depreciation	$(13,020)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Master Fund	$3,802,829	$—	$—	$3,802,829
Total Investments, at value	$3,802,829	$—	$—	$3,802,829

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

29

ING AMERICAN FUNDS WORLD
ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets
UNDERLYING FUNDS: 100.1%
6,177,163	American Funds Bond Fund — Class 1 Shares	$67,331,077	26.8
818,273	American Funds Global Small Capitalization Fund — Class 1 Shares	17,617,423	7.0
1,391,749	American Funds Growth Fund — Class 1 Shares	80,624,021	32.1
648,909	American Funds High-Income Bond Fund — Class 1 Shares	7,514,367	3.0
2,549,419	American Funds International Fund — Class 1 Shares	47,954,568	19.1
1,291,553	American Funds New World Fund — Class 1 Shares	30,248,177	12.1
	Total Investments in Underlying Funds (Cost $229,507,903)*	$251,289,633	100.1
	Liabilities in Excess of Other Assets	(165,402)	(0.1)
	Net Assets	$251,124,231	100.0

*	Cost for federal income tax purposes is $229,507,927.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,781,706
	Gross Unrealized Depreciation	—
	Net Unrealized appreciation	$21,781,706

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Underlying Funds	$251,289,633	$—	$—	$251,289,633
Total Investments, at value	$251,289,633	$—	$—	$251,289,633

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

30

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributors, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

    VPSAR-UAMER     (0611-062611)

Semi-Annual Report

June 30, 2011

Classes ADV and I

ING Investors Trust

■	ING Retirement Conservative Portfolio

■	ING Retirement Growth Portfolio

■	ING Retirement Moderate Portfolio

■	ING Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index

The corporate component of the Barclays Capital U.S. Credit Index. The U.S.

Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity,

and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,040.20	0.41%	$2.07	$1,000.00	$1,022.76	0.41%	$2.06
Class I	1,000.00	1,041.90	0.16	0.81	1,000.00	1,024.00	0.16	0.80
ING Retirement Growth Portfolio
Class ADV	$1,000.00	$1,051.70	0.58%	$2.95	$1,000.00	$1,021.92	0.58%	$2.91
Class I	1,000.00	1,054.20	0.16	0.81	1,000.00	1,024.00	0.16	0.80
ING Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,044.60	0.50%	$2.53	$1,000.00	$1,022.32	0.50%	$2.51
Class I	1,000.00	1,047.80	0.16	0.81	1,000.00	1,024.00	0.16	0.80
ING Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,046.90	0.55%	$2.79	$1,000.00	$1,022.07	0.55%	$2.76
Class I	1,000.00	1,048.90	0.16	0.81	1,000.00	1,024.00	0.16	0.80

*	Expense ratios do not include expense of underlying Portfolios.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds*	$532,663,941	$4,839,534,993	$1,936,230,987	$3,345,731,657
Cash	218	1,076	426	795
Receivables:
Investments in affiliated underlying funds sold	5,162,851	32,847,880	17,617,664	23,679,633
Fund shares sold	279	25	57,512	189,101
Dividends and interest	689	68,710	17,513	36,409
Prepaid expenses	2,535	21,332	8,862	14,968

Total assets	537,830,513	4,872,474,016	1,953,932,964	3,369,652,563

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	2,778,532	31,398,805	14,432,085	22,773,844
Payable for fund shares redeemed	2,384,598	1,257,888	3,217,040	1,051,646
Payable to affiliates	166,114	2,196,914	753,953	1,432,346
Payable for trustee fees	2,549	24,494	9,781	16,941
Other accrued expenses and liabilities	30,288	321,837	135,948	178,771

Total liabilities	5,362,081	35,199,938	18,548,807	25,453,548

NET ASSETS	$532,468,432	$4,837,274,078	$1,935,384,157	$3,344,199,015

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$463,401,646	$5,364,649,944	$1,911,777,828	$3,457,526,976
Undistributed net investment income	12,317,863	69,661,645	39,806,920	53,434,027
Accumulated net realized gain (loss)	10,985,048	(1,257,467,934)	(197,850,665)	(557,347,792)
Net unrealized appreciation	45,763,875	660,430,423	181,650,074	390,585,804

NET ASSETS	$532,468,432	$4,837,274,078	$1,935,384,157	$3,344,199,015

* Cost of investments in affiliated underlying funds	$486,900,066	$4,179,104,570	$1,754,580,913	$2,955,145,853

Class ADV:
Net assets	$532,467,476	$4,790,006,519	$1,914,903,313	$3,321,379,937
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,140,025	436,007,156	170,183,536	297,365,451
Net asset value and redemption price per share	$9.32	$10.99	$11.25	$11.17
Class I:
Net assets	$956	$47,267,559	$20,480,844	$22,819,078
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	4,266,930	1,798,845	2,044,249
Net asset value and redemption price per share	$9.46	$11.08	$11.39	$11.16

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Retirement Conservative Portfolio	ING Retirement Growth Portfolio	ING Retirement Moderate Portfolio	ING Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,409,808	$45,683,304	$18,441,726	$28,930,555

Total investment income	4,409,808	45,683,304	18,441,726	28,930,555

EXPENSES:
Investment management fees	353,868	3,400,970	1,358,052	2,352,248
Distribution and service fees	1,263,816	12,028,356	4,800,140	8,343,164
Transfer agent fees	349	2,434	1,047	1,747
Administrative service fees	252,762	2,429,251	970,032	1,680,169
Shareholder reporting expense	6,270	53,475	21,763	37,898
Professional fees	11,969	79,006	41,922	51,861
Custody and accounting expense	18,730	165,777	71,635	114,405
Directors fees	3,625	35,550	14,079	24,529
Miscellaneous expense	13,455	119,140	42,519	75,592
Interest expense	—	—	—	84

Total expenses	1,924,844	18,313,959	7,321,189	12,681,697
Net waived and reimbursed fees	(879,614)	(4,235,884)	(2,493,584)	(3,525,658)

Net expenses	1,045,230	14,078,075	4,827,605	9,156,039

Net investment income	3,364,578	31,605,229	13,614,121	19,774,516

REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Sale of affiliated underlying funds	3,519,277	110,573,855	38,010,352	69,930,739
Capital gain distributions from affiliated underlying funds	4,124,139	31,633,438	14,817,085	26,140,118

Net realized gain	7,643,416	142,207,293	52,827,437	96,070,857

Net change in unrealized appreciation or depreciation	9,290,696	70,628,382	20,152,780	40,222,826

Net realized and unrealized gain	16,934,112	212,835,675	72,980,217	136,293,683

Increase in net assets resulting from operations	$20,298,690	$244,440,904	$86,594,338	$156,068,199

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Conservative Portfolio		ING Retirement Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$3,364,578	$7,538,801	$31,605,229	$35,141,048
Net realized gain	7,643,416	4,894,734	142,207,293	145,260,709
Net change in unrealized appreciation or depreciation	9,290,696	26,571,587	70,628,382	329,488,216

Increase in net assets resulting from operations	20,298,690	39,005,122	244,440,904	509,889,973

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,138,753)	—	(17,491,635)
Class I	—	(2)	—	(209,227)
Net realized gains:
Class ADV	—	(727,691)	—	—
Class I	—	(1)	—	—

Total distributions	—	(1,866,447)	—	(17,700,862)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	98,785,048	178,733,520	20,273,751	35,130,371
Reinvestment of distributions	—	1,866,444	—	17,700,862

	98,785,048	180,599,964	20,273,751	52,831,233
Cost of shares redeemed	(101,137,171)	(120,867,048)	(251,398,847)	(450,240,144)

Net increase (decrease) in net assets resulting from capital share transactions	(2,352,123)	59,732,916	(231,125,096)	(397,408,911)

Net increase in net assets	17,946,567	96,871,591	13,315,808	94,780,200

NET ASSETS:
Beginning of period	514,521,865	417,650,274	4,823,958,270	4,729,178,070

End of period	$532,468,432	$514,521,865	$4,837,274,078	$4,823,958,270

Undistributed net investment income at end of period	$12,317,863	$8,953,285	$69,661,645	$38,056,416

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Moderate Portfolio		ING Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$13,614,121	$22,429,082	$19,774,516	$31,970,225
Net realized gain	52,827,437	60,947,641	96,070,857	105,969,443
Net change in unrealized appreciation or depreciation	20,152,780	89,060,897	40,222,826	198,161,072

Increase in net assets resulting from operations	86,594,338	172,437,620	156,068,199	336,100,740

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10,742,353)	—	(15,274,080)
Class I	—	(104,003)	—	(114,962)

Total distributions	—	(10,846,356)	—	(15,389,042)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,470,163	52,454,703	29,693,695	69,565,649
Reinvestment of distributions	—	10,846,356	—	15,389,042

	24,470,163	63,301,059	29,693,695	84,954,691
Cost of shares redeemed	(123,083,431)	(208,976,056)	(186,770,600)	(301,839,236)

Net decrease in net assets resulting from capital share transactions	(98,613,268)	(145,674,997)	(157,076,905)	(216,884,545)

Net increase (decrease) in net assets	(12,018,930)	15,916,267	(1,008,706)	103,827,153

NET ASSETS:
Beginning of period	1,947,403,087	1,931,486,820	3,345,207,721	3,241,380,568

End of period	$1,935,384,157	$1,947,403,087	$3,344,199,015	$3,345,207,721

Undistributed net investment income at end of period	$39,806,920	$26,192,799	$53,434,027	$33,659,511

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Conservative Portfolio(a)
Class ADV
06-30-11	8.96	0.06		0.30	0.36	—		—		—	—		9.32	4.02	0.76	0.41	0.41	1.33	532,467	27
12-31-10	8.34	0.13		0.52	0.65	0.02		0.01		—	0.03		8.96	7.86	0.77	0.42	0.42	1.55	514,521	44
12-31-09	7.97	0.21	•	1.20	1.41	0.22		0.82		—	1.04		8.34	17.89	0.78	0.43	0.43	2.60	417,649	143
12-31-08	9.92	0.29	•	(2.24)	(1.95)	—		0.00	*	—	0.00	*	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
10-31-07(5) - 12-31-07	10.00	0.06		(0.14)	(0.08)	—		—		—	—		9.92	(0.80)	36.24	0.74	0.74	3.83	1	3
Class I
06-30-11	9.08	0.07		0.31	0.38	—		—		—	—		9.46	4.19	0.26	0.16	0.16	1.56	1	27
12-31-10	8.42	0.16		0.53	0.69	0.02		0.01		—	0.03		9.08	8.23	0.27	0.17	0.17	1.88	1	44
12-31-09	8.01	0.24		1.23	1.47	0.24		0.82		—	1.06		8.42	18.52	0.20	0.17	0.17	2.91	1	143
12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00	*	0.00	*	—	0.00	*	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68
10-31-07(5) - 12-31-07	10.00	0.08		(0.15)	(0.07)	—		—		—	—		9.93	(0.70)	35.49	0.14	0.14	5.01	1	3

ING Retirement Growth Portfolio(a)
Class ADV
06-30-11	10.45	0.08		0.46	0.54	—		—		—	—		10.99	5.17	0.76	0.58	0.58	1.30	4,790,007	14
12-31-10	9.40	0.08		1.01	1.09	0.04		—		—	0.04		10.45	11.61	0.77	0.59	0.59	0.76	4,777,758	27
12-31-09	7.95	0.11	•	1.87	1.98	0.36		0.17		—	0.53		9.40	25.90	0.74	0.56	0.56	1.23	4,683,690	120
12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10		0.66		—	0.76		7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
12-31-07	13.43	0.07		0.39	0.46	0.08		0.34		—	0.42		13.47	3.33	0.91	0.74	0.74	0.55	1	37
4-28-06(5) - 12-31-06	12.92	0.06		0.75	0.81	0.06		0.24		—	0.30		13.43	6.54	0.90	0.74	0.74	0.75	1	21
Class I
06-30-11	10.51	0.10		0.47	0.57	—		—		—	—		11.08	5.42	0.26	0.16	0.16	1.72	47,268	14
12-31-10	9.42	0.12		1.01	1.13	0.04		—		—	0.04		10.51	12.11	0.27	0.17	0.17	1.18	46,200	27
12-31-09	7.97	0.16		1.88	2.04	0.42		0.17		—	0.59		9.42	26.61	0.19	0.16	0.16	1.82	45,488	120
12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22		0.66		—	0.88		7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83
12-31-07	13.48	0.16	•	0.42	0.58	0.15		0.34		—	0.49		13.57	4.15	0.16	0.14	0.14	1.16	38,624	37
4-28-06(5) - 12-31-06	12.92	0.11	•	0.75	0.86	0.06		0.24		—	0.30		13.48	6.94	0.16	0.14	0.14	1.31	16,877	21

ING Retirement Moderate Portfolio(a)
Class ADV
06-30-11	10.77	0.08	•	0.40	0.48	—		—		—	—		11.25	4.46	0.76	0.50	0.50	1.40	1,914,903	13
12-31-10	9.89	0.13		0.81	0.94	0.06		—		—	0.06		10.77	9.53	0.76	0.50	0.50	1.17	1,927,855	29
12-31-09	8.81	0.19	•	1.56	1.75	0.55		0.12		—	0.67		9.89	20.60	0.77	0.51	0.51	1.93	1,915,457	126
12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14		0.39		—	0.53		8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
12-31-07	12.33	0.22		0.36	0.58	0.15		0.23		—	0.38		12.53	4.65	0.91	0.74	0.74	1.69	1	47
4-28-06(5) - 12-31-06	11.93	0.17	•	0.53	0.70	0.12		0.18		—	0.30		12.33	5.93	0.91	0.74	0.74	2.07	1	19

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Retirement Moderate Portfolio(a) (Continued)
Class I
06-30-11	10.87	0.10		0.42	0.52	—	—	—	—	11.39	4.78	0.26	0.16	0.16	1.75	20,481	13
12-31-10	9.97	0.15		0.81	0.96	0.06	—	—	0.06	10.87	9.73	0.26	0.16	0.16	1.55	19,549	29
12-31-09	8.84	0.22	•	1.60	1.82	0.57	0.12	—	0.69	9.97	21.35	0.19	0.17	0.17	2.43	16,030	126
12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24	0.39	—	0.63	8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70
12-31-07	12.38	0.31	•	0.34	0.65	0.20	0.23	—	0.43	12.60	5.26	0.16	0.14	0.14	2.47	4,926	47
4-28-06(5) - 12-31-06	11.93	0.23	•	0.52	0.75	0.12	0.18	—	0.30	12.38	6.36	0.16	0.14	0.14	2.77	1,460	19
ING Retirement Moderate Growth Portfolio(a)
Class ADV
06-30-11	10.67	0.07		0.43	0.50	—	—	—	—	11.17	4.69	0.76	0.55	0.55	1.17	3,321,380	13
12-31-10	9.66	0.10		0.96	1.06	0.05	—	—	0.05	10.67	11.00	0.76	0.55	0.55	0.98	3,322,658	28
12-31-09	8.27	0.14	•	1.80	1.94	0.37	0.18	—	0.55	9.66	24.24	0.75	0.54	0.54	1.53	3,221,966	128
12-31-08	12.89	0.22	•	(4.18)	(3.96)	0.13	0.53	—	0.66	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
12-31-07	12.78	0.14		0.39	0.53	0.12	0.30	—	0.42	12.89	4.10	0.91	0.74	0.74	1.11	1	37
4-28-06(5) - 12-31-06	12.30	0.12		0.67	0.79	0.11	0.20	—	0.31	12.78	6.62	0.91	0.74	0.74	1.49	1	20
Class I
06-30-11	10.64	0.09		0.43	0.52	—	—	—	—	11.16	4.89	0.26	0.16	0.16	1.60	22,819	13
12-31-10	9.61	0.14		0.94	1.08	0.05	—	—	0.05	10.64	11.35	0.26	0.16	0.16	1.40	22,550	28
12-31-09	8.30	0.18	•	1.80	1.98	0.49	0.18	—	0.67	9.61	24.88	0.18	0.16	0.16	2.03	19,415	128
12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24	0.53	—	0.77	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74
12-31-07	12.83	0.24	•	0.39	0.63	0.18	0.30	—	0.48	12.98	4.86	0.16	0.14	0.14	1.86	17,903	37
4-28-06(5) - 12-31-06	12.30	0.21	•	0.63	0.84	0.11	0.20	—	0.31	12.83	7.03	0.16	0.14	0.14	2.68	6,164	20

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)

References to each Portfolio’s financial highlights prior to October 24, 2009, reflect the financial highlights of each Portfolio’s predecessor: ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio, respectively.

•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-seven active separate investment series. The four Portfolios included in this report are: ING Retirement Conservative Portfolio (“Conservative”), ING Retirement Growth Portfolio (“Growth”), ING Retirement Moderate Portfolio (“Moderate”) and ING Retirement Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Adviser Class (“Class ADV”) and Institutional Class (“Class I”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory agreement, which would trigger the necessity for new agreement that would require approval of the board, and may trigger the need for shareholder approval. Currently,

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in underlying funds are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day.

Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

If the Portfolios invest in Underlying Funds within the ING Funds Complex, the Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.14% of each Portfolio’s average daily net assets. If the Portfolios invest outside of the ING Funds Complex and/or in direct investments, the Investment Management Agreement compensates the Investment Adviser at an annual rate of 0.24% of each Portfolio’s average daily net assets.

The Investment Adviser has engaged ING IM to act as a consultant. ING IM will perform tactical asset allocation analysis for the Investment Adviser. ING Investments pays ING IM a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.03% on the first $500 million in assets; and 0.025% on the next $500 million - $1 billion in assets; and 0.02% on the next $1 - 2 billion in assets; and 0.01% on assets over $2 billion.

The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review ING IM’s analysis and determine the asset allocation for each Portfolio.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Administrator agreed to waive the fee through May 1, 2012.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$141,774,851	$140,787,222
Growth	671,338,080	871,040,791
Moderate	251,844,875	336,912,884
Moderate Growth	449,302,858	586,742,058

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV. IID has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. The waiver will continue through at least May 1, 2012.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Investment Management Fees	Accrued Shareholder Service and Distribution Fees	Total
Conservative	$59,326	$106,788	$166,114
Growth	548,480	1,648,434	2,196,914
Moderate	220,957	532,996	753,953
Moderate Growth	380,728	1,051,618	1,432,346

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage (%)
ING National Trust	Conservative	5.07%
ING USA Annuity and Life Insurance Company	Conservative	91.22%
	Growth	95.56%
	Moderate	93.16%
	Moderate Growth	95.01%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)

The operating limits set out above apply at the Portfolio level and include expenses of the Underlying Funds in which the Portfolios invest. The amount of the fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.

As of June 30, 2011, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Retirement Conservative
Class ADV
06-30-11	10,824,809	—	(11,106,052)	(281,243)	98,785,048	—	(101,137,171)	(2,352,123)
12-31-10	20,952,114	219,324	(13,806,355)	7,365,083	178,733,520	1,866,444	(120,867,048)	59,732,916
Class I
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	—	—	—	—	—	—
Retirement Growth
Class ADV
06-30-11	1,633,227	—	(22,861,422)	(21,228,195)	17,637,918	—	(247,341,852)	(229,703,934)
12-31-10	3,168,856	1,876,785	(46,296,472)	(41,250,831)	30,878,580	17,491,635	(441,560,431)	(393,190,216)
Class I
06-30-11	243,556	—	(370,827)	(127,271)	2,635,833	—	(4,056,995)	(1,421,162)
12-31-10	439,015	22,353	(895,226)	(433,858)	4,251,791	209,227	(8,679,713)	(4,218,695)

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Retirement Moderate
Class ADV
06-30-11	2,106,647	—	(11,007,092)	(8,900,445)	23,331,028	—	(121,957,513)	(98,626,485)
12-31-10	4,531,760	1,079,633	(20,139,894)	(14,528,501)	46,128,626	10,742,353	(204,491,106)	(147,620,127)
Class I
06-30-11	101,824	—	(100,632)	1,192	1,139,135	—	(1,125,918)	13,217
12-31-10	615,987	10,369	(437,156)	189,200	6,326,077	104,003	(4,484,950)	1,945,130
Retirement Moderate Growth
Class ADV
06-30-11	2,580,182	—	(16,756,501)	(14,176,319)	28,236,850	—	(184,489,554)	(156,252,704)
12-31-10	6,593,495	1,582,806	(30,151,024)	(21,974,723)	65,115,168	15,274,080	(298,179,918)	(217,790,670)
Class I
06-30-11	132,830	—	(208,289)	(75,459)	1,456,845	—	(2,281,046)	(824,201)
12-31-10	454,729	11,963	(368,100)	98,592	4,450,481	114,962	(3,659,318)	906,125

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2011:

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Moderate Growth	1	$2,230,000	1.38%

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gains
Conservative	$1,144,310	$722,137
Growth	17,700,862	—
Moderate	10,846,356	—
Moderate Growth	15,389,042	—

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Conservative	$13,445,615	$314,446	$35,008,035	$—	—
Growth	38,056,416	—	576,100,265	(1,385,973,451)	2016
Moderate	26,192,799	—	156,780,971	(245,961,779)	2017
Moderate Growth	33,659,511	—	344,815,753	(647,871,424)	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1571	$0.0789	$0.0056	July 15, 2011	July 13, 2011
Class I	$0.1738	$0.0789	$0.0056	July 15, 2011	July 13, 2011
Growth
Class ADV	$0.0864	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.1312	$—	$—	July 15, 2011	July 13, 2011
Moderate
Class ADV	$0.1524	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.1904	$—	$—	July 15, 2011	July 13, 2011
Moderate Growth
Class ADV	$0.1126	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.1548	$—	$—	July 15, 2011	July 13, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

ING RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		AFFILIATED INVESTMENT COMPANIES: 100.0%
422,769	@	ING Australia Index Portfolio - Class I	$4,329,158	0.8
11,324,480		ING BlackRock Inflation Protected Bond Portfolio - Class I	122,191,137	22.9
1,304,670		ING Euro STOXX 50® Index Portfolio - Class I	15,173,307	2.9
956,846		ING FTSE 100 Index® Portfolio - Class I	12,056,258	2.3
158,692		ING Hang Seng Index Portfolio - Class I	2,151,863	0.4
895,004		ING Japan TOPIX Index Portfolio - Class I	9,433,339	1.8
873,564		ING Russell™ Mid Cap Index Portfolio - Class I	10,709,899	2.0
23,205,513		ING U.S. Bond Index Portfolio - Class I	249,459,268	46.8
9,269,871		ING U.S. Stock Index Portfolio - Class I	107,159,712	20.1

		Total Investments in Affiliated Investment Companies (Cost $486,900,066)*	$532,663,941	100.0
		Liabilities in Excess of Other Assets	(195,509)	—

		Net Assets	$532,468,432	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $488,345,224.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,318,717
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$44,318,717

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$532,663,941	$—	$—	$532,663,941

Total Investments, at value	$532,663,941	$—	$—	$532,663,941

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

18

ING RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		AFFILIATED INVESTMENT COMPANIES: 100.0%
10,989,693	@	ING Australia Index Portfolio - Class I	$112,534,454	2.3
33,914,801		ING Euro STOXX 50® Index Portfolio - Class I	394,429,132	8.1
24,871,763		ING FTSE 100 Index® Portfolio - Class I	313,384,216	6.5
4,124,924		ING Hang Seng Index Portfolio - Class I	55,933,969	1.2
23,264,209		ING Japan TOPIX Index Portfolio - Class I	245,204,767	5.1
55,284,660		ING Russell™ Mid Cap Index Portfolio - Class I	677,789,932	14.0
22,332,621		ING Russell™ Small Cap Index Portfolio - Class I	290,547,393	6.0
111,589,253		ING U.S. Bond Index Portfolio - Class I	1,199,584,470	24.8
134,094,002		ING U.S. Stock Index Portfolio - Class I	1,550,126,660	32.0

		Total Investments in Affiliated Investment Companies (Cost $4,179,104,570)*	$4,839,534,993	100.0
		Liabilities in Excess of Other Assets	(2,260,915)	—

		Net Assets	$4,837,274,078	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $4,190,140,048.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$649,394,945
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$649,394,945

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$4,839,534,993	$—	$—	$4,839,534,993

Total Investments, at value	$4,839,534,993	$—	$—	$4,839,534,993

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

19

ING RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		AFFILIATED INVESTMENT COMPANIES: 100.0%
3,066,554	@	ING Australia Index Portfolio - Class I	$31,401,512	1.6
23,213,919		ING BlackRock Inflation Protected Bond Portfolio - Class I	250,478,181	13.0
9,463,479		ING Euro STOXX® 50 Index Portfolio - Class I	110,060,259	5.7
6,940,425		ING FTSE 100 Index® Portfolio - Class I	87,449,359	4.5
1,151,057		ING Hang Seng Index Portfolio - Class I	15,608,329	0.8
6,491,990		ING Japan TOPIX Index Portfolio - Class I	68,425,579	3.5
12,672,648		ING Russell™ Mid Cap Index Portfolio - Class I	155,366,660	8.0
2,986,200		ING Russell™ Small Cap Index Portfolio - Class I	38,850,458	2.0
66,253,387		ING U.S. Bond Index Portfolio - Class I	712,223,913	36.8
40,343,143		ING U.S. Stock Index Portfolio - Class I	466,366,737	24.1

		Total Investments in Affiliated Investment Companies (Cost $1,754,580,913)*	$1,936,230,987	100.0
		Liabilities in Excess of Other Assets	(846,830)	—

		Net Assets	$1,935,384,157	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $1,759,253,060.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$176,977,927
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$176,977,927

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,936,230,987	$—	$—	$1,936,230,987

Total Investments, at value	$1,936,230,987	$—	$—	$1,936,230,987

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

20

ING RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		AFFILIATED INVESTMENT COMPANIES: 100.0%
6,283,531	@	ING Australia Index Portfolio - Class I	$64,343,360	1.9
19,391,270		ING Euro STOXX 50® Index Portfolio - Class I	225,520,475	6.7
14,221,012		ING FTSE 100 Index® Portfolio - Class I	179,184,755	5.4
2,358,524		ING Hang Seng Index Portfolio - Class I	31,981,583	0.9
13,301,990		ING Japan TOPIX Index Portfolio - Class I	140,202,976	4.2
32,799,069		ING Russell™ Mid Cap Index Portfolio - Class I	402,116,585	12.0
10,305,093		ING Russell™ Small Cap Index Portfolio - Class I	134,069,264	4.0
108,134,275		ING U.S. Bond Index Portfolio - Class I	1,162,443,460	34.8
87,012,906		ING U.S. Stock Index Portfolio - Class I	1,005,869,199	30.1

		Total Investments in Affiliated Investment Companies (Cost $2,955,145,853)*	$3,345,731,657	100.0
		Liabilities in Excess of Other Assets	(1,532,642)	—

		Net Assets	$3,344,199,015	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $2,961,243,463.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$384,488,194
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$384,488,194

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$3,345,731,657	$—	$—	$3,345,731,657

Total Investments, at value	$3,345,731,657	$—	$—	$3,345,731,657

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

21

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-URETADVI	(0611-082211)

Semi-Annual Report

June 30, 2011

Classes ADV, I, and S

ING Investors Trust

■  ING BlackRock Inflation Protected Bond Portfolio

■  ING Goldman Sachs Commodity Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Portfolios of Investments	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World Index SM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,051.00	1.12%	$5.70	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,052.60	0.52	2.65	1,000.00	1,022.22	0.52	2.61
Class S	1,000.00	1,051.60	0.77	3.92	1,000.00	1,020.98	0.77	3.86
ING Goldman Sachs Commodity Strategy Portfolio(1)
Class ADV	1,000.00	997.40	1.56	7.73	1,000.00	1,017.06	1.56	7.80
Class I	1,000.00	1,000.00	0.96	4.76	1,000.00	1,020.03	0.96	4.81
Class S	1,000.00	998.70	1.21	6.00	1,000.00	1,018.79	1.21	6.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	The expense ratios noted above for the ING Goldman Sachs Commodity Strategy Portfolio are consolidated and include the expenses of the ING Goldman Sachs Cayman Commodity Strategy Portfolio (Cayman), Ltd. (the “Subsidiary”).

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
ASSETS:
Investments in securities at value*	$715,159,431	$23,240,685
Short-term investments at value**	98,742,976	76,036,639
Short-term investments at amortized cost	—	38,999,776
Cash	—	15,757,760
Cash collateral for futures	1,228,572	—
Derivatives collateral at value (Note 3)	—	13,390,000
Foreign currencies at value***	312,950	—
Receivables:
Investment securities sold	4,542,282	1,175,436
Fund shares sold	144,943	3,407,562
Dividends and interest	4,466,189	36,351
Variation margin	—	31,148
Unrealized appreciation on swap agreements	318,597	—
Prepaid expenses	3,295	540
Total assets	824,919,235	172,075,897

LIABILITIES:
Payable for investment securities purchased	4,809,187	4,153,325
Payable for fund shares redeemed	9,289,369	243,535
Payable for foreign cash collateral for futures****	474,398	—
Payable for futures variation margin	—	12,047
Unrealized depreciation on forward foreign currency contracts	1,708,230	—
Unrealized depreciation on swap agreements	1,906,602	—
Payable to affiliates	423,180	128,633
Payable for trustee fees	3,691	1,285
Other accrued expenses and liabilities	114,160	118,492
Written options, at fair valueˆ	4,787,080	—
Total liabilities	23,515,897	4,657,317
NET ASSETS	$801,403,338	$167,418,580

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$750,127,518	$273,514,820
Undistributed net investment income	3,453,101	21,721,201
Accumulated net realized gain (loss)	41,892,271	(127,838,273)
Net unrealized appreciation or depreciation	5,930,448	20,832
NET ASSETS	$801,403,338	$167,418,580
__________________
* Cost of investments in securities	$708,080,710	$23,155,393
** Cost of short-term investments	$98,742,976	$76,022,358
*** Cost of foreign currencies	$313,346	$—
**** Cost of payable for foreign cash collateral for futures	$474,398	$—
ˆ Premiums received on written options	$5,356,939	$—
(1)  The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
Class ADV:
Net assets	$36,122,563	$7,930,029
Shares outstanding(2)	3,399,635	1,042,183
Net asset value and redemption price per share	$10.63	$7.61

Class I:
Net assets	$426,162,236	$158,962,260
Shares outstanding(2)	39,520,655	20,590,150
Net asset value and redemption price per share	$10.78	$7.72

Class S:
Net assets	$339,118,539	$526,291
Shares outstanding(2)	31,472,914	68,522
Net asset value and redemption price per share	$10.77	$7.68

(1)	The Statement of Assets and Liabilities for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.
(2)	Unlimited shares authorized; $0.001 par value.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio	ING Goldman Sachs Commodity Strategy Portfolio(1)
INVESTMENT INCOME:
Dividends from affiliates	$58,703	$—
Dividends from non-affiliates	—	23,988
Interest	18,371,013	134,425
Total investment income	18,429,716	158,413

EXPENSES:
Investment management fees	1,542,989	581,764
Distribution and service fees:
Class ADV	104,182	22,773
Class S	370,038	447
Class S2	—	5
Transfer agent fees	515	170
Administrative service fees	373,346	83,108
Shareholder reporting expense	27,080	5,973
Professional fees	38,156	38,193
Custody and accounting expense	42,180	17,512
Trustee fees	11,770	1,448
Miscellaneous expense	13,784	6,204
Interest expense	—	26
Total expenses	2,524,040	757,623
Net waived and reimbursed fees	(141,676)	(72,600)
Net expenses	2,382,364	685,023
Net investment income (loss)	16,047,352	(526,610)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain on:
Investments	13,615,595	(12,440,867)
Foreign currency related transactions	325,533	—
Futures	(1,166,947)	(698,843)
Swaps	1,131,291	13,787,046
Written options	264,880	—
Net realized gain	14,170,352	647,336
Net change in unrealized appreciation or depreciation on:
Investments	6,870,715	111,479
Foreign currency related transactions	(463,816)	—
Futures	2,369,830	105,309
Swaps	(1,294,350)	—
Written options	541,417	—
Net change in unrealized appreciation or depreciation	8,023,796	216,788
Net realized and unrealized gain	22,194,148	864,124
Increase in net assets resulting from operations	$38,241,500	$337,514

(1)	The Statement of Operations for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS ((UNAUDITED)

	ING BlackRock Inflation Protected Bond Portfolio		ING Goldman Sachs Commodity Strategy Portfolio(1)
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$16,047,352	$7,321,397	$(526,610)	$(493,146)
Net realized gain	14,170,352	33,270,151	647,336	34,687,205
Net change in unrealized appreciation or depreciation	8,023,796	(4,227,364)	216,788	(14,066,763)
Increase in net assets resulting from operations	38,241,500	36,364,184	337,514	20,127,296

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(445,628)	(39,766)	—	(5,580)
Class I	(6,984,294)	(4,725,028)	—	(1,960,178)
Class S	(4,842,486)	(2,618,009)	—	(75)
Class S2	—	—	—	(28)
Net realized gains:
Class ADV	—	(115,581)	—	—
Class I	—	(7,886,658)	—	—
Class S	—	(5,529,838)	—	—
Total distributions	(12,272,408)	(20,914,880)	—	(1,965,861)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	130,071,221	319,972,960	64,730,035	59,072,449
Reinvestment of distributions	12,272,408	20,914,880	—	1,965,769
	142,343,629	340,887,840	64,730,035	61,038,218
Cost of shares redeemed	(77,945,751)	(204,137,441)	(24,952,115)	(21,696,256)
Net increase in net assets resulting from capital share transactions	64,397,878	136,750,399	39,777,920	39,341,962
Net increase in net assets	90,366,970	152,199,703	40,115,434	57,503,397

NET ASSETS:
Beginning of period	711,036,368	558,836,665	127,303,146	69,799,749
End of period	$801,403,338	$711,036,368	$167,418,580	$127,303,146
Undistributed (distributions in excess of) net investment income at end of period	$3,453,101	$(321,843)	$21,721,201	$22,247,811

(1)	The Statements of Changes in Net Assets for the ING Goldman Sachs Commodity Strategy Portfolio is consolidated and includes the balances of the Subsidiary. Accordingly, all interfund balances have been eliminated.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-11	10.26	0.21	•	0.31	0.52	0.15	—	—	0.15	10.63	5.10	1.30	1.12		1.12		4.11		36,123	205
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	10.26	5.07	1.31	1.11	†	1.11	†	0.36	†	21,390	413
12-31-09	9.33	0.12		0.78	0.90	0.15	0.01	—	0.16	10.07	9.58	1.33	1.18		1.18		1.21		1	305
12-31-08	10.27	0.34		(0.52)	(0.18)	0.36	0.40	—	0.76	9.33	(2.16)	1.33	1.18		1.18		3.44		1	281
04-30-07(4)–12-31-07	10.00	0.29	•	0.32	0.61	0.34	—	—	0.34	10.27	6.27	1.37	1.22		1.22		4.29		1	217
Class I
06-30-11	10.41	0.23		0.32	0.55	0.18	—	—	0.18	10.78	5.26	0.55	0.52		0.52		4.34		426,162	205
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	10.41	5.89	0.56	0.51	†	0.51	†	1.23	†	424,890	413
12-31-09	9.37	0.17	•	0.80	0.97	0.18	0.01	—	0.19	10.15	10.33	0.58	0.58		0.58		1.74		392,010	305
12-31-08	10.30	0.45	•	(0.58)	(0.13)	0.40	0.40	—	0.80	9.37	(1.60)	0.58	0.58		0.58		4.41		139,357	281
04-30-07(4)–12-31-07	10.00	0.32	•	0.34	0.66	0.36	—	—	0.36	10.30	6.82	0.62	0.62		0.62		4.74		212,036	217
Class S
06-30-11	10.40	0.21		0.32	0.53	0.16	—	—	0.16	10.77	5.16	0.80	0.77		0.77		4.26		339,119	205
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	10.40	5.59	0.81	0.76	†	0.76	†	0.96	†	264,757	413
12-31-09	9.42	0.26	•	0.66	0.92	0.17	0.01	—	0.18	10.16	9.73	0.83	0.83		0.83		2.60		166,825	305
12-31-08	10.33	0.36		(0.52)	(0.16)	0.35	0.40	—	0.75	9.42	(1.86)	0.83	0.83		0.83		3.56		1	281
04-30-07(4)–12-31-07	10.00	0.31		0.34	0.65	0.32	—	—	0.32	10.33	6.66	0.87	0.87		0.87		4.63		1	217
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV
06-30-11(5)	7.63	(0.05	)•	0.03	(0.02)	—	—	—	—	7.61	(0.26)	1.81	1.56		1.56		(1.34)		7,930	22
12-31-10(5)	6.74	(0.07	)•	1.08	1.01	0.12	—	—	0.12	7.63	15.37	1.86	1.57		1.57		(1.07)		3,555	213
12-31-09	5.58	0.00	*	1.26	1.26	0.10	—	—	0.10	6.74	23.03	1.66	1.49		1.49		0.01		2	265
04-28-08(4)–12-31-08	10.00	0.08	•	(4.50)	(4.42)	—	—	—	—	5.58	(44.20)	1.64	1.49	†	1.49	†	1.43	†	2	243
Class I
06-30-11(5)	7.72	(0.03	)•	0.03	0.00 *	—	—	—	—	7.72	0.00 *	1.06	0.96		0.96		(0.73)		158,962	22
12-31-10(5)	6.78	(0.03	)•	1.09	1.06	0.12	—	—	0.12	7.72	16.03	1.11	0.97		0.97		(0.40)		123,603	213
12-31-09	5.60	0.06	•	1.26	1.32	0.14	—	—	0.14	6.78	24.03	0.91	0.89		0.89		1.06		69,794	265
04-28-08(4)–12-31-08	10.00	0.11	•	(4.51)	(4.40)	—	—	—	—	5.60	(44.00)	0.89	0.89	†	0.89	†	2.05	†	243,888	243
Class S
06-30-11(5)	7.69	(0.04	)•	0.03	(0.01)	—	—	—	—	7.68	(0.13)	1.31	1.21		1.21		(1.00)		526	22
12-31-10(5)	6.76	(0.05	)•	1.08	1.03	0.10	—	—	0.10	7.69	15.70	1.36	1.22		1.22		(0.72)		143	213
12-31-09	5.59	0.02		1.27	1.29	0.12	—	—	0.12	6.76	23.60	1.16	1.14		1.14		0.36		2	265
04-28-08(4)–12-31-08	10.00	0.11	•	(4.52)	(4.41)	—	—	—	—	5.59	(44.10)	1.14	1.14	†	1.14	†	1.83	†	2	243

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/ additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	The financial highlights are consolidated and include the balances of the Subsidiary. All interfund transfers have been eliminated.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
*	Amount is less than $0.005 or 0.005%.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of forty-seven active separate investment series. There are two series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), and ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy”).

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy are non-diversified Portfolios. The Portfolios are authorized to offer three classes of shares Adviser (“ADV”), Institutional (“I”), and Service (“S”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its business and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control.” A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company,

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

not an affiliate of ING and other non-affiliated life insurance companies.

NOTE 2 — INVESTMENT IN THE SUBSIDIARY

The Subsidiary, a Cayman Islands exempted company, was incorporated on April 12, 2010 and is a wholly-owned subsidiary of Goldman Sachs Commodity Strategy. The Subsidiary acts as an investment vehicle for Goldman Sachs Commodity Strategy in order to effect certain investments on behalf of Goldman Sachs Commodity Strategy. Goldman Sachs Commodity Strategy is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 26, 2010, and it is intended that Goldman Sachs Commodity Strategy will remain the sole shareholder and will continue to control the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of June 30, 2011, the Goldman Sachs Commodity Strategy held $26,154,430 in the Subsidiary, representing 15.6% of Goldman Sachs Commodity Strategy’s net assets. The Subsidiary has separate agreements with the Investment Adviser, sub-adviser, and Administrator. The Subsidiary also pays other expenses, including transfer agency and custody fees.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

For Goldman Sachs Commodity Strategy and the Subsidiary, the financial statements have been consolidated and include both accounts.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distributions, if any, for Goldman Sachs Commodity Strategy will be declared and paid annually. BlackRock Inflation Protected Bond distributes net investment income monthly and distributes net capital gains annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of each Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2011, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $318,597 which represents the gross payments to be received by the Portfolios on open swap transactions were they to be unwound as of June 30, 2011. At June 30, 2011, Goldman Sachs Commodity Strategy had posted $13,390,000 in cash collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2011, BlackRock Inflation Protected Bond had a net liability position of $8,401,912 on open swaps, forward foreign currency contracts and written interest rate swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2011, the Portfolio could have been required to pay this amount in cash to its counterparties. As of June 30, 2011, no collateral had been pledged or received by the Portfolio for open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments for BlackRock Inflation Protected Bond. Goldman Sachs had no open forward currency contracts at June 30, 2011.

For the six months ended June 30, 2011, BlackRock Inflation Protected Bond has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2011, BlackRock Inflation Protected Bond had average contract amounts on forward foreign currency contracts to sell of $87,029,780.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2011, BlackRock Inflation Protected Bond has posted U.S. Treasury Inflation Indexed Protected Securities with a par value of $3,033,100 with the broker as collateral for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy have both purchased and sold futures contracts on various bonds and notes as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sales
BlackRock Inflation Protected Bond	$59,212,015	$1,519,875
Goldman Sachs Commodity Strategy	375,787,044	15,114,268

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2011, BlackRock Inflation Protected Bond has purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased options on exchange-traded futures at June 30, 2011.

During the six months ended June 30, 2011, BlackRock Inflation Protected Bond has purchased swaptions on interest rate swaps to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2011.

During the six months ended June 30, 2011, BlackRock Inflation Protected Bond has written options on exchange-traded futures contracts to generate income. Please refer to the table following the Portfolio of Investments for open written options on exchange-traded futures at June 30, 2011.

During the six months ended June 30, 2011, BlackRock Inflation Protected Bond has written swaptions on interest rate swaps to generate income. Please refer to the table following the Portfolio of Investments for open interest rate swaptions at June 30, 2011.

Please refer to Note 10 for the volume of both purchased and written option activity during the six months ended June 30, 2011.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements for BlackRock are reported following the Portfolio of Investments. All outstanding swap agreements for Goldman Sachs Commodity Strategy are reported following the Consolidated Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, BlackRock Inflation Protected Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $25,335,000.

For the six months ended June 30, 2011, BlackRock Inflation Protected Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $63,300,000.

BlackRock Inflation Protected Bond enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Portfolio of Investments for open interest rate swaps at June 30, 2011.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2011, BlackRock Inflation Protected Bond has entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. BlackRock Inflation Protected Bond enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2011, BlackRock Inflation Protected Bond had an average notional amount of $251,679,000 on total return swaps.

For the six months ended June 30, 2011, Goldman Sachs Commodity Strategy has entered into total return swaps on various commodity-linked indices to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. To the extent the return of the commodity index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment or make a payment to the counterparty, respectively. For the six months ended June 30, 2011, Goldman Sachs Commodity Strategy had an average notional amount of $146,376,809 on total return swaps.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES (continued)

consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no sales commitments outstanding at June 30, 2011.

N.  Securities Lending. The Portfolios have the option to temporarily loan up to 33-1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

O.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 4 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$189,932,992	$181,631,589
Goldman Sachs Commodity Strategy	164,465	4,632,899

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$1,217,391,345	$1,241,152,876
Goldman Sachs Commodity Strategy	9,738,452	26,090,168

NOTE 5 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy, have entered into an investment management agreement (“Investment Management Agreement”) with DSL.

The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, each based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion
Goldman Sachs Commodity Strategy	0.70% of the first $1 billion; 0.65% of the amount in excess of $1 billion

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations, and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Subsidiary of Goldman Sachs Commodity Strategy has entered into separate contracts with the Investment Adviser and Administrator for the management and administration of the Subsidiary’s portfolio. Under these agreements, the Cayman Subsidiary will pay, as a

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — INVESTMENT MANAGEMENT AND
ADMINISTRATIVE FEES (continued)

percentage of its total assets: (a) a management fee computed at an annual rate of 0.70% on the first $1 billion in assets and 0.65% on assets over $1 billion; and (b) an administrative services fee computed at an annual rate of 0.10%. The Investment Adviser has agreed to waive the fees received from the Subsidiary in an amount equal to the management fee paid by the Subsidiary to the Investment Adviser. For the six months ended June 30, 2011, the Investment Adviser waived $96,460 of such fees. This waiver may not be terminated by the Investment Adviser and will remain in effect for as long as the investment management agreement with the Subsidiary remains in place. Fees waived are not eligible for recoupment.

The Trust and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows:

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Commodity Strategy and Subsidiary	Goldman Sachs Asset Management, L.P.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations. For the six months ended June 30, 2011, the Portfolios did not receive brokerage commission recapture.

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of the respective Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, each Portfolio makes payments to IID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Each Class ADV shares of the respective Portfolios have a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2012.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements with each of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and certain acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S
BlackRock Inflation Protected Bond(1)	1.23%	0.63%	0.88%
Goldman Sachs Commodity Strategy(2)	1.55%	0.95%	1.20%

(1)	Prior to May 1, 2011, pursuant to a side agreement, the Adviser waived a portion of the advisory fee so that the expense limits for BlackRock Inflation Protected Bond were 1.10%, 0.50% and 0.75% for Class ADV, Class I and Class S, respectively. This waiver was eliminated effective May 1, 2011. Fees waived pursuant to this side agreement shall not be eligible for recoupment.

(2)	The expense levels listed above include the administrative fee payable to the Administrator for services rendered for the Subsidiary and exclude other investment-related costs with respect to the Subsidiary.

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2012	2013	2014	Total
Goldman Sachs Commodity Strategy	$—	$—	$12,152	$12,152

The expense limitation agreements are contractual and shall renew automatically unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2011, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Portfolio/Subsidiary	Portfolio	Percentage
ING Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	15.27%
ING Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	31.22%
ING USA Annuity and Life Insurance	BlackRock Inflation Protected Bond	40.77%
ING Solution 2015 Portfolio	BlackRock Inflation Protected Bond	5.09%
	Goldman Sachs Commodity Strategy	14.52%
ING Solution 2025 Portfolio	Goldman Sachs Commodity Strategy	31.00%
ING Solution 2035 Portfolio	Goldman Sachs Commodity Strategy	26.46%
ING Solution 2045 Portfolio	Goldman Sachs Commodity Strategy	17.08%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 5 and 6):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
BlackRock Inflation Protected Bond	$271,450	$65,807	$85,923	$423,180
Goldman Sachs Commodity Strategy	108,350	16,301	3,982	128,633

NOTE 9 — LINE OF CREDIT

Each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with the Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolio. Effective May 27, 2011, each Portfolio pays a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, each Portfolio paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2011 as follows:

	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Goldman Sachs Commodity Strategy	1	$695,000	1.34%

NOTE 10 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Cost
Balance at 12/31/10	—	$—
Options Purchased	1,290	604,335
Options Terminated in Closing Sell Transactions	(324)	(172,430)
Options Expired	(226)	(97,677)
Balance at 06/30/11	740	$334,228

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	32,600,000	1,681,360
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	32,600,000	$1,681,360

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	60,600,000	$2,475,210
Options Written	307,100,000	2,573,490
Options Terminated in Closing Purchase Transactions	—	$—
Options Expired	—	—
Balance at 06/30/11	367,700,000	$5,048,700

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/10	—	$—
Options Written	1,907	590,524
Options Terminated in Closing Purchase Transactions	(894)	(282,285)
Options Expired	—	—
Balance at 06/30/11	1,013	$308,239

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
06-30-11	1,296,642	42,216	(24,591)	1,314,267	13,560,426	445,628	(252,214)	13,753,840
12-31-10	2,089,454	15,300	(19,486)	2,085,268	21,577,632	155,347	(200,019)	21,532,960
Class I
06-30-11	2,852,955	652,854	(4,790,435)	(1,284,626)	30,147,333	6,984,294	(50,637,161)	(13,505,534)
12-31-10	9,853,892	1,226,421	(8,910,409)	2,169,904	101,903,287	12,611,686	(92,607,459)	21,907,514
Class S
06-30-11	8,154,138	452,732	(2,579,558)	6,027,312	86,363,462	4,842,486	(27,056,376)	64,149,572
12-31-10	18,933,973	792,523	(10,707,355)	9,019,141	196,492,041	8,147,847	(111,329,963)	93,309,925
Goldman Sachs Commodity Strategy
Class ADV
06-30-11	613,930	—	(37,723)	576,207	4,848,588	—	(293,096)	4,555,492
12-31-10	470,517	884	(5,725)	465,676	3,229,023	5,546	(43,301)	3,191,268
Class I
06-30-11	7,540,647	—	(2,962,579)	4,578,068	59,326,625	—	(24,499,912)	34,826,713
12-31-10	8,513,964	322,610	(3,117,231)	5,719,343	55,670,778	1,960,178	(21,602,610)	36,028,346
Class S
06-30-11	69,839	—	(19,886)	49,953	554,822	—	(156,807)	398,015
12-31-10	25,477	6	(7,214)	18,269	172,648	45	(50,345)	122,348
Class S2(1)
06-30-11	—	—	(300)	(300)	—	—	(2,300)	(2,300)
12-31-10	—	—	—	—	—	—	—	—

(1)	Class S2 liquidation on June 10, 2011.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, the BICR Fund held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2011, the Portfolios did not have any outstanding securities on loan.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Each Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each of the Portfolios may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
BlackRock Inflation Protected Bond	$12,272,408	$19,755,774	$1,159,106
Goldman Sachs Commodity Strategy	—	1,965,861	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
BlackRock Inflation Protected Bond	$32,156,213	$1,106,831	$(3,396,548)	$(3,030,699)	$(1,529,069)	$—	—
Goldman Sachs Commodity Strategy*	22,247,811	—	(30,049)	(5,372)	—	(110,225,469)	2016
						(18,420,675)	2017
						$(128,646,144)

*	It is unlikely the Portfolio will realize the full benefit of the capital loss carryforwards prior to expiration.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd. (the “Subsidiary”) is a wholly-owned subsidiary of Goldman Sachs Commodity Strategy (the “Portfolio”). The Subsidiary is classified as a controlled foreign corporation under Subchapter F of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0321	$—	$—	July 5, 2011	June 30, 2011
Class I	$0.0372	$—	$—	July 5, 2011	June 30, 2011
Class S	$0.0350	$—	$—	July 5, 2011	June 30, 2011
Class ADV	$—	$ 0.4308	$ 0.0149	July 15, 2011	July 13, 2011
Class I	$—	$ 0.4308	$ 0.0149	July 15, 2011	July 13, 2011
Class S	$—	$ 0.4308	$ 0.0149	July 15, 2011	July 13, 2011
Class ADV	$0.0376	$—	$—	August 2, 2011	July 29, 2011
Class I	$0.0426	$—	$—	August 2, 2011	July 29, 2011
Class S	$0.0405	$—	$—	August 2, 2011	July 29, 2011
Goldman Sachs Commodity Strategy
Class ADV	$1.0243	$—	$—	July 15, 2011	July 13, 2011
Class I	$1.0276	$—	$—	July 15, 2011	July 13, 2011
Class S	$1.0268	$—	$—	July 15, 2011	July 13, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

24

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2011 (UNAUDITED)

ING BLACKROCK INFLATION
PROTECTED BOND PORTFOLIO

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

U.S. Treasury Obligations	53.6%
U.S. Government Agency Obligations	24.2%
Foreign Government Bonds	10.8%
Corporate Bonds/Notes	0.3%
Purchased Options	0.2%
Collateralized Mortgage Obligations	0.1%
Asset-Backed Securities	0.1%
Other Assets and Liabilities — Net*	10.7%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.3%
		Financials: 0.3%
590,000	S	Bear Stearns Cos., Inc., 4.960%, 03/10/14	$592,053	0.1
445,000	S	International Bank for Reconstruction & Development, 4.429%, 12/10/13	457,015	0.1
800,000	S	SLM Corp., 5.284%, 01/31/14	793,864	0.1

		Total Corporate Bonds/Notes (Cost $1,756,489)	1,842,932	0.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
883,113	S	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	889,336	0.1
67,125		JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, 04/15/35	67,063	0.0

		Total Collateralized Mortgage Obligations (Cost $916,061)	956,399	0.1

OTHER BONDS: 10.8%
		Foreign Government Bonds: 10.8%
EUR 27,935,500		Deutschland Inflation Linked Bond, 1.500%, 04/15/16	42,141,049	5.3
EUR 28,740,750		France Government Bond OAT, 1.600%, 07/25/15	43,341,608	5.4
EUR 1,904,938		Hellenic Republic Government Bond, 2.300%, 07/25/30	1,117,691	0.1

		Total Other Bonds (Cost $85,565,148)	86,600,348	10.8

ASSET-BACKED SECURITIES: 0.1%
		Credit Card Asset-Backed Securities: 0.1%
454,000		BA Credit Card Trust, 1.387%, 12/16/13	$454,208	0.1

		Other Asset-Backed Securities: 0.0%
154,794	S	Countrywide Asset-Backed Certificates, 0.236%, 07/25/37	151,267	0.0

		Total Asset-Backed Securities (Cost $605,417)	605,475	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.2%
		Federal Home Loan Mortgage Corporation: 8.1%##
59,861,809		5.500%, due 8/1/2038	64,914,758	8.1

		Federal National Mortgage Association: 8.0%##
62,300,000		4.500%, due 6/1/2041	64,572,345	8.0

		Government National Mortgage Association: 8.1%
61,275,399		4.500%, due 5/20/2041	64,642,358	8.1

		Total U.S. Government Agency Obligations (Cost $194,932,856)	194,129,461	24.2

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 53.0%
3,423,571		0.125%, due 4/15/2016	3,503,008	0.5
39,760,369		0.500%, due 4/15/2015	41,493,683	5.2
6,800,052		1.125%, due 1/15/2021	7,067,804	0.9
17,505,180		2.125%, due 2/15/2041	19,057,399	2.4
37,999		3.375%, due 1/15/2012	38,833	0.0
819,326		0.625%, due 4/15/2013	843,970	0.1
2,212,583	S	1.250%, due 4/15/2014	2,348,621	0.3
11,762,616	S	1.375%, due 7/15/2018	12,782,658	1.6
1,007,070		1.625%, due 1/15/2015	1,092,986	0.1
8,992,139	S	1.625%, due 1/15/2018	9,896,973	1.2
26,956,018	S	1.750%, due 1/15/2028	28,257,482	3.5
2,204,190		1.875%, due 7/15/2013	2,343,329	0.3
188,472	S	1.875%, due 7/15/2015	207,938	0.0
1,263,996		1.875%, due 7/15/2019	1,414,787	0.2
64,367,954		2.000%, due 4/15/2012	65,791,065	8.2
6,749,319		2.000%, due 1/15/2014	7,275,556	0.9
16,142,858		2.000%, due 7/15/2014	17,614,635	2.2
8,294,731		2.000%, due 1/15/2026	9,076,252	1.1
94,279		2.125%, due 1/15/2019	107,212	0.0
33,850,770		2.125%, due 2/15/2040	36,910,574	4.6
5,158,031		2.375%, due 1/15/2017	5,889,022	0.7
47,024,225	S	2.375%, due 1/15/2025	54,121,968	6.8
30,710,639	S	2.375%, due 1/15/2027	35,077,324	4.4
19,706,322		2.500%, due 1/15/2029	22,930,159	2.9
139,379	S	3.375%, due 4/15/2032	184,688	0.0
4,950,322	S	3.625%, due 4/15/2028	6,527,852	0.8
23,870,609	S	3.875%, due 4/15/2029	32,753,077	4.1
			424,608,855	53.0

See Accompanying Notes to Financial Statements

25

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds: 0.6%
4,825,000	3.125%, due 5/15/2021	$4,812,195	0.6

	Total U.S. Treasury Obligations (Cost $422,289,151)	429,421,050	53.6

# of Contracts		Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.2%
	Options on Exchange Traded Futures Contracts: 0.0%
740	90-Day Eurodollar September Futures, Strike @ 98.250, Exp. 09/16/11	13,875	0.0

	Options on Interest Rate Swaptions: 0.2%
5,800,000	Call OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Receives Floating, Strike @ 4.415%, Exp. 01/14/13, Counterparty: Citigroup, Inc.	387,916	0.1
10,500,000	Call OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Receives Floating, Strike @ 4.305%, Exp. 01/14/13, Counterparty: Citigroup, Inc.	640,232	0.1
5,800,000	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays Floating, Strike @ 4.415%, Exp. 01/14/13, Counterparty: Citigroup, Inc.	187,776	0.0
10,500,000	Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays Floating, Strike @ 4.305%, Exp. 01/14/13, Counterparty: Citigroup, Inc.	373,967	0.0
		1,589,891	0.2

PURCHASED OPTIONS: (continued)
	Options on Interest Rate Swaptions: (continued)

	Total Purchased Options (Cost $2,015,588)	$1,603,766	0.2

	Total Long-Term Investments (Cost $708,080,710)	715,159,431	89.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 12.3%
	Mutual Funds: 12.3%
98,742,976	Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $98,742,976)	$98,742,976	$12.3

	Total Short-Term Investments (Cost $98,742,976)	98,742,976	12.3

	Total Investments in Securities (Cost $806,823,686)*	$813,902,407	101.6
	Liabilities in Excess of Other Assets	(12,499,069)	(1.6)
	Net Assets	$801,403,338	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
EUR	EU Euro
*	Cost for federal income tax purposes is $808,594,819.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,930,064
Gross Unrealized Depreciation	(4,622,476)
Net Unrealized appreciation	$5,307,588

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Purchased Options	$13,875	$1,589,891	$—	$1,603,766
Corporate Bonds/Notes	—	1,842,932	—	1,842,932
Collateralized Mortgage Obligations	—	956,399	—	956,399
Other Bonds	—	86,600,348	—	86,600,348
U.S. Treasury Obligations	—	429,421,050	—	429,421,050
Asset-Backed Securities	—	605,475	—	605,475

See Accompanying Notes to Financial Statements

26

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value (continued)
U.S. Government Agency Obligations	$—	$194,129,461	$—	$194,129,461
Short-Term Investments	98,742,976	—	—	98,742,976
Total Investments, at value	$98,756,851	$715,145,556	$—	$813,902,407
Other Financial Instruments+
Swaps	—	318,597	—	318,597
Futures	2,680,938	—	—	2,680,938
Total Assets	$101,437,789	$715,464,153	$—	$816,901,942
Liabilities Table
Other Financial Instruments+
Written Options	$(196,579)	$(4,590,501)	$—	$(4,787,080)
Swaps	—	(1,906,602)	—	(1,906,602)
Futures	(1,119,526)	—	—	(1,119,526)
Forward Foreign Currency Contracts	—	(1,708,230)	—	(1,708,230)
Total Liabilities	$(1,316,105)	$(8,205,333)	$—	$(9,521,438)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	EU Euro	59,594,000	Sell	07/27/11	$84,644,874	$86,353,104	$(1,708,230)
							$(1,708,230)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	8	09/08/11	$1,455,727	$(2,641)
U.S. Treasury 10-Year Note	623	09/21/11	76,210,425	(1,116,885)
			$77,666,152	$(1,119,526)
Short Contracts
Euro-Bobl 5-Year	481	09/08/11	$81,317,585	$886,878
U.S. Treasury 2-Year Note	773	09/30/11	169,552,726	43,163
U.S. Treasury 5-Year Note	1,155	09/30/11	137,670,583	1,106,192
U.S. Treasury Long Bond	289	09/21/11	35,556,031	579,981
U.S. Treasury Ultra Long Bond	49	09/21/11	6,186,250	64,724
			$430,283,175	$2,680,938

See Accompanying Notes to Financial Statements

27

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.639% Counterparty: Citigroup, Inc.	06/21/13	USD 46,800,000	$27,808	$—	$27,808
Receive a fixed rate equal to 3.378% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	05/04/21	USD 6,700,000	84,479	—	84,479
Receive a fixed rate equal to 1.840% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/15	USD 9,700,000	(347,126)	—	(347,126)
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD 5,100,000	193,568	—	193,568
Receive a fixed rate equal to 3.260% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	05/09/21	USD 5,800,000	12,742	—	12,742
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	06/23/21	USD 8,205,000	(114,384)	—	(114,384)
			$(142,913)	$—	$(142,913)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements on Commodity Indices Outstanding on June 30, 2011:

	Termination Date	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes — Series L Index.

Pay a floating rate based on 1-month USD-LIBOR-BBA plus 13 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC	07/26/11	USD 252,238,000	$(1,445,092)	$—	$(1,445,092)
			$(1,445,092)	$—	$(1,445,092)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
90-Day Eurodollar September Futures Put Option CME	USD 97.75	09/16/11	740	$164,141	$(4,625)
U.S. Treasury 10-Year Note August Futures Call Option CBOT	USD 124.00	08/26/11	273	144,098	(191,954)
				$308,239	$(196,579)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.130	12/16/11	USD 11,800,000	$484,980	$(92,454)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.910	03/19/12	USD 14,000,000	533,750	(295,765)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	0.900	09/06/11	USD 55,800,000	84,816	(60,804)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000	09/19/11	USD 159,900,000	127,920	(133,665)

See Accompanying Notes to Financial Statements

28

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.450	09/19/11	USD 40,000,000	$385,334	$(551,706)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.990	12/19/11	USD 10,500,000	422,625	(110,286)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.010	02/02/12	USD 11,700,000	453,960	(167,794)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.130	12/16/11	USD 8,000,000	330,000	(62,681)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	4.130	12/16/11	USD 11,800,000	484,980	(749,025)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	3.910	03/19/12	USD 14,000,000	533,750	(662,764)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.990	12/19/11	USD 10,500,000	422,625	(565,883)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.010	02/02/12	USD 11,700,000	453,960	(629,860)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	4.130	12/16/11	USD 8,000,000	330,000	(507,814)
							$5,048,700	$(4,590,501)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,603,766
Interest rate contracts	Unrealized appreciation on swap agreements	318,597
Interest rate contracts	Net Assets — Unrealized appreciation**	2,680,938
Total Asset Derivatives		$4,603,301
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,708,230
Interest rate contracts	Unrealized depreciation on swap agreements	1,906,602
Interest rate contracts	Net Assets — Unrealized depreciation**	1,119,526
Interest rate contracts	Written options, at fair value	4,787,080
Total Liability Derivatives		$9,521,438

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$(134,192)	$—	$(1,166,947)	1,131,291	$264,880	$95,032
Foreign exchange contracts	—	(3,500,457)	—	—	—	(3,500,457)
Total	$(134,192)	$(3,500,457)	$(1,166,947)	$1,131,291	$264,880	$(3,405,425)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Interest rate contracts	$(411,822)	$—	$2,369,830	$(1,294,350)	$541,417	$1,205,075
Foreign exchange contracts	—	(501,004)	—	—	—	(501,004)
Total	$(411,822)	$(501,004)	$2,369,830	$(1,294,350)	$541,417	$704,071

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

29

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

U.S. Government Agency Obligations	5.7%
Corporate Bonds/Notes	3.5%
U.S. Treasury Obligations	2.3%
Collateralized Mortgage Obligations	2.0%
Municipal Bonds	0.4%
Other Assets and Liabilities — Net*	86.1%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 3.5%
		Financials: 3.5%
4,500,000	S	Huntington National Bank, 0.654%, 06/01/12	$4,520,255	2.7
1,300,000		NCUA Guaranteed Notes, 0.206%, 06/12/13	1,300,000	0.8
		Total Corporate Bonds/Notes (Cost $5,821,053)	5,820,255	3.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
466,397	S	NCUA Guaranteed Notes, 0.565%, 03/06/20	466,397	0.3
476,521	S	NCUA Guaranteed Notes, 0.565%, 04/06/20	476,874	0.3
473,050	S	NCUA Guaranteed Notes, 0.565%, 05/07/20	473,050	0.3
669,015	S	NCUA Guaranteed Notes, 0.585%, 02/06/20	669,616	0.4
377,648	S	NCUA Guaranteed Notes, 0.585%, 03/11/20	378,268	0.2
173,693	S	NCUA Guaranteed Notes, 0.535%, 12/07/20	174,175	0.1
353,328	S	NCUA Guaranteed Notes, 0.555%, 11/06/17	353,438	0.2
267,743	S	NCUA Guaranteed Notes, 0.645%, 10/07/20	268,246	0.2

		Total Collateralized Mortgage Obligations (Cost $3,255,101)	3,260,064	2.0

MUNICIPAL BONDS: 0.4%
		Wisconsin: 0.4%
600,000		State of Wisconsin, 4.800%, 05/01/13	641,418	0.4

		Total Municipal Bonds (Cost $642,364)	641,418	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.7%
		Federal Home Loan Mortgage Corporation: 5.0%##
2,500,000		0.135%, due 6/17/2013	2,499,585	1.5
5,000,000		0.136%, due 6/3/2013	4,997,415	3.0
7,600	S	5.000%, due 9/1/2017	8,214	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
7,279	S	5.000%, due 9/1/2017	$7,867	0.0
17,978	S	5.000%, due 9/1/2017	19,431	0.0
20,402	S	5.000%, due 9/1/2017	22,050	0.0
73,053	S	5.000%, due 10/1/2017	78,955	0.1
8,584	S	5.000%, due 10/1/2017	9,278	0.0
60,083	S	5.000%, due 10/1/2017	64,541	0.0
10,716	S	5.000%, due 10/1/2017	11,582	0.0
7,653	S	5.000%, due 10/1/2017	8,272	0.0
8,342	S	5.000%, due 10/1/2017	9,016	0.0
10,449	S	5.000%, due 10/1/2017	11,293	0.0
8,004	S	5.000%, due 10/1/2017	8,651	0.0
7,307	S	5.000%, due 10/1/2017	7,897	0.0
8,715	S	5.000%, due 10/1/2017	9,419	0.0
153,749	S	5.000%, due 11/1/2017	165,179	0.1
9,164	S	5.000%, due 11/1/2017	9,905	0.0
8,068	S	5.000%, due 11/1/2017	8,720	0.0
7,244	S	5.000%, due 2/1/2018	7,829	0.0
8,239	S	5.000%, due 2/1/2018	8,905	0.0
12,946	S	5.000%, due 2/1/2018	13,992	0.0
7,478	S	5.000%, due 3/1/2018	8,082	0.0
7,703	S	5.000%, due 3/1/2018	8,326	0.0
8,844	S	5.000%, due 3/1/2018	9,558	0.0
8,059	S	5.000%, due 4/1/2018	8,710	0.0
8,357	S	5.000%, due 5/1/2018	9,032	0.0
8,017	S	5.000%, due 6/1/2018	8,665	0.0
7,330	S	5.000%, due 7/1/2018	7,922	0.0
9,080	S	5.000%, due 7/1/2018	9,814	0.0
8,595	S	5.000%, due 11/1/2018	9,289	0.0
78,807	S	5.500%, due 1/1/2020	85,880	0.1
297,213	S	5.000%, due 11/01/16–07/01/18	321,012	0.2
			8,474,286	5.0

		Federal National Mortgage Association: 0.7%##
30,479	S	5.000%, due 3/1/2018	32,950	0.0
82,890	S	5.000%, due 4/1/2018	89,613	0.1
947,185	S	5.000%, due 8/25/2019	1,021,607	0.6
			1,144,170	0.7
		Total U.S. Government Agency Obligations (Cost $9,552,990)	9,618,456	5.7

U.S. TREASURY OBLIGATIONS: 2.3%
		Treasury Inflation Indexed Protected Securities: 0.5%
750,522		3.000%, due 7/15/2012	783,357	0.5

		U.S. Treasury Bonds: 1.8%
1,500,000	S	0.625%, due 6/30/2012	1,506,100	0.9
1,500,000	S	1.000%, due 3/31/2012	1,509,429	0.9
100,000	S	1.375%, due 2/15/2013	101,606	0.0
			3,117,135	1.8

		Total U.S. Treasury Obligations (Cost $3,883,885)	3,900,492	2.3

		Total Long-Term Investments (Cost $23,155,393)	23,240,685	13.9

See Accompanying Notes to Financial Statements

30

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 68.7%
		U.S. Government Agency Obligations: 45.9%
15,000,000	S,Z	Fannie Mae Discount Notes, 0.120%, 10/26/11	$14,998,530	9.0
2,800,000	S	Federal Home Loan Bank, 0.253%, 10/13/11	2,800,881	1.7
10,000,000	S,Z	Freddie Mac, 0.264%, 10/04/11	9,999,210	6.0
24,000,000		U.S. Treasury Bills, 0.051%, 08/25/11	23,999,824	14.3
10,000,000	S	U.S. Treasury Bills, 0.082%, 11/03/11	9,998,891	5.9
10,000,000	S	U.S. Treasury Bills, 0.101%, 07/07/11	9,999,971	6.0
5,000,000	S	U.S. Treasury Bills, 0.183%, 07/21/11	4,999,981	3.0
			76,797,288	45.9

Shares		Value	Percentage of Net Assets

	Mutual Funds: 22.8%
38,239,127	Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $38,239,127)	38,239,127	22.8

	Total Short-Term Investments (Cost $115,022,134)	115,036,415	68.7

	Total Investments in Securities (Cost $138,177,527)*	$138,277,100	82.6
	Assets in Excess of Other Liabilities	29,141,480	17.4
	Net Assets	$167,418,580	100.0

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,506
Gross Unrealized Depreciation	(2,933)
Net Unrealized appreciation	$99,573

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,520,255	$1,300,000	$5,820,255
Collateralized Mortgage Obligations	—	2,787,014	473,050	3,260,064
Municipal Bonds	—	641,418	—	641,418
Short-Term Investments	38,239,127	76,797,287	—	115,036,414
U.S. Government Agency Obligations	—	9,618,456	—	9,618,456
U.S. Treasury Obligations	—	3,900,493	—	3,900,493
Total Investments, at value	$38,239,127	$98,264,923	$1,773,050	$138,277,100
Other Financial Instruments+
Futures	509	—	—	509
Total Assets	$38,239,636	$98,264,923	$1,773,050	$138,277,609

See Accompanying Notes to Financial Statements

31

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Liabilities Table
Other Financial Instruments+ (continued)
Futures	$(79,250)	$—	$—	$(79,250)
Total Liabilities	$(79,250)	$—	$—	$(79,250)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$1,300,000	$—	$—	$—	$—	$—	$—	$1,300,000
Collateralized Mortgage Obligations	200,210	500,000	—	—	(26,950)	—	—	(200,210)	473,050
Total Investments, at value	$200,210	$1,800,000	$—	$—	$(26,950)	$—	$—	$(200,210)	$1,773,050

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
90-Day Eurodollar	10	09/19/11	$2,491,375	$(18,460)
90-Day Eurodollar	5	12/19/11	1,244,750	(22,169)
90-Day Eurodollar	5	03/19/12	1,243,938	(25,263)
U.S. Treasury 10-Year Note	3	09/21/11	366,984	509
U.S. Treasury 2-Year Note	27	09/30/11	5,922,282	(12,373)
U.S. Treasury 5-Year Note	85	09/30/11	10,131,601	(985)
			$21,400,930	$(78,741)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements on Commodity Indices Outstanding on June 30, 2011:

	Termination Date	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 3,075,472	$—	$—	$—

See Accompanying Notes to Financial Statements

32

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 628,968	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 16,938,729	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 12,674,268	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 40 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 11,735,310	$—	$—	$—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 37 basis pts. and, if negative, the absolute value of the price return of the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., Inc.	07/27/11	USD 33,531,852	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index, if positive. Pay 37 basis pts. and, if negative, the absolute value of the price return of the Dow Jones-UBS Commodity Index. Counterparty: UBS Warburg LLC	04/13/12	USD 6,380,028	—	—	—
			$—	$—	$—

Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At June 30, 2011, each total return swap reset with a negative price return and the Portfolio recorded a realized loss on June 30, 2011 in the amount of $(2,977,889). The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$509
Total Asset Derivatives		$509
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$79,250
Total Liability Derivatives		$79,250

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

33

ING GOLDMAN SACHS COMMODITY STRATEGY PORTFOLIO	CONSOLIDATED PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	13,787,046	$13,787,046
Interest rate contracts	(698,843)	—	(698,843)
Total	$(698,843)	$13,787,046	$13,088,203

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Commodity contracts	$—	$—	$—
Interest rate contracts	105,309	—	105,309
Total	$105,309	$—	$105,309

See Accompanying Notes to Financial Statements

34

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AISS2     (0611-081811)

Semi–Annual Report

June 30, 2011

Classes ADV, I and S

ING Investors Trust

■	ING DFA World Equity Portfolio

■	ING DFA Global Allocation Portfolio

■	ING Franklin Templeton Founding Strategy Portfolio

■	ING Oppenheimer Active Allocation Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war,

helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees: and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING DFA World Equity Portfolio
Class ADV	$1,000.00	$1,049.30	0.78%	$3.96	$1,000.00	$1,020.93	0.78%	$3.91
Class I	1,000.00	1,053.20	0.10	0.51	1,000.00	1,024.30	0.10	0.50
Class S	1,000.00	1,051.00	0.35	1.78	1,000.00	1,023.06	0.35	1.76
ING DFA Global Allocation Portfolio
Class ADV	$1,000.00	$1,036.30	1.05%	$5.30	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	1,040.10	0.46	2.33	1,000.00	1,022.51	0.46	2.31
Class S	1,000.00	1,038.20	0.71	3.59	1,000.00	1,021.27	0.71	3.56
ING Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,065.10	0.68%	$3.48	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,067.80	0.08	0.41	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,066.90	0.33	1.69	1,000.00	1,023.16	0.33	1.66
ING Oppenheimer Active Allocation Portfolio
Class S	$1,000.00	$1,044.80	0.70%	$3.55	$1,000.00	$1,021.32	0.70%	$3.51

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to the Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING DFA World Equity Portfolio	ING DFA Global Allocation Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
ASSETS:
Investments in non-affiliated underlying funds*	$218,743,017	$30,176,693	$—	$61,076,759
Investments in affiliated underlying fund**	—	—	892,816,555	—
Short-term investments***	813,381	93,425	—	799,569
Cash	—	—	—	38,228
Receivables:
Investment securities sold	—	—	951,498	—
Fund shares sold	3,658	462	—	39,547
Dividends and interest	11,488	—	—	22,635
Prepaid expenses	904	121	3,900	178
Reimbursement due from manager	30,904	464	—	1,157

Total assets	219,603,352	30,271,165	893,771,953	61,978,073

LIABILITIES:
Payable for investment securities purchased	—	—	—	48,652
Payable for fund shares redeemed	874,525	384,764	951,498	19,193
Payable to affiliates	106,669	22,833	217,935	30,211
Payable for trustee fees	1,169	159	4,774	331
Other accrued expenses and liabilities	83,300	69,957	79,383	36,515

Total liabilities	1,065,663	477,713	1,253,590	134,902

NET ASSETS	$218,537,689	$29,793,452	$892,518,363	$61,843,171

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$228,514,414	$27,476,964	$924,653,909	$51,740,867
Undistributed net investment income (accumulated net investment loss)	5,769,773	(33,156)	17,906,588	399,094
Accumulated net realized gain (loss) on investments	(39,954,710)	97,513	(139,328,217)	(854,078)
Net unrealized appreciation	24,208,212	2,252,131	89,286,083	10,557,288

NET ASSETS	$218,537,689	$29,793,452	$892,518,363	$61,843,171

* Cost of investments in non-affiliated underlying funds	$194,537,770	$27,924,562	$—	$50,519,471
** Cost of investments in affiliated underlying funds	$—	$—	$803,530,472	$—
*** Cost of short-term investments	$813,381	$93,425	$—	$799,569

Class ADV:
Net assets	$2,068,867	$29,496,011	$4,125,856	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	231,294	2,719,114	466,562	n/a
Net asset value and redemption price per share	$8.94	$10.85	$8.84	n/a
Class I:
Net assets	$1,216,321	$294,169	$2,945,058	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	133,716	27,018	327,833	n/a
Net asset value and redemption price per share	$9.10	$10.89	$8.98	n/a
Class S:
Net assets	$215,252,501	$3,272	$885,447,449	$61,843,171
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,746,775	301	99,101,527	5,526,336
Net asset value and redemption price per share	$9.06	$10.87	$8.93	$11.19

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING DFA World Equity Portfolio	ING DFA Global Allocation Portfolio	ING Franklin Templeton Founding Strategy Portfolio	ING Oppenheimer Active Allocation Portfolio
INVESTMENT INCOME:
Dividends	$1,557,385	$118,208	$—	$606,342
Interest	—	—	—	17

Total investment income	1,557,385	118,208	—	606,359

EXPENSES:
Investment management fees	284,028	36,413	—	79,031
Distribution and service fees:
Class ADV	5,311	107,106	12,936	—
Class S	281,049	4	1,102,140	79,031
Transfer agent fees	554	53	459	78
Administrative service fees	113,611	14,565	221,793	31,612
Shareholder reporting expense	18,570	20,875	34,073	7,964
Professional fees	8,417	9,062	49,516	17,139
Custody and accounting expense	7,421	1,523	30,039	2,967
Trustee fees	2,896	290	11,946	485
Offering expense	—	6,352	—	—
Miscellaneous expense	6,285	1,967	13,387	4,459
Interest expense	863	—	—	—

Total expenses	729,005	198,210	1,476,289	222,766
Net waived and reimbursed fees	(326,710)	(46,846)	(2,587)	(1,224)

Net expenses	402,295	151,364	1,473,702	221,542

Net investment income (loss)	1,155,090	(33,156)	(1,473,702)	384,817

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	3,956,187	29,926	(8,655,448)	412,401

Net change in unrealized appreciation or depreciation on:
Investments	6,611,404	1,037,490	68,012,295	1,995,155
Foreign currency related transactions	1,619	—	—	—
Net change in unrealized appreciation or depreciation on investments	6,613,023	1,037,490	68,012,295	1,995,155

Net realized and unrealized gain	10,569,210	1,067,416	59,356,847	2,407,556

Increase in net assets resulting from operations	$11,724,300	$1,034,260	$57,883,145	$2,792,373

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING DFA World Equity Portfolio		ING DFA Global Allocation Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	April 30, 2010(1) to December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$1,155,090	$4,644,566	$(33,156)	$368,641
Net realized gain	3,956,187	17,286,411	29,926	119,008
Net change in unrealized appreciation	6,613,023	18,680,893	1,037,490	1,214,641

Increase in net assets resulting from operations	11,724,300	40,611,870	1,034,260	1,702,290

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,058)	—	(432,151)
Class I	—	(9,633)	—	(9,266)
Class S	—	(3,087,731)	—	(56)
Net realized gains:
Class ADV	—	—	—	(14,248)
Class I	—	—	—	(248)
Class S	—	—	—	(2)

Total distributions	—	(3,100,422)	—	(455,971)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,016,430	56,956,447	1,232,484	27,073,305
Reinvestment of distributions	—	3,100,422	—	455,971

	17,016,430	60,056,869	1,232,484	27,529,276
Cost of shares redeemed	(36,277,366)	(27,631,110)	(1,023,695)	(225,192)

Net increase (decrease) in net assets resulting from capital share transactions	(19,260,936)	32,425,759	208,789	27,304,084

Net increase (decrease) in net assets	(7,536,636)	69,937,207	1,243,049	28,550,403

NET ASSETS:
Beginning of period	226,074,325	156,137,118	28,550,403	—

End of period	$218,537,689	$226,074,325	$29,793,452	$28,550,403

Undistributed net investment income (accumulated net investment loss) at end of period	$5,769,773	$4,614,683	$(33,156)	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Franklin Templeton Founding Strategy Portfolio		ING Oppenheimer Active Allocation Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$(1,473,702)	$19,389,375	$384,817	$698,757
Net realized gain (loss)	(8,655,448)	(43,669,324)	412,401	1,003,221
Net change in unrealized appreciation	68,012,295	110,466,746	1,995,155	3,593,542

Increase in net assets resulting from operations	57,883,145	86,186,797	2,792,373	5,295,520

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(34,066)	—	—
Class I	—	(38,931)	—	—
Class S	—	(21,546,357)	—	(691,122)
Net realized gains	—	—	—	(1,202,341)

Total distributions	—	(21,619,354)	—	(1,893,463)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,453,567	12,884,204	15,006,713	36,464,020
Reinvestment of distributions	—	21,619,354	—	1,893,463

	10,453,567	34,503,558	15,006,713	38,357,483
Cost of shares redeemed	(53,308,291)	(90,171,006)	(17,178,308)	(6,806,835)

Net increase (decrease) in net assets resulting from capital share transactions	(42,854,724)	(55,667,448)	(2,171,595)	31,550,648

Net increase in net assets	15,028,421	8,899,995	620,778	34,952,705

NET ASSETS:
Beginning of period	877,489,942	868,589,947	61,222,393	26,269,688

End of period	$892,518,363	$877,489,942	$61,843,171	$61,222,393

Undistributed net investment income at end of period	$17,906,588	$19,380,290	$399,094	$14,277

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Payment by affiliate	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING DFA World Equity Portfolio
Class ADV
06-30-11	8.52	0.04	•	0.38	0.42	—		—	—	—	—	8.94	4.93		1.14	0.78		0.78		1.00		2,069	6
12-31-10	7.01	0.27		1.40	1.67	0.16		—	—	—	0.16	8.52	24.21		1.21	0.88	†	0.88	†	3.45	†	769	132
12-31-09	5.78	0.11		1.09	1.20	0.00	*	—	—	0.03	—	7.01	21.28	††	1.27	0.99		0.99		1.88		1	128
12-31-08	10.41	0.14	•	(4.65)	(4.51)	0.12		—	—	—	0.12	5.78	(43.34)		1.40	0.99		0.99		1.69		1	88
08-20-07(5) - 12-31-07	10.00	0.05		0.38	0.43	0.01		0.01	—	—	0.02	10.41	4.36		1.28	0.99		0.99		1.22		1	180
Class I
06-30-11	8.64	0.07	•	0.39	0.46	—		—	—	—	—	9.10	5.32		0.39	0.10		0.10		1.49		1,216	6
12-31-10	7.05	0.30		1.45	1.75	0.16		—	—	—	0.16	8.64	25.22		0.46	0.13	†	0.13	†	3.78	†	813	132
12-31-09	5.78	0.15	•	1.09	1.24	0.00	*	—	—	0.03	—	7.05	21.98	††	0.52	0.39		0.39		2.39		333	128
12-31-08	10.41	0.17	•	(4.64)	(4.47)	0.16		—	—	—	0.16	5.78	(42.88)		0.65	0.39		0.39		2.30		93	88
08-20-07(5) - 12-31-07	10.00	0.07	•	0.39	0.46	0.04		0.01	—	—	0.05	10.41	4.62		0.53	0.39		0.39		1.82		1	180
Class S
06-30-11	8.62	0.05	•	0.39	0.44	—		—	—	—	—	9.06	5.10		0.64	0.35		0.35		1.01		215,253	6
12-31-10	7.04	0.18		1.54	1.72	0.14		—	—	—	0.14	8.62	24.84		0.71	0.38	†	0.38	†	2.66	†	224,492	132
12-31-09	5.78	0.14		1.09	1.23	0.00	*	—	—	0.03	—	7.04	21.80	††	0.77	0.64		0.64		2.29		155,803	128
12-31-08	10.41	0.17	•	(4.66)	(4.49)	0.14		—	—	—	0.14	5.78	(43.05)		0.90	0.64		0.64		2.09		132,036	88
08-20-07(5) - 12-31-07	10.00	0.06	•	0.39	0.45	0.03		0.01	—	—	0.04	10.41	4.58		0.78	0.64		0.64		1.55		110,405	180

ING DFA Global Allocation Portfolio
Class ADV
06-30-11	10.47	(0.01)		0.39	0.38	—		—	—	—	—	10.85	3.63		1.38	1.05		1.05		(0.24)		29,496	1
04-30-10(5) - 12-31-10	10.00	0.14	•	0.50	0.64	0.16		0.01	—	—	0.17	10.47	6.40		1.65	1.05	†	1.05	†	2.17	†	28,056	9
Class I
06-30-11	10.47	0.02	•	0.40	0.42	—		—	—	—	—	10.89	4.01		0.63	0.45		0.46		0.45		294	1
04-30-10(5) - 12-31-10	10.00	0.92	•	(0.24)	0.68	0.20		0.01	—	—	0.21	10.47	6.77		0.90	0.45	†	0.45	†	13.44	†	491	9
Class S
06-30-11	10.47	0.01		0.39	0.40	—		—	—	—	—	10.87	3.82		0.88	0.70		0.71		0.10		3	1
04-30-10(5) - 12-31-10	10.00	0.16		0.50	0.66	0.18		0.01	—	—	0.19	10.47	6.64		1.15	0.70	†	0.70	†	2.45	†	3	9

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-11	8.3	(0.03	)•	0.57	0.54	—	—		—	—		8.84	6.51	0.83	0.68	0.68	(0.68)	4,126	2
12-31-10	7.74	0.18	•	0.60	0.78	0.22	—		—	0.22		8.30	10.40	0.83	0.68	0.68	2.26	2,652	10
12-31-09	6.19	0.17	•	1.63	1.80	0.15	0.10		—	0.25		7.74	29.82	0.84	0.69	0.69	2.61	1	14
12-31-08	9.68	0.16		(3.65)	(3.49)	—	0.00	*	—	0.00	*	6.19	(36.04)	0.84	0.69	0.69	2.01	1	12
04-30-07(5) -12-31-07	10.00	0.03		(0.35)	(0.32)	—	—		—	—		9.68	(3.20)	0.84	0.69	0.69	0.51	1	4
Class I
06-30-11	8.41	0.00	*	0.57	0.57	—	—		—	—		8.98	6.78	0.08	0.08	0.08	(0.08)	2,945	2
12-31-10	7.80	0.15	•	0.68	0.83	0.22	—		—	0.22		8.41	10.97	0.08	0.08	0.08	1.96	1,838	10
12-31-09	6.26	0.20	•	1.66	1.86	0.22	0.10		—	0.32		7.80	30.63	0.09	0.09	0.09	3.02	4,335	14
12-31-08	9.73	0.49	•	(3.95)	(3.46)	0.01	0.00	*	—	0.01		6.26	(35.55)	0.09	0.09	0.09	6.49	644	12
04-30-07(5) -12-31-07	10.00	0.07		(0.34)	(0.27)	—	—		—	—		9.73	(2.70)	0.09	0.09	0.09	1.11	1	4
Class S
06-30-11	8.37	(0.01)		0.57	0.56	—	—		—	—		8.93	6.69	0.33	0.33	0.33	(0.33)	885,447	2
12-31-10	7.76	0.19		0.62	0.81	0.20	—		—	0.20		8.37	10.77	0.33	0.33	0.33	2.29	873,001	10
12-31-09	6.23	0.19		1.64	1.83	0.20	0.10		—	0.30		7.76	30.30	0.34	0.34	0.34	2.88	864,254	14
12-31-08	9.70	0.23	•	(3.69)	(3.46)	0.01	0.00	*	—	0.01		6.23	(35.69)	0.34	0.34	0.34	2.86	694,251	12
04-30-07(5) -12-31-07	10.00	0.00	*	(0.30)	(0.30)	—	—		—	—		9.70	(3.00)	0.34	0.34	0.34	0.17	526,804	4
ING Oppenheimer Active Allocation Portfolio
Class S
06-30-11	10.71	0.07		0.41	0.48	—	—		—	—		11.19	4.48	0.70	0.70	0.70	1.22	61,843	88
12-31-10	9.71	0.19	•	1.17	1.36	0.12	0.24		—	0.36		10.71	14.13	0.76	0.70	0.70	1.93	61,222	116
12-31-09	7.65	0.06		2.08	2.14	0.06	0.02		—	0.08		9.71	27.94	1.99	0.70	0.70	0.96	26,270	115
10-02-08(5) -12-31-08	10.00	0.13		(2.42)	(2.29)	0.06	—		—	0.06		7.65	(22.84)	5.48	0.70	0.70	4.74	7,291	23

(1)

Total return is calculated assuming reinvestment of dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Advisers and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Advisers and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
††	Excluding a payment by affiliate in 2009, ING DFA World Equity Portfolio total return would have been 20.80%, 21.50% and 21.31% for Class ADV, Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of forty-seven active separate investment series. The four Portfolios included in this report are: ING DFA World Equity Portfolio (“DFA World Equity”), ING DFA Global Allocation Portfolio (“DFA Global Allocation”), ING Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”) and ING Oppenheimer Active Allocation Portfolio (“Oppenheimer Active Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio, except Oppenheimer Active Allocation, offers the three following classes of shares: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). Oppenheimer Active Allocation only offers Class S. The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC (“DSL”) serves as the investment adviser to DFA World Equity, DFA Global Allocation and Franklin Templeton Founding Strategy, and ING Investments, LLC (“ING Investments” or “Investment Adviser”) serves as the investment adviser (collectively with DSL, the “Investment Advisers”) to Oppenheimer Active Allocation. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

DSL, ING Investments, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Advisers and their affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Advisers do not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

DFA World Equity and DFA Global Allocation seek to achieve their investment objectives by investing in underlying funds sub-advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in other ING mutual funds (“Underlying Funds”) sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Oppenheimer Active Allocation seeks to achieve its investment objective by investing in Underlying Funds sub-advised by OppenheimerFunds, Inc. that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Portfolios or the Underlying

Funds and traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”).

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

DFA World Equity, DFA Global Allocation and Franklin Templeton Founding Strategy have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA World Equity and DFA Global Allocation pay DSL a fee of 0.25% of their respective average daily net assets. Additionally, prior to May 1, 2011, DSL waived 0.22% of the advisory fee for DFA World Equity. Any fees waived or reimbursed are not eligible for recoupment. Franklin Templeton Founding Strategy does not pay DSL an advisory fee.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Oppenheimer Active Allocation entered into an Investment Management Agreement with ING Investments. The Investment Management Agreement compensates IIL with a fee, computed daily and payable monthly, based on the average daily net assets of Oppenheimer Active Allocation. Oppenheimer Active Allocation pays ING Investments a fee of 0.25% of its average daily net assets.

IFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.10%, 0.10%, 0.05% and 0.10% of the average daily net assets of DFA World Equity, DFA Global Allocation, Franklin Templeton Founding Strategy and Oppenheimer Active Allocation, respectively.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
DFA Global World Equity	$14,223,007	$33,890,471
DFA Global Allocation	1,030,149	430,000
Franklin Templeton Founding Strategy	19,892,535	64,245,269
Oppenheimer Active Allocation	55,449,207	56,915,508

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates IID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolios make payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s (except Oppenheimer Active Allocation) average daily net assets attributable to Class ADV shares. For DFA Global Allocation and Franklin Templeton Founding Strategy, and effective May 1, 2011 for DFA World Equity, IID has contractually agreed to waive a portion of this fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class

ADV shares, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2012.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
DFA World Equity	$44,328	$17,731	$44,610	$106,669
DFA Global Allocation	6,096	2,438	14,299	22,833
Franklin Templeton Founding Strategy	—	36,204	181,731	217,935
Oppenheimer Active Allocation	12,588	5,035	12,588	30,211

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of a Portfolio:

Subsidiary	Portfolio	Percentage (%)
ING USA Annuity and Life Insurance	DFA World Equity	97.52%
	Franklin Templeton Founding Strategy	97.46%
	Oppenheimer Active Allocation	97.56%
ING USA Life & Annuity Co.	DFA Global Allocation	89.88%
ING National Trust	DFA Global Allocation	7.88%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL and ING Investments until distribution in accordance with the Plan.

Note 7 — LINE OF CREDIT

DFA World Equity and DFA Global Allocation, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Note 7 — LINE OF CREDIT (continued)

purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds to which the line of credit is available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

DFA World Equity utilized the line of credit during the six months ended June 30, 2011 as follows:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
DFA World Equity	10	$2,249,000	1.40%

NOTE 8 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2011, the Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
DFA World Equity	Postage	$54,889
DFA Global Allocation	Postage	46,908
Oppenheimer Active Allocation	Audit	10,553
	Registration	7,132
	Postage	16,427

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

DSL and ING Investments have agreed to limit expenses, excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses to the levels listed below:

	Class ADV(1)	Class I(1)	Class S(1)
DFA World Equity	1.05%	0.45%	0.70%
DFA Global Allocation	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy	0.74%	0.14%	0.39%
Oppenheimer Active Allocation	N/A	N/A	0.70%

(1)

The operating expense limits apply only at each Portfolio level and do not include fees payable by the underlying investment companies in which each Portfolio invests. For DFA World Equity, pursuant to a side letter, the total expense limits including the underlying investment companies are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. This side letter is effective through and including May 1, 2012 and is not eligible for recoupment. For Franklin Templeton Founding Strategy, the total expense limits including the underlying investment companies are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.

The Investment Advisers may at a later date recoup from each Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Advisers on the accompanying Statements of Assets and Liabilities.

The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written termination of the expense limitation agreements within 90 days of the end of the then current term.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
DFA World Equity	$—	$65,174	$—	$65,174
DFA Global Allocation	—	13,341	87,110	100,451
Oppenheimer Active Allocation	201,386	74,710	13,299	289,395

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

16

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or period ended	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	($)	($)	($)	($)
DFA World Equity
Class ADV
06-30-11	151,082	—	(10,054)	141,028	1,339,224	—	(88,899)	1,250,325
12-31-10	98,679	425	(8,938)	90,166	747,127	3,058	(68,766)	681,419
Class I
06-30-11	54,567	—	(15,010)	39,557	491,399	—	(133,426)	357,973
12-31-10	389,527	1,327	(343,988)	46,866	2,931,862	9,632	(2,910,569)	30,925
Class S
06-30-11	1,711,328	—	(4,016,698)	(2,305,370)	15,185,807	—	(36,055,041)	(20,869,234)
12-31-10	6,762,011	425,307	(3,267,844)	3,919,474	53,277,458	3,087,732	(24,651,775)	31,713,415
DFA Global Allocation
Class ADV
06-30-11	88,036	—	(49,454)	38,582	943,740	—	(519,314)	424,426
04-30-10(1) - 12-31-10	2,638,960	42,718	(1,146)	2,680,532	26,378,603	446,399	(11,724)	26,813,278
Class I
06-30-11	26,707	—	(46,612)	(19,905)	288,744	—	(504,323)	(215,579)
04-30-10(1) - 12-31-10	66,418	910	(20,405)	46,923	691,692	9,514	(213,468)	487,738
Class S
06-30-11	—	—	(6)	(6)	—	—	(58)	(58)
04-30-10(1) - 12-31-10	301	6	—	307	3,010	58	—	3,068
Franklin Templeton Founding Strategy
Class ADV
06-30-11	163,351	—	(16,204)	147,147	1,421,900	—	(141,157)	1,280,743
12-31-10	322,670	4,560	(7,915)	319,315	2,520,609	34,066	(60,450)	2,494,225
Class I
06-30-11	163,054	—	(53,777)	109,277	1,441,078	—	(478,376)	962,702
12-31-10	143,797	5,156	(486,009)	(337,056)	1,127,718	38,931	(3,675,993)	(2,509,344)
Class S
06-30-11	858,832	—	(6,023,689)	(5,164,857)	7,590,589	—	(52,688,758)	(45,098,169)
12-31-10	1,167,992	2,865,207	(11,124,349)	(7,091,150)	9,235,877	21,546,357	(86,434,563)	(55,652,329)
Oppenheimer Active Allocation
Class S
06-30-11	1,377,219	—	(1,568,538)	(191,319)	15,006,713	—	(17,178,308)	(2,171,595)
12-31-10	3,529,769	179,289	(697,172)	3,011,886	36,464,020	1,893,463	(6,806,835)	31,550,648

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

17

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six month ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year December 31, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gains	Dividends Paid Deduction on Redemptions(1)
DFA World Equity	$3,100,422	$—	$—
DFA Global Allocation	441,473	14,498	—
Franklin Templeton Founding Strategy	21,619,354	—	—
Oppenheimer Active Allocation	1,180,132	713,331	28,027

(1) Treated as a long-term capital gain distribution for tax purposes.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
DFA World Equity	$4,614,683	$—	$17,136,156	$—	$(43,451,864)	2016
DFA Global Allocation	—	67,815	1,214,413	—	—	—
Franklin Templeton Founding Strategy	19,380,290	—	(65,073,706)	(3,577,803)	(18,260,768)	2017
					(22,486,704)	2018

					$(40,747,472)

Oppenheimer Active Allocation	25,206	13,918	7,270,807	—	—	—

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.

The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
DFA World Equity
Class ADV	$0.2034	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.2109	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.1926	$—	$—	July 15, 2011	July 13, 2011
DFA Global Allocation
Class ADV	$—	$—	$0.0247	July 15, 2011	July 13, 2011
Class I	$—	$—	$0.0247	July 15, 2011	July 13, 2011
Class S	$—	$—	$0.0247	July 15, 2011	July 13, 2011
Franklin Templeton Founding Strategy
Class ADV	$0.2023	$—	$—	July 15, 2011	July 13, 2011
Class I	$0.2160	$—	$—	July 15, 2011	July 13, 2011
Class S	$0.1946	$—	$—	July 15, 2011	July 13, 2011
Oppenheimer Active Allocation
Class S	$0.0028	$0.0020	$0.0026	July 15, 2011	July 13, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

ING DFA WORLD EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Mutual Funds: 100.1%
878,800	DFA Emerging Markets Core Equity Portfolio	$19,421,473	8.9
1,163,784	DFA International Real Estate Securities Portfolio	6,424,086	2.9
1,184,564	DFA International Vector Equity Portfolio	13,101,274	6.0
2,351,705	DFA Large Cap International Portfolio	48,374,566	22.1
922,178	VA International Small Portfolio	10,854,033	5.0
1,886,544	VA International Value Portfolio	24,242,087	11.1
745,895	VA U.S. Large Value Portfolio	12,202,837	5.6
1,000,248	VA U.S. Targeted Value Portfolio	12,253,033	5.6
2,546,361	DFA U.S. Core Equity 1 Portfolio	29,690,570	13.6
2,867,759	DFA US Large Company Portfolio	29,853,368	13.7
538,946	DFA U.S. Small Cap Portfolio	12,325,690	5.6
	Total Mutual Funds (Cost $194,537,770)	218,743,017	100.1

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
813,381	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $813,381)	813,381	0.4
	Total Short-Term Investments (Cost $813,381)	813,381	0.4

	Total Investments in Securities (Cost $195,351,151)*	$219,556,398	100.5
	Liabilities in Excess of Other Assets	(1,018,709)	(0.5)

	Net Assets	$218,537,689	100.0

*	Cost for federal income tax purposes is $195,810,190

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,746,208
Gross Unrealized Depreciation	—

Net Unrealized appreciation	$23,746,208

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Mutual Funds	$218,743,017	$—	$—	$218,743,017
Short-Term Investments	813,381	—	—	813,381

Total Investments, at value	$219,556,398	$—	$—	$219,556,398

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

19

ING DFA GLOBAL ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 101.3%
	Mutual Funds: 101.3%
79,795	DFA Emerging Markets Core Equity Portfolio	$1,763,474	5.9
102,814	DFA International Real Estate Securities Portfolio	567,534	1.9
79,905	DFA International Vector Equity Portfolio	883,750	3.0
193,644	DFA Large Cap International Portfolio	3,983,264	13.4
415,229	VA Global Bond Portfolio	4,575,827	15.4
75,856	VA International Small Portfolio	892,828	3.0
151,501	VA International Value Portfolio	1,946,789	6.5
295,452	VA Short-Term Fixed Portfolio	3,025,429	10.2
81,766	VA U.S. Large Value Portfolio	1,337,698	4.5
105,906	VA U.S. Targeted Value Portfolio	1,297,355	4.3
425,764	DFA Selectively Hedged Global Fixed Income Portfolio	4,568,450	15.3
214,233	DFA U.S. Core Equity 1 Portfolio	2,497,951	8.4
156,776	DFA US Large Company Portfolio	1,632,036	5.5
52,659	DFA U.S. Small Cap Portfolio	1,204,308	4.0
	Total Mutual Funds (Cost $27,924,562)	30,176,693	101.3

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
93,425	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $93,425)	93,425	0 .3
	Total Short-Term Investments (Cost $93,425)	93,425	0 .3

	Total Investments in Securities (Cost $28,017,987)*	$30,270,118	101.6
	Liabilities in Excess of Other Assets	(476,666)	(1 .6)

	Net Assets	$29,793,452	100.0

*	Cost for federal income tax purposes is $28,020,551.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,307,698
Gross Unrealized Depreciation	(58,131)

Net Unrealized appreciation	$2,249,567

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Mutual Funds	$30,176,693	$—	$—	$30,176,693
Short-Term Investments	93,425	—	—	93,425

Total Investments, at value	$30,270,118	$—	$—	$30,270,118

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

20

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.0%
27,714,750		ING Franklin Income Portfolio - Class I	$295,716,380	33.1
34,848,199	@	ING Franklin Mutual Shares Portfolio - Class I	297,952,102	33.4
24,460,186		ING Templeton Global Growth Portfolio - Class I	299,148,073	33.5

		Total Investments in Affiliated Investment Companies (Cost $803,530,472)*	$892,816,555	100.0
		Liabilities in Excess of Other Assets	(298,192)	—

		Net Assets	$892,518,363	100.0

@	Non-income producing security

*	Cost for federal income tax purposes is $891,812,572.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,003,983
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$1,003,983

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$892,816,555	$—	$—	$892,816,555

Total Investments, at value	$892,816,555	$—	$—	$892,816,555

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

21

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.5%
		Financials: 1.5%
8,203		iShares Barclays TIPS Bond Fund	$907,580	1.5
		Total Exchange-Traded Funds (Cost $873,378)	907,580	1.5

MUTUAL FUNDS: 97.3%
		Mutual Funds: 97.3%
222,379	@	Oppenheimer Capital Appreciation Fund	9,431,113	15.3
431,313		Oppenheimer Commodity Strategy Total Return Fund	1,613,112	2.6
668,478	@	Oppenheimer Core Bond Fund	5,053,694	8.2
69,950		Oppenheimer Developing Markets Fund	2,490,923	4.0
10,939	@	Oppenheimer Discovery Fund	759,375	1.2
10,338		Oppenheimer Gold & Special Minerals Fund	464,158	0.8
415,867	@	Oppenheimer High Income Fund	848,369	1.4
468,182		Oppenheimer International Bond Fund	3,155,549	5.1
290,561		Oppenheimer International Growth Fund	8,713,918	14.1
26,239		Oppenheimer International Small Company Fund	607,703	1.0
375,187		Oppenheimer Limited-Term Government Fund	3,515,502	5.7
181,263	@	Oppenheimer Main Street Small Cap Fund	3,425,876	5.5
57,580	@	Oppenheimer Master Loan Fund	628,015	1.0
255,663		Oppenheimer Quest International Value Fund	4,353,937	7.0
35,793		Oppenheimer Real Estate Fund	749,152	1.2
38,094		Oppenheimer U.S. Government Trust	359,608	0.6
593,437		Oppenheimer Value Fund	13,999,175	22.6
		Total Mutual Funds (Cost $49,646,093)	60,169,179	97.3

		Total Long-Term Investments (Cost $50,519,471)	61,076,759	98.8

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
799,569		Oppenheimer Institutional Money Market Fund (Cost $799,569)	$799,569	1.3
		Total Short-Term Investments (Cost $799,569)	799,569	1.3

		Total Investments in Securities (Cost $51,319,040)*	$61,876,328	100.1
		Liabilities in Excess of Other Assets	(33,157)	(0.1)

		Net Assets	$61,843,171	100.0

@	Non-income producing security

*	Cost for federal income tax purposes is $52,716,508.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,586,994
Gross Unrealized Depreciation	(1,427,174)

Net Unrealized appreciation	$9,159,820

See Accompanying Notes to Financial Statements

22

ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$907,580	$—	$—	$907,580
Mutual Funds	60,169,179	—	—	60,169,179
Short-Term Investments	799,569	—	—	799,569

Total Investments, at value	$61,876,328	$—	$—	$61,876,328

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

23

Investment Advisers

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-UIITF0F1AIS	(0611-062611)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item  6.  Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

PORTFOLIO OF INVESTMENTS
ING ARTIO FOREIGN PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.0%
		Australia: 2.4%
626,165		Asciano Group	$1,107,047	0.1

1,673,752		Macquarie Airports Management Ltd.	6,010,456	0.9

229,375		Newcrest Mining Ltd.	9,294,190	1.4

			16,411,693	2.4

		Austria: 1.3%
167,705		Erste Bank der Oesterreichischen Sparkassen AG	8,783,289	1.3

		Brazil: 1.4%
143,577		Diagnosticos da America SA	1,945,762	0.3

75,356		Embraer SA ADR ADR	2,319,458	0.3

562,644		Hypermarcas SA	5,299,629	0.8

			9,564,849	1.4

		Canada: 6.5%
182,712		Barrick Gold Corp.	8,295,877	1.2

78,926		Cenovus Energy, Inc.	2,978,803	0.4

70,907		GoldCorp, Inc.	3,429,739	0.5

287,142	@	Ivanhoe Mines Ltd.	7,255,587	1.1

49,917		Pan American Silver Corp.	1,545,980	0.2

166,682		Potash Corp. of Saskatchewan, Inc.	9,519,254	1.4

25,302		Silver Wheaton Corp.	835,049	0.1

274,253		Suncor Energy, Inc.	10,748,886	1.6

			44,609,175	6.5

		China: 6.3%
223,000		Anhui Conch Cement Co., Ltd.	1,049,423	0.2

62,775		Baidu.com ADR	8,796,661	1.3

3,522,000		Belle International Holdings	7,440,889	1.1

1,989,780		Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	3,809,853	0.6

776,000		China National Building Material Co., Ltd.	1,532,007	0.2

143,243	@	Ctrip.com International Ltd. ADR ADR	6,170,908	0.9

1,582,000		Dongfeng Motor Group Co., Ltd.	3,003,302	0.4

1,050,000		Golden Eagle Retail Group Ltd.	2,673,323	0.4

1,537,000		Intime Department Store Group Co. Ltd.	2,617,935	0.4

318,600		Lianhua Supermarket Holdings Co. Ltd	730,510	0.1

764,000		Tingyi Cayman Islands Holding Corp.	2,365,280	0.3

1,129,250		Wumart Stores, Inc.	2,797,839	0.4

			42,987,930	6.3

		Czech Republic: 1.3%
35,209		Komercni Banka A/S	8,579,407	1.3

		Denmark: 2.1%
40,668		Carlsberg A/S	$4,428,049	0.6

79,329		Novo-Nordisk A/S	9,938,284	1.5

			14,366,333	2.1

		Finland: 0.9%
59,995		Fortum OYJ	1,739,581	0.3

203,195		Stora Enso OYJ (Euro Denominated Security)	2,133,843	0.3

110,567		UPM-Kymmene OYJ	2,022,964	0.3

			5,896,388	0.9

		France: 6.4%
4,309		Aeroports de Paris	405,193	0.0

107,467		BNP Paribas	8,286,717	1.2

42,982		CFAO SA	1,866,297	0.3

56,134		Groupe Danone	4,190,603	0.6

106,703		Cie Generale D’Optique Essilor International S.A.	8,657,800	1.3

39,390		Eutelsat Communications	1,773,368	0.2

8,369		Iliad SA	1,123,114	0.2

40,308		LVMH Moet Hennessy Louis Vuitton S.A.	7,243,276	1.1

10,761		PPR	1,916,601	0.3

33,866		Schneider Electric S.A.	5,654,701	0.8

26,357		Technip S.A.	2,825,264	0.4

			43,942,934	6.4

		Germany: 6.4%
24,543		Allianz AG	3,422,463	0.5

13,166		Brenntag AG	1,531,330	0.2

77,329		DaimlerChrysler AG	5,831,531	0.8

190,023		Fraport AG Frankfurt Airport Services Worldwide	15,268,198	2.2

91,511		Fresenius AG	9,552,032	1.4

60,134		HeidelbergCement AG	3,845,937	0.6

10,214		Henkel KGaA	585,441	0.1

25,291		Henkel KGaA - Vorzug	1,758,699	0.3

13,764		Siemens AG	1,891,472	0.3

			43,687,103	6.4

		Greece: 0.6%
153,374		Coca-Cola Hellenic Bottling Co. S.A.	4,119,794	0.6

		Hong Kong: 4.9%
583,815		China Merchants Holdings International Co., Ltd.	2,265,399	0.4

1,436,000		China Resources Enterprise	5,883,938	0.9

5,580,000		Geely Automobile Holdings Ltd.	2,191,291	0.3

3,198,000		Hang Lung Properties Ltd.	13,149,047	1.9

105,100		Hong Kong Exchanges and Clearing Ltd.	2,213,077	0.3

2,070,000		Li & Fung Ltd.	4,137,287	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING ARTIO FOREIGN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
730,000		United Laboratories International Holdings Ltd./The	$1,081,562	0.2

646,000		Zhuzhou CSR Times Electric Co., Ltd.	2,185,431	0.3

			33,107,032	4.9

		India: 4.9%
383,744		Adani Enterprises Ltd.	6,146,295	0.9

71,106		Axis Bank Ltd.	2,058,235	0.3

43,121		HDFC Bank Ltd.	2,435,637	0.4

91,949		Housing Development Finance Corp.	1,457,636	0.2

880,218		ITC Ltd.	4,004,852	0.6

160,173		Jsw Steel Ltd.	3,172,737	0.5

141,443		Larsen & Toubro Ltd.	5,785,406	0.8

114,478		Mahindra & Mahindra Ltd.	1,802,137	0.3

641,113		Mundra Port and Special Economic Zone Ltd.	2,326,326	0.3

101,474		Reliance Capital Ltd.	1,317,256	0.2

53,228		State Bank of India Ltd.	2,870,005	0.4

			33,376,522	4.9

		Ireland: 1.5%
177,825		CRH PLC	3,964,085	0.6

770,100		Dragon Oil Plc	6,463,669	0.9

			10,427,754	1.5

		Israel: 0.4%
52,261		Teva Pharmaceutical Industries Ltd. ADR	2,520,025	0.4

		Italy: 1.9%
162,359	@	Buzzi Unicem SpA	2,267,222	0.3

374,167		Fiat Industrial SpA	4,832,624	0.7

111,047		Saipem S.p.A.	5,734,537	0.9

			12,834,383	1.9

		Japan: 8.4%
28,316		Aisin Seiki Co., Ltd.	1,095,703	0.1

154,500		Asahi Glass Co., Ltd.	1,808,002	0.3

59,041		Canon, Inc.	2,808,364	0.4

9,100		Daikin Industries Ltd.	322,562	0.0

29,222		Denso Corp.	1,086,838	0.1

28,900		Fanuc Ltd.	4,832,746	0.7

103,120		Honda Motor Co., Ltd.	3,972,897	0.6

551,000		Isuzu Motors Ltd.	2,608,400	0.4

163,800		Itochu Corp.	1,703,660	0.2

342		KDDI Corp.	2,460,669	0.4

191,628		Komatsu Ltd.	5,983,228	0.9

90,364		Mitsubishi Corp.	2,257,099	0.3

246,286		Mitsubishi Electric Corp.	2,860,885	0.4

47,500		Mitsui & Co., Ltd.	821,281	0.1

239,300		Nissan Motor Co., Ltd.	2,514,855	0.4

13,900		Nitto Denko Corp.	706,275	0.1

14,100		SMC Corp.	2,541,808	0.4

66,300		Softbank Corp.	2,510,933	0.4

117,940		Suzuki Motor Corp.	2,658,550	0.4

159,733		Toyota Motor Corp.	6,577,675	1.0

123,200		Uni-Charm Corp.	$5,382,582	0.8

			57,515,012	8.4

		Lebanon: 0.2%
86,858	#	Solidere GDR	1,520,884	0.2

		Luxembourg: 0.6%
973,707		L’Occitane International SA	2,608,312	0.4

64,907		SES S.A.	1,823,362	0.2

			4,431,674	0.6

		Macau: 0.9%
1,375,200	@	Sands China Ltd.	3,727,546	0.6

649,100		Wynn Macau Ltd.	2,125,649	0.3

			5,853,195	0.9

		Mexico: 0.5%
721,596	@	Genomma Lab Internacional SAB de CV	1,836,577	0.3

377,830		Grupo Financiero Banorte SA de CV	1,715,458	0.2

			3,552,035	0.5

		Netherlands: 1.6%
19,050		ASML Holding NV	702,659	0.1

45,113		Heineken NV	2,715,228	0.4

211,911		Royal Dutch Shell PLC - Class A	7,540,575	1.1

			10,958,462	1.6

		Nigeria: 0.6%
6,854,228		Nigerian Breweries PLC	3,932,754	0.6

		Norway: 0.2%
1,859,886		Marine Harvest	1,491,954	0.2

		Portugal: 0.3%
114,173		Jeronimo Martins	2,192,782	0.3

		Romania: 1.3%
1,418,538		BRD-Groupe Societe Generale	6,822,980	1.0

14,656,000		OMV Petrom SA	1,921,864	0.3

			8,744,844	1.3

		Russia: 6.3%
4,923		Magnit OAO	662,829	0.1

11,718		NovaTek OAO GDR	1,620,514	0.3

163,588	@	O’Key Group S.A. GDR	1,799,468	0.3

66,654		Pharmstandard	5,038,120	0.7

826,500		Rosneft Oil Co. GDR	6,967,673	1.0

4,234,882		Sberbank of Russian Federation	15,173,891	2.2

1,880,097	@	VTB Bank OJSC GDR	11,609,779	1.7

			42,872,274	6.3

		South Africa: 0.4%
193,888		Shoprite Holdings Ltd.	2,919,060	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING ARTIO FOREIGN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Korea: 2.1%
210,349		Celltrion, Inc.	$8,727,202	1.3

23,973		Hyundai Motor Co.	5,344,389	0.8

			14,071,591	2.1

		Sweden: 1.5%
72,399		Atlas Copco AB - Class A	1,906,725	0.2

82,063		Elekta AB	3,887,003	0.6

265,374		Volvo AB - B Shares	4,645,714	0.7

			10,439,442	1.5

		Switzerland: 4.0%
48,063	@	Dufry Group	6,053,966	0.9

4,557		Flughafen Zuerich AG	2,080,936	0.3

132,609		Nobel Biocare Holding AG	2,704,194	0.4

7,773		Swatch Group AG - BR	3,923,094	0.6

53,474		Swiss Re Ltd.	3,002,685	0.4

19,677		Syngenta AG	6,649,852	1.0

159,318		UBS AG - Reg	2,907,485	0.4

			27,322,212	4.0

		Taiwan: 2.0%
407,450		High Tech Computer Corp.	13,776,386	2.0

		Ukraine: 0.1%
13,488,271	@	Raiffeisen Bank Aval	521,931	0.1

		United Kingdom: 13.6%
105,526		Amec PLC	1,843,922	0.3

260,354		ARM Holdings PLC	2,448,276	0.3

806,068		Barclays PLC	3,306,787	0.5

474,464		BG Group PLC	10,773,180	1.6

340,643		BHP Billiton PLC	13,385,198	2.0

117,384		Burberry Group PLC	2,729,736	0.4

426,719	@	Cairn Energy PLC	2,845,767	0.4

352,952		Compass Group PLC	3,403,228	0.5

118,073		Diageo PLC	2,415,657	0.3

264,729		Hikma Pharmaceuticals PLC	3,231,725	0.5

540,020		HSBC Holdings PLC	5,354,173	0.8

2,251,458	@	Lloyds TSB Group PLC	1,769,277	0.3

120,000	@	Pharmstandard - Reg S GDR	2,749,449	0.4

344,199	@	Premier Oil PLC	2,469,969	0.4

44,662		Reckitt Benckiser PLC	2,466,784	0.4

107,032		Rio Tinto PLC	7,728,354	1.1

21,377,952	@	Rolls-Royce Group PLC	34,311	0.0

199,903		Rolls-Royce Holdings PLC	2,070,182	0.3

104,924		Shire PLC	3,280,637	0.5

174,816		Smith & Nephew PLC	1,873,452	0.3

1,844,337		Vodafone Group PLC	4,890,540	0.7

180,684		WPP PLC	2,263,592	0.3

418,162		Xstrata PLC	9,210,213	1.3

			92,544,409	13.6

		United States: 0.2%
231,829	@	Ryanair Holdings PLC	$1,188,427	0.2

		Total Common Stock
		(Cost $583,194,202)	641,063,939	94.0

EXCHANGE-TRADED FUNDS: 0.3%
		United States: 0.3%
41,731		Market Vectors Gold Miners ETF	2,278,095	0.3

		Total Exchange-Traded Funds
		(Cost $2,190,866)	2,278,095	0.3

PREFERRED STOCK: 1.0%
		Germany: 1.0%
33,807		Volkswagen AG	6,991,184	1.0

		Total Preferred Stock
		(Cost $4,889,671)	6,991,184	1.0

		Total Long-Term Investments
		(Cost $590,274,739)	650,333,218	95.3

SHORT-TERM INVESTMENTS: 4.0%
		Securities Lending Collateralcc: 3.0%

18,441,470		BNY Mellon Overnight Government Fund(1)	18,441,470	2.7

2,461,775	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,969,420	0.3

		Total Securities Lending Collateral
		(Cost $20,903,245)	20,410,890	3.0

		Mutual Funds: 1.0%
6,487,931		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $6,487,931)	6,487,931	1.0

		Total Short-Term Investments
		(Cost $27,391,176)	26,898,821	4.0

		Total Investments in Securities
		(Cost $617,665,915)*	$677,232,039	99.3
		Assets in Excess of Other Liabilities	4,482,900	0.7

		Net Assets	$681,714,939	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING ARTIO FOREIGN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $622,170,140.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$83,055,630
Gross Unrealized Depreciation	(27,993,731)

Net Unrealized appreciation	$55,061,899

Percentage
Industry	of Net Assets

Consumer Discretionary	16.1%
Consumer Staples	9.1
Energy	9.6
Financials	16.1
Health Care	10.1
Industrials	13.2
Information Technology	4.1
Materials	15.0
Telecommunication Services	1.5
Telecommunications	0.2
Utilities	0.3
Short-Term Investments	4.0
Other Assets and Liabilities - Net	0.7

Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Australia	$–	$16,411,693	$–	$16,411,693
Austria	–	8,783,289	–	8,783,289
Brazil	9,564,849	–	–	9,564,849
Canada	44,609,175	–	–	44,609,175
China	17,765,408	25,222,522	–	42,987,930
Czech Republic	–	8,579,407	–	8,579,407
Denmark	–	14,366,333	–	14,366,333
Finland	–	5,896,388	–	5,896,388
France	–	43,942,934	–	43,942,934
Germany	585,441	43,101,662	–	43,687,103
Greece	–	4,119,794	–	4,119,794
Hong Kong	–	33,107,032	–	33,107,032
India	–	33,376,522	–	33,376,522
Ireland	–	10,427,754	–	10,427,754
Israel	2,520,025	–	–	2,520,025
Italy	–	12,834,383	–	12,834,383
Japan	–	57,515,012	–	57,515,012
Lebanon	1,520,884	–	–	1,520,884
Luxembourg	–	4,431,674	–	4,431,674
Macau	–	5,853,195	–	5,853,195
Mexico	3,552,035	–	–	3,552,035
Netherlands	–	10,958,462	–	10,958,462
Nigeria	3,932,754	–	–	3,932,754

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING ARTIO FOREIGN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Norway	$–	$1,491,954	$–	$1,491,954
Portugal	–	2,192,782	–	2,192,782
Romania	–	8,744,844	–	8,744,844
Russia	22,674,308	20,197,966	–	42,872,274
South Africa	–	2,919,060	–	2,919,060
South Korea	–	14,071,591	–	14,071,591
Sweden	3,887,003	6,552,439	–	10,439,442
Switzerland	9,056,651	18,265,561	–	27,322,212
Taiwan	–	13,776,386	–	13,776,386
Ukraine	–	521,931	–	521,931
United Kingdom	–	92,544,409	–	92,544,409
United States	1,188,427	–	–	1,188,427

Total Common Stock	120,856,960	520,206,979	–	641,063,939

Exchange-Traded Funds	2,278,095	–	–	2,278,095
Preferred Stock	–	6,991,184	–	6,991,184
Short-Term Investments	24,929,401	–	1,969,420	26,898,821

Total Investments, at value	$148,064,456	$527,198,163	$1,969,420	$677,232,039

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(222,419)	$–	$(222,419)

Total Liabilities	$–	$(222,419)	$–	$(222,419)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JP Morgan Chase & Co.	Japanese Yen	606,310,735	Buy	09/21/11	$7,558,099	$7,535,020	$(23,079)

							$(23,079)

Credit Suisse First Boston	EU Euro	11,443,772	Sell	09/21/11	$16,422,098	$16,555,314	$(133,216)
Deutsche Bank AG	EU Euro	5,822,167	Sell	09/21/11	8,356,702	8,422,731	(66,029)
Northern Trust	Czech Koruna	11,562,249	Sell	07/07/11	689,296	689,391	(95)

							$(199,340)

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.9%
		Health Care: 95.9%
53,000		3SBio, Inc. ADR ADR	$923,790	0.4

56,800		Abbott Laboratories	2,988,816	1.2

11,700	@	Accuray, Inc.	93,717	0.0

37,000		Achillion Pharmaceuticals, Inc.	275,280	0.1

77,900		Acorda Therapeutics, Inc.	2,516,949	1.0

138,120		Aetna, Inc.	6,089,711	2.5

35,900		Agilent Technologies, Inc.	1,834,849	0.8

41,496		Alexion Pharmaceuticals, Inc.	1,951,557	0.8

85,618		Allergan, Inc.	7,127,698	3.0

115,500		AmerisourceBergen Corp.	4,781,700	2.0

95,819		Amgen, Inc.	5,591,039	2.3

51,200	L	Ariad Pharmaceuticals, Inc.	580,096	0.2

33,700		Arqule, Inc.	210,625	0.1

24,524	L	Auxilium Pharmaceuticals, Inc.	480,670	0.2

121,500		Baxter International, Inc.	7,252,335	3.0

35,900		Biogen Idec, Inc.	3,838,428	1.6

23,100		BioMarin Pharmaceuticals, Inc.	628,551	0.3

193,334		Bristol-Myers Squibb Co.	5,598,953	2.3

130,347		Cardinal Health, Inc.	5,920,361	2.5

82,262		Celgene Corp.	4,962,044	2.1

19,700	@,L	Cepheid, Inc.	682,408	0.3

7,000		CFR Pharmaceuticals SA - ADR	190,221	0.1

12,000	@,L	China Kanghui Holdings, Inc. ADR	281,400	0.1

28,600	@,L	China Medical Technologies, Inc. ADR ADR	220,506	0.1

25,100		Cigna Corp.	1,290,893	0.5

25,600	L	Conmed Corp.	729,088	0.3

53,400		Cooper Cos., Inc.	4,231,416	1.8

134,910		Covidien PLC	7,181,259	3.0

14,600		CR Bard, Inc.	1,603,956	0.7

63,400		DaVita, Inc.	5,491,074	2.3

25,900		DiaSorin SpA	1,243,063	0.5

116,200	@	Elan Corp. PLC ADR ADR	1,321,194	0.5

38,400		Eli Lilly & Co.	1,441,152	0.6

9,900	@	Endocyte, Inc.	141,768	0.1

44,430		Express Scripts, Inc.	2,398,331	1.0

48,400		Fleury SA	707,710	0.3

44,600		Forest Laboratories, Inc.	1,754,564	0.7

97,098		Fresenius Medical Care AG & Co. KGaA	7,262,478	3.0

85,013		Gilead Sciences, Inc.	3,520,388	1.5

35,600		GlaxoSmithKline PLC	763,062	0.3

77,400		Glenmark Pharmaceuticals Ltd.	549,301	0.2

59,000		GN Store Nord	568,507	0.2

24,900		Haemonetics Corp.	$1,602,813	0.7

40,500		HCA Holdings, Inc.	1,336,500	0.5

77,400		Henry Schein, Inc.	5,541,066	2.3

56,400		Hill-Rom Holdings, Inc.	2,596,656	1.1

234,000		Hologic, Inc.	4,719,780	2.0

49,872	L	Hospira, Inc.	2,825,748	1.2

90,258	L	Human Genome Sciences, Inc.	2,214,931	0.9

27,400		Humana, Inc.	2,206,796	0.9

37,900	L	Integra LifeSciences Holdings Corp.	1,811,999	0.7

31,400	L	Ironwood Pharmaceuticals, Inc.	493,608	0.2

84,800		Johnson & Johnson	5,640,896	2.3

49,900		Laboratory Corp. of America Holdings	4,829,821	2.0

53,491		Life Technologies Corp.	2,785,276	1.2

13,100		Lonza Group AG	1,026,294	0.4

33,100		Masimo Corp.	982,408	0.4

59,131		McKesson Corp.	4,946,308	2.0

95,861		Medco Health Solutions, Inc.	5,418,064	2.2

1,546,390	@	Medipattern Corp.	521,102	0.2

67,088		Medtronic, Inc.	2,584,901	1.1

120,900		Merck & Co., Inc.	4,266,561	1.8

23,800		Merck KGaA	2,587,770	1.1

20,500		Mettler Toledo International, Inc.	3,457,735	1.4

65,200	L	Mindray Medical International Ltd. ADR	1,828,860	0.8

52,000		Momenta Pharmaceuticals, Inc.	1,011,920	0.4

32,100		Natus Medical, Inc.	486,315	0.2

20,000		Nobel Biocare Holding AG	407,845	0.2

76,079	@	NPS Pharmaceuticals, Inc.	718,947	0.3

58,600		Pall Corp.	3,295,078	1.4

32,004		Par Pharmaceutical Cos., Inc.	1,055,492	0.4

361,330	L	Pfizer, Inc.	7,443,398	3.1

35,200	L	PSS World Medical, Inc.	985,952	0.4

29,900	@	Rigel Pharmaceuticals, Inc.	274,183	0.1

15,100		Roche Holding AG -Genusschein	2,528,054	1.1

95,600	L	Seattle Genetics, Inc.	1,961,712	0.8

27,000	@	ShangPharma Corp. ADR	282,690	0.1

21,800		Shire PLC ADR	2,053,778	0.8

237,500		Sinopharm Group Co.	800,468	0.3

80,300		Smith & Nephew PLC	860,552	0.4

73,991		St. Jude Medical, Inc.	3,527,891	1.5

70,800		Stewart Enterprises, Inc.	516,840	0.2

2,000		Straumann Holding AG	482,312	0.2

61,700		Stryker Corp.	3,621,173	1.5

118,000	@,L	Synta Pharmaceuticals Corp.	593,540	0.2

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
38,100	@,L	Synutra International,
		Inc.	$374,142	0.2

62,000		Thermo Fisher
		Scientific, Inc.	3,992,180	1.7

21,600	L	United Therapeutics
		Corp.	1,190,160	0.5

150,093		UnitedHealth Group,
		Inc.	7,741,797	3.2

16,600		Vertex
		Pharmaceuticals, Inc.	863,034	0.4

35,800		Waters Corp.	3,427,492	1.4

73,600	L	Watson
		Pharmaceuticals, Inc.	5,058,528	2.1

59,700	@,L	Wright Medical Group,
		Inc.	895,500	0.4

19,013		Zimmer Holdings, Inc.	1,201,622	0.5

	Total Common Stock
	(Cost $219,948,637)		231,099,396	95.9

WARRANTS: 0.0%
		Health Care: 0.0%
133,228	@	Novavax, Inc.	86,598	0.0

	Total Warrants
	(Cost $–)		86,598	0.0

	Total Long-Term Investments
	(Cost $219,948,637)		231,185,994	95.9

SHORT-TERM INVESTMENTS: 12.8%
		Securities Lending Collateralcc: 8.0%
19,220,007		BNY Mellon Overnight
		Government Fund(1)
		(Cost $19,220,007)	19,220,007	8.0

		Mutual Funds: 4.8%
11,579,952		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $11,579,952)	11,579,952	4.8

	Total Short-Term Investments
	(Cost $30,799,959)		30,799,959	12.8

	Total Investments in Securities
	(Cost $250,748,596)*		$261,985,953	108.7
	Liabilities in Excess of Other Assets		(20,993,917)	(8.7)

	Net Assets		$240,992,036	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $251,474,422.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,760,401
Gross Unrealized Depreciation	(4,248,870)

Net Unrealized appreciation	$10,511,531

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Health Care	$212,568,991	$18,530,405	$–	$231,099,396

Total Common Stock	212,568,991	18,530,405	–	231,099,396

Warrants	–	86,598	–	86,598
Short-Term Investments	30,799,959	–	–	30,799,959

Total Investments, at value	$243,368,950	$18,617,003	$–	$261,985,953

Other Financial Instruments+
Forward Foreign Currency Contracts	–	492,899	–	492,899

Total Assets	$243,368,950	$19,109,902	$–	$262,478,852

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(170,635)	$–	$(170,635)

Total Liabilities	$–	$(170,635)	$–	$(170,635)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Canadian Dollar	528,000	Buy	07/07/11	$546,756	$547,363	$607
Citigroup, Inc.	Canadian Dollar	98,400	Buy	07/07/11	102,356	102,008	(348)
Citigroup, Inc.	EU Euro	174,000	Buy	07/07/11	245,904	252,276	6,372
Citigroup, Inc.	EU Euro	2,915,000	Buy	07/07/11	4,131,188	4,226,354	95,166
Deutsche Bank AG	Canadian Dollar	90,000	Buy	07/07/11	92,070	93,301	1,231
Deutsche Bank AG	EU Euro	50,000	Buy	07/07/11	70,620	72,493	1,873
Citigroup, Inc.	Canadian Dollar	1,925,000	Buy	07/07/11	1,975,552	1,995,594	20,042
Citigroup, Inc.	Swiss Franc	1,036,000	Buy	07/07/11	1,229,332	1,232,284	2,952
Citigroup, Inc.	EU Euro	132,000	Buy	07/07/11	189,506	191,382	1,876
Citigroup, Inc.	Japanese Yen	23,365,000	Buy	07/07/11	289,285	290,241	956

							$130,727

Citigroup, Inc.	Hong Kong Sar Dollar	6,030,000	Sell	07/07/11	$776,651	$774,931 $	1,720
Citigroup, Inc.	Swiss Franc	4,228,000	Sell	07/07/11	4,902,597	5,029,052	(126,455)
Citigroup, Inc.	Danish Krone	2,770,000	Sell	07/07/11	549,521	538,461	11,060
Citigroup, Inc.	Japanese Yen	22,843,000	Sell	07/07/11	283,425	283,756	(331)
Citigroup, Inc.	EU Euro	474,000	Sell	07/07/11	681,937	687,236	(5,299)
Citigroup, Inc.	British Pound	60,000	Sell	07/07/11	97,297	96,289	1,008
Citigroup, Inc.	Swiss Franc	111,000	Sell	07/07/11	132,654	132,031	623
Deutsche Bank AG	Swiss Franc	217,000	Sell	07/07/11	247,020	258,113	(11,093)
Deutsche Bank AG	Danish Krone	191,000	Sell	07/07/11	36,105	37,129	(1,024)
Deutsche Bank AG	EU Euro	288,000	Sell	07/07/11	406,199	417,561	(11,362)
Deutsche Bank AG	Canadian Dollar	3,085,000	Sell	07/07/11	3,236,752	3,198,135	38,617
Deutsche Bank AG	EU Euro	4,090,000	Sell	07/07/11	6,056,083	5,929,943	126,140
Deutsche Bank AG	EU Euro	6,176,000	Sell	07/07/11	9,137,015	8,954,359	182,656
Citigroup, Inc.	Swiss Franc	211,000	Sell	07/07/11	236,254	250,977	(14,723)

							$191,537

See Accompanying Notes to Financial Statements

ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 18.4%
91,000	@	Apollo Group, Inc. - Class A	$3,974,880	1.0

180,000	@,L	Career Education Corp.	3,807,000	1.0

148,000		CBS Corp. - Class B	4,216,520	1.1

82,000		Coach, Inc.	5,242,260	1.3

120,000	@	DIRECTV	6,098,400	1.5

69,000	@	Dollar Tree, Inc.	4,596,780	1.2

53,000	@	Federal Mogul Corp.	1,209,990	0.3

262,000		H&R Block, Inc.	4,202,480	1.1

382,000		Interpublic Group of Cos., Inc.	4,775,000	1.2

53,000	@,L	ITT Educational Services, Inc.	4,146,720	1.0

57,000		John Wiley & Sons, Inc.	2,964,570	0.7

110,000		Limited Brands, Inc.	4,229,500	1.1

15,000		Nordstrom, Inc.	704,100	0.2

92,000		Petsmart, Inc.	4,174,040	1.1

19,000		Polaris Industries, Inc.	2,112,230	0.5

1,723,000	@,L	Sirius XM Radio, Inc.	3,773,370	1.0

67,000	@,L	Tempur-Pedic International, Inc.	4,543,940	1.1

71,000	@	TRW Automotive Holdings Corp.	4,191,130	1.1

93,800		Williams-Sonoma, Inc.	3,422,762	0.9

			72,385,672	18.4

		Consumer Staples: 5.8%
16,000		Coca-Cola Enterprises, Inc.	466,880	0.1

95,000		Dr. Pepper Snapple Group, Inc.	3,983,350	1.0

76,000		Herbalife Ltd.	4,380,640	1.1

167,000		Kroger Co.	4,141,600	1.1

149,000		Philip Morris International, Inc.	9,948,730	2.5

			22,921,200	5.8

		Energy: 8.0%
158,600	@,L	Exterran Holdings, Inc.	3,145,038	0.8

113,000	L	ExxonMobil Corp.	9,195,940	2.3

121,000		Frontier Oil Corp.	3,909,510	1.0

71,000	L	Holly Corp.	4,927,400	1.3

76,000		Marathon Oil Corp.	4,003,680	1.0

206,000	@	McDermott International, Inc.	4,080,860	1.0

33,000		Murphy Oil Corp.	2,166,780	0.6

			31,429,208	8.0

		Financials: 2.2%
34,000		Discover Financial Services	909,500	0.2

151,000	@	Nasdaq Stock Market, Inc.	3,820,300	1.0

206,000		TD Ameritrade Holding Corp.	4,019,060	1.0

			8,748,860	2.2

		Health Care: 19.0%
82,000		Aetna, Inc.	3,615,380	0.9

33,900		Agilent Technologies, Inc.	1,732,629	0.5

34,000	@	AMERIGROUP Corp.	$2,395,980	0.6

115,000		AmerisourceBergen Corp.	4,761,000	1.2

94,000		Baxter International, Inc.	5,610,860	1.4

49,000		Biogen Idec, Inc.	5,239,080	1.3

86,300		Bristol-Myers Squibb Co.	2,499,248	0.7

97,000		Cardinal Health, Inc.	4,405,740	1.1

119,600	@	Coventry Health Care, Inc.	4,361,812	1.1

124,500	L	Eli Lilly & Co.	4,672,485	1.2

372,000	@	Health Management Associates, Inc.	4,010,160	1.0

87,000		Hill-Rom Holdings, Inc.	4,005,480	1.0

37,000	@,L	Idexx Laboratories, Inc.	2,869,720	0.7

53,000	@	Illumina, Inc.	3,982,950	1.0

67,000		Kinetic Concepts, Inc.	3,861,210	1.0

135,000	L	Lincare Holdings, Inc.	3,951,450	1.0

161,000	@,L	Myriad Genetics, Inc.	3,656,310	0.9

67,900		Pharmaceutical Product Development, Inc.	1,822,436	0.5

72,000	@	United Therapeutics Corp.	3,967,200	1.0

69,000		UnitedHealth Group, Inc.	3,559,020	0.9

			74,980,150	19.0

		Industrials: 10.6%
92,000		Avery Dennison Corp.	3,553,960	0.9

119,000		Chicago Bridge & Iron Co. NV	4,629,100	1.2

72,000		Fluor Corp.	4,655,520	1.2

121,100		General Electric Co.	2,283,946	0.6

19,000		Harsco Corp.	619,400	0.2

106,000		KBR, Inc.	3,995,140	1.0

64,000		Lockheed Martin Corp.	5,182,080	1.3

255,000		Manitowoc Co., Inc.	4,294,200	1.1

42,000		Raytheon Co.	2,093,700	0.5

344,000		Southwest Airlines Co.	3,928,480	1.0

105,600	L	Textron, Inc.	2,493,216	0.6

78,000		Timken Co.	3,931,200	1.0

			41,659,942	10.6

		Information Technology: 28.0%
171,000	L	Activision Blizzard, Inc.	1,997,280	0.5

101,000		Altera Corp.	4,681,350	1.2

30,000		Apple, Inc.	10,070,100	2.6

311,000		Applied Materials, Inc.	4,046,110	1.0

303,000	@,L	Atmel Corp.	4,263,210	1.1

111,000	@	Autodesk, Inc.	4,284,600	1.1

402,000	@	Cadence Design Systems, Inc.	4,245,120	1.1

180,000	L	Corning, Inc.	3,267,000	0.8

120,000		Cypress Semiconductor Corp.	2,536,800	0.6

307,000	L	Dell, Inc.	5,117,690	1.3

42,000		DST Systems, Inc.	2,217,600	0.6

79,000		Global Payments, Inc.	4,029,000	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
23,000		International Business Machines Corp.	$3,945,650	1.0

23,000	L	KLA-Tencor Corp.	931,040	0.2

96,000	@	Lam Research Corp.	4,250,880	1.1

175,000		Maxim Integrated Products	4,473,000	1.1

278,000		Microsoft Corp.	7,228,000	1.8

122,000	@	NCR Corp.	2,304,580	0.6

117,000	@,L	Novellus Systems, Inc.	4,228,380	1.1

259,000	@	Nvidia Corp.	4,127,165	1.0

396,400	@	ON Semiconductor Corp.	4,150,308	1.1

48,000	@	QLogic Corp.	764,160	0.2

19,000	@	Rackspace Hosting, Inc.	812,060	0.2

233,800		Seagate Technology, Inc.	3,778,208	1.0

205,900	@	Symantec Corp.	4,060,348	1.0

259,000	@	Teradyne, Inc.	3,833,200	1.0

90,000		Texas Instruments, Inc.	2,954,700	0.7

97,000		Western Digital Corp.	3,528,860	0.9

222,500		Western Union Co.	4,456,675	1.1

			110,583,074	28.0

		Materials: 5.3%
233,000		Alcoa, Inc.	3,695,380	1.0

104,700		Ball Corp.	4,026,762	1.0

56,000		Cliffs Natural Resources, Inc.	5,177,200	1.3

136,000		International Paper Co.	4,055,520	1.0

175,000		RPM International, Inc.	4,028,500	1.0

			20,983,362	5.3

		Telecommunication Services: 2.1%
1,818,000	@,L	Level 3 Communications, Inc.	4,435,920	1.1

232,600	@	MetroPCS Communications, Inc.	4,003,046	1.0

			8,438,966	2.1

		Utilities: 0.3%
80,000		NV Energy, Inc.	1,228,000	0.3

	Total Common Stock
	(Cost $348,920,783)		393,358,434	99.7

SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc: 4.5%
17,506,089		BNY Mellon Overnight Government Fund(1)	17,506,089	4.4

468,580	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	374,864	0.1

	Total Securities Lending
	Collateral
	(Cost $17,974,669)		17,880,953	4.5

		Mutual Funds: 0.3%
1,286,758		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $1,286,758)	$1,286,758	0.3

	Total Short-Term Investments
	(Cost $19,261,427)		19,167,711	4.8

	Total Investments in Securities
	(Cost $368,182,210)*		$412,526,145	104.5
	Liabilities in Excess of Other Assets		(17,947,175)	(4.5)

	Net Assets		$394,578,970	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $368,853,677.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,594,218
Gross Unrealized Depreciation	(7,921,750)

Net Unrealized appreciation	$43,672,468

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

;
PORTFOLIO OF INVESTMENTS
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$393,358,434	$–	$–	$393,358,434
Short-Term Investments	18,792,847	–	374,864	19,167,711

Total Investments, at value	$412,151,281	$–	$374,864	$412,526,145

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CLARION GLOBAL REAL ESTATE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Australia: 9.7%
5,936,871		Dexus Property Group	$5,624,580	1.3

5,729,900		Goodman Group	4,343,849	1.0

1,819,840		GPT Group	6,186,080	1.4

4,938,600		Investa Office Fund	3,424,704	0.8

93,964		Lend Lease Corp., Ltd.	907,442	0.2

1,951,810		Mirvac Group	2,625,167	0.6

1,528,820		Stockland	5,607,665	1.3

850,420		Westfield Group	7,926,350	1.8

1,871,352		Westfield Retail Trust	5,454,880	1.3

			42,100,717	9.7

		Brazil: 0.5%
103,000		BR Malls Participacoes S.A.	1,159,588	0.3

55,400		Sonae Sierra Brasil SA	858,697	0.2

			2,018,285	0.5

		Canada: 3.4%
39,600		Brookfield Asset Management, Inc. - Class A	1,313,532	0.3

247,700		Brookfield Properties Co.	4,775,656	1.1

83,000		Calloway Real Estate Investment Trust	2,169,558	0.5

25,600		Canadian Real Estate Investment Trust	881,248	0.2

60,400		Primaris Retail Real Estate	1,318,285	0.3

160,300		RioCan Real Estate Investment Trust	4,311,454	1.0

			14,769,733	3.4

		China: 0.5%
907,000		Longfor Properties Co., Ltd.	1,399,919	0.3

1,016,000		Soho China Ltd.	909,976	0.2

			2,309,895	0.5

		France: 7.6%
39,190		Accor S.A.	1,753,274	0.4

34,790		ICADE	4,285,655	1.0

86,720		Klepierre	3,580,569	0.8

52,117		Mercialys	2,208,235	0.5

43,720		Nexity	2,089,060	0.5

10,070		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,442,500	0.3

77,099		Unibail	17,813,880	4.1

			33,173,173	7.6

		Germany: 0.7%
59,060	@	GSW Immobilien AG	2,025,536	0.5

125,350	@	IVG Immobilien AG	981,776	0.2

			3,007,312	0.7

		Hong Kong: 11.0%
773,470		Cheung Kong Holdings Ltd.	11,358,436	2.6

517,100		Great Eagle Holding Co.	1,723,164	0.4

378,000		Hang Lung Group Ltd.	$2,400,182	0.6

404,700		Hang Lung Properties Ltd.	1,663,984	0.4

1,044,500		Hongkong Land Holdings Ltd.	7,448,456	1.7

179,800		Hysan Development Co., Ltd.	891,957	0.2

340,000		Kerry Properties Ltd.	1,643,375	0.4

1,833,600		Link Real Estate Investment Trust	6,263,554	1.4

785,400		Sun Hung Kai Properties Ltd.	11,480,645	2.6

420,392		Wharf Holdings Ltd.	2,931,612	0.7

			47,805,365	11.0

		Japan: 12.3%
708		Advance Residence Investment Corp.	1,481,822	0.3

39,017		Daito Trust Construction Co., Ltd.	3,312,539	0.7

212,500		Daiwa House Industry Co., Ltd.	2,681,470	0.6

288		Frontier Real Estate Investment Corp.	2,532,373	0.6

476		Japan Real Estate Investment Corp.	4,683,295	1.1

1,069		Japan Retail Fund Investment Corp.	1,647,365	0.4

220		Kenedix Realty Investment Corp.	848,307	0.2

782,957		Mitsubishi Estate Co., Ltd.	13,740,861	3.2

522,182		Mitsui Fudosan Co., Ltd.	8,993,487	2.1

248		Nippon Accommodations Fund, Inc.	1,863,968	0.4

339		Nippon Building Fund, Inc.	3,312,737	0.8

110,000		Nomura Real Estate Holdings, Inc.	1,834,047	0.4

251,368		Sumitomo Realty & Development Co., Ltd.	5,617,984	1.3

956		United Urban Investment Corp.	1,100,920	0.2

			53,651,175	12.3

		Netherlands: 0.9%
43,040		Corio NV	2,850,420	0.7

17,061		Eurocommercial Properties NV	849,138	0.2

			3,699,558	0.9

		Singapore: 4.5%
553,000		Ascendas Real Estate Investment Trust	919,780	0.2

3,408,000		CapitaCommercial Trust	4,031,431	0.9

2,048,050		CapitaLand Ltd.	4,865,422	1.1

568,879		CapitaMall Trust	867,123	0.2

83,000		City Developments Ltd.	704,743	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CLARION GLOBAL REAL ESTATE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Singapore: (continued)
368,500		Frasers Centrepoint Trust	$459,156	0.1

2,799,500	@	Global Logistic Properties Ltd.	4,703,076	1.1

358,000		Keppel Land Ltd.	1,057,845	0.3

1,451,000		Suntec Real Estate Investment Trust	1,772,946	0.4

			19,381,522	4.5

		Sweden: 0.5%
87,180		Castellum AB	1,305,404	0.3

70,990		Hufvudstaden AB	851,842	0.2

			2,157,246	0.5

		Switzerland: 0.4%
19,960		Swiss Prime Site AG	1,712,892	0.4

		United Kingdom: 4.7%
357,217		British Land Co. PLC	3,492,548	0.8

147,530		Derwent Valley Holdings PLC	4,323,423	1.0

236,971		Grainger PLC	494,046	0.1

368,500		Great Portland Estates PLC	2,579,421	0.6

171,529		Hammerson PLC	1,326,138	0.3

474,833		Land Securities Group PLC	6,495,759	1.5

415,800		Safestore Holdings Ltd.	920,930	0.2

164,022		Segro PLC	822,385	0.2

			20,454,650	4.7

		United States: 41.3%
54,200		Alexandria Real Estate Equities, Inc.	4,196,164	1.0

161,600		Apartment Investment & Management Co.	4,125,648	0.9

65,025		AvalonBay Communities, Inc.	8,349,210	1.9

128,000		Boston Properties, Inc.	13,588,480	3.1

96,200		BRE Properties, Inc.	4,798,456	1.1

268,000		Developers Diversified Realty Corp.	3,778,800	0.9

231,100		Equity Residential	13,866,000	3.2

50,500		Federal Realty Investment Trust	4,301,590	1.0

405,382		General Growth Properties, Inc.	6,765,826	1.5

176,500		HCP, Inc.	6,475,785	1.5

84,300		Health Care Real Estate Investment Trust, Inc.	4,419,849	1.0

48,000	L	Highwoods Properties, Inc.	1,590,240	0.4

485,321		Host Hotels & Resorts, Inc.	8,226,191	1.9

161,000		Kimco Realty Corp.	3,001,040	0.7

157,300		Liberty Property Trust	5,124,834	1.2

167,665		Macerich Co.	8,970,077	2.1

63,400		Nationwide Health Properties, Inc.	2,625,394	0.6

77,000		Pebblebrook Hotel Trust	1,554,630	0.4

352,927		ProLogis, Inc.	$12,648,904	2.9

52,494		Public Storage, Inc.	5,984,841	1.4

61,300		Regency Centers Corp.	2,695,361	0.6

148,761		Simon Property Group, Inc.	17,290,491	4.0

79,600		SL Green Realty Corp.	6,596,452	1.5

54,600		Starwood Hotels & Resorts Worldwide, Inc.	3,059,784	0.7

63,600		Tanger Factory Outlet Centers, Inc.	1,702,572	0.4

60,700		Taubman Centers, Inc.	3,593,440	0.8

220,875		UDR, Inc.	5,422,481	1.2

54,700		Ventas, Inc.	2,883,237	0.7

127,431		Vornado Realty Trust	11,874,021	2.7

			179,509,798	41.3

	Total Common Stock
	(Cost $290,708,822)		425,751,321	98.0

SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateralcc: 7.6%
32,936,371		BNY Mellon Overnight Government Fund(1)	32,936,371	7.6

372,743	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	298,194	0.0

		Total Securities Lending Collateral
		(Cost $33,309,114)	33,234,565	7.6

		Mutual Funds: 1.1%
4,667,601		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $4,667,601)	4,667,601	1.1

		Total Short-Term
		Investments
		(Cost $37,976,715)	37,902,166	8.7

		Total Investments in Securities
		(Cost $328,685,537)*	$463,653,487	106.7
		Liabilities in Excess of Other Assets	(29,251,920)	(6.7)

		Net Assets	$434,401,567	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CLARION GLOBAL REAL ESTATE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $384,039,902.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,070,467
Gross Unrealized Depreciation	(37,456,882)

Net Unrealized appreciation	$79,613,585

Industry	Percentage of Net Assets

Consumer Discretionary	1.6%
Financials	96.4
Short-Term Investments	8.7
Other Assets and Liabilities - Net	(6.7)

Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Australia	$–	$42,100,717	$–	$42,100,717
Brazil	2,018,285	–	–	2,018,285
Canada	14,769,733	–	–	14,769,733
China	–	2,309,895	–	2,309,895
France	2,089,060	31,084,113	–	33,173,173
Germany	2,025,536	981,776	–	3,007,312
Hong Kong	–	47,805,365	–	47,805,365
Japan	–	53,651,175	–	53,651,175
Netherlands	–	3,699,558	–	3,699,558
Singapore	–	19,381,522	–	19,381,522
Sweden	–	2,157,246	–	2,157,246
Switzerland	1,712,892	–	–	1,712,892
United Kingdom	1,414,976	19,039,674	–	20,454,650
United States	179,509,798	–	–	179,509,798

Total Common Stock	203,540,280	222,211,041	–	425,751,321

Short-Term Investments	37,603,972	–	298,194	37,902,166

Total Investments, at value	$241,144,252	$222,211,041	$298,194	$463,653,487

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CLARION REAL ESTATE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 1.1%
109,400		Starwood Hotels & Resorts Worldwide, Inc.	$6,130,776	1.1

		Financials: 98.2%
129,771		Alexandria Real Estate Equities, Inc.	10,046,871	1.7

218,900		American Campus Communities, Inc.	7,775,328	1.3

470,378		Apartment Investment & Management Co.	12,008,750	2.0

183,000		Associated Estates Realty Corp.	2,973,750	0.5

188,292		AvalonBay Communities, Inc.	24,176,693	4.0

300,796		Boston Properties, Inc.	31,932,503	5.3

282,520		BRE Properties, Inc.	14,092,098	2.4

267,400		Brookfield Properties Co.	5,155,472	0.9

331,200	L	Colonial Properties Trust	6,756,480	1.1

567,300		Developers Diversified Realty Corp.	7,998,930	1.3

76,757	L	Digital Realty Trust, Inc.	4,742,047	0.8

241,500		Douglas Emmett, Inc.	4,803,435	0.8

150,166		Equity Lifestyle Properties, Inc.	9,376,365	1.6

638,471		Equity Residential	38,308,260	6.4

118,688		Federal Realty Investment Trust	10,109,844	1.7

1,017,453		General Growth Properties, Inc.	16,981,291	2.8

705,352		HCP, Inc.	25,879,365	4.3

302,700	L	Health Care Real Estate Investment Trust, Inc.	15,870,561	2.7

174,747	L	Highwoods Properties, Inc.	5,789,368	1.0

1,581,268		Host Hotels & Resorts, Inc.	26,802,493	4.5

258,200		Hudson Pacific Properties, Inc.	4,009,846	0.7

274,100		Kilroy Realty Corp.	10,824,209	1.8

902,878		Kimco Realty Corp.	16,829,646	2.8

326,900		LaSalle Hotel Properties	8,610,546	1.4

396,145		Liberty Property Trust	12,906,404	2.2

371,423		Macerich Co.	19,871,130	3.3

295,519		Nationwide Health Properties, Inc.	12,237,442	2.0

182,800		Pebblebrook Hotel Trust	3,690,732	0.6

921,184	L	ProLogis, Inc.	33,015,234	5.5

185,064		Public Storage, Inc.	21,099,147	3.5

260,203		Regency Centers Corp.	11,441,126	1.9

509,211		Simon Property Group, Inc.	59,185,594	9.9

227,754		SL Green Realty Corp.	18,873,974	3.2

176,098		Tanger Factory Outlet Centers, Inc.	4,714,143	0.8

151,674		Taubman Centers, Inc.	$8,979,101	1.5

462,303		UDR, Inc.	11,349,539	1.9

341,400		U-Store-It Trust	3,591,528	0.6

165,740		Ventas, Inc.	8,736,155	1.5

384,333		Vornado Realty Trust	35,812,149	6.0

			587,357,549	98.2

	Total Common Stock
	(Cost $418,301,159)		593,488,325	99.3

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 3.9%
20,679,933		BNY Mellon Overnight Government Fund(1)	20,679,933	3.5

3,758,883	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	3,007,107	0.4

	Total Securities Lending Collateral
	(Cost $24,438,816)		23,687,040	3.9

		Mutual Funds: 0.7%
3,974,373		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $3,974,373)	3,974,373	0.7

	Total Short-Term Investments
	(Cost $28,413,189)		27,661,413	4.6

	Total Investments in Securities
	(Cost $446,714,348)*		$621,149,738	103.9
	Liabilities in Excess of Other Assets		(23,158,086)	(3.9)

	Net Assets		$597,991,652	100.0

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $489,221,203.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$175,758,021
Gross Unrealized Depreciation	(43,829,486)

Net Unrealized appreciation	$131,928,535

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CLARION REAL ESTATE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$593,488,325	$–	$–	$593,488,325
Short-Term Investments	24,654,306	–	3,007,107	27,661,413

Total Investments, at value	$618,142,631	$–	$3,007,107	$621,149,738

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 87.3%
		Consumer Discretionary: 18.1%
1,071,951		Advance Auto Parts, Inc.	$62,698,414	4.8

207,196		Clicks Group Ltd.	1,297,432	0.1

1,392,000		Prime Success International Group	1,244,207	0.1

408,753	@	DEN Networks Ltd.	799,611	0.1

197,000		Dena Co., Ltd.	8,472,279	0.7

5,627		DeVry, Inc.	332,725	0.0

205,775	@	Discovery Communications, Inc. - Class A	8,428,544	0.6

1,209,909		Exide Industries Ltd.	4,383,865	0.3

206,087	@,L	Fuel Systems Solutions, Inc.	5,141,871	0.4

3,700,000		Geely Automobile Holdings Ltd.	1,453,006	0.1

351,205	@	Grand Canyon Education, Inc.	4,980,087	0.4

154,171		Guess ?, Inc.	6,484,432	0.5

704,223		Hasbro, Inc.	30,936,516	2.3

1,994		Interpublic Group of Cos., Inc.	24,925	0.0

205,320	@	Jubilant Foodworks Ltd.	4,387,775	0.3

400		Marisa Lojas SA	6,187	0.0

12,557		MegaStudy Co., Ltd.	1,689,195	0.1

5,700		Mothercare PLC	36,400	0.0

2,087	@,L	NetFlix, Inc.	548,234	0.0

902,112	@	New Focus Auto Tech Holdings Ltd.	278,226	0.0

23	@	Papa John’s International, Inc.	765	0.0

6,600		Proto Corp.	229,206	0.0

213,664		Ross Stores, Inc.	17,118,760	1.3

660,733	@	Sally Beauty Holdings, Inc.	11,298,534	0.9

185,938		Starbucks Corp.	7,342,692	0.6

3,000		Start Today Co. Ltd.	59,907	0.0

1,366,550		Sun TV Network Ltd.	10,634,425	0.8

579,463		Time Warner, Inc.	21,075,069	1.6

135,909		TJX Cos., Inc.	7,139,300	0.5

13,500		Tsutsumi Jewelry Co.,Ltd.	324,241	0.0

317,522	@	Urban Outfitters, Inc.	8,938,244	0.7

14,978	L	Value Line, Inc.	200,855	0.0

253,525		Walt Disney Co.	9,897,616	0.8

174,620		Zee Telefilms Ltd.	527,813	0.1

			238,411,358	18.1

		Consumer Staples: 1.8%
29,210		Britannia Industries Ltd.	313,699	0.0

45,900		Circle K Sunkus Co.,Ltd.	716,261	0.1

2,300		Daikokutenbussan Co., Ltd.	73,367	0.0

1,300	@,L	Fresh Market, Inc.	50,284	0.0

2,197,119		Heng Tai Consumables Group Ltd.	221,186	0.0

46,818		Jyothy Laboratories Ltd.	$227,950	0.0

19,400		Kalina ADR ADR	990,016	0.1

189,710		Molson Coors Brewing Co.	8,487,625	0.6

329,466	@	SunOpta, Inc.	2,336,614	0.2

10,876,000		Want Want China Holdings Ltd.	10,574,123	0.8

			23,991,125	1.8

		Energy: 9.4%
220,335	@	Atwood Oceanics, Inc.	9,723,384	0.7

139,518	@,L	Dresser-Rand Group, Inc.	7,499,092	0.6

262,684		Ensco International PLC ADR	14,001,057	1.1

82,600	@	FMC Technologies,Inc.	3,699,654	0.3

704,525	@	Helix Energy Solutions Group, Inc.	11,666,934	0.9

318,811	@,L	Kodiak Oil & Gas Corp.	1,839,539	0.1

874,283	@,L	Magnum Hunter Resources Corp.	5,910,153	0.4

561,125	@	Nabors Industries Ltd.	13,826,120	1.0

673,829	@,L	Parker Drilling Co.	3,941,900	0.3

523,467		Patterson-UTI Energy, Inc.	16,546,792	1.3

79,044		Pioneer Natural Resources Co.	7,079,971	0.5

781	@	Plains Exploration &Production Co.	29,772	0.0

2,005,300		SXR Uranium One,Inc.	5,530,715	0.4

164,200		Talisman Energy, Inc.	3,372,702	0.3

59,200		Unit Corp.	3,607,056	0.3

778,812		Weatherford International Ltd.	14,602,725	1.1

27,100	@	Whiting Petroleum Corp.	1,542,261	0.1

			124,419,827	9.4

		Financials: 10.3%
40,421		Admiral Group PLC	1,077,936	0.1

99,287		Bank of Baroda	1,943,331	0.1

14,262		CRISIL Ltd.	2,216,405	0.2

140,894		Discover Financial Services	3,768,914	0.3

181,350		Goldcrest Co., Ltd.	3,771,891	0.3

203,627	@	Housing Development & Infrastructure	729,877	0.1

98,200		Iguatemi Empresa de Shopping Centers S.A.	2,409,302	0.2

871,946	@	Invesco Ltd.	20,403,536	1.5

957,872		Janus Capital Group, Inc.	9,042,312	0.7

5,709	@	Kenedix, Inc.	1,000,677	0.1

64,367		Lincoln National Corp.	1,833,816	0.1

499,000		Marusan Securities Co., Ltd.	2,039,567	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
89,380		Northern Trust Corp.	$4,107,905	0.3

580,191		Old Republic International Corp.	6,817,244	0.5

347,800		Porto Seguro SA	5,395,340	0.4

286,460		Progressive Corp.	6,124,515	0.5

351,716		Protective Life Corp.	8,135,191	0.6

578,741		Reinsurance Group of America, Inc.	35,222,177	2.7

146,113		SEI Investments Co.	3,289,004	0.2

1,043	@	Songbird Estates PLC	2,570	0.0

1,343,272		Union Bank of India	8,824,432	0.7

93,002		Waddell & Reed Financial, Inc.	3,380,623	0.3

540,000		Wharf Holdings Ltd.	3,765,701	0.3

			135,302,266	10.3

		Health Care: 16.7%
72,600	@	3SBio, Inc. ADR ADR	1,265,418	0.1

185,700		Abcam PLC	1,242,083	0.1

1,615,269	@	Allscripts Healthcare Solutions, Inc.	31,368,524	2.4

31,679	@	Ardea Biosciences,Inc.	806,547	0.1

232,776		Aspen Pharmacare Holdings Ltd.	2,893,856	0.2

337,568	@,L	Athenahealth, Inc.	13,874,045	1.0

47,712		Cadila Healthcare Ltd.	981,848	0.1

2,100	@	CareFusion Corp.	57,057	0.0

300,772	@	Cerner Corp.	18,380,177	1.4

5,300	@,L	China Pharma Holdings, Inc.	11,925	0.0

163,399		Cipla Ltd.	1,211,026	0.1

25,885		Computer Programs &Systems, Inc.	1,643,180	0.1

159,252	@	Edwards Lifesciences Corp.	13,883,589	1.0

97,700	@,L	GenMark Diagnostics, Inc.	569,591	0.0

227,808	@,L	Genomic Health, Inc.	6,358,121	0.5

72,400	@,L	Immunogen, Inc.	882,556	0.1

34,697	@	IPC The Hospitalist Co., Inc.	1,608,206	0.1

287,680	@	Kinetic Concepts, Inc.	16,578,999	1.3

71,996		Laboratory Corp. of America Holdings	6,968,493	0.5

57		M3, Inc.	414,967	0.0

219,000		McKesson Corp.	18,319,350	1.4

230,800	@	Medco Health Solutions, Inc.	13,044,816	1.0

117,315	@,L	Nanosphere, Inc.	212,340	0.0

106,420		Nobel Biocare Holding AG	2,170,142	0.2

181,021	@	NxStage Medical, Inc.	3,768,857	0.3

211,674		Opto Circuits India Ltd.	1,418,312	0.1

129,100	@	Pharmstandard GDR	2,957,949	0.2

146,563	@	Piramal Healthcare Ltd.	1,302,600	0.1

135,269	@,L	Qiagen NV	2,572,816	0.2

112,581	@,L	Questcor Pharmaceuticals, Inc.	2,713,202	0.2

146,364	@,L	Quidel Corp.	$2,217,415	0.2

31,161	@,L	Sangamo Biosciences, Inc.	183,538	0.0

1,548,000		Shandong Weigao Group Medical Polymer Co., Ltd.	2,235,425	0.2

263,576		Thermo Fisher Scientific, Inc.	16,971,659	1.3

158,588		Unichem Laboratories Ltd.	534,628	0.0

553,352	@	Vertex Pharmaceuticals, Inc.	28,768,771	2.2

			220,392,028	16.7

		Industrials: 3.2%
71,543		Acuity Brands, Inc.	3,990,669	0.3

70,506	@	AGCO Corp.	3,480,176	0.3

1,951	@	Bell Equipment Ltd.	4,097	0.0

411,000		Blue Label Telecoms Ltd.	305,228	0.0

166,681		Blue Star Ltd.	1,109,280	0.1

69,501		Carlisle Cos., Inc.	3,421,534	0.2

31,472		CIRCOR International, Inc.	1,347,946	0.1

20,900		Copa Holdings S.A.	1,394,866	0.1

61,189		Corporate Executive Board Co.	2,670,900	0.2

420,912		Deutsche Post AG	8,091,935	0.6

25,700		Eaton Corp.	1,322,265	0.1

93,684		eClerx Services Ltd.	1,773,980	0.1

50,770	@,L	Enernoc, Inc.	799,120	0.1

201		en-japan, Inc.	263,406	0.0

50,388		Equifax, Inc.	1,749,471	0.1

2,132,000		EVA Precision Industrial Holdings Ltd.	654,946	0.1

32,832		Fluor Corp.	2,122,917	0.2

244,400		JobStreet Corp. Bhd	237,156	0.0

661,963	@	MAX India Ltd.	2,719,394	0.2

207,000		Nippon Thompson Co., Ltd.	1,710,625	0.1

75,889		Randstad Holdings NV	3,508,966	0.3

50,600	@	Uzel Makina Sanayii AS	12,159	0.0

			42,691,036	3.2

		Information Technology: 21.6%
111,382		Altera Corp.	5,162,556	0.4

2,317,417		Applied Materials, Inc.	30,149,595	2.3

115,577	@,L	Constant Contact, Inc.	2,933,344	0.2

1,263,100		Corning, Inc.	22,925,265	1.8

132,497	@	DG FastChannel, Inc.	4,246,529	0.3

3,521,700		Digital China Holdings Ltd.	5,718,469	0.4

765,366		eBay, Inc.	24,698,361	1.9

7,198	@,L	Ebix, Inc.	137,122	0.0

291,163		Electronic Arts, Inc.	6,871,447	0.5

759,323	@,L	Entegris, Inc.	7,684,349	0.6

227,525		Fiserv, Inc.	14,249,891	1.1

288,503		Gemalto NV	13,777,752	1.0

10,684		Info Edge India Ltd.	173,198	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
231,719		Ingenico	$11,275,860	0.9

411,626	@	Intuit, Inc.	21,346,924	1.6

49,386	@	Itron, Inc.	2,378,430	0.2

373		Kakaku.com, Inc.	2,622,878	0.2

7,230,000		Kingdee International Software Group Co.,Ltd.	3,896,372	0.3

466,200		Kontron AG	4,974,995	0.4

1,500	L	Lenovo Group Ltd.ADR ADR	17,070	0.0

712,400	@,	L,X Longtop Financial Technologies Ltd.ADR ADR	1,346,436	0.1

700,038	@	Marvell Technology Group Ltd.	10,336,061	0.8

300,666	@	MIC Electronics Ltd.	94,071	0.0

2,326	@	Move, Inc.	5,094	0.0

3	@	NetSuite, Inc.	117	0.0

9,075	@	NHN Corp.	1,608,878	0.1

1,419,113	@	PMC - Sierra, Inc.	10,742,685	0.8

390,816	@,L	Rovi Corp.	22,417,206	1.7

909,800		Siliconware Precision Industries Co. ADR ADR	5,658,956	0.4

103,709		Solera Holdings, Inc.	6,135,424	0.5

122,556	@	support.com, Inc.	588,269	0.1

868,788	@	UbiSoft Entertainment	8,712,795	0.7

2,115	@,L	Valueclick, Inc.	35,109	0.0

60,500	@,L	VanceInfo Technologies, Inc.ADR ADR	1,398,155	0.1

125,600		VeriSign, Inc.	4,202,576	0.3

136,427	@	VistaPrint NV	6,528,032	0.5

121,666	@	WebMD Health Corp.	5,545,536	0.4

1,274,571		Xerox Corp.	13,268,284	1.0

			283,864,091	21.6

		Materials: 5.4%
2,300		Barrick Gold Corp.	104,430	0.0

42,300		Barrick Gold Corp.	1,915,767	0.1

85,300		Centerra Gold, Inc.	1,415,107	0.1

26,000		Eldorado Gold Corp.	383,240	0.0

38,670		Eldorado Gold Corp. (Canadian Denominated Security)	570,557	0.0

614,400		Iamgold Corp.	11,556,033	0.9

905,145		Kinross Gold Corp.	14,293,492	1.1

131,400		Kinross Gold Corp.	2,076,120	0.2

523,585		Newcrest Mining Ltd.	21,215,470	1.6

185,700		Newmont Mining Corp.	10,022,229	0.8

87,434		Yamana Gold, Inc.	1,016,857	0.1

183,900		Yamana Gold, Inc. (Canadian Denominated Security)	2,147,041	0.2

439,564	@,L	Zoltek Cos., Inc.	4,628,609	0.3

			71,344,952	5.4

		Telecommunication Services: 0.7%
218,244		NII Holdings, Inc.	$9,249,181	0.7

		Utilities: 0.1%
77,650	@	Calpine Corp.	1,252,495	0.1

	Total Common Stock
	(Cost $968,511,006)		1,150,918,359	87.3

WARRANTS: 0.0%
		Industrials: 0.0%
5,973	@	Kinross Gold Corp.	15,173	0.0

158,602	@	Voyager Oil & Gas,Inc.	236,285	0.0

	Total Warrants
	(Cost $22,539)		251,458	0.0

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
	Consumer Staples: 0.0%
INR 993,140	Britannia Industries Ltd., 8.250%, 03/22/13	21,596	0.0

	Total Corporate Bonds/Notes
	(Cost $18,862)	21,596	0.0

	Total Long-Term Investments
	(Cost $968,552,407)	1,151,191,413	87.3

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 17.8%
		Securities Lending Collateralcc: 6.4%
83,230,475		BNY Mellon Overnight Government Fund(1)	83,230,475	6.3

1,748,799	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,399,039	0.1

	Total Securities Lending Collateral
	(Cost $84,979,274)		84,629,514	6.4

		Mutual Funds: 11.4%
149,418,477		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $149,418,477)	149,418,477	11.4

	Total Short-Term Investments
	(Cost $234,397,751)		234,047,991	17.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Total Investments in Securities
(Cost $1,202,950,158)*	$1,385,239,404	105.1
Liabilities in Excess of
Other Assets	(67,549,884)	(5.1)

Net Assets	$1,317,689,520	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

INR	Indian Rupee

*	Cost for federal income tax purposes is $1,217,748,122.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$245,107,816
Gross Unrealized Depreciation	(77,616,534)

Net Unrealized appreciation	$167,491,282

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$202,871,996	$35,539,362	$–	$238,411,358
Consumer Staples	12,165,856	11,825,269	–	23,991,125
Energy	124,419,827	–	–	124,419,827
Financials	112,148,854	23,153,412	–	135,302,266
Health Care	206,108,503	14,283,525	–	220,392,028
Industrials	23,913,803	18,765,074	12,159	42,691,036
Information Technology	229,662,387	52,855,268	1,346,436	283,864,091
Materials	50,129,482	21,215,470	–	71,344,952
Telecommunication Services	9,249,181	–	–	9,249,181
Utilities	1,252,495	–	–	1,252,495

Total Common Stock	971,922,384	177,637,380	1,358,595	1,150,918,359

Warrants	15,173	236,285	–	251,458
Corporate Bonds/Notes	–	21,596	–	21,596
Short-Term Investments	232,648,952	–	1,399,039	234,047,991

Total Investments, at value	$1,204,586,509	$177,895,261	$2,757,634	$1,385,239,404

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9)	$–	$(9)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Total Liabilities	$–	$(9)	$–	$(9)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING FMR(SM) Diversified Mid Cap Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	11,905	Sell	07/06/11	$1,529	$1,530	$(1)
The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	61,610	Sell	07/06/11	7,915	7,918	(3)
The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	81,729	Sell	07/06/11	10,499	10,503	(4)
The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	14,471	Sell	07/06/11	1,859	1,860	(1)

							$(9)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 51.5%
		Consumer Discretionary: 8.0%
44,825		Allison Transmission,
		Inc., 2.940%, 08/07/14	$44,023	0.0
2,216,234		Allison Transmission,
		Inc., 2.940%, 08/07/14	2,176,583	0.2

3,300,000	#,L	American Airlines, Inc.,
		7.500%, 03/15/16	3,250,500	0.4

3,000,000		Cablevision Systems
		Corp., 7.750%,
		04/15/18	3,213,750	0.4
3,000,000	L	Cablevision Systems
		Corp., 8.000%,
		04/15/20	3,232,500	0.4

1,000,000		Cablevision Systems
		Corp., 8.625%,
		09/15/17	1,088,750	0.1

5,867,024		CCH II, LLC / CCH II
		Capital Corp.,
		13.500%, 11/30/16	6,937,756	0.8

3,700,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 8.125%,
		04/30/20	4,014,500	0.5

2,500,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 6.500%,
		04/30/21	2,478,125	0.3

2,000,000	#	Cequel
		Communications
		Holdings I, LLC and
		Cequel Capital Corp.,
		8.625%, 11/15/17	2,090,000	0.2

4,300,000	#,L	Chrysler Group
		LLC/CG Co-Issuer,
		Inc., 8.250%, 06/15/21	4,235,500	0.5

1,400,000	#	CityCenter Holdings
		LLC / CityCenter
		Finance Corp.,
		7.625%, 01/15/16	1,452,500	0.2
1,600,000	#,&,L	CityCenter Holdings
		LLC / CityCenter
		Finance Corp.,
		10.750%, 01/15/17	1,744,000	0.2

800,000	L	CKE Restaurants, Inc.,
		11.375%, 07/15/18	878,000	0.1

8,164,403		Clear Channel
		Communications, Inc.,
		3.841%, 11/13/15	6,902,750	0.8
5,300,000	#	Clear Channel
		Communications, Inc.,
		9.000%, 03/01/21	5,101,250	0.6

1,600,000		Clear Channel
		Worldwide Holdings,
		Inc., 9.250%, 12/15/17	1,752,000	0.2

3,000,000	#	ClubCorp Club
		Operations, Inc.,
		10.000%, 12/01/18	2,985,000	0.3

1,300,000	#,L	Dean Foods Co.,
		9.750%, 12/15/18	1,387,750	0.2

1,300,000	L	Goodyear Tire &
		Rubber Co., 8.250%,
		08/15/20	1,410,500	0.2

750,000		Caesars Entertainment
		Operating Co., Inc.,
		11.250%, 06/01/17	$831,562	0.1

2,500,000	L	KB Home, 5.750%,
		02/01/14	2,450,000	0.3
500,000		KB Home, 6.250%,
		06/15/15	480,000	0.1

2,000,000	L	MGM Resorts
		International, 6.750%,
		04/01/13	2,015,000	0.2
1,500,000	#	MGM Resorts
		International, 10.000%,
		11/01/16	1,593,750	0.2

695,002		SuperMedia, Inc.,
		11.000%, 12/31/15	422,462	0.0

2,447,127		U.S. Investigations
		Services, Inc., 2.997%,
		04/01/15	2,404,303	0.3

1,900,000		Visant Corp., 10.000%,
		10/01/17	1,976,000	0.2

			68,548,814	8.0

		Consumer Staples: 1.6%
3,000,000		Ceridian Corp.,
		11.250%, 11/15/15	3,015,000	0.4

4,500,000		Diversey, Inc., 8.250%,
		11/15/19	5,298,750	0.6

732,000	L	Hertz Corp., 8.875%,
		01/01/14	753,960	0.1

1,000,000		JBS USA LLC/JBS
		USA Finance, Inc.,
		11.625%, 05/01/14	1,155,000	0.1

500,000	#	Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group Issuer
		Lu, 8.250%, 02/15/21	470,000	0.1

2,000,000	L	Supervalu, Inc.,
		8.000%, 05/01/16	2,050,000	0.2

1,100,000		United Rentals North
		America, Inc., 8.375%,
		09/15/20	1,119,250	0.1

			13,861,960	1.6

		Energy: 7.1%
1,400,000		Antero Resources
		Finance Corp.,
		9.375%, 12/01/17	1,512,000	0.2

1,100,000	#	Arch Coal, Inc.,
		7.250%, 06/15/21	1,106,875	0.1

1,500,000		ATP Oil & Gas
		Corp./United States,
		11.875%, 05/01/15	1,530,000	0.2

1,000,000	#	Calpine Corp., 7.875%,
		01/15/23	1,031,250	0.1

3,000,000		Chesapeake Energy
		Corp., 6.875%,
		11/15/20	3,183,750	0.4
3,300,000		Chesapeake Energy
		Corp., 6.875%,
		08/15/18	3,481,500	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
6,000,000		Chesapeake Energy
		Corp., 7.250%,
		12/15/18	$6,570,000	0.8

1,400,000		Consol Energy, Inc.,
		8.250%, 04/01/20	1,533,000	0.2

7,000,000		Dynegy Holdings, Inc.,
		7.500%, 06/01/15	5,740,000	0.7
2,500,000		Dynegy Holdings, Inc.,
		7.750%, 06/01/19	1,831,250	0.2
1,500,000		Dynegy Holdings, Inc.,
		8.375%, 05/01/16	1,207,500	0.1

1,000,000		Roseton/Danskammer,
		7.670%, 11/08/16	890,000	0.1

1,500,000		El Paso Corp., 7.750%,
		01/15/32	1,752,408	0.2

1,200,000		Energy Transfer Equity
		L.P., 7.500%, 10/15/20	1,278,000	0.1

1,500,000	#	Energy XXI Gulf Coast,
		Inc., 9.250%, 12/15/17	1,601,250	0.2

1,500,000	#,L	Expro Finance
		Luxembourg SCA,
		8.500%, 12/15/16	1,455,000	0.2

1,500,000	#	FMG Resources
		August 2006 Pty Ltd.,
		6.875%, 02/01/18	1,530,000	0.2
1,100,000	#	FMG Resources
		August 2006 Pty Ltd.,
		7.000%, 11/01/15	1,127,500	0.1

2,000,000		Linn Energy LLC/Linn
		Energy Finance Corp.,
		8.625%, 04/15/20	2,180,000	0.3

2,200,000		PetroHawk Energy
		Corp., 7.875%,
		06/01/15	2,315,500	0.3

1,800,000		Pioneer Natural
		Resources Co.,
		6.875%, 05/01/18	1,952,433	0.2

2,000,000		Sabine Pass LNG LP,
		7.250%, 11/30/13	2,060,000	0.2
2,500,000		Sabine Pass LNG LP,
		7.500%, 11/30/16	2,575,000	0.3

4,000,000	#	SandRidge Energy,
		Inc., 8.000%, 06/01/18	4,100,000	0.5
3,200,000	#	SandRidge Energy,
		Inc., 9.875%, 05/15/16	3,528,000	0.4

2,000,000		Sesi, LLC, 6.875%,
		06/01/14	2,035,000	0.2

2,000,000	#	W&T Offshore, Inc.,
		8.500%, 06/15/19	2,030,000	0.2

			61,137,216	7.1

		Financials: 12.7%
2,500,000		Ally Financial, Inc.,
		8.000%, 03/15/20	2,662,500	0.3

1,500,000	L	Bank of America Corp.,
		8.125%, 12/29/49	1,568,340	0.2

EUR 900,000	#	Boparan Holdings Ltd.,
		9.750%, 04/30/18	1,252,937	0.1
GBP 1,000,000	#	Boparan Holdings Ltd.,
		9.875%, 04/30/18	1,540,758	0.2

3,600,000	#	CEVA Group PLC,
		11.500%, 04/01/18	3,807,000	0.4

4,500,000		Chrysler Group LLC -
		Term Loan B, 6.083%,
		05/24/17	$4,395,001	0.5

1,394,180		CIT Group, Inc.,
		7.000%, 05/01/14	1,413,350	0.2
8,500,000	#	CIT Group, Inc.,
		7.000%, 05/02/16	8,489,375	1.0
8,500,000	#	CIT Group, Inc.,
		7.000%, 05/02/17	8,500,000	1.0
12,000,000	#	CIT Group, Inc.,
		7.000%, 05/04/15	12,045,000	1.4

1,494,000	L	Felcor Lodging L.P.,
		10.000%, 10/01/14	1,684,485	0.2

3,276,964		First Data Corp. - Term
		Loan B-3, 4.186%,
		09/24/14	3,041,432	0.3

2,500,000		Ford Motor Credit Co.,
		LLC, 8.000%, 06/01/14	2,744,392	0.3

4,300,000		Ford Motor Credit Co.,
		LLC, 12.000%,
		05/15/15	5,336,773	0.6

200,000		International Lease
		Finance Corp.,
		8.625%, 09/15/15	217,500	0.0
2,000,000		International Lease
		Finance Corp.,
		8.875%, 09/01/17	2,210,000	0.2

4,500,000		iStar Financial, Inc.,
		0.746%, 10/01/12	4,050,000	0.5
5,000,000	L	iStar Financial, Inc.,
		8.625%, 06/01/13	5,150,000	0.6

4,000,000		iStar Financial, Inc. -
		TL A2, 7.000%,
		06/11/14	3,985,700	0.5

12,500,000	L	JPMorgan Chase &
		Co., 7.900%, 04/29/49	13,471,812	1.6

2,000,000	#	Liberty Mutual Group,
		Inc., 10.750%,
		06/15/58	2,675,000	0.3

2,000,000	#	M&T Bank Corp.,
		6.875%, 12/29/49	1,997,500	0.2

1,000,000	#	Petroplus Finance Ltd.,
		6.750%, 05/01/14	985,000	0.1
1,500,000	#	Petroplus Finance Ltd.,
		7.000%, 05/01/17	1,417,500	0.2
1,500,000	#	Petroplus Finance Ltd.,
		9.375%, 09/15/19	1,515,000	0.2

2,100,000	#	Unitymedia Hessen
		GmbH & Co. KG /
		Unitymedia NRW
		GmbH, 8.125%,
		12/01/17	2,241,750	0.3

2,500,000	#	UPCB Finance III Ltd.,
		6.625%, 07/01/20	2,481,250	0.3

1,325,000	L	Wells Fargo Capital
		XIII, 7.700%, 12/29/49	1,358,125	0.2

6,500,000	L	Wells Fargo Capital
		XV, 9.750%, 09/26/44	6,890,000	0.8

			109,127,480	12.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: 5.0%
5,000,000		Community Health
		Systems, Inc., 8.875%,
		07/15/15	$5,162,500	0.6

800,000	#	Giant Funding Corp.,
		8.250%, 02/01/18	838,000	0.1

3,000,000		HCA, Inc., 6.500%,
		02/15/16	3,067,500	0.3
3,000,000		HCA, Inc., 7.875%,
		02/15/20	3,270,000	0.4
4,000,000		HCA, Inc., 9.250%,
		11/15/16	4,265,000	0.5

1,500,000	L	HCA, Inc., 8.500%,
		04/15/19	1,665,000	0.2

3,000,000	#	Mylan, Inc., 6.000%,
		11/15/18	3,063,750	0.3

4,000,000	#,&	Quintiles Transnational
		Corp., 9.500%,
		12/30/14	4,110,000	0.5

5,000,000	L	Tenet Healthcare
		Corp., 9.250%,
		02/01/15	5,493,750	0.6
2,500,000		Tenet Healthcare
		Corp., 9.000%,
		05/01/15	2,693,750	0.3
2,750,000		Tenet Healthcare
		Corp., 10.000%,
		05/01/18	3,138,437	0.4

1,500,000		Tenet Healthcare
		Corp., 8.000%,
		08/01/20	1,531,875	0.2

500,000	L	Vanguard Health
		Holding Co. II LLC /
		Vanguard Holding Co.
		II, Inc., 7.750%,
		02/01/19	508,750	0.1

1,700,000	Z	Vanguard Health
		Systems, Inc., –,
		02/01/16	1,128,375	0.1

3,200,000		Vanguard Health
		Holding Co. II
		LLC/Vanguard Holding
		Co. II, Inc., 8.000%,
		02/01/18	3,320,000	0.4

			43,256,687	5.0

		Industrials: 2.7%
1,600,000	#,L	Abengoa Finance
		SAU, 8.875%,
		11/01/17	1,642,000	0.2

1,000,000		Berry Plastics Corp.,
		9.750%, 01/15/21	972,500	0.1

1,000,000	#	Calpine Corp., 7.500%,
		02/15/21	1,025,000	0.1

89,000		CDW LLC / CDW
		Finance Corp.,
		11.000%, 10/12/15	94,117	0.0
750,000		CDW LLC / CDW
		Finance Corp.,
		12.535%, 10/12/17	811,875	0.1

1,400,000	#	Cemex SAB de CV,
		3.250%, 03/15/16	1,387,750	0.2
805,000	#	Cemex SAB de CV,
		3.750%, 03/15/18	800,975	0.1

1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	$1,117,875	0.1

2,500,000	#	CHC Helicopter S.A., 9.250%, 10/15/20	2,268,750	0.3

1,000,000	L	Manitowoc Co., Inc., 9.500%, 02/15/18	1,091,250	0.1

2,500,000		Niska Gas Storage US
		LLC/Niska Gas
		Storage Canada ULC,
		8.875%, 03/15/18	2,637,500	0.3

1,000,000	#	NXP BV/NXP Funding,
		LLC, 9.750%, 08/01/18	1,125,000	0.1

2,200,000		RBS Global, Inc. and
		Rexnord Corp.,
		8.500%, 05/01/18	2,334,750	0.3
1,500,000	L	RBS Global, Inc. and
		Rexnord Corp.,
		11.750%, 08/01/16	1,593,750	0.2

4,000,000		Terex Corp., 8.000%,
		11/15/17	4,120,000	0.5

			23,023,092	2.7

		Information Technology: 7.5%
477,000		Advanced Micro
		Devices, Inc., 6.000%,
		05/01/15	485,944	0.0
1,500,000		Advanced Micro
		Devices, Inc., 8.125%,
		12/15/17	1,575,000	0.2

348,735		First Data Corp.,
		2.936%, 09/24/14	323,670	0.0
3,498,303		First Data Corp.,
		2.936%, 09/24/14	3,246,863	0.4

4,179,000	#,L	First Data Corp.,
		8.250%, 01/15/21	4,116,315	0.5
3,187,000	#,&	First Data Corp.,
		8.750%, 01/15/22	3,131,228	0.4
278,000		First Data Corp.,
		9.875%, 09/24/15	287,035	0.0
1,500,000	L	First Data Corp.,
		11.250%, 03/31/16	1,485,000	0.2
6,368,000	#	First Data Corp.,
		12.625%, 01/15/21	6,845,600	0.8

3,000,000	#	Freescale
		Semiconductor, Inc.,
		9.250%, 04/15/18	3,247,500	0.4
1,000,000	L	Freescale
		Semiconductor, Inc.,
		10.125%, 12/15/16	1,081,250	0.1
5,000,000	#	Freescale
		Semiconductor, Inc.,
		10.125%, 03/15/18	5,575,000	0.6
6,000,000	#,L	Freescale
		Semiconductor, Inc.,
		10.750%, 08/01/20	6,810,000	0.8

1,500,000	#,L	Freescale
		Semiconductor, Inc.,
		8.050%, 02/01/20	1,515,000	0.2

500,000	#	Interactive Data Corp.,
		10.250%, 08/01/18	546,250	0.1

1,000,000	L	Sanmina-SCI Corp.,
		8.125%, 03/01/16	1,043,750	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
800,000		SunGard Data
		Systems, Inc.,
		10.250%, 08/15/15	$830,000	0.1
2,500,000		SunGard Data
		Systems, Inc.,
		10.625%, 05/15/15	2,718,750	0.3

1,000,000	L	SunGard Data
		Systems, Inc., 7.625%,
		11/15/20	1,015,000	0.1

10,878,053		Texas Competitive
		Electric Holdings Co.
		LLC, 4.690%, 10/10/17	9,127,850	1.1

11,542,971		Texas Competitive
		Electric Holdings Co.
		LLC - TL, 4.768%,
		10/10/17	9,685,788	1.1

			64,692,793	7.5

		Materials: 1.8%
3,000,000		Hexion US Finance
		Corp. / Hexion Nova
		Scotia Finance ULC,
		8.875%, 02/01/18	3,135,000	0.4

EUR 3,220,000	#	Ineos Group Holdings
		PLC, 7.875%, 02/15/16	4,564,445	0.5

EUR 2,500,000	#	Kerling PLC, 10.625%,
		02/01/17	3,851,982	0.4

EUR 2,000,000	#	Kinove German
		Bondco GmbH,
		10.000%, 06/15/18	3,023,580	0.4

1,000,000	L	NewPage Corp.,
		11.375%, 12/31/14	937,500	0.1

			15,512,507	1.8

		Telecommunication Services: 2.2%
1,000,000	#	Clearwire
		Communications,
		LLC/Clearwire Finance,
		Inc., 12.000%,
		12/01/15	1,072,500	0.1
2,500,000	#	Clearwire
		Communications,
		LLC/Clearwire Finance,
		Inc., 12.000%,
		12/01/15	2,690,625	0.3

300,000	#	CommScope, Inc.,
		8.250%, 01/15/19	310,500	0.1

3,500,000	L	Cricket
		Communications, Inc.,
		7.750%, 10/15/20	3,438,750	0.4
1,000,000	#	Cricket
		Communications, Inc.,
		7.750%, 10/15/20	982,500	0.1

800,000		Frontier
		Communications Corp.,
		8.250%, 04/15/17	874,000	0.1
900,000		Frontier
		Communications Corp.,
		8.500%, 04/15/20	985,500	0.1

1,500,000		UPC Germany GmbH, ,	2,365,571	0.3
2,750,000		UPC Germany GmbH, ,	4,197,301	0.5

GBP 1,000,000		Virgin Media Secured
		Finance PLC, 7.000%,
		01/15/18	$1,699,247	0.2

			18,616,494	2.2

		Utilities: 2.9%
800,000	#	Calpine Corp., 7.875%,
		07/31/20	840,000	0.1

1,500,000	#	Intergen NV, 9.000%,
		06/30/17	1,593,750	0.2

1,600,000		Public Service Co. of
		New Mexico, 7.950%,
		05/15/18	1,808,330	0.2

1,000,000		GenOn Energy, Inc.,
		7.625%, 06/15/14	1,035,000	0.1
4,600,000	L	GenOn Energy, Inc.,
		7.875%, 06/15/17	4,646,000	0.5

1,100,000	#	Texas Competitive
		Electric Holdings Co.
		LLC / TCEH Finance,
		Inc., 11.500%,
		10/01/20	1,086,250	0.1

14,000,000	L	Texas Competitive
		Electric Holdings Co.,
		LLC, 10.250%,
		11/01/15	8,540,000	1.0
356,484	&,L	Texas Competitive
		Electric Holdings Co.,
		LLC, 10.500%,
		11/01/16	233,497	0.0
6,860,000	#	Texas Competitive
		Electric Holdings Co.,
		LLC, 15.000%,
		04/01/21	5,659,500	0.7

			25,442,327	2.9

	Total Corporate
	Bonds/Notes
	(Cost $420,509,253)		443,219,370	51.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,925,961	#	Banc of America Large
		Loan, Inc., 1.937%,
		11/15/15	2,717,672	0.3

	Total Collateralized
	Mortgage Obligations
	(Cost $2,587,183)		2,717,672	0.3

MUNICIPAL BONDS: 0.4%
		California: 0.4%
3,000,000		State of California,
		7.950%, 03/01/36	3,281,130	0.4

	Total Municipal Bonds
	(Cost $3,003,485)		3,281,130	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 39.2%
		Consumer Discretionary: 1.5%
75,000	@,L	Charter
		Communications, Inc.	$4,069,500	0.5

110,000		Comcast Corp. – Class
		A	2,787,400	0.3

122,564	L	Dex One Corp.	310,087	0.0

11,675		General Motors Co.	354,453	0.1

120,000	X	General Motors Co.	–	–

74,600		Home Depot, Inc.	2,702,012	0.3

60,100		Target Corp.	2,819,291	0.3

			13,042,743	1.5

		Consumer Staples: 1.0%
150,000		Diageo PLC	3,068,852	0.4

73,900		PepsiCo, Inc.	5,204,777	0.6

			8,273,629	1.0

		Energy: 7.5%
15,000		Alpha Natural
		Resources, Inc.	681,600	0.1

50,000		Baker Hughes, Inc.	3,628,000	0.4

200,000		BP PLC ADR	8,858,000	1.0

108,753		Callon Petroleum Co.	763,446	0.1

365,000		Canadian Oil Sands
		Ltd.	10,532,376	1.2

100,000		Chesapeake Energy
		Corp.	2,969,000	0.4

25,000		Chevron Corp.	2,571,000	0.3

160,000		ConocoPhillips	12,030,400	1.4

146,235		ExxonMobil Corp.	11,900,604	1.4

35,000		Schlumberger Ltd.	3,024,000	0.4

160,000		Spectra Energy Corp.	4,385,600	0.5

150,000		Weatherford
		International Ltd.	2,812,500	0.3

			64,156,526	7.5

		Financials: 5.1%
220,238		Banco Santander
		Central Hispano S.A.	2,537,187	0.3

550,000		Bank of America Corp.	6,028,000	0.7

377,700		Barclays PLC	1,549,464	0.2

54,800		CIT Group, Inc.	2,425,448	0.3

46,507		Citigroup, Inc.	1,936,552	0.2

206,547	@,L	Federal National
		Mortgage Association	68,367	0.0

500,000		HSBC Holdings PLC	4,957,385	0.6

200,000		JPMorgan Chase &
		Co.	8,188,000	1.0

40,000		M&T Bank Corp.	3,518,000	0.4

120,100		QBE Insurance Group
		Ltd.	2,229,053	0.2

299,600		Wells Fargo & Co.	8,406,776	1.0

635,200		Westfield Retail Trust	1,851,570	0.2

			43,695,802	5.1

		Health Care: 5.5%
150,000		Johnson & Johnson	9,978,000	1.1

410,200		Merck & Co., Inc.	14,475,958	1.7

378,100		Pfizer, Inc.	7,788,860	0.9

92,800		Roche Holding AG -
		Genusschein	15,536,647	1.8

			47,779,465	5.5

		Industrials: 0.9%
23,700		Boeing Co.	$1,752,141	0.2

304,600		General Electric Co.	5,744,756	0.7

			7,496,897	0.9

		Information Technology: 1.4%
2,838	L	First Solar, Inc.	375,382	0.0

300,000		Intel Corp.	6,648,000	0.8

131,400		Maxim Integrated
		Products	3,358,584	0.4

200,000		Xerox Corp.	2,082,000	0.2

			12,463,966	1.4

		Materials: 1.4%
110,000		Barrick Gold Corp.	4,981,900	0.6

120,000		Newmont Mining Corp.	6,476,400	0.7

20,000		Nucor Corp.	824,400	0.1

			12,282,700	1.4

		Telecommunication Services: 3.0%
275,000		AT&T, Inc.	8,637,750	1.0

50,000		CenturyTel, Inc.	2,021,500	0.2

101,205		Frontier
		Communications Corp.	816,725	0.1

800,000		Telstra Corp., Ltd.	2,485,903	0.3

130,000		Verizon
		Communications, Inc.	4,839,900	0.6

2,750,000		Vodafone Group PLC	7,292,044	0.8

			26,093,822	3.0

		Utilities: 11.9%
53,000	L	AGL Resources, Inc.	2,157,630	0.2

150,000		American Electric
		Power Co., Inc.	5,652,000	0.7

85,000		CenterPoint Energy,
		Inc.	1,644,750	0.2

90,000		Consolidated Edison,
		Inc.	4,791,600	0.6

160,000		Dominion Resources,
		Inc.	7,723,200	0.9

550,000		Duke Energy Corp.	10,356,500	1.2

166,200	@	Dynegy, Inc.	1,028,778	0.1

85,000		Entergy Corp.	5,803,800	0.7

70,000		FirstEnergy Corp.	3,090,500	0.4

102,000		NextEra Energy, Inc.	5,860,920	0.7

172,000		Pacific Gas & Electric
		Co.	7,229,160	0.8

100,000		Pinnacle West Capital
		Corp.	4,458,000	0.5

68,400		PPL Corp.	1,903,572	0.2

120,000		Progress Energy, Inc.	5,761,200	0.7

175,000		Public Service
		Enterprise Group, Inc.	5,712,000	0.7

105,000		Sempra Energy	5,552,400	0.6

325,000		Southern Co.	13,123,500	1.5

162,000		TECO Energy, Inc.	3,060,180	0.4

300,000		Xcel Energy, Inc.	7,290,000	0.8

			102,199,690	11.9

	Total Common Stock
	(Cost $333,836,973)		337,485,240	39.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

PREFERRED STOCK: 5.4%
		Consumer Discretionary: 0.2%
30,000		General Motors Co.	$1,462,200	0.2

		Energy: 1.0%
3,500	#	Chesapeake Energy
		Corp.	4,418,750	0.5

25,000	#,@	SandRidge Energy,
		Inc.	4,103,125	0.5

			8,521,875	1.0

		Financials: 3.6%
1,839	#,P	Ally Financial, Inc.	1,728,430	0.2

9,300		Bank of America Corp.	9,311,160	1.1

40,000		Citigroup, Inc.	4,806,000	0.6

50	P	Federal National
		Mortgage Association -
		Convertible Series
		2004-1	420,000	0.0
100,000	@,P	Federal National
		Mortgage Association -
		Series Q	235,000	0.0
194,460	@,L,P	Federal National
		Mortgage Association -
		Series R	408,366	0.0
96,100	@,P	Federal National
		Mortgage Association -
		Series S	206,615	0.0

90,000		Felcor Lodging Trust,
		Inc.	2,430,000	0.3

191,500	@,P	Federal Home Loan
		Mortgage Corp.	564,925	0.1

30,000		MetLife, Inc.	2,472,900	0.3

8,000		Wells Fargo & Co.	8,480,000	1.0

			31,063,396	3.6

		Health Care: 0.3%
2,500		Tenet Healthcare Corp.	2,525,000	0.3

		Materials: 0.2%
33,000		AngloGold Ashanti Ltd.	1,646,370	0.2

		Utilities: 0.1%

20,000		NextEra Energy, Inc.	1,037,000	0.1

	Total Preferred Stock
	(Cost $55,354,250)		46,255,841	5.4

WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
25,281	@	Charter
		Communications, Inc.	353,934	0.1

10,614	@	General Motors Co.	169,081	0.0

10,614	@	General Motors Co.	227,139	0.0

	Total Warrants
	(Cost $10,325,077)		750,154	0.1

	Total Long-Term
	Investments
	(Cost $825,616,221)		833,709,407	96.9

Percentage
Principal				of Net
Amount†			Value	Assets

SHORT-TERM INVESTMENTS: 9.8%
U.S. Government Agency Obligations: 0.6%
4,745,000	Z	Federal Home Loan
Bank Discount Notes,
0.100%, 07/01/11
		(Cost $4,745,000)	$4,745,000	0.6

				Percentage
				of Net
Shares			Value	Assets

		Securities Lending Collateralcc: 9.2%
79,076,979		BNY Mellon Overnight
		Government Fund(1)	79,076,979	9.2

262,251	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	209,800	0.0

		Total Securities Lending
		Collateral
		(Cost $79,339,230)	79,286,779	9.2

		Total Short-Term
		Investments
		(Cost $84,084,230)	84,031,779	9.8

		Total Investments in
		Securities
		(Cost $909,700,451)*	$917,741,186	106.7
		Liabilities in Excess of
		Other Assets	(57,600,271)	(6.7)

		Net Assets	$860,140,915	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

EUR	EU Euro
GBP	British Pound

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

*	Cost for federal income tax purposes is $909,701,340.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,564,983
Gross Unrealized Depreciation	(74,525,137)

Net Unrealized appreciation	$8,039,846

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$13,042,743	$–	$–	$13,042,743
Consumer Staples	5,204,777	3,068,852	–	8,273,629
Energy	64,156,526	–	–	64,156,526
Financials	30,571,143	13,124,659	–	43,695,802
Health Care	32,242,818	15,536,647	–	47,779,465
Industrials	7,496,897	–	–	7,496,897
Information Technology	12,463,966	–	–	12,463,966
Materials	12,282,700	–	–	12,282,700
Telecommunication Services	16,315,875	9,777,947	–	26,093,822
Utilities	102,199,690	–	–	102,199,690

Total Common Stock	295,977,135	41,508,105	–	337,485,240

Preferred Stock	12,834,270	33,421,571	–	46,255,841
Warrants	750,154	–	–	750,154
Corporate Bonds/Notes	–	443,219,370	–	443,219,370
Collateralized Mortgage Obligations	–	2,717,672	–	2,717,672
Municipal Bonds	–	3,281,130	–	3,281,130
Short-Term Investments	79,076,979	4,745,000	209,800	84,031,779

Total Investments, at value	$388,638,538	$528,892,848	$209,800	$917,741,186

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 88.7%
		Consumer Discretionary: 8.1%
351,622		British Sky Broadcasting PLC	$4,773,674	0.9

46,017		DaimlerChrysler AG	3,470,232	0.7

464,354	@	DaimlerChrysler Escrow	70,814	0.0
928,584	@	DaimlerChrysler Escrow	141,609	0.0
928,598	@	DaimlerChrysler Escrow	141,611	0.1

107,440		General Motors Co.	3,261,879	0.6

126,969		Mattel, Inc.	3,490,378	0.7

397,084		News Corp. - Class A	7,028,387	1.4

440,822		Prime AET&D Holdings	–	–

161,450		Thomas Cook Group PLC	345,023	0.1

74,734		Time Warner Cable, Inc.	5,832,241	1.1

165,362		Time Warner, Inc.	6,014,216	1.2

75,868		Viacom - Class B	3,869,268	0.7

103,553		Virgin Media, Inc.	3,099,341	0.6

			41,538,673	8.1

		Consumer Staples: 21.2%
308,832		Altria Group, Inc.	8,156,253	1.6

82		British American Tobacco PLC ADR	7,216	0.0
290,873		British American Tobacco PLC	12,755,288	2.5

35		Brown-Forman Corp.	2,520	0.0

40,074		Carrefour S.A.	1,647,433	0.3

102,740		Coca-Cola Enterprises, Inc.	2,997,953	0.6

344,839		CVS Caremark Corp.	12,960,122	2.5

108,648		Dr. Pepper Snapple Group, Inc.	4,555,611	0.9

319,099		Foster’s Group Ltd.	1,762,581	0.4

105,768		General Mills, Inc.	3,936,685	0.8

263,957		Imperial Tobacco Group PLC	8,787,816	1.7

217		Japan Tobacco, Inc.	837,636	0.2

311,728		Kraft Foods, Inc.	10,982,177	2.1

236,118		Kroger Co.	5,855,726	1.1

34,851		Lorillard, Inc.	3,794,228	0.7

142,323		Nestle S.A.	8,856,553	1.7

51,222		PepsiCo, Inc.	3,607,565	0.7

74,479		Pernod-Ricard S.A.	7,345,609	1.4

55,610		Philip Morris International, Inc.	3,713,080	0.7

90,773		Reynolds American, Inc.	3,363,140	0.7

52,921		Wal-Mart Stores, Inc.	2,812,222	0.6

			108,737,414	21.2

		Energy: 6.9%
321,580		BP PLC	2,367,799	0.5

36,835		Ensco International PLC ADR	1,963,306	0.4

63,611		Exterran Holdings, Inc.	1,261,406	0.2

208,139		Marathon Oil Corp.	10,964,763	2.1

42,860		Murphy Oil Corp.	2,814,188	0.6

214,271		Royal Dutch Shell PLC	7,608,528	1.5

92,015		Transocean Ltd.	$5,940,488	1.2

75,758		Williams Cos., Inc.	2,291,679	0.4

			35,212,157	6.9

		Financials: 15.4%
80,913		ACE Ltd.	5,325,694	1.0

9,488		Alexander’s, Inc.	3,766,736	0.7

7,990	@	Alleghany Corp.	2,661,549	0.5

152,380		American International Group, Inc.	4,467,781	0.9

380,645		Bank of America Corp.	4,171,869	0.8

974,744		Barclays PLC	3,998,758	0.8

48,247	#,@	Bond Street Holdings, LLC	1,037,310	0.2

454,259	@	Canary Wharf Group PLC	2,196,529	0.4

44,514		CIT Group, Inc.	1,970,189	0.4

98,875		CNO Financial Group, Inc.	782,101	0.1

39,912		Deutsche Boerse AG	3,030,517	0.6

51,610		Forestar Real Estate Group, Inc.	847,952	0.2

47,924	@	Guaranty Bancorp	64,218	0.0

51,040		Metlife, Inc.	2,239,125	0.4

228,990		Morgan Stanley	5,269,060	1.0

69,129		NYSE Euronext	2,369,051	0.5

206,703		Old Republic International Corp.	2,428,760	0.5

92,090		PNC Financial Services Group, Inc.	5,489,485	1.1

191,125		UBS AG - Reg	3,487,950	0.7

234,564		Wells Fargo & Co.	6,581,866	1.3

259,559		Weyerhaeuser Co.	5,673,960	1.1

20,198	@	White Mountains Insurance Group Ltd.	8,486,392	1.7

11,352		Zurich Financial Services AG	2,872,507	0.5

			79,219,359	15.4

		Health Care: 12.7%
85,160		Amgen, Inc.	4,969,086	1.0

396,810		Boston Scientific Corp.	2,741,957	0.5

20,560		Cephalon, Inc.	1,642,744	0.3

63,300		Community Health Systems, Inc.	1,625,544	0.3

53,600		Coventry Health Care, Inc.	1,954,792	0.4

218,924		Eli Lilly & Co.	8,216,218	1.6

138,470		Medtronic, Inc.	5,335,249	1.0

236,720		Merck & Co., Inc.	8,353,849	1.6

64,544		Novartis AG ADR	3,944,284	0.8

450,862		Pfizer, Inc.	9,287,757	1.8

72,020	@	Sanofi-Aventis SA	173,568	0.0

662,775		Tenet Healthcare Corp.	4,135,716	0.8

39,810		Teva Pharmaceutical Industries Ltd. ADR	1,919,638	0.4

175,877		UnitedHealth Group, Inc.	9,071,736	1.8

32,895		Zimmer Holdings, Inc.	2,078,964	0.4

			65,451,102	12.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Industrials: 4.6%
10,165	Alstom	$626,114	0.1

681	AP Moller - Maersk A/S - Class B	5,879,085	1.2

104,423	Federal Signal Corp.	685,015	0.1

73,725	Gencorp, Inc.	473,314	0.1

55,298	Huntington Ingalls Industries, Inc.	1,907,781	0.4

264,297	Orkla ASA	2,516,260	0.5

115,723	@ Owens Corning, Inc.	4,322,254	0.9

85,400	Koninklijke Philips Electronics NV	2,194,797	0.4

38,492	Stanley Black & Decker, Inc.	2,773,349	0.5

112,979	TNT Express NV	1,171,765	0.2

112,979	TNT NV	957,374	0.2

		23,507,108	4.6

	Information Technology: 8.3%
218,710	Cisco Systems, Inc.	3,414,063	0.7

150,766	Hewlett-Packard Co.	5,487,883	1.1

687,787	LSI Logic Corp.	4,897,044	0.9

376,221	Microsoft Corp.	9,781,746	1.9

33,617	Motorola Solutions, Inc.	1,547,727	0.3

10,370	Nintendo Co., Ltd.	1,947,364	0.4

150,360	Symantec Corp.	2,965,099	0.6

98,732	TE Connectivity Ltd.	3,629,388	0.7

845,342	Xerox Corp.	8,800,010	1.7

		42,470,324	8.3

	Materials: 4.7%
22,879	Domtar Corp.	2,167,099	0.4

207,043	International Paper Co.	6,174,022	1.2

41,231	Linde AG	7,233,871	1.4

53,357	MeadWestvaco Corp.	1,777,322	0.4

128,738	ThyssenKrupp AG	6,688,967	1.3

		24,041,281	4.7

	Telecommunication Services: 2.8%
2,004,569	Cable & Wireless Communications PLC	1,303,628	0.2

216,122	Telefonica S.A.	5,278,538	1.0

3,024,624	Vodafone Group PLC	8,020,251	1.6

		14,602,417	2.8

	Utilities: 4.0%
90,002	Brookfield Infrastructure Partners L.P.	2,254,550	0.4

177,712	E.ON AG	5,051,385	1.0

27,946	Entergy Corp.	1,908,153	0.4

98,032	Exelon Corp.	4,199,691	0.8

92,946	Gaz de France	3,396,973	0.6

161,533	NRG Energy, Inc.	3,970,481	0.8

		20,781,233	4.0

	Total Common Stock
	(Cost $410,499,028)	455,561,068	88.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 3.5%
		Consumer Discretionary: 1.7%
607,322		Clear Channel Communications, Inc., 3.836%, 01/29/16	$507,114	0.1
516,000		Clear Channel Communications, Inc., 3.836%, 01/29/16	426,345	0.1
3,040,000		Clear Channel Communications, Inc., 3.836%, 01/29/16	2,570,226	0.5
1,090,000	&	Clear Channel Communications, Inc., 11.000%, 08/01/16	970,100	0.2

29,000	±	Dana Corp. Escrow, ,	–	–
179,000	±	Dana Corp. Escrow, ,	–	–
7,000	±	Dana Corp. Escrow, ,	–	–
37,000	±	Dana Corp. Escrow, ,	–	–

715,000	X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49, ,	–	–

209,135		Realogy Corp., 3.456%, 10/10/13	195,019	0.0
4,689,803		Realogy Corp., 4.518%, 10/10/16	4,185,649	0.8

			8,854,453	1.7

		Energy: 0.2%
276,000	#	OPTI Canada, Inc., 9.000%, 12/15/12	278,760	0.1
739,000	#	OPTI Canada, Inc., 9.750%, 08/15/13	737,153	0.1

			1,015,913	0.2

		Financials: 0.4%
926,732		CIT Group, Inc., 6.250%, 08/11/15	934,013	0.2

384,982		Realogy Corp., 2.250%, 10/10/13	359,717	0.1
410,522		Realogy Corp., 2.250%, 10/10/13	382,812	0.1
277,000	#	Realogy Corp.,7.875%, 02/15/19	275,615	0.0
193,000		Realogy Corp., 13.500%, 10/15/17	204,902	0.0
1,216,000	±,X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	–	–

			2,157,059	0.4

		Utilities: 1.2%
445		Boston Generating, LLC, 6.500%, 12/20/13	167	0.0
832		Boston Generating, LLC, 6.500%, 12/20/13	312	0.0
26,118		Boston Generating, LLC, 6.500%, 12/20/13	9,794	0.0

33,000	X	Calpine Corp. Escrow,
		,	–	–
49,000	X	Calpine Corp. Escrow,
		,	–	–
97,000	X	Calpine Corp. Escrow,
		,	–	–

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
6,400,233		Texas Competitive Electric Holdings Co.
		LLC, 4.690%, 10/10/17	$5,370,480	1.1

472,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	466,100	0.1

			5,846,853	1.2

		Total Corporate Bonds/Notes (Cost $18,960,339)	17,874,278	3.5

		Total Long-Term Investments (Cost $429,459,367)	473,435,346	92.2

SHORT-TERM INVESTMENTS: 6.1%
		U.S. Government Agency Obligations: 6.1%
7,300,000	Z	Federal Home Loan Bank Discount Notes, 0.100%, 07/01/11	7,300,000	1.4

5,000,000		United States Treasury Bill, 0.020%, 09/22/11	4,999,825	0.9

3,000,000		United States Treasury Bill, 0.030%, 10/27/11	2,999,736	0.6
2,000,000		United States Treasury Bill, 0.033%, 08/18/11	1,999,973	0.4
3,000,000		United States Treasury Bill, 0.040%, 08/04/11	2,999,582	0.6
3,000,000		United States Treasury Bill, 0.051%, 08/25/11	2,999,427	0.6
5,000,000		United States Treasury Bill, 0.101%, 07/07/11	4,999,854	1.0
3,000,000		United States Treasury Bill, 0.100%, 11/25/11	2,999,241	0.6

			31,297,638	6.1

		Total Short-Term Investments (Cost $31,295,782)	31,297,638	6.1

		Total Investments in Securities (Cost $460,755,149)*	$504,732,984	98.3
		Assets in Excess of Other Liabilities	8,835,550	1.7

		Net Assets	$513,568,534	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $461,426,876.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,950,650
Gross Unrealized Depreciation	(27,644,542)

Net Unrealized appreciation	$43,306,108

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$32,595,710	$8,588,929	$354,034	$41,538,673
Consumer Staples	68,507,079	40,230,335	–	108,737,414
Energy	25,235,830	9,976,327	–	35,212,157
Financials	62,595,788	16,623,571	–	79,219,359
Health Care	65,451,102	–	–	65,451,102
Industrials	11,333,478	12,173,630	–	23,507,108
Information Technology	40,522,960	1,947,364	–	42,470,324
Materials	10,118,443	13,922,838	–	24,041,281
Telecommunication Services	1,303,628	13,298,789	–	14,602,417
Utilities	12,332,875	8,448,358	–	20,781,233

Total Common Stock	329,996,893	125,210,141	354,034	455,561,068

Corporate Bonds/Notes	–	17,874,278	–	17,874,278
Short-Term Investments	–	31,297,638	–	31,297,638

Total Investments, at value	$329,996,893	$174,382,057	$354,034	$504,732,984

Other Financial Instruments+
Forward Foreign Currency Contracts	–	796,526	–	796,526

Total Assets	$329,996,893	$175,178,583	$354,034	$505,529,510

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(905,570)	$–	$(905,570)

Total Liabilities	$–	$(905,570)	$–	$(905,570)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares
Portfolio:

						r
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	British Pound	500,000	Buy	08/12/11	$809,300	$802,035	$(7,265)
Bank of America	Japanese Yen	9,894,649	Buy	10/20/11	120,473	123,001	2,528
Bank of America	Japanese Yen	9,743,742	Buy	10/20/11	118,928	121,125	2,197
Bank of America	Japanese Yen	10,309,303	Buy	10/20/11	128,150	128,155	5
Bank of America	Japanese Yen	7,653,800	Buy	10/20/11	95,550	95,145	(405)
Barclays Bank PLC	British Pound	540,000	Buy	09/16/11	875,340	865,826	(9,514)
Deutsche Bank AG	Swiss Franc	311,500	Buy	08/10/11	369,711	370,598	887
Deutsche Bank AG	EU Euro	1,212,884	Buy	09/15/11	1,711,767	1,754,932	43,165
Deutsche Bank AG	EU Euro	900,000	Buy	09/15/11	1,273,122	1,302,218	29,096
Deutsche Bank AG	Japanese Yen	7,838,854	Buy	10/20/11	96,771	97,445	674
Deutsche Bank AG	Japanese Yen	2,750,000	Buy	10/20/11	33,722	34,185	463
Deutsche Bank AG	Japanese Yen	5,987,102	Buy	10/20/11	74,004	74,426	422
Deutsche Bank AG	Japanese Yen	5,935,167	Buy	10/20/11	73,938	73,781	(157)
Deutsche Bank AG	Japanese Yen	11,750,000	Buy	10/20/11	146,274	146,065	(209)
Deutsche Bank AG	Japanese Yen	6,300,000	Buy	10/20/11	77,943	78,315	372

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FRANKLIN MUTUAL SHARES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	Norwegian Krone	1,052,640	Buy	08/19/11	$190,234	$194,467	$4,233
Deutsche Bank AG	Norwegian Krone	425,000	Buy	08/19/11	78,457	78,516	59
Deutsche Bank AG	Norwegian Krone	1,093,772	Buy	08/19/11	202,198	202,065	(133)
Deutsche Bank AG	Norwegian Krone	2,129,251	Buy	08/19/11	391,810	393,362	1,552
Deutsche Bank AG	Norwegian Krone	778,986	Buy	08/19/11	141,582	143,911	2,329
Deutsche Bank AG	Norwegian Krone	382,900	Buy	08/19/11	68,888	70,738	1,850
Deutsche Bank AG	Norwegian Krone	612,531	Buy	08/19/11	111,664	113,161	1,497
State Street	Swiss Franc	93,000	Buy	08/10/11	111,760	110,644	(1,116)
State Street	EU Euro	125,351	Buy	09/15/11	178,490	181,372	2,882
State Street	Norwegian Krone	470,076	Buy	08/19/11	86,813	86,843	30
State Street	Norwegian Krone	747,115	Buy	08/19/11	139,149	138,023	(1,126)

							$74,316

Bank of America	Japanese Yen	108,345,233	Sell	10/20/11	$1,314,869	$1,346,846	$(31,977)
Bank of America	British Pound	22,189,318	Sell	08/12/11	36,279,534	35,593,231	686,303
Barclays Bank PLC	Japanese Yen	7,473,240	Sell	10/20/11	90,000	92,900	(2,900)
Barclays Bank PLC	Norwegian Krone	19,978,584	Sell	08/19/11	3,587,116	3,690,884	(103,768)
Barclays Bank PLC	Australian Dollar	707,994	Sell	08/23/11	740,597	753,954	(13,357)
Barclays Bank PLC	EU Euro	590,000	Sell	09/15/11	854,762	853,676	1,086
Deutsche Bank AG	Japanese Yen	14,944,869	Sell	10/20/11	180,000	185,780	(5,780)
Deutsche Bank AG	Japanese Yen	10,697,180	Sell	10/20/11	130,000	132,977	(2,977)
Deutsche Bank AG	British Pound	700,000	Sell	08/12/11	1,137,745	1,122,849	14,896
Deutsche Bank AG	EU Euro	15,158,951	Sell	09/15/11	21,739,451	21,933,619	(194,168)
Deutsche Bank AG	Australian Dollar	524,015	Sell	08/23/11	545,646	558,031	(12,385)
Deutsche Bank AG	Australian Dollar	189,188	Sell	08/23/11	199,763	201,469	(1,706)
Deutsche Bank AG	Australian Dollar	189,188	Sell	08/23/11	199,763	201,469	(1,706)
HSBC	Japanese Yen	7,470,630	Sell	10/20/11	90,000	92,868	(2,868)
HSBC	Japanese Yen	5,342,350	Sell	10/20/11	65,000	66,411	(1,411)
HSBC	Japanese Yen	19,300,000	Sell	10/20/11	234,440	239,920	(5,480)
HSBC	Japanese Yen	33,500,000	Sell	10/20/11	409,992	416,441	(6,449)
HSBC	EU Euro	16,029,965	Sell	09/15/11	22,983,764	23,193,898	(210,134)
State Street	Swiss Franc	6,334,341	Sell	08/10/11	7,247,530	7,536,092	(288,562)
State Street	Australian Dollar	105,000	Sell	08/23/11	111,799	111,816	(17)

							$(183,360)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Australia: 0.6%
2,264,170		OneSteel Ltd.	$4,521,514	0.4

116,600		Sims Group Ltd.	2,216,974	0.2

			6,738,488	0.6

		Brazil: 1.1%
346,800		Petroleo Brasileiro SA ADR	11,742,648	1.1

		Canada: 20.5%
245,200		Alamos Gold, Inc.	4,060,184	0.4

659,805		Barrick Gold Corp.	29,882,568	2.7

950,356		Canadian Natural Resources Ltd.	39,781,902	3.7

431,700		Centerra Gold, Inc.	7,161,802	0.7

403,100		Ensign Energy Services, Inc.	7,991,365	0.7

221,594		GoldCorp, Inc.	10,696,343	1.0

506,200	@	Harry Winston Diamond Corp.	8,408,237	0.8

603,600	@	Lundin Mining Corp.	4,631,282	0.4

432,229		Nexen, Inc.	9,725,152	0.9

897,600		Pengrowth Energy Corp.	11,291,808	1.0

1,254,588	@	Precision Drilling Corp.	18,015,884	1.7

905,800	@	Southern Pacific Resource Corp.	1,455,742	0.1

1,390,139		Suncor Energy, Inc.	54,354,435	5.0

310,596		Teck Cominco Ltd. - Class B	15,759,641	1.4

			223,216,345	20.5

		Italy: 0.8%
193,805	L	Tenaris S.A. ADR	8,862,703	0.8

		Japan: 0.7%
1,334,500		Mitsui OSK Lines Ltd.	7,180,630	0.7

		Netherlands: 2.1%
326,942		Royal Dutch Shell PLC - Class A ADR	23,255,385	2.1

		Russia: 1.1%
183,362		Lukoil-Spon	11,661,823	1.1

		Switzerland: 0.8%
142,534		Transocean Ltd.	9,201,995	0.8

		United Kingdom: 3.1%
334,754		Ensco International PLC ADR	17,842,388	1.7

49,800	L	Randgold Resources Ltd. ADR	4,185,690	0.4

154,088		Rio Tinto PLC ADR	11,143,644	1.0

			33,171,722	3.1

		United States: 67.6%
392,949	@	Alpha Natural Resources, Inc.	17,855,603	1.6

326,967		Apache Corp.	40,344,458	3.7

733,147		Arch Coal, Inc.	19,545,699	1.8

214,400	@	Bill Barrett Corp.	$9,937,440	0.9

560,338	@	Cal Dive International, Inc.	3,350,821	0.3

556,079		Chevron Corp.	57,187,164	5.3

128,900		Cimarex Energy Co.	11,590,688	1.1

185,000		Cliffs Natural Resources, Inc.	17,103,250	1.6

1,121,639		ConocoPhillips	84,336,036	7.7

776,400	@	Denbury Resources, Inc.	15,528,000	1.4

160,600		Domtar Corp.	15,212,032	1.4

300,400		EOG Resources, Inc.	31,406,820	2.9

1,358,758		ExxonMobil Corp.	110,575,725	10.2

250,028		Halliburton Co.	12,751,428	1.2

393,600		Hess Corp.	29,425,536	2.7

262,300	@,L	McMoRan Exploration Co.	4,847,304	0.4

367,500		Murphy Oil Corp.	24,130,050	2.2

547,612		National Oilwell Varco, Inc.	42,828,735	3.9

408,900		Newmont Mining Corp.	22,068,333	2.0

221,900	L	Overseas Shipholding Group	5,977,986	0.6

529,200	@	PetroHawk Energy Corp.	13,055,364	1.2

317,300		Range Resources Corp.	17,610,150	1.6

934,725		Schlumberger Ltd.	80,760,240	7.4

323,900		Sunoco, Inc.	13,509,869	1.2

466,700	@	Tetra Technologies, Inc.	5,941,091	0.6

142,300	@	Unit Corp.	8,670,339	0.8

422,300		Valero Energy Corp.	10,798,211	1.0

514,600		Weatherford International Ltd.	9,648,750	0.9

			735,997,122	67.6

	Total Common Stock
	(Cost $871,297,251)		1,071,028,861	98.4

SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc: 1.2%
12,516,811		BNY Mellon Overnight Government Fund(1)	12,516,811	1.1

784,324	R	BNY Institutional Cash
		Reserves Fund,
		Series B(1)(2)	627,459	0.1

	Total Securities Lending Collateral
	(Cost $13,301,135)		13,144,270	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
15,549,000	Blackrock Liquidity Funds TempFund Portfolio - Class I
	(Cost $15,549,000)	$15,549,000	1.4

	Total Short-Term
	Investments
	(Cost $28,850,135)	28,693,270	2.6

	Total Investments in Securities
	(Cost $900,147,386)*	$1,099,722,131	101.0
	Liabilities in Excess of Other Assets	(10,791,636)	(1.0)

	Net Assets	$1,088,930,495	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $937,819,741.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$211,224,898
Gross Unrealized Depreciation	(49,322,508)

Net Unrealized appreciation	$161,902,390

Industry	Percentage of Net Assets

Energy	83.3%
Industrials	0.7
Materials	14.4
Short-Term Investments	2.6
Other Assets and Liabilities - Net	(1.0)

Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Australia	$–	$6,738,488	$–	$6,738,488

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Brazil	$11,742,648	$–	$–	$11,742,648
Canada	223,216,345	–	–	223,216,345
Italy	8,862,703	–	–	8,862,703
Japan	–	7,180,630	–	7,180,630
Netherlands	23,255,385	–	–	23,255,385
Russia	11,661,823	–	–	11,661,823
Switzerland	9,201,995	–	–	9,201,995
United Kingdom	33,171,722	–	–	33,171,722
United States	735,997,122	–	–	735,997,122

Total Common Stock	1,057,109,743	13,919,118	–	1,071,028,861

Short-Term Investments	28,065,811	–	627,459	28,693,270

Total Investments, at value	$1,085,175,554	$13,919,118	$627,459	$1,099,722,131

Liabilities Table Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(80)	$–	$(80)

Total Liabilities	$–	$(80)	$–	$(80)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Resources
Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	1,563,465	Sell	07/06/11	$200,843	$200,923	$(80)

							$(80)

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Consumer Discretionary: 10.1%
492,500		Comcast Corp. – Class A	$12,479,950	2.0

44,670	@	Ford Motor Co.	615,999	0.1

19,870		General Motors Co.	603,253	0.1

241,598		Home Depot, Inc.	8,750,680	1.4

213,440	L	Sony Corp. ADR	5,632,682	0.9

124,217		Time Warner Cable, Inc.	9,693,895	1.6

284,352		Time Warner, Inc.	10,341,882	1.7

273,444		Viacom - Class B	13,945,644	2.3

			62,063,985	10.1

		Consumer Staples: 10.6%
363,836		Avon Products, Inc.	10,187,408	1.7

92,113		Coca-Cola Co.	6,198,284	1.0

52,451		Coca-Cola Enterprises, Inc.	1,530,520	0.2

33,443	@	Energizer Holdings, Inc.	2,419,936	0.4

265,475		Kraft Foods, Inc.	9,352,684	1.5

202,878		Procter & Gamble Co.	12,896,954	2.1

230,206		Sysco Corp.	7,177,823	1.2

239,875		Unilever NV ADR	7,879,894	1.3

180,147	L	Walgreen Co.	7,649,042	1.2

			65,292,545	10.6

		Energy: 13.2%
196,354		Anadarko Petroleum Corp.	15,072,133	2.4

54,981		Baker Hughes, Inc.	3,989,421	0.6

47,784	@	Cameron International Corp.	2,403,057	0.4

52,437		ConocoPhillips	3,942,738	0.6

82,488		Devon Energy Corp.	6,500,879	1.1

88,174		ExxonMobil Corp.	7,175,600	1.2

136,141		Hess Corp.	10,177,901	1.7

13,168		Noble Energy, Inc.	1,180,248	0.2

60,610		Occidental Petroleum Corp.	6,305,865	1.0

182,490		Royal Dutch Shell PLC - Class A ADR	12,980,514	2.1

95,900		Schlumberger Ltd.	8,285,760	1.3

113,083		Williams Cos., Inc.	3,420,761	0.6

			81,434,877	13.2

		Financials: 22.4%
866,906		Bank of America Corp.	9,501,290	1.5

175,363		BB&T Corp.	4,706,743	0.8

518,066		Charles Schwab Corp.	8,522,186	1.4

72,570		Chubb Corp.	4,543,608	0.7

293,958		Citigroup, Inc.	12,240,411	2.0

255,367		Fifth Third Bancorp.	3,255,929	0.5

668,676		JPMorgan Chase & Co.	27,375,595	4.4

593,171		Marsh & McLennan Cos., Inc.	18,501,003	3.0

381,217		Morgan Stanley	8,771,803	1.4

102,088		Northern Trust Corp.	4,691,964	0.8

183,050		PNC Financial Services Group, Inc.	10,911,611	1.8

157,216		Principal Financial Group, Inc.	$4,782,511	0.8

684,546		Regions Financial Corp.	4,244,185	0.7

148,767		State Street Corp.	6,707,904	1.1

148,350		US Bancorp.	3,784,409	0.6

190,210		Wells Fargo & Co.	5,337,293	0.9

			137,878,445	22.4

		Health Care: 10.9%
84,027		Abbott Laboratories	4,421,501	0.7

351,180		Bristol-Myers Squibb Co.	10,170,173	1.6

106,791		Cardinal Health, Inc.	4,850,447	0.8

105,647	@	HCA Holdings, Inc.	3,486,351	0.6

155,821		Medtronic, Inc.	6,003,783	1.0

222,079		Merck & Co., Inc.	7,837,168	1.3

729,921		Pfizer, Inc.	15,036,372	2.4

302,764		UnitedHealth Group, Inc.	15,616,567	2.5

			67,422,362	10.9

		Industrials: 9.3%
94,281		Avery Dennison Corp.	3,642,075	0.6

117,404		Cintas Corp.	3,877,854	0.6

41,574		FedEx Corp.	3,943,294	0.6

1,296,343		General Electric Co.	24,449,029	4.0

147,794		Ingersoll-Rand PLC	6,711,326	1.1

55,882		Manpower, Inc.	2,998,069	0.5

102,199		Robert Half International, Inc.	2,762,439	0.4

187,035		Tyco International Ltd.	9,245,140	1.5

			57,629,226	9.3

		Information Technology: 11.0%
195,021		Amdocs Ltd.	5,926,688	1.0

134,426		Cisco Systems, Inc.	2,098,390	0.3

478,035	@,L	Dell, Inc.	7,968,843	1.3

427,755	@	eBay, Inc.	13,803,654	2.2

258,828		Hewlett-Packard Co.	9,421,339	1.5

213,832		Intel Corp.	4,738,517	0.8

414,196		Microsoft Corp.	10,769,096	1.8

349,951		Western Union Co.	7,009,519	1.1

413,500	@	Yahoo!, Inc.	6,219,040	1.0

			67,955,086	11.0

		Materials: 1.3%
51,375		Dow Chemical Co.	1,849,500	0.3

66,989		PPG Industries, Inc.	6,081,931	1.0

			7,931,431	1.3

		Telecommunication Services: 2.8%
189,344		Verizon Communications, Inc.	7,049,277	1.1

382,838		Vodafone Group PLC ADR	10,229,431	1.7

			17,278,708	2.8

		Utilities: 4.1%
342,415		American Electric Power Co., Inc.	12,902,197	2.1

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
96,106		Edison International	$3,724,108	0.6

51,468		Entergy Corp.	3,514,235	0.6

115,156		FirstEnergy Corp.	5,084,137	0.8

			25,224,677	4.1

		Total Common Stock (Cost $494,553,308)	590,111,342	95.7

SHORT-TERM INVESTMENTS: 5.7%
		Securities Lending Collateralcc: 1.5%
7,638,027		BNY Mellon Overnight Government Fund(1)	7,638,027	1.2

1,680,468	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,344,375	0.3

		Total Securities Lending Collateral (Cost $9,318,495)	8,982,402	1.5

		Mutual Funds: 4.2%
25,931,334		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $25,931,334)	25,931,334	4.2

		Total Short-Term Investments (Cost $35,249,829)	34,913,736	5.7

		Total Investments in Securities (Cost $529,803,137)*	$625,025,078	101.4
		Liabilities in Excess of Other Assets	(8,389,682)	(1.4)

		Net Assets	$616,635,396	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $532,745,233.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,509,973
Gross Unrealized Depreciation	(14,230,128)

Net Unrealized appreciation	$92,279,845

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$590,111,342	$–	$–	$590,111,342
Short-Term Investments	33,569,361	–	1,344,375	34,913,736

Total Investments, at value	$623,680,703	$–	$1,344,375	$625,025,078

Other Financial Instruments+
Forward Foreign Currency Contracts	–	5,879	–	5,879

Total Assets	$623,680,703	$5,879	$1,344,375	$625,030,957

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(355,521)	$–	$(355,521)

Total Liabilities	$–	$(355,521)	$–	$(355,521)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Pershing	British Pound	1,972,723	Sell	08/15/11	$3,148,091	$3,164,265	$(16,174)
Pershing	EU Euro	3,472,452	Sell	08/15/11	4,912,842	5,028,818	(115,976)
Pershing	EU Euro	1,159,480	Sell	08/15/11	1,642,085	1,679,164	(37,079)
Pershing	Japanese Yen	129,521,096	Sell	08/15/11	1,611,961	1,609,254	2,707
Pershing	EU Euro	3,459,036	Sell	08/15/11	4,906,608	5,009,389	(102,781)
Pershing	British Pound	985,992	Sell	08/15/11	1,577,696	1,581,540	(3,844)
Pershing	EU Euro	2,163,843	Sell	08/15/11	3,061,514	3,133,686	(72,172)
Pershing	Japanese Yen	130,483,453	Sell	08/15/11	1,624,383	1,621,211	3,172
Pershing	British Pound	988,268	Sell	08/15/11	1,577,696	1,585,191	(7,495)

							$(349,642)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 88.7%
		Consumer Discretionary: 14.6%
696,383		Bharat Forge Ltd.	$4,802,389	1.0

1,294,577	@	Bwin.Party Digital Entertainment PLC	3,112,493	0.6

19,700		Fast Retailing Co., Ltd.	3,186,050	0.6

163,935		International Game Technology	2,881,977	0.6

140,355	@	Liberty Media Corp. - Capital Shares A	12,035,441	2.4

160,080		News Corp. - Class A	2,833,416	0.6

34,150		Pantaloon Retail India Ltd.	137,089	0.0
414,213		Pantaloon Retail India Ltd.	2,851,899	0.6

180,500		Universal Entertainment Corp.	6,032,589	1.2

232,730		Vail Resorts, Inc.	10,756,781	2.2

74,415	@	Visteon Corp.	5,090,730	1.0

280,195	#,@	Visteon Corp.	19,168,140	3.8

			72,888,994	14.6

		Energy: 18.7%
582,214	@	Approach Resources, Inc.	13,198,791	2.7

110,850		Canadian Natural Resources Ltd.	4,640,181	0.9

826,200		Chesapeake Energy Corp.	24,529,878	4.9

323,294		Eurasia Drilling Co., Ltd. GDR	9,537,173	1.9

67,320		Halliburton Co.	3,433,320	0.7

16,800	@	HRT Participacoes em Petroleo SA	15,124,144	3.0

138,720	@	Kinder Morgan Management, LLC	9,098,645	1.8

37,105		Peabody Energy Corp.	2,185,856	0.5

84,450		Pioneer Natural Resources Co.	7,564,186	1.5

65,260		Whiting Petroleum Corp.	3,713,947	0.8

			93,026,121	18.7

		Financials: 24.2%
263,805		Annaly Capital Management, Inc.	4,759,042	1.0

806,340		Assured Guaranty Ltd.	13,151,405	2.6

1,137,638		Banco Bilbao Vizcaya Argentaria S.A.	13,354,571	2.7

751,795	@	CB Richard Ellis Group, Inc.	18,877,573	3.8

490,506	@	DB Realty Ltd.	777,013	0.1

78,172	@	Gramercy Capital Corp.	236,861	0.0

1,571,000		Hang Lung Properties Ltd.	6,459,398	1.3

555,449		Lancashire Holdings Ltd.	5,825,554	1.2

2,773,360	@	Popular, Inc.	7,654,474	1.5

331,600		RenaissanceRe Holdings Ltd.	23,195,420	4.6

782,474	@,L	St Joe Co.	16,306,758	3.3

4,942,660		Synovus Financial Corp.	$10,280,733	2.1

			120,878,802	24.2

		Health Care: 6.4%
55,750		Covidien PLC	2,967,573	0.6

101,585	@	Express Scripts, Inc.	5,483,558	1.1

539,170	@	Mylan Laboratories	13,301,324	2.7

188,420		Omnicare, Inc.	6,008,714	1.2

45,935		Perrigo Co.	4,036,308	0.8

			31,797,477	6.4

		Industrials: 4.6%
86,940		CSX Corp.	2,279,567	0.4

310,357	@	Fiat Industrial SpA	4,008,474	0.8

746,183	@,L	United Continental Holdings, Inc.	16,886,121	3.4

			23,174,162	4.6

		Information Technology: 4.4%
573,780		Dell, Inc.	9,564,913	1.9

372,370		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,695,586	0.9

213,220	@	Western Digital Corp.	7,756,943	1.6

			22,017,442	4.4

		Materials: 8.8%
761,020		Boise, Inc.	5,928,346	1.2

195,742		Domtar Corp.	18,540,682	3.7

287,700		JFE Holdings, Inc.	7,912,226	1.6

578,565	@	Jsw Steel Ltd.	11,460,324	2.3

			43,841,578	8.8

		Telecommunication Services: 5.1%
503,385		Freenet AG	6,974,304	1.4

13,111,951		Telecom Italia S.p.A.	18,238,709	3.7

			25,213,013	5.1

		Utilities: 1.9%
1,398,265		NTPC Ltd.	5,855,860	1.2

1,541,637		Power Grid Corp. of India Ltd.	3,783,663	0.7

			9,639,523	1.9

	Total Common Stock
	(Cost $430,730,390)		442,477,112	88.7

SHORT-TERM INVESTMENTS: 15.5%
		Securities Lending Collateralcc: 5.0%
23,332,264		BNY Mellon Overnight Government Fund(1)	23,332,264	4.7

1,618,796	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,295,037	0.3

	Total Securities Lending Collateral
	(Cost $24,951,060)		24,627,301	5.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 10.5%
52,396,018	Blackrock Liquidity Funds TempFund Portfolio - Class I
	(Cost $52,396,018)	$52,396,018	10.5

	Total Short-Term Investments
	(Cost $77,347,078)	77,023,319	15.5

	Total Investments in Securities
	(Cost $508,077,468)*	$519,500,431	104.2
	Liabilities in Excess of Other Assets	(20,861,401)	(4.2)

	Net Assets	$498,639,030	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $523,218,225.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,508,335
Gross Unrealized Depreciation	(41,226,129)

Net Unrealized depreciation	$(3,717,794)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$52,903,574	$19,985,420	$–	$72,888,994
Energy	93,026,121	–	–	93,026,121
Financials	94,462,266	26,416,536	–	120,878,802
Health Care	31,797,477	–	–	31,797,477
Industrials	19,165,688	4,008,474	–	23,174,162
Information Technology	22,017,442	–	–	22,017,442

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Materials	$24,469,028	$19,372,550	$–	$43,841,578
Telecommunication Services	6,974,304	18,238,709	–	25,213,013
Utilities	–	9,639,523	–	9,639,523

Total Common Stock	344,815,900	97,661,212	–	442,477,112

Short-Term Investments	75,728,282	–	1,295,037	77,023,319

Total Investments, at value	$420,544,182	$97,661,212	$1,295,037	$519,500,431

Other Financial Instruments+
Forward Foreign Currency Contracts	–	102,551	–	102,551

Total Assets	$420,544,182	$97,763,763	$1,295,037	$519,602,982

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(12,978)	$–	$(12,978)

Total Liabilities	$–	$(12,978)	$–	$(12,978)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Janus Contrarian
Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First
Boston	British Pound	1,700,000	Buy	08/18/11	$2,729,010	$2,726,710	$(2,300)
HSBC	British Pound	1,380,000	Buy	07/07/11	2,216,666	2,214,640	(2,026)
HSBC	British Pound	170,000	Buy	07/07/11	272,078	272,818	740
JPMorgan Chase &Co.	British Pound	1,841,000	Buy	08/04/11	2,955,781	2,953,397	(2,384)

							$(5,970)

Credit Suisse First
Boston	British Pound	1,700,000	Sell	08/18/11	$2,720,442	$2,726,710	$(6,268)
HSBC	British Pound	1,550,000	Sell	07/07/11	2,539,148	2,487,458	51,690
JPMorgan Chase &Co.	British Pound	1,841,000	Sell	08/04/11	3,003,518	2,953,397	50,121

							$95,543

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Belgium: 0.7%
168,000		Oriflame Cosmetics S.A.	$8,283,954	0.7

		Brazil: 16.0%
909,033		All America Latina Logistica SA	7,671,140	0.7

815,435		Cia de Bebidas das Americas ADR	27,504,623	2.4

614,040		Cielo SA	15,226,571	1.3

1,079,323		Itau Unibanco Holding S.A.	25,028,481	2.1

1,766,900	@	OGX Petroleo e Gas Participacoes S.A.	16,472,877	1.4

1,274,087		Petroleo Brasileiro SA ADR	39,088,989	3.4

1,705,281		Vale S.A. ADR	49,384,938	4.3

452,700		Weg S.A.	5,198,080	0.4

			185,575,699	16.0

		Chile: 1.5%
186,701	L	Banco Santander Chile S.A. ADR	17,514,421	1.5

		China: 14.7%
4,996,000		Anhui Conch Cement Co., Ltd.	23,510,834	2.0

6,460,950		China Construction Bank	5,378,645	0.5

10,775,537		China Merchants Bank Co., Ltd.	26,157,348	2.3

1,906,500		China Mobile Ltd.	17,749,105	1.5

14,030,000		CNOOC Ltd.	33,045,998	2.8

139,411	@	New Oriental Education &Technology Group ADR	15,574,997	1.3

2,744,500		Ping An Insurance Group Co. of China Ltd.	28,465,070	2.5

2,602,000		Tsingtao Brewery Co.,Ltd.	15,076,682	1.3

2,389,000		Wumart Stores, Inc.	5,919,005	0.5

			170,877,684	14.7

		Egypt: 0.7%
179,738		Orascom Construction Industries	8,135,966	0.7

		Hong Kong: 6.0%
4,248,800		AIA Group Ltd.	14,790,190	1.3

3,246,000		China Resources Enterprise	13,300,322	1.1

2,735,000		Hang Lung Properties Ltd.	11,245,355	1.0

211,200	@	Jardine Matheson Holdings Ltd.	12,110,208	1.0

9,204,000		Li & Fung Ltd.	18,395,937	1.6

			69,842,012	6.0

		Hungary: 1.2%
409,323		OTP Bank Nyrt	$13,319,878	1.2

		India: 13.1%
503,406		ACC Ltd.	10,723,600	0.9

1,609,684		Ambuja Cements Ltd.	4,821,382	0.4

3,072,222		Bharti Airtel Ltd.	27,201,392	2.4

208,398		HDFC Bank Ltd. ADR	36,759,323	3.2

711,400		Housing Development Finance Corp.	11,277,583	1.0

491,984	L	Infosys Technologies Ltd. ADR	32,092,116	2.8

728,100		Jindal Steel & Power Ltd.	10,653,991	0.9

570,335		Reliance Capital Ltd.	7,403,644	0.6

1		Tata Motors Ltd. ADR ADR	23	0.0

474,500		United Spirits Ltd.	10,428,818	0.9

			151,361,872	13.1

		Indonesia: 3.2%
2,697,500		Astra International Tbk PT	20,051,779	1.7

17,622,000		Bank Rakyat Indonesia	13,404,097	1.2

2,332,000		Unilever Indonesia Tbk PT	4,058,210	0.3

			37,514,086	3.2

		Italy: 1.5%
374,307	L	Tenaris S.A. ADR	17,117,059	1.5

		Malaysia: 0.5%
396,100		British American Tobacco Malaysia Bhd	6,126,137	0.5

		Mexico: 3.9%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	59	0.0

4,502,264		Grupo Financiero Banorte SA de CV	20,441,590	1.8

8,329,240		Wal-Mart de Mexico SA de CV	24,720,595	2.1

			45,162,244	3.9

		Russia: 4.1%
480,500		Magnit OAO GDR	15,099,935	1.3

130,300	#	Magnit OJSC GDR	4,094,738	0.4

7,769,406		Sberbank of Russian Federation	27,838,349	2.4

			47,033,022	4.1

		South Africa: 8.6%
3,068,979		African Bank Investments Ltd.	15,629,527	1.3

2,660,870		FirstRand Ltd.	7,820,723	0.7

711,728		Impala Platinum Holdings Ltd.	19,205,504	1.6

462,832		Massmart Holdings Ltd.	9,582,848	0.8

1,017,399		MTN Group Ltd.	21,674,536	1.9

321,300		Naspers Ltd.	18,145,154	1.6

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: (continued)
1,366,261		RMB Holdings Ltd.	$5,388,355	0.5

1,263,761		RMI Holdings	2,308,179	0.2

			99,754,826	8.6

		South Korea: 11.5%
35,571	@	E-Mart Co. Ltd.	8,146,030	0.7

107,592		Hyundai Mobis	40,482,019	3.5

120,897		Hyundai Motor Co.	26,952,010	2.3

30,217		Posco	13,127,955	1.1

52,111		Samsung Electronics Co., Ltd.	40,502,200	3.5

12,563		Shinsegae Co., Ltd.	3,994,885	0.4

			133,205,099	11.5

		Taiwan: 6.0%
2,679,200		Delta Electronics, Inc.	9,870,087	0.9

6,737,360		Hon Hai Precision Industry Co., Ltd.	23,195,343	2.0

2,483,223		Taiwan Semiconductor Manufacturing Co.,Ltd.	6,258,368	0.5
2,370,362	L	Taiwan Semiconductor Manufacturing Co.,Ltd. ADR	29,890,265	2.6

			69,214,063	6.0

		Turkey: 3.0%
1,823,000		KOC Holding A/S	7,837,667	0.7

5,975,627		Turkiye Garanti Bankasi A/S	27,116,232	2.3

			34,953,899	3.0

		United States: 1.1%
313,361	@	NII Holdings, Inc.	13,280,239	1.1

	Total Common Stock
	(Cost $810,739,413)		1,128,272,160	97.3

SHORT-TERM INVESTMENTS: 8.2%
		Securities Lending Collateralcc: 8.2%
92,525,048		BNY Mellon Overnight Government Fund(1)	92,525,048	8.0

3,197,563	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,558,050	0.2

	Total Short-Term
	Investments
	(Cost $95,722,611)		95,083,098	8.2

	Total Investments in Securities
	(Cost $906,462,024)*		$1,223,355,258	105.5
	Liabilities in Excess of Other Assets		(63,722,514)	(5.5)

	Net Assets		$1,159,632,744	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $926,945,250.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$317,187,825
Gross Unrealized Depreciation	(20,777,817)

Net Unrealized appreciation	$296,410,008

Industry	Percentage of Net Assets

Consumer Discretionary	12.4%
Consumer Staples	13.0
Energy	9.1
Financials	27.6
Industrials	3.5
Information Technology	13.6
Materials	11.2
Telecommunication Services	6.9
Short-Term Investments	8.2
Other Assets and Liabilities - Net	(5.5)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Belgium	$–	$8,283,954	$–	$8,283,954
Brazil	185,575,699	–	–	185,575,699
Chile	17,514,421	–	–	17,514,421
China	21,494,002	149,383,682	–	170,877,684
Egypt	–	8,135,966	–	8,135,966
Hong Kong	12,110,208	57,731,804	–	69,842,012
Hungary	–	13,319,878	–	13,319,878
India	68,851,462	82,510,410	–	151,361,872
Indonesia	–	37,514,086	–	37,514,086
Italy	17,117,059	–	–	17,117,059
Malaysia	6,126,137	–	–	6,126,137
Mexico	45,162,244	–	–	45,162,244
Russia	27,838,349	19,194,673	–	47,033,022
South Africa	2,308,179	97,446,647	–	99,754,826
South Korea	12,140,915	121,064,184	–	133,205,099
Taiwan	29,890,265	39,323,798	–	69,214,063
Turkey	–	34,953,899	–	34,953,899
United States	13,280,239	–	–	13,280,239

Total Common Stock	459,409,179	668,862,981	–	1,128,272,160

Short-Term Investments	92,525,048	–	2,558,050	95,083,098

Total Investments, at value	$551,934,227	$668,862,981	$2,558,050	$1,223,355,258

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 17.9%
12,375		Aeropostale, Inc.	$216,563	0.1

5,200		American Axle & Manufacturing Holdings, Inc.	59,176	0.0

151,100		American Eagle Outfitters	1,926,525	0.5

36,600		American Greetings Corp.	879,864	0.2

59,400		Ameristar Casinos, Inc.	1,408,374	0.3

47,500	@,L	Bridgepoint Education, Inc.	1,187,500	0.3

85,580		Brinker International, Inc.	2,093,287	0.5

62,180		Brunswick Corp.	1,268,472	0.3

57,300		Cabela’s, Inc.	1,555,695	0.4

52,400	@	Casual Male Retail Group, Inc.	217,460	0.1

140,540		Chico’s FAS, Inc.	2,140,424	0.5

101,070		Cinemark Holdings, Inc.	2,093,160	0.5

67,200		Collective Brands, Inc.	987,168	0.2

70,900	@	Conn’s, Inc.	613,285	0.1

35,500		Cooper Tire & Rubber Co.	702,545	0.2

49,485		Cracker Barrel Old Country Store	2,440,105	0.6

274		CSS Industries, Inc.	5,735	0.0

6,200		Deckers Outdoor Corp.	546,468	0.1

46,900		Destination Maternity Corp.	937,062	0.2

69,270		Dick’s Sporting Goods, Inc.	2,663,432	0.6

41,600		Dillard’s, Inc.	2,169,024	0.5

26,900		DineEquity, Inc.	1,406,063	0.3

47,800	@	Domino’s Pizza, Inc.	1,206,472	0.3

34,849		Drew Industries, Inc.	861,467	0.2

37,200		Entercom Communications Corp.	322,896	0.1

53,700		Express, Inc.	1,170,660	0.3

28,200		Finish Line	603,480	0.1

11,200	@,L	G-III Apparel Group Ltd.	386,176	0.1

54,400		Helen of Troy Ltd.	1,878,432	0.4

122,199		Iconix Brand Group, Inc.	2,957,216	0.7

30,700		Jakks Pacific, Inc.	565,187	0.1

155,531		Jarden Corp.	5,367,375	1.3

58,500		Journal Communications, Inc.	302,445	0.1

3,700	@	Kirkland’s, Inc.	44,474	0.0

6,500		Knology, Inc.	96,525	0.0

8,000	@	Libbey, Inc.	129,760	0.0

18,300		Lifetime Brands, Inc.	214,842	0.1

11,575		Lin TV Corp.	56,370	0.0

3,200		Lincoln Educational Services Corp.	54,880	0.0

7,300		Lithia Motors, Inc.	143,299	0.0

5,400		Mac-Gray Corp.	83,430	0.0

56,800		Maidenform Brands, Inc.	1,571,088	0.4

12,400	@,L	McClatchy Co.	34,844	0.0

99,500		Monarch Casino & Resort, Inc.	$1,038,780	0.2

37,067		Morningstar, Inc.	2,252,932	0.5

34,000		Oxford Industries, Inc.	1,147,840	0.3

9,200	L	Pandora Media, Inc.	173,972	0.0

121,830		Papa John’s International, Inc.	4,052,066	0.9

112,480		Penn National Gaming, Inc.	4,537,443	1.1

46,200		Perry Ellis International, Inc.	1,166,550	0.3

43,200	L	PF Chang’s China Bistro, Inc.	1,738,368	0.4

72,350		Pool Corp.	2,156,753	0.5

39,600		Rent-A-Center, Inc.	1,210,176	0.3

38,400		Ruby Tuesday, Inc.	413,952	0.1

60,108	@,L	Ruth’s Chris Steak House	337,206	0.1

135,460		Shuffle Master, Inc.	1,267,228	0.3

99,900		Sinclair Broadcast Group, Inc.	1,096,902	0.3

53,300	L	Sonic Automotive, Inc.	780,845	0.2

1,151		Spectrum Group International	3,338	0.0

30,500		Standard Motor Products, Inc.	464,515	0.1

12,450		Steven Madden Ltd.	467,000	0.1

5,700		Sturm Ruger & Co., Inc.	125,115	0.0

30,800		Tempur-Pedic International, Inc.	2,088,856	0.5

102,310		Toll Brothers, Inc.	2,121,909	0.5

62,060		Williams-Sonoma, Inc.	2,264,569	0.5

			76,475,020	17.9

		Consumer Staples: 1.8%
19,600		Andersons, Inc.	828,100	0.2

23,100		B&G Foods, Inc.	476,322	0.1

75,400	@	Chiquita Brands International, Inc.	981,708	0.2

20,000		Darling International, Inc.	354,000	0.1

43,500	L	Dole Food Co., Inc.	588,120	0.1

8,400	@	Elizabeth Arden, Inc.	243,852	0.1

10,800		Fresh Del Monte Produce, Inc.	288,036	0.1

44,810		J&J Snack Foods Corp.	2,233,779	0.5

7,900		MGP Ingredients, Inc.	68,809	0.0

4,600	@	Natures Sunshine Prods, Inc.	89,608	0.0

22,100		Prestige Brands Holdings, Inc.	283,764	0.1

15,800	@	Revlon, Inc. - Class A	265,440	0.1

39,800		Spartan Stores, Inc.	777,294	0.2

3,500		TreeHouse Foods, Inc.	191,135	0.0

			7,669,967	1.8

		Energy: 6.0%
1,700		Apco Oil and Gas International, Inc.	147,781	0.0

46,995		Approach Resources, Inc.	1,065,377	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
7,200		Basic Energy Services, Inc.	$226,584	0.1

6,700		Cal Dive International, Inc.	40,066	0.0

50,600	@	Callon Petroleum Co.	355,212	0.1

25,490		Cimarex Energy Co.	2,292,061	0.5

13,900	@	Clayton Williams Energy, Inc.	834,695	0.2

10,700	@	Cloud Peak Energy, Inc.	227,910	0.1

4,800		Complete Production Services, Inc.	160,128	0.0

10,200		Delek US Holdings, Inc.	160,140	0.0

16,400	L	DHT Maritime, Inc.	62,812	0.0

66,500		EXCO Resources, Inc.	1,173,725	0.3

96,783	L	Exterran Holdings, Inc.	1,919,207	0.4

3,900	L	Frontline Ltd.	57,486	0.0

7,800		Georesources, Inc.	175,422	0.0

1,300	@	Gevo, Inc.	20,449	0.0

28,100	@	Gulfmark Offshore, Inc.	1,241,739	0.3

52,700		Gulfport Energy Corp.	1,564,663	0.4

25,100		ION Geophysical Corp.	237,446	0.1

28,600	@,L	KiOR, Inc.	433,290	0.1

10,000		Lufkin Industries, Inc.	860,500	0.2

6,000		Matrix Service Co.	80,280	0.0

35,600	L	McMoRan Exploration Co.	657,888	0.2

26,300	@	Newpark Resources	238,541	0.1

2,200	L	OYO Geospace Corp.	220,000	0.1

120,250		Patterson-UTI Energy, Inc.	3,801,102	0.9

21,900	L	Petroquest Energy, Inc.	153,738	0.0

72,540	@,L	Resolute Energy Corp.	1,172,246	0.3

16,050	L	RPC, Inc.	393,867	0.1

5,100	@	Solazyme, Inc.	117,147	0.0

44,470	L	Tidewater, Inc.	2,392,931	0.6

33,100	@	Vaalco Energy, Inc.	199,262	0.0

55,500		W&T Offshore, Inc.	1,449,660	0.3

37,300	@	Warren Resources, Inc.	142,113	0.0

13,700	@,L	Western Refining, Inc.	247,559	0.1

31,100		World Fuel Services Corp.	1,117,423	0.3

			25,640,450	6.0

		Financials: 20.9%
11,200		Advance America Cash Advance Centers, Inc.	77,168	0.0

1,000		Alliance Financial Corp.	30,530	0.0

12,977		American Campus Communities, Inc.	460,943	0.1

123,800	L	American Equity Investment Life Holding Co.	1,573,498	0.4

4,300	@	American Safety Insurance Holdings Ltd.	82,302	0.0

203,000		Anworth Mortgage Asset Corp.	1,524,530	0.4

149,300		Ashford Hospitality Trust, Inc.	1,858,785	0.4

21,700		Aspen Insurance Holdings Ltd.	558,341	0.1

130,860		Associated Banc-Corp.	$1,818,954	0.4

29,300		Associated Estates Realty Corp.	476,125	0.1

50,950	L	BGC Partners, Inc.	393,843	0.1

17,700		BioMed Realty Trust, Inc.	340,548	0.1

10,500		Banco Latinoamericano de Exportaciones S.A.	181,860	0.0

8,600		OceanFirst Financial Corp.	111,370	0.0

146,905		Calamos Asset Management, Inc.	2,133,061	0.5

14,100		Capital Lease Funding, Inc.	69,231	0.0

103,700		Capstead Mortgage Corp.	1,389,580	0.3

42,700		Cash America International, Inc.	2,471,049	0.6

23,000		Cathay General Bancorp.	376,970	0.1

42,800		CBL & Associates Properties, Inc.	775,964	0.2

9,900		Citizens & Northern Corp.	149,193	0.0

11,100		City Holding Co.	366,633	0.1

93,300	@	CNO Financial Group, Inc.	738,003	0.2

9,915		Colonial Properties Trust	202,266	0.1

15,400		Community Bank System, Inc.	381,766	0.1

4,570		Community Trust Bancorp., Inc.	126,680	0.0

85,725		DCT Industrial Trust, Inc.	448,342	0.1

22,700		Delphi Financial Group	663,067	0.2

28,025		Developers Diversified Realty Corp.	395,153	0.1

10,400		Diamond Hill Investment Group, Inc.	845,416	0.2

9,300		Dime Community Bancshares	135,222	0.0

55,092		Dollar Financial Corp.	1,192,742	0.3

50,900		Doral Financial Corp.	99,764	0.0

11,100		East-West Bancorp., Inc.	224,331	0.1

74,091		EastGroup Properties, Inc.	3,149,608	0.7

16,800		Education Realty Trust, Inc.	143,976	0.0

85,434	@,L	eHealth, Inc.	1,141,398	0.3

31,900		Encore Capital Group, Inc.	979,968	0.2

6,300		Enterprise Financial Services Corp.	85,239	0.0

89,296		Epoch Holding Corp.	1,593,934	0.4

2,900		Equity Lifestyle Properties, Inc.	181,076	0.0

14,000		Financial Institutions, Inc.	229,880	0.1

36,600		First Busey Corp.	193,614	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
169,900		First Commonwealth Financial Corp.	$975,226	0.2

16,900		First Community Bancshares, Inc.	236,600	0.1

162,042	L	First Financial Bancorp.	2,704,481	0.6

52,775		First Industrial Realty Trust, Inc.	604,274	0.1

13,100		First Merchants Corp.	117,114	0.0

14,237		First Niagara Financial Group, Inc.	187,928	0.1

7,587		First of Long Island Corp.	211,601	0.1

38,076	@,L	First Republic Bank	1,229,093	0.3

37,422	@	FirstService Corp.	1,292,556	0.3

18,500		Flagstone Reinsurance Holdings S.A.	155,955	0.0

43,000	L	FNB Corp.	445,050	0.1

10,100		Gladstone Capital Corp.	93,324	0.0

25,500		Glimcher Realty Trust	242,250	0.1

34,110	L	Greenhill & Co., Inc.	1,835,800	0.4

189,124		HFF, Inc.	2,853,881	0.7

4,600		Home Properties, Inc.	280,048	0.1

5,100		Horace Mann Educators Corp.	79,611	0.0

707		Hudson Valley Holding Corp.	13,652	0.0

13,500		Huntington Bancshares, Inc.	88,560	0.0

77,859		IBERIABANK Corp.	4,487,793	1.1

4,600		IDT Corp.	124,292	0.0

19,500	@,L	Imperial Holdings, Inc.	198,120	0.1

11,130		International Bancshares Corp.	186,205	0.1

184,300		Janus Capital Group, Inc.	1,739,792	0.4

44,560		JMP Group, Inc.	313,257	0.1

95,226		KBW, Inc.	1,780,726	0.4

34,100		Knight Capital Group, Inc.	375,782	0.1

7,175		Lakeland Bancorp, Inc.	71,606	0.0

6,100		Lakeland Financial Corp.	135,786	0.0

18,300		LaSalle Hotel Properties	482,022	0.1

152,599		Lexington Realty Trust	1,393,229	0.3

7,700		MainSource Financial Group, Inc.	63,910	0.0

1,600	@	Marlin Business Services Corp.	20,240	0.0

32,900		Meadowbrook Insurance Group, Inc.	326,039	0.1

700		Merchants Bancshares, Inc.	17,129	0.0

108,300		MFA Mortgage Investments, Inc.	870,732	0.2

43,380		Mid-America Apartment Communities, Inc.	2,926,849	0.7

4,300		Mission West Properties	37,754	0.0

4,300	@,L	MPG Office Trust, Inc.	12,298	0.0

39,100		Nara Bancorp., Inc.	317,883	0.1

2,700	L	National Bankshares, Inc.	$67,608	0.0

40,700		National Financial Partners Corp.	469,678	0.1

109,920	L	National Retail Properties, Inc.	2,694,139	0.6

6,100		NBT Bancorp., Inc.	134,993	0.0

22,100		Nelnet, Inc.	487,526	0.1

53,700	@	Ocwen Financial Corp.	685,212	0.2

23,200		Omega Healthcare Investors, Inc.	487,432	0.1

3,100		Oppenheimer Holdings, Inc.	87,451	0.0

8,100		OptionsXpress Holdings, Inc.	135,108	0.0

46,300		Oriental Financial Group	596,807	0.1

9,400		Parkway Properties, Inc.	160,364	0.0

3,100		Pebblebrook Hotel Trust	62,589	0.0

45,800	L	Pennsylvania Real Estate Investment Trust	719,060	0.2

2,600	L	Peoples Bancorp., Inc.	29,302	0.0

40,500	@,L	PHH Corp.	831,060	0.2

42,400	L	Pinnacle Financial Partners, Inc.	659,744	0.2

7,400		Portfolio Recovery Associates, Inc.	627,446	0.2

74,350		ProAssurance Corp.	5,204,500	1.2

19,360		Prospect Capital Corp.	195,730	0.1

7,000		Prosperity Bancshares, Inc.	306,740	0.1

7,000		PS Business Parks, Inc.	385,700	0.1

7,200		Pzena Investment Management, Inc.	40,896	0.0

31,400		Radian Group, Inc.	132,822	0.0

8,300		Ramco-Gershenson Properties	102,754	0.0

2,000		Renasant Corp.	28,980	0.0

4,957		Republic Bancorp., Inc.	98,644	0.0

22,440	L	RLI Corp.	1,389,485	0.3

69,400		RLJ Lodging Trust	1,205,478	0.3

5,600		Safety Insurance Group, Inc.	235,424	0.1

15,500		Selective Insurance Group	252,185	0.1

40,300		Senior Housing Properties Trust	943,423	0.2

16,400		Sierra Bancorp.	185,648	0.0

6,789		Southside Bancshares, Inc.	134,762	0.0

35,900		Southwest Bancorp., Inc.	351,461	0.1

20,550		Sterling Bancshares, Inc.	167,688	0.0

73,800	@	Strategic Hotel Capital, Inc.	522,504	0.1

4,300		Sun Communities, Inc.	160,433	0.0

40,100		Susquehanna Bancshares, Inc.	320,800	0.1

6,500		SVB Financial Group	388,115	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
19,500		Trustco Bank Corp.	$95,550	0.0

303,763		Umpqua Holdings Corp.	3,514,538	0.8

7,900		WesBanco, Inc.	155,314	0.0

6,700		West BanCorp., Inc.	59,027	0.0

5,000		Westamerica Bancorp.	246,250	0.1

225,133	@	Western Alliance Bancorp.	1,598,444	0.4

80,100		Wilshire Bancorp., Inc.	235,494	0.1

30,300	L	World Acceptance, Corp.	1,986,771	0.5

			89,481,450	20.9

		Health Care: 11.4%
22,100	@	Achillion Pharmaceuticals, Inc.	164,424	0.0

27,900		Acorda Therapeutics, Inc.	901,449	0.2

39,600	@	Aegerion Pharmaceuticals, Inc.	623,700	0.2

17,800	@	Affymax, Inc.	122,286	0.0

25,400		Align Technology, Inc.	579,120	0.1

9,000		AMERIGROUP Corp.	634,230	0.2

65,200	@	Anadys Pharmaceuticals, Inc.	65,852	0.0

85,000	@,L	Ariad Pharmaceuticals, Inc.	963,050	0.2

28,825	@,L	BioCryst Pharmaceuticals, Inc.	110,112	0.0

24,200	@	BioMimetic Therapeutics, Inc.	123,904	0.0

42,101	@,L	Cadence Pharmaceuticals, Inc.	387,329	0.1

41,100		Cantel Medical Corp.	1,106,001	0.3

8,800	@	Cardiome Pharma Corp.	39,160	0.0

35,100	@	Chelsea Therapeutics International, Inc.	179,010	0.0

132,500	@	Continucare Corp.	818,850	0.2

149,870		Coventry Health Care, Inc.	5,465,759	1.3

91,590	@,L	Cumberland Pharmaceuticals, Inc.	526,642	0.1

189,500	@,L	Dynavax Technologies Corp.	521,125	0.1

13,800	@,L	DynaVox, Inc.	104,880	0.0

17,400	@	Enzo Biochem, Inc.	73,950	0.0

3,500	@,L	ePocrates, Inc.	64,540	0.0

245,400	@	Five Star Quality Care, Inc.	1,425,774	0.3

6,800		GenMark Diagnostics, Inc.	39,644	0.0

26,200		Gentiva Health Services, Inc.	545,746	0.1

10,400		Greatbatch, Inc.	278,928	0.1

55,800	@	Halozyme Therapeutics, Inc.	385,578	0.1

22,800		Hanger Orthopedic Group, Inc.	557,916	0.1

42,700		Healthspring, Inc.	1,968,897	0.5

27,960	L	Idexx Laboratories, Inc.	2,168,578	0.5

31,200		Immucor, Inc.	637,104	0.2

28,300	@,L	Immunomedics, Inc.	115,181	0.0

34,100		Impax Laboratories, Inc.	$743,039	0.2

39,900	L	Incyte Corp.	755,706	0.2

15,900	L	Integra LifeSciences Holdings Corp.	760,179	0.2

33,200		Invacare Corp.	1,101,908	0.3

15,000	@,L	Ironwood Pharmaceuticals, Inc.	235,800	0.1

21,720		Kindred Healthcare, Inc.	466,328	0.1

20,200	@,L	Medivation, Inc.	432,886	0.1

80,400	@	Metropolitan Health Networks, Inc.	385,116	0.1

37,600	L	Momenta Pharmaceuticals, Inc.	731,696	0.2

40,720		MWI Veterinary Supply, Inc.	3,288,954	0.8

121,600		Omnicell, Inc.	1,895,744	0.4

10,400		Onyx Pharmaceuticals, Inc.	367,120	0.1

11,300	@	Orthofix International NV	479,911	0.1

23,250		Owens & Minor, Inc.	801,893	0.2

10,200	@,L	Pacific Biosciences of California, Inc.	119,340	0.0

13,600		Par Pharmaceutical Cos., Inc.	448,528	0.1

71,300		PharMerica Corp.	909,788	0.2

5,400	@	Providence Service Corp.	68,310	0.0

134,330	L	PSS World Medical, Inc.	3,762,583	0.9

8,100	@	Sagent Pharmaceuticals, Inc.	218,538	0.1

7,300		Salix Pharmaceuticals Ltd.	290,759	0.1

53,100		Savient Pharmaceuticals, Inc.	397,719	0.1

26,000	L	Seattle Genetics, Inc.	533,520	0.1

24,700		Select Medical Holdings Corp.	219,089	0.1

11,200	@	Sirona Dental Systems, Inc.	594,720	0.1

7,800	@	Targacept, Inc.	164,346	0.0

14,600	@,L	Triple-S Management Corp.	317,258	0.1

4,700		US Physical Therapy, Inc.	116,231	0.0

47,600		Vanguard Health Systems, Inc.	817,292	0.2

108,240		VCA Antech, Inc.	2,294,688	0.5

68,200		WellCare Health Plans, Inc.	3,506,162	0.8

			48,923,870	11.4

		Industrials: 14.6%
251,270	@	ACCO Brands Corp.	1,972,469	0.5

18,100		Acuity Brands, Inc.	1,009,618	0.2

15,300	@	Aircastle Ltd.	194,616	0.0

12,300		Alaska Air Group, Inc.	842,058	0.2

41,338		Altra Holdings, Inc.	991,699	0.2

23,875		Applied Industrial Technologies, Inc.	850,189	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
24,225		Atlas Air Worldwide Holdings, Inc.	$1,441,630	0.3

16,900		Barnes Group, Inc.	419,289	0.1

9,600		Beacon Roofing Supply, Inc.	219,072	0.1

133,300	@,L	Cenveo, Inc.	853,120	0.2

6,300		Ceradyne, Inc.	245,637	0.1

14,812		CIRCOR International, Inc.	634,398	0.1

7,400	@	Columbus McKinnon Corp.	132,904	0.0

137,483		Comfort Systems USA, Inc.	1,458,695	0.3

4,660		CoStar Group, Inc.	276,245	0.1

3,800		Curtiss-Wright Corp.	123,006	0.0

66,300		Deluxe Corp.	1,638,273	0.4

4,200	@	Dollar Thrifty Automotive Group	309,708	0.1

99,890		Douglas Dynamics, Inc.	1,577,263	0.4

32,200		EMCOR Group, Inc.	943,782	0.2

20,900	@	EnerSys	719,378	0.2

38,700		EnPro Industries, Inc.	1,860,309	0.4

16,300		Esterline Technologies Corp.	1,245,320	0.3

51,000	@	Force Protection, Inc.	253,215	0.1

27,007		Forward Air Corp.	912,566	0.2

126,000		Gencorp, Inc.	808,920	0.2

3,225		Gibraltar Industries, Inc.	36,507	0.0

5,700	@	GP Strategies Corp.	77,862	0.0

78,900	@	Hawaiian Holdings, Inc.	449,730	0.1

5,862		Heico Corp.	320,886	0.1

120,767		Herman Miller, Inc.	3,287,278	0.8

15,400		Insteel Industries, Inc.	193,116	0.0

6,920	@	Interline Brands, Inc.	127,120	0.0

15,700	@	Kadant, Inc.	494,707	0.1

142,990	@	KAR Holdings, Inc.	2,703,941	0.6

75,380		Kaydon Corp.	2,813,182	0.7

93,770		Knight Transportation, Inc.	1,593,152	0.4

34,500		Knoll, Inc.	692,415	0.2

13,700	@	LMI Aerospace, Inc.	334,691	0.1

62,600	@	Mastec, Inc.	1,234,472	0.3

10,400		Metalico, Inc.	61,360	0.0

63,710		NCI Building Systems, Inc.	725,657	0.2

39,100	@	NN, Inc.	584,936	0.1

3,200		Polypore International, Inc.	217,088	0.1

61,900	@	Quality Distribution, Inc.	805,938	0.2

67,961	@	RBC Bearings, Inc.	2,566,207	0.6

50,600		Regal-Beloit Corp.	3,378,562	0.8

5,300		Robbins & Myers, Inc.	280,105	0.1

27,700	@	SeaCube Container Leasing Ltd.	475,886	0.1

15,800		Skywest, Inc.	237,948	0.1

2,800		Standex International Corp.	85,876	0.0

6,900	@	Team, Inc.	166,497	0.0

13,500		Toro Co.	816,750	0.2

50,690		TransDigm Group, Inc.	4,622,421	1.1

28,000	@	Trimas Corp.	693,000	0.2

18,925		Triumph Group, Inc.	$1,884,551	0.4

31,200		Tutor Perini Corp.	598,416	0.1

7,200		Unifirst Corp.	404,568	0.1

15,100		United Rentals, Inc.	383,540	0.1

11,800		United Stationers, Inc.	418,074	0.1

28,500		Wabtec Corp.	1,873,020	0.4

151,220		Waste Connections, Inc.	4,798,211	1.1

3,400		Watts Water Technologies, Inc.	120,394	0.0

2,600	L	Zipcar, Inc.	53,066	0.0

			62,544,509	14.6

		Information Technology: 13.8%
45,700	@,L	Active Network, Inc./The	804,320	0.2

21,223	@	Actuate Corp.	124,155	0.0

9,100	@	Alpha & Omega Semiconductor Ltd.	120,575	0.0

71,500	@,L	Amkor Technology, Inc.	441,155	0.1

47,190		Anixter International, Inc.	3,083,395	0.7

94,050	@,L	Archipelago Learning, Inc.	927,333	0.2

6,300		Ariba, Inc.	217,161	0.1

69,920		Arris Group, Inc.	811,771	0.2

72,700		Aspen Technology, Inc.	1,248,986	0.3

20,800		Black Box Corp.	650,416	0.2

47,350	L	Blackboard, Inc.	2,054,516	0.5

9,000		Blue Coat Systems, Inc.	196,740	0.0

29,200		Brightpoint, Inc.	236,812	0.1

19,800		Brooks Automation, Inc.	215,028	0.1

7,000		CACI International, Inc.	441,560	0.1

48,900		Ciber, Inc.	271,395	0.1

61,500		Cirrus Logic, Inc.	977,850	0.2

11,800		Comtech Telecommunications	330,872	0.1

16,100	@,L	Cornerstone OnDemand, Inc.	284,165	0.1

10,100		CSG Systems International	186,648	0.0

12,300		Daktronics, Inc.	132,717	0.0

13,500		DDi Corp.	128,790	0.0

3,100	@	Deltek, Inc.	23,219	0.0

6,000	@,L	Demand Media, Inc.	81,300	0.0

77,830	@	DemandTec, Inc.	708,253	0.2

91,461	@	Dice Holdings, Inc.	1,236,553	0.3

8,600	L	Ebix, Inc.	163,830	0.0

4,300		EMS Technologies, Inc.	141,771	0.0

61,630		Entegris, Inc.	623,696	0.1

4,100	@	Fabrinet	99,548	0.0

5,325		FEI Co.	203,362	0.0

12,800	@,L	Fusion-io, Inc.	385,152	0.1

10,400		Gartner, Inc.	419,016	0.1

142,000	L	GT Solar International, Inc.	2,300,400	0.5

22,000	@	Hypercom Corp.	216,260	0.1

9,700	@	Imation Corp.	91,568	0.0

13,800		Insight Enterprises, Inc.	244,398	0.1

121,300		Intersil Corp.	1,558,705	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
65,488		JDA Software Group, Inc.	$2,022,924	0.5

7,800		Keynote Systems, Inc.	168,714	0.0

201,400		Kulicke & Soffa Industries, Inc.	2,243,596	0.5

35,650		Lattice Semiconductor Corp.	232,438	0.1

26,300	@	Lawson Software, Inc.	295,086	0.1

4,700		Littelfuse, Inc.	275,984	0.1

42,600	@	Magma Design Automation, Inc.	340,374	0.1

6,100		Mantech International Corp.	270,962	0.1

2,800		MAXIMUS, Inc.	231,644	0.1

3,500	@	Measurement Specialties, Inc.	124,950	0.0

22,500		Micrel, Inc.	238,050	0.1

57,270		Micros Systems, Inc.	2,846,892	0.7

12,200		MKS Instruments, Inc.	322,324	0.1

119,725		Monotype Imaging Holdings, Inc.	1,691,714	0.4

5,700	@	NeoPhotonics Corp.	39,444	0.0

9,900		Netgear, Inc.	432,828	0.1

11,200		Netscout Systems, Inc.	233,968	0.1

47,197	L	NetSuite, Inc.	1,850,122	0.4

20,200		Newport Corp.	367,034	0.1

6,400		Oplink Communications, Inc.	119,232	0.0

25,960		Parametric Technology Corp.	595,263	0.1

21,400	@	Photronics, Inc.	181,258	0.0

14,800		Plantronics, Inc.	540,644	0.1

12,300		Plexus Corp.	428,163	0.1

80,900		PMC - Sierra, Inc.	612,413	0.1

13,000		Polycom, Inc.	835,900	0.2

17,700	@,L	Power-One, Inc.	143,370	0.0

16,300		Progress Software Corp.	393,319	0.1

15,200		Quest Software, Inc.	345,496	0.1

24,695		Radisys Corp.	180,026	0.0

5,400		Responsys, Inc.	95,742	0.0

4,600		Rovi Corp.	263,856	0.1

21,580	@	SciQuest, Inc.	368,802	0.1

11,100	@	ServiceSource International, Inc.	246,642	0.1

56,200		Skyworks Solutions, Inc.	1,291,476	0.3

46,550	L	SolarWinds, Inc.	1,216,817	0.3

63,820		Solera Holdings, Inc.	3,775,591	0.9

3,000		SS&C Technologies Holdings, Inc.	59,610	0.0

37,272		SuccessFactors, Inc.	1,095,797	0.3

25,300		Symmetricom, Inc.	147,499	0.0

8,800	L	Synaptics, Inc.	226,512	0.1

17,200		SYNNEX Corp.	545,240	0.1

66,100		Take-Two Interactive Software, Inc.	1,010,008	0.2

44,700	@	TeleNav, Inc.	792,531	0.2

11,000		TeleTech Holdings, Inc.	231,880	0.1

287,800		THQ, Inc.	1,041,836	0.2

26,100		TIBCO Software, Inc.	757,422	0.2

18,000		Triquint Semiconductor, Inc.	$183,420	0.0

22,800		TTM Technologies, Inc.	365,256	0.1

10,120	@	Unisys Corp.	260,084	0.1

104,153		United Online, Inc.	628,043	0.1

16,300	@,L	Vasco Data Security Intl.	202,935	0.0

15,200		Verifone Holdings, Inc.	674,120	0.2

17,200	@,L	VirnetX Holding Corp.	497,768	0.1

26,450	@	Vocus, Inc.	809,634	0.2

12,200		Websense, Inc.	316,834	0.1

45,500	@	Westell Technologies, Inc.	162,435	0.0

11,700		Wright Express Corp.	609,219	0.1

17,000	@	Xyratex Ltd.	174,420	0.0

			59,038,952	13.8

		Materials: 7.4%
26,700		Airgas, Inc.	1,870,068	0.4

73,260		Aptargroup, Inc.	3,834,429	0.9

18,000		Boise, Inc.	140,220	0.0

42,200		Buckeye Technologies, Inc.	1,138,556	0.3

22,500		Century Aluminum Co.	352,125	0.1

24,300		Coeur d’Alene Mines Corp.	589,518	0.1

21,360		Compass Minerals International, Inc.	1,838,455	0.4

87,350	@	Crown Holdings, Inc.	3,390,927	0.8

66,500		Georgia Gulf Corp.	1,605,310	0.4

124,000	@	Graphic Packaging Holding Co.	674,560	0.2

15,900		HB Fuller Co.	388,278	0.1

19,000		Hecla Mining Co.	146,110	0.0

17,100		Innophos Holdings, Inc.	834,480	0.2

18,900		Koppers Holdings, Inc.	716,877	0.2

10,100		Kraton Performance Polymers, Inc.	395,617	0.1

103,700	@	Noranda Aluminum Holding Corp.	1,570,018	0.4

47,900		PolyOne Corp.	741,013	0.2

20,500		Rock-Tenn Co.	1,359,970	0.3

6,500		Schweitzer-Mauduit International, Inc.	364,975	0.1

44,920		Scotts Miracle-Gro Co.	2,304,845	0.6

135,790		Silgan Holdings, Inc.	5,563,316	1.3

25,300	@	Solutia, Inc.	578,105	0.1

44,150		Worthington Industries	1,019,865	0.2

			31,417,637	7.4

		Telecommunication Services: 1.4%
10,600	@	Boingo Wireless, Inc.	96,248	0.0

456,000		Cincinnati Bell, Inc.	1,513,920	0.4

18,300		Consolidated Communications Holdings, Inc.	355,752	0.1

12,200		Neutral Tandem, Inc.	212,524	0.1

108,661		NTELOS Holdings Corp.	2,218,858	0.5

70,300	@	Premier Global Services, Inc.	560,994	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
224,900	@	Vonage Holdings Corp.	$991,809	0.2

			5,950,105	1.4

		Utilities: 3.0%
4,600		Central Vermont Public Service Corp.	166,290	0.0

3,600		Chesapeake Utilities Corp.	144,108	0.0

36,900		El Paso Electric Co.	1,191,870	0.3

21,500		Idacorp, Inc.	849,250	0.2

5,300		Laclede Group, Inc.	200,499	0.0

5,000	L	MGE Energy, Inc.	202,650	0.1

16,250		New Jersey Resources Corp.	724,912	0.2

1,525		Nicor, Inc.	83,479	0.0

52,520	L	Northwest Natural Gas Co.	2,370,228	0.6

91,710		NorthWestern Corp.	3,036,518	0.7

92,500		Portland General Electric Co.	2,338,400	0.5

9,200	L	Southwest Gas Corp.	355,212	0.1

8,100		Unisource Energy Corp.	302,373	0.1

16,600		Westar Energy, Inc.	446,706	0.1

5,900		WGL Holdings, Inc.	227,091	0.1

			12,639,586	3.0

	Total Common Stock
	(Cost $339,441,798)		419,781,546	98.2

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
600,000	S	0.750%, due
		11/30/2011	601,711	0.1

	Total U.S. Treasury Obligations
	(Cost $601,121)		601,711	0.1

	Total Long-Term Investments
	(Cost $340,042,919)		420,383,257	98.3

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 9.9%
		Securities Lending Collateralcc: 8.3%
34,524,331		BNY Mellon Overnight Government Fund(1)	34,524,331	8.1

1,121,269	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	897,015	0.2

		Total Securities Lending Collateral
		(Cost $35,645,600)	35,421,346	8.3

		Mutual Funds: 1.6%
6,872,709		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $6,872,709)	$6,872,709	1.6

		Total Short-Term Investments
		(Cost $42,518,309)	42,294,055	9.9

		Total Investments in Securities
		(Cost $382,561,228)*	$462,677,312	108.2
		Liabilities in Excess of Other Assets	(34,943,432)	(8.2)

		Net Assets	$427,733,880	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $388,069,862.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$94,610,219
Gross Unrealized Depreciation	(20,002,769)

Net Unrealized appreciation	$74,607,450

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$419,781,546	$–	$–	$419,781,546
Short-Term Investments	41,397,040	–	897,015	42,294,055
U.S. Treasury Obligations	–	601,711	–	601,711

Total Investments, at value	$461,178,586	$601,711	$897,015	$462,677,312

Other Financial Instruments+
Futures	140,390	–	–	140,390

Total Assets	$461,318,976	$601,711	$897,015	$462,817,702

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000® Mini Index	41	09/16/11	$4,292,080	$140,390

			$4,292,080	$140,390

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGE CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value		Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 15.3%
231,260		Bed Bath & Beyond,Inc.	$13,498,646	1.4

137,560		Coach, Inc.	8,794,211	0.9

607,840		Comcast Corp. – Class A	15,402,666	1.7

375,470		DIRECTV	19,081,385	2.0

271,040		Harley-Davidson, Inc.	11,104,509	1.2

803,420		Interpublic Group of Cos., Inc.	10,042,750	1.1

458,540		Macy’s, Inc.	13,407,710	1.4

305,670		McDonald’s Corp.	25,774,094	2.8

24,980		Priceline.com, Inc.	12,788,011	1.4

395,939		Wyndham Worldwide Corp.	13,323,347	1.4

			143,217,329	15.3

		Consumer Staples: 11.6%
523,960		Coca-Cola Enterprises,Inc.	15,289,153	1.6

170,450		Herbalife Ltd.	9,824,738	1.0

245,030		Hershey Co.	13,929,956	1.5

80,700		Lorillard, Inc.	8,785,809	0.9

401,260		Philip Morris International, Inc.	26,792,130	2.9

199,750		Procter & Gamble Co.	12,698,107	1.4

185,930		Wal-Mart Stores, Inc.	9,880,320	1.1

179,206		Whole Foods Market,Inc.	11,370,621	1.2

			108,570,834	11.6

		Energy: 11.6%
426,761		Arch Coal, Inc.	11,377,448	1.2

123,390		ConocoPhillips	9,277,694	1.0

641,910		ExxonMobil Corp.	52,238,636	5.6

206,840		National Oilwell Varco,Inc.	16,176,957	1.7

190,470		Range Resources Corp.	10,571,085	1.1

224,280		Suncor Energy, Inc.	8,769,348	1.0

			108,411,168	11.6

		Financials: 4.3%
306,378		American Express Co.	15,839,743	1.7

598,910		Blackstone Group LP	9,917,950	1.0

149,175		Lazard Ltd.	5,534,392	0.6

148,610		Prudential Financial,Inc.	9,450,110	1.0

			40,742,195	4.3

		Health Care: 9.8%
167,536		AmerisourceBergen Corp.	6,935,990	0.7

89,470		Biogen Idec, Inc.	9,566,132	1.0

186,060		Cardinal Health, Inc.	8,450,845	0.9

253,890		Covidien PLC	13,514,565	1.5

141,510		Johnson & Johnson	9,413,245	1.0

124,520		Laboratory Corp. of America Holdings	12,052,291	1.3

210,490		St. Jude Medical, Inc.	10,036,163	1.1

107,490		Waters Corp.	10,291,093	1.1

162,930	L	Watson Pharmaceuticals, Inc.	$11,198,179	1.2

			91,458,503	9.8

		Industrials: 10.3%
150,880		Cooper Industries PLC	9,003,010	1.0

415,900		Danaher Corp.	22,038,541	2.3

176,790		Dover Corp.	11,986,362	1.3

482,960		General Electric Co.	9,108,626	1.0

176,480		Roper Industries, Inc.	14,700,784	1.6

209,550		United Technologies Corp.	18,547,270	2.0

309,150		Verisk Analytics, Inc.	10,702,773	1.1

			96,087,366	10.3

		Information Technology: 28.5%
356,360		Adobe Systems, Inc.	11,207,522	1.2

236,090		Analog Devices, Inc.	9,240,563	1.0

150,190		Apple, Inc.	50,414,277	5.4

180,020		Autodesk, Inc.	6,948,772	0.7

258,390		BMC Software, Inc.	14,133,933	1.5

285,600		Broadcom Corp.	9,607,584	1.0

179,390		Citrix Systems, Inc.	14,351,200	1.5

48,865		Google, Inc. - Class A	24,744,259	2.7

225,860		Intuit, Inc.	11,713,099	1.3

704,280		Marvell Technology Group Ltd.	10,398,694	1.1

1,121,880		Microsoft Corp.	29,168,880	3.1

283,620	L	NetApp, Inc.	14,969,463	1.6

839,367		Oracle Corp.	27,623,568	3.0

416,540		Qualcomm, Inc.	23,655,307	2.5

243,610	L	VeriSign, Inc.	8,151,191	0.9

			266,328,312	28.5

		Materials: 6.4%
135,710		Albemarle Corp.	9,391,132	1.0

104,990		Cliffs Natural
		Resources, Inc.	9,706,325	1.0

163,350		EI Du Pont de Nemours
		& Co.	8,829,068	1.0

281,030		Monsanto Co.	20,385,916	2.2

156,870		Sigma-Aldrich Corp.	11,511,121	1.2

			59,823,562	6.4

	Total Common Stock
	(Cost $824,279,205)		914,639,269	97.8

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc: 2.0%
18,482,821		BNY Mellon Overnight Government Fund(1)	18,482,821	2.0

154,628	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	123,702	0.0

	Total Securities Lending Collateral (Cost $18,637,449)		18,606,523	2.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGE CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares	Value		Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.1%
19,742,000	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $19,742,000)	$19,742,000	2.1

	Total Short-Term Investments (Cost $38,379,449)	38,348,523	4.1

	Total Investments in Securities (Cost $862,658,654)*	$952,987,792	101.9
	Liabilities in Excess of Other Assets	(17,634,140)	(1.9)

	Net Assets	$935,353,652	100.0

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $862,864,415.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,585,766
Gross Unrealized Depreciation	(12,462,389)

Net Unrealized appreciation	$90,123,377

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$914,639,269	$–	$–	$914,639,269
Short-Term Investments	38,224,821	–	123,702	38,348,523

Total Investments, at value	$952,864,090	$–	$123,702	$952,987,792

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGE CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Consumer Discretionary: 7.7%
263,200		American Eagle Outfitters	$3,355,800	1.1

296,400		Comcast Corp. – Class A	7,510,776	2.4

127,100	L	Garmin Ltd.	4,198,113	1.4

402,253	L	Regal Entertainment Group	4,967,825	1.6

234,500		Staples, Inc.	3,705,100	1.2

			23,737,614	7.7

		Consumer Staples: 8.8%
155,100		Altria Group, Inc.	4,096,191	1.3

48,400		Kimberly-Clark Corp.	3,221,504	1.1

93,200		Molson Coors Brewing Co.	4,169,768	1.4

155,000		Procter & Gamble Co.	9,853,350	3.2

105,900		Wal-Mart Stores, Inc.	5,627,526	1.8

			26,968,339	8.8

		Energy: 13.5%
51,800		Arch Coal, Inc.	1,380,988	0.4

132,300		Chevron Corp.	13,605,732	4.4

112,800		ConocoPhillips	8,481,432	2.8

44,300	L	Diamond Offshore Drilling	3,119,163	1.0

100,900		ExxonMobil Corp.	8,211,242	2.7

220,300		Pengrowth Energy Corp.	2,771,374	0.9

54,100		Royal Dutch Shell PLC - Class A ADR	3,848,133	1.3

			41,418,064	13.5

		Financials: 25.0%
151,000	L	AllianceBernstein Holding LP	2,935,440	1.0

67,900		Ameriprise Financial, Inc.	3,916,472	1.3

95,900		Axis Capital Holdings Ltd.	2,969,064	1.0

315,400		Bank of America Corp.	3,456,784	1.1

64,100		Bank of Hawaii Corp.	2,981,932	1.0

129,500		BB&T Corp.	3,475,780	1.1

252,400		Blackstone Group LP	4,179,744	1.4

49,000	L	Cullen/Frost Bankers, Inc.	2,785,650	0.9

61,100		Entertainment Properties Trust	2,853,370	0.9

250,900		First Niagara Financial Group, Inc.	3,311,880	1.1

262,500		JPMorgan Chase & Co.	10,746,750	3.5

354,100		MFA Mortgage Investments, Inc.	2,846,964	0.9

281,900		People's United Financial, Inc.	3,788,736	1.2

71,800		Prudential Financial, Inc.	4,565,762	1.5

88,300		Sun Life Financial, Inc.	2,659,666	0.9

71,800		Travelers Cos., Inc.	4,191,684	1.4

170,100		US Bancorp.	4,339,251	1.4

124,100		Weingarten Realty Investors	3,122,356	1.0

136,300		Wells Fargo & Co.	$3,824,578	1.2

165,600		XL Group PLC	3,639,888	1.2

			76,591,751	25.0

		Health Care: 13.2%
118,900		Cardinal Health, Inc.	5,400,438	1.8

116,400		Johnson & Johnson	7,742,928	2.5

113,100		Medtronic, Inc.	4,357,743	1.4

280,700		Merck & Co., Inc.	9,905,903	3.3

628,200		Pfizer, Inc.	12,940,920	4.2

			40,347,932	13.2

		Industrials: 6.9%
637,900		General Electric Co.	12,030,794	3.9

139,500		Harsco Corp.	4,547,700	1.5

93,300		Tyco International Ltd.	4,611,819	1.5

			21,190,313	6.9

		Information Technology: 6.1%
353,300		Cisco Systems, Inc.	5,515,013	1.8

261,100		Intel Corp.	5,785,976	1.9

233,500		Microsoft Corp.	6,071,000	2.0

206,400		United Online, Inc.	1,244,592	0.4

			18,616,581	6.1

		Materials: 2.3%
57,000		EI Du Pont de Nemours & Co.	3,080,850	1.0

112,700		Sonoco Products Co.	4,005,358	1.3

			7,086,208	2.3

		Telecommunication Services: 6.1%
141,300		AT&T, Inc.	4,438,233	1.4

136,253		CenturyTel, Inc.	5,508,709	1.8

235,500		Verizon Communications, Inc.	8,767,665	2.9

			18,714,607	6.1

		Utilities: 8.3%
138,600		American Electric Power Co., Inc.	5,222,448	1.7

257,400		CenterPoint Energy, Inc.	4,980,690	1.6

76,100		DTE Energy Co.	3,806,522	1.2

69,000		Entergy Corp.	4,711,320	1.5

205,000		Great Plains Energy, Inc.	4,249,650	1.4

68,500		Laclede Group, Inc.	2,591,355	0.9

			25,561,985	8.3

	Total Common Stock (Cost $292,373,671)		300,233,394	97.9

SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateralcc: 4.2%
12,629,770		BNY Mellon Overnight Government Fund(1)	12,629,770	4.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGE CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
139,950	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	$111,960	0.1

	Total Securities Lending Collateral (Cost $12,769,720)		12,741,730	4.2

		Mutual Funds: 1.3%
3,930,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $3,930,000)	3,930,000	1.3

	Total Short-Term Investments (Cost $16,699,720)		16,671,730	5.5

	Total Investments in Securities (Cost $309,073,391)*		$316,905,124	103.4
	Liabilities in Excess of Other Assets		(10,275,079)	(3.4)

	Net Assets		$306,630,045	100.0

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $310,129,305.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,895,527
Gross Unrealized Depreciation	(8,119,708)

Net Unrealized appreciation	$6,775,819

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$300,233,394	$–	$–	$300,233,394
Short-Term Investments	16,559,770	–	111,960	16,671,730

Total Investments, at value	$316,793,164	$–	$111,960	$316,905,124

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGE CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 54.4%
		Consumer Discretionary: 2.6%
489,000	S	Colgate-Palmolive Co.,1.250%, 05/01/14	$492,442	0.2

708,000		Comcast Cable Communications LLC,7.125%, 06/15/13	787,683	0.3

553,000		COX Communications,Inc., 4.625%, 06/01/13	587,466	0.3

571,000		Home Depot, Inc.,5.250%, 12/16/13	624,314	0.3

750,000		Macys Retail Holdings,Inc., 5.350%, 03/15/12	770,878	0.3

400,000		Target Corp., 5.125%,01/15/13	426,026	0.2

409,000		Time Warner Cable,Inc., 7.500%, 04/01/14	471,487	0.2

900,000		Wal-Mart Stores, Inc.,1.625%, 04/15/14	912,504	0.4

880,000		Wyeth, 5.500%,02/01/14	976,281	0.4

			6,049,081	2.6

		Consumer Staples: 2.5%
750,000		Altria Group, Inc.,8.500%, 11/10/13	869,731	0.4

529,000		Anheuser-Busch InBev Worldwide, Inc.,5.375%, 11/15/14	591,212	0.3

750,000		Coca-Cola Enterprises,Inc., 4.250%, 03/01/15	817,123	0.3

645,000		Colgate-Palmolive Co.,4.200%, 05/15/13	687,671	0.3

706,000		Diageo Capital PLC,5.200%, 01/30/13	753,231	0.3

610,000	S	PepsiCo, Inc., 0.875%,10/25/13	610,006	0.3

750,000	S	Philip Morris International, Inc.,2.500%, 05/16/16	751,971	0.3

693,000		Philip Morris International, Inc.,4.875%, 05/16/13	743,736	0.3

			5,824,681	2.5

		Energy: 2.4%
407,000		Enterprise Products Operating L.P., 4.600%,08/01/12	422,812	0.2

844,000	S	Occidental Petroleum Corp., 1.450%,12/13/13	853,729	0.4

931,000	S	Shell International Finance BV, 1.875%,03/25/13	951,434	0.4

783,000	S	Spectra Energy Capital LLC, 5.900%, 09/15/13	851,309	0.4

601,000		Transcontinental Gas Pipe Line Corp.,8.875%, 07/15/12	649,011	0.3

792,000	S	Valero Energy Corp.,4.750%, 06/15/13	842,527	0.3

845,000		Weatherford International Ltd..Bermuda, 5.150%,03/15/13	$893,175	0.4

			5,463,997	2.4

		Financials: 32.8%
498,000	#	ABN Amro Bank NV,3.000%, 01/31/14	509,040	0.2

612,000		Aegon NV, 3.698%,12/31/49	426,533	0.2

749,000		Allstate Corp., 6.200%,05/16/14	848,227	0.4

3,980,000	S	Ally Financial, Inc.,2.200%, 12/19/12	4,083,022	1.8

400,000		American Express Co.,4.875%, 07/15/13	425,503	0.2

620,000	L	American Express Credit Corp., 5.875%,05/02/13	667,747	0.3

489,000	S	American International Group, Inc., 3.650%,01/15/14	498,580	0.2

750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	756,603	0.3

5,107,000	S	Bank of America Corp.,2.100%, 04/30/12	5,188,120	2.2

730,000	S	Bank of Montreal,2.125%, 06/28/13	747,635	0.3

777,000		Bank of Nova Scotia,2.375%, 12/17/13	799,711	0.3

1,250,000	S	Barclays Bank PLC,2.375%, 01/13/14	1,265,616	0.5

725,000	S	BB&T Corp., 2.050%,04/28/14	733,574	0.3

500,000		Berkshire Hathaway Finance Corp., 5.100%,07/15/14	554,958	0.2

559,000		Berkshire Hathaway,Inc., 2.125%, 02/11/13	573,793	0.2

587,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd.,2.600%, 01/22/13	599,173	0.3

486,000	S	Blackrock, Inc., 2.250%,12/10/12	495,664	0.2

667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	652,483	0.3

1,050,000		BNP Paribas SA,3.250%, 03/11/15	1,069,265	0.5

621,000	S	BP Capital Markets PLC, 0.850%, 03/11/14	624,540	0.3

633,000		BP Capital Markets PLC, 5.250%, 11/07/13	686,213	0.3

624,000	#	BPCE S.A., 2.375%,10/04/13	634,485	0.3

569,000	#	Caisse Centrale Desjardins du Quebec,1.700%, 09/16/13	572,549	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, 02/04/13	$964,133	0.4

439,000		Capital One Bank USA NA, 6.500%, 06/13/13	479,048	0.2

800,000	S	Caterpillar Financial Services Corp., 1.375%, 05/20/14	803,825	0.3

4,769,000	S	Citigroup, Inc., 2.125%, 04/30/12	4,845,180	2.1
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	1,539,102	0.7
723,000	S	Citigroup, Inc., 6.000%, 12/13/13	786,552	0.3

624,000	S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	631,136	0.3

969,000		Credit Suisse New York, 5.000%, 05/15/13	1,034,787	0.4

800,000	S	Deutsche Bank AG/London, 2.375%,01/11/13	811,884	0.4

750,000		Fifth Third Bancorp, 6.250%, 05/01/13	812,357	0.4

777,000		First Tennessee Bank NA, 4.625%, 05/15/13	804,768	0.3

2,311,000	S	General Electric Capital Corp., 2.250%, 03/12/12	2,344,616	1.0
2,275,000	S	General Electric Capital Corp., 2.200%, 06/08/12	2,317,711	1.0
588,000		General Electric Capital Corp., 2.800%,01/08/13	603,152	0.3
1,000,000		General Electric Capital Corp., 3.750%,11/14/14	1,059,345	0.5
400,000		General Electric Capital Corp., 4.750%, 09/15/14	433,901	0.2

625,000	S	General Electric Capital Corp., 2.100%, 01/07/14	634,255	0.3

856,000		Goldman Sachs Group,Inc., 4.750%, 07/15/13	904,059	0.4
271,000		Goldman Sachs Group,Inc., 6.000%, 05/01/14	297,471	0.1

500,000	S	Goldman Sachs Group,Inc./The, 1.268%,02/07/14	496,229	0.2

791,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	838,405	0.4

470,000	S	HCP, Inc., 2.700%,02/01/14	477,073	0.2

372,000	S	Health Care REIT, Inc., 3.625%, 03/15/16	374,752	0.2

1,153,000		HSBC Finance Corp.,4.750%, 07/15/13	1,221,518	0.5

550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	$585,750	0.3

779,000	S	John Deere Capital Corp., 1.600%,03/03/14	788,251	0.3

2,085,000	S	JPMorgan Chase & Co., 2.050%, 01/24/14	2,101,826	0.9

650,000		KeyBank NA, 5.700%, 08/15/12	680,621	0.3

750,000	#	Liberty Mutual Group, Inc., 5.750%, 03/15/14	796,309	0.3

498,000	#	MassMutual Global Funding II, 3.625%, 07/16/12	511,922	0.2

850,000		Mercantile Bankshares Corp., 4.625%, 04/15/13	892,299	0.4

1,272,000	S	Merrill Lynch & Co.,Inc., 6.050%, 08/15/12	1,339,411	0.6

900,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	958,032	0.4

400,000	S	MetLife, Inc., 2.375%,02/06/14	407,863	0.2

1,121,000	S	Morgan Stanley, 2.875%, 01/24/14	1,135,058	0.5
750,000		Morgan Stanley,4.750%, 04/01/14	782,291	0.3

1,000,000	S	Morgan Stanley, 2.250%, 03/13/12	1,014,346	0.4

748,000	#,L	National Australia Bank Ltd., 1.700%, 12/10/13	748,174	0.3

650,000	S	National Rural Utilities Cooperative Finance Corp., 1.125%,11/01/13	650,814	0.3

331,000	#	Nordea Bank AB, 1.750%, 10/04/13	331,578	0.1

52,417	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	52,499	0.0

510,000		ProLogis L.P., 7.625%,08/15/14	581,356	0.3

825,000		Prudential Financial,Inc., 5.100%, 09/20/14	897,590	0.4

362,000	S	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	358,966	0.2

578,000	S	Royal Bank of Canada, 1.125%, 01/15/14	584,143	0.3

678,000	S	Royal Bank of Scotland PLC/The, 3.250%, 01/11/14	687,746	0.3

952,000	#	Societe Generale, 2.500%, 01/15/14	948,183	0.4

850,000		SouthTrust Corp., 5.800%, 06/15/14	933,980	0.4

2,374,000	S	State Street Corp., 2.150%, 04/30/12	2,412,338	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
515,000		SunTrust Banks, Inc., 5.250%, 11/05/12	$541,598	0.2

750,000	#	TIAA Global Markets,Inc., 5.125%, 10/10/12	789,150	0.3

708,000	S	Toyota Motor Credit Corp., 1.375%, 08/12/13	713,229	0.3

820,000	S	UBS AG/Stamford CT, 2.250%, 08/12/13	834,540	0.4

353,000	S	UBS AG/Stamford CT, 2.250%, 01/28/14	356,912	0.2

609,000	S	US Bancorp, 1.125%, 10/30/13	608,922	0.3

250,000	S	US Bancorp, 2.000%, 06/14/13	255,518	0.1

1,125,000		Wachovia Bank NA, 4.800%, 11/01/14	1,203,370	0.5

500,000	#	WEA Finance, LLC /WT Finance Aust Pty Ltd., 7.500%, 06/02/14	576,699	0.3

			75,989,577	32.8

		Health Care: 2.8%
780,000		Covidien International Finance S.A., 5.450%, 10/15/12	825,702	0.4

651,000		Eli Lilly & Co., 4.200%, 03/06/14	703,287	0.3

713,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	767,002	0.3

1,000,000	L	Johnson & Johnson, 1.200%, 05/15/14	1,003,692	0.4

735,000	S	Novartis Capital Corp., 1.900%, 04/24/13	752,479	0.3

450,000		Pfizer, Inc., 5.350%,03/15/15	507,796	0.2

622,000	S	Sanofi-Aventis SA, 1.625%, 03/28/14	629,656	0.3

986,000	S	St. Jude Medical, Inc., 2.200%, 09/15/13	1,007,338	0.4

348,000		Wyeth, 5.500%,03/15/13	375,577	0.2

			6,572,529	2.8

		Industrials: 1.1%
540,000	#	Barrick Gold Corp., 1.750%, 05/30/14	541,424	0.2

365,000		CSX Corp., 5.500%, 08/01/13	396,106	0.2

567,000		Eaton Corp., 4.900%, 05/15/13	609,588	0.2

445,000		Union Pacific Corp., 5.450%, 01/31/13	476,209	0.2

570,000		United Parcel Service,Inc., 3.875%, 04/01/14	614,638	0.3

			2,637,965	1.1

		Information Technology: 2.7%
860,000	S	Cisco Systems, Inc., 1.625%, 03/14/14	868,965	0.4

1,000,000	L	Dell, Inc., 2.100%,04/01/14	$1,018,253	0.4

814,000	S	Hewlett-Packard Co., 1.250%, 09/13/13	818,387	0.4

775,000	S	International Business Machines Corp., 1.000%, 08/05/13	777,629	0.3

1,056,000	S	Microsoft Corp., 2.950%, 06/01/14	1,116,790	0.5

1,141,000		Oracle Corp., 3.750%,07/08/14	1,224,103	0.5

450,000	S	Texas Instruments, Inc., 0.875%, 05/15/13	451,133	0.2

			6,275,260	2.7

		Materials: 0.9%
445,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	495,508	0.2

612,000		EI Du Pont de Nemours & Co., 5.000%,07/15/13	662,765	0.3

750,000	S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	820,314	0.4

			1,978,587	0.9

		Telecommunication Services: 3.3%
940,000		BellSouth Corp.,4.750%, 11/15/12	988,478	0.4

282,000		British Telecommunications PLC, 5.150%, 01/15/13	299,091	0.1

500,000		Cellco Partnership /Verizon Wireless Capital, LLC, 5.550%, 02/01/14	551,449	0.2

795,000		France Telecom S.A., 4.375%, 07/08/14	861,558	0.4

600,000		SBC Communications,Inc., 5.100%, 09/15/14	659,855	0.3

341,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	358,171	0.2

525,000	S	Telefonica Emisiones S.A.U, 2.582%, 04/26/13	530,664	0.2

656,000	S	Verizon Communications, Inc., 4.350%, 02/15/13	690,752	0.3

2,000,000	S	Verizon Communications, Inc., 1.950%, 03/28/14	2,033,904	0.9

620,000		Vodafone Group PLC, 4.150%, 06/10/14	665,684	0.3

			7,639,606	3.3

		Utilities: 3.3%
679,000	S	Commonwealth Edison Co., 1.625%, 01/15/14	684,210	0.3

372,000	S	Dominion Resources,Inc./VA, 1.800%,03/15/14	375,766	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
700,000		Duke Energy Ohio, Inc., 5.700%, 09/15/12	$741,283	0.3

500,000	#	EDP Finance BV, 5.375%, 11/02/12	500,812	0.2

625,000	S	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	639,266	0.3

823,000	S	Great Plains Energy,Inc., 2.750%, 08/15/13	842,191	0.4

450,000		Nisource Finance Corp., 6.150%, 03/01/13	484,253	0.2

740,000	S	PSEG Power, LLC,2.500%, 04/15/13	753,951	0.3

554,000		Public Service Co. of Colorado, 7.875%, 10/01/12	601,960	0.2

882,000	S	Sempra Energy,2.000%, 03/15/14	890,902	0.4

786,000		Southern California Edison Co., 5.750%, 03/15/14	879,874	0.4

315,000		Southern Co., 4.150%,05/15/14	337,669	0.1

			7,732,137	3.3

	Total Corporate Bonds/Notes (Cost $124,388,280)		126,163,420	54.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
60,914		Bear Stearns Commercial Mortgage Securities, 5.270%,12/11/40	60,900	0.0

685,280		GS Mortgage Securities Corp. II, 5.479%,11/10/39	688,133	0.3

	Total Collateralized Mortgage Obligations (Cost $752,262)		749,033	0.3

U.S. TREASURY OBLIGATIONS: 25.1%
		U.S. Treasury Bonds: 3.7%
2,345,000	S	3.125%, due 5/15/2021	2,338,776	1.0
5,854,000	S	4.750%, due 2/15/2041	6,223,534	2.7

			8,562,310	3.7

		U.S. Treasury Notes: 21.4%
31,253,000	L	0.500%, due 5/31/2013	31,290,847	13.5
9,640,000	L,S	0.750%, due 6/15/2014	9,630,215	4.2
6,832,000	L,S	1.750%, due 5/31/2016	6,843,731	2.9
1,819,000	L	2.375%, due 5/31/2018	1,809,625	0.8

			49,574,418	21.4

	Total U.S. Treasury Obligations (Cost $58,262,948)		58,136,728	25.1

ASSET-BACKED SECURITIES: 9.0%
		Automobile Asset-Backed Securities: 1.8%
335,000		CarMax Auto Owner Trust, 2.400%, 04/15/15	344,443	0.1
715,000		CarMax Auto Owner Trust, 2.820%, 12/15/14	$739,061	0.3

1,110,000		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	1,137,084	0.5

652,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	654,598	0.3
1,000,000		Honda Auto Receivables Owner Trust, 1.800%, 04/17/17	1,014,110	0.4

346,282		Hyundai Auto Receivables Trust, 2.030%, 08/15/13	348,842	0.2

			4,238,138	1.8

		Credit Card Asset-Backed Securities: 0.6%
306,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	356,013	0.1

189,000		Citibank Credit Card Issuance Trust, 0.597%, 07/15/14	188,174	0.1
679,000		Citibank Credit Card Issuance Trust, 6.300%, 06/20/14	712,358	0.3

183,000		MBNA Credit Card Master Note Trust, 1.537%, 10/15/14	184,134	0.1

			1,440,679	0.6

		Other Asset-Backed Securities: 6.6%
335,453	#	ARES CLO Funds, 0.487%, 09/18/17	328,214	0.1

471,629	#	Atrium CDO Corp., 0.585%, 10/27/16	460,827	0.2
755,175	#	Atrium CDO Corp., 0.619%, 06/27/15	741,204	0.3

226,389	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	223,594	0.1

304,781	#	Carlyle High Yield Partners, 0.636%, 08/11/16	299,680	0.1

776,517	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	770,616	0.3

1,399,812		CenterPoint Energy Transition Bond Co. LLC, 1.833%, 02/15/16	1,424,058	0.6

800,000		CW Capital Cobalt Ltd, 5.416%, 04/15/47	844,411	0.4

560,739	#	First CLO Ltd., 0.624%, 07/27/16	555,597	0.2

275,494	#	Granite Ventures Ltd., 0.538%, 12/15/17	271,009	0.1

936,485		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	952,856	0.4

722,686	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	715,113	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	$1,036,403	0.5

510,232	#	Katonah Ltd., 0.567%, 09/20/16	500,414	0.2
97,193	#	Katonah Ltd., 0.797%, 02/20/15	96,413	0.1

2,282,516		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,285,539	1.0

1,000,000	#	One Wall Street CLO Ltd., 0.716%, 01/06/16	942,500	0.4

530,000		PSE&G Transition Funding LLC, 6.750%, 06/15/16	605,116	0.3

618,699	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	610,966	0.3

200,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	184,250	0.1

800,000		Wachovia Bank Commercial Mortgage Trust, 5.932%, 06/15/49	854,682	0.4

538,463	#	Wind River CLO Ltd., 0.577%, 12/19/16	521,633	0.2

			15,225,095	6.6

	Total Asset-Backed Securities (Cost $20,693,222)		20,903,912	9.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
		Federal Home Loan Mortgage Corporation: 1.6%##
324		2.000%, due 1/1/2017	326	0.0
3,760		6.000%, due 4/1/2013	4,015	0.0
4,329		6.000%, due 4/1/2013	4,723	0.0

3,500,000	S	1.750%, due 6/15/2012	3,548,713	1.6

			3,557,777	1.6

		Federal National Mortgage Association: 0.5%##
5,950		2.076%, due 7/1/2024	6,189	0.0
7,384		2.349%, due 12/1/2017	7,422	0.0
4,244		6.000%, due 2/1/2013	4,633	0.0
16,094		6.000%, due 4/1/2013	17,569	0.0
40,290		6.000%, due 7/1/2016	44,059	0.0
55,630		6.000%, due 3/1/2017	60,903	0.1
35,741		6.000%, due 5/1/2017	39,128	0.0
18,981		6.000%, due 9/1/2017	20,780	0.0
397,755		6.500%, due 10/1/2022	450,794	0.2
249,350		6.500%, due 2/1/2029	284,802	0.1
98,750		6.500%, due 10/1/2032	112,396	0.1
27,216		7.000%, due 10/1/2032	31,478	0.0
31,077		7.000%, due 10/1/2032	35,943	0.0
43,833		7.500%, due 8/1/2027	51,319	0.0

			1,167,415	0.5

		Government National Mortgage Association: 0.0%
11,945		6.000%, due 4/15/2013	12,273	0.0
9,516		7.500%, due 1/15/2024	11,160	0.0
7,345		7.500%, due 7/15/2027	8,621	0.0
8,819		9.000%, due 12/15/2026	$10,707	0.0
1,657		9.500%, due 3/15/2020	1,985	0.0
6,113		9.500%, due 7/15/2021	7,363	0.0

			52,109	0.0

	Total U.S. Government Agency Obligations (Cost $4,609,525)		4,777,301	2.1

	Total Long-Term Investments (Cost $208,706,237)		210,730,394	90.9

SHORT-TERM INVESTMENTS: 29.6%
		Federal Home Loan Bank: 1.6%
3,665,000	S	Federal Home Loan Bank, 3.625%, 07/01/11 (Cost $3,659,759)	3,659,759	1.6

Shares			Value	Percentage of Net Assets

		Securities Lending Collateralcc: 20.8%
47,656,256		BNY Mellon Overnight Government Fund(1)	47,656,256	20.6

848,027	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	678,421	0.2

	Total Securities Lending Collateral (Cost $48,504,283)		48,334,677	20.8

		Mutual Funds: 7.2%
16,687,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $16,687,000)	16,687,000	7.2

	Total Short-Term Investments (Cost $68,851,042)		68,681,436	29.6

	Total Investments in Securities (Cost $277,557,279)*		$279,411,830	120.5
	Liabilities in Excess of Other Assets		(47,577,226)	(20.5)

	Net Assets		$231,834,604	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $277,557,279.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,375,291
Gross Unrealized Depreciation	(520,740)

Net Unrealized appreciation	$1,854,551

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Corporate Bonds/Notes	$–	$126,163,420	$–	$126,163,420
Collateralized Mortgage Obligations	–	749,033	–	749,033
Short-Term Investments	64,343,256	3,659,759	678,421	68,681,436
U.S. Treasury Obligations	–	58,136,728	–	58,136,728
U.S. Government Agency Obligations	–	4,777,301	–	4,777,301
Asset-Backed Securities	–	17,838,626	3,065,286	20,903,912

Total Investments, at value	$64,343,256	$211,324,867	$3,743,707	$279,411,830

Other Financial Instruments+
Futures	197,748	–	–	197,748

Total Assets	$64,541,004	$211,324,867	$3,743,707	$279,609,578

Liabilities Table
Other Financial Instruments+
Futures	$(44,148)	$–	$–	$(44,148)
Swaps	–	(304,086)	–	(304,086)

Total Liabilities	$(44,148)	$(304,086)	$–	$(348,234)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2011:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts U.S. Treasury 2-Year Note	204	09/30/11	$44,746,127	$53,680

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury Ultra Long Bond	15	09/21/11	$1,893,750	$(36,131)

			$46,639,877	$17,549

Short Contracts
U.S. Treasury 10-Year Note	53	09/21/11	6,483,391	8,148
U.S. Treasury 5-Year Note	35	09/30/11	4,171,836	(8,017)
U.S. Treasury Long Bond	85	09/21/11	10,457,656	135,920

			$21,112,883	$136,051

ING Limited Maturity Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional	Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478%Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(304,086)	$–	$(304,086)

				$(304,086)	$–	$(304,086)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 15.3%
6,000,000	#	American Honda Finance Corp., 0.450%, 12/09/11	$6,002,712	0.4
10,000,000	#	American Honda Finance Corp., 0.890%, 09/15/11	10,000,926	0.7

1,090,000	#	ANZ National Int’l Ltd., 0.930%, 09/23/11	1,091,302	0.1

2,500,000		Australia & New Zealand Banking Group Ltd., 5.125%, 11/14/11	2,543,970	0.2

4,210,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 5.000%, 01/25/12	4,317,446	0.3

5,000,000		Credit Suisse First Boston USA, Inc., 0.690%, 01/15/12	5,159,818	0.4
6,000,000		Credit Suisse First Boston USA, Inc., 1.560%, 08/16/11	6,037,051	0.4

3,500,000		Kreditanstalt fuer Wiederaufbau, 0.410%, 10/14/11	3,528,019	0.3

4,000,000		Lloyds TSB Bank PLC, 0.009%, 07/15/11	4,006,717	0.3

1,000,000	#	Rabobank Nederland NV, 0.240%, 08/05/11	1,000,172	0.1
17,750,000	#	Rabobank Nederland NV, 0.330%, 03/16/12	17,762,046	1.3

24,000,000	#	Royal Bank of Canada, 0.190%, 03/30/12	24,000,000	1.8
9,500,000		Royal Bank of Canada, 0.460%, 03/30/12	9,524,085	0.7

21,000,000		Societe Generale/New York NY, 0.200%, 07/19/11	20,997,152	1.6

1,500,000	#	Svenska Handelsbanken AB, 0.150%, 07/01/11	1,500,000	0.1
21,000,000	#	Svenska Handelsbanken AB, 0.570%, 03/09/12	21,000,000	1.6

1,023,000		Total Capital SA, 4.125%, 10/06/11	1,033,205	0.1

1,796,000		Toyota Motor Credit Corp., 0.012%, 10/25/11	1,822,638	0.1
26,000,000		Toyota Motor Credit Corp., 0.190%, 12/14/11	26,000,000	1.9

11,875,000	+	Wal-Mart Stores, Inc., 0.420%, 06/01/12	12,413,424	0.9

26,500,000		Westpac Banking Corp., 0.250%, 03/27/12	26,500,000	2.0

	Total Corporate Bonds/Notes (Cost $206,240,683)		206,240,683	15.3

CERTIFICATES OF DEPOSIT: 8.6%
11,000,000	#	ANZ National Int’l Ltd/London, 0.374%, 07/25/11	$11,000,000	0.8

9,000,000		BNP Paribas, 0.390%, 12/02/11	9,003,255	0.7

12,500,000		Credit Suisse/New York NY, 0.560%, 12/08/11	12,500,000	0.9

11,250,000		Deutsche Bank AG/New York NY, 0.780%, 04/20/12	11,250,000	0.8

250,000		Rabobank Nederland NV, 0.270%, 09/07/11	250,038	0.0
13,000,000		Rabobank Nederland NV, 0.340%, 11/16/11	13,000,000	1.0

10,750,000		Societe Generale/New York NY, 0.560%, 03/05/12	10,759,477	0.8

5,500,000		Svenska Handelsbanken AB, 0.240%, 08/18/11	5,500,037	0.4

1,600,000		Toronto Dominion Bank, 0.170%, 08/03/11	1,600,029	0.1
13,500,000		Toronto Dominion Bank, 0.210%, 07/07/11	13,500,037	1.0

11,000,000		Toronto-Dominion Bank, 0.220%, 07/15/11	11,000,000	0.8
16,700,000		Toronto-Dominion Bank, 0.220%, 07/28/11	16,700,000	1.2

500,000		UBS AG, 0.240%, 08/05/11	500,193	0.1

	Total Certificates of Deposit (Cost $116,563,066)		116,563,066	8.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.0%
		U.S. Government Agency Obligations: 3.0%
40,000,000	Z	0.080%, due 10/19/2011	39,992,667	3.0

	Total U.S. Government Agency Obligations (Cost $39,992,667)		39,992,667	3.0

	Total Long-Term Investments (Cost $362,796,416)		362,796,416	26.9

SHORT-TERM INVESTMENTS: 63.1%
		Commercial Paper: 55.7%
27,000,000		Abbott Labs, 0.200%, 07/19/11	26,999,055	2.0
7,250,000		Abbott Labs, 0.200%, 07/21/11	7,249,718	0.5

11,500,000		American Honda Finance Corp., 0.240%, 09/29/11	11,493,963	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
700,000		ANZ National Bank
		Ltd., 0.220%, 09/13/11	$699,281	0.1

13,750,000	#	ASB Finance
		Ltd./London, 0.220%,
		09/12/11	13,752,161	1.0

1,250,812		Bank of America,
		0.200%, 07/25/11	1,250,662	0.1

11,900,000		Barclays Bank PLC,
		0.150%, 07/06/11	11,899,752	0.9

1,250,000		Barton Capital LLC,
		0.250%, 08/01/11	1,249,795	0.1
12,500,000		Barton Capital LLC,
		0.250%, 08/02/11	12,498,111	0.9
11,500,000		Barton Capital LLC,
		0.200%, 07/12/11	11,499,403	0.9
4,250,000		Barton Capital LLC,
		0.200%, 07/06/11	4,249,929	0.3
3,250,000		Barton Capital LLC,
		0.200%, 07/07/11	3,249,924	0.2

11,300,000		CAFCO LLC, 0.200%,
		07/08/11	11,299,253	0.8
15,500,000		CAFCO LLC, 0.200%,
		07/11/11	15,498,278	1.1
5,250,000		CAFCO LLC, 0.250%,
		08/11/11	5,247,788	0.4
2,793,000		CAFCO LLC, 0.270%,
		09/26/11	2,791,650	0.2

6,000,000		Cargill Financial
		Services Corp.,
		0.150%, 07/06/11	5,999,908	0.4

19,850,000		Cargill Global Fund
		PLC, 0.130%, 07/01/11	19,850,000	1.5
23,650,000		Cargill Global Fund
		PLC, 0.150%, 07/05/11	23,649,749	1.7
5,900,000		Cargill Global Fund
		PLC, 0.150%, 07/07/11	5,899,902	0.4

23,750,000		Caterpillar, 0.130%,
		07/01/11	23,750,000	1.8

950,000		Ciesco LLC, 0.200%,
		07/06/11	949,980	0.1
2,000,000		Ciesco LLC, 0.200%,
		07/11/11	1,999,917	0.1
19,750,000		Ciesco LLC, 0.250%,
		08/05/11	19,742,993	1.5
1,000,000		Ciesco LLC, 0.250%,
		07/26/11	999,910	0.1
7,000,000		Ciesco LLC, 0.250%,
		08/15/11	6,998,250	0.5
15,250,000		Ciesco LLC, 0.270%,
		09/15/11	15,243,883	1.1

17,168,000		Commercial Paper
		Direct, 0.200%,
		07/11/11	17,166,891	1.3

14,100,000		Commonwealth Bank
		of Australia, 0.220%,
		09/21/11	14,093,898	1.0

12,200,000		Concentrate
		Manufacturing Co.,
		0.150%, 07/11/11	12,199,593	0.9

11,250,000		Concord Minutemen
		Capital Co., 0.250%,
		08/15/11	11,240,859	0.8
7,250,000		Concord Minutemen
		Capital Co., 0.270%,
		09/23/11	$7,241,880	0.5
29,250,000		Concord Minutemen
		Capital Co., 0.390%,
		02/13/12	29,139,338	2.2

10,250,000		Crown Point Capital
		Co., 0.250%, 08/15/11	10,241,672	0.8
9,000,000		Crown Point Capital
		Co., 0.270%, 09/23/11	8,989,920	0.7
3,000,000		Crown Point Capital
		Co., 0.330%, 11/18/11	2,994,750	0.2
25,400,000		Crown Point Capital
		Co., 0.390%, 02/13/12	25,303,903	1.9

800,000		Deutsche Bank
		AG/New York NY,
		0.220%, 09/01/11	799,724	0.1

47,500,000		JPMorgan Chase,
		0.150%, 07/05/11	47,499,763	3.5

5,750,000		Jupiter Securitization
		Company LLC,
		0.180%, 07/01/11	5,750,000	0.4
2,665,000		Jupiter Securitization
		Company LLC,
		0.250%, 07/18/11	2,664,824	0.2
1,000,000		Jupiter Securitization
		Company LLC,
		0.250%, 07/26/11	999,910	0.1
5,100,000		Jupiter Securitization
		Company LLC,
		0.250%, 08/01/11	5,098,726	0.4
7,400,000		Jupiter Securitization
		Company LLC,
		0.200%, 07/11/11	7,399,733	0.5
18,600,000		Jupiter Securitization
		Company LLC,
		0.200%, 07/12/11	18,599,261	1.4
5,500,000		Jupiter Securitization
		Company LLC,
		0.270%, 09/08/11	5,498,208	0.4

13,750,000		Lloyds TSB Bank PLC,
		0.150%, 07/05/11	13,749,710	1.0

26,500,000		Old Line Funding LLC,
		0.250%, 08/22/11	26,493,110	2.0
1,500,000		Old Line Funding LLC,
		0.250%, 08/09/11	1,499,708	0.1
2,500,000		Old Line Funding LLC,
		0.200%, 07/05/11	2,499,944	0.2
11,500,000		Old Line Funding LLC,
		0.270%, 09/15/11	11,495,630	0.9

4,250,000		PepsiCo, Inc., 0.220%,
		08/29/11	4,249,373	0.3

13,950,000		Royal Bank of Canada,
		0.200%, 08/10/11	13,946,590	1.0

1,750,000		Thunder Bay Funding
		LLC, 0.250%, 07/20/11	1,749,880	0.1
47,171,000		Thunder Bay Funding
		LLC, 0.250%, 08/19/11	47,159,443	3.5
1,467,000		Thunder Bay Funding
		LLC, 0.270%, 09/06/11	1,466,508	0.1

4,750,000		Variable Funding
		Capital, 0.250%,
		07/29/11	4,749,446	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

			Percentage
Principal			of Net
Amount†		Value	Assets

SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper: (continued)
21,500,000	Variable Funding
	Capital, 0.250%,
	08/01/11	$21,497,223	1.6
2,400,000	Variable Funding
	Capital, 0.250%,
	08/11/11	2,399,590	0.2
12,750,000	Variable Funding
	Capital, 0.250%,
	08/03/11	12,748,247	0.9

8,250,000	Wal-Mart Stores, Inc.,
	0.150%, 07/06/11	8,249,931	0.6
22,750,000	Wal-Mart Stores, Inc.,
	0.200%, 07/29/11	22,748,584	1.7

2,250,000	# Westpac Banking
	Corp., 0.260%,
	10/28/11	2,250,172	0.2
4,250,000	Westpac Banking
	Corp., 0.200%,
	08/19/11	4,248,756	0.3

23,500,000	Windmill Funding
	Corp., 0.310%,
	10/21/11	23,477,335	1.7
10,250,000	Windmill Funding
	Corp., 0.310%,
	10/03/11	10,244,112	0.8

8,600,000	Windmill Funding
	Group, 0.250%,
	07/18/11	8,598,660	0.6
7,500,000	Windmill Funding
	Group, 0.200%,
	07/05/11	7,499,933	0.6

		751,957,953	55.7

			Percentage
			of Net
Shares		Value	Assets

	Repurchase Agreement: 4.4%
60,072,000	Morgan Stanley
	Repurchase
	Agreement dated
	06/30/11, 0.010%, due
	07/01/11, $60,072,017
	to be received upon
	repurchase
	(Collateralized by
	$60,980,000 Federal
	Home Loan Mortgage
	Assocation, 3.50%,
	Market Value plus
	accrued interest
	$61,273,957 due
	08/17/20)
	(Cost $60,072,000)	60,072,000	4.4

	Mutual Funds: 3.0%
41,000,000	Blackrock Liquidity
	Funds TempFund
	Portfolio - Class I
	(Cost $41,000,000)	$41,000,000	3.0

	Total Short-Term
	Investments
	(Cost $853,029,953)	853,029,953	63.1

	Total Investments in
	Securities
	(Cost $1,215,826,369)*	$1,215,826,369	90.0
	Assets in Excess of
	Other Liabilities	135,064,153	10.0

	Net Assets	$1,350,890,522	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,215,826,369.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Corporate Bonds/Notes	$–	$206,240,683	$–	$206,240,683
Commercial Paper	–	751,957,953	–	751,957,953
Mutual Funds	41,000,000	–	–	41,000,000
Repurchase Agreement	–	60,072,000	–	60,072,000
U.S. Government Agency Obligations	–	39,992,667	–	39,992,667
Certificates of Deposit	–	116,563,066	–	116,563,066

Total Investments, at value	$41,000,000	$1,174,826,369	$–	$1,215,826,369

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Consumer Discretionary: 33.3%
101,146	@	Amazon.com, Inc.	$20,683,346	2.6

3,050,647		Cie Financiere Richemont SA ADR	20,042,751	2.5

194,556		Coach, Inc.	12,437,965	1.6

2,140,000		Li & Fung Ltd.	4,277,195	0.5

229,907		McDonald’s Corp.	19,385,758	2.5

274,123		Nike, Inc.	24,665,588	3.1

43,206		O’Reilly Automotive, Inc.	2,830,425	0.4

53,827	@,L	Priceline.com, Inc.	27,555,656	3.5

66,217		Sotheby’s	2,880,440	0.4

523,221		Starbucks Corp.	20,661,997	2.6

240,635		Tiffany & Co.	18,894,660	2.4

737,395		Time Warner, Inc.	26,819,056	3.4

519,261		TJX Cos., Inc.	27,276,780	3.4

123,148		Wynn Resorts Ltd.	17,676,664	2.2

314,911		Yum! Brands, Inc.	17,395,684	2.2

			263,483,965	33.3

		Consumer Staples: 3.7%
139,838		Estee Lauder Cos., Inc.	14,709,559	1.9

69,490	@,L	Green Mountain Coffee Roasters, Inc.	6,202,677	0.8

122,490		Mead Johnson Nutrition Co.	8,274,200	1.0

			29,186,436	3.7

		Energy: 6.8%
119,530	@,L	Continental Resources, Inc.	7,758,692	1.0

92,870		EOG Resources, Inc.	9,709,559	1.2

324,243		Halliburton Co.	16,536,393	2.1

189,036		Occidental Petroleum Corp.	19,667,305	2.5

			53,671,949	6.8

		Financials: 3.6%
202,627		PNC Financial Services Group, Inc.	12,078,596	1.5

656,777		US Bancorp.	16,754,381	2.1

			28,832,977	3.6

		Health Care: 4.4%
376,893	@	Agilent Technologies, Inc.	19,263,001	2.5

142,748		Biogen Idec, Inc.	15,262,616	1.9

			34,525,617	4.4

		Industrials: 16.2%
115,911		Cummins, Inc.	11,995,629	1.5

313,447		Danaher Corp.	16,609,557	2.1

351,830		Eaton Corp.	18,101,654	2.3

89,060		General Dynamics Corp.	6,636,751	0.8

12,795,000	@	Hutchison Port Holdings Trust	10,811,775	1.4

121,075		Precision Castparts Corp.	19,934,999	2.5

233,638	L	Rockwell Automation, Inc.	20,270,433	2.6

225,261		Union Pacific Corp.	$23,517,248	3.0

			127,878,046	16.2

		Information Technology: 15.7%
123,056	@	Acme Packet, Inc.	8,629,917	1.1

92,222		Apple, Inc.	30,956,159	3.9

193,873	@	Baidu.com ADR	27,167,424	3.4

40,213	@	F5 Networks, Inc.	4,433,483	0.6

951,901		Oracle Corp.	31,327,061	4.0

67,244	@,L	Salesforce.com, Inc.	10,018,011	1.3

57,724		Visa, Inc.	4,863,824	0.6

183,643	@,L	Youku.com, Inc. ADR	6,308,137	0.8

			123,704,016	15.7

		Materials: 13.6%
771,375		Dow Chemical Co.	27,769,500	3.5

148,029		Freeport-McMoRan Copper & Gold, Inc.	7,830,734	1.0

241,193		Monsanto Co.	17,496,140	2.2

245,827		PPG Industries, Inc.	22,318,633	2.9

292,406		Praxair, Inc.	31,693,888	4.0

			107,108,895	13.6

	Total Common Stock
	(Cost $592,776,291)		768,391,901	97.3

PREFERRED STOCK: 0.5%
		Financials: 0.5%
131,480	L,P	Wells Fargo & Co.	3,759,013	0.5

	Total Preferred Stock (Cost $2,516,649)		3,759,013	0.5

	Total Long-Term Investments (Cost $595,292,940)		772,150,914	97.8

SHORT-TERM INVESTMENTS: 14.1%
		Securities Lending Collateralcc: 6.5%
49,285,223		BNY Mellon Overnight Government Fund(1)	49,285,223	6.2

2,402,610	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,922,088	0.3

	Total Securities Lending Collateral (Cost $51,687,833)		51,207,311	6.5

		Mutual Funds: 7.6%
60,619,890		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $60,619,890)	60,619,890	7.6

	Total Short-Term Investments (Cost $112,307,723)		111,827,201	14.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Total Investments in Securities (Cost $707,600,663)*	$883,978,115	111.9
Liabilities in Excess of
Other Assets	(93,888,319)	(11.9)

Net Assets	$790,089,796	100.0

@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $707,737,583.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$183,828,448
Gross Unrealized Depreciation	(7,587,916)

Net Unrealized appreciation	$176,240,532

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$259,206,770	$4,277,195	$–	$263,483,965
Consumer Staples	29,186,436	–	–	29,186,436
Energy	53,671,949	–	–	53,671,949
Financials	28,832,977	–	–	28,832,977
Health Care	34,525,617	–	–	34,525,617
Industrials	127,878,046	–	–	127,878,046
Information Technology	123,704,016	–	–	123,704,016
Materials	107,108,895	–	–	107,108,895

Total Common Stock	764,114,706	4,277,195	–	768,391,901

Preferred Stock	3,759,013	–	–	3,759,013
Short-Term Investments	109,905,113	–	1,922,088	111,827,201

Total Investments, at value	$877,778,832	$4,277,195	$1,922,088	$883,978,115

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 60.2%
		Consumer Discretionary: 5.8%
27,200		Advance Auto Parts,
		Inc.	$1,590,928	0.2

184,860		Comcast Corp. –
		Special Class A	4,479,158	0.5

48,530		General Motors Co.	1,473,371	0.1

71,920		Hasbro, Inc.	3,159,446	0.3

119,780		Johnson Controls, Inc.	4,990,035	0.5

74,800		Kohl’s Corp.	3,740,748	0.4

45,270		Mattel, Inc.	1,244,472	0.1

52,180		McDonald’s Corp.	4,399,818	0.4

16,684		Nike, Inc.	1,501,226	0.2

115,420		Omnicom Group	5,558,627	0.6

75,580	@	Pulte Homes, Inc.	578,943	0.1

140,290		Staples, Inc.	2,216,582	0.2

144,140		Target Corp.	6,761,607	0.7

139,430		Viacom - Class B	7,110,930	0.7

194,360		Walt Disney Co.	7,587,814	0.8

			56,393,705	5.8

		Consumer Staples: 7.7%
73,477		Altria Group, Inc.	1,940,528	0.2

77,410		Avon Products, Inc.	2,167,480	0.2

124,628		CVS Caremark Corp.	4,683,520	0.5

31,938		Groupe Danone	2,384,286	0.2

342,799		Diageo PLC	7,013,329	0.7

115,410		General Mills, Inc.	4,295,560	0.5

28,282		Heineken NV	1,702,216	0.2

17,028		JM Smucker Co.	1,301,620	0.1

42,033		Kellogg Co.	2,325,265	0.2

61,940		Kroger Co.	1,536,112	0.2

140,468		Nestle S.A.	8,741,119	0.9

110,230		PepsiCo, Inc.	7,763,499	0.8

251,310		Philip Morris
		International, Inc.	16,779,969	1.7

89,784		Procter & Gamble Co.	5,707,569	0.6

26,660		Reckitt Benckiser PLC	1,472,492	0.2

87,960		Reynolds American,
		Inc.	3,258,918	0.3

34,110		Walgreen Co.	1,448,311	0.2

			74,521,793	7.7

		Energy: 7.5%
27,550		Anadarko Petroleum
		Corp.	2,114,738	0.2

102,770		Apache Corp.	12,680,790	1.3

110,197		Chevron Corp.	11,332,659	1.2

39,620		EOG Resources, Inc.	4,142,271	0.4

36,620		EQT Corp.	1,923,282	0.2

214,534		ExxonMobil Corp.	17,458,777	1.8

64,720		Hess Corp.	4,838,467	0.5

27,750	L	Kinder Morgan,
		Inc./Delaware	797,258	0.1

33,840		Noble Energy, Inc.	3,033,079	0.3

69,120		Occidental Petroleum
		Corp.	7,191,245	0.7

27,120		QEP Resources, Inc.	1,134,430	0.1

17,220		Schlumberger Ltd.	1,487,808	0.2

28,950		Transocean Ltd.	1,869,012	0.2

94,492		Williams Cos., Inc.	$2,858,383	0.3

			72,862,199	7.5

		Financials: 12.5%
102,640		ACE Ltd.	6,755,765	0.7

96,300		AON Corp.	4,940,190	0.5

706,270		Bank of America Corp.	7,740,719	0.8

414,996		Bank of New York
		Mellon Corp.	10,632,198	1.1

11,620		Blackrock, Inc.	2,228,832	0.2

92,890		Charles Schwab Corp.	1,528,041	0.2

31,990		Chubb Corp.	2,002,894	0.2

19,765		Franklin Resources,
		Inc.	2,594,947	0.3

98,660		Goldman Sachs Group,
		Inc.	13,130,659	1.3

488,720		JPMorgan Chase & Co.	20,008,197	2.1

268,520		Metlife, Inc.	11,779,972	1.2

63,300		PNC Financial Services
		Group, Inc.	3,773,313	0.4

143,890		Prudential Financial,
		Inc.	9,149,965	0.9

127,830		State Street Corp.	5,763,855	0.6

33,340		SunTrust Bank	860,172	0.1

73,140		TCF Financial Corp.	1,009,332	0.1

108,530		Travelers Cos., Inc.	6,335,981	0.6

338,700		Wells Fargo & Co.	9,503,922	1.0

65,090		Zions Bancorp.	1,562,811	0.2

			121,301,765	12.5

		Health Care: 6.9%
189,620		Abbott Laboratories	9,977,804	1.0

40,910		AmerisourceBergen
		Corp.	1,693,674	0.2

18,226		Bayer AG	1,463,858	0.2

60,960		Becton Dickinson & Co.	5,252,923	0.5

50,130		Covidien PLC	2,668,420	0.3

57,824		GlaxoSmithKline PLC	1,239,419	0.1

200,710		Johnson & Johnson	13,351,229	1.4

152,120		Medtronic, Inc.	5,861,184	0.6

34,340		Merck & Co., Inc.	1,211,859	0.1

545,958		Pfizer, Inc.	11,246,735	1.2

28,610		Quest Diagnostics	1,690,851	0.2

9,078		Roche Holding AG -
		Genusschein	1,519,846	0.2

91,220		St. Jude Medical, Inc.	4,349,369	0.4

68,440		Thermo Fisher
		Scientific, Inc.	4,406,852	0.4

10,770		WellPoint, Inc.	848,353	0.1

			66,782,376	6.9

		Industrials: 8.1%
85,440		3M Co.	8,103,984	0.8

20,840		Canadian National
		Railway Co.	1,665,116	0.2

48,030		CSX Corp.	1,259,347	0.1

185,380		Danaher Corp.	9,823,286	1.0

20,770		Dun & Bradstreet Corp.	1,568,966	0.2

81,560		Eaton Corp.	4,196,262	0.4

42,360		Fluor Corp.	2,738,998	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
119,960		Honeywell International,
		Inc.	$7,148,416	0.7

9,266	@	Huntington Ingalls
		Industries, Inc.	319,677	0.0

197,700		Lockheed Martin Corp.	16,007,768	1.7

56,230		Northrop Grumman
		Corp.	3,899,550	0.4

11,400		Precision Castparts
		Corp.	1,877,010	0.2

41,118		Stanley Black & Decker,
		Inc.	2,962,552	0.3

28,050		Tyco International Ltd.	1,386,512	0.1

29,480		United Parcel Service,
		Inc. - Class B	2,149,976	0.2

160,430		United Technologies
		Corp.	14,199,660	1.5

			79,307,080	8.1

		Information Technology: 5.2%
106,440		Accenture PLC	6,431,105	0.7

14,960		ASML Holding NV	552,922	0.1

31,070	@	Check Point Software
		Technologies	1,766,329	0.2

232,480		Cisco Systems, Inc.	3,629,013	0.4

134,799		Hewlett-Packard Co.	4,906,684	0.5

59,940		International Business
		Machines Corp.	10,282,707	1.0

137,822		Intel Corp.	3,054,135	0.3

10,210		Mastercard, Inc.	3,076,681	0.3

41,180	L	Microchip Technology,
		Inc.	1,561,134	0.2

52,790		Microsoft Corp.	1,372,540	0.1

293,568		Oracle Corp.	9,661,323	1.0

29,450		Visa, Inc.	2,481,457	0.2

88,410		Western Union Co.	1,770,852	0.2

			50,546,882	5.2

		Materials: 2.3%
66,740		Air Products &
		Chemicals, Inc.	6,379,009	0.7

9,110		Airgas, Inc.	638,064	0.1

46,210		Celanese Corp.	2,463,455	0.2

14,370		Cliffs Natural
		Resources, Inc.	1,328,507	0.1

37,340		EI Du Pont de Nemours
		& Co.	2,018,227	0.2

75,250		PPG Industries, Inc.	6,831,947	0.7

32,870		Sherwin-Williams Co.	2,756,807	0.3

			22,416,016	2.3

		Telecommunication Services: 2.2%
414,796		AT&T, Inc.	13,028,743	1.3

40,468		CenturyTel, Inc.	1,636,121	0.2

2,652,986		Vodafone Group PLC	7,034,796	0.7

			21,699,660	2.2

		Utilities: 2.0%
54,320		American Electric
		Power Co., Inc.	2,046,778	0.2

15,390		Dominion Resources,
		Inc.	742,875	0.1

31,570		Entergy Corp.	2,155,600	0.2

27,576		NextEra Energy, Inc.	$1,584,517	0.1

67,120	@	NRG Energy, Inc.	1,649,810	0.2

88,060		Pacific Gas & Electric
		Co.	3,701,162	0.4

124,350		PPL Corp.	3,460,660	0.3

138,260		Public Service
		Enterprise Group, Inc.	4,512,806	0.5

			19,854,208	2.0

	Total Common Stock
	(Cost $465,356,954)		585,685,684	60.2

PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.2%
31,600		General Motors Co.	1,540,184	0.2

		Utilities: 0.0%
9,570		PPL Corp.	535,920	0.0

	Total Preferred Stock
	(Cost $2,058,500)		2,076,104	0.2

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: 10.1%
		Consumer Discretionary: 1.2%
1,090,000		Anheuser-Busch InBev
		Worldwide, Inc.,
		8.000%, 11/15/39	1,478,187	0.2

1,028,000		COX Communications,
		Inc., 4.625%, 06/01/13	1,092,070	0.1

1,080,000		DirecTV Holdings, LLC,
		4.600%, 02/15/21	1,087,213	0.1

1,329,000		Hearst-Argyle
		Television, Inc.,
		7.500%, 11/15/27	1,013,404	0.1

953,000		Home Depot, Inc.,
		5.950%, 04/01/41	984,891	0.1

339,000		Limited Brands, Inc.,
		5.250%, 11/01/14	355,950	0.0

819,000		News America
		Holdings, 8.500%,
		02/23/25	1,038,355	0.1

1,029,000		Time Warner
		Entertainment Co. LP,
		8.375%, 07/15/33	1,318,903	0.1

1,779,000	L	Wal-Mart Stores, Inc.,
		5.250%, 09/01/35	1,785,179	0.2

840,000	#	WEA Finance LLC,
		4.625%, 05/10/21	816,774	0.1

942,000		Wyndham Worldwide
		Corp., 6.000%,
		12/01/16	1,001,538	0.1

			11,972,464	1.2

		Consumer Staples: 0.2%
952,000		CVS Caremark Corp.,
		6.125%, 08/15/16	1,092,587	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
1,119,000	#	SABMiller PLC,
		5.500%, 08/15/13	$1,212,682	0.1

			2,305,269	0.2

		Energy: 1.1%
1,140,000	L	Anadarko Petroleum
		Corp., 6.450%,
		09/15/36	1,193,296	0.1

1,060,000		BP Capital Markets
		PLC, 4.742%, 03/11/21	1,095,616	0.1

261,000		BP Capital Markets
		PLC, 4.500%, 10/01/20	266,667	0.0

248,000	#	Corp. Nacional del
		Cobre de Chile -
		CODELCO, 3.750%,
		11/04/20	236,858	0.0

768,000		Enterprise Products
		Operating L.P., 6.500%,
		01/31/19	881,074	0.1

250,000		Hess Corp., 8.125%,
		02/15/19	316,793	0.0

659,000		Husky Energy, Inc.,
		5.900%, 06/15/14	733,959	0.1

676,000		Husky Energy, Inc.,
		7.250%, 12/15/19	811,502	0.1

15,000		Kinder Morgan Energy
		Partners LP, 7.400%,
		03/15/31	17,133	0.0
420,000		Kinder Morgan Energy
		Partners LP, 7.750%,
		03/15/32	500,003	0.1

233,000		Petrobras International
		Finance Co. - Pifco,
		6.750%, 01/27/41	249,803	0.0

1,403,000		Petro-Canada, 6.050%,
		05/15/18	1,590,762	0.2

646,000		Petroleos Mexicanos,
		8.000%, 05/03/19	799,748	0.1

777,463	#	Ras Laffan Liquefied
		Natural Gas Co., Ltd. II,
		5.832%, 09/30/16	849,378	0.1

778,000		Spectra Energy Capital,
		LLC, 8.000%, 10/01/19	953,191	0.1

			10,495,783	1.1

		Financials: 4.8%
1,710,000	#	ABN Amro Bank NV,
		2.043%, 01/30/14	1,746,811	0.2

750,000	#	Achmea
		Hypotheekbank NV,
		3.200%, 11/03/14	787,824	0.1

892,000		American Express Co.,
		5.500%, 09/12/16	995,459	0.1

800,000		Asian Development
		Bank, 2.750%, 05/21/14	838,062	0.1

521,000	#	Banco Bradesco
		S.A./Cayman Islands,
		6.750%, 09/29/19	562,680	0.1

617,000		Bank of America Corp.,
		5.490%, 03/15/19	619,134	0.1
420,000		Bank of America Corp.,
		7.375%, 05/15/14	472,471	0.0
590,000		Bank of America Corp.,
		7.625%, 06/01/19	$684,490	0.1

558,000	#,L	BNP Paribas, 7.195%,
		12/31/49	544,050	0.1

365,000		Boston Properties, Inc.,
		5.000%, 06/01/15	396,003	0.0

1,268,000		Capital One Financial
		Corp., 6.150%,
		09/01/16	1,400,439	0.1

1,854,000		Chubb Corp., 6.375%,
		03/29/67	1,928,160	0.2

610,000	#	Commonwealth Bank of
		Australia, 5.000%,
		10/15/19	635,846	0.1

1,637,000		CommonWealth REIT,
		6.250%, 08/15/16	1,794,370	0.2

1,230,000		Credit Suisse New
		York, 5.500%, 05/01/14	1,351,855	0.1

320,000	#	Crown Castle Towers
		LLC, 4.883%, 08/15/20	322,360	0.0
605,000	#	Crown Castle Towers
		LLC, 6.113%, 01/15/20	661,239	0.1

965,000	#	Erac USA Finance Co.,
		7.000%, 10/15/37	1,065,162	0.1

421,000		General Electric Capital
		Corp., 5.450%,
		01/15/13	448,221	0.0

760,000		General Electric Capital
		Corp., 4.625%,
		01/07/21	765,933	0.1

1,113,000		Goldman Sachs Group,
		Inc., 5.625%, 01/15/17	1,179,662	0.1

1,125,000	#	BPCE S.A., 12.500%,
		08/29/49	1,290,358	0.1

615,000	L	HCP, Inc., 5.375%,
		02/01/21	635,511	0.1

650,000		HSBC Bank USA NA,
		4.875%, 08/24/20	641,112	0.1

572,000		HSBC Holdings PLC,
		5.100%, 04/05/21	587,298	0.1

1,400,000	#	Irish Life & Permanent
		Group Holdings PLC,
		3.600%, 01/14/13	1,190,993	0.1

490,000		JPMorgan Chase
		Capital XXII, 6.450%,
		02/02/37	495,257	0.1

128,000		JPMorgan Chase Bank
		NA, 7.000%, 11/01/39	128,234	0.0

1,020,000		JPMorgan Chase &
		Co., 6.300%, 04/23/19	1,151,476	0.1

64,000		Kimco Realty Corp.,
		6.000%, 11/30/12	67,741	0.0

1,400,000		Kreditanstalt fuer
		Wiederaufbau, 4.875%,
		06/17/19	1,586,052	0.2

930,000		Lloyds TSB Bank PLC,
		4.875%, 01/21/16	952,140	0.1

990,000		Merrill Lynch & Co.,
		Inc., 6.150%, 04/25/13	1,063,454	0.1

480,000	#	Metropolitan Life Global
		Funding I, 5.125%,
		04/10/13	510,950	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
470,000	#	Metropolitan Life Global
		Funding I, 5.125%,
		06/10/14	$513,855	0.1

280,000		MetLife, Inc., 4.750%,
		02/08/21	285,984	0.0

927,000		Morgan Stanley,
		5.750%, 10/18/16	985,714	0.1
1,320,000		Morgan Stanley,
		6.625%, 04/01/18	1,456,095	0.1

560,000	#	Nordea Bank AB,
		4.875%, 01/14/21	567,319	0.1

497,000	#,L	Nordea Bank AB,
		5.424%, 12/29/49	479,605	0.0

932,000		PNC Funding Corp.,
		5.625%, 02/01/17	1,027,468	0.1

370,000		Prudential Financial,
		Inc., 6.625%, 06/21/40	400,818	0.0

1,960,000	#	Royal Bank of Scotland
		PLC, 2.625%, 05/11/12	1,997,434	0.2

1,010,000		Royal Bank of Scotland
		PLC/The, 6.125%,
		01/11/21	1,037,223	0.1

400,000	#	Santander US Debt SA
		Unipersonal, 3.781%,
		10/07/15	386,076	0.0

1,228,000		Simon Property Group
		LP, 5.875%, 03/01/17	1,392,360	0.1

1,500,000	#	Svenska
		Handelsbanken AB,
		4.875%, 06/10/14	1,621,353	0.2

540,000		Toyota Motor Credit
		Corp., 3.200%,
		06/17/15	561,748	0.1

1,782,000		UBS Preferred Funding
		Trust V, 6.243%,
		05/29/49	1,764,180	0.2

1,280,000	#	Unicredit Luxembourg
		Finance S.A., 6.000%,
		10/31/17	1,231,647	0.1

687,000		Wachovia Corp.,
		5.250%, 08/01/14	736,895	0.1

314,000	#	WEA Finance, LLC /
		WT Finance Aust Pty
		Ltd., 6.750%, 09/02/19	356,642	0.0

150,000	#	ZFS Finance USA Trust
		IV, 5.875%, 05/09/32	152,036	0.0

430,000	#	ZFS Finance USA Trust
		V, 6.500%, 05/09/37	430,000	0.0

			46,885,259	4.8

		Health Care: 0.5%
980,000		CareFusion Corp.,
		6.375%, 08/01/19	1,107,892	0.1

832,000		Hospira, Inc., 6.050%,
		03/30/17	945,477	0.1

460,000		Pfizer, Inc., 7.200%,
		03/15/39	579,472	0.1

1,510,000	#	Roche Holdings, Inc.,
		6.000%, 03/01/19	1,742,483	0.2

			4,375,324	0.5

		Industrials: 0.6%
873,000	#	Atlas Copco AB,
		5.600%, 05/22/17	$972,442	0.1

1,754,000	#	BAE Systems Holdings,
		Inc., 5.200%, 08/15/15	1,906,091	0.2

1,283,000		Kennametal, Inc.,
		7.200%, 06/15/12	1,353,466	0.1

1,182,000		Tyco Electronics Group
		S.A., 6.550%, 10/01/17	1,394,511	0.2

			5,626,510	0.6

		Information Technology: 0.2%
1,504,000		Western Union Co.,
		5.400%, 11/17/11	1,531,256	0.2

		Materials: 0.2%
900,000	L	ArcelorMittal, 5.250%,
		08/05/20	891,448	0.1
510,000		ArcelorMittal, 9.850%,
		06/01/19	647,479	0.1

252,000		Vale Overseas Ltd.,
		4.625%, 09/15/20	251,884	0.0
198,000		Vale Overseas Ltd.,
		6.875%, 11/10/39	216,172	0.0

			2,006,983	0.2

		Telecommunication Services: 0.5%
1,070,000		AT&T, Inc., 6.550%,
		02/15/39	1,177,530	0.1

1,230,000		Rogers
		Communications, Inc.,
		6.800%, 08/15/18	1,453,458	0.1

653,000		Telecom Italia Capital
		S.A., 5.250%, 11/15/13	685,882	0.1

1,854,000		Verizon New York, Inc.,
		6.875%, 04/01/12	1,936,894	0.2

			5,253,764	0.5

		Utilities: 0.8%
1,911,278		Bruce Mansfield Unit,
		6.850%, 06/01/34	2,053,867	0.2

902,000	#	EDP Finance BV,
		6.000%, 02/02/18	835,684	0.1

858,000	#	Enel Finance
		International S.A.,
		6.250%, 09/15/17	948,431	0.1

377,000		Midamerican Funding,
		LLC, 6.927%, 03/01/29	436,069	0.0

1,319,000		Oncor Electric Delivery
		Co., 7.000%, 09/01/22	1,575,695	0.2

765,000		PSEG Power, LLC,
		5.320%, 09/15/16	844,206	0.1
991,000		PSEG Power, LLC,
		6.950%, 06/01/12	1,045,053	0.1

			7,739,005	0.8

	Total Corporate
	Bonds/Notes
	(Cost $92,033,403)		98,191,617	10.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
2,000,000		Banc of America
		Commercial Mortgage,
		Inc., 5.930%, 02/10/51	2,176,298	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
29,746	#	BlackRock Capital
		Finance LP, 7.750%,
		09/25/26	$24,908	0.0

3,050,000		Citigroup Commercial
		Mortgage Trust,
		5.886%, 12/10/49	3,334,517	0.3

990,000		Citigroup/Deutsche
		Bank Commercial
		Mortgage Trust,
		5.322%, 12/11/49	1,051,855	0.1

1,442,297		Credit Suisse Mortgage
		Capital Certificates,
		5.695%, 09/15/40	1,531,285	0.2

252,053	#	GG1C Funding Corp.,
		5.129%, 01/15/14	258,865	0.0

122,000		Greenwich Capital
		Commercial Funding
		Corp., 5.475%,
		03/10/39	118,416	0.0

1,180,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		4.780%, 07/15/42	1,216,388	0.1
1,452,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		4.948%, 09/12/37	1,465,615	0.2
1,660,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.388%, 05/15/41	1,783,635	0.2
1,000,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		6.005%, 06/15/49	1,080,059	0.1
1,037,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		6.067%, 04/15/45	1,152,209	0.1

1,442,297		Merrill
		Lynch/Countrywide
		Commercial Mortgage
		Trust, 5.810%, 06/12/50	1,545,894	0.2

4,853,799	#,^	Morgan Stanley Capital
		I, 1.186%, 11/15/30	122,399	0.0

432,556		RAAC Series, 4.971%,
		09/25/34	436,508	0.0

1,095,807	#	Spirit Master Funding,
		LLC, 5.050%, 07/20/23	973,361	0.1

2,400,000		Wachovia Bank
		Commercial Mortgage
		Trust, 6.097%, 02/15/51	2,614,812	0.3

483,579		W3A Funding Corp.,
		8.090%, 01/02/17	487,467	0.1

	Total Collateralized
	Mortgage Obligations
	(Cost $20,128,051)		21,374,491	2.2

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State
		Turnpike Authority,
		7.414%, 01/01/40	$1,094,103	0.1

	Total Municipal Bonds
	(Cost $936,089)		1,094,103	0.1

OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
102,000		Peru Government
		International Bond,
		7.350%, 07/21/25	125,103	0.0

1,800,000	#	Russian Foreign Bond -
		Eurobond, 3.625%,
		04/29/15	1,854,000	0.2

611,000	#	Societe Financement
		de l’Economie
		Francaise, 3.375%,
		05/05/14	648,484	0.1

	Total Other Bonds
	(Cost $2,504,805)		2,627,587	0.3

U.S. TREASURY OBLIGATIONS: 12.4%
		Treasury Inflation Indexed Protected Securities: 0.8%
7,662,410		1.250%, due 7/15/2020	8,112,577	0.8

		U.S. Treasury Bonds: 5.0%
2,011,900		2.750%, due 2/15/2019	2,031,548	0.2
9,623,000		3.750%, due
		11/15/2018	10,425,924	1.1
4,501,000		3.875%, due 2/15/2013	4,755,415	0.5
1,164,000		4.500%, due 2/15/2036	1,203,103	0.1
9,970,500		4.500%, due 8/15/2039	10,196,392	1.0
485,000		4.750%, due 8/15/2017	557,902	0.1
5,949,000	L	5.000%, due 5/15/2037	6,608,970	0.7
978,000		5.125%, due 5/15/2016	1,136,772	0.1
4,272,000		5.250%, due 2/15/2029	4,930,157	0.5
357,000		5.375%, due 2/15/2031	418,471	0.0
1,500,000		6.000%, due 2/15/2026	1,867,266	0.2
390,000		6.750%, due 8/15/2026	520,528	0.1
390,000		8.000%, due
		11/15/2021	555,385	0.1
2,070,000		8.500%, due 2/15/2020	2,974,654	0.3
57,000		9.875%, due
		11/15/2015	77,422	0.0

			48,259,909	5.0

		U.S. Treasury Notes: 6.6%
7,881,500		1.375%, due 2/15/2012	7,943,385	0.8
5,217,000		1.375%, due
		10/15/2012	5,289,548	0.5
6,848,000		1.375%, due 1/15/2013	6,955,000	0.7
4,247,000		1.500%, due
		12/31/2013	4,338,909	0.5
6,642,000		1.875%, due 4/30/2014	6,850,599	0.7
1,682,000		2.000%, due
		11/30/2013	1,738,243	0.2
13,496,000		2.125%, due 5/31/2015	13,953,595	1.4
663,000		2.625%, due 2/29/2016	693,975	0.1
7,423,000		2.750%, due
		10/31/2013	7,795,308	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

			Percentage
Principal			of Net
Amount†		Value	Assets

U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: (continued)
4,105,000	3.125%, due 9/30/2013	$4,342,963	0.5
3,800,000	3.500%, due 5/31/2013	4,020,727	0.4
–	5.125%, due 6/30/2011	–	–

		63,922,252	6.6

	Total U.S. Treasury
	Obligations
	(Cost $117,834,399)	120,294,738	12.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.7%
	Federal Home Loan Mortgage Corporation:
	4.0%##
879,000	3.808%, due 8/25/2020	884,695	0.1
264,180	3.882%, due
	11/25/2017	276,615	0.0
2,808,221	4.000%, due 11/1/2040	2,810,825	0.3
2,862,847	4.000%, due 1/1/2041	2,865,502	0.3
375,962	4.500%, due 8/1/2018	401,948	0.1
400,500	4.500%, due 11/1/2018	428,183	0.1
1,079,382	4.500%, due 1/1/2019	1,153,988	0.1
1,899,404	4.500%, due 8/1/2024	2,015,257	0.2
296,325	4.500%, due 4/1/2035	308,661	0.0
190,715	4.500%, due 4/1/2035	199,571	0.0
210,797	4.500%, due 4/1/2035	219,869	0.0
3,160,258	4.500%, due 6/1/2039	3,273,304	0.3
51,019	5.000%, due 3/1/2018	55,141	0.0
114,685	5.000%, due 5/1/2018	123,950	0.0
211,215	5.000%, due 5/1/2018	227,093	0.0
520,328	5.000%, due 2/1/2019	562,610	0.1
1,811,190	5.000%, due 9/1/2033	1,935,125	0.2
791,929	5.000%, due 11/1/2033	846,119	0.1
375,284	5.000%, due 3/1/2034	401,609	0.1
242,392	5.000%, due 4/1/2034	258,827	0.0
298,889	5.000%, due 8/1/2035	318,920	0.0
714,360	5.000%, due 10/1/2035	762,684	0.1
278,517	5.000%, due 10/1/2035	297,183	0.0
380,667	5.000%, due 11/1/2035	406,179	0.1
407,668	5.000%, due 12/1/2036	434,991	0.1
2,531,651	5.000%, due 7/1/2039	2,692,623	0.3
1,064,000	5.085%, due 3/25/2019	1,138,930	0.1
296,550	5.500%, due 1/1/2019	323,723	0.0
52,665	5.500%, due 7/1/2019	57,392	0.0
56,788	5.500%, due 8/1/2019	61,886	0.0
3,271	5.500%, due 2/1/2020	3,565	0.0
48,311	5.500%, due 10/1/2021	52,738	0.0
11,897	5.500%, due 10/1/2024	12,941	0.0
484,746	5.500%, due 6/1/2025	526,817	0.1
239,887	5.500%, due 7/1/2025	260,706	0.0
408,552	5.500%, due 8/1/2025	444,011	0.1
60,142	5.500%, due 9/1/2025	65,362	0.0
412,621	5.500%, due 12/1/2033	449,191	0.1
747,158	5.500%, due 12/1/2033	813,378	0.1
1,382,643	5.500%, due 1/1/2034	1,505,186	0.2
177,210	5.500%, due 4/1/2034	193,303	0.0
127,388	5.500%, due 11/1/2034	138,619	0.0
247,417	5.500%, due 9/1/2035	269,075	0.0
35,161	5.500%, due 10/1/2035	38,288	0.0
210,531	5.500%, due 2/1/2037	229,651	0.0
18,891	6.000%, due 4/1/2016	20,646	0.0
72,528	6.000%, due 4/1/2017	79,402	0.0
41,968	6.000%, due 7/1/2017	45,946	0.0
52,276	6.000%, due 10/1/2017	57,230	0.0
100,321	6.000%, due 8/1/2019	109,830	0.0
406,354	6.000%, due 8/1/2019	447,409	0.1
57,046	6.000%, due 9/1/2019	$62,773	0.0
94,901	6.000%, due 5/1/2021	104,340	0.0
428,762	6.000%, due 2/1/2023	473,648	0.1
49,184	6.000%, due 12/1/2025	54,087	0.0
123,760	6.000%, due 2/1/2026	136,098	0.0
155,338	6.000%, due 4/1/2034	172,411	0.0
42,606	6.000%, due 5/1/2034	47,289	0.0
172,827	6.000%, due 7/1/2034	191,822	0.0
73,711	6.000%, due 7/1/2034	81,766	0.0
34,271	6.000%, due 7/1/2034	37,909	0.0
36,419	6.000%, due 8/1/2034	40,422	0.0
317,531	6.000%, due 8/1/2034	352,331	0.0
832,389	6.000%, due 8/1/2034	922,835	0.1
24,406	6.000%, due 8/1/2034	27,058	0.0
159,655	6.000%, due 9/1/2034	176,804	0.0
160,974	6.000%, due 7/1/2035	177,761	0.0
370,889	6.000%, due 8/1/2035	409,567	0.1
506,695	6.000%, due 11/1/2035	559,931	0.1
232,870	6.000%, due 3/1/2036	257,300	0.0
602,737	6.000%, due 10/1/2036	666,724	0.1
362,824	6.000%, due 3/1/2037	400,887	0.0
159,010	6.000%, due 5/1/2037	175,692	0.0
58,902	6.500%, due 5/1/2034	66,759	0.0
38,732	6.500%, due 5/1/2034	43,923	0.0
77,827	6.500%, due 6/1/2034	88,152	0.0
40,449	6.500%, due 6/1/2034	45,794	0.0
18,881	6.500%, due 6/1/2034	21,411	0.0
171,790	6.500%, due 8/1/2034	194,706	0.0
17,449	6.500%, due 8/1/2034	19,773	0.0
50,572	6.500%, due 8/1/2034	57,254	0.0
37,713	6.500%, due 8/1/2034	42,767	0.0
479,387	6.500%, due 8/1/2034	543,633	0.1
148,325	6.500%, due 10/1/2034	168,110	0.0
2,381	6.500%, due 11/1/2034	2,695	0.0
7,811	6.500%, due 9/1/2035	8,828	0.0
199,239	6.500%, due 5/1/2037	224,945	0.0
115,969	6.500%, due 7/1/2037	130,931	0.0
291,146	6.500%, due 7/1/2037	328,672	0.0
87,059	6.500%, due 2/1/2038	98,237	0.0

		39,122,742	4.0

	Federal National Mortgage Association: 6.7%##
97,000	3.154%, due 2/25/2018	96,704	0.0
120,447	3.800%, due 2/1/2018	124,850	0.0
99,685	3.910%, due 2/1/2018	103,885	0.0
1,805,887	4.000%, due 4/1/2024	1,885,844	0.2
142,807	4.010%, due 8/1/2013	148,958	0.0
430,953	4.021%, due 8/1/2013	450,704	0.1
189,864	4.500%, due 4/1/2018	203,224	0.0
483,630	4.500%, due 6/1/2018	517,663	0.1
47,355	4.500%, due 7/1/2018	50,687	0.0
275,746	4.500%, due 3/1/2019	295,064	0.0
166,962	4.500%, due 4/1/2020	178,658	0.0
1,145,250	4.500%, due 8/1/2033	1,196,237	0.1
280,276	4.500%, due 2/1/2035	292,447	0.0
16,718	4.500%, due 9/1/2035	17,423	0.0
755,100	4.500%, due 2/1/2041	783,526	0.1
798,709	4.500%, due 4/1/2041	828,777	0.1
653,160	4.562%, due 5/1/2014	696,479	0.1
356,622	4.630%, due 4/1/2014	379,951	0.1
86,409	4.767%, due 4/1/2013	90,094	0.0
665,820	4.775%, due 12/1/2012	684,826	0.1
382,086	4.841%, due 8/1/2014	409,178	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

			Percentage
Principal			of Net
Amount†		Value	Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association:
	(continued)
28,596	4.845%, due 6/1/2013	$30,135	0.0
18,117	4.872%, due 2/1/2014	19,141	0.0
354,367	4.880%, due 3/1/2020	377,741	0.1
405,151	4.893%, due 4/1/2015	440,745	0.1
248,000	4.940%, due 8/1/2015	270,476	0.0
278,647	5.000%, due 11/1/2017	301,246	0.0
987,894	5.000%, due 2/1/2018	1,068,015	0.1
819,029	5.000%, due 12/1/2018	881,359	0.1
327,730	5.000%, due 7/1/2019	354,489	0.0
352,927	5.000%, due 11/1/2033	377,248	0.1
448,730	5.000%, due 3/1/2034	479,652	0.1
181,326	5.000%, due 3/1/2034	193,736	0.0
232,944	5.000%, due 5/1/2034	248,887	0.0
270,175	5.000%, due 8/1/2034	288,666	0.0
729,252	5.000%, due 9/1/2034	779,164	0.1
319,394	5.000%, due 1/1/2035	341,254	0.0
585,467	5.000%, due 6/1/2035	625,172	0.1
1,581,825	5.000%, due 7/1/2035	1,689,101	0.2
455,391	5.000%, due 8/1/2035	486,274	0.1
218,227	5.000%, due 9/1/2035	233,027	0.0
2,041,039	5.000%, due 10/1/2035	2,179,457	0.2
166,713	5.000%, due 7/1/2039	178,227	0.0
656,868	5.000%, due 10/1/2039	699,157	0.1
253,937	5.000%, due 11/1/2039	271,476	0.0
171,835	5.000%, due 11/1/2040	183,488	0.0
132,307	5.000%, due 11/1/2040	141,280	0.0
111,327	5.000%, due 1/1/2041	118,877	0.0
166,170	5.000%, due 3/1/2041	177,440	0.0
8,226	5.190%, due 11/1/2015	9,036	0.0
94,101	5.350%, due 12/1/2016	103,003	0.0
330,000	5.370%, due 5/1/2018	361,060	0.0
15,760	5.371%, due 2/1/2013	16,379	0.0
16,075	5.450%, due 4/1/2017	17,576	0.0
281,639	5.466%, due 11/1/2015	311,328	0.0
370,716	5.500%, due 11/1/2017	401,320	0.1
193,123	5.500%, due 1/1/2018	209,768	0.0
364,407	5.500%, due 2/1/2018	394,986	0.1
336,915	5.500%, due 6/1/2019	368,795	0.0
59,600	5.500%, due 7/1/2019	65,128	0.0
132,006	5.500%, due 7/1/2019	144,497	0.0
146,635	5.500%, due 7/1/2019	160,235	0.0
191,951	5.500%, due 8/1/2019	209,755	0.0
176,817	5.500%, due 9/1/2019	193,548	0.0
56,828	5.500%, due 9/1/2019	62,053	0.0
650,373	5.500%, due 2/1/2033	708,320	0.1
18,801	5.500%, due 3/1/2033	20,477	0.0
17,726	5.500%, due 5/1/2033	19,305	0.0
791,446	5.500%, due 6/1/2033	861,962	0.1
251,593	5.500%, due 6/1/2033	274,009	0.0
2,147,121	5.500%, due 7/1/2033	2,338,424	0.3
94,163	5.500%, due 7/1/2033	102,552	0.0
559,068	5.500%, due 11/1/2033	608,880	0.1
186,853	5.500%, due 12/1/2033	203,501	0.0
313,169	5.500%, due 1/1/2034	341,071	0.0
231,408	5.500%, due 1/1/2034	252,026	0.0
112,823	5.500%, due 1/1/2034	122,981	0.0
513,172	5.500%, due 2/1/2034	558,895	0.1
265,075	5.500%, due 2/1/2034	288,941	0.0
169,758	5.500%, due 2/1/2034	185,043	0.0
125,116	5.500%, due 2/1/2034	136,381	0.0
79,583	5.500%, due 3/1/2034	87,246	0.0
78,696	5.500%, due 3/1/2034	86,273	0.0
149,214	5.500%, due 4/1/2034	162,649	0.0
161,941	5.500%, due 4/1/2034	$176,400	0.0
246,677	5.500%, due 5/1/2034	268,655	0.0
279,855	5.500%, due 5/1/2034	305,577	0.0
294,894	5.500%, due 5/1/2034	321,998	0.0
520,394	5.500%, due 5/1/2034	568,224	0.1
93,864	5.500%, due 6/1/2034	102,227	0.0
109,059	5.500%, due 7/1/2034	118,742	0.0
191,658	5.500%, due 7/1/2034	208,714	0.0
193,182	5.500%, due 7/1/2034	210,394	0.0
57,614	5.500%, due 7/1/2034	62,747	0.0
140,039	5.500%, due 7/1/2034	152,509	0.0
97,775	5.500%, due 7/1/2034	106,487	0.0
879,169	5.500%, due 7/1/2034	957,363	0.1
275,948	5.500%, due 9/1/2034	300,534	0.0
606,969	5.500%, due 9/1/2034	660,828	0.1
23,442	5.500%, due 9/1/2034	25,553	0.0
52,687	5.500%, due 9/1/2034	57,431	0.0
31,466	5.500%, due 9/1/2034	34,270	0.0
89,878	5.500%, due 9/1/2034	97,886	0.0
367,605	5.500%, due 9/1/2034	400,358	0.1
212,202	5.500%, due 9/1/2034	231,108	0.0
696,913	5.500%, due 9/1/2034	758,897	0.1
267,645	5.500%, due 10/1/2034	291,352	0.0
598,315	5.500%, due 10/1/2034	651,530	0.1
620,924	5.500%, due 10/1/2034	676,215	0.1
372,455	5.500%, due 11/1/2034	405,427	0.1
3,111	5.500%, due 11/1/2034	3,396	0.0
794,867	5.500%, due 11/1/2034	865,687	0.1
1,144,184	5.500%, due 12/1/2034	1,245,771	0.1
468,011	5.500%, due 12/1/2034	509,563	0.1
43,685	5.500%, due 2/1/2035	47,619	0.0
300,327	5.500%, due 4/1/2035	326,913	0.0
10,345	5.500%, due 4/1/2035	11,276	0.0
112,372	5.500%, due 5/1/2035	122,291	0.0
999,675	5.500%, due 9/1/2035	1,089,681	0.1
576,586	5.500%, due 1/1/2036	627,058	0.1
378,434	5.500%, due 8/1/2038	411,087	0.1
306,361	5.662%, due 2/1/2016	344,095	0.0
194,152	5.725%, due 7/1/2016	215,617	0.0
140,180	6.000%, due 2/1/2017	153,291	0.0
5,311	6.000%, due 3/1/2017	5,814	0.0
176,815	6.000%, due 8/1/2017	193,573	0.0
82,607	6.000%, due 3/1/2018	90,436	0.0
712,439	6.000%, due 11/1/2018	779,075	0.1
71,524	6.000%, due 1/1/2021	78,795	0.0
45,397	6.000%, due 1/1/2034	50,365	0.0
70,465	6.000%, due 3/1/2034	78,177	0.0
72,810	6.000%, due 3/1/2034	80,778	0.0
1,100,645	6.000%, due 4/1/2034	1,221,100	0.1
519,418	6.000%, due 4/1/2034	576,263	0.1
524,449	6.000%, due 4/1/2034	581,846	0.1
47,691	6.000%, due 5/1/2034	52,789	0.0
97,317	6.000%, due 5/1/2034	107,790	0.0
99,546	6.000%, due 6/1/2034	110,441	0.0
696,161	6.000%, due 6/1/2034	772,349	0.1
328,383	6.000%, due 6/1/2034	364,322	0.0
505,571	6.000%, due 6/1/2034	560,901	0.1
72,009	6.000%, due 6/1/2034	79,889	0.0
36,283	6.000%, due 7/1/2034	40,254	0.0
282,169	6.000%, due 7/1/2034	311,815	0.0
219,927	6.000%, due 7/1/2034	243,995	0.0
250,055	6.000%, due 7/1/2034	276,874	0.0
391,140	6.000%, due 7/1/2034	433,377	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
71,343		6.000%, due 8/1/2034	$79,073	0.0
501,251		6.000%, due 8/1/2034	555,012	0.1
38,050		6.000%, due 8/1/2034	42,172	0.0
405,411		6.000%, due 8/1/2034	449,189	0.1
349,585		6.000%, due 10/1/2034	387,843	0.1
430,495		6.000%, due 10/1/2034	476,510	0.1
75,324		6.000%, due 10/1/2034	83,355	0.0
133,950		6.000%, due 11/1/2034	148,609	0.0
21,601		6.000%, due 11/1/2034	23,887	0.0
135,675		6.000%, due 4/1/2035	150,276	0.0
9,453		6.000%, due 8/1/2035	10,442	0.0
179,015		6.000%, due 9/1/2035	198,103	0.0
46,288		6.000%, due 9/1/2035	51,151	0.0
119,991		6.000%, due 10/1/2035	132,598	0.0
177,878		6.000%, due 10/1/2035	197,345	0.0
6,776		6.000%, due 11/1/2035	7,488	0.0
752,308		6.000%, due 12/1/2035	831,350	0.1
300,981		6.000%, due 12/1/2035	332,604	0.0
182,392		6.000%, due 12/1/2035	202,353	0.0
2,968		6.000%, due 2/1/2036	3,285	0.0
409,593		6.000%, due 3/1/2036	452,627	0.1
675,718		6.000%, due 4/1/2036	747,283	0.1
8,333		6.000%, due 6/1/2036	9,208	0.0
294,035		6.000%, due 3/1/2037	323,549	0.0
236,390		6.000%, due 7/1/2037	262,260	0.0
1,115		6.330%, due 9/1/2011	1,116	0.0
204,126		6.500%, due 6/1/2031	232,334	0.0
636		6.500%, due 7/1/2031	724	0.0
24,328		6.500%, due 7/1/2031	27,690	0.0
629		6.500%, due 8/1/2031	716	0.0
287,550		6.500%, due 9/1/2031	327,286	0.0
153,300		6.500%, due 12/1/2031	174,485	0.0
2,067		6.500%, due 1/1/2032	2,352	0.0
3,802		6.500%, due 2/1/2032	4,328	0.0
400,000		6.500%, due 7/1/2032	455,276	0.1
533,473		6.500%, due 8/1/2032	607,193	0.1
426,154		6.500%, due 1/1/2033	485,045	0.1
68,234		6.500%, due 4/1/2034	77,535	0.0
475,448		6.500%, due 8/1/2034	540,482	0.1
3,972		6.500%, due 4/1/2036	4,510	0.0
199,404		6.500%, due 5/1/2036	226,461	0.0
94,932		6.500%, due 1/1/2037	107,635	0.0
48,259		6.500%, due 2/1/2037	54,727	0.0
267,367		6.500%, due 2/1/2037	302,978	0.0
17,589		6.500%, due 2/1/2037	19,953	0.0
613,076		6.500%, due 7/1/2037	695,499	0.1
39,314		7.500%, due 2/1/2030	46,062	0.0
151,027		7.500%, due 3/1/2031	177,567	0.0
3,840		7.500%, due 11/1/2031	4,514	0.0
637		7.500%, due 2/1/2032	749	0.0

			65,208,090	6.7

		Government National Mortgage Association:
		1.9%
2,862,521		4.000%, due 1/20/2041	2,913,659	0.3
70,735		4.500%, due 7/20/2033	75,262	0.0
92,613		4.500%, due 9/15/2033	98,537	0.0
400,571		4.500%, due 9/20/2033	425,336	0.0
175,355		4.500%, due
		12/20/2034	186,086	0.0
2,651,736		4.500%, due
		11/15/2039	2,810,564	0.3
583,411		4.500%, due 3/15/2040	618,142	0.1
421,499		4.500%, due 6/15/2040	$446,130	0.1
60,993		5.000%, due 7/20/2033	66,689	0.0
139,025		5.000%, due 3/15/2034	151,588	0.0
401,693		5.000%, due 6/15/2034	437,991	0.1
104,317		5.000%, due
		10/15/2034	113,651	0.0
1,932,704		5.000%, due 5/15/2039	2,097,689	0.2
2,457,426		5.000%, due 9/15/2039	2,667,203	0.3
445,175		5.500%, due
		11/15/2032	492,962	0.1
1,851,344		5.500%, due 5/15/2033	2,050,075	0.2
50,226		5.500%, due 8/15/2033	55,618	0.0
348,576		5.500%, due 8/15/2033	385,994	0.0
32,575		5.500%, due
		12/15/2033	36,072	0.0
9,911		6.000%, due 9/15/2032	11,097	0.0
319,288		6.000%, due 9/15/2032	357,519	0.0
28,444		6.000%, due
		10/15/2032	31,850	0.0
2,475		6.000%, due
		10/15/2032	2,771	0.0
501,942		6.000%, due 4/15/2033	562,044	0.1
16,200		6.000%, due 4/15/2034	18,145	0.0
99,747		6.000%, due 7/15/2034	112,033	0.0
107,018		6.000%, due 7/15/2034	120,201	0.0
286,766		6.000%, due 7/15/2034	322,089	0.0
154,020		6.000%, due 9/15/2034	172,270	0.0
282,407		6.000%, due
		11/20/2034	313,855	0.0
389,476		6.000%, due 2/20/2035	432,846	0.1
75,267		6.000%, due 4/20/2035	83,648	0.0

			18,669,616	1.9

		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/2/2018	611,450	0.1

	Total U.S. Government
	Agency Obligations
	(Cost $115,828,099)		123,611,898	12.7

ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.1%
1,068,842	#	Bayview Financial
		Revolving Mortgage
		Loan Trust, 1.786%,
		12/28/40	478,948	0.0

740,206		GMAC Mortgage Corp.
		Loan Trust, 5.805%,
		10/25/36	488,187	0.0

1,204,000		Residential Funding
		Mortgage Securities II,
		Inc., 5.320%, 12/25/35	516,829	0.1

			1,483,964	0.1

		Other Asset-Backed Securities: 0.7%
1,134,757	#	Anthracite CDO I Ltd.,
		0.636%, 05/24/17	1,100,713	0.1

843,300	#	Capital Trust Re CDO
		Ltd., 5.160%, 06/25/35	847,938	0.1

457,514		Small Business
		Administration, 4.770%,
		04/01/24	488,029	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
688,735		Small Business
		Administration, 4.990%,
		09/01/24	$739,122	0.1
2,388,762		Small Business
		Administration, 5.110%,
		08/01/25	2,575,728	0.3
743,960		Small Business
		Administration, 5.180%,
		05/01/24	798,105	0.1

49,630	+	Structured Asset
		Securities Corp.,
		4.670%, 03/25/35	49,540	0.0

			6,599,175	0.7

		Total Asset-Backed
		Securities
		(Cost $9,249,047)	8,083,139	0.8

		Total Long-Term
		Investments
		(Cost $825,929,347)	963,039,361	99.0

SHORT-TERM INVESTMENTS: 1.7%
		Commercial Paper: 0.8%
7,513,000		BNP Paribas, 0.030%,
		07/01/11
		(Cost $7,512,993)	7,512,993	0.8

				Percentage
				of Net
Shares			Value	Assets

		Securities Lending Collateralcc: 0.9%
7,363,427		BNY Mellon Overnight
		Government Fund(1)	7,363,427	0.8

2,385,323	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	1,908,259	0.1

		Total Securities Lending
		Collateral
		(Cost $9,748,750)	9,271,686	0.9

		Total Short-Term
		Investments
		(Cost $17,261,743)	16,784,679	1.7

		Total Investments in
		Securities
		(Cost $843,191,090)*	$979,824,040	100.7
		Liabilities in Excess of
		Other Assets	(6,599,582)	(0.7)

		Net Assets	$973,224,458	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $867,838,185.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$148,666,604
Gross Unrealized Depreciation	(36,680,749)

Net Unrealized appreciation	$111,985,855

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$56,393,705	$–	$–	$56,393,705
Consumer Staples	53,208,351	21,313,442	–	74,521,793
Energy	72,862,199	–	–	72,862,199
Financials	121,301,765	–	–	121,301,765
Health Care	62,559,253	4,223,123	–	66,782,376
Industrials	79,307,080	–	–	79,307,080
Information Technology	50,546,882	–	–	50,546,882
Materials	22,416,016	–	–	22,416,016
Telecommunication Services	14,664,864	7,034,796	–	21,699,660
Utilities	19,854,208	–	–	19,854,208

Total Common Stock	553,114,323	32,571,361	–	585,685,684

Preferred Stock	–	2,076,104	–	2,076,104
Corporate Bonds/Notes	–	98,191,617	–	98,191,617
Collateralized Mortgage Obligations	–	21,374,491	–	21,374,491
Municipal Bonds	–	1,094,103	–	1,094,103
Other Bonds	–	2,627,587	–	2,627,587
Short-Term Investments	7,363,427	7,512,993	1,908,259	16,784,679
U.S. Treasury Obligations	–	120,294,738	–	120,294,738
Asset-Backed Securities	–	5,655,540	2,427,599	8,083,139
U.S. Government Agency Obligations	–	123,611,898	–	123,611,898

Total Investments, at value	$560,477,750	$415,010,432	$4,335,858	$979,824,040

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.8%
		Consumer Discretionary: 8.1%
706,990		Comcast Corp. –
		Special Class A	$17,130,368	2.9

35,310		DIRECTV	1,794,454	0.3

24,176	@	Kabel Deutschland
		Holding AG	1,489,263	0.3

103,036		Time Warner Cable,
		Inc.	8,040,929	1.4

47,680		Viacom - Class B	2,431,680	0.4

548,460		Virgin Media, Inc.	16,415,408	2.8

			47,302,102	8.1

		Energy: 15.0%
91,950		Arch Coal, Inc.	2,451,387	0.4

958,416		El Paso Corp.	19,360,003	3.3

16,920		EOG Resources, Inc.	1,768,986	0.3

243,770		EQT Corp.	12,802,800	2.2

152,240		Kinder Morgan,
		Inc./Delaware	4,373,855	0.8

34,640		Occidental Petroleum
		Corp.	3,603,946	0.6

326,950		QEP Resources, Inc.	13,676,319	2.3

246,820		Spectra Energy Corp.	6,765,336	1.2

567,431		Williams Cos., Inc.	17,164,788	2.9

104,910		Williams Partners L.P.	5,684,024	1.0

			87,651,444	15.0

		Industrials: 0.4%
2,763,000		Hutchison Port
		Holdings Trust	2,334,735	0.4

		Telecommunication Services: 20.2%
59,260		America Movil SA de
		CV - Series L ADR
		ADR	3,192,929	0.5

138,950		American Tower Corp.	7,271,253	1.2

18,550		AT&T, Inc.	582,656	0.1

1,675,150		Bezeq Israeli
		Telecommunication
		Corp., Ltd.	4,240,995	0.7

327,260		Cellcom Israel Ltd.	9,071,647	1.6

151,719		CenturyTel, Inc.	6,133,999	1.0

69,080		Crown Castle
		International Corp.	2,817,773	0.5

303,900		Deutsche Telekom AG	4,742,126	0.8

181,010		Frontier
		Communications Corp.	1,460,751	0.2

360,576		Koninklijke KPN NV	5,244,609	0.9

5,530		Millicom International
		Cellular S.A.	579,375	0.1

319,205		Mobile Telesystems
		Finance SA ADR	6,071,279	1.0

188,392		MTN Group Ltd.	4,013,479	0.7

223,970		NII Holdings, Inc.	9,491,849	1.6

181,830		Partner
		Communications ADR
		ADR	2,712,904	0.5

367,014		Portugal Telecom
		SGPS S.A.	3,608,049	0.6

85,070		SBA Communications
		Corp.	3,248,823	0.6

642,002	@	TDC A/S	5,859,076	1.0

2,803,021		Telecom Italia S.p.A.
		RNC	$3,260,993	0.6

410,700		Telecomunicacoes de
		Sao Paulo SA ADR	12,197,790	2.1

166,483		Telenet Group Holding
		NV	7,921,209	1.4

117,300		Tim Participacoes SA
		ADR	5,772,333	1.0

1,855,034		Vodafone Group PLC	4,918,905	0.9

5,084,000		XL Axiata Tbk PT	3,651,116	0.6

			118,065,918	20.2

		Utilities: 51.1%
1,093,160		AES Corp.	13,926,858	2.4

295,387		AES Tiete S.A.	4,807,503	0.8

86,000		AGL Resources, Inc.	3,501,060	0.6

8,198,259		Aguas Andinas SA	4,452,163	0.8

49,470		Alliant Energy Corp.	2,011,450	0.3

301,030		American Electric
		Power Co., Inc.	11,342,810	1.9

116,660		American Water Works
		Co., Inc.	3,435,637	0.6

475,370		Calpine Corp.	7,667,718	1.3

449,830		CenterPoint Energy,
		Inc.	8,704,211	1.5

385,213		Centrica PLC	2,000,217	0.3

239,091		CEZ A/S	12,309,003	2.1

136,780	@	China Hydroelectric
		Corp. ADR ADR	558,062	0.1

90,500		Cia Paranaense de
		Energia	2,420,447	0.4
104,070		Cia Paranaense de
		Energia ADR	2,826,541	0.5

832,600		CMS Energy Corp.	16,393,894	2.8

230,450		Constellation Energy
		Group, Inc.	8,747,882	1.5

243,300		Cia de Saneamento de
		Minas Gerais-COPASA	4,879,563	0.8

981,550		E.CL SA	2,761,614	0.5

73,087		E.ON AG	2,077,466	0.4

271,910		Edison International	10,536,513	1.8

619,972	@	EDP Renovaveis S.A.	4,089,724	0.7

238,020		Eletropaulo
		Metropolitana
		Eletricidade de Sao
		Paulo SA	5,180,879	0.9

331,246		Enagas	8,020,895	1.4

6,406,505	@	OGK-5 OJSC	538,889	0.1

2,854,970		Energias de Portugal
		S.A.	10,131,889	1.7

202,190		Enersis SA ADR	4,670,589	0.8

38,818		Evn AG	673,255	0.1

85,264,980		Federal Grid Co.
		Unified Energy System
		JSC	1,140,612	0.2

270,118		Fortum OYJ	7,832,189	1.3

306,090	@	GenOn Energy, Inc.	1,181,507	0.2

1,830		Hawaiian Electric
		Industries	44,030	0.0

1,356,683		International Power
		PLC	7,006,953	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
369,770	Light S.A.	$6,972,948	1.2

831,474	National Grid PLC	8,185,223	1.4

260,200	NextEra Energy, Inc.	14,951,092	2.6

168,690	NiSource, Inc.	3,415,973	0.6

127,920	Northeast Utilities	4,498,946	0.8

266,884	NRG Energy, Inc.	6,560,009	1.1

187,710	NV Energy, Inc.	2,881,349	0.5

139,290	OGE Energy Corp.	7,009,073	1.2

5,858,355	@ OGK-4 OJSC	524,605	0.1

243,710	Pacific Gas & Electric
	Co.	10,243,131	1.8

228,610	PPL Corp.	6,362,216	1.1

438,940	Public Service
	Enterprise Group, Inc.	14,327,002	2.4

160,140	Questar Corp.	2,836,079	0.5

151,942	Red Electrica de
	Espana	9,165,965	1.6

281,281	Scottish & Southern
	Energy PLC	6,291,040	1.1

77,040	Sempra Energy	4,073,875	0.7

1,843,328,678	Territorial Generating
	Co. 1	950,254	0.2

407,400	Tractebel Energia S.A.	7,103,037	1.2

72,760	UGI Corp.	2,320,316	0.4

36,040	Wisconsin Energy
	Corp.	1,129,854	0.2

106,020	Xcel Energy, Inc.	2,576,286	0.4

		298,250,296	51.1

	Total Common Stock
	(Cost $443,801,187)	553,604,495	94.8

PREFERRED STOCK: 2.3%
	Utilities: 2.3%
40,020	Great Plains Energy,
	Inc.	2,610,905	0.5

65,600	NextEra Energy, Inc.	3,394,800	0.6

54,570	PPL Corp.	2,996,439	0.5

74,350	PPL Corp.	4,163,600	0.7

	Total Preferred Stock
	(Cost $12,414,522)	13,165,744	2.3

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 1.3%
	Telecommunication Services: 1.0%
1,441,000	SBA Communications
	Corp., 4.000%,
	10/01/14	2,028,208	0.3

2,114,000	Virgin Media, Inc.,
	6.500%, 11/15/16	3,791,987	0.7

		5,820,195	1.0

	Utilities: 0.3%
1,675,000	GenOn Energy, Inc.,
	9.875%, 10/15/20	$1,758,750	0.3

	Total Corporate
	Bonds/Notes
	(Cost $5,916,371)	7,578,945	1.3

	Total Long-Term
	Investments
	(Cost $462,132,080)	574,349,184	98.4

SHORT-TERM INVESTMENTS: 2.0%
	Commercial Paper: 2.0%
11,476,000	HSBC, 0.100%,
	07/01/11
	(Cost $11,475,981)	11,475,981	2.0

	Total Short-Term
	Investments
	(Cost $11,475,981)	11,475,981	2.0

	Total Investments in Securities
	(Cost $473,608,061)*	$585,825,165	100.4

	Liabilities in Excess of Other Assets	(2,053,539)	(0.4)

	Net Assets	$583,771,626	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $482,804,807.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$120,093,812
Gross Unrealized Depreciation	(17,073,454)

Net Unrealized appreciation	$103,020,358

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$45,812,839	$1,489,263	$–	$47,302,102
Energy	87,651,444	–	–	87,651,444
Industrials	2,334,735	–	–	2,334,735
Telecommunication Services	89,050,880	29,015,038	–	118,065,918
Utilities	221,139,732	77,110,564	–	298,250,296

Total Common Stock	445,989,630	107,614,865	–	553,604,495

Preferred Stock	2,610,905	10,554,839	–	13,165,744
Corporate Bonds/Notes	–	7,578,945	–	7,578,945
Short-Term Investments	–	11,475,981	–	11,475,981

Total Investments, at value	$448,600,535	$137,224,630	$–	$585,825,165

Other Financial Instruments+
Forward Foreign Currency Contracts	–	512,109	–	512,109

Total Assets	$448,600,535	$137,736,739	$–	$586,337,274

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,064,123)	$–	$(1,064,123)

Total Liabilities	$–	$(1,064,123)	$–	$(1,064,123)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	103,249	Buy	07/12/11	$165,948	$165,685	$(263)
Citigroup, Inc.	EU Euro	89,431	Buy	07/12/11	127,989	129,644	1,655
Citigroup, Inc.	EU Euro	170,078	Buy	07/12/11	246,904	246,554	(350)
Credit Suisse First
Boston	EU Euro	648,489	Buy	07/12/11	934,239	940,084	5,845
Credit Suisse First
Boston	EU Euro	782,247	Buy	07/12/11	1,143,332	1,133,987	(9,345)
Credit Suisse First
Boston	EU Euro	120,886	Buy	07/12/11	173,934	175,242	1,308
Credit Suisse First
Boston	EU Euro	428,774	Buy	07/12/11	611,573	621,574	10,001
Credit Suisse First
Boston	EU Euro	56,808	Buy	07/12/11	81,972	82,352	380
Credit Suisse First
Boston	British Pound	177,787	Buy	07/12/11	290,233	285,297	(4,936)
Deutsche Bank AG	EU Euro	242,076	Buy	07/12/11	347,500	350,926	3,426
HSBC	EU Euro	117,395	Buy	07/12/11	167,951	170,182	2,231
HSBC	EU Euro	136,498	Buy	07/12/11	193,772	197,876	4,104
HSBC	EU Euro	97,135	Buy	07/12/11	138,640	140,812	2,172
HSBC	British Pound	101,165	Buy	07/12/11	164,483	162,341	(2,142)
HSBC	British Pound	256,787	Buy	07/12/11	416,842	412,068	(4,774)
Merrill Lynch	EU Euro	163,580	Buy	07/12/11	231,923	237,134	5,211
Morgan Stanley	EU Euro	275,249	Buy	07/12/11	392,505	399,016	6,511
Morgan Stanley	EU Euro	144,191	Buy	07/12/11	210,245	209,027	(1,218)
Morgan Stanley	EU Euro	38,676	Buy	07/12/11	55,912	56,067	155

							$19,971

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	8,214,354	Sell	07/12/11	$13,384,551	$13,181,648	$202,903
Barclays Bank PLC	EU Euro	61,935	Sell	07/12/11	87,811	89,785	(1,974)
Barclays Bank PLC	EU Euro	1,806	Sell	07/12/11	2,560	2,618	(58)
Barclays Bank PLC	British Pound	33,717	Sell	07/12/11	54,828	54,106	722
Barclays Bank PLC	British Pound	217,816	Sell	07/12/11	358,576	349,532	9,044
Barclays Bank PLC	Brazilian Real	1,503,000	Sell	08/02/11	936,799	955,406	(18,607)
Barclays Bank PLC	British Pound	8,445	Sell	07/12/11	13,488	13,551	(63)
Barclays Bank PLC	British Pound	115,837	Sell	07/12/11	184,938	185,884	(946)
Citigroup, Inc.	EU Euro	36,927	Sell	07/12/11	53,943	53,532	411
Citigroup, Inc.	EU Euro	91,169	Sell	07/12/11	132,350	132,163	187
Credit Suisse First
Boston	EU Euro	561,273	Sell	07/12/11	808,592	813,651	(5,059)
Credit Suisse First
Boston	EU Euro	275,184	Sell	07/12/11	396,278	398,921	(2,643)
Credit Suisse First
Boston	EU Euro	463,746	Sell	07/12/11	674,518	672,271	2,247
Credit Suisse First
Boston	EU Euro	223,777	Sell	07/12/11	330,418	324,399	6,019
Credit Suisse First
Boston	EU Euro	58,115	Sell	07/12/11	85,809	84,246	1,563
Credit Suisse First
Boston	Brazilian Real	3,009,000	Sell	11/04/11	1,858,555	1,874,264	(15,709)
Credit Suisse First
Boston	EU Euro	33,036	Sell	07/12/11	46,510	47,890	(1,380)
Credit Suisse First
Boston	EU Euro	380,580	Sell	07/12/11	543,080	551,709	(8,629)
Credit Suisse First
Boston	Brazilian Real	3,122,438	Sell	08/02/11	1,945,444	1,984,827	(39,383)
Credit Suisse First
Boston	British Pound	204,222	Sell	07/12/11	335,582	327,717	7,865
Credit Suisse First
Boston	EU Euro	66,055	Sell	07/12/11	96,880	95,757	1,123
Credit Suisse First
Boston	British Pound	109,037	Sell	07/12/11	176,950	174,973	1,977
Credit Suisse First
Boston	EU Euro	168,067	Sell	07/12/11	239,720	243,640	(3,920)
Credit Suisse First
Boston	EU Euro	514,286	Sell	07/12/11	737,820	745,536	(7,716)
Deutsche Bank AG	British Pound	8,214,354	Sell	07/12/11	13,389,520	13,181,647	207,873
Deutsche Bank AG	EU Euro	3,481,527	Sell	07/12/11	4,967,254	5,047,008	(79,754)
Deutsche Bank AG	Brazilian Real	3,900,000	Sell	11/04/11	2,407,407	2,429,254	(21,847)
Deutsche Bank AG	EU Euro	88,550	Sell	07/12/11	127,114	128,367	(1,253)
Deutsche Bank AG	British Pound	166,409	Sell	07/12/11	272,612	267,039	5,573
Deutsche Bank AG	Brazilian Real	5,823,000	Sell	09/02/11	3,608,925	3,676,091	(67,166)
Goldman Sachs &
Co.	EU Euro	103,547	Sell	07/12/11	148,425	150,107	(1,682)
Goldman Sachs &
Co.	Brazilian Real	1,370,000	Sell	08/02/11	855,982	870,862	(14,880)
HSBC	British Pound	367,519	Sell	07/12/11	592,727	589,761	2,966
HSBC	British Pound	158,701	Sell	07/12/11	257,715	254,669	3,046
HSBC	EU Euro	186,122	Sell	07/12/11	273,095	269,812	3,283
HSBC	Brazilian Real	1,379,000	Sell	08/02/11	855,990	876,583	(20,593)
HSBC	Brazilian Real	3,868,747	Sell	11/07/11	2,336,906	2,408,220	(71,314)
HSBC	Brazilian Real	3,332,000	Sell	08/02/11	2,038,793	2,118,038	(79,245)
Merrill Lynch	EU Euro	71,708	Sell	07/12/11	101,668	103,952	(2,284)
Morgan Stanley	EU Euro	11,776	Sell	07/12/11	16,636	17,070	(434)
Morgan Stanley	EU Euro	183,888	Sell	07/12/11	262,225	266,575	(4,350)
Morgan Stanley	EU Euro	20,959	Sell	07/12/11	29,887	30,383	(496)
Morgan Stanley	British Pound	208,819	Sell	07/12/11	341,738	335,093	6,645
Morgan Stanley	Brazilian Real	2,211,000	Sell	08/02/11	1,371,248	1,405,457	(34,209)
Morgan Stanley	Brazilian Real	2,223,000	Sell	08/02/11	1,391,114	1,413,085	(21,971)
UBS AG	Brazilian Real	3,198,000	Sell	08/02/11	2,010,688	2,032,859	(22,171)
UBS AG	EU Euro	337,365	Sell	07/12/11	478,156	489,063	(10,907)
UBS AG	EU Euro	190,772	Sell	07/12/11	270,386	276,554	(6,168)
UBS AG	Brazilian Real	1,527,000	Sell	08/02/11	951,758	970,662	(18,904)
UBS AG	British Pound	146,134	Sell	07/12/11	239,848	234,503	5,345

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS AG	EU Euro	26,048,145	Sell	09/15/11	$37,529,647	$37,689,292	$(159,645)
JP Morgan Chase &
Co.	British Pound	70,861	Sell	07/12/11	114,030	113,712	318
JP Morgan Chase &
Co.	Brazilian Real	4,096,000	Sell	09/06/11	2,556,964	2,583,671	(26,707)
JP Morgan Chase &
Co.	Brazilian Real	3,903,000	Sell	08/02/11	2,422,719	2,481,004	(58,285)
JP Morgan Chase &
Co.	Brazilian Real	1,347,000	Sell	11/04/11	822,043	839,027	(16,984)
JP Morgan Chase &
Co.	Brazilian Real	1,111,000	Sell	11/04/11	679,594	692,026	(12,432)
JP Morgan Chase &
Co.	Brazilian Real	4,998,933	Sell	08/02/11	3,029,840	3,177,651	(147,811)
JP Morgan Chase &
Co.	Brazilian Real	3,198,000	Sell	08/02/11	1,999,625	2,032,860	(33,235)
Merrill Lynch & Co.,
Inc.	EU Euro	7,840	Sell	07/12/11	11,084	11,365	(281)

							$(571,985)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		China: 1.3%
6,012,000		Huabao International
		Holdings Ltd.	$5,469,879	1.3

		Finland: 2.5%
166,882		Kone OYJ	10,484,155	2.5

		France: 2.3%
226,459		Legrand S.A.	9,532,275	2.3

		Ireland: 5.2%
360,316		Accenture PLC	21,770,293	5.2

		Italy: 2.4%
1,217,259		Davide Campari-Milano
		S.p.A.	9,995,732	2.4

		Japan: 1.1%
176,600		Kao Corp.	4,643,554	1.1

		Sweden: 4.4%
551,500		Swedish Match AB	18,517,305	4.4

		Switzerland: 10.6%
588,442		Nestle S.A.	36,617,887	8.7

132,563		Novartis AG	8,124,405	1.9

			44,742,292	10.6

		United Kingdom: 31.4%
485,606		Admiral Group PLC	12,950,006	3.1

870,763		British American
		Tobacco PLC	38,184,475	9.1

213,710		Experian Group Ltd.	2,722,230	0.6

846,626		Imperial Tobacco
		Group PLC	28,186,385	6.7

536,059		Reckitt Benckiser PLC	29,607,758	7.0

640,343		Unilever PLC	20,661,405	4.9

			132,312,259	31.4

		United States: 36.9%
18,575		Brown-Forman Corp.	1,387,367	0.3

528,935		Dr. Pepper Snapple
		Group, Inc.	22,178,244	5.3

201,954	L	Herbalife Ltd.	11,640,629	2.8

353,783		Kellogg Co.	19,571,276	4.7

175,623		Mead Johnson
		Nutrition Co.	11,863,334	2.8

605,830		Microsoft Corp.	15,751,580	3.7

166,600	L	Moody’s Corp.	6,389,110	1.5

279,438		Philip Morris
		International, Inc.	18,658,075	4.4

305,115		Procter & Gamble Co.	19,396,160	4.6

313,109		Sara Lee Corp.	5,945,940	1.4

169,127		Scotts Miracle-Gro Co.	8,677,906	2.1

164,685		Visa, Inc.	13,876,358	3.3

			155,335,979	36.9

	Total Common Stock
	(Cost $330,362,989)		412,803,723	98.1

SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateralcc: 0.7%
2,475,269		BNY Mellon Overnight
		Government Fund(1)	$2,475,269	0.6

727,587	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	582,069	0.1

		Total Short-Term
		Investments
		(Cost $3,202,856)	3,057,338	0.7

		Total Investments in Securities
		(Cost $333,565,845)*	$415,861,061	98.8
		Assets in Excess of Other Liabilities	5,020,129	1.2

		Net Assets	$420,881,190	100.0

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $335,023,389.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$83,621,218
Gross Unrealized Depreciation	(2,014,596)

Net Unrealized appreciation	$81,606,622

Percentage
Industry	of Net Assets

Consumer Staples	70.6%
Financials	4.6
Health Care	1.9
Industrials	5.4
Information Technology	12.2
Materials	3.4
Short-Term Investments	0.7
Other Assets and Liabilities - Net	1.2

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
China	$5,469,879	$–	$–	$5,469,879
Finland	–	10,484,155	–	10,484,155
France	–	9,532,275	–	9,532,275
Ireland	21,770,293	–	–	21,770,293
Italy	–	9,995,732	–	9,995,732
Japan	–	4,643,554	–	4,643,554
Sweden	–	18,517,305	–	18,517,305
Switzerland	–	44,742,292	–	44,742,292
United Kingdom	–	132,312,259	–	132,312,259
United States	155,335,979	–	–	155,335,979

Total Common Stock	182,576,151	230,227,572	–	412,803,723

Short-Term Investments	2,475,269	–	582,069	3,057,338

Total Investments, at value	$185,051,420	$230,227,572	$582,069	$415,861,061

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 91.1%
		Consumer Discretionary: 18.2%
2,325,000	#,S	Affinion Group, Inc.,
		7.875%, 12/15/18	$2,185,500	0.2

1,500,000	#,S	Allison Transmission,
		Inc., 11.000%,
		11/01/15	1,605,000	0.2

600,000	#	AMC Networks, Inc.,
		7.750%, 07/15/21	628,500	0.1

2,350,000	S	AmeriGas Partners
		LP, 7.125%, 05/20/16	2,432,250	0.3

2,000,000	#,S	Ameristar Casinos,
		Inc., 7.500%, 04/15/21	2,072,500	0.2

300,000		Ardagh Packaging
		Finance PLC, ,	445,380	0.0

2,000,000	S	ArvinMeritor, Inc.,
		8.125%, 09/15/15	2,095,000	0.2
1,628,000	S	ArvinMeritor, Inc.,
		8.750%, 03/01/12	1,693,120	0.2

1,500,000	S	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 7.875%,
		04/30/18	1,588,125	0.2
900,000	S	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 8.125%,
		04/30/20	976,500	0.1

1,500,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 6.500%,
		04/30/21	1,486,875	0.2
500,000	S	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 7.250%,
		10/30/17	520,625	0.1

1,000,000	#	Cinemark USA, Inc.,
		7.375%, 06/15/21	1,000,000	0.1

1,000,000	#	CityCenter Holdings
		LLC / CityCenter
		Finance Corp.,
		7.625%, 01/15/16	1,037,500	0.1

1,500,000	S	Clear Channel
		Worldwide Holdings,
		Inc., 9.250%, 12/15/17	1,638,750	0.2
2,750,000	S	Clear Channel
		Worldwide Holdings,
		Inc., 9.250%, 12/15/17	3,011,250	0.3

750,000	#	Commercial Vehicle
		Group, Inc., 7.875%,
		04/15/19	753,750	0.1

EUR 1,750,000		Conti-Gummi Finance
		BV, 7.125%, 10/15/18	2,632,943	0.3
EUR 500,000		Conti-Gummi Finance
		BV, 7.500%, 09/15/17	757,708	0.1
EUR 375,000		Conti-Gummi Finance
		BV, 8.500%, 07/15/15	592,752	0.1

2,000,000		Cooper-Standard
		Automotive, Inc.,
		8.500%, 05/01/18	2,120,000	0.2

3,250,000	S	CSC Holdings, Inc.,
		7.625%, 07/15/18	3,534,375	0.4
3,000,000	S	CSC Holdings, Inc.,
		7.875%, 02/15/18	3,292,500	0.4
500,000	S	CSC Holdings, Inc.,
		8.500%, 06/15/15	$542,500	0.1
4,550,000	S	CSC Holdings, Inc.,
		8.625%, 02/15/19	5,152,875	0.6

1,500,000	L,S	DISH DBS Corp.,
		6.625%, 10/01/14	1,582,500	0.2
2,400,000	S	DISH DBS Corp.,
		7.875%, 09/01/19	2,601,000	0.3

2,000,000	#	DISH DBS Corp.,
		6.750%, 06/01/21	2,060,000	0.2
7,150,000	S	DISH DBS Corp.,
		7.125%, 02/01/16	7,579,000	0.8

1,732,000	#	Dunkin Finance Corp.,
		9.625%, 12/01/18	1,755,798	0.2

2,000,000	S	Easton-Bell Sports,
		Inc., 9.750%, 12/01/16	2,215,000	0.2

1,000,000	#	Eldorado Resorts LLC
		/ Eldorado Capital
		Corp., 8.625%,
		06/15/19	935,000	0.1

2,000,000		Entravision
		Communications
		Corp., 8.750%,
		08/01/17	2,080,000	0.2

1,500,000	#	Exide Technologies,
		8.625%, 02/01/18	1,567,500	0.2

1,750,000	S	Goodyear Tire &
		Rubber Co., 8.250%,
		08/15/20	1,898,750	0.2

2,000,000		Caesars
		Entertainment
		Operating Co., Inc.,
		10.000%, 12/15/18	1,815,000	0.2
2,250,000	S	Caesars
		Entertainment
		Operating Co., Inc.,
		11.250%, 06/01/17	2,494,688	0.3
806,853		Harrah’s Operating
		Co., Inc., 3.274%,
		01/28/15	726,921	0.1

750,000	#	Hyva Global BV,
		8.625%, 03/24/16	757,500	0.1

500,000	#	Inergy L.P./Inergy
		Finance Corp.,
		6.875%, 08/01/21	500,625	0.1
750,000		Inergy L.P./Inergy
		Finance Corp.,
		7.000%, 10/01/18	761,250	0.1

750,000	#,S	inVentiv Health, Inc.,
		10.000%, 08/15/18	736,875	0.1

500,000	#,L	Jaguar Land Rover
		PLC, 7.750%,
		05/15/18	505,000	0.1
500,000	#	Jaguar Land Rover
		PLC, 8.125%,
		05/15/21	506,250	0.1

1,000,000		Jarden Corp., 6.125%,
		11/15/22	996,250	0.1
1,000,000	S	Jarden Corp., 7.500%,
		01/15/20	1,045,000	0.1
1,000,000	S	Jarden Corp., 8.000%,
		05/01/16	1,090,000	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
EUR 1,000,000		Kabel BW Erste
		Beteiligungs GmbH /
		Kabel Baden-
		Wurttemberg GmbH &
		Co. KG, 7.500%,
		03/15/19	$1,499,101	0.2
750,000	#	Kabel BW Erste
		Beteiligungs GmbH /
		Kabel Baden-
		Wurttemberg GmbH &
		Co. KG, 7.500%,
		03/15/19	768,750	0.1

2,000,000	S	Lamar Media Corp.,
		7.875%, 04/15/18	2,105,000	0.2

1,500,000	S	Las Vegas Sands
		Corp., 6.375%,
		02/15/15	1,524,375	0.2

550,000	S	Lear Corp., 7.875%,
		03/15/18	594,000	0.1

325,000	S	Limited Brands, Inc.,
		7.000%, 05/01/20	343,687	0.0

1,000,000	S	LIN Television Corp.,
		6.500%, 05/15/13	1,006,250	0.1
1,000,000	S	LIN Television Corp.,
		8.375%, 04/15/18	1,057,500	0.1

324,039		Local Insight Regatta
		Holdings, Inc.,
		6.250%, 04/23/15	68,453	0.0

850,000		Ltd. Brands, Inc.,
		6.625%, 04/01/21	873,375	0.1

300,000		Marina District
		Finance Co., Inc.,
		9.500%, 10/15/15	313,500	0.0
750,000		Marina District
		Finance Co., Inc.,
		9.875%, 08/15/18	781,875	0.1

875,000	S	McClatchy Co.,
		11.500%, 02/15/17	934,062	0.1

1,000,000		MGM Resorts
		International, 9.000%,
		03/15/20	1,100,000	0.1

1,900,000	S	MGM Resorts
		International,
		10.375%, 05/15/14	2,166,000	0.2
2,000,000	#,L	MGM Resorts
		International,
		10.000%, 11/01/16	2,125,000	0.2
1,775,000	S	MGM Resorts
		International,
		11.125%, 11/15/17	2,036,813	0.2

1,750,000	#,S	Michaels Stores, Inc.,
		7.750%, 11/01/18	1,763,125	0.2

EUR 500,000		Musketeer GmbH,
		9.500%, 03/15/21	775,835	0.1
EUR 750,000		Musketeer GmbH,
		9.500%, 03/15/21	1,163,752	0.1

EUR 400,000		Nara Cable Funding
		Ltd., 8.875%,
		12/01/18	587,314	0.1

300,000	S	Albertson’s, Inc.,
		6.570%, 02/23/28	236,250	0.0
1,750,000	S	Albertson’s, Inc.,
		7.750%, 06/15/26	1,548,750	0.2

3,000,000	#,S	Nielsen Finance
		LLC/Nielsen Finance
		Co., 7.750%, 10/15/18	$3,165,000	0.3
1,302,000	S	Nielsen Finance
		LLC/Nielsen Finance
		Co., 11.500%,
		05/01/16	1,529,850	0.2

1,275,000	S	NPC International,
		Inc., 9.500%, 05/01/14	1,300,500	0.1

200,000	S	Oshkosh Corp.,
		8.250%, 03/01/17	215,500	0.0
200,000	S	Oshkosh Corp.,
		8.500%, 03/01/20	217,500	0.0

1,250,000	#,L	Petco Animal
		Supplies, Inc.,
		9.250%, 12/01/18	1,334,375	0.1

1,500,000	S	Phillips-Van Heusen
		Corp., 7.375%,
		05/15/20	1,612,500	0.2

1,500,000	#,L	Pilgrim’s Pride Corp.,
		7.875%, 12/15/18	1,395,000	0.2

500,000	#	Pittsburgh Glass
		Works LLC, 8.500%,
		04/15/16	516,250	0.1

1,150,000	#	Prestige Brands, Inc.,
		8.250%, 04/01/18	1,210,375	0.1

550,000	#	Production Resource
		Group, Inc., 8.875%,
		05/01/19	548,625	0.1

2,925,000	S	Quebecor Media, Inc.,
		7.750%, 03/15/16	3,038,344	0.3
3,050,000	S	Quebecor Media, Inc.,
		7.750%, 03/15/16	3,168,187	0.3

2,250,000		Quintiles
		Transnational Corp.,
		5.000%, 05/10/18	2,239,454	0.2

700,000	#,S	QVC, Inc., 7.125%,
		04/15/17	738,500	0.1

1,500,000	#,S	QVC, Inc., 7.375%,
		10/15/20	1,586,250	0.2
1,500,000	#,S	QVC, Inc., 7.500%,
		10/01/19	1,597,500	0.2

2,000,000	S	Regal Entertainment
		Group, 9.125%,
		08/15/18	2,080,000	0.2

2,000,000	#,S	Reynolds Group
		Issuer, Inc., 9.000%,
		04/15/19	1,985,000	0.2

500,000	#	Reynolds Group
		Issuer, Inc., 6.875%,
		02/15/21	490,000	0.0

2,500,000	#,S	Reynolds Group
		Issuer, Inc., 7.125%,
		04/15/19	2,493,750	0.3

1,500,000	#,S	Roadhouse Financing,
		Inc., 10.750%,
		10/15/17	1,582,500	0.2

1,000,000	S	Sally Holdings, LLC,
		9.250%, 11/15/14	1,045,000	0.1
500,000	S	Sally Holdings, LLC,
		10.500%, 11/15/16	536,250	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
750,000	L	Scientific Games
		Corp., 8.125%,
		09/15/18	$781,875	0.1

5,260,000	±,X	SemGroup Corp.
		Escrow, ,	–	–

675,000	#	Seneca Gaming
		Corp., 8.250%,
		12/01/18	700,313	0.1

300,000	S	Suburban Propane
		Partners
		L.P./Suburban Energy
		Finance Corp.,
		7.375%, 03/15/20	315,000	0.0

550,000	S	Tenneco, Inc.,
		8.125%, 11/15/15	581,625	0.1

750,000		Tenneco, Inc.,
		7.750%, 08/15/18	789,375	0.1

1,750,000	S	Travelport LLC,
		9.875%, 09/01/14	1,618,750	0.2
1,650,000	L,S	Travelport, LLC,
		11.875%, 09/01/16	1,427,250	0.2

4,780,000	#,S	TRW Automotive, Inc.,
		7.250%, 03/15/17	5,329,700	0.6
50,000	#,S	TRW Automotive, Inc.,
		7.000%, 03/15/14	55,500	0.0

750,000	L	UCI International, Inc.,
		8.625%, 02/15/19	776,250	0.1

1,150,000	S	Universal City
		Development Partners
		Ltd. / UCDP Finance,
		Inc., 8.875%, 11/15/15	1,285,125	0.1

2,000,000	#,S	Univision
		Communications, Inc.,
		7.875%, 11/01/20	2,060,000	0.2

2,000,000	#	Univision
		Communications, Inc.,
		6.875%, 05/15/19	1,990,000	0.2

2,000,000		Visant Corp.,
		10.000%, 10/01/17	2,080,000	0.2

1,500,000	S	WMG Acquisition
		Corp., 9.500%,
		06/15/16	1,590,000	0.2

1,200,000		Wynn Las Vegas LLC
		/ Wynn Las Vegas
		Capital Corp.,
		7.750%, 08/15/20	1,309,500	0.1

600,000		Xefin Lux SCA, ,	879,883	0.1

			164,575,308	18.2

		Consumer Staples: 4.3%
1,500,000	S	Alliance One
		International, Inc.,
		10.000%, 07/15/16	1,455,000	0.2

1,100,000	S	American Stores Co.,
		8.000%, 06/01/26	1,006,500	0.1

1,200,000	S	Aramark Services,
		Inc., 8.500%, 02/01/15	1,252,500	0.1

2,000,000	#,S	Blue Merger Sub, Inc.,
		7.625%, 02/15/19	2,030,000	0.2

1,250,000	#,S	Brickman Group
		Holdings, Inc.,
		9.125%, 11/01/18	1,265,625	0.2

1,500,000	#,S	Bumble Bee
		Acquisition Corp.,
		9.000%, 12/15/17	$1,515,000	0.2

2,000,000	&,S	Catalent Pharma
		Solutions, Inc.,
		9.500%, 04/15/15	2,010,000	0.2

1,250,000	#,L	CDRT Merger Sub,
		Inc., 8.125%, 06/01/19	1,253,125	0.2

2,000,000	S	Central Garden and
		Pet Co., 8.250%,
		03/01/18	2,075,000	0.2

1,000,000	S	Constellation Brands,
		Inc., 7.250%, 05/15/17	1,092,500	0.1

1,000,000	S	Cott Beverages, Inc.,
		8.125%, 09/01/18	1,052,500	0.1

1,750,000	S	Diversey, Inc.,
		8.250%, 11/15/19	2,060,625	0.2

500,000	#	Great Lakes Dredge &
		Dock Corp., 7.375%,
		02/01/19	495,000	0.1

2,500,000	#	Hertz Corp., 7.375%,
		01/15/21	2,556,250	0.3

1,500,000	#	Hertz Corp./The,
		6.750%, 04/15/19	1,492,500	0.2

1,050,000	#,S	Live Nation
		Entertainment, Inc.,
		8.125%, 05/15/18	1,065,750	0.1

2,500,000	#,S	Michael Foods, Inc.,
		9.750%, 07/15/18	2,687,500	0.3

500,000		PHH Corp., 9.250%,
		03/01/16	549,375	0.1

1,250,000		Rent-A-Center,
		Inc./TX, 6.625%,
		11/15/20	1,250,000	0.1

1,000,000	#	Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group
		Issuer Lu, 8.250%,
		02/15/21	940,000	0.1

250,000	S	Scotts Miracle-Gro
		Co., 7.250%, 01/15/18	266,875	0.0

750,000	#	Simmons Foods, Inc.,
		10.500%, 11/01/17	798,750	0.1

2,000,000	S	Smithfield Foods, Inc.,
		7.750%, 07/01/17	2,085,000	0.2

2,500,000	#,S	Spectrum Brands
		Holdings, Inc.,
		9.500%, 06/15/18	2,750,000	0.3

1,000,000	S	TreeHouse Foods,
		Inc., 7.750%, 03/01/18	1,065,000	0.1

2,500,000		United Rentals North
		America, Inc.,
		8.375%, 09/15/20	2,543,750	0.3

			38,614,125	4.3

		Energy: 10.2%
500,000	S	Anadarko Petroleum
		Corp., 6.200%,
		03/15/40	508,454	0.0
1,500,000	S	Anadarko Petroleum
		Corp., 6.450%,
		09/15/36	1,570,127	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000	S	Arch Coal, Inc.,
		7.250%, 10/01/20	$511,250	0.1

3,250,000		Arch Coal, Inc.,
		7.250%, 05/01/12	3,266,250	0.4
1,250,000	#	Arch Coal, Inc.,
		7.250%, 06/15/21	1,257,813	0.1
1,250,000	#	Arch Coal, Inc.,
		7.000%, 06/15/19	1,253,125	0.1

1,125,000	S	Berry Petroleum Co.,
		6.750%, 11/01/20	1,133,437	0.1

1,000,000	#	Calpine Corp.,
		7.875%, 01/15/23	1,031,250	0.1

600,000	#	Calumet Specialty
		Products Partners
		L.P./Calumet Finance
		Corp., 9.375%,
		05/01/19	621,000	0.1

500,000		Chesapeake Energy
		Corp., 6.625%,
		08/15/20	528,750	0.1
1,425,000	S	Chesapeake Energy
		Corp., 7.250%,
		12/15/18	1,560,375	0.2
4,275,000	S	Chesapeake Energy
		Corp., 9.500%,
		02/15/15	4,980,375	0.5

710,000	S	Cie Generale de
		Geophysique-Veritas,
		7.750%, 05/15/17	734,850	0.1
100,000	S	Cie Generale de
		Geophysique-Veritas,
		9.500%, 05/15/16	109,750	0.0

1,250,000	#	Cie Generale de
		Geophysique -
		Veritas, 6.500%,
		06/01/21	1,212,500	0.1

276,000	#,S	Coffeyville Resources
		LLC / Coffeyville
		Finance, Inc., 9.000%,
		04/01/15	300,840	0.0

1,000,000	S	Colorado Interstate
		Gas Co., 6.850%,
		06/15/37	1,099,397	0.1

2,100,000		Concho Resources,
		Inc./Midland TX,
		6.500%, 01/15/22	2,107,875	0.2

1,750,000		Consol Energy, Inc.,
		8.250%, 04/01/20	1,916,250	0.2
3,000,000		Consol Energy, Inc.,
		8.000%, 04/01/17	3,285,000	0.4

275,000		Continental
		Resources, Inc.,
		7.375%, 10/01/20	293,562	0.0
50,000	S	Continental
		Resources, Inc.,
		8.250%, 10/01/19	54,875	0.0

1,500,000		Continental
		Resources, Inc./OK,
		7.125%, 04/01/21	1,590,000	0.2

700,000		Covanta Holding
		Corp., 7.250%,
		12/01/20	735,657	0.1

1,500,000	S	Denbury Resources,
		Inc., 8.250%, 02/15/20	$1,642,500	0.2
1,000,000	S	Denbury Resources,
		Inc., 9.750%, 03/01/16	1,122,500	0.1

150,000	S	El Paso Corp.,
		8.050%, 10/15/30	178,493	0.0

500,000	S	El Paso Natural Gas
		Co., 5.950%, 04/15/17	568,338	0.1

625,000	S	El Paso Pipeline
		Partners Operating
		Co. LLC, 6.500%,
		04/01/20	702,781	0.1

1,850,000	S	Energy Transfer
		Equity L.P., 7.500%,
		10/15/20	1,970,250	0.2

4,500,000	S	Enterprise Products
		Operating L.P.,
		8.375%, 08/01/66	4,876,294	0.5

2,000,000	#,L	Expro Finance
		Luxembourg SCA,
		8.500%, 12/15/16	1,940,000	0.2

700,000	#	FMG Resources
		August 2006 Pty Ltd.,
		7.000%, 11/01/15	717,500	0.1

750,000	L,S	Forest Oil Corp.,
		7.250%, 06/15/19	768,750	0.1
1,500,000	S	Forest Oil Corp.,
		8.500%, 02/15/14	1,635,000	0.2

1,000,000	#,S	Harvest Operations
		Corp., 6.875%,
		10/01/17	1,037,500	0.1

4,000,000	S	Kinder Morgan
		Finance Co. ULC,
		5.700%, 01/05/16	4,185,000	0.5

500,000	#,S	Linn Energy LLC/Linn
		Energy Finance Corp.,
		7.750%, 02/01/21	522,500	0.1

2,050,000		Linn Energy LLC/Linn
		Energy Finance Corp.,
		8.625%, 04/15/20	2,234,500	0.2

600,000		MarkWest Energy
		Partners L.P. /
		MarkWest Energy
		Finance Corp.,
		6.750%, 11/01/20	615,000	0.1

1,050,000	S	Newfield Exploration
		Co., 6.875%, 02/01/20	1,120,875	0.1

2,250,000	S	Newfield Exploration
		Co., 7.125%, 05/15/18	2,396,250	0.3

2,000,000	#,S	NFR Energy LLC/NFR
		Energy Finance Corp.,
		9.750%, 02/15/17	1,950,000	0.2

3,000,000		Novelis, Inc./GA,
		8.750%, 12/15/20	3,255,000	0.4

2,000,000	#	OGX Petroleo e Gas
		Participacoes SA,
		8.500%, 06/01/18	2,067,000	0.2

500,000	S	Peabody Energy
		Corp., 6.500%,
		09/15/20	540,000	0.1

3,500,000		Petrohawk Energy
		Corp., 7.250%,
		08/15/18	3,609,375	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,500,000	S	PetroHawk Energy
		Corp., 10.500%,
		08/01/14	$1,695,000	0.2

1,000,000	S	Plains Exploration &
		Production Co.,
		7.000%, 03/15/17	1,035,000	0.1
1,750,000	S	Plains Exploration &
		Production Co.,
		7.625%, 04/01/20	1,846,250	0.2
50,000	S	Plains Exploration &
		Production Co.,
		7.750%, 06/15/15	52,063	0.0

1,500,000		Plains Exploration &
		Production Co.,
		6.625%, 05/01/21	1,501,875	0.2

750,000		Precision Drilling
		Corp., 6.625%,
		11/15/20	761,250	0.1

1,000,000	S	Quicksilver
		Resources, Inc.,
		11.750%, 01/01/16	1,150,000	0.1

1,000,000	S	Range Resources
		Corp., 6.750%,
		08/01/20	1,040,000	0.1

1,000,000	±	Range Resources
		Corp., 5.750%,
		06/01/21	985,000	0.1

1,475,000		Regency Energy
		Partners L.P. /
		Regency Energy
		Finance Corp.,
		6.875%, 12/01/18	1,534,000	0.2

2,750,000	#	SandRidge Energy,
		Inc., 7.500%, 03/15/21	2,787,812	0.3

4,000,000	S	Sonat, Inc., 7.000%,
		02/01/18	4,437,672	0.5

1,250,000	#,S	Targa Resources
		Partners L.P. / Targa
		Resources Partners
		Finance Corp.,
		7.875%, 10/15/18	1,325,000	0.1

402,000		Thermon Industries,
		Inc., 9.500%, 05/01/17	433,155	0.0

600,000	S	Whiting Petroleum
		Corp., 6.500%,
		10/01/18	627,000	0.1

			92,529,245	10.2

		Financials: 16.3%
3,347,537	S	AES Ironwood, LLC,
		8.857%, 11/30/25	3,414,488	0.4

723,220	S	AES Red Oak, LLC,
		8.540%, 11/30/19	748,533	0.1
500,000	S	AES Red Oak, LLC,
		9.200%, 11/30/29	510,000	0.1

2,000,000	S	Ally Financial, Inc.,
		6.625%, 05/15/12	2,047,500	0.2
3,000,000	S	Ally Financial, Inc.,
		8.000%, 11/01/31	3,212,199	0.4

2,500,000	S	Ally Financial, Inc.,
		7.500%, 12/31/13	2,684,375	0.3
1,500,000		Ally Financial, Inc.,
		7.500%, 09/15/20	1,575,000	0.2
2,500,000	S	Ally Financial, Inc.,
		8.300%, 02/12/15	$2,800,000	0.3
2,000,000	Z	Ally Financial, Inc., –,
		06/15/15	1,515,000	0.2

1,000,000	S	American General
		Finance Corp.,
		4.875%, 07/15/12	997,500	0.1

575,000	S	American International
		Group, Inc., 5.450%,
		05/18/17	602,043	0.1
3,425,000	S	American International
		Group, Inc., 5.850%,
		01/16/18	3,593,548	0.4
4,000,000	S	American International
		Group, Inc., 8.175%,
		05/15/58	4,385,400	0.5

325,000	S	American International
		Group, Inc., 0.386%,
		10/18/11	323,453	0.0
GBP 1,000,000		American International
		Group, Inc., 8.625%,
		05/22/38	1,661,130	0.2

500,000	S	BAC Capital Trust VI,
		5.625%, 03/08/35	432,015	0.0

2,750,000		BAC Capital Trust VII,
		,	3,442,719	0.4

450,000	#,S	Barclays Bank PLC,
		7.434%, 09/29/49	462,375	0.1
GBP 2,000,000		Barclays Bank PLC,
		14.000%, 11/29/49	4,052,514	0.4

1,125,000	S	Capital One Capital
		VI, 8.875%, 05/15/40	1,165,959	0.1

723,653	S	CIT Group, Inc.,
		7.000%, 05/01/14	733,603	0.1
6,249,632	L,S	CIT Group, Inc.,
		7.000%, 05/01/15	6,273,068	0.7
5,000,387	L,S	CIT Group, Inc.,
		7.000%, 05/01/16	4,987,886	0.6
2,611,142	S	CIT Group, Inc.,
		7.000%, 05/01/17	2,607,878	0.3

925,000	S	Citigroup Capital XXI,
		8.300%, 12/21/57	948,125	0.1

1,150,000		Credit Agricole S.A.,
		9.750%, 06/29/49	1,233,375	0.1

350,000		E*Trade Financial
		Corp., 6.750%,
		06/01/16	344,750	0.0

2,525,000	#,S	El Paso Performance-
		Linked Trust, 7.750%,
		07/15/11	2,533,225	0.3

1,000,000	S	Ford Motor Credit Co.,
		LLC, 5.625%,
		09/15/15	1,037,689	0.1
2,000,000	S	Ford Motor Credit Co.,
		LLC, 6.625%,
		08/15/17	2,128,752	0.2
4,475,000	S	Ford Motor Credit Co.,
		LLC, 8.000%,
		06/01/14	4,912,463	0.5
1,000,000	S	Ford Motor Credit Co.,
		LLC, 8.700%,
		10/01/14	1,121,990	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,000,000	S	Ford Motor Credit Co.,
		LLC, 9.875%,
		08/10/11	$1,007,911	0.1

9,325,000	S	Ford Motor Credit Co.,
		LLC, 8.000%,
		12/15/16	10,509,144	1.2
1,000,000	S	Ford Motor Credit Co.,
		LLC, 8.125%,
		01/15/20	1,162,163	0.1
1,600,000	S	Ford Motor Credit Co.,
		LLC, 12.000%,
		05/15/15	1,985,776	0.2

1,375,000	#,S	Fresenius US Finance
		II, Inc., 9.000%,
		07/15/15	1,562,344	0.2

EUR 1,500,000		GMAC International
		Finance BV, 7.500%,
		04/21/15	2,267,685	0.3

EUR 1,000,000		HBOS PLC, 2.199%,
		03/29/16	1,275,953	0.1

2,500,000		Host Hotels &
		Resorts, Inc., 6.000%,
		11/01/20	2,518,750	0.3

1,000,000	S	International Lease
		Finance Corp.,
		5.875%, 05/01/13	1,028,750	0.1
750,000		International Lease
		Finance Corp.,
		6.250%, 05/15/19	733,919	0.1
1,250,000	#,S	International Lease
		Finance Corp.,
		6.750%, 09/01/16	1,337,500	0.1
2,250,000	#,S	International Lease
		Finance Corp.,
		7.125%, 09/01/18	2,418,750	0.3
1,000,000		International Lease
		Finance Corp.,
		8.625%, 09/15/15	1,087,500	0.1
2,300,000		International Lease
		Finance Corp.,
		8.750%, 03/15/17	2,521,375	0.3

EUR 800,000		Intesa Sanpaolo
		S.p.A., 8.047%,
		06/29/49	1,165,927	0.1

1,000,000		International Lease
		Finance Corp.,
		8.250%, 12/15/20	1,082,500	0.1

EUR 1,150,000		LBG Capital No.1
		PLC, 6.439%,
		05/23/20	1,450,883	0.2
GBP 550,000		LBG Capital No.1
		PLC, 7.869%,
		08/25/20	812,125	0.1
3,350,000	#	LBG Capital No.1
		PLC, 7.875%,
		11/01/20	3,165,750	0.4
500,000	#	LBG Capital No.1
		PLC, 8.000%,
		12/29/49	452,500	0.0

2,750,000	±,S	Lehman Brothers
		Holdings, Inc.,
		6.750%, 12/28/17	4,125	0.0
1,550,000	±,S	Lehman Brothers
		Holdings, Inc.,
		7.500%, 05/11/38	$2,325	0.0
499,200	#,±	Lehman Brothers
		Holdings, Inc.,
		8.160%, 05/30/09	63,833	0.0

1,100,000	S	MUFG Capital
		Finance 1 Ltd.,
		6.346%, 12/31/49	1,119,106	0.1

2,084,000	#	NSG Holdings, LLC,
		7.750%, 12/15/25	2,052,740	0.2

3,250,000	#,S	Pinafore
		LLC/Pinafore, Inc.,
		9.000%, 10/01/18	3,518,125	0.4

5,000,000		Pinnacle Foods
		Finance LLC /
		Pinnacle Foods
		Finance Corp.,
		8.250%, 09/01/17	5,212,500	0.6

750,000	#	QBE Capital Funding
		III Ltd.., 7.250%,
		05/24/41	753,845	0.1

EUR 500,000		RBS Capital Trust A,
		6.467%, 12/29/49	580,063	0.1

3,250,000	S	Regions Financial
		Corp., 7.750%,
		11/10/14	3,445,910	0.4

3,700,000	#,S	Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group
		Issuer Lu, 8.750%,
		05/15/18	3,653,750	0.4

1,000,000	#,S	Reynolds Group DL
		Escrow, Inc./Reynolds
		Group Escrow LLC,
		8.500%, 10/15/16	1,047,500	0.1
EUR 1,000,000		Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group
		Issuer Lu, 8.000%,
		12/15/16	1,374,025	0.2

1,750,000	#,S	Royal Bank of
		Scotland Group PLC,
		6.990%, 10/29/49	1,583,750	0.2

3,100,000	S	Royal Bank of
		Scotland Group PLC,
		7.640%, 03/31/49	2,425,750	0.3

275,000	S	SLM Corp., 0.574%,
		01/27/14	260,948	0.0
EUR 500,000		SLM Corp., 1.670%,
		11/15/11	718,780	0.1
200,000	S	SLM Corp., 5.050%,
		11/14/14	200,138	0.0
2,075,000	S	SLM Corp., 8.450%,
		06/15/18	2,280,566	0.3

750,000	S	SLM Corp., 8.000%,
		03/25/20	806,627	0.1

275,000	S	Smurfit Kappa
		Funding PLC,
		7.750%, 04/01/15	279,125	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
375,000	#,S	Societe Generale,
		5.922%, 12/31/49	$324,755	0.0

1,000,000		Springleaf Finance
		Corp., 6.900%,
		12/15/17	922,500	0.1

GBP 200,000		Towergate Finance
		PLC, 8.500%,
		02/15/18	319,386	0.0
GBP 300,000		Towergate Finance
		PLC, 10.500%,
		02/15/19	481,487	0.1

970,000	S	UBS Preferred
		Funding Trust V,
		6.243%, 05/29/49	960,300	0.1

EUR 1,500,000		UPCB Finance Ltd.,
		7.625%, 01/15/20	2,226,899	0.2

75,000		Ventas Realty
		L.P./Ventas Capital
		Corp., 6.500%,
		06/01/16	77,568	0.0

2,000,000		Vodafone Bank,
		6.875%, 08/11/15	1,978,334	0.2

			146,710,520	16.3

		Health Care: 9.4%
1,800,000	S	Alere, Inc., 8.625%,
		10/01/18	1,845,000	0.2

450,000	S	American Renal
		Holdings, 8.375%,
		05/15/18	460,687	0.1

2,000,000	S	Bausch & Lomb, Inc.,
		9.875%, 11/01/15	2,130,000	0.2

2,000,000	&,S	Biomet, Inc.,
		10.375%, 10/15/17	2,215,000	0.2
8,000,000	S	Biomet, Inc.,
		11.625%, 10/15/17	8,900,000	1.0

5,000,000	S	Community Health
		Systems, Inc.,
		8.875%, 07/15/15	5,162,500	0.6

321,193		CHS/Community
		Health Systems, Inc.,
		3.691%, 01/25/17	313,965	0.0

1,219		Community Health
		Systems, Inc. - TL B,
		2.441%, 01/25/17	1,181	0.0
637,879		Community Health
		Systems, Inc. - TL B,
		2.504%, 07/25/14	617,506	0.1

809		Community Health
		Systems, Inc. - TL B
		Ext, 3.691%, 01/25/17	791	0.0

89		Community Health
		Systems, Inc. - TL
		DD, 2.441%, 01/25/17	86	0.0
34,652		Community Health
		Systems, Inc. - TL
		DD, 2.504%, 07/25/14	33,545	0.0

1,025,000	S	DaVita, Inc., 6.375%,
		11/01/18	1,040,375	0.1

2,000,000	S	DaVita, Inc., 6.625%,
		11/01/20	2,045,000	0.2

2,000,000	#	DJO Finance LLC /
		DJO Finance Corp.,
		7.750%, 04/15/18	$2,000,000	0.2

500,000	#	Endo Pharmaceuticals
		Holdings, Inc.,
		7.000%, 07/15/19	515,000	0.1

1,250,000	#	Giant Funding Corp.,
		8.250%, 02/01/18	1,309,375	0.1

1,500,000	#,L	HCA Holdings, Inc.,
		7.750%, 05/15/21	1,563,750	0.2

500,000	S	HCA, Inc., 7.875%,
		02/15/20	545,000	0.1
14,195,000	S	HCA, Inc., 9.250%,
		11/15/16	15,135,419	1.7
2,366,000	&,S	HCA, Inc., 9.625%,
		11/15/16	2,522,747	0.3

2,650,000	S	HCA, Inc., 7.250%,
		09/15/20	2,858,687	0.3
3,500,000	S	HCA, Inc., 8.500%,
		04/15/19	3,885,000	0.4

2,000,000		LifePoint Hospitals,
		Inc., 6.625%, 10/01/20	2,070,000	0.2

1,000,000	#,S	Multiplan, Inc.,
		9.875%, 09/01/18	1,067,500	0.1

875,000	#,S	Mylan, Inc./PA,
		7.625%, 07/15/17	958,125	0.1
2,000,000	#,S	Mylan, Inc./PA,
		7.875%, 07/15/20	2,205,000	0.2

2,000,000	#,S	NBTY, Inc., 9.000%,
		10/01/18	2,120,000	0.2

750,000	#,S	Patheon, Inc.,
		8.625%, 04/15/17	763,125	0.1

1,250,000	#	STHI Holding Corp.,
		8.000%, 03/15/18	1,275,000	0.1

750,000		Teleflex, Inc., 6.875%,
		06/01/19	763,125	0.1

2,020,000	S	Tenet Healthcare
		Corp., 10.000%,
		05/01/18	2,305,325	0.3

1,000,000		Tenet Healthcare
		Corp., 8.000%,
		08/01/20	1,021,250	0.1

1,000,000		Universal Health
		Services, Inc.,
		7.000%, 10/01/18	1,035,000	0.1

525,000	#,S	Valeant
		Pharmaceuticals
		International, 6.750%,
		10/01/17	517,125	0.1
2,150,000	#	Valeant
		Pharmaceuticals
		International, 6.875%,
		12/01/18	2,117,750	0.2

500,000	#	Valeant
		Pharmaceuticals
		International, 6.500%,
		07/15/16	496,875	0.1
2,500,000	#,S	Valeant
		Pharmaceuticals
		International, 7.000%,
		10/01/20	2,431,250	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
500,000	#	Valeant
		Pharmaceuticals
		International, 7.250%,
		07/15/22	$487,500	0.1

3,500,000	S	Vanguard Health
		Holding Co. II
		LLC/Vanguard
		Holding Co. II, Inc.,
		8.000%, 02/01/18	3,631,250	0.4

4,000,000	#,S	Warner Chilcott Co.
		LLC/Warner Chilcott
		Finance LLC, 7.750%,
		09/15/18	4,055,000	0.5

			84,420,814	9.4

		Industrials: 7.5%
1,000,000	#,S	Aguila 3 SA, 7.875%,
		01/31/18	1,011,250	0.1

100,000	S	American Airlines
		Pass-Through Trust,
		7.858%, 10/01/11	101,250	0.0

750,000	S	American Tire
		Distributors, Inc.,
		9.750%, 06/01/17	810,000	0.1

1,500,000	#,S	AMGH Merger Sub,
		Inc., 9.250%, 11/01/18	1,590,000	0.2

500,000	#,S	Amsted Industries,
		Inc., 8.125%, 03/15/18	527,500	0.1

2,000,000	#,S	Associated Materials
		LLC, 9.125%,
		11/01/17	2,000,000	0.2

2,000,000	#,S	Aviation Capital,
		7.125%, 10/15/20	2,069,598	0.2

1,500,000	S	BE Aerospace, Inc.,
		6.875%, 10/01/20	1,578,750	0.2

2,000,000		Berry Plastics Corp.,
		9.750%, 01/15/21	1,945,000	0.2

EUR 1,400,000		Bombardier, Inc.,
		6.125%, 05/15/21	1,994,692	0.2
1,400,000	#,S	Bombardier, Inc.,
		7.500%, 03/15/18	1,575,000	0.2

1,125,000	#,S	Building Materials
		Corp. of America,
		6.875%, 08/15/18	1,153,125	0.1
1,000,000	#,S	Building Materials
		Corp. of America,
		7.000%, 02/15/20	1,052,500	0.1
375,000	#,S	Building Materials
		Corp. of America,
		7.500%, 03/15/20	396,563	0.0

1,600,000	#,S	C8 Capital SPV Ltd.,
		6.640%, 12/31/49	1,200,000	0.1

750,000	#	Calcipar SA, 6.875%,
		05/01/18	755,625	0.1

2,500,000	#,S	Calpine Corp.,
		7.500%, 02/15/21	2,562,500	0.3

1,500,000	#,S	Case New Holland,
		Inc., 7.875%, 12/01/17	1,657,500	0.2

1,000,000		Celanese US
		Holdings LLC,
		5.875%, 06/15/21	1,023,750	0.1

1,000,000		Celanese US
		Holdings LLC,
		6.625%, 10/15/18	$1,060,000	0.1

1,250,000	#	Cemex SAB de CV,
		9.000%, 01/11/ 18	1,278,125	0.1

750,000	S	CF Industries, Inc.,
		6.875%, 05/01/18	852,187	0.1

700,000	S	Chart Industries, Inc.,
		9.125%, 10/15/15	731,500	0.1

1,750,000	#	CMA CGM SA,
		8.500%, 04/15/17	1,478,750	0.2

338,369		Continental Airlines,
		Inc., 6.920%, 04/02/13	337,242	0.0
119,666	S	Continental Airlines,
		Inc., 7.373%, 12/15/15	120,205	0.0

1,000,000	S	Corrections Corp. of
		America, 7.750%,
		06/01/17	1,093,750	0.1

750,000	#	Darling International,
		Inc., 8.500%, 12/15/18	813,750	0.1

2,000,000		Esterline
		Technologies Corp.,
		7.000%, 08/01/20	2,105,000	0.2

750,000	#	Florida East Coast
		Railway Corp.,
		8.125%, 02/01/17	778,125	0.1

500,000	#	Griffon Corp., 7.125%,
		04/01/18	504,375	0.1

EUR 400,000		Grohe Holding GmbH,
		5.471%, 09/15/17	580,063	0.1

850,000	#	Huntington Ingalls
		Industries, Inc.,
		6.875%, 03/15/18	875,500	0.1

375,000		Interline Brands, Inc.,
		7.000%, 11/15/18	381,562	0.0

2,950,000	#,S	LBI Escrow Corp.,
		8.000%, 11/01/17	3,289,250	0.4

2,050,000	S	Manitowoc Co., Inc.,
		8.500%, 11/01/20	2,198,625	0.2

2,000,000	#,L	Masonite International
		Corp., 8.250%,
		04/15/21	1,997,500	0.2

EUR 1,000,000		NXP BV/NXP
		Funding, LLC,
		8.625%, 10/15/15	1,519,041	0.2

500,000	#	Polymer Group, Inc.,
		7.750%, 02/01/19	503,750	0.1

1,000,000		Polypore International,
		Inc., 7.500%, 11/15/17	1,062,500	0.1

5,000,000	S	RBS Global, Inc. and
		Rexnord Corp.,
		8.500%, 05/01/18	5,306,250	0.6
750,000	L	RBS Global, Inc. and
		Rexnord Corp.,
		11.750%, 08/01/16	796,875	0.1

1,000,000	#	Roofing Supply Group
		LLC / Roofing Supply
		Finance, Inc., 8.625%,
		12/01/17	1,003,750	0.1

1,000,000	#,S	SPX Corp., 6.875%,
		09/01/17	1,075,000	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
5,000,000	#	TransDigm, Inc.,
		7.750%, 12/15/18	$5,275,000	0.6

90,912	S	UAL 2009-1 Pass
		Through Trust,
		10.400%, 11/01/16	103,067	0.0

2,214,844	S	United Airlines, Inc.,
		9.750%, 01/15/17	2,530,459	0.3

2,250,000	&	VWR Funding, Inc.,
		10.250%, 07/15/15	2,362,500	0.3

500,000	#	WCA Waste Corp.,
		7.500%, 06/15/19	501,875	0.1

			67,520,179	7.5

		Information Technology: 3.2%
2,000,000	S	Advanced Micro
		Devices, Inc., 7.750%,
		08/01/20	2,070,000	0.2

1,250,000	#	Audatex North
		America, Inc.,
		6.750%, 06/15/18	1,262,500	0.1

250,000	S	Brocade
		Communications
		Systems, Inc.,
		6.625%, 01/15/18	265,000	0.0
1,250,000	S	Brocade
		Communications
		Systems, Inc.,
		6.875%, 01/15/20	1,353,125	0.2

2,500,000	S	Crown Castle
		International Corp.,
		7.125%, 11/01/19	2,643,750	0.3

1,250,000		Fidelity National
		Information Services,
		Inc., 7.625%, 07/15/17	1,332,813	0.2

1,762,369		First Data Corp.,
		2.936%, 09/24/14	1,635,699	0.2

1,500,000	#,L	First Data Corp.,
		8.250%, 01/15/21	1,477,500	0.2
76,000		First Data Corp.,
		9.875%, 09/24/15	78,470	0.0
337,000	#	First Data Corp.,
		12.625%, 01/15/21	362,275	0.0

2,000,000	#,S	Insight.com, 9.375%,
		07/15/18	2,205,000	0.2

1,750,000	#,S	Interactive Data Corp.,
		10.250%, 08/01/18	1,911,875	0.2

775,000	S	Mantech International
		Corp., 7.250%,
		04/15/18	813,750	0.1

1,175,000	L	NXP BV/NXP
		Funding, LLC,
		3.028%, 10/15/13	1,173,531	0.1

1,250,000	#	Sensata Technologies
		BV, 6.500%, 05/15/19	1,253,125	0.1

500,000	S	SunGard Data
		Systems, Inc.,
		10.625%, 05/15/15	543,750	0.1

1,800,000		SunGard Data
		Systems, Inc.,
		7.375%, 11/15/18	1,809,000	0.2
2,000,000		SunGard Data
		Systems, Inc.,
		7.625%, 11/15/20	2,030,000	0.2

EUR 1,000,000		UPC Holding BV,
		8.000%, 11/01/16	$1,508,164	0.2
EUR 2,250,000		UPC Holding BV,
		8.375%, 08/15/20	3,328,113	0.4

			29,057,440	3.2

		Materials: 8.5%
3,000,000	#,S	Aleris International,
		Inc., 7.625%, 02/15/18	3,007,500	0.3

750,000	#,&	ARD Finance SA,
		11.125%, 06/01/18	770,625	0.1

EUR 1,250,000		Ardagh Packaging
		Finance Plc, 7.375%,
		10/15/17	1,828,559	0.2

1,000,000	S	Berry Plastics Corp.,
		5.028%, 02/15/15	992,500	0.1

2,000,000	#,S	Building Materials
		Corp. of America,
		6.750%, 05/01/21	2,015,000	0.2

2,000,000	S	CF Industries, Inc.,
		7.125%, 05/01/20	2,332,500	0.3

1,000,000		Chemtura Corp.,
		7.875%, 09/01/18	1,052,500	0.1

EUR 225,000		Crown European
		Holdings SA, 7.125%,
		08/15/18	336,074	0.0

1,196,000	#,S	Fibria Overseas
		Finance Ltd., 7.500%,
		05/04/20	1,308,185	0.1

1,250,000	#,S	Georgia-Pacific Corp.,
		7.125%, 01/15/17	1,319,321	0.1
3,615,000	S	Georgia-Pacific Corp.,
		7.375%, 12/01/25	4,093,554	0.5
8,000,000	S	Georgia-Pacific Corp.,
		8.000%, 01/15/24	9,520,040	1.1
550,000	#,S	Georgia-Pacific Corp.,
		8.250%, 05/01/16	623,724	0.1

750,000		Graham Packaging
		Co. L.P. / GPC Capital
		Corp. I, 8.250%,
		10/01/18	838,125	0.1

2,500,000	S	Graphic Packaging
		International Corp.,
		7.875%, 10/01/18	2,662,500	0.3

3,000,000	S	Hexion US Finance
		Corp. / Hexion Nova
		Scotia Finance ULC,
		8.875%, 02/01/18	3,135,000	0.3

2,000,000		Hexion US Finance
		Corp. / Hexion Nova
		Scotia Finance ULC,
		9.000%, 11/15/20	2,060,000	0.2

1,250,000	L	Huntsman
		International LLC,
		8.625%, 03/15/21	1,365,625	0.2

EUR 500,000		Ineos Finance PLC,
		9.250%, 05/15/15	757,708	0.1

1,000,000	#	Ineos Finance PLC,
		9.000%, 05/15/15	1,055,000	0.1

2,750,000	#	Ineos Group Holdings
		PLC, 8.500%,
		02/15/16	2,729,375	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
1,750,000	#,L	Kinove German
		Bondco GmbH,
		9.625%, 06/15/18	$1,833,125	0.2

4,125,000	S	Lyondell Chemical
		Co., 11.000%,
		05/01/18	4,640,625	0.5

700,000		Momentive
		Performance
		Materials, Inc.,
		9.000%, 01/15/21	717,500	0.1

725,000		Mueller Water
		Products, Inc.,
		8.750%, 09/01/20	788,438	0.1

1,250,000	#	Nalco Co., 6.625%,
		01/15/19	1,287,500	0.1

3,250,000		Novelis, Inc./GA,
		8.375%, 12/15/17	3,485,625	0.4

EUR 950,000		OXEA Finance/Cy
		SCA, 9.625%,
		07/15/17	1,463,753	0.2

1,300,000	#,S	OXEA Finance,
		9.500%, 07/15/17	1,363,375	0.1

750,000	#	Packaging Dynamics
		Corp., 8.750%,
		02/01/16	765,000	0.1

EUR 1,000,000		Pregis Corp., 6.327%,
		04/15/13	1,399,403	0.2

900,000	#	Rain CII Carbon LLC
		and CII Carbon Corp.,
		8.000%, 12/01/18	963,000	0.1

EUR 36,811		Rhodia S.A., 4.077%,
		10/15/13	53,649	0.0
1,950,000	#,S	Rhodia S.A., 6.875%,
		09/15/20	2,293,687	0.3

1,875,000	S	Rockwood Specialties
		Group, Inc., 7.500%,
		11/15/14	1,926,562	0.2

500,000	S	Smurfit Capital
		Funding PLC,
		7.500%, 11/20/25	485,000	0.1

200,000	S	Steel Dynamics, Inc.,
		7.750%, 04/15/16	211,000	0.0

250,000		Steel Dynamics, Inc.,
		7.625%, 03/15/20	265,625	0.0

EUR 1,000,000	#	Styrolution GmbH,
		7.625%, 05/15/16	1,428,406	0.2

4,000,000		Teck Resources Ltd.,
		10.750%, 05/15/19	5,062,092	0.6

359,000		Teck Resources Ltd.,
		10.250%, 05/15/16	429,426	0.0

1,050,000	#	USG Corp., 8.375%,
		10/15/18	1,039,500	0.1

1,000,000	#,S	Vertellus Specialties,
		Inc., 9.375%, 10/01/15	1,037,500	0.1

			76,743,206	8.5

		Telecommunication Services: 9.3%
2,000,000	#,S	Avaya, Inc., 7.000%,
		04/01/19	1,945,000	0.2

2,500,000	#	CommScope, Inc.,
		8.250%, 01/15/19	2,587,500	0.3

50,000	S	Crown Castle
		International Corp.,
		9.000%, 01/15/15	$54,500	0.0

4,750,000	#,S	Digicel Ltd., 8.250%,
		09/01/17	4,951,875	0.5

600,000	#	EH Holding Corp.,
		6.500%, 06/15/19	613,500	0.1
750,000	#	EH Holding Corp.,
		7.625%, 06/15/21	768,750	0.1

2,210,000	S	Frontier
		Communications Co.,
		9.000%, 08/15/31	2,276,300	0.2
1,225,000	S	Frontier
		Communications
		Corp., 7.000%,
		11/01/25	1,166,812	0.1
1,950,000	S	Frontier
		Communications
		Corp., 7.125%,
		03/15/19	2,008,500	0.2
300,000	S	Frontier
		Communications
		Corp., 8.250%,
		04/15/17	327,750	0.0
825,000	S	Frontier
		Communications
		Corp., 8.500%,
		04/15/20	903,375	0.1

600,000	S	Frontier
		Communications
		Corp., 7.875%,
		04/15/15	654,000	0.1

3,250,000	S	Intelsat Jackson
		Holdings Ltd.,
		9.500%, 06/15/16	3,416,563	0.4

2,500,000	#,S	Intelsat Jackson
		Holdings Ltd.,
		7.250%, 10/15/20	2,493,750	0.3

1,600,000	#	Intelsat Jackson
		Holdings SA, 7.250%,
		04/01/19	1,592,000	0.2
1,500,000	#	Intelsat Jackson
		Holdings SA, 7.500%,
		04/01/21	1,494,375	0.2
3,650,000		Intelsat Jackson
		Holdings SA, 8.500%,
		11/01/19	3,878,125	0.4

1,353,515	&,S	Intelsat Luxembourg
		S.A., 11.500%,
		02/04/17	1,458,412	0.2

1,000,000	S	Intelsat Luxembourg
		S.A., 11.250%,
		02/04/17	1,076,250	0.1

1,000,000		Newsday LLC,
		10.500%, 08/01/13	1,058,750	0.1

1,100,000	S	Northwestern Bell
		Telephone, 7.750%,
		05/01/30	1,123,655	0.1

5,228,000	S	Qwest
		Communications
		International, Inc.,
		7.500%, 02/15/14	5,319,490	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,500,000		Qwest
		Communications
		International, Inc.,
		7.125%, 04/01/18	$1,618,125	0.2
1,025,000	S	Qwest
		Communications
		International, Inc.,
		7.500%, 02/15/14	1,042,938	0.1

5,500,000	S	Sprint Capital Corp.,
		6.900%, 05/01/19	5,692,500	0.6
5,000,000	S	Sprint Capital Corp.,
		8.750%, 03/15/32	5,437,500	0.6

3,500,000	S	Sprint Nextel Corp.,
		6.000%, 12/01/16	3,513,125	0.4
1,415,000	S	Sprint Nextel Corp.,
		8.375%, 08/15/17	1,561,806	0.2

1,000,000	#,S	Buccaneer Merger
		Sub, Inc., 9.125%,
		01/15/19	1,045,000	0.1

EUR 1,500,000		Telenet Finance
		Luxembourg SCA,
		6.375%, 11/15/20	2,096,385	0.2

3,025,000	S	Telesat Canada /
		Telesat LLC,
		11.000%, 11/01/15	3,323,719	0.4
600,000	S	Telesat Canada /
		Telesat LLC,
		12.500%, 11/01/17	723,000	0.1

500,000	S	TW Telecom
		Holdings, Inc.,
		8.000%, 03/01/18	535,625	0.1

1,500,000	#	Vimpel
		Communications Via
		VIP Finance Ireland
		Ltd.. OJSC, 7.748%,
		02/02/21	1,552,500	0.2

1,000,000	#	VimpelCom Holdings
		BV, 7.504%, 03/01/22	1,006,000	0.1

2,350,000	S	Virgin Media Finance
		PLC, 9.500%,
		08/15/16	2,667,250	0.3

70,660		Vodafone Group PLC,
		6.875%, 08/11/15	69,894	0.0

1,650,000	#	Wind Acquisition
		Finance S.A., 7.250%,
		02/15/18	1,720,125	0.2
4,200,000	#	Wind Acquisition
		Finance S.A.,
		11.750%, 07/15/17	4,777,500	0.5

1,500,000		Windstream Corp.,
		7.750%, 10/15/20	1,578,750	0.2
1,000,000	S	Windstream Corp.,
		7.875%, 11/01/17	1,066,250	0.1

750,000	L	Windstream Corp.,
		7.750%, 10/01/21	787,500	0.1

EUR 950,000	#	Ziggo Finance BV,
		6.125%, 11/15/17	1,356,985	0.1

			84,341,709	9.3

		Utilities: 4.2%
1,000,000	S	AES Corp., 8.000%,
		10/15/17	1,065,000	0.1

1,250,000	#	AES Corp./The,
		7.375%, 07/01/21	$1,270,312	0.2

1,000,000	S	AES Corp., 7.750%,
		03/01/14	1,085,000	0.1
1,500,000	S	AES Corp., 8.000%,
		06/01/20	1,605,000	0.2

2,000,000	#,S	Calpine Corp.,
		7.875%, 07/31/20	2,100,000	0.2

1,500,000		Energy Future
		Holdings Corp.,
		10.000%, 01/15/20	1,599,690	0.2

3,125,000	#,S	Intergen NV, 9.000%,
		06/30/17	3,320,313	0.4

1,935,000	#,S	Ipalco Enterprises,
		Inc., 7.250%, 04/01/16	2,154,671	0.2

1,955,763	S	Midwest Generation,
		LLC, 8.560%,
		01/02/16	2,004,657	0.2

5,075,000	S	NRG Energy, Inc.,
		7.375%, 01/15/17	5,328,750	0.6

1,000,000	#	NRG Energy, Inc.,
		7.625%, 01/15/18	1,003,750	0.1
500,000	#	NRG Energy, Inc.,
		7.875%, 05/15/21	500,000	0.1
4,000,000		NRG Energy, Inc.,
		8.250%, 09/01/20	4,100,000	0.5

2,628,026	#,S	Tenaska Alabama
		Partners LP, 7.000%,
		06/30/21	2,759,428	0.3

4,786,662		Texas Competitive
		Electric Holdings Co.
		LLC, 4.690%,
		10/10/17	3,742,997	0.4
5,079,245		Texas Competitive
		Electric Holdings Co.
		LLC, 4.768%,
		10/10/17	3,971,787	0.4

			37,611,355	4.2

	Total Corporate
	Bonds/Notes
	(Cost $765,161,548)		822,123,901	91.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.3%
84,921	S	American Home
		Mortgage Assets,
		0.376%, 05/25/46	47,789	0.0
114,295	S	American Home
		Mortgage Assets,
		0.396%, 10/25/46	62,115	0.0
1,552,886	S	American Home
		Mortgage Assets,
		1.198%, 11/25/46	722,935	0.1
816,664	+,S	American Home
		Mortgage Assets,
		6.250%, 06/25/37	429,518	0.1

32,379	S	American Home
		Mortgage Investment
		Trust, 1.896%,
		09/25/45	26,627	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
128,455	S	Banc of America
		Alternative Loan
		Trust, 0.586%,
		05/25/35	$91,614	0.0

656,383	S	Banc of America
		Funding Corp.,
		2.881%, 03/20/36	471,812	0.1

65,286	S	Bear Stearns
		Adjustable Rate
		Mortgage Trust,
		5.230%, 05/25/47	47,317	0.0

45,903	S	Chase Mortgage
		Finance Corp.,
		2.529%, 03/25/37	36,345	0.0

130,246	S	Citigroup Mortgage
		Loan Trust, Inc.,
		5.661%, 09/25/37	87,666	0.0

199,407	S	Countrywide
		Alternative Loan
		Trust, 0.381%,
		12/20/46	106,322	0.0
22,356	S	Countrywide
		Alternative Loan
		Trust, 0.446%,
		07/25/35	14,816	0.0
57,978	S	Countrywide
		Alternative Loan
		Trust, 5.621%,
		02/25/37	40,386	0.0
511,069	S	Countrywide
		Alternative Loan
		Trust, 5.664%,
		11/25/35	305,930	0.0
246,419	S	Countrywide
		Alternative Loan
		Trust, 6.000%,
		11/25/36	162,168	0.0
66,941	S	Countrywide
		Alternative Loan
		Trust, 6.500%,
		11/25/37	54,656	0.0

604,727	S	Countrywide Home
		Loan Mortgage Pass-
		through Trust,
		0.526%, 03/25/36	246,036	0.0
528,152	S	Countrywide Home
		Loan Mortgage Pass-
		through Trust,
		5.116%, 10/20/35	368,319	0.1

2,802,885	S	First Horizon
		Alternative Mortgage
		Securities, 2.367%,
		09/25/35	1,985,726	0.2

482,094	S	Greenpoint Mortgage
		Funding Trust,
		0.506%, 09/25/46	63,578	0.0

49,567	S	GSR Mortgage Loan
		Trust, 2.804%,
		01/25/36	40,743	0.0

806,265	S	Harborview Mortgage
		Loan Trust, 0.426%,
		03/19/36	478,987	0.1

60,666	S	Harborview Mortgage
		Loan Trust, 0.366%,
		07/19/46	$35,202	0.0
465,357	S	Harborview Mortgage
		Loan Trust, 5.750%,
		08/19/36	278,007	0.0

1,383,137	S	Indymac Index
		Mortgage Loan Trust,
		5.181%, 11/25/35	1,024,567	0.1

354,554	S	JPMorgan Mortgage
		Trust, 4.881%,
		04/25/35	330,089	0.1

62,579	S	Luminent Mortgage
		Trust, 0.356%,
		12/25/36	38,873	0.0

34,605	S	MASTR Adjustable
		Rate Mortgages Trust,
		0.396%, 04/25/46	19,473	0.0

53,722	S	Merrill Lynch
		Mortgage-Backed
		Securities, 5.408%,
		04/25/37	39,331	0.0

12,835	S	Morgan Stanley
		Mortgage Loan Trust,
		0.496%, 01/25/35	10,751	0.0

554,249	S	Residential Accredit
		Loans, Inc., 0.346%,
		01/25/37	328,243	0.1

1,274,560	S	Structured Adjustable
		Rate Mortgage Loan
		Trust, 2.696%,
		09/25/35	1,057,298	0.1
438,591	S	Structured Adjustable
		Rate Mortgage Loan
		Trust, 5.914%,
		02/25/36	312,755	0.0

4,600,000	S	Structured Asset
		Mortgage
		Investments, Inc.,
		0.406%, 09/25/47	1,817,230	0.2

699,608	S	Suntrust Alternative
		Loan Trust, 0.536%,
		04/25/36	264,340	0.0

63,095	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		2.671%, 02/25/37	48,440	0.0
55,888	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		5.405%, 02/25/37	36,853	0.0
64,879	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		5.554%, 05/25/37	49,861	0.0
54,696	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		5.640%, 02/25/37	40,330	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
56,492	S	Wells Fargo
		Mortgage-Backed
		Securities Trust,
		3.149%, 07/25/36	$45,706	0.0

	Total Collateralized
	Mortgage Obligations
	(Cost $11,907,819)		11,668,754	1.3

MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
1,600,000	S	Puerto Rico Sales Tax
		Financing Corp., –%,
		08/01/54	85,696	0.0

	Total Municipal Bonds
	(Cost $251,325)		85,696	0.0

ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.1%
500,270	S	Argent Securities,
		Inc., 1.236%, 12/25/33	401,118	0.1

290,814	S	MASTR Asset-Backed
		Securities Trust,
		0.396%, 11/25/36	116,440	0.0

			517,558	0.1

		Other Asset-Backed Securities: 0.3%
14,239	S	GSAMP Trust,
		0.256%, 12/25/36	9,805	0.0

2,200,000	S	Merrill Lynch First
		Franklin Mortgage
		Loan, 0.306%,
		07/25/37	1,400,013	0.2

480,716	#,S	Structured Asset
		Securities Corp.,
		0.336%, 05/25/37	454,443	0.0
1,589,265	S	Structured Asset
		Securities Corp.,
		0.486%, 06/25/35	1,046,194	0.1

			2,910,455	0.3

	Total Asset-Backed
	Securities
	(Cost $3,364,930)		3,428,013	0.4

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
112,801		@,S Dex One Corp.	285,386	0.0

		Total Common Stock
		(Cost $2,436,886)	285,386	0.0

PREFERRED STOCK: 0.1%
		Financials: 0.1%
900	#,P,S	ABN AMRO North
		America Capital
		Funding Trust I	$619,594	0.1

		Total Preferred Stock
		(Cost $454,500)	619,594	0.1

		Total Long-Term
		Investments
		(Cost $783,577,008)	838,211,344	92.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.7%
		U.S. Government Agency Obligations: 1.5%
600,000	Z	Federal Home Loan
		Bank Discount Notes,
		0.010%, 07/13/11	599,999	0.1
3,100,000	Z	Federal Home Loan
		Bank Discount Notes,
		4.750%, 09/14/11	3,099,870	0.4
7,400,000	Z	Federal Home Loan
		Bank Discount Notes,
		0.020%, 09/21/11	7,399,659	0.8
2,000,000	Z	Federal Home Loan
		Bank Discount Notes,
		4.300%, 09/28/11	1,999,902	0.2

			13,099,430	1.5

Shares			Value	Percentage of Net Assets

		Securities Lending Collateralcc: 3.2%
28,204,853		BNY Mellon Overnight
		Government Fund(1)	28,204,853	3.1

1,169,840	R	BNY Institutional Cash
		Reserves Fund,
		Series B(1)(2)	935,872	0.1

		Total Securities Lending
		Collateral
		(Cost $29,374,692)	29,140,725	3.2

		Total Short-Term
		Investments
		(Cost $42,472,653)	42,240,155	4.7

		Total Investments in Securities
		(Cost $826,049,661)*	$880,451,499	97.6
		Assets in Excess of Other Liabilities	22,012,249	2.4

		Net Assets	$902,463,748	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $826,587,227.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,646,214
Gross Unrealized Depreciation	(13,781,942)

Net Unrealized appreciation	$53,864,272

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$285,386	$—	$—	$285,386
Preferred Stock	—	619,594	—	619,594
Corporate Bonds/Notes	—	821,786,659	337,242	822,123,901
Collateralized Mortgage Obligations	—	11,577,140	91,614	11,668,754
Municipal Bonds	—	85,696	—	85,696
Short-Term Investments	28,204,853	13,099,430	935,872	42,240,155
Asset-Backed Securities	—	3,428,013	—	3,428,013

Total Investments, at value	$28,490,239	$850,596,532	$1,364,728	$880,451,499

Other Financial Instruments+
Swaps	—	1,711,641	—	1,711,641
Forward Foreign Currency Contracts	—	391,901	—	391,901

Total Assets	$28,490,239	$852,700,074	$1,364,728	$882,555,041

Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,383,340)	$—	$(1,383,340)
Forward Foreign Currency Contracts	—	(263,459)	—	(263,459)

Total Liabilities	$—	$(1,646,799)	$—	$(1,646,799)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Chinese Yuan	2,201,000	Buy	11/15/11	$342,568	$341,850	$(718)
Barclays Bank PLC	Chinese Yuan	6,997,000	Buy	11/15/11	1,076,793	1,086,744	9,951
Barclays Bank PLC	Brazilian Real	2,779,595	Buy	09/02/11	1,727,315	1,754,773	27,458
Citigroup, Inc.	Chinese Yuan	6,244,053	Buy	11/15/11	964,929	969,800	4,871
Citigroup, Inc.	EU Euro	112,000	Buy	07/18/11	160,260	162,332	2,072
Citigroup, Inc.	British Pound	324,000	Buy	09/13/11	527,113	519,513	(7,600)
JPMorgan Chase &
Co.	Chinese Yuan	5,408,000	Buy	11/15/11	841,974	839,947	(2,027)
JPMorgan Chase &
Co.	Chinese Yuan	2,799,302	Buy	11/15/11	435,080	434,776	(304)
UBS AG	Brazilian Real	2,779,595	Buy	08/02/11	1,719,408	1,766,894	47,486

							$81,189

Barclays Bank PLC	EU Euro	353,000	Sell	07/18/11	$502,883	$511,639	$(8,756)
Barclays Bank PLC	EU Euro	504,000	Sell	07/18/11	719,057	730,499	(11,442)
Barclays Bank PLC	Brazilian Real	2,779,595	Sell	08/02/11	1,738,333	1,766,893	(28,560)
Citigroup, Inc.	EU Euro	754,000	Sell	07/18/11	1,070,991	1,092,849	(21,858)
Credit Suisse First
Boston	EU Euro	25,318,000	Sell	07/18/11	36,514,885	36,695,951	(181,066)
HSBC	EU Euro	1,245,000	Sell	07/18/11	1,844,841	1,804,505	40,336
Royal Bank of
Canada	EU Euro	79,000	Sell	07/18/11	113,374	114,502	(1,128)
UBS AG	British Pound	6,733,000	Sell	09/13/11	11,055,674	10,795,947	259,727

							$47,253

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:
Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	23,250,000	$376,673	$76,250	$300,423
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,500,000	24,302	2,344	21,958
Morgan Stanley	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	5,500,000	89,105	27,031	62,074
Deutsche Bank AG	CDX.NA.IG.9 Index
	(30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	16,415	—	16,415

							$506,495	$105,625	$400,870

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/(Depreciation)

Credit Suisse First	AES Corp.
Boston		Sell	5.000	03/20/14	212.297	USD	2,000,000	$151,949	$(188,750)	$340,699
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	213.139	USD	100,000	7,585	(2,718)	10,303
Citigroup, Inc.	Community Health
	Systems	Sell	5.000	09/20/14	435.475	USD	100,000	1,910	(9,000)	10,910
Goldman Sachs &	Community Health
Co.	Systems	Sell	5.000	03/20/14	396.867	USD	2,300,000	60,729	(209,875)	270,604
Credit Suisse First	El Paso Corp.
Boston		Sell	5.000	12/20/14	97.960	USD	2,500,000	341,918	(75,000)	416,918

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs &	El Paso Corp.
Co.		Sell	5.000	09/20/14	90.591	USD	2,000,000	$259,839	$(190,000)	$449,839
Deutsche Bank AG	GMAC LLC	Sell	5.000	03/20/12	145.889	USD	340,000	8,715	(52,700)	61,415
Goldman Sachs &	NRG Energy Inc.
Co.		Sell	4.200	09/20/13	192.992	USD	225,000	11,168	—	11,168
Goldman Sachs &	RRI Energy Inc.
Co.		Sell	5.000	09/20/14	486.614	USD	3,300,000	12,913	(610,500)	623,413
Morgan Stanley	RRI Energy Inc.	Sell	5.000	12/20/14	486.614	USD	300,000	(3,539)	(30,000)	26,461
Barclays Bank PLC	SLM Corp.	Sell	5.000	09/20/11	70.755	USD	2,550,000	24,882	(184,875)	209,757
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	186.422	USD	1,000,000	75,876	(110,000)	185,876
Goldman Sachs &	SLM Corp.
Co.		Sell	7.600	03/20/12	69.747	USD	250,000	12,579	—	12,579
Citigroup, Inc.	Sungard Data Systems
	Inc.	Sell	5.000	03/20/14	269.824	USD	800,000	48,406	(52,216)	100,622

								$1,014,930	$(1,715,634)	$2,730,564

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount	Fair Value		Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 10.150% and pay a floating
rate based on the Brazil Cetip Interbank Deposit Rate
Annualized
Counterparty: Goldman Sachs & Co.	01/02/12	BRL	4,900,000	$(115,329)	$(35,468)	$(79,861)
Receive a fixed rate equal to 14.765% and pay a floating
rate based on the Brazil Cetip Interbank Deposit Rate
Annualized
Counterparty: Merrill Lynch	01/02/12	BRL	2,800,000	186,677	5,434	181,243
Receive a fixed rate equal to 10.115% and pay a floating
rate based on the Brazil Cetip Interbank Deposit Rate
Annualized
Counterparty: Morgan Stanley	01/02/12	BRL	51,700,000	(1,264,472)	(165,861)	(1,098,611)

				$(1,193,124)	$(195,895)	$(997,229)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 35.3%
		Consumer Discretionary: 0.7%
3,801,815		BCAP LLC Trust,
		5.250%, 02/25/36	$3,813,114	0.1

4,673,000	S	Daimler Finance
		North America LLC,
		7.300%, 01/15/12	4,836,298	0.1

124,075		Ford Motor Co.,
		2.940%, 11/29/13	124,155	0.0
787,775		Ford Motor Co.,
		2.940%, 11/29/13	788,288	0.0

5,000,000	S	Lennar Corp.,
		5.950%, 10/17/11	5,062,500	0.2

5,000,000	#	Reynolds Group
		Issuer, Inc.,
		6.875%, 02/15/21	4,900,000	0.2

4,500,000	S	Target Corp.,
		5.125%, 01/15/13	4,792,797	0.1

			24,317,152	0.7

		Consumer Staples: 1.3%
3,300,000	S	Altria Group, Inc.,
		4.125%, 09/11/15	3,500,330	0.1

2,500,000	S	Kraft Foods, Inc.,
		6.125%, 02/01/18	2,880,043	0.1
1,100,000	S	Kraft Foods, Inc.,
		6.875%, 02/01/38	1,276,758	0.0

2,400,000	S	Philip Morris
		International, Inc.,
		6.375%, 05/16/38	2,728,070	0.1

5,500,000	#,S	President and
		Fellows of Harvard
		College, 6.000%,
		01/15/19	6,416,850	0.2
21,500,000	#,S	President and
		Fellows of Harvard
		College, 6.500%,
		01/15/39	26,090,336	0.8

1,200,000	S	Reynolds American,
		Inc., 7.625%,
		06/01/16	1,440,812	0.0

			44,333,199	1.3

		Energy: 2.8%
625,000	S	El Paso Corp.,
		7.800%, 08/01/31	732,534	0.0

600,000	#	ENN Energy
		Holdings Ltd..,
		6.000%, 05/13/21	590,621	0.0

362,262		Gazprom OAO,
		7.201%, 02/01/20	398,941	0.0

13,500,000		Gazprom OAO Via
		Gaz Capital SA,
		8.625%, 04/28/34	16,908,750	0.5

11,300,000	S	Kinder Morgan
		Energy Partners
		LP, 5.950%,
		02/15/18	12,607,557	0.4

400,000		Morgan Stanley
		Bank AG for OAO
		Gazprom, 9.625%,
		03/01/13	448,200	0.0

1,000,000	#	Novatek Finance
		Ltd.., 5.326%,
		02/03/16 $1,035,000	0.0

1,100,000	#	Odebrecht Drilling
		Norbe VIII/IX Ltd.,
		6.350%, 06/30/21	1,166,000	0.0

21,100,000	S	Petrobras
		International
		Finance Co.,
		7.875%, 03/15/19	25,655,785	0.8

9,000,000		Petrobras
		International
		Finance Co. - Pifco,
		3.875%, 01/27/16	9,209,862	0.3

14,900,000	S	Petroleos
		Mexicanos,
		8.000%, 05/03/19	18,446,200	0.5

1,400,000	S	Total Capital S.A.,
		4.450%, 06/24/20	1,463,925	0.1

1,800,000	S	Trans-Canada
		Pipelines, 7.625%,
		01/15/39	2,236,146	0.1

4,000,000	S	Transocean, Inc.,
		4.950%, 11/15/15	4,331,268	0.1
			95,230,789	2.8

		Financials: 27.2%
3,100,000		AGFS Funding Co.,
		5.500%, 05/28/17	3,045,428	0.1

8,700,000	S	Allstate Corp.,
		6.125%, 05/15/37	8,667,375	0.3

12,200,000		Ally Financial, Inc.,
		3.466%, 02/11/14	11,997,138	0.3
500,000		Ally Financial, Inc.,
		3.647%, 06/20/14	489,244	0.0
600,000		Ally Financial, Inc.,
		4.500%, 02/11/14	601,500	0.0
9,100,000	#,L	Ally Financial, Inc.,
		6.250%, 12/01/17	9,073,446	0.3
2,300,000	S	Ally Financial, Inc.,
		7.000%, 02/01/12	2,349,450	0.1
1,000,000	S	Ally Financial, Inc.,
		7.500%, 12/31/13	1,073,750	0.0
3,600,000		Ally Financial, Inc.,
		7.500%, 09/15/20	3,780,000	0.1
14,000,000		Ally Financial, Inc.,
		8.300%, 02/12/15	15,680,000	0.5
5,480,000	Z	Ally Financial, Inc.,
		–, 12/01/12	5,137,500	0.2

300,000	S	American Express
		Bank FSB, 0.336%,
		06/12/12	299,415	0.0

2,900,000	S	American Express
		Co., 6.150%,
		08/28/17	3,309,033	0.1
4,300,000	S	American Express
		Co., 7.000%,
		03/19/18	5,067,326	0.1

2,700,000	S	American Express
		Credit Corp.,
		5.875%, 05/02/13	2,907,930	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
5,900,000	S	American Express
		Credit Corp.,
		7.300%, 08/20/13	$6,569,910	0.2

5,700,000	S	American General
		Finance Corp.,
		0.497%, 12/15/11	5,627,314	0.2
1,000,000	S	American General
		Finance Corp.,
		4.875%, 07/15/12	997,500	0.0
8,800,000	S	American General
		Finance Corp.,
		5.200%, 12/15/11	8,837,400	0.3
5,000,000	L,S	American General
		Finance Corp.,
		5.625%, 08/17/11	5,010,909	0.1

EUR 1,700,000		American
		International Group,
		Inc., 4.875%,
		03/15/67	2,015,357	0.1
CAD 4,000,000		American
		International Group,
		Inc., 4.900%,
		06/02/14	4,230,390	0.1
500,000		American
		International Group,
		Inc., 5.450%,
		05/18/17	523,516	0.0
12,000,000	S	American
		International Group,
		Inc., 5.850%,
		01/16/18	12,590,532	0.4
1,300,000		American
		International Group,
		Inc., 6.400%,
		12/15/20	1,401,799	0.0
300,000		American
		International Group,
		Inc., 8.250%,
		08/15/18	344,738	0.0

4,800,000	#,S	ANZ National
		International Ltd.,
		6.200%, 07/19/13	5,233,469	0.2

5,000,000	#	Australia & New
		Zealand Banking
		Group Ltd., 2.125%,
		01/10/14	5,044,020	0.1

7,000,000	#	Banco Santander
		Brazil SA/Cayman
		Islands, 2.347%,
		03/18/14	7,041,146	0.2

23,500,000	S	Bank of America
		Corp., 6.500%,
		08/01/16	26,237,021	0.8

13,600,000	S	Bank of America
		NA, 0.527%,
		06/15/16	12,366,412	0.4

1,200,000	#,L	Bank of China Hong
		Kong Ltd., 5.550%,
		02/11/20	1,215,227	0.0

2,300,000	#,S	Bank of Montreal,
		2.850%, 06/09/15	2,385,206	0.1

2,500,000	#	Bank of Nova
		Scotia, 1.650%,
		10/29/15	$2,459,705	0.1

1,900,000		Barclays Bank PLC,
		2.375%, 01/13/14	1,923,737	0.1
2,900,000	#,S	Barclays Bank PLC,
		6.050%, 12/04/17	3,074,574	0.1

1,400,000	#	BBVA, 4.500%,
		03/10/16	1,431,500	0.0

2,700,000	#	BBVA Bancomer
		SA/Texas, 6.500%,
		03/10/21	2,767,500	0.1

1,300,000	S	Bear Stearns Cos.,
		Inc., 6.950%,
		08/10/12	1,388,269	0.0
8,000,000	S	Bear Stearns Cos.,
		Inc., 7.250%,
		02/01/18	9,512,648	0.3

8,900,000		BNP Paribas,
		1.146%, 01/10/14	8,840,824	0.3
11,990,000	#,S	BNP Paribas,
		5.186%, 06/29/49	11,096,745	0.3

1,000,000	#	BPCE S.A.,
		2.375%, 10/04/13	1,016,803	0.0

900,000	#	CIT Group, Inc.,
		5.250%, 04/01/14	900,000	0.0
476,641		CIT Group, Inc.,
		6.250%, 07/27/15	480,386	0.0
112,979		CIT Group, Inc.,
		6.250%, 08/11/15	113,867	0.0
202,530		CIT Group, Inc.,
		6.250%, 08/11/15	204,121	0.0
124,084		CIT Group, Inc.,
		6.250%, 08/11/15	125,059	0.0
155,992		CIT Group, Inc.,
		6.250%, 08/11/15	157,217	0.0
185,197		CIT Group, Inc.,
		6.250%, 08/11/15	186,652	0.0
112,979		CIT Group, Inc.,
		6.250%, 08/11/15	113,867	0.0
474,071		CIT Group, Inc.,
		6.250%, 08/11/15	477,795	0.0
62,042		CIT Group, Inc.,
		6.250%, 08/11/15	62,529	0.0
1,486,504	S	CIT Group, Inc.,
		7.000%, 05/01/14	1,506,943	0.0
1,565,552	S	CIT Group, Inc.,
		7.000%, 05/01/15	1,571,423	0.0
2,609,255	S	CIT Group, Inc.,
		7.000%, 05/01/16	2,602,732	0.1
3,652,960	S	CIT Group, Inc.,
		7.000%, 05/01/17	3,648,394	0.1

31,800,000	S	Citigroup Capital
		XXI, 8.300%,
		12/21/57	32,595,000	0.9

4,352,000		Citigroup, Inc.,
		0.370%, 03/16/12	4,344,845	0.1
18,300,000	S	Citigroup, Inc.,
		5.500%, 04/11/13	19,436,888	0.6
900,000	S	Citigroup, Inc.,
		5.625%, 08/27/12	940,485	0.0
9,800,000	S	Citigroup, Inc.,
		6.000%, 08/15/17	10,745,651	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
4,300,000	S	Citigroup, Inc.,
		8.500%, 05/22/19	$5,338,497	0.2

4,700,000	#,S	Commonwealth
		Bank of Australia,
		6.024%, 03/29/49	4,636,047	0.1

2,137,000	#,S	Cooperatieve
		Centrale Raiffeisen-
		Boerenleenbank
		BA/Netherlands,
		11.000%, 12/29/49	2,734,734	0.1

4,200,000	#,S	Corp. Nacional del
		Cobre de Chile -
		CODELCO,
		7.500%, 01/15/19	5,074,797	0.1

1,800,000	#	DAI-ICHI Mutual
		Life, 7.250%,
		12/31/49	1,802,117	0.1

8,300,000	S	Deutsche Bank
		AG/London,
		6.000%, 09/01/17	9,272,710	0.3

25,900,000	#,S	Dexia Credit Local,
		0.652%, 03/05/13	25,839,368	0.7

SGD 6,300,000		Export Import Bank
		of South Korea,
		1.050%, 03/03/12	5,126,270	0.2

1,900,000	S	Export-Import Bank
		of Korea, 5.125%,
		06/29/20	1,932,251	0.1
19,200,000	S	Export-Import Bank
		of Korea, 5.875%,
		01/14/15	21,150,125	0.6

500,000	S	Ford Motor Credit
		Co. LLC, 7.000%,
		10/01/13	535,588	0.0
200,000	S	Ford Motor Credit
		Co. LLC, 7.500%,
		08/01/12	209,497	0.0
6,600,000	S	Ford Motor Credit
		Co. LLC, 7.800%,
		06/01/12	6,903,666	0.2

281,797		Ford Motor Credit
		Co., LLC, 2.940%,
		12/15/13	281,980	0.0
900,000	S	Ford Motor Credit
		Co., LLC, 7.250%,
		10/25/11	913,576	0.0
1,700,000	S	Ford Motor Credit
		Co., LLC, 8.000%,
		12/15/16	1,915,876	0.1

2,900,000	S	General Electric
		Capital Corp.,
		5.875%, 01/14/38	2,943,422	0.1
EUR 9,700,000		General Electric
		Capital Corp.,
		5.500%, 09/15/67	13,222,541	0.4
4,600,000	S	General Electric
		Capital Corp.,
		6.875%, 01/10/39	5,224,422	0.2

2,200,000	S	Goldman Sachs
		Group, Inc.,
		5.950%, 01/18/18	2,374,541	0.1
1,100,000	S	Goldman Sachs
		Group, Inc.,
		6.150%, 04/01/18	$1,198,838	0.0
10,500,000	S	Goldman Sachs
		Group, Inc.,
		6.250%, 09/01/17	11,600,673	0.3
12,000,000	S	Goldman Sachs
		Group, Inc.,
		6.750%, 10/01/37	12,036,552	0.3

EUR 9,500,000		International Lease
		Finance Corp.,
		1.795%, 08/15/11	13,800,283	0.4
1,600,000	S	International Lease
		Finance Corp.,
		5.300%, 05/01/12	1,632,000	0.0
1,600,000	S	International Lease
		Finance Corp.,
		5.350%, 03/01/12	1,628,000	0.0
5,900,000	S	International Lease
		Finance Corp.,
		5.400%, 02/15/12	6,003,250	0.2
2,300,000	#,S	International Lease
		Finance Corp.,
		6.750%, 09/01/16	2,461,000	0.1

4,800,000	#	Intesa Sanpaolo
		SpA, 2.658%,
		02/24/14	4,791,893	0.1

5,200,000	S	JPMorgan Chase &
		Co., 0.996%,
		09/30/13	5,238,818	0.2
EUR 4,300,000		JPMorgan Chase &
		Co., 1.776%,
		09/26/13	6,181,454	0.2
8,600,000		JPMorgan Chase &
		Co., 4.250%,
		10/15/20	8,429,625	0.2
12,200,000	S	JPMorgan Chase &
		Co., 6.000%,
		01/15/18	13,586,774	0.4
14,000,000	S	JPMorgan Chase &
		Co., 7.900%,
		04/29/49	15,088,430	0.4

EUR 200,000		KeyBank NA,
		1.559%, 11/21/11	288,856	0.0

GBP 2,400,000		LBG Capital No.1
		PLC, 7.588%,
		05/12/20	3,553,373	0.1

JPY 800,000,000		Lehman Brothers
		Holdings, Inc.,
		0.940%, 12/19/08	1,838,395	0.1
1,400,000	±,S	Lehman Brothers
		Holdings, Inc.,
		2.881%, 10/22/08	367,500	0.0
10,600,000	±,S	Lehman Brothers
		Holdings, Inc.,
		5.625%, 01/24/13	2,862,000	0.1
5,503,000	±,S	Lehman Brothers
		Holdings, Inc.,
		6.875%, 05/02/18	1,506,446	0.0
2,800,000	±,S	Lehman Brothers
		Holdings, Inc.,
		9.600%, 11/24/08	735,000	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,300,000		Lloyds TSB Bank
		PLC, 4.875%,
		01/21/16	$1,330,949	0.0

GBP 2,700,000		Llyods, 7.867%,
		12/17/19	4,019,211	0.1
EUR 1,300,000		Llyods, 8.875%,
		02/07/20	1,875,779	0.1
GBP 1,300,000		Llyods, 15.000%,
		12/21/19	2,795,834	0.1

13,600,000	S	Merrill Lynch & Co.,
		Inc., 6.050%,
		08/15/12	14,320,746	0.4
8,800,000	S	Merrill Lynch & Co.,
		Inc., 6.875%,
		04/25/18	9,749,837	0.3

22,500,000	#	Metlife, 1.146%,
		04/04/14	22,566,960	0.7

600,000	S	Morgan Stanley,
		0.450%, 04/19/12	600,023	0.0
9,000,000		Morgan Stanley,
		1.253%, 04/29/13	8,988,489	0.3
EUR 12,000,000		Morgan Stanley,
		1.785%, 05/02/14	16,976,647	0.5
2,000,000	S	Morgan Stanley,
		5.950%, 12/28/17	2,152,992	0.1
1,600,000	S	Morgan Stanley,
		6.250%, 08/28/17	1,732,507	0.1

GBP 1,500,000		MUFG Capital
		Finance 5 Ltd.,
		6.299%, 01/29/49	2,323,174	0.1

18,800,000	#	National Australia
		Bank Ltd., 0.966%,
		04/11/14	18,795,018	0.5
4,000,000	#,S	National Australia
		Bank Ltd., 5.350%,
		06/12/13	4,292,332	0.1

DKK 38,216,187		Nykredit Realkredit
		A/S, 2.628%,
		10/01/38	7,073,494	0.2
DKK 12,154,660		Nykredit Realkredit
		A/S, 2.628%,
		04/01/38	2,247,126	0.1

1,200,000	#,S	Pacific LifeCorp,
		6.000%, 02/10/20	1,288,956	0.0

4,900,000	#,S	Pricoa Global
		Funding I, 0.373%,
		01/30/12	4,886,226	0.1
2,000,000	#,S	Pricoa Global
		Funding I, 0.447%,
		09/27/13	1,976,652	0.1

3,300,000	S	Principal Life
		Income Funding
		Trusts, 5.300%,
		04/24/13	3,550,391	0.1
700,000	S	Principal Life
		Income Funding
		Trusts, 5.550%,
		04/27/15	777,295	0.0

12,000,000	#	RCI Banque SA,
		2.116%, 04/11/14	12,032,316	0.3

DKK 12,060,775		Realkredit Danmark
		A/S, 2.480%,
		01/01/38	2,233,755	0.1
DKK 38,228,979		Realkredit Danmark
		A/S, 2.480%,
		01/01/38	$7,034,982	0.2

1,500,000	#,S	Resona Bank Ltd.,
		5.850%, 09/29/49	1,498,197	0.0

4,300,000	S	Royal Bank of
		Scotland, 3.950%,
		09/21/15	4,324,347	0.1

3,900,000	#,S	Royal Bank of
		Scotland Group
		PLC, 6.990%,
		10/29/49	3,529,500	0.1

6,500,000	#,S	Royal Bank of
		Scotland PLC,
		2.625%, 05/11/12	6,624,144	0.2
900,000	#,S	Royal Bank of
		Scotland PLC,
		4.875%, 08/25/14	937,368	0.0

13,700,000		Royal Bank of
		Scotland PLC/The,
		4.375%, 03/16/16	13,834,192	0.4

22,800,000	#,S	Santander US Debt
		S.A. Unipersonal,
		1.046%, 03/30/12	22,806,886	0.7

GBP 3,200,000		SLM Corp.,
		4.875%, 12/17/12	5,111,136	0.1
2,500,000		SLM Corp.,
		5.000%, 10/01/13	2,601,375	0.1
3,300,000		SLM Corp.,
		5.375%, 01/15/13	3,392,694	0.1
22,400,000	S	SLM Corp.,
		8.000%, 03/25/20	24,091,245	0.7

1,300,000	#	Societe Generale,
		1.296%, 04/11/14	1,288,780	0.0
6,500,000	#,S	Societe Generale,
		5.922%, 12/31/49	5,629,078	0.2

4,000,000		Springleaf Finance
		Corp., 6.900%,
		12/15/17	3,690,000	0.1

30,200,000	#	SSIF Nevada L.P.,
		0.981%, 04/14/14	30,225,006	0.9

3,100,000	#,S	State Bank of
		India/London,
		4.500%, 07/27/15	3,184,593	0.1

3,300,000	S	State Street Capital
		Trust III, 5.237%,
		03/15/42	3,303,432	0.1

2,200,000	#	Sumitomo Mitsui
		Banking Corp.,
		1.950%, 01/14/14	2,218,139	0.1

2,700,000	#,S	Temasek Financial I
		Ltd., 4.300%,
		10/25/19	2,791,660	0.1

1,700,000	#,S	TransCapitalInvest
		Ltd. for OJSC AK
		Transneft, 8.700%,
		08/07/18	2,095,250	0.1

1,300,000	S	UBS AG, 5.750%,
		04/25/18	1,411,426	0.0
4,800,000	S	UBS AG, 5.875%,
		12/20/17	5,272,574	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,000,000		UBS AG/Stamford
		CT, 1.273%,
		01/28/14	$1,005,070	0.0
3,600,000	S	UBS AG/Stamford
		CT, 1.359%,
		02/23/12	3,623,407	0.1

4,525,000	S	UBS Preferred
		Funding Trust V,
		6.243%, 05/29/49	4,479,750	0.1

6,000,000	S	USB Capital IX,
		3.500%, 03/29/49	4,966,740	0.1

1,200,000	#	Vnesheconombank
		Via VEB Finance
		Ltd., 5.450%,
		11/22/17	1,227,000	0.0

5,715,000	S	Wachovia Corp.,
		0.613%, 10/28/15	5,435,274	0.2
7,400,000	S	Wachovia Corp.,
		5.750%, 02/01/18	8,194,109	0.2

17,530,000		Wells Fargo & Co.,
		5.250%, 10/23/12	18,501,635	0.5
27,092,000	S	Wells Fargo & Co.,
		7.980%, 02/28/49	29,394,820	0.8

3,000,000	#,S	Westpac Banking
		Corp., 0.756%,
		07/16/14	3,014,646	0.1
14,100,000	#,S	Westpac Banking
		Corp., 3.585%,
		08/14/14	15,026,299	0.4

7,200,000		White Nights
		Finance BV for
		Gazprom, 10.500%,
		03/25/14	8,591,724	0.2

350,000	#,S	ZFS Finance USA
		Trust IV, 5.875%,
		05/09/32	354,751	0.0

			946,435,683	27.2

		Health Care: 0.8%
12,700,000	S	Amgen, Inc.,
		6.150%, 06/01/18	14,736,496	0.4

10,600,000	S	Novartis Capital
		Corp., 4.125%,
		02/10/14	11,430,584	0.3

2,800,000		UnitedHealth
		Group, Inc.,
		4.875%, 02/15/13	2,962,011	0.1

			29,129,091	0.8

		Industrials: 0.3%
1,100,000	#,L	Braskem Finance
		Ltd., 5.750%,
		04/15/21	1,112,430	0.0

3,400,000	#,S	C8 Capital SPV
		Ltd., 6.640%,
		12/31/49	2,550,000	0.1

1,500,000	S	Goodrich Corp.,
		6.290%, 07/01/16	1,748,719	0.1

600,000	#,L	Sydney Air,
		5.125%, 02/22/21	604,133	0.0

5,075,000	#	Union Pacific Corp.,
		4.163%, 07/15/22	5,034,872	0.1

117,216	±	United Air Lines,
		Inc., 9.350%,
		04/07/16	$28,425	0.0

			11,078,579	0.3

		Information Technology: 0.6%
7,000,000	S	Dell, Inc., 5.650%,
		04/15/18	7,774,193	0.2

12,400,000	S	Oracle Corp.,
		5.750%, 04/15/18	14,211,590	0.4

			21,985,783	0.6

		Materials: 0.2%
3,500,000	S	Alcoa, Inc., 6.150%,
		08/15/20	3,714,329	0.1

2,200,000	#,S	Sealed Air Corp.,
		5.625%, 07/15/13	2,313,560	0.1

1,500,000	S	Vale Overseas Ltd.,
		6.875%, 11/10/39	1,637,670	0.0

			7,665,559	0.2

		Telecommunication Services: 1.0%
450,000	S	AT&T Corp.,
		7.300%, 11/15/11	460,942	0.0

3,300,000	S	AT&T, Inc., 4.950%,
		01/15/13	3,499,370	0.1
1,800,000	S	AT&T, Inc., 5.500%,
		02/01/18	2,010,386	0.1
2,300,000	S	AT&T, Inc., 6.300%,
		01/15/38	2,443,699	0.1

20,700,000	S	Cellco Partnership /
		Verizon Wireless
		Capital LLC,
		5.250%, 02/01/12	21,246,211	0.6

200,000	#	Qtel International
		Finance Ltd.,
		3.375%, 10/14/16	200,500	0.0
300,000	#	Qtel International
		Finance Ltd.,
		4.750%, 02/16/21	294,000	0.0

950,000	S	Qwest Corp.,
		8.875%, 03/15/12	1,002,250	0.0

2,500,000	S	Verizon
		Communications,
		Inc., 5.250%,
		04/15/13	2,685,502	0.1

			33,842,860	1.0

		Utilities: 0.4%
3,700,000	#,S	EDF S.A., 5.500%,
		01/26/14	4,068,198	0.1
1,300,000	#,S	EDF S.A., 6.500%,
		01/26/19	1,521,821	0.1

3,700,000	#,S	Electricite de
		France SA, 6.950%,
		01/26/39	4,342,250	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
4,300,000		NRG Energy, Inc.,
		8.250%, 09/01/20	$4,407,500	0.1

			14,339,769	0.4

	Total Corporate
	Bonds/Notes
	(Cost
	$1,148,886,323)		1,228,358,464	35.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
273,042	S	Adjustable Rate
		Mortgage Trust,
		2.791%, 05/25/35	266,852	0.0

1,426,790	S	American Home
		Mortgage
		Investment Trust,
		2.403%, 02/25/45	1,270,066	0.0

3,500,000	S	Banc of America
		Commercial
		Mortgage, Inc.,
		5.924%, 05/10/45	3,877,706	0.1

2,060,705	S	Banc of America
		Funding Corp.,
		2.783%, 05/25/35	1,998,279	0.1

2,535,832	#	Banc of America
		Large Loan, Inc.,
		1.937%, 11/15/15	2,355,315	0.1

183,276	S	Banc of America
		Mortgage
		Securities, Inc.,
		2.929%, 07/25/33	178,558	0.0
174,554	S	Banc of America
		Mortgage
		Securities, Inc.,
		5.000%, 05/25/34	174,966	0.0

8,400,000		BCAP LLC Trust,
		5.250%, 08/25/37	8,329,363	0.3

4,957,339	S	Bear Stearns
		Adjustable Rate
		Mortgage Trust,
		2.560%, 10/25/35	4,351,366	0.1
156,494	S	Bear Stearns
		Adjustable Rate
		Mortgage Trust,
		3.070%, 01/25/34	151,000	0.0

3,424,425	S	Bear Stearns Alt-A
		Trust, 4.627%,
		11/25/36	2,181,172	0.1

1,332,105	S	Bear Stearns
		Alternative-A Trust,
		2.652%, 05/25/35	1,052,797	0.0
1,111,567	S	Bear Stearns
		Alternative-A Trust,
		2.916%, 09/25/35	809,906	0.0
1,971,737	S	Bear Stearns
		Alternative-A Trust,
		4.838%, 11/25/36	1,167,178	0.0

1,200,000	S	Bear Stearns
		Commercial
		Mortgage
		Securities, 5.471%,
		01/12/45	1,322,987	0.1

7,096,011		Chase Mortgage
		Finance Corp.,
		5.392%, 12/25/35	$6,744,545	0.2

3,425,000		Citicorp Mortgage
		Securities, Inc.,
		5.500%, 08/25/36	3,234,731	0.1

760,375	S	Citigroup Mortgage
		Loan Trust, Inc.,
		2.660%, 10/25/35	628,160	0.0
14,185,762		Citigroup Mortgage
		Loan Trust, Inc.,
		5.500%, 09/25/35	13,287,449	0.4

3,700,000	S	Commercial
		Mortgage Pass-
		through Certificates,
		5.306%, 12/10/46	3,967,154	0.1

4,008,393	^,S	Countrywide
		Alternative Loan
		Trust, 4.814%,
		05/25/35	409,746	0.0

15,803	S	Countrywide Home
		Loan Mortgage
		Pass Through
		Trust, 5.750%,
		05/25/33	15,907	0.0

710,539	S	Countrywide Home
		Loan Mortgage
		Pass-through Trust,
		0.506%, 03/25/35	472,592	0.0
2,944,568	#,S	Countrywide Home
		Loan Mortgage
		Pass-through Trust,
		0.526%, 06/25/35	2,669,525	0.1

10,700,000	S	Credit Suisse
		Mortgage Capital
		Certificates,
		5.695%, 09/15/40	11,360,179	0.3
400,000	S	Credit Suisse
		Mortgage Capital
		Certificates,
		5.850%, 03/15/39	436,303	0.0

585,283	S	Downey Savings &
		Loan Association
		Mortgage Loan
		Trust, 2.505%,
		07/19/44	451,024	0.0

EUR 414,404		European Loan
		Conduit, 1.570%,
		05/15/19	551,056	0.0

488,571		Federal Housing
		Administration,
		8.175%, 03/01/27	490,070	0.0

641,125	S	First Horizon
		Alternative
		Mortgage
		Securities, 2.381%,
		03/25/35	432,056	0.0
43,450,121	^,S	First Horizon
		Alternative
		Mortgage
		Securities, 4.514%,
		01/25/36	4,098,880	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
4,837,013	S	First Horizon
		Alternative
		Mortgage
		Securities, 5.687%,
		02/25/36	$4,459,003	0.1

689,108	S	GMAC Mortgage
		Corp. Loan Trust,
		5.151%, 11/19/35	595,725	0.0

43,797	S	Greenpoint
		Mortgage Funding
		Trust, 0.266%,
		01/25/47	41,207	0.0

200,000	S	Greenwich Capital
		Commercial
		Funding Corp.,
		4.799%, 08/10/42	213,848	0.0
1,900,000	S	Greenwich Capital
		Commercial
		Funding Corp.,
		5.444%, 03/10/39	2,040,784	0.1

2,098,888	S	GSR Mortgage
		Loan Trust,
		2.790%, 09/25/35	2,009,021	0.1
12,429	S	GSR Mortgage
		Loan Trust,
		6.000%, 03/25/32	13,039	0.0

4,020,269	S	Harborview
		Mortgage Loan
		Trust, 0.376%,
		01/19/38	2,542,575	0.1
3,880,152	S	Harborview
		Mortgage Loan
		Trust, 0.426%,
		03/19/36	2,305,125	0.1

167,638	S	JP Morgan
		Mortgage Trust,
		5.750%, 01/25/36	155,784	0.0

600,000	S	JPMorgan Chase
		Commercial
		Mortgage Securities
		Corp., 5.420%,
		01/15/49	644,163	0.0
1,300,000	S	JPMorgan Chase
		Commercial
		Mortgage Securities
		Corp., 5.882%,
		02/15/51	1,415,498	0.1

1,387,836	S	Merrill Lynch
		Mortgage Investors
		Trust, 0.396%,
		02/25/36	1,019,728	0.0

8,870,000	S	Merrill
		Lynch/Countrywide
		Commercial
		Mortgage Trust,
		5.378%, 08/12/48	9,377,770	0.3
2,700,000	S	Merrill
		Lynch/Countrywide
		Commercial
		Mortgage Trust,
		5.485%, 03/12/51	2,871,818	0.1

12,900,000	S	Merrill
		Lynch/Countrywide
		Commercial
		Mortgage Trust,
		6.164%, 08/12/49	$14,142,792	0.4

315,299	S	MLCC Mortgage
		Investors, Inc.,
		0.436%, 11/25/35	271,331	0.0

16,500,000	S	Morgan Stanley
		Capital I, 5.809%,
		12/12/49	18,130,832	0.5
3,900,000	S	Morgan Stanley
		Capital I, 6.074%,
		06/11/49	4,269,923	0.1

1,400,000	#,S	Morgan Stanley
		Reremic Trust,
		5.992%, 08/12/45	1,534,135	0.1

57,478	#,S	Nomura Asset
		Acceptance Corp.,
		7.000%, 02/19/30	57,711	0.0

5,000,000	#	RBSSP
		Resecuritization
		Trust, 0.444%,
		02/26/37	4,093,985	0.1

360,919	S	Residential Accredit
		Loans, Inc.,
		0.586%, 03/25/33	328,264	0.0
1,037,434	S	Residential Accredit
		Loans, Inc.,
		1.638%, 09/25/45	624,221	0.0

173,958	S	Residential Asset
		Securitization Trust,
		0.586%, 05/25/33	167,043	0.0

94,721	S	Sequoia Mortgage
		Trust, 0.536%,
		07/20/33	88,529	0.0

323,355	S	SLM Student Loan
		Trust, 0.574%,
		01/25/15	323,570	0.0
2,600,000	S	SLM Student Loan
		Trust, 0.774%,
		10/25/17	2,593,427	0.1
930,260	S	SLM Student Loan
		Trust, 0.954%,
		07/25/13	930,904	0.0
24,089,666	S	SLM Student Loan
		Trust, 1.774%,
		04/25/23	24,895,350	0.7
1,000,000	#,S	SLM Student Loan
		Trust, 2.837%,
		12/16/19	1,023,454	0.0

4,636,802		Structured
		Adjustable Rate
		Mortgage Loan
		Trust, 2.532%,
		04/25/35	3,596,496	0.1

3,432,754	S	Structured Asset
		Mortgage
		Investments, Inc.,
		0.406%, 05/25/36	1,919,018	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
1,480,726	S	Structured Asset
		Mortgage
		Investments, Inc.,
		0.436%, 07/19/35	$1,237,073	0.0

3,617,465	S	Thornburg
		Mortgage Securities
		Trust, 0.286%,
		03/25/37	3,477,140	0.1
2,514,194	S	Thornburg
		Mortgage Securities
		Trust, 0.296%,
		11/25/46	2,483,623	0.1

3,415,398	#,S	Wachovia Bank
		Commercial
		Mortgage Trust,
		0.277%, 09/15/21	3,295,228	0.1

63,163	S	WaMu Mortgage
		Pass Through
		Certificates,
		1.678%, 06/25/42	50,484	0.0
230,129	S	WaMu Mortgage
		Pass Through
		Certificates,
		2.859%, 10/25/46	168,437	0.0

71,495	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		1.678%, 08/25/42	62,579	0.0
3,400,648	S	Washington Mutual
		Mortgage Pass-
		through Certificates,
		2.859%, 08/25/46	2,540,085	0.1

7,306,951		Wells Fargo
		Mortgage Backed
		Securities Trust,
		2.756%, 03/25/36	6,239,588	0.2

195,020	S	Wells Fargo
		Mortgage-Backed
		Securities Trust,
		2.897%, 05/25/35	188,508	0.0

	Total Collateralized
	Mortgage Obligations
	(Cost $201,862,800)		207,175,706	6.0

MUNICIPAL BONDS: 4.0%
		Alaska: 0.2%
9,400,000	S	Northern Tobacco
		Securitization
		Corp., 5.000%,
		06/01/46	6,086,970	0.2

		California: 2.0%
4,500,000	S	Bay Area Toll
		Authority, 7.043%,
		04/01/50	4,919,040	0.2

1,200,000	S	California
		Infrastructure &
		Economic
		Development Bank,
		6.486%, 05/15/49	1,211,700	0.0

4,200,000	S	California State
		Public Works
		Board, 7.804%,
		03/01/35	$4,343,724	0.1

2,000,000	S	California State
		University, 6.484%,
		11/01/41	2,022,140	0.1

9,540,000		Long Beach Unified
		School District, –%,
		08/01/34	2,102,234	0.1

600,000		Los Angeles County
		Public Works
		Financing Authority,
		7.488%, 08/01/33	641,226	0.0
800,000		Los Angeles County
		Public Works
		Financing Authority,
		7.618%, 08/01/40	866,280	0.0

7,700,000		Los Angeles
		Department of
		Airports, 6.582%,
		05/15/39	8,193,724	0.2

6,700,000	S	Los Angeles Unified
		School District,
		4.500%, 07/01/22	6,955,069	0.2

21,000,000	S	Southern California
		Public Power
		Authority, 5.943%,
		07/01/40	20,965,350	0.6

1,200,000	S	State of California,
		5.650%, 04/01/39	1,278,252	0.0
700,000	S	State of California,
		7.500%, 04/01/34	797,944	0.0
1,300,000	S	State of California,
		7.550%, 04/01/39	1,494,610	0.1
2,700,000		State of California,
		7.600%, 11/01/40	3,118,176	0.1

1,800,000	S	Tobacco
		Securitization
		Authority of
		Southern
		California/CA,
		5.125%, 06/01/46	1,161,396	0.0

9,300,000	S	University of
		California, 6.270%,
		05/15/31	9,373,749	0.3
600,000		University of
		California, 6.398%,
		05/15/31	629,322	0.0
800,000		University of
		California, 6.548%,
		05/15/48	814,480	0.0

			70,888,416	2.0

		Connecticut: 0.3%
8,700,000	S	State of
		Connecticut,
		5.850%, 03/15/32	9,262,368	0.3

		Illinois: 0.4%
500,000	S	Chicago Transit
		Authority, 6.300%,
		12/01/21	536,705	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
		Illinois: (continued)
200,000	S	Chicago Transit
		Authority, 6.300%,
		12/01/21	$214,682	0.0
4,300,000	S	Chicago Transit
		Authority, 6.899%,
		12/01/40	4,574,168	0.1
2,500,000	S	Chicago Transit
		Authority, 6.899%,
		12/01/40	2,659,400	0.1

570,000	S	City of Chicago IL,
		5.000%, 01/01/35	547,172	0.0

3,400,000	S	State of Illinois,
		4.071%, 01/01/14	3,515,430	0.1
1,200,000	S	State of Illinois,
		6.725%, 04/01/35	1,229,352	0.1
1,000,000	S	State of Illinois,
		6.900%, 03/01/35	1,040,460	0.0

			14,317,369	0.4

		Nebraska: 0.1%
1,500,000	S	Public Power
		Generation Agency,
		7.242%, 01/01/41	1,567,605	0.1

		Nevada: 0.1%
2,300,000	S	County of Clark NV,
		6.820%, 07/01/45	2,522,134	0.1

		New Jersey: 0.3%
8,100,000	S	New Jersey
		Economic
		Development
		Authority, 1.247%,
		06/15/13	8,075,538	0.2

2,945,000		New Jersey State
		Turnpike Authority,
		7.102%, 01/01/41	3,437,051	0.1

			11,512,589	0.3

		New York: 0.4%
5,900,000		New York City
		Municipal Water
		Finance Authority,
		5.882%, 06/15/44	6,325,980	0.2
5,900,000		New York City
		Municipal Water
		Finance Authority,
		6.282%, 06/15/42	6,113,285	0.2

870,000	S	Tobacco Settlement
		Financing Corp.,
		5.875%, 05/15/39	838,210	0.0

			13,277,475	0.4

		Pennsylvania: 0.2%
2,700,000	S	Pennsylvania
		Economic
		Development
		Financing Authority,
		6.532%, 06/15/39	2,829,519	0.1

4,000,000	S	University of
		Pittsburgh, 5.000%,
		09/15/28	$4,246,480	0.1

			7,075,999	0.2

		Texas: 0.0%
1,300,000	S	Texas State
		Transportation
		Commission,
		5.178%, 04/01/30	1,334,242	0.0

		Washington: 0.0%
1,560,000	S	State of
		Washington, –%,
		12/01/20	1,118,957	0.0

	Total Municipal
	Bonds
	(Cost $135,060,088)		138,964,124	4.0

OTHER BONDS: 6.3%
		Foreign Government Bonds: 6.3%
EUR 1,100,000	#	Banco Nacional de
		Desenvolvimento
		Economico e
		Social, 4.125%,
		09/15/17	1,559,282	0.1

BRL 2,773,000		Brazil Notas do
		Tesouro Nacional
		Series F, 10.000%,
		01/01/12	1,756,133	0.1
BRL 56,500,000		Brazil Notas do
		Tesouro Nacional
		Series F, 10.000%,
		01/01/17	32,763,646	0.9

EUR 3,300,000		Bundesrepublik
		Deutschland,
		3.250%, 07/04/21	4,877,791	0.1

CAD 1,000,000	#	Canada Housing
		Trust, 3.950%,
		12/15/11	1,050,029	0.0

5,300,000		Canada Housing
		Trust, ,	5,634,612	0.2

CAD 4,500,000	#	Canada Housing
		Trust No 1, 2.750%,
		12/15/15	4,728,115	0.1
CAD 800,000	#	Canada Housing
		Trust No 1, 3.350%,
		12/15/20	826,154	0.0
CAD 5,300,000	#	Canada Housing
		Trust No 1, 4.550%,
		12/15/12	5,735,727	0.2
CAD 4,100,000	#	Canada Housing
		Trust No 1, 4.800%,
		06/15/12	4,390,692	0.1

CAD 5,200,000		Canadian
		Government Bond,
		1.750%, 03/01/13	5,414,049	0.2
CAD 4,600,000		Canadian
		Government Bond,
		2.000%, 12/01/14	4,774,137	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

OTHER BONDS: (continued)
		Foreign Government Bonds: (continued)
CAD 5,400,000		Canadian
		Government Bond,
		2.250%, 08/01/14	$5,659,348	0.2
CAD 9,300,000		Canadian
		Government Bond,
		2.500%, 09/01/13	9,820,326	0.3
CAD 5,700,000		Canadian
		Government Bond,
		2.000%, 08/01/13	5,959,040	0.2
CAD 1,300,000		Canadian
		Government Bond,
		3.000%, 12/01/15	1,391,591	0.0
CAD 200,000		Canadian
		Government Bond,
		4.500%, 06/01/15	226,029	0.0

2,400,000	#,S	Export-Import Bank
		of China, 4.875%,
		07/21/15	2,628,158	0.1

2,000,000		Federative Republic
		of Brazil, 12.500%,
		01/05/22	1,598,693	0.1

EUR 308,781		Italy Buoni
		Poliennali Del
		Tesoro, 2.100%,
		09/15/16	443,916	0.0
EUR 22,916,300		Italy Buoni
		Poliennali Del
		Tesoro, 2.100%,
		09/15/21	31,100,342	0.9

1,100,000	#,S	Korea Housing
		Finance Corp.,
		4.125%, 12/15/15	1,141,908	0.0

MXN 26,700,000		Mexican Bonos,
		6.000%, 06/18/15	2,284,433	0.1

750,000		Panama
		Government
		International Bond,
		8.875%, 09/30/27	1,066,875	0.0

4,900,000		Province of Ontario
		Canada, 1.375%,
		01/27/14	4,932,036	0.1
1,200,000		Province of Ontario
		Canada, 1.875%,
		09/15/15	1,200,181	0.0
CAD 600,000		Province of Ontario
		Canada, 4.200%,
		03/08/18	659,866	0.0
CAD 11,300,000		Province of Ontario
		Canada, 4.200%,
		06/02/20	12,154,486	0.4
CAD 2,000,000		Province of Ontario
		Canada, 4.300%,
		03/08/17	2,225,642	0.1
CAD 4,200,000		Province of Ontario
		Canada, 4.400%,
		06/02/19	4,623,723	0.1
CAD 2,000,000		Province of Ontario
		Canada, 4.600%,
		06/02/39	2,158,287	0.1
CAD 1,200,000		Province of Ontario
		Canada, 5.500%,
		06/02/18	1,412,963	0.0
CAD 7,200,000		Province of Ontario
		Canada, 6.500%,
		03/08/29	$9,578,699	0.3

200,000		Province of
		Quebec, 4.500%,
		12/01/16	224,451	0.0

CAD 200,000		Province of Quebec
		Canada, 4.500%,
		12/01/20	218,365	0.0

RUB 500,000		Russian Foreign
		Bond - Eurobond,
		3.625%, 04/29/15	516,250	0.0

4,000,000	#,S	Societe
		Financement de
		I’Economie
		Francaise, 0.476%,
		07/16/12	4,013,200	0.1

975,000		South Africa
		Government
		International Bond,
		5.875%, 05/30/22	1,081,031	0.0
180,000		South Africa
		Government
		International Bond,
		6.500%, 06/02/14	202,770	0.0

EUR 29,300,000		Spain Government
		Bond, 4.650%,
		07/30/25	38,295,905	1.1

	Total Other Bonds
	(Cost $208,598,389)		220,328,881	6.3

ASSET-BACKED SECURITIES: 2.6%
		Automobile Asset-Backed Securities: 0.0%
226,287	S	Ford Credit Auto
		Owner Trust,
		1.607%, 06/15/12	226,403	0.0

		Home Equity Asset-Backed Securities: 0.2%
4,700,000		Bear Stearns Asset
		Backed Securities
		Trust, 0.386%,
		12/25/36	2,763,130	0.1
5,700,000		Bear Stearns Asset
		Backed Securities
		Trust, 0.436%,
		04/25/37	1,775,342	0.1

160,681	S	MASTR Asset-
		Backed Securities
		Trust, 0.236%,
		11/25/36	63,943	0.0

279,774	S	New Century Home
		Equity Loan Trust,
		0.446%, 06/25/35	270,869	0.0

176,577	S	Renaissance Home
		Equity Loan Trust,
		0.626%, 08/25/33	163,049	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities:
		(continued)
100,858	S	Securitized Asset
		Backed
		Receivables LLC
		Trust, 0.266%,
		11/25/36	$32,764	0.0

			5,069,097	0.2

		Other Asset-Backed Securities: 2.4%
142,498	S	Bear Stearns Asset
		Backed Securities
		Trust, 0.266%,
		10/25/36	137,740	0.0
4,121,619	S	Bear Stearns Asset
		Backed Securities
		Trust, 3.148%,
		10/25/36	3,119,802	0.1

32,706	S	Credit-Based Asset
		Servicing and
		Securitization LLC,
		0.246%, 11/25/36	26,139	0.0

10,305	S	First Franklin
		Mortgage Loan
		Asset Backed
		Certificates,
		0.236%, 11/25/36	10,257	0.0

256,307	S	GSAMP Trust,
		0.256%, 12/25/36	176,495	0.0

16,833,276	#	Pacifica CDO Ltd.,
		0.534%, 01/26/20	16,178,798	0.5

363,943	S	Securitized Asset
		Backed
		Receivables LLC
		Trust, 0.246%,
		12/25/36	116,012	0.0

16,555,725	S	Small Business
		Administration,
		5.160%, 02/01/28	17,787,853	0.5
1,453,567	S	Small Business
		Administration,
		5.290%, 12/01/27	1,580,849	0.0
14,773,601	S	Small Business
		Administration,
		5.471%, 03/10/18	15,983,439	0.5
10,162,991	S	Small Business
		Administration,
		5.490%, 03/01/28	11,069,730	0.3
10,744,056	S	Small Business
		Administration,
		5.902%, 02/10/18	12,021,224	0.3

6,512,500		Soundview Home
		Equity Loan Trust,
		0.326%, 12/25/36	5,240,068	0.2

576,828	S	Specialty
		Underwriting &
		Residential
		Finance, 0.246%,
		01/25/38	522,167	0.0

79,110	S	Structured Asset
		Securities Corp.,
		0.236%, 10/25/36	$78,914	0.0

			84,049,487	2.4

	Total Asset-Backed
	Securities
	(Cost $86,787,428)		89,344,987	2.6

U.S. TREASURY OBLIGATIONS: 2.7%
		Treasury Inflation Indexed Protected
		Securities: 1.2%
5,582,512		1.750%, due
		1/15/2028	5,852,041	0.2
5,212,536	S	2.000%, due
		1/15/2026	5,703,656	0.2
5,965,800	S	2.375%, due
		1/15/2025	6,866,266	0.2
1,784,400	S	2.375%, due
		1/15/2027	2,038,120	0.0
14,979,822	S	2.500%, due
		1/15/2029	17,430,431	0.5
1,112,432	S	3.625%, due
		4/15/2028	1,466,933	0.0
2,052,150	S	3.875%, due
		4/15/2029	2,815,774	0.1

			42,173,221	1.2

		U.S. Treasury Notes: 1.5%
51,600,000	L	0.750%, due
		6/15/2014	51,547,626	1.5

	Total U.S. Treasury
	Obligations
	(Cost $93,641,214)		93,720,847	2.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.7%
		Federal Home Loan Mortgage Corporation:
		3.6%##
1,968,185	S	1.695%, due
		7/25/2044	1,923,827	0.1

677,464	S	6.500%, due
		2/25/2043	772,557	0.0

49,068	S	0.537%, due
		12/15/2029	49,093	0.0
1,014,166	S	1.484%, due
		10/25/2044	1,019,167	0.0
4,356,104	S	2.469%, due
		6/1/2035	4,578,803	0.1
31,866	S	2.479%, due
		6/1/2024	33,444	0.0
307,197	S	2.495%, due
		9/1/2035	319,416	0.0
48,652	S	2.505%, due
		11/1/2031	50,903	0.0
1,058,832	S	2.742%, due
		1/1/2029	1,117,097	0.1
99,911	S	3.500%, due
		7/15/2032	104,739	0.0
300,620	S	4.500%, due
		6/15/2017	303,337	0.0
979,956		4.500%, due
		10/1/2039	1,015,011	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation:
		(continued)
92,861		4.500%, due
		3/1/2041	$96,096	0.0
543,353	S	5.175%, due
		3/1/2035	582,604	0.0
78,354	S	5.500%, due
		3/15/2017	79,307	0.0
748,389	S	5.500%, due
		9/1/2019	812,289	0.0
511,866	S	5.500%, due
		3/1/2023	553,731	0.0
38,000,000	W	5.500%, due
		7/15/2034	41,051,894	1.2
4,757,515	S	5.500%, due
		7/1/2038	5,151,664	0.2
755,022		5.500%, due
		7/1/2039	817,574	0.0
527,853	S	6.000%, due
		1/1/2022	583,905	0.0
653,821	S	6.000%, due
		3/1/2022	723,249	0.0
1,613,908	S	6.000%, due
		10/1/2022	1,782,865	0.1
5,905,261	S	6.000%, due
		9/1/2027	6,492,483	0.2
88,129	S	6.000%, due
		5/1/2035	97,815	0.0
5,266,062	S	6.000%, due
		12/1/2037	5,797,127	0.2
398,268	S	6.000%, due
		12/1/2037	438,432	0.0
7,696,629	S	6.000%, due
		1/1/2038	8,472,809	0.3
6,566,064	S	6.000%, due
		1/1/2038	7,228,230	0.2
766,676	S	6.000%, due
		2/1/2038	843,993	0.0
215,811	S	6.000%, due
		8/1/2039	237,305	0.0
22,654	S	6.000%, due
		9/1/2039	24,910	0.0
29,992	S	6.500%, due
		7/1/2019	33,829	0.0
44,413	S	8.250%, due
		8/15/2021	51,025	0.0

29,000,000	W	4.500%, due
		8/15/2039	29,874,524	0.9

			123,115,054	3.6

		Federal National Mortgage Association:
		27.1%##
15,200,000	S	0.386%, due
		10/27/2037	15,105,011	0.5
107,780	S	0.686%, due
		3/25/2017	108,408	0.0
208,005	S	1.086%, due
		4/25/2032	210,577	0.0
172,542	S	1.478%, due
		8/1/2042	172,522	0.0
129,978	S	1.478%, due
		8/1/2042	129,899	0.0
168,800	S	1.478%, due
		10/1/2044	168,639	0.0
1,280,595	S	2.065%, due
		8/1/2035	$1,316,436	0.1
736,390	S	2.383%, due
		2/1/2034	771,991	0.0
1,223,992	S	2.442%, due
		10/1/2035	1,279,298	0.1
1,083,004	S	2.561%, due
		10/1/2035	1,138,775	0.0
3,553,847	S	2.663%, due
		11/1/2034	3,747,307	0.1
1,603,401	S	2.870%, due
		10/1/2035	1,682,953	0.1
55,365	S	3.428%, due
		5/1/2036	56,150	0.0
787,424		3.500%, due
		1/1/2026	803,217	0.0
716,620		3.500%, due
		1/1/2026	730,993	0.0
1,000,001		3.500%, due
		2/1/2026	1,020,058	0.0
999,999		3.500%, due
		2/1/2026	1,020,369	0.0
1,000,001		3.500%, due
		3/1/2026	1,020,370	0.0
874,110		3.500%, due
		3/1/2026	891,915	0.0
1,844,402		3.500%, due
		4/1/2026	1,881,971	0.1
155,596		3.500%, due
		5/1/2026	158,766	0.0
2,999,998		3.500%, due
		5/1/2026	3,061,106	0.1
1,123,436		3.500%, due
		5/1/2026	1,146,319	0.1
33,381		3.500%, due
		5/1/2026	34,061	0.0
2,212,575		3.500%, due
		5/1/2026	2,257,643	0.1
876,563		3.500%, due
		6/1/2026	894,418	0.0
999,999		3.500%, due
		6/1/2026	1,020,369	0.0
127,797		3.500%, due
		6/1/2026	130,400	0.0
248,094		3.500%, due
		6/1/2026	253,147	0.0
724,408		4.000%, due
		12/1/2013	740,911	0.0
117,760		4.000%, due
		4/1/2014	122,726	0.0
23,250		4.000%, due
		1/1/2015	23,973	0.0
19,635		4.000%, due
		6/1/2019	20,783	0.0
8,000,000	W	4.000%, due
		6/15/2020	8,345,720	0.3
25,667		4.000%, due
		6/1/2024	26,807	0.0
728,471		4.000%, due
		3/1/2025	760,610	0.0
5,768,413		4.000%, due
		3/1/2025	6,022,912	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
324,999		4.000%, due
		4/1/2025	$339,338	0.0
1,306,590		4.000%, due
		5/1/2025	1,364,236	0.1
19,151,745		4.000%, due
		5/1/2025	19,996,707	0.6
21,530		4.000%, due
		5/1/2025	22,480	0.0
144,324		4.000%, due
		6/1/2025	150,691	0.0
299,999		4.000%, due
		7/1/2025	313,235	0.0
200,001		4.000%, due
		7/1/2025	208,825	0.0
99,007		4.000%, due
		7/1/2025	103,375	0.0
115,398		4.000%, due
		7/1/2025	120,490	0.0
780,366		4.000%, due
		7/1/2025	814,795	0.0
76,975		4.000%, due
		8/1/2025	80,371	0.0
145,394		4.000%, due
		8/1/2025	151,809	0.0
152,064		4.000%, due
		10/1/2025	158,773	0.0
69,020		4.000%, due
		10/1/2025	72,065	0.0
111,290		4.000%, due
		11/1/2025	116,200	0.0
158,280		4.000%, due
		12/1/2025	165,263	0.0
4,834,948		4.000%, due
		12/1/2025	5,048,262	0.2
39,292		4.000%, due
		1/1/2026	41,025	0.0
131,655		4.000%, due
		1/1/2026	137,381	0.0
6,868,787		4.000%, due
		2/1/2026	7,167,541	0.2
65,520		4.000%, due
		2/1/2026	68,411	0.0
70,614		4.000%, due
		3/1/2026	73,686	0.0
135,161		4.000%, due
		3/1/2026	141,040	0.0
81,302		4.000%, due
		3/1/2026	84,839	0.0
576,750		4.000%, due
		3/1/2026	601,836	0.0
16,562,916		4.000%, due
		3/1/2026	17,293,661	0.5
223,927		4.000%, due
		4/1/2026	233,667	0.0
452,992		4.000%, due
		4/1/2026	472,694	0.0
206,614		4.000%, due
		5/1/2026	215,600	0.0
300,000		4.000%, due
		5/1/2026	313,048	0.0
34,212		4.000%, due
		5/1/2026	35,700	0.0
250,025		4.000%, due
		6/1/2026	$260,900	0.0
275,421		4.000%, due
		6/1/2026	287,400	0.0
492,470		4.000%, due
		6/1/2026	513,890	0.0
1,334,327		4.000%, due
		6/1/2026	1,392,363	0.1
498,591		4.000%, due
		7/1/2026	520,277	0.0
41,300,000		4.000%, due
		6/1/2041	41,371,193	1.2
25,847	S	4.500%, due
		4/25/2017	26,012	0.0
60,000,000	W	4.500%, due
		7/1/2025	63,618,720	1.8
147,200,000	W	4.500%, due
		7/15/2035	152,329,037	4.4
707,364		4.500%, due
		1/1/2039	733,331	0.0
378,399		4.500%, due
		2/1/2039	392,290	0.0
786,075	S	4.500%, due
		3/1/2039	815,667	0.0
1,722,948		4.500%, due
		3/1/2039	1,786,195	0.1
11,172,328		4.500%, due
		4/1/2039	11,592,923	0.4
474,209		4.500%, due
		5/1/2039	491,617	0.0
257,530		4.500%, due
		5/1/2039	266,984	0.0
3,946,092		4.500%, due
		7/1/2039	4,090,947	0.1
1,657,266		4.500%, due
		8/1/2039	1,718,102	0.1
85,175		4.500%, due
		8/1/2039	88,301	0.0
3,926,355		4.500%, due
		9/1/2039	4,070,486	0.1
1,706,108		4.500%, due
		10/1/2039	1,768,737	0.1
2,967,744		4.500%, due
		2/1/2040	3,075,758	0.1
515,822		4.500%, due
		2/1/2040	534,758	0.0
44,457		4.500%, due
		3/1/2040	46,075	0.0
2,939,231		4.500%, due
		6/1/2040	3,046,207	0.1
1,988,898		4.500%, due
		7/1/2040	2,061,287	0.1
2,990,724		4.500%, due
		8/1/2040	3,099,575	0.1
1,916,380		4.500%, due
		8/1/2040	1,986,128	0.1
1,991,919		4.500%, due
		8/1/2040	2,064,417	0.1
4,937,278		4.500%, due
		8/1/2040	5,116,976	0.2
997,218		4.500%, due
		8/1/2040	1,033,513	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
972,699		4.500%, due
		8/1/2040	$1,008,101	0.0
3,949,653		4.500%, due
		8/1/2040	4,093,405	0.1
38,554,804	S	4.500%, due
		9/1/2040	39,958,049	1.2
996,882		4.500%, due
		9/1/2040	1,033,165	0.0
994,858		4.500%, due
		9/1/2040	1,031,066	0.0
1,438,012		4.500%, due
		9/1/2040	1,490,350	0.1
2,991,004		4.500%, due
		9/1/2040	3,099,865	0.1
2,990,984		4.500%, due
		10/1/2040	3,099,844	0.1
1,984,344		4.500%, due
		10/1/2040	2,056,566	0.1
991,133		4.500%, due
		10/1/2040	1,027,206	0.0
997,189		4.500%, due
		10/1/2040	1,033,483	0.0
4,551,993		4.500%, due
		11/1/2040	4,717,667	0.2
3,955,133		4.500%, due
		12/1/2040	4,099,084	0.1
997,351		4.500%, due
		1/1/2041	1,033,651	0.0
2,967,771		4.500%, due
		1/1/2041	3,075,786	0.1
1,994,004		4.500%, due
		2/1/2041	2,066,733	0.1
987,415		4.500%, due
		2/1/2041	1,023,353	0.0
3,962,163		4.500%, due
		2/1/2041	4,106,371	0.1
1,992,431		4.500%, due
		3/1/2041	2,064,947	0.1
1,993,906		4.500%, due
		3/1/2041	2,066,632	0.1
1,988,993		4.500%, due
		3/1/2041	2,061,385	0.1
1,989,363		4.500%, due
		3/1/2041	2,061,923	0.1
746,818		4.500%, due
		3/1/2041	774,057	0.0
2,991,315		4.500%, due
		3/1/2041	3,100,421	0.1
9,911,558		4.500%, due
		3/1/2041	10,272,300	0.3
1,985,802		4.500%, due
		4/1/2041	2,058,077	0.1
6,977,642		4.500%, due
		4/1/2041	7,232,146	0.2
1,701,587		4.500%, due
		4/1/2041	1,763,519	0.1
1,549,725		4.500%, due
		4/1/2041	1,606,250	0.1
19,228,569		4.500%, due
		4/1/2041	19,929,917	0.6
1,994,784		4.500%, due
		4/1/2041	2,067,542	0.1

2,989,679		4.500%, due
		4/1/2041	$3,098,725	0.1
1,720,585		4.500%, due
		4/1/2041	1,783,342	0.1
3,444,951		4.500%, due
		5/1/2041	3,570,603	0.1
4,010,409		4.500%, due
		5/1/2041	4,156,686	0.1
10,305,914		4.500%, due
		5/1/2041	10,681,815	0.3
453,995	S	4.547%, due
		12/1/2036	474,845	0.0
1,196,679	S	4.994%, due
		9/1/2034	1,254,580	0.1
3,239	S	5.000%, due
		1/25/2017	3,238	0.0
927,800		5.000%, due
		2/1/2034	991,735	0.0
1,913,559		5.000%, due
		3/1/2034	2,045,425	0.1
18,209,544		5.000%, due
		6/1/2034	19,455,852	0.6
5,032,427		5.000%, due
		3/1/2035	5,376,859	0.2
164,355		5.000%, due
		11/1/2036	175,091	0.0
24,000,000	W	5.000%, due
		7/1/2037	25,503,744	0.8
6,000,000	W	5.500%, due
		7/1/2022	6,503,436	0.2
687,823	S	5.500%, due
		6/1/2023	751,168	0.0
1,093,221	S	5.500%, due
		2/1/2024	1,192,807	0.1
55,123	S	5.500%, due
		1/1/2032	60,034	0.0
340,386	S	5.500%, due
		10/1/2033	370,714	0.0
241,496	S	5.500%, due
		10/1/2033	263,012	0.0
152,871	S	5.500%, due
		11/1/2033	166,492	0.0
9,543	S	5.500%, due
		11/1/2033	10,393	0.0
171,928	S	5.500%, due
		11/1/2033	187,247	0.0
99,608	S	5.500%, due
		11/1/2033	108,483	0.0
2,285,944	S	5.500%, due
		12/1/2033	2,489,617	0.1
250,469	S	5.500%, due
		12/1/2033	272,785	0.0
1,276,259	S	5.500%, due
		12/1/2033	1,389,970	0.1
323,209	S	5.500%, due
		12/1/2033	352,006	0.0
15,134	S	5.500%, due
		12/1/2033	16,483	0.0
219,865	S	5.500%, due
		12/1/2033	239,455	0.0
242,723	S	5.500%, due
		1/1/2034	264,349	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
126,200	S	5.500%, due
		1/1/2034	$137,366	0.0
270,174	S	5.500%, due
		1/1/2034	294,077	0.0
8,000,000		5.500%, due
		7/15/2034	8,651,248	0.3
688,127	S	5.500%, due
		11/1/2034	749,008	0.0
362,605	S	5.500%, due
		11/1/2034	394,799	0.0
88,630	S	5.500%, due
		1/1/2035	96,471	0.0
209,023	S	5.500%, due
		1/1/2035	227,526	0.0
133,214	S	5.500%, due
		2/1/2035	144,875	0.0
19,847,131	S	5.500%, due
		2/1/2035	21,603,062	0.6
393,150	S	5.500%, due
		3/1/2035	427,994	0.0
15,809	S	5.500%, due
		2/1/2036	17,193	0.0
346,563		5.500%, due
		4/1/2036	375,871	0.0
355,655	S	5.500%, due
		5/1/2036	385,732	0.0
13,113,396	S	5.500%, due
		7/1/2036	14,273,575	0.4
658,258	S	5.500%, due
		9/1/2036	716,907	0.0
109,725	S	5.500%, due
		11/1/2036	119,004	0.0
141,888	S	5.500%, due
		11/1/2036	153,887	0.0
107,877	S	5.500%, due
		12/1/2036	116,999	0.0
255,890		5.500%, due
		12/1/2036	277,529	0.0
135,478	S	5.500%, due
		12/1/2036	146,935	0.0
826,799	S	5.500%, due
		1/1/2037	896,719	0.0
205,076	S	5.500%, due
		1/1/2037	222,418	0.0
1,416,800	S	5.500%, due
		1/1/2037	1,535,064	0.1
177,348		5.500%, due
		4/1/2037	192,151	0.0
362,031		5.500%, due
		7/1/2037	392,250	0.0
88,208		5.500%, due
		7/1/2037	95,571	0.0
164,579		5.500%, due
		8/1/2037	178,317	0.0
635,383		5.500%, due
		12/1/2037	688,420	0.0
4,672,687	S	5.500%, due
		3/1/2038	5,084,632	0.2
149,918		5.500%, due
		6/1/2038	162,596	0.0
90,130		5.500%, due
		9/1/2039	97,752	0.0
216,205		5.500%, due
		5/1/2040	$234,050	0.0
331,951		5.500%, due
		6/1/2040	359,348	0.0
211,570	S	6.000%, due
		9/1/2021	229,856	0.0
1,847,656	S	6.000%, due
		6/1/2022	2,041,315	0.1
194,725	S	6.000%, due
		9/1/2022	215,135	0.0
208,231	S	6.000%, due
		10/1/2022	230,056	0.0
425,007	S	6.000%, due
		1/1/2023	469,553	0.0
11,429	S	6.000%, due
		3/1/2024	12,684	0.0
5,165,300	S	6.000%, due
		12/1/2026	5,665,370	0.2
4,506,136	S	6.000%, due
		8/1/2027	4,954,933	0.2
5,490,064	S	6.000%, due
		9/1/2027	6,036,857	0.2
5,653,683	S	6.000%, due
		10/1/2027	6,216,771	0.2
10,646,257	S	6.000%, due
		11/1/2027	11,706,590	0.4
803,920	S	6.000%, due
		11/1/2028	891,901	0.0
3,880	S	6.000%, due
		4/1/2031	4,305	0.0
4,049	S	6.000%, due
		1/1/2032	4,492	0.0
10,543	S	6.000%, due
		11/1/2032	11,696	0.0
735,398	S	6.000%, due
		1/1/2033	807,564	0.0
41,152	S	6.000%, due
		9/1/2033	45,656	0.0
9,641	S	6.000%, due
		1/1/2034	10,696	0.0
9,427	S	6.000%, due
		2/1/2034	10,459	0.0
112,455	S	6.000%, due
		5/1/2035	124,129	0.0
87,193	S	6.000%, due
		7/1/2035	96,245	0.0
91,693	S	6.000%, due
		7/1/2035	101,212	0.0
5,562	S	6.000%, due
		10/1/2035	6,139	0.0
759,462	S	6.000%, due
		12/1/2035	838,306	0.0
3,856,496	S	6.000%, due
		12/1/2035	4,256,860	0.1
841,445	S	6.000%, due
		2/1/2036	927,486	0.0
19,783	S	6.000%, due
		2/1/2036	21,806	0.0
16,267	S	6.000%, due
		2/1/2036	17,931	0.0
764,169	S	6.000%, due
		3/1/2036	842,308	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
335,121	S	6.000%, due
		4/1/2036	$369,388	0.0
374,288	S	6.000%, due
		5/1/2036	412,560	0.0
222,507	S	6.000%, due
		5/1/2036	245,259	0.0
495,788	S	6.000%, due
		6/1/2036	546,484	0.0
161,230	S	6.000%, due
		7/1/2036	177,716	0.0
1,556,305	S	6.000%, due
		7/1/2036	1,717,873	0.1
127,335	S	6.000%, due
		7/1/2036	140,356	0.0
196,121	S	6.000%, due
		7/1/2036	216,175	0.0
17,073	S	6.000%, due
		7/1/2036	18,819	0.0
8,541,701	S	6.000%, due
		8/1/2036	9,415,115	0.3
65,300	S	6.000%, due
		8/1/2036	71,977	0.0
68,566	S	6.000%, due
		8/1/2036	75,577	0.0
594,223	S	6.000%, due
		8/1/2036	654,985	0.0
705,620	S	6.000%, due
		8/1/2036	777,772	0.0
203,116	S	6.000%, due
		8/1/2036	223,885	0.0
70,066	S	6.000%, due
		9/1/2036	77,230	0.0
351,617	S	6.000%, due
		9/1/2036	387,571	0.0
129,243	S	6.000%, due
		9/1/2036	142,458	0.0
332,502	S	6.000%, due
		9/1/2036	366,501	0.0
340,322	S	6.000%, due
		9/1/2036	375,121	0.0
52,041	S	6.000%, due
		9/1/2036	57,362	0.0
130,087	S	6.000%, due
		9/1/2036	143,389	0.0
280,853	S	6.000%, due
		9/1/2036	311,589	0.0
27,172	S	6.000%, due
		9/1/2036	29,950	0.0
145,422	S	6.000%, due
		9/1/2036	161,337	0.0
199,650	S	6.000%, due
		10/1/2036	220,065	0.0
111,313	S	6.000%, due
		10/1/2036	122,695	0.0
49,018	S	6.000%, due
		10/1/2036	54,030	0.0
220,697	S	6.000%, due
		10/1/2036	243,264	0.0
2,148,161	S	6.000%, due
		10/1/2036	2,367,817	0.1
261,260	S	6.000%, due
		10/1/2036	287,975	0.0
297,872	S	6.000%, due
		10/1/2036	$328,330	0.0
15,780	S	6.000%, due
		10/1/2036	17,394	0.0
20,900	S	6.000%, due
		10/1/2036	23,037	0.0
1,017,995	S	6.000%, due
		10/1/2036	1,122,089	0.0
169,399	S	6.000%, due
		10/1/2036	186,720	0.0
115,593	S	6.000%, due
		10/1/2036	127,413	0.0
114,849	S	6.000%, due
		11/1/2036	126,593	0.0
160,177	S	6.000%, due
		11/1/2036	176,556	0.0
16,570	S	6.000%, due
		11/1/2036	18,294	0.0
214,471	S	6.000%, due
		11/1/2036	236,401	0.0
205,456	S	6.000%, due
		11/1/2036	226,464	0.0
29,387	S	6.000%, due
		12/1/2036	32,392	0.0
347,381	S	6.000%, due
		12/1/2036	382,902	0.0
74,337	S	6.000%, due
		12/1/2036	81,939	0.0
426,609	S	6.000%, due
		12/1/2036	470,231	0.0
1,023,818	S	6.000%, due
		12/1/2036	1,128,507	0.0
375,243	S	6.000%, due
		12/1/2036	413,612	0.0
734,611	S	6.000%, due
		1/1/2037	809,728	0.0
161,269	S	6.000%, due
		1/1/2037	177,759	0.0
13,692	S	6.000%, due
		1/1/2037	15,096	0.0
123,104	S	6.000%, due
		1/1/2037	135,692	0.0
61,677	S	6.000%, due
		1/1/2037	68,003	0.0
816,824	S	6.000%, due
		1/1/2037	900,346	0.0
397,071	S	6.000%, due
		2/1/2037	436,928	0.0
2,077,994	S	6.000%, due
		2/1/2037	2,290,476	0.1
281,716	S	6.000%, due
		2/1/2037	310,522	0.0
366,699	S	6.000%, due
		2/1/2037	403,508	0.0
90,542	S	6.000%, due
		3/1/2037	99,631	0.0
222,642	S	6.000%, due
		3/1/2037	244,990	0.0
649,106	S	6.000%, due
		3/1/2037	715,479	0.0
188,669	S	6.000%, due
		3/1/2037	207,607	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
11,432	S	6.000%, due
		3/1/2037	$12,580	0.0
526,533	S	6.000%, due
		4/1/2037	579,386	0.0
693,815	S	6.000%, due
		4/1/2037	763,459	0.0
685,945	S	6.000%, due
		4/1/2037	754,799	0.0
19,214	S	6.000%, due
		4/1/2037	21,179	0.0
14,011	S	6.000%, due
		4/1/2037	15,448	0.0
347,904	S	6.000%, due
		4/1/2037	382,826	0.0
619,836	S	6.000%, due
		4/1/2037	682,054	0.0
330,677	S	6.000%, due
		4/1/2037	363,869	0.0
13,486	S	6.000%, due
		4/1/2037	14,840	0.0
25,740	S	6.000%, due
		4/1/2037	28,324	0.0
27,580	S	6.000%, due
		4/1/2037	30,411	0.0
377,094	S	6.000%, due
		4/1/2037	414,946	0.0
61,773	S	6.000%, due
		4/1/2037	67,974	0.0
125,866	S	6.000%, due
		4/1/2037	138,500	0.0
33,089	S	6.000%, due
		4/1/2037	36,411	0.0
2,189,358	S	6.000%, due
		4/1/2037	2,409,122	0.1
269,291	S	6.000%, due
		4/1/2037	296,321	0.0
342,701	S	6.000%, due
		4/1/2037	377,100	0.0
757,174	S	6.000%, due
		4/1/2037	833,177	0.0
1,082,708	S	6.000%, due
		4/1/2037	1,193,419	0.1
268,742	S	6.000%, due
		4/1/2037	295,718	0.0
496,601	S	6.000%, due
		5/1/2037	546,449	0.0
371,796	S	6.000%, due
		5/1/2037	409,116	0.0
278,733	S	6.000%, due
		5/1/2037	306,712	0.0
306,787	S	6.000%, due
		5/1/2037	337,582	0.0
573,933	S	6.000%, due
		5/1/2037	631,543	0.0
1,225,701	S	6.000%, due
		5/1/2037	1,348,735	0.1
463,588	S	6.000%, due
		5/1/2037	511,136	0.0
491,156	S	6.000%, due
		5/1/2037	541,532	0.0
12,273	S	6.000%, due
		5/1/2037	13,505	0.0
364,233	S	6.000%, due
		5/1/2037	$401,477	0.0
116,731	S	6.000%, due
		5/1/2037	128,448	0.0
9,975	S	6.000%, due
		5/1/2037	10,976	0.0
83,460	S	6.000%, due
		5/1/2037	91,838	0.0
62,796	S	6.000%, due
		5/1/2037	69,100	0.0
54,490	S	6.000%, due
		6/1/2037	59,959	0.0
92,325	S	6.000%, due
		6/1/2037	101,592	0.0
4,073,110	S	6.000%, due
		6/1/2037	4,481,961	0.1
45,529	S	6.000%, due
		6/1/2037	50,099	0.0
258,271	S	6.000%, due
		6/1/2037	284,761	0.0
151,879	S	6.000%, due
		6/1/2037	167,124	0.0
300,589	S	6.000%, due
		6/1/2037	330,761	0.0
42,217		6.000%, due
		6/1/2037	46,454	0.0
400,364	S	6.000%, due
		6/1/2037	440,551	0.0
339,190	S	6.000%, due
		6/1/2037	373,979	0.0
525,962	S	6.000%, due
		6/1/2037	578,757	0.0
68,048	S	6.000%, due
		6/1/2037	74,878	0.0
442,561	S	6.000%, due
		6/1/2037	486,985	0.0
118,105	S	6.000%, due
		6/1/2037	129,961	0.0
468,245	S	6.000%, due
		6/1/2037	516,124	0.0
331,142	S	6.000%, due
		7/1/2037	364,381	0.0
110,766	S	6.000%, due
		7/1/2037	122,127	0.0
10,512	S	6.000%, due
		7/1/2037	11,567	0.0
121,588	S	6.000%, due
		7/1/2037	133,793	0.0
62,319		6.000%, due
		7/1/2037	68,575	0.0
131,834	S	6.000%, due
		7/1/2037	145,067	0.0
197,492	S	6.000%, due
		7/1/2037	218,550	0.0
76,745	S	6.000%, due
		7/1/2037	84,448	0.0
67,844	S	6.000%, due
		7/1/2037	74,782	0.0
84,594	S	6.000%, due
		7/1/2037	93,086	0.0
159,883		6.000%, due
		7/1/2037	176,281	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
324,049	S	6.000%, due
		7/1/2037	$356,576	0.0
217,877	S	6.000%, due
		7/1/2037	239,747	0.0
206,579	S	6.000%, due
		7/1/2037	229,187	0.0
280,756	S	6.000%, due
		7/1/2037	308,937	0.0
1,197,138	S	6.000%, due
		7/1/2037	1,317,304	0.1
35,633	S	6.000%, due
		7/1/2037	39,210	0.0
12,263	S	6.000%, due
		7/1/2037	13,494	0.0
1,725,186	S	6.000%, due
		7/1/2037	1,898,357	0.1
567,249	S	6.000%, due
		7/1/2037	624,188	0.0
55,000,000	W	6.000%, due
		7/1/2037	60,422,670	1.8
866,482	S	6.000%, due
		7/1/2037	953,458	0.0
958,693	S	6.000%, due
		7/1/2037	1,054,925	0.0
555,510	S	6.000%, due
		7/1/2037	611,271	0.0
252,646	S	6.000%, due
		8/1/2037	278,006	0.0
358,359	S	6.000%, due
		8/1/2037	394,330	0.0
177,504	S	6.000%, due
		8/1/2037	195,321	0.0
210,201	S	6.000%, due
		8/1/2037	231,300	0.0
880,004	S	6.000%, due
		8/1/2037	968,337	0.0
701,064	S	6.000%, due
		8/1/2037	772,969	0.0
361,661		6.000%, due
		8/1/2037	397,964	0.0
1,015,479	S	6.000%, due
		8/1/2037	1,117,410	0.0
55,490	S	6.000%, due
		8/1/2037	61,060	0.0
1,332,796	S	6.000%, due
		8/1/2037	1,466,579	0.1
1,055,948		6.000%, due
		8/1/2037	1,161,942	0.1
175,782	S	6.000%, due
		8/1/2037	193,427	0.0
1,315,313	S	6.000%, due
		8/1/2037	1,450,219	0.1
379,852	S	6.000%, due
		9/1/2037	417,981	0.0
848,166		6.000%, due
		9/1/2037	933,304	0.0
166,755	S	6.000%, due
		9/1/2037	183,493	0.0
86,223		6.000%, due
		9/1/2037	94,878	0.0
3,094,827	S	6.000%, due
		9/1/2037	3,405,480	0.1
348,796	S	6.000%, due
		9/1/2037	$383,807	0.0
699,711		6.000%, due
		9/1/2037	769,947	0.0
816,925		6.000%, due
		9/1/2037	898,926	0.0
438,825	S	6.000%, due
		9/1/2037	482,873	0.0
218,495	S	6.000%, due
		9/1/2037	240,427	0.0
31,543		6.000%, due
		9/1/2037	34,709	0.0
369,030	S	6.000%, due
		9/1/2037	406,764	0.0
452,391		6.000%, due
		9/1/2037	497,801	0.0
232,311	S	6.000%, due
		9/1/2037	255,630	0.0
6,334,280		6.000%, due
		9/1/2037	6,970,102	0.2
211,784		6.000%, due
		10/1/2037	233,042	0.0
62,799	S	6.000%, due
		10/1/2037	69,103	0.0
119,298	S	6.000%, due
		10/1/2037	131,273	0.0
386,559	S	6.000%, due
		10/1/2037	425,361	0.0
270,915	S	6.000%, due
		10/1/2037	298,109	0.0
26,287		6.000%, due
		10/1/2037	28,925	0.0
1,626,262		6.000%, due
		10/1/2037	1,789,503	0.1
274,913	S	6.000%, due
		10/1/2037	302,509	0.0
724,821		6.000%, due
		10/1/2037	797,577	0.0
613,767	S	6.000%, due
		12/1/2037	677,246	0.0
208,759	S	6.000%, due
		12/1/2037	231,605	0.0
1,211,570	S	6.000%, due
		2/1/2038	1,333,185	0.1
294,591	S	6.000%, due
		2/1/2038	324,161	0.0
16,799	S	6.000%, due
		3/1/2038	18,485	0.0
41,911		6.000%, due
		3/1/2038	46,118	0.0
523,132		6.000%, due
		4/1/2038	575,643	0.0
486,284		6.000%, due
		7/1/2038	534,641	0.0
396,477		6.000%, due
		7/1/2038	435,902	0.0
917,192		6.000%, due
		7/1/2038	1,008,398	0.0
134,103		6.000%, due
		7/1/2038	147,438	0.0
467,374		6.000%, due
		7/1/2038	513,850	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
497,226		6.000%, due
		8/1/2038	$548,224	0.0
279,640		6.000%, due
		8/1/2038	307,447	0.0
225,355		6.000%, due
		8/1/2038	247,765	0.0
337,738	S	6.000%, due
		9/1/2038	371,639	0.0
368,735		6.000%, due
		9/1/2038	405,402	0.0
154,976	S	6.000%, due
		9/1/2038	170,533	0.0
887,809		6.000%, due
		9/1/2038	976,093	0.0
142,766		6.000%, due
		9/1/2038	156,963	0.0
760,855		6.000%, due
		9/1/2038	836,515	0.0
130,279		6.000%, due
		9/1/2038	143,234	0.0
2,561,671		6.000%, due
		9/1/2038	2,816,405	0.1
24,513		6.000%, due
		10/1/2038	26,951	0.0
39,507		6.000%, due
		10/1/2038	43,436	0.0
52,823		6.000%, due
		10/1/2038	58,076	0.0
621,448		6.000%, due
		10/1/2038	683,245	0.0
911,795		6.000%, due
		10/1/2038	1,002,464	0.0
26,594		6.000%, due
		10/1/2038	29,239	0.0
222,180		6.000%, due
		10/1/2038	244,274	0.0
100,749		6.000%, due
		10/1/2038	110,767	0.0
1,598,547		6.000%, due
		11/1/2038	1,757,507	0.1
819,194		6.000%, due
		11/1/2038	900,656	0.0
96,190		6.000%, due
		11/1/2038	105,755	0.0
32,958		6.000%, due
		11/1/2038	36,236	0.0
29,325		6.000%, due
		11/1/2038	32,241	0.0
397,648		6.000%, due
		12/1/2038	437,190	0.0
1,196,999	S	6.000%, due
		12/1/2038	1,318,010	0.1
845,972		6.000%, due
		12/1/2038	930,096	0.0
350,380	S	6.000%, due
		8/1/2039	385,551	0.0
875,270		6.000%, due
		9/1/2039	963,128	0.0
803,483		6.000%, due
		12/1/2039	884,135	0.0
784,170		6.000%, due
		9/1/2040	862,148	0.0
1,985	S	6.500%, due
		11/1/2015	$2,140	0.0
33,728	S	6.500%, due
		9/1/2016	36,941	0.0
7,227	S	6.500%, due
		2/1/2017	7,915	0.0
6,135	S	6.500%, due
		2/1/2017	6,719	0.0
5,720	S	6.500%, due
		2/1/2017	6,264	0.0
4,365	S	6.500%, due
		3/1/2017	4,781	0.0
41,994	S	6.500%, due
		4/1/2017	45,994	0.0
898	S	6.500%, due
		6/1/2029	1,022	0.0
67,779	S	6.500%, due
		4/1/2032	77,145	0.0
31,881	S	6.500%, due
		3/1/2038	36,446	0.0
3,742,763	S	6.500%, due
		6/17/2038	3,921,236	0.1

1,000,000	W	6.000%, due
		4/15/2038	1,098,438	0.0

			942,852,448	27.1

		Government National Mortgage Association:
		0.0%
228,116	S	2.125%, due
		10/20/2029	235,280	0.0
227,683	S	2.375%, due
		1/20/2027	235,687	0.0
286,057	S	2.625%, due
		8/20/2027	296,685	0.0

			767,652	0.0

	Total U.S.
	Government Agency
	Obligations
	(Cost $1,050,947,072)		1,066,735,154	30.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: –%
		Consumer Discretionary: –%
192,000	X	General Motors Co.	–	–

	Total Common Stock
	(Cost $0)		–	–

PREFERRED STOCK: 1.2%
		Financials: 1.2%
94,400	S	American
		International Group,
		Inc.	164,256	0.0

39,000	S	Wells Fargo & Co.	41,340,000	1.2

	Total Preferred Stock
	(Cost $31,246,538)		41,504,256	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures
		Contracts: 0.0%
420	@	90-Day Eurodollar
		December Futures,
		Strike @ 96.750,
		Exp. 12/19/11
		Counterparty: 90-
		Day Eurodollar
		December Futures	$2,625	0.0

2,330	@	90-Day Eurodollar
		December Futures,
		Strike @ 96.500,
		Exp. 12/19/11
		Counterparty: 90-
		Day Eurodollar
		December Futures	14,562	0.0

735	@	90-Day Eurodollar
		September Futures,
		Strike @ 96.750,
		Exp. 09/19/11
		Counterparty: 90-
		Day Eurodollar
		September Futures	4,594	0.0

420	@	90-Day Eurodollar
		September Futures,
		Strike @ 97.000,
		Exp. 09/19/11
		Counterparty: 90-
		Day Eurodollar
		September Futures	2,625	0.0

11,889	@	90-Day Eurodollar
		September Futures,
		Strike @ 93.000,
		Exp. 09/17/12
		Counterparty: 90-
		Day Eurodollar
		September Futures	74,306	0.0

1,260	@	90-Day Eurodollar
		September Futures,
		Strike @ 97.250,
		Exp. 09/19/11
		Counterparty: 90-
		Day Eurodollar
		September Futures	7,875	0.0

			106,587	0.0

		Options on Interest Rate Swaptions: 0.0%
50,300,000	@	Put OTC Swaption,
		Strike @ 0.013,
		Exp. 04/30/12
		Counterparty: Put
		OTC Swaption	267,237	0.0

	Total Purchased
	Options
	(Cost $336,472)		373,824	0.0

	Total Long-Term
	Investments
	(Cost
	$2,957,366,324)		3,086,506,243	88.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 23.9%
		U.S. Government Agency Obligations: 3.0%
41,600,000	Z	Fannie Mae
		Discount Notes,
		0.080%, 12/07/11	$41,585,315	1.2
8,300,000	Z	Fannie Mae
		Discount Notes,
		0.020%, 09/14/11	8,299,651	0.2
29,250,000	Z	Fannie Mae
		Discount Notes,
		0.020%, 09/07/11	29,248,889	0.9

3,200,000	Z	Federal Home Loan
		Bank Discount
		Notes, 0.020%,
		09/21/11	3,199,853	0.1
15,300,000	Z	Federal Home Loan
		Bank Discount
		Notes, 0.020%,
		09/07/11	15,299,419	0.4
2,900,000	Z	Federal Home Loan
		Bank Discount
		Notes, 0.020%,
		09/09/11	2,899,887	0.1

3,600,000	Z	Freddie Mac
		Discount Notes,
		0.020%, 09/12/11	3,599,852	0.1

			104,132,866	3.0

		Certificates of Deposit: 0.1%
3,100,000		Itaù Unibanco,
		1.300%, 12/05/11
		(Cost $3,080,609)	3,082,268	0.1

		Foreign Government Bonds: 18.9%
12,500,000	#,Z	Banco Santander
		Brazil SA/Cayman
		Islands, 1.200%,
		07/13/11	12,505,061	0.4

15,800,000		Industrial &
		Commercial Bank
		of China Ltd./New
		York, 0.550%,
		07/11/11	15,801,539	0.5

12,800,000		Itaù Unibanco,
		1.050%, 07/11/11	12,795,891	0.4

JPY 36,390,000,000		Japan Treasury
		Discount Bill,
		0.110%, 07/25/11	451,987,879	13.0
JPY 440,000,000		Japan Treasury
		Discount Bill,
		0.110%, 08/01/11	5,464,977	0.2
JPY 960,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 07/19/11	11,924,170	0.3
JPY 3,710,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 08/15/11	46,078,117	1.3
JPY 1,800,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 08/22/11	22,355,518	0.6
JPY 2,800,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 08/08/11	34,776,624	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Foreign Government Bonds: (continued)
JPY 2,380,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 09/26/11	$29,556,907	0.8
JPY 1,120,000,000	Z	Japan Treasury
		Discount Bill,
		0.100%, 09/05/11	13,909,787	0.4

			657,156,470	18.9

Shares			Value	Percentage of Net Assets

		Securities Lending Collateralcc: 1.9%
66,886,401		BNY Mellon
		Overnight
		Government Fund (1)	66,886,401	1.9

2,280,616	R	BNY Institutional
		Cash Reserves
		Fund, Series B(1)(2)	1,824,493	0.0

		Total Securities
		Lending Collateral
		(Cost $69,167,017)	68,710,894	1.9

		Total Short-Term
		Investments
		(Cost $833,471,521)	833,082,498	23.9

		Total Investments in
		Securities
		(Cost $3,790,837,845)*	$3,919,588,741	112.7
		Liabilities in Excess
		of Other Assets	(441,611,092)	(12.7)

		Net Assets	$3,477,977,649	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SGD	Singapore Dollar

*	Cost for federal income tax purposes is $3,791,022,438.

               Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$167,926,409
Gross Unrealized Depreciation	(39,360,106)

Net Unrealized appreciation	$128,566,303

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$–	$–	$–	$–

Total Common Stock	–	–	–	–

Preferred Stock	41,340,000	164,256	–	41,504,256
Purchased Options	106,587	267,237	–	373,824
Corporate Bonds/Notes	–	1,219,766,740	8,591,724	1,228,358,464
Collateralized Mortgage Obligations	–	207,175,706	–	207,175,706
Municipal Bonds	–	138,964,124	–	138,964,124
Other Bonds	–	216,315,681	4,013,200	220,328,881
Short-Term Investments	66,886,401	764,371,604	1,824,493	833,082,498
U.S. Treasury Obligations	–	93,720,847	–	93,720,847
U.S. Government Agency Obligations	–	1,066,735,154	–	1,066,735,154
Asset-Backed Securities	–	89,344,987	–	89,344,987

Total Investments, at value	$108,332,988	$3,796,826,336	$14,429,417	$3,919,588,741

Other Financial Instruments+
Futures	11,756,289	–	–	11,756,289
Swaps	–	17,909,373	–	17,909,373
Forward Foreign Currency Contracts	–	9,736,532	–	9,736,532

Total Assets	$120,089,277	$3,824,472,241	$14,429,417	$3,958,990,935

Liabilities Table
Other Financial Instruments+
Sales Commitments	$–	$(144,212,173)	$–	$(144,212,173)
Written Options	(224,585)	(4,663,036)	–	(4,887,621)
Futures	(1,438,017)	–	–	(1,438,017)
Swaps	–	(12,026,428)	–	(12,026,428)
Forward Foreign Currency Contracts	–	(14,651,204)	–	(14,651,204)

Total Liabilities	$(1,662,602)	$(175,552,841)	$–	$(177,215,443)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	2,620,000	Buy	07/18/11	$3,737,954	$3,797,432	$59,478
Barclays Bank PLC	Singapore Dollar	900,000	Buy	09/09/11	703,909	732,788	28,879
Barclays Bank PLC	South African Rand	4,560,900	Buy	09/13/11	600,000	666,970	66,970
Barclays Bank PLC	Chinese Yuan	3,859,000	Buy	11/15/11	600,623	599,364	(1,259)
Barclays Bank PLC	Chinese Yuan	12,266,000	Buy	11/15/11	1,887,658	1,905,102	17,444
Barclays Bank PLC	Chinese Yuan	3,385,089	Buy	02/13/12	529,449	528,005	(1,444)
Barclays Bank PLC	Indonesian Rupiah	5,417,200,000	Buy	07/27/11	580,000	629,067	49,067
Barclays Bank PLC	Indonesian Rupiah	11,843,974,500	Buy	07/27/11	1,282,509	1,375,369	92,860
Barclays Bank PLC	Indian Rupee	202,730,000	Buy	08/12/11	4,320,759	4,498,240	177,481
Barclays Bank PLC	Mexican Peso	6,085,750	Buy	07/07/11	500,000	519,447	19,447
Barclays Bank PLC	Malaysian Ringgit	2,100,000	Buy	08/11/11	676,655	693,205	16,550
Barclays Bank PLC	Malaysian Ringgit	2,100,000	Buy	08/11/11	679,986	693,205	13,219
Barclays Bank PLC	Malaysian Ringgit	2,000,000	Buy	08/11/11	649,878	660,195	10,317
Barclays Bank PLC	Philippine Peso	19,300,000	Buy	11/15/11	435,077	440,222	5,145
Barclays Bank PLC	Philippine Peso	8,100,000	Buy	11/15/11	183,673	184,756	1,083
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	185,143	187,037	1,894
Barclays Bank PLC	Philippine Peso	8,200,000	Buy	11/15/11	184,477	187,037	2,560

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Philippine Peso	6,345,000	Buy	11/15/11	$141,693	$144,726	$3,033
Barclays Bank PLC	Russian Ruble	28,970,000	Buy	07/01/11	1,014,001	1,037,394	23,393
Barclays Bank PLC	Brazilian Real	37,538,940	Buy	09/02/11	23,327,703	23,698,534	370,831
Barclays Bank PLC	Indian Rupee	150,013,400	Buy	11/18/11	3,261,870	3,271,122	9,252
Barclays Bank PLC	Taiwan New Dollar	79,567,470	Buy	01/11/12	2,776,255	2,782,884	6,629
BNP Paribas Bank	EU Euro	2,500,000	Buy	07/18/11	3,574,606	3,623,504	48,898
Citigroup, Inc.	Indonesian Rupiah	3,335,500,000	Buy	07/27/11	350,000	387,332	37,332
Citigroup, Inc.	Indonesian Rupiah	2,196,500,000	Buy	07/27/11	230,000	255,066	25,066
Citigroup, Inc.	Indonesian Rupiah	13,311,000,000	Buy	07/27/11	1,457,941	1,545,727	87,786
Citigroup, Inc.	Malaysian Ringgit	3,750,000	Buy	08/11/11	1,211,984	1,237,866	25,882
Citigroup, Inc.	Malaysian Ringgit	2,100,000	Buy	08/11/11	680,934	693,205	12,271
Citigroup, Inc.	Malaysian Ringgit	3,100,000	Buy	08/11/11	1,005,286	1,023,303	18,017
Citigroup, Inc.	Malaysian Ringgit	3,100,000	Buy	08/11/11	1,007,573	1,023,303	15,730
Citigroup, Inc.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,926	(5,074)
Citigroup, Inc.	Philippine Peso	17,358,000	Buy	11/15/11	400,000	395,926	(4,074)
Citigroup, Inc.	Philippine Peso	21,750,000	Buy	11/15/11	500,000	496,105	(3,895)
Citigroup, Inc.	Philippine Peso	26,334,000	Buy	11/15/11	600,000	600,663	663
Citigroup, Inc.	Philippine Peso	26,730,000	Buy	11/15/11	600,000	609,696	9,696
Citigroup, Inc.	Philippine Peso	22,105,000	Buy	11/15/11	500,000	504,202	4,202
Citigroup, Inc.	Philippine Peso	16,000,000	Buy	11/15/11	360,929	364,950	4,021
Citigroup, Inc.	Indonesian Rupiah	12,143,100,000	Buy	07/27/11	1,306,131	1,410,105	103,974
Citigroup, Inc.	EU Euro	1,446,000	Buy	07/18/11	2,051,037	2,095,835	44,798
Citigroup, Inc.	EU Euro	2,000,000	Buy	07/18/11	2,861,796	2,898,804	37,008
Citigroup, Inc.	EU Euro	847,000	Buy	07/18/11	1,212,322	1,227,643	15,321
Citigroup, Inc.	Indonesian Rupiah	22,911,020,000	Buy	01/31/12	2,525,187	2,578,658	53,471
Citigroup, Inc.	Indian Rupee	299,000,000	Buy	08/12/11	6,606,275	6,634,311	28,036
Citigroup, Inc.	Japanese Yen	33,953,000	Buy	07/14/11	412,238	421,779	9,541
Citigroup, Inc.	Mexican Peso	428,888,564	Buy	07/07/11	35,324,183	36,607,598	1,283,415
Citigroup, Inc.	Mexican Peso	12,136,500	Buy	07/07/11	1,000,000	1,035,906	35,906
Citigroup, Inc.	Mexican Peso	1,360,000	Buy	07/07/11	110,655	116,083	5,428
Citigroup, Inc.	Philippine Peso	511,133,700	Buy	03/15/12	11,723,250	11,564,795	(158,455)
Citigroup, Inc.	Singapore Dollar	600,000	Buy	09/09/11	469,643	488,525	18,882
Citigroup, Inc.	Singapore Dollar	1,100,000	Buy	09/09/11	859,442	895,630	36,188
Citigroup, Inc.	South African Rand	696,300	Buy	07/28/11	100,000	102,551	2,551
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,763,344	56,235
Deutsche Bank AG	Indonesian Rupiah	13,469,000,000	Buy	10/31/11	1,452,183	1,539,116	86,933
Deutsche Bank AG	Mexican Peso	2,473,700	Buy	07/07/11	200,000	211,142	11,142
Deutsche Bank AG	Singapore Dollar	1,500,000	Buy	09/09/11	1,176,148	1,221,314	45,166
Deutsche Bank AG	Singapore Dollar	4,000,000	Buy	09/09/11	3,246,490	3,256,836	10,346
Deutsche Bank AG	Singapore Dollar	2,400,000	Buy	09/09/11	1,949,064	1,954,101	5,037
JPMorgan Chase &
Co.	Philippine Peso	22,025,000	Buy	11/15/11	500,000	502,377	2,377
Goldman Sachs &
Co.	South Korean Won	1,690,950,000	Buy	08/12/11	1,500,000	1,579,461	79,461
Goldman Sachs &
Co.	Philippine Peso	26,352,000	Buy	11/15/11	600,000	601,074	1,074
Goldman Sachs &
Co.	Singapore Dollar	3,000,000	Buy	09/09/11	2,436,667	2,442,627	5,960
HSBC	Indonesian Rupiah	5,801,100,000	Buy	07/27/11	610,000	673,647	63,647
HSBC	Indonesian Rupiah	5,679,000,000	Buy	07/27/11	600,000	659,468	59,468
HSBC	Indonesian Rupiah	5,394,000,000	Buy	07/27/11	580,000	626,373	46,373
HSBC	Indonesian Rupiah	2,940,900,000	Buy	07/27/11	316,634	341,509	24,875
HSBC	Indonesian Rupiah	12,493,100,000	Buy	07/27/11	1,347,110	1,450,749	103,639
HSBC	Mexican Peso	6,138,500	Buy	07/07/11	500,000	523,949	23,949
HSBC	Mexican Peso	3,663,150	Buy	07/07/11	300,000	312,667	12,667
HSBC	Mexican Peso	9,773,680	Buy	07/07/11	800,000	834,228	34,228
HSBC	Mexican Peso	8,592,500	Buy	07/07/11	700,000	733,409	33,409
HSBC	Mexican Peso	2,435,500	Buy	07/07/11	200,000	207,881	7,881
HSBC	Mexican Peso	7,321,500	Buy	07/07/11	600,000	624,923	24,923
HSBC	Mexican Peso	3,663,600	Buy	07/07/11	300,000	312,705	12,705
HSBC	Mexican Peso	2,452,200	Buy	07/07/11	200,000	209,306	9,306
HSBC	Mexican Peso	4,869,400	Buy	07/07/11	400,000	415,626	15,626
HSBC	Mexican Peso	7,283,700	Buy	07/07/11	600,000	621,697	21,697
HSBC	Mexican Peso	6,071,750	Buy	07/07/11	500,000	518,252	18,252
HSBC	Malaysian Ringgit	3,538,633	Buy	08/11/11	1,149,840	1,168,095	18,255
HSBC	Turkish Lira	15,179,203	Buy	07/27/11	9,543,067	9,304,550	(238,517)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

HSBC	Turkish Lira	773,460	Buy	07/27/11	$500,000	$474,116	$(25,884)
HSBC	Turkish Lira	617,540	Buy	07/27/11	400,000	378,540	(21,460)
HSBC	Turkish Lira	17,806,813	Buy	10/27/11	10,593,303	10,722,305	129,002
HSBC	South African Rand	696,650	Buy	07/28/11	100,000	102,603	2,603
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	11,097,551	(74,311)
HSBC	Japanese Yen	550,000,000	Buy	07/14/11	6,854,565	6,832,352	(22,213)
HSBC	Japanese Yen	2,799,762,000	Buy	07/25/11	34,954,642	34,781,829	(172,813)
HSBC	Mexican Peso	532,800,574	Buy	11/18/11	44,446,346	44,903,733	457,387
HSBC	South African Rand	77,610,529	Buy	10/28/11	11,030,020	11,273,911	243,891
JPMorgan Chase &
Co.	Indonesian Rupiah	2,454,400,000	Buy	07/27/11	260,000	285,015	25,015
JPMorgan Chase &
Co.	Chinese Yuan	9,480,000	Buy	11/15/11	1,475,946	1,472,393	(3,553)
JPMorgan Chase &
Co.	Chinese Yuan	1,517,000	Buy	11/15/11	235,779	235,614	(165)
JPMorgan Chase &
Co.	Indonesian Rupiah	6,946,000,000	Buy	07/27/11	756,727	806,597	49,870
JPMorgan Chase &
Co.	Malaysian Ringgit	2,000,000	Buy	08/11/11	649,035	660,196	11,161
JPMorgan Chase &
Co.	Philippine Peso	35,280,000	Buy	11/15/11	800,000	804,716	4,716
JPMorgan Chase &
Co.	Philippine Peso	22,185,000	Buy	11/15/11	500,000	506,027	6,027
JPMorgan Chase &
Co.	Turkish Lira	773,800	Buy	07/27/11	500,000	474,324	(25,676)
JPMorgan Chase &
Co.	Turkish Lira	462,810	Buy	07/27/11	300,000	283,693	(16,307)
JPMorgan Chase &
Co.	Philippine Peso	12,930,000	Buy	11/15/11	300,000	294,926	(5,074)
Morgan Stanley	Brazilian Real	1,115,700	Buy	09/02/11	600,000	704,347	104,347
Morgan Stanley	South Korean Won	150,220,000	Buy	08/12/11	133,618	140,316	6,698
Morgan Stanley	Mexican Peso	2,444,300	Buy	07/07/11	200,000	208,632	8,632
Morgan Stanley	Mexican Peso	2,444,700	Buy	07/07/11	200,000	208,666	8,666
Morgan Stanley	Mexican Peso	3,676,500	Buy	07/07/11	300,000	313,806	13,806
Morgan Stanley	Mexican Peso	3,678,600	Buy	07/07/11	300,000	313,985	13,985
Morgan Stanley	Philippine Peso	73,510,000	Buy	03/15/12	1,688,139	1,663,221	(24,918)
Morgan Stanley	South African Rand	2,279,700	Buy	09/13/11	300,000	333,375	33,375
Morgan Stanley	South African Rand	1,394,600	Buy	07/28/11	204,122	205,397	1,275
Royal Bank of
Scotland	Brazilian Real	60,564,480	Buy	08/02/11	37,575,679	38,498,770	923,091
Royal Bank of
Scotland	Chinese Yuan	10,944,707	Buy	11/15/11	1,691,347	1,699,884	8,537
Royal Bank of
Scotland	EU Euro	700,000	Buy	07/18/11	1,008,504	1,014,581	6,077
Royal Bank of
Scotland	EU Euro	113,000	Buy	07/18/11	160,196	163,783	3,587
Royal Bank of
Scotland	Indonesian Rupiah	2,268,000,000	Buy	07/27/11	240,000	263,369	23,369
Royal Bank of
Scotland	Indonesian Rupiah	28,433,200,000	Buy	10/31/11	3,063,262	3,249,090	185,828
Royal Bank of
Scotland	South Korean Won	188,000,000	Buy	08/12/11	168,383	175,604	7,221
Royal Bank of
Scotland	Singapore Dollar	700,000	Buy	09/09/11	544,438	569,946	25,508
Royal Bank of
Scotland	Singapore Dollar	1,400,000	Buy	09/09/11	1,099,592	1,139,893	40,301
Royal Bank of
Scotland	Singapore Dollar	3,000,000	Buy	09/09/11	2,413,574	2,442,627	29,053
UBS AG	South African Rand	1,393,500	Buy	07/28/11	200,000	205,235	5,235
UBS AG	Japanese Yen	144,604,000	Buy	07/14/11	1,708,821	1,796,337	87,516
UBS AG	Mexican Peso	2,443,400	Buy	07/07/11	200,000	208,555	8,555
UBS AG	Mexican Peso	4,903,080	Buy	07/07/11	400,000	418,500	18,500
UBS AG	Singapore Dollar	2,000,000	Buy	09/09/11	1,628,300	1,628,418	118
UBS AG	South African Rand	1,520,000	Buy	09/13/11	200,000	222,279	22,279
JP Morgan Chase &
Co.	Indonesian Rupiah	3,486,800,000	Buy	07/27/11	400,000	404,901	4,901

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JP Morgan Chase & Co.	Indonesian Rupiah	5,227,200,000	Buy	07/27/11	$600,000	$607,003	$7,003
BNP Paribas Bank	Japanese Yen	963,701,000	Buy	07/14/11	11,762,349	11,971,534	209,185
JP Morgan Chase & Co.	South Korean Won	37,061,725,800	Buy	08/12/11	33,749,238	34,618,135	868,897
JPMorgan Chase & Co.	Singapore Dollar	700,000	Buy	09/09/11	547,249	569,946	22,697
JPMorgan Chase & Co.	Singapore Dollar	300,000	Buy	09/09/11	234,212	244,263	10,051
JPMorgan Chase & Co.	Singapore Dollar	1,856,551	Buy	09/09/11	1,457,971	1,511,620	53,649
JP Morgan Chase & Co.	Singapore Dollar	3,061,934	Buy	09/09/11	2,487,617	2,493,053	5,436
JPMorgan Chase & Co.	South African Rand	80,141,349	Buy	07/28/11	11,714,859	11,803,212	88,353

							$6,754,557

Barclays Bank PLC	Japanese Yen	451,907,000	Sell	07/14/11	$5,401,774	$5,613,795	$(212,021)
Barclays Bank PLC	EU Euro	26,093,000	Sell	07/18/11	37,927,558	37,819,237	108,321
Barclays Bank PLC	South African Rand	3,354,000	Sell	07/28/11	500,000	493,977	6,023
Barclays Bank PLC	EU Euro	3,365,000	Sell	07/18/11	4,760,183	4,877,237	(117,054)
Barclays Bank PLC	Brazilian Real	1,317,360	Sell	08/02/11	800,000	837,401	(37,401)
Barclays Bank PLC	Brazilian Real	1,480,320	Sell	08/02/11	900,000	940,989	(40,989)
Barclays Bank PLC	Brazilian Real	37,538,940	Sell	08/02/11	23,476,510	23,862,221	(385,711)
Citigroup, Inc.	Japanese Yen	29,030,000,000	Sell	07/25/11	350,783,917	360,643,696	(9,859,779)
Citigroup, Inc.	EU Euro	20,597,000	Sell	07/18/11	30,382,841	29,853,326	529,515
Citigroup, Inc.	Russian Ruble	28,970,000	Sell	07/01/11	1,053,646	1,037,394	16,252
Citigroup, Inc.	Danish Krone	94,773,000	Sell	08/08/11	18,813,047	18,408,157	404,890
Citigroup, Inc.	EU Euro	1,006,000	Sell	07/18/11	1,468,217	1,458,098	10,119
Citigroup, Inc.	Japanese Yen	10,800,000,000	Sell	07/25/11	134,584,135	134,169,890	414,245
Citigroup, Inc.	Brazilian Real	816,900	Sell	08/02/11	500,000	519,276	(19,276)
Citigroup, Inc.	Brazilian Real	979,680	Sell	08/02/11	600,000	622,749	(22,749)
Citigroup, Inc.	Brazilian Real	489,600	Sell	08/02/11	300,000	311,222	(11,222)
Citigroup, Inc.	Japanese Yen	1,120,000,000	Sell	09/06/11	13,776,900	13,917,546	(140,646)
Citigroup, Inc.	Japanese Yen	1,800,000,000	Sell	08/22/11	22,445,010	22,365,317	79,693
Citigroup, Inc.	EU Euro	12,754,000	Sell	07/18/11	18,291,073	18,485,669	(194,596)
Citigroup, Inc.	EU Euro	1,155,000	Sell	07/18/11	1,631,689	1,674,059	(42,370)
Citigroup, Inc.	Japanese Yen	2,380,000,000	Sell	09/26/11	29,630,467	29,578,830	51,637
Credit Suisse First
Boston	EU Euro	57,339,000	Sell	07/18/11	82,697,173	83,107,242	(410,069)
Credit Suisse First Boston	South African Rand	2,014,770	Sell	07/28/11	300,000	296,735	3,265
Credit Suisse First Boston	Japanese Yen	960,000,000	Sell	07/19/11	11,882,144	11,925,855	(43,711)
Deutsche Bank AG	Japanese Yen	2,800,000,000	Sell	08/08/11	34,703,932	34,787,547	(83,615)
Deutsche Bank AG	EU Euro	138,000	Sell	07/18/11	201,088	200,017	1,071
Deutsche Bank AG	Canadian Dollar	9,600,000	Sell	09/19/11	9,744,956	9,933,190	(188,234)
HSBC	Turkish Lira	17,806,813	Sell	07/27/11	10,778,942	10,915,223	(136,281)
HSBC	Brazilian Real	5,500,000	Sell	08/02/11	3,460,208	3,496,163	(35,955)
HSBC	Brazilian Real	1,316,320	Sell	08/02/11	800,000	836,740	(36,740)
HSBC	Brazilian Real	1,315,520	Sell	08/02/11	800,000	836,231	(36,231)
HSBC	Mexican Peso	532,800,574	Sell	07/07/11	45,019,060	45,476,962	(457,902)
HSBC	South African Rand	77,610,529	Sell	07/28/11	11,180,657	11,430,473	(249,816)
HSBC	Indonesian Rupiah	100,937,774,500	Sell	07/27/11	11,675,856	11,721,298	(45,442)
Morgan Stanley	South African Rand	1,343,100	Sell	07/28/11	200,000	197,812	2,188
Morgan Stanley	Brazilian Real	3,162,250	Sell	08/02/11	1,967,552	2,010,134	(42,582)
Morgan Stanley	Brazilian Real	816,000	Sell	08/02/11	500,000	518,703	(18,703)
Morgan Stanley	Brazilian Real	652,960	Sell	08/02/11	400,000	415,064	(15,064)
Morgan Stanley	Brazilian Real	816,850	Sell	08/02/11	500,000	519,244	(19,244)
Royal Bank of
Canada	EU Euro	1,024,000	Sell	07/18/11	1,516,288	1,484,187	32,101
Royal Bank of
Canada	Canadian Dollar	9,600,000	Sell	09/19/11	9,734,798	9,933,190	(198,392)
Royal Bank of
Scotland	EU Euro	995,000	Sell	07/18/11	1,441,144	1,442,155	(1,011)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Royal Bank of
Scotland	Canadian Dollar	1,020,000	Sell	09/19/11	$1,046,691	$1,055,402	$(8,711)
UBS AG	Brazilian Real	2,074,900	Sell	08/02/11	1,287,558	1,318,943	(31,385)
UBS AG	Brazilian Real	816,850	Sell	08/02/11	500,000	519,244	(19,244)
UBS AG	Brazilian Real	1,143,590	Sell	08/02/11	700,000	726,941	(26,941)
UBS AG	Brazilian Real	326,440	Sell	08/02/11	200,000	207,507	(7,507)
UBS AG	British Pound	13,417,000	Sell	09/13/11	22,030,888	21,513,325	517,563
JP Morgan Chase &
Co.	Japanese Yen	3,710,000,000	Sell	08/18/11	45,875,530	46,096,290	(220,760)
JP Morgan Chase &
Co.	Japanese Yen	820,000,000	Sell	08/01/11	10,012,210	10,187,350	(175,140)
JP Morgan Chase &
Co.	Japanese Yen	440,000,000	Sell	08/01/11	5,356,708	5,466,383	(109,675)
BNP Paribas	Canadian Dollar	7,803,000	Sell	09/19/11	7,929,878	8,073,821	(143,943)

							$(11,669,229)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2011:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Contract Description	of Contracts	Date	Value	(Depreciation)

Long Contracts
3-Month Euro Euribor	95	06/18/12	$33,735,208	$61,113
3-Month Euro Euribor	95	09/17/12	33,707,655	76,359
3-Month Euro Euribor	95	12/17/12	33,669,770	83,181
3-Month Euro Euribor	95	03/18/13	33,638,773	84,631
90-Day Eurodollar	1,412	09/19/11	351,782,150	83,846
90-Day Eurodollar	1,647	12/19/11	410,020,650	656,135
90-Day Eurodollar	5,020	03/19/12	1,248,913,250	4,516,367
90-Day Eurodollar	6,889	06/18/12	1,711,658,163	6,005,059
90-Day Eurodollar	2,690	09/17/12	666,985,500	57,241
90-Day Eurodollar	826	12/17/12	204,290,450	(196,566)
90-Day Eurodollar	89	12/17/12	22,011,925	(27,890)
90-Day Eurodollar	1,445	03/18/13	356,481,500	(391,831)
90-Day Eurodollar	373	06/17/13	91,771,988	(234,079)
90-Day Eurodollar	317	09/16/13	77,787,838	(148,804)
90-Day Eurodollar	166	12/16/13	40,622,275	(76,326)
90-Day Eurodollar	275	03/17/14	67,120,625	(146,650)
90-Day Eurodollar	53	06/16/14	12,901,525	(25,396)
Euro-Bobl 5-Year	267	09/08/11	45,138,867	(84,336)
Euro-Bund	39	09/08/11	7,096,668	(37,031)
U.S. Treasury 2-Year Note	274	09/30/11	60,100,190	132,357

			$5,509,434,970	$10,387,380

Short Contracts
U.S. Treasury 10-Year Note	52	09/21/11	6,361,063	(69,108)

			$6,361,063	$(69,108)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay) / Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	Lennar Corp. 5.950%,
	10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	$4,562	$–	$4,562
Morgan Stanley	Sealed Air Corp.
	5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	32,931	–	32,931

							$37,493	$–	$37,493

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay) / Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	140,926	96,468	44,458
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	587,268	476,702	110,566
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	22,587	18,847	3,740

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First	CDX.EM.13 Index
Boston		Sell	5.000	06/20/15	USD	1,800,000	$203,285	$185,140	$18,145
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	2,236,136	1,889,166	346,970
Goldman Sachs &	CDX.EM.13 Index
Co.		Sell	5.000	06/20/15	USD	100,000	11,293	9,385	1,908
Goldman Sachs &	CDX.EM.13 Index
Co.		Sell	5.000	06/20/15	USD	100,000	11,293	9,598	1,695
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	1,456,877	1,215,276	241,601
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	350,102	292,631	57,471
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,800,000	705,261	661,853	43,408
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	303,992	297,093	6,899
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,900,000	717,420	638,739	78,681
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,600,000	194,555	178,612	15,943
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	170,236	155,687	14,549
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	900,000	109,437	107,077	2,360
Barclays Bank PLC	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	1,900,000	248,874	242,133	6,741
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	1,400,000	183,381	179,705	3,676
Barclays Bank PLC	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	5,600,000	90,725	(20,761)	111,486
BNP Paribas Bank	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	12,400,000	200,894	257,493	(56,599)
Citigroup, Inc.	CDX.NA.HY.8 Index
	(35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	17,962	–	17,962
Deutsche Bank AG	CDX.NA.IG.10 Index
	(30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	26,695	–	26,695
Goldman Sachs &	CDX.NA.IG.10 Index
Co.	(30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	28,554	–	28,554
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	94,400,000	352,339	248,412	103,927
Credit Suisse First	CDX.NA.IG.16 Index
Boston		Sell	1.000	06/20/16	USD	34,400,000	128,395	159,572	(31,177)
Deutsche Bank AG	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	5,600,000	20,901	26,170	(5,269)
Morgan Stanley	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	3,600,000	13,437	17,035	(3,598)
Barclays Bank PLC	CDX.NA.IG.9 Index
	(30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	210,608	–	210,608
Deutsche Bank AG	CDX.NA.IG.9 Index
	(30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	128,802	–	128,802
Goldman Sachs &	CDX.NA.IG.9 Index
Co.	(30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	24,304	–	24,304

							$8,896,539	$7,342,033	$1,554,506

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	Berkshire Hathaway
	Inc. 4.625, 10/15/13%	Sell	0.850	03/20/13	0.780	USD	2,200,000	$16,469	$–	$16,469
Goldman Sachs &	Berkshire Hathaway
Co.	Inc. 4.625, 10/15/13%	Sell	1.000	03/20/15	1.143	USD	1,500,000	10,064	(19,310)	29,374
UBS Warburg LLC	Berkshire Hathaway
	Inc. 4.625, 10/15/13%	Sell	1.000	03/20/15	1.143	USD	1,500,000	10,064	(19,810)	29,874
UBS Warburg LLC	Federal Republic of
	Germany	Sell	0.250	06/20/16	38.484	USD	35,800,000	(233,187)	(339,358)	106,171
Barclays Bank PLC	Federative Republic of
	Brazil	Sell	1.000	06/20/15	93.833	USD	500,000	1,193	(5,467)	6,660
Citigroup, Inc.	Federative Republic of
	Brazil	Sell	1.000	09/20/15	96.408	USD	1,000,000	1,471	(13,116)	14,587
Citigroup, Inc.	Federative Republic of
	Brazil	Sell	1.000	03/20/16	104.313	USD	22,200,000	(43,390)	(137,484)	94,094
Citigroup, Inc.	Federative Republic of
	Brazil	Sell	1.000	06/20/16	107.691	USD	9,100,000	(33,222)	(25,277)	(7,945)
Goldman Sachs &	Federative Republic of
Co.	Brazil	Sell	1.000	06/20/15	93.833	USD	500,000	1,193	(5,106)	6,299
HSBC Bank USA	Federative Republic of
	Brazil	Sell	1.000	06/20/15	93.833	USD	3,000,000	7,158	(63,420)	70,578
HSBC Bank USA	Federative Republic of
	Brazil	Sell	1.000	06/20/15	93.833	USD	5,700,000	13,600	(47,894)	61,494

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

HSBC Bank USA	Federative Republic of
	Brazil	Sell	1.000	09/20/15	96.408	USD	1,800,000	$2,647	$(15,084)	$17,731
UBS Warburg LLC	Federative Republic of
	Brazil	Sell	1.000	09/20/15	96.408	USD	500,000	735	(3,982)	4,717
Credit Suisse First	Federative Republic of
Boston	Brazil 12.250%,
	03/06/30	Sell	1.000	06/20/15	1.033	USD	2,000,000	4,773	(40,132)	44,905
Barclays Bank PLC	General Electric
	Capital Corp.	Sell	0.640	12/20/12	52.514	USD	5,700,000	9,719	–	9,719
BNP Paribas Bank	General Electric
	Capital Corp.	Sell	4.700	12/20/13	78.898	USD	1,800,000	173,220	–	173,220
Citigroup, Inc.	General Electric
	Capital Corp.	Sell	4.325	12/20/13	78.898	USD	4,500,000	391,528	–	391,528
Citigroup, Inc.	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	4.000	12/20/13	1.079	USD	7,600,000	600,471	–	600,471
Citigroup, Inc.	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	4.200	12/20/13	1.079	USD	6,200,000	520,369	–	520,369
Citigroup, Inc.	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	4.850	12/20/13	1.079	USD	3,600,000	359,727	–	359,727
Citigroup, Inc.	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	3.850	03/20/14	1.111	USD	7,000,000	566,288	–	566,288
Deutsche Bank AG	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	4.230	12/20/13	1.079	USD	4,200,000	355,608	–	355,608
Deutsche Bank AG	General Electric
	Capital Corp. 5.625%,
	09/15/17	Sell	4.750	12/20/13	1.079	USD	3,900,000	380,108	–	380,108
Citigroup, Inc.	Government of France
	O.A.T.	Sell	0.250	06/20/16	77.383	USD	33,700,000	(842,424)	(827,117)	(15,307)
Deutsche Bank AG	Government of France
	O.A.T.	Sell	0.250	03/20/16	73.865	USD	2,300,000	(51,196)	(84,740)	33,544
Goldman Sachs &	Government of France
Co.	O.A.T.	Sell	0.250	12/20/15	69.974	USD	500,000	(9,753)	(8,481)	(1,272)
Morgan Stanley	Government of France
	O.A.T.	Sell	0.250	03/20/16	73.865	USD	500,000	(11,129)	(15,672)	4,543
Royal Bank of	Government of France
Scotland Group	O.A.T.
PLC		Sell	0.250	12/20/15	69.974	USD	1,000,000	(19,505)	(17,172)	(2,333)
Royal Bank of	Government of France
Scotland Group	O.A.T.
PLC		Sell	0.250	03/20/16	73.865	USD	500,000	(11,130)	(15,458)	4,328
UBS Warburg LLC	Government of France
	O.A.T.	Sell	0.250	03/20/16	73.865	USD	2,200,000	(48,970)	(80,979)	32,009
UBS Warburg LLC	Government of France
	O.A.T. 4.250%,
	04/25/2019	Sell	0.250	09/20/15	1.034	USD	5,000,000	(83,581)	(110,443)	26,862
Deutsche Bank AG	Japanese Government
	20-Year Issue	Sell	1.000	03/20/15	68.496	USD	2,000,000	23,023	17,071	5,952
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	143.675	USD	2,300,000	(44,880)	(43,601)	(1,279)
Deutsche Bank AG	Metlife Inc. 5.000%,
	06/15/15	Sell	1.000	03/20/15	1.440	USD	13,500,000	(85,607)	(591,973)	506,366
Barclays Bank PLC	People’s Republic of
	China	Sell	1.000	03/20/16	78.259	USD	1,000,000	9,893	10,999	(1,106)
Deutsche Bank AG	People’s Republic of
	China	Sell	1.000	06/20/16	81.263	USD	4,400,000	39,310	46,848	(7,538)
Royal Bank of	People’s Republic of
Scotland Group	China
PLC		Sell	1.000	06/20/16	81.263	USD	4,300,000	38,416	44,757	(6,341)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Citigroup, Inc.	People’s Republic of
	China 4.750%,
	10/29/2013	Sell	1.000	06/20/15	0.608	USD	1,300,000	$15,893	$16,403	$(510)
Royal Bank of	People’s Republic of
Scotland Group	China 4.750%,
PLC	10/29/2013	Sell	1.000	06/20/15	0.608	USD	4,000,000	48,903	51,978	(3,075)
Deutsche Bank AG	Republic of Indonesia
	6.750%, 03/10/14	Sell	1.000	09/20/15	1.219	USD	600,000	(3,532)	(11,608)	8,076
Goldman Sachs &	Republic of Italy
Co.		Sell	1.000	06/20/16	168.848	USD	1,100,000	(34,840)	(20,650)	(14,190)
Royal Bank of	Republic of Italy
Scotland Group
PLC		Sell	1.000	03/20/16	166.114	USD	13,900,000	(404,324)	(491,953)	87,629
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	97.327	USD	700,000	886	491	395
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	97.327	USD	1,100,000	1,392	514	878
Citigroup, Inc.	Reynolds American
	Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	1.216	USD	2,600,000	(25,222)	–	(25,222)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	300,000	(6,472)	(7,969)	1,497
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	300,000	(6,472)	(8,353)	1,881
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	400,000	(8,629)	(10,796)	2,167
Goldman Sachs &	Spanish Government
Co.	Bond	Sell	1.000	03/20/16	257.067	USD	900,000	(60,021)	(55,887)	(4,134)
Goldman Sachs &	Spanish Government
Co.	Bond	Sell	1.000	06/20/16	258.871	USD	1,000,000	(70,412)	(57,498)	(12,914)
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	58.989	USD	23,100,000	454,252	457,316	(3,064)
Goldman Sachs &	United Kingdom Gilt
Co.		Sell	1.000	06/20/15	47.812	USD	16,300,000	331,711	114,035	217,676
Goldman Sachs &	United Kingdom Gilt
Co.		Sell	1.000	12/20/15	53.420	USD	2,800,000	56,781	55,621	1,160
Goldman Sachs &	United Kingdom Gilt
Co.		Sell	1.000	12/20/15	53.420	USD	1,000,000	20,279	20,061	218
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	58.989	USD	1,400,000	27,531	23,997	3,534
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	88.521	USD	2,000,000	8,362	(32,695)	41,057
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	88.521	USD	2,000,000	8,362	(33,365)	41,727
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	94.276	USD	1,000,000	2,345	(12,693)	15,038
Citigroup, Inc.	United Mexican States	Sell	1.000	06/20/16	104.217	USD	9,100,000	(18,225)	–	(18,225)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	88.521	USD	1,000,000	4,181	(16,682)	20,863
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/16	101.241	USD	6,800,000	(3,825)	(46,464)	42,639
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/16	104.217	USD	9,400,000	(18,826)	21,863	(40,689)
UBS Warburg LLC	United States Treasury
	Note	Sell	0.250	09/20/15	44.902	EUR	13,700,000	(158,475)	(167,019)	8,544

								$2,180,676	$(2,622,754)	$4,803,430

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	2,700,000	$6,889	$–	$6,889
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	13,700,000	39,848	17,369	22,479
Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/13	BRL	134,600,000	977,437	50,362	927,075
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	33,000,000	207,367	4,019	203,348
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	7,100,000	42,732	2,706	40,026
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	78,300,000	285,178	10,609	274,569
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	11,900,000	46,104	(9,072)	55,176
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	14,700,000	196,268	73,398	122,870
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	6,300,000	67,014	7,436	59,578
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	6,100,000	56,141	6,377	49,764
Receive a fixed rate equal to 10.610% and pay a floating
rate based on the Brazil Cetip Interbank Deposit Rate
Annualized
Counterparty: HSBC Bank USA	01/02/12	BRL	2,400,000	6,489	–	6,489
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	17,500,000	33,993	(7,307)	41,300
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	40,900,000	148,963	32,161	116,802
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	18,000,000	178,555	45,846	132,709

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	1,600,000	$18,415	$6,466	$11,949
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	12,500,000	408,650	(13,065)	421,715
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	1,100,000	9,552	823	8,729
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	5,900,000	27,623	5,012	22,611
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	5,200,000	57,323	16,106	41,217
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	15,900,000	(59,709)	(67)	(59,642)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	6,700,000	25,733	–	25,733
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	7,900,000	49,768	9,903	39,865
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	9,600,000	61,638	16,633	45,005
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	94,700,000	196,802	1,573,391	(1,376,589)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR	4,000,000	82,417	4,828	77,589
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR	23,500,000	48,836	(256,129)	304,965
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: HSBC Bank USA	09/21/21	EUR	11,800,000	24,523	161,771	(137,248)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	10,400,000	214,286	50,102	164,184
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	10,000,000	20,781	(75,442)	96,223
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	215,502	–	215,502
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA	01/28/15	MXN	32,400,000	119,660	10,089	109,571
Receive a fixed rate equal to 6.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley	03/05/13	MXN	12,700,000	9,892	(416)	10,308

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: Barclays Bank PLC	06/15/41	USD	12,100,000	$(395,766)	$100,996	$(496,762)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD	34,700,000	(1,134,967)	849,489	(1,984,456)
Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Citigroup, Inc.	12/21/41	USD	7,300,000	217,873	89,225	128,648
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 3.500% Counterparty: Citigroup, Inc.	06/15/21	USD	14,000,000	(307,836)	(25,737)	(282,099)
Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/21/41	USD	4,400,000	131,321	(17,595)	148,916
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 3.500% Counterparty: Deutsche Bank AG	06/15/21	USD	10,600,000	(233,075)	169,874	(402,949)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs & Co.	06/15/41	USD	3,900,000	(127,561)	101,064	(228,625)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: HSBC Bank USA	06/15/41	USD	15,000,000	(490,620)	250,667	(741,287)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 3.500% Counterparty: HSBC Bank USA	06/15/21	USD	9,800,000	(215,486)	(40,225)	(175,261)
Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley	12/21/41	USD	7,500,000	223,841	101,628	122,213
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 3.500% Counterparty: Morgan Stanley	06/15/21	USD	3,600,000	(79,158)	5,093	(84,251)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: Morgan Stanley	06/15/41	USD	71,800,000	(2,348,434)	1,188,341	(3,536,775)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: Royal Bank of Scotland Group PLC	06/15/41	USD	48,700,000	(1,592,879)	1,209,701	(2,802,580)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 4.250% Counterparty: UBS Warburg LLC	06/15/41	USD	79,300,000	(2,593,743)	1,154,751	(3,748,494)
Receive a floating rate based on 3-month USD-LIBOR- BBA and pay a fixed rate equal to 3.500% Counterparty: UBS Warburg LLC	06/15/21	USD	5,000,000	(109,942)	(2,113)	(107,829)

				$(5,231,762)	$6,879,068	$(12,110,830)

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on June 30, 2011:
Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount	Premiums Received	Fair Value

Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD 7,800,000	$66,000	$(20,896)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD 7,600,000	66,880	(21,200)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD 7,300,000	94,170	(22,446)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD 2,800,000	21,000	(9,941)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD 7,400,000	72,520	(30,170)

						$320,570	$(104,653)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2011:
Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value

90-Day Eurodollar March Futures
Put Option CME	USD 99.00	03/19/12	479	$381,500	$(65,862)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value

90-Day Eurodollar September Futures Put Option CME	USD	99.38	09/19/11	486	$308,061	$(36,450)
U.S. Treasury 10-Year Note August Futures Put Option CBOT	USD	121.00	07/22/11	66	21,846	(26,812)
U.S. Treasury 10-Year Note August Futures Put Option CBOT	USD	125.00	07/22/11	66	30,468	(6,187)
U.S. Treasury 5-Year Note August Futures Put Option CBOT	USD	118.00	07/22/11	204	52,175	(43,032)
U.S. Treasury 5-Year Note August Futures Put Option CBOT	USD	120.00	07/22/11	172	56,618	(38,968)
U.S. Treasury 5-Year Note September Futures Put Option CBOT	USD	121.50	08/26/11	49	11,298	(7,274)

					$861,966	$(224,585)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2011:
Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value

Put OTC Swaption	Barclays Bank PLC	CDX.NA.IG.15 Index	Pay	1.200%	09/21/11	USD 1,000,000	$5,000	$(515)

							$5,000	$(515)

ING PIMCO Total Return Bond Portfolio Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value

Options on U.S. Government Agency Obligations
9,000,000	Credit Suisse First Boston	Call OTC Fannie Mae 4.500 % August	104.53 USD	08/04/11	$22,500	$(9,185)
9,000,000	Credit Suisse First Boston	Put OTC Fannie Mae 4.500% August	102.53 USD	08/04/11	28,125	(30,648)

			Total Written OTC Options		$50,625	$(39,833)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on June 30, 2011:
Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value

Put OTC Swaption	Barclays Bank PLC	3-month USD-
		LIBOR-BBA	Pay	3.000	06/18/12	USD	58,300,000	$527,833	$(213,007)
Put OTC Swaption	Citigroup, Inc.	3-month USD-
		LIBOR-BBA	Pay	2.250	09/24/12	USD	9,600,000	65,400	(48,792)
Put OTC Swaption	Citigroup, Inc.	3-month USD-
		LIBOR-BBA	Pay	3.000	06/18/12	USD	50,900,000	554,017	(185,970)
Put OTC Swaption	Citigroup, Inc.	3-month USD-
		LIBOR-BBA	Pay	3.250	07/16/12	USD	31,600,000	781,257	(428,586)
Put OTC Swaption	Credit Suisse First	3-month USD-
	Boston	LIBOR-BBA	Pay	2.500	08/24/11	USD	39,300,000	156,217	(85,022)
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	2.750	06/18/12	USD	68,600,000	712,109	(327,057)
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	3.000	06/18/12	USD	36,400,000	396,105	(132,992)
Put OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Pay	3.750	08/24/11	USD	3,700,000	18,500	(11,000)
Put OTC Swaption	Morgan Stanley	3-month USD-
		LIBOR-BBA	Pay	2.250	09/24/12	USD	60,600,000	371,934	(307,999)
Put OTC Swaption	Morgan Stanley	3-month USD-
		LIBOR-BBA	Pay	3.750	10/11/11	USD	17,800,000	201,140	(148,527)
Put OTC Swaption	Morgan Stanley	3-month USD-
		LIBOR-BBA	Pay	4.250	10/11/11	USD	57,200,000	292,064	(114,840)
Put OTC Swaption	Morgan Stanley	3-month USD-
		LIBOR-BBA	Pay	10.000	07/10/12	USD	19,400,000	116,885	(260)
Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	1.750	11/19/12	USD	62,700,000	236,692	(181,185)
Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	2.000	04/30/12	USD	100,600,000	201,200	(56,154)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN BOND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Descriptionq	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value

Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	2.250	09/24/12	USD	196,200,000	$1,543,054	$(997,184)
Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	2.750	06/18/12	USD	51,200,000	501,760	(244,101)
Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	3.000	06/18/12	USD	94,100,000	805,256	(343,807)
Put OTC Swaption	Royal Bank of	3-month USD-
	Scotland Group PLC	LIBOR-BBA	Pay	3.250	07/16/12	USD	10,500,000	263,655	(142,410)
Call OTC Swaption	Credit Suisse First	3-month USD-
	Boston	LIBOR-BBA	Receive	1.800	08/24/11	USD	39,300,000	78,600	(65,187)
Call OTC Swaption	Deutsche Bank AG	3-month USD-
		LIBOR-BBA	Receive	3.000	08/24/11	USD	3,700,000	22,570	(13,321)
Call OTC Swaption	Morgan Stanley	3-month USD-
		LIBOR-BBA	Receive	3.000	10/11/11	USD	75,000,000	414,884	(470,634)

						Total Written Swaptions		$8,261,132	$(4,518,035)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at June 30, 2011:

Principal Amount	Description	Fair Value

$(3,000,000)	Fannie Mae	$(3,238,125)
(8,000,000)	Fannie Mae	(8,651,248)
(41,000,000)	Fannie Mae	(41,012,792)
(16,000,000)	Fannie Mae	(16,295,008)
(72,000,000)	Fannie Mae	(75,015,000)

	Total Sales Commitments
	Cost $(144,671,250)	$(144,212,173)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.6%
	Consumer Discretionary: 13.0%
10,101	BorgWarner, Inc.	$816,060	0.9

17,548	Coach, Inc.	1,121,844	1.2

65,394	Ford Motor Co.	901,783	0.9

9,021	General Motors Co.	273,877	0.3

23,489	John Wiley & Sons, Inc.	1,221,663	1.3

52,485	Johnson Controls, Inc.	2,186,525	2.3

4,628	Kohl’s Corp.	231,446	0.2

29,425	Lowe’s Cos., Inc.	685,897	0.7

27,821	McGraw-Hill Cos., Inc.	1,165,978	1.2

17,064	Nordstrom, Inc.	800,984	0.8

77,713	Reed Elsevier NV	1,043,982	1.1

2,878	Scripps Networks Interactive - Class A	140,677	0.2

15,028	Staples, Inc.	237,442	0.3

29,248	Target Corp.	1,372,024	1.4

3,700	Yum! Brands, Inc.	204,388	0.2

		12,404,570	13.0

	Consumer Staples: 9.8%
3,770	Clorox Co.	254,249	0.2

17,638	Colgate-Palmolive Co.	1,541,738	1.6

7,118	Estee Lauder Cos., Inc.	748,742	0.8

23,228	General Mills, Inc.	864,546	0.9

24,773	Hershey Co.	1,408,345	1.5

19,474	HJ Heinz Co.	1,037,575	1.1

17,294	Kraft Foods, Inc.	609,268	0.6

23,541	Sysco Corp.	734,008	0.8

37,901	Walgreen Co.	1,609,276	1.7

10,436	Wal-Mart Stores, Inc.	554,569	0.6

		9,362,316	9.8

	Energy: 12.7%
14,550	Apache Corp.	1,795,325	1.9

6,700	Cameron International Corp.	336,943	0.4

28,837	Chevron Corp.	2,965,597	3.1

16,396	ConocoPhillips	1,232,815	1.3

5,841	Consol Energy, Inc.	283,172	0.3

6,616	Devon Energy Corp.	521,407	0.5

10,427	Ensco International PLC ADR	555,759	0.6

13,131	ExxonMobil Corp.	1,068,601	1.1

4,751	Helmerich & Payne, Inc.	314,136	0.3

10,478	Hess Corp.	783,335	0.8

18,102	Marathon Oil Corp.	953,613	1.0

14,483	McDermott International, Inc.	286,908	0.3

11,579	Schlumberger Ltd.	1,000,426	1.1

		12,098,037	12.7

	Financials: 13.3%
8,857	American Express Co.	457,907	0.5

51,384	Bank of America Corp.	563,169	0.6

28,716	Bank of New York Mellon Corp.	735,704	0.8

31,458	Chubb Corp.	1,969,585	2.1

1,198	CME Group, Inc.	349,325	0.4

12,554	Comerica, Inc.	433,992	0.4

8,000	Discover Financial Services	214,000	0.2

9,834	Franklin Resources, Inc.	$1,291,106	1.3

1,600	IntercontinentalExchange, Inc.	199,536	0.2

16,825	JPMorgan Chase & Co.	688,815	0.7

41,408	Keycorp	344,929	0.4

22,022	Morgan Stanley	506,726	0.5

14,807	Northern Trust Corp.	680,530	0.7

7,909	PNC Financial Services Group, Inc.	471,455	0.5

20,770	State Street Corp.	936,519	1.0

20,007	T. Rowe Price Group, Inc.	1,207,222	1.3

8,674	Travelers Cos., Inc.	506,388	0.5

25,733	US Bancorp.	656,449	0.7

17,716	Wells Fargo & Co.	497,111	0.5

		12,710,468	13.3

	Health Care: 12.7%
21,169	Abbott Laboratories	1,113,913	1.2

9,527	Amgen, Inc.	555,900	0.6

12,049	Baxter International, Inc.	719,205	0.8

20,697	Becton Dickinson & Co.	1,783,460	1.9

6,866	Cardinal Health, Inc.	311,854	0.3

7,539	Covidien PLC	401,301	0.4

12,615	CR Bard, Inc.	1,385,884	1.4

11,836	Eli Lilly & Co.	444,205	0.5

4,200	Hospira, Inc.	237,972	0.2

4,788	Medco Health Solutions, Inc.	270,618	0.3

9,652	Medtronic, Inc.	371,892	0.4

11,091	Merck & Co., Inc.	391,401	0.4

38,408	Pfizer, Inc.	791,205	0.8

59,729	Smith & Nephew PLC	640,098	0.7

19,602	St. Jude Medical, Inc.	934,623	1.0

9,449	Stryker Corp.	554,562	0.6

18,075	Teva Pharmaceutical Industries Ltd. ADR	871,576	0.9

5,432	UnitedHealth Group, Inc.	280,183	0.3

		12,059,852	12.7

	Industrials: 15.5%
9,277	3M Co.	879,923	0.9

17,882	Canadian National Railway Co.	1,428,772	1.5

8,028	Caterpillar, Inc.	854,661	0.9

15,999	CSX Corp.	419,494	0.4

12,085	Deere & Co.	996,408	1.1

14,224	Emerson Electric Co.	800,100	0.8

12,504	General Dynamics Corp.	931,798	1.0

32,541	General Electric Co.	613,723	0.7

5,952	Illinois Tool Works, Inc.	336,229	0.4

6,248	Lockheed Martin Corp.	505,901	0.5

38,551	Norfolk Southern Corp.	2,888,626	3.0

37,745	Paccar, Inc.	1,928,392	2.0

4,250	Parker Hannifin Corp.	381,395	0.4

7,439	Rockwell Automation, Inc.	645,408	0.7

12,837	United Technologies Corp.	1,136,203	1.2

		14,747,033	15.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: 13.2%
15,385	Adobe Systems, Inc.	$483,858	0.5

10,218	Altera Corp.	473,604	0.5

22,082	Analog Devices, Inc.	864,290	0.9

40,490	Applied Materials, Inc.	526,775	0.6

12,541	ASML Holding NV	463,515	0.5

14,436	Automatic Data Processing, Inc.	760,488	0.8

24,258	Canon, Inc. ADR	1,154,438	1.2

27,357	Cisco Systems, Inc.	427,043	0.4

7,103	DST Systems, Inc.	375,038	0.4

10,300	eBay, Inc.	332,381	0.4

7,207	Fiserv, Inc.	451,374	0.5

35,024	Hewlett-Packard Co.	1,274,874	1.3

3,695	International Business Machines Corp.	633,877	0.7

37,086	Intel Corp.	821,826	0.9

3,100	Juniper Networks, Inc.	97,650	0.1

17,070	Microsoft Corp.	443,820	0.5

4,846	Motorola Solutions, Inc.	223,110	0.2

6,000	NetApp, Inc.	316,680	0.3

50,407	Nokia OYJ ADR ADR	323,613	0.3

5,938	Oracle Corp.	195,420	0.2

6,952	Qualcomm, Inc.	394,804	0.4

5,212	Research In Motion Ltd.	150,366	0.2

18,400	Symantec Corp.	362,848	0.4

30,050	Texas Instruments, Inc.	986,542	1.0

		12,538,234	13.2

	Materials: 6.7%
11,242	Airgas, Inc.	787,390	0.8

43,057	Alcoa, Inc.	682,884	0.7

10,328	Ecolab, Inc.	582,292	0.6

14,844	EI Du Pont de Nemours & Co.	802,318	0.8

17,112	Freeport-McMoRan Copper & Gold, Inc.	905,225	1.0

3,800	Mosaic Co/The	257,374	0.3

32,855	Rio Tinto PLC	2,372,329	2.5

		6,389,812	6.7

	Telecommunication Services: 1.5%
29,407	AT&T, Inc.	923,674	1.0

14,335	Verizon Communications, Inc.	533,692	0.5

		1,457,366	1.5

	Utilities: 1.2%
7,861	PPL Corp.	218,772	0.2

11,243	Public Service Enterprise Group, Inc.	366,972	0.4

14,909	Southern Co.	602,025	0.6

		1,187,769	1.2

	Total Common Stock (Cost $79,313,981)	94,955,457	99.6

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
709,075	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $709,075)	$709,075	0.7

	Total Short-Term Investments (Cost $709,075)	709,075	0.7

	Total Investments in Securities (Cost $80,023,056)*	$95,664,532	100.3
	Liabilities in Excess of Other Assets	(320,418)	(0.3)

	Net Assets	$95,344,114	100.0

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $80,686,047.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,407,533
Gross Unrealized Depreciation	(4,429,048)

Net Unrealized appreciation	$14,978,485

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$11,360,588	$1,043,982	$–	$12,404,570
Consumer Staples	9,362,316	–	–	9,362,316
Energy	12,098,037	–	–	12,098,037
Financials	12,710,468	–	–	12,710,468
Health Care	11,419,754	640,098	–	12,059,852
Industrials	14,747,033	–	–	14,747,033
Information Technology	12,538,234	–	–	12,538,234
Materials	4,017,483	2,372,329	–	6,389,812
Telecommunication Services	1,457,366	–	–	1,457,366
Utilities	1,187,769	–	–	1,187,769

Total Common Stock	90,899,048	4,056,409	–	94,955,457

Short-Term Investments	709,075	–	–	709,075

Total Investments, at value	$91,608,123	$4,056,409	$–	$95,664,532

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 9.1%
520,000		CBS Corp. - Class B	$14,814,800	1.6

72,680		Fortune Brands, Inc.	4,634,804	0.5

230,800		Kohl’s Corp.	11,542,308	1.2

113,100		Lear Corp.	6,048,588	0.6

733,700		Staples, Inc.	11,592,460	1.2

567,990		Toll Brothers, Inc.	11,780,113	1.3

160,600		Whirlpool Corp.	13,059,992	1.4

362,150		Wyndham Worldwide Corp.	12,186,347	1.3

			85,659,412	9.1

		Consumer Staples: 6.2%
297,800	L	Campbell Soup Co.	10,288,990	1.1

230,000	L	Church & Dwight Co., Inc.	9,324,200	1.0

269,870		ConAgra Foods, Inc.	6,965,345	0.7

635,605		Constellation Brands, Inc.	13,233,296	1.4

130,025		JM Smucker Co.	9,939,111	1.1

441,740		Sara Lee Corp.	8,388,642	0.9

			58,139,584	6.2

		Energy: 8.2%
109,920		Devon Energy Corp.	8,662,795	0.9

191,400		Ensco International PLC ADR	10,201,620	1.1

173,400		Murphy Oil Corp.	11,385,444	1.2

404,455		Nabors Industries Ltd.	9,965,771	1.1

152,400		Noble Energy, Inc.	13,659,612	1.4

289,100		PetroHawk Energy Corp.	7,132,097	0.8

225,169		QEP Resources, Inc.	9,418,820	1.0

258,470		Valero Energy Corp.	6,609,078	0.7

			77,035,237	8.2

		Financials: 28.4%
205,700		Aflac, Inc.	9,602,076	1.0

403,200		Allstate Corp.	12,309,696	1.3

520,096		Annaly Capital
		Management, Inc.	9,382,532	1.0

303,025		Axis Capital Holdings Ltd.	9,381,654	1.0

530,300		BioMed Realty Trust, Inc.	10,202,972	1.1

41,604		Boston Properties, Inc.	4,416,681	0.5

223,000		Capital One Financial Corp.	11,522,410	1.2

318,200	@	CIT Group, Inc.	14,083,532	1.5

377,645	L	Comerica, Inc.	13,055,188	1.4

391,800		Discover Financial Services	10,480,650	1.1

565,970	L	First Potomac Realty Trust	8,665,001	0.9

417,740	L	Hartford Financial Services Group, Inc.	11,015,804	1.2

575,815		Host Hotels & Resorts, Inc.	9,760,064	1.0

1,386,781		Keycorp	11,551,886	1.2

551,400		Kimco Realty Corp.	10,278,096	1.1

462,300		Lincoln National Corp.	13,170,927	1.4

214,330		Mack-Cali Realty Corp.	7,060,030	0.8

365,736	L	Moody’s Corp.	$14,025,976	1.5

231,925		Northern Trust Corp.	10,659,273	1.1

202,255		PNC Financial Services Group, Inc.	12,056,420	1.3

3,712,310		Popular, Inc.	10,245,975	1.1

86,178		RenaissanceRe Holdings Ltd.	6,028,151	0.6

406,500		SunTrust Bank	10,487,700	1.1

577,860	L	TD Ameritrade Holding Corp.	11,274,048	1.2

679,117		UnumProvident Corp.	17,303,901	1.8

			268,020,643	28.4

		Health Care: 10.0%
165,767		Aetna, Inc.	7,308,667	0.8

173,400		Baxter International, Inc.	10,350,246	1.1

301,700		Cigna Corp.	15,516,431	1.6

178,745		Forest Laboratories, Inc.	7,031,828	0.7

187,400		Humana, Inc.	15,093,196	1.6

260,000		Medtronic, Inc.	10,017,800	1.1

1,664,700		Tenet Healthcare Corp.	10,387,728	1.1

130,200		Thermo Fisher Scientific, Inc.	8,383,578	0.9

162,600	L	Zimmer Holdings, Inc.	10,276,320	1.1

			94,365,794	10.0

		Industrials: 13.5%
144,785		Crane Co.	7,153,827	0.8

137,850		Eaton Corp.	7,092,382	0.7

158,900		Fluor Corp.	10,274,474	1.1

288,058		Ingersoll-Rand PLC	13,080,714	1.4

130,500		L-3 Communications Holdings, Inc.	11,412,225	1.2

520,000		Republic Services, Inc.	16,042,000	1.7

173,300		Snap-On, Inc.	10,827,784	1.1

1,140,500		Southwest Airlines Co.	13,024,510	1.4

158,925		SPX Corp.	13,136,741	1.4

462,295		Textron, Inc.	10,914,785	1.2

216,700		Towers Watson & Co.	14,239,357	1.5

			127,198,799	13.5

		Information Technology: 8.8%
262,740		Analog Devices, Inc.	10,283,643	1.1

261,200		ASML Holding NV	9,653,952	1.0

1,262,339		Compuware Corp.	12,320,429	1.3

467,100		Ingram Micro, Inc.	8,473,194	0.9

183,300		Juniper Networks, Inc.	5,773,950	0.6

925,100		Micron Technology, Inc.	6,919,748	0.7

323,600		Western Digital Corp.	11,772,568	1.3

1,728,610		Xerox Corp.	17,994,830	1.9

			83,192,314	8.8

		Materials: 5.0%
216,700		Ecolab, Inc.	12,217,546	1.3

452,900		Owens-Illinois, Inc.	11,689,349	1.2

98,190	L	PPG Industries, Inc.	8,914,670	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
489,240		Temple-Inland, Inc.	$14,549,998	1.5

			47,371,563	5.0

		Telecommunication Services: 2.8%
432,465		CenturyTel, Inc.	17,484,560	1.8

223,920		NII Holdings, Inc.	9,489,730	1.0

			26,974,290	2.8

		Utilities: 6.7%
433,350		Ameren Corp.	12,497,814	1.3

534,535		CMS Energy Corp.	10,524,994	1.1

258,795		Consolidated Edison,
		Inc.	13,778,246	1.5

233,400	L	Exelon Corp.	9,998,856	1.1

577,810	L	PPL Corp.	16,080,452	1.7

			62,880,362	6.7

	Total Common Stock
	(Cost $826,832,195)		930,837,998	98.7

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 3.9%
36,318,423		BNY Mellon Overnight Government Fund(1)	36,318,423	3.9

214,360	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	171,488	0.0

	Total Securities Lending
	Collateral
	(Cost $36,532,783)		36,489,911	3.9

		Mutual Funds: 0.7%
6,813,271		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $6,813,271)	6,813,271	0.7

	Total Short-Term
	Investments
	(Cost $43,346,054)		43,303,182	4.6

	Total Investments in
	Securities
	(Cost $870,178,249)*		$974,141,180	103.3
	Liabilities in Excess of
	Other Assets		(31,198,074)	(3.3)

	Net Assets		$942,943,106	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $872,932,754.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$120,263,492
Gross Unrealized Depreciation	(19,055,066)

Net Unrealized appreciation	$101,208,426

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$930,837,998	$–	$–	$930,837,998
Short-Term Investments	43,131,694	–	171,488	43,303,182

Total Investments, at value	$973,969,692	$–	$171,488	$974,141,180

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 73.2%
		Consumer Discretionary: 9.1%
1,521,500		Carnival Corp.	$57,254,045	1.4

1,468,545	@	Dollar General Corp.	49,768,990	1.2

356,000	@	General Motors Co.	10,808,160	0.3

1,285,300		Kohl's Corp.	64,277,853	1.5

774,600	S	Lowe's Cos., Inc.	18,055,926	0.4

245,500		Mattel, Inc.	6,748,795	0.2

430,600		McDonald's Corp.	36,308,192	0.9

675,400	@	O'Reilly Automotive,
		Inc.	44,245,454	1.1

2,448,227		Time Warner, Inc.	89,042,016	2.1

			376,509,431	9.1

		Consumer Staples: 10.8%
352,900		Colgate-Palmolive Co.	30,846,989	0.7

2,864,184		General Mills, Inc.	106,604,928	2.5

815,900		Kellogg Co.	45,135,588	1.1

2,231,200		PepsiCo, Inc.	157,143,416	3.8

243,300		Philip Morris
		International, Inc.	16,245,141	0.4

1,482,073	S	Procter & Gamble Co.	94,215,381	2.3

			450,191,443	10.8

		Energy: 8.6%
1,297,937		Canadian Natural
		Resources Ltd.	54,331,643	1.3

520,700		Devon Energy Corp.	41,036,367	1.0

1,314,325		El Paso Corp.	26,549,365	0.6

448,500		EOG Resources, Inc.	46,890,675	1.1

3,771,500		Nexen, Inc.	84,858,750	2.1

1,048,874		QEP Resources, Inc.	43,874,399	1.1

1,078,900		Spectra Energy Corp.	29,572,649	0.7

1,487,100	@	Weatherford
		International Ltd.	27,883,125	0.7

			354,996,973	8.6

		Financials: 11.4%
719,200		Allstate Corp.	21,957,176	0.5

1,572,800		AON Corp.	80,684,640	1.9

453,200		Deutsche Boerse AG	34,411,462	0.8

1,140,100		Fifth Third Bancorp.	14,536,275	0.4

236,200		Franklin Resources,
		Inc.	31,010,698	0.7

1,012,710	S	JPMorgan Chase & Co.	41,460,347	1.0

1,238,000		Keycorp	10,312,540	0.3

372,300		Moody's Corp.	14,277,705	0.3

159,600		New York Community
		Bancorp., Inc.	2,392,404	0.1

809,500		SunTrust Bank	20,885,100	0.5

5,291,100		US Bancorp.	134,975,961	3.3

2,355,200	S	Wells Fargo & Co.	66,086,912	1.6

			472,991,220	11.4

		Health Care: 8.5%
455,100	@,S	Covidien PLC	24,224,973	0.6

88,302	@	Henry Schein, Inc.	6,321,540	0.2

136,002	@	Laboratory Corp. of
		America Holdings	13,163,634	0.3

6,855,737	S	Pfizer, Inc.	141,228,182	3.4

222,600		Quest Diagnostics	13,155,660	0.3

2,393,800	@	Thermo Fisher
		Scientific, Inc.	$154,136,782	3.7

			352,230,771	8.5

		Industrials: 9.9%
689,901	@	Cooper Industries PLC	41,166,393	1.0

2,713,862		Danaher Corp.	143,807,547	3.5

532,500		Emerson Electric Co.	29,953,125	0.7

688,900		Illinois Tool Works, Inc.	38,915,961	0.9

2,025,100		Mitsubishi Corp.	50,582,664	1.2

1,192,401		United Technologies
		Corp.	105,539,413	2.6

			409,965,103	9.9

		Information Technology: 11.5%
588,100		Accenture PLC	35,533,002	0.9

681,700	@	Amdocs Ltd.	20,716,863	0.5

93,200	@	Apple, Inc.	31,284,444	0.7

3,706,300		Cisco Systems, Inc.	57,855,343	1.4

241,157	@	Fiserv, Inc.	15,103,663	0.4

78,700	@	Google, Inc. - Class A	39,852,106	1.0

1,215,663		Hewlett-Packard Co.	44,250,133	1.1

433,100		International Business
		Machines Corp.	74,298,305	1.8

20,200		Mastercard, Inc.	6,087,068	0.1

1,389,200		Microsoft Corp.	36,119,200	0.9

2,184,708	@	TE Connectivity Ltd.	80,309,866	1.9

1,063,800		Texas Instruments,
		Inc.	34,924,554	0.8

			476,334,547	11.5

		Materials: 1.4%
606,506		Air Products &
		Chemicals, Inc.	57,969,844	1.4

		Telecommunication Services: 1.7%
2,327,100	S	AT&T, Inc.	73,094,211	1.7

		Utilities: 0.3%
59,000		Entergy Corp.	4,028,520	0.1

122,200		MDU Resources
		Group, Inc.	2,749,500	0.1

85,800		OGE Energy Corp.	4,317,456	0.1

			11,095,476	0.3

	Total Common Stock (Cost $2,613,312,431)
			3,035,379,019	73.2

PREFERRED STOCK: 1.6%
		Consumer Discretionary: 0.8%
354,700		General Motors Co.	17,288,078	0.4

333,900	P	Newell Financial Trust
		I	15,776,775	0.4

			33,064,853	0.8

		Consumer Staples: 0.1%
42	#	HJ Heinz Finance Co.	4,559,625	0.1

		Financials: 0.5%
380,000		Affiliated Managers
		Group, Inc.	18,002,500	0.5

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

PREFERRED STOCK: (continued)
		Financials: (continued)
164	@,P	Federal National
		Mortgage Association -
		Convertible Series
		2004-1	$1,377,600	0.0

2,400		Wells Fargo & Co.	2,544,000	0.0

			21,924,100	0.5

		Utilities: 0.2%
157,300	@	PPL Corp.	8,637,343	0.2

	Total Preferred Stock (Cost $80,318,036)
			68,185,921	1.6

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: 16.7%
		Consumer Discretionary: 8.2%
6,766,000		Cedar Fair LP - TL B,
		4.000%, 12/31/17	6,794,755	0.2

2,250,000	#	Continental Airlines,
		Inc., 6.750%, 09/15/15	2,272,500	0.1

1,442,390		CSC Holdings, Inc.,
		0.936%, 02/24/12	1,441,139	0.0

17,207,681		CSC Holdings, Inc.,
		1.936%, 03/29/16	17,185,277	0.4

1,780,000		Delta Air Lines 2011-1
		Pass Through Trust,
		5.300%, 04/15/19	1,784,450	0.0

11,005,054		DineEquity, Inc. - Term
		B, 4.250%, 10/19/17	11,021,760	0.3

9,750,000		Dollar General Corp.,
		2.936%, 07/07/14	9,766,000	0.2
9,750,000		Dollar General Corp.,
		10.625%, 07/15/15	10,297,862	0.3
1,325,000	&	Dollar General Corp.,
		11.875%, 07/15/17	1,517,125	0.0

4,072,482		Dollar General Corp.,
		2.936%, 07/07/14	4,079,165	0.1

13,765,734		Dunkin Brands, Inc. -
		TL, 4.250%, 11/23/17	13,763,586	0.3

47,255,131		Dunkin Brands, Inc. -
		TL B, 4.250%,
		11/23/17	47,247,759	1.1

17,461,086		Federal Mogul Corp.,
		2.128%, 12/27/15	16,563,079	0.4
27,425,566		Federal Mogul Corp.,
		2.128%, 12/28/15	26,015,097	0.6

2,875,000		Fifth Third Bancorp -
		TL, 4.500%, 11/03/16	2,887,578	0.1

21,924,000	+	Group 1 Automotive,
		Inc., 2.250%, 06/15/36	22,335,075	0.5
4,965,000	#	Group 1 Automotive,
		Inc., 3.000%, 03/15/20	6,212,456	0.2

32,250,000		Intelsat Jackson
		Holdings Ltd., 5.250%,
		04/03/18	32,397,802	0.8

6,100,000		Interactive Data Corp. -
		TL B, 4.750%,
		02/11/18	6,112,865	0.2

9,695,000	L	Lamar Media Corp.,
		9.750%, 04/01/14	11,246,200	0.3

11,628,000		Liberty Media Corp.,
		3.125%, 03/30/23	$13,939,065	0.3

1,650,000		MGM Resorts
		International, 9.000%,
		03/15/20	1,815,000	0.0

2,130,000		MGM Resorts
		International, 10.375%,
		05/15/14	2,428,200	0.1
2,130,000		MGM Resorts
		International, 13.000%,
		11/15/13	2,540,025	0.1

7,034,063		MSCI, Inc. - TL B, –%,
		03/14/17	7,080,959	0.2

5,495,931		Nuveen Investment,
		Inc., 5.807%, 11/13/14	5,505,093	0.1

3,175,000		Penske Auto Group,
		Inc., 7.750%, 12/15/16	3,254,375	0.1

2,700,000	#	Pernod-Ricard SA,
		5.750%, 04/07/21	2,832,454	0.1

9,350,000		Reynolds Group
		Holdings, 4.250%,
		02/09/18	9,311,693	0.2

5,750,000		Rite Aid Corp. - TL 1,
		4.500%, 03/03/18	5,664,647	0.1

2,325,000		SBA Senior Finance -
		TL B, –%, 06/14/18	2,330,812	0.1

2,375,000	#	Sirius XM Radio, Inc.,
		9.750%, 09/01/15	2,624,375	0.1

2,280,000		Time Warner, Inc.,
		5.875%, 11/15/16	2,609,180	0.1

825,000	#	Univision
		Communications, Inc.,
		7.875%, 11/01/20	849,750	0.0

11,307,039		Univision
		Communications, Inc.,
		4.436%, 03/29/17	10,763,532	0.3
5,975,000		Univision
		Communications, Inc.,
		–%, 03/31/17	5,687,794	0.1

6,210,000		US Airways 2010-1
		Class A Pass Through
		Trust, 6.250%,
		04/22/23	6,023,700	0.1
950,000		US Airways 2010-1
		Class B Pass Through
		Trust, 8.500%,
		04/22/17	931,000	0.0

1,450,000		Worldpay, 5.250%,
		08/06/18	1,451,511	0.0

			338,584,695	8.2

		Consumer Staples: 0.1%
3,000,000		Rite Aid Corp.,
		10.375%, 07/15/16	3,202,500	0.1

		Energy: 1.3%
5,800,000		Cleveland Electric
		Illuminating Co/The,
		8.875%, 11/15/18	7,444,178	0.2

11,950,000		Consol Energy, Inc.,
		8.000%, 04/01/17	13,085,250	0.3

3,600,000		Forest Oil Corp.,
		8.500%, 02/15/14	3,924,000	0.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
4,404,000	L	Oil States International,
		Inc., 2.375%, 07/01/25	$11,081,565	0.3

2,170,000		Peabody Energy Corp.,
		6.500%, 09/15/20	2,343,600	0.1

2,080,000		Peabody Energy Corp.,
		7.375%, 11/01/16	2,360,800	0.1

1,125,000		PetroHawk Energy
		Corp., 10.500%,
		08/01/14	1,271,250	0.0

1,715,000		Pride International,
		Inc., 8.500%, 06/15/19	2,165,460	0.0

1,220,000		QEP Resources, Inc.,
		6.800%, 03/01/20	1,282,154	0.0
1,150,000		QEP Resources, Inc.,
		6.875%, 03/01/21	1,219,000	0.0

3,400,000		Quicksilver Resources,
		Inc., 11.750%,
		01/01/16	3,910,000	0.1

2,125,000		Range Resources
		Corp., 8.000%,
		05/15/19	2,316,250	0.1

			52,403,507	1.3

		Financials: 1.5%
7,750,000		CIT Group, Inc.,
		6.250%, 07/27/15	7,810,892	0.2

15,463,000	#	Host Hotels & Resorts
		L.P., 2.625%, 04/15/27	15,540,315	0.4

2,875,000	#	International Lease
		Finance Corp., 6.750%,
		09/01/16	3,076,250	0.1
3,975,000	#	International Lease
		Finance Corp., 7.125%,
		09/01/18	4,273,125	0.1

12,225,000	#	International Lease
		Finance Corp., 6.500%,
		09/01/14	13,019,625	0.3
1,175,000		International Lease
		Finance Corp., 7.000%,
		03/05/16	1,182,973	0.0

5,125,000		Janus Capital Group,
		Inc., 6.700%, 06/15/17	5,625,241	0.1

4,703,629		Nuveen Investments,
		3.307%, 11/09/14	4,651,447	0.1

6,376,680		Pinnacle Foods
		Finance LLC, 2.686%,
		04/02/14	6,336,386	0.2
1,893,832		Pinnacle Foods
		Finance LLC, 6.000%,
		04/02/14	1,908,771	0.0

			63,425,025	1.5

		Health Care: 0.9%
15,250,161		Bausch & Lomb, Inc.,
		3.496%, 01/22/15	15,177,722	0.4

1,230,000		Beckman Coulter, Inc.,
		7.000%, 06/01/19	1,453,831	0.0

20,562,595		HCA, Inc., 1.496%,
		11/18/12	20,454,395	0.5

			37,085,948	0.9

		Industrials: 0.6%
630,000		Actuant Corp., 2.672%,
		11/15/23	$866,250	0.0

1,195,020		American Airlines
		Pass-Through Trust,
		10.375%, 07/02/19	1,380,249	0.0

3,150,000	#	Calpine Corp., 7.500%,
		02/15/21	3,228,750	0.1

2,620,844		Continental Airlines,
		Inc., 9.000%, 07/08/16	3,000,866	0.1

1,108,983		Continental Airlines,
		Inc., 7.250%, 11/10/19	1,194,929	0.0

2,285,656		Delta Airlines, Inc.,
		7.750%, 12/17/19	2,491,365	0.1

3,520,000		RBS Global, Inc. and
		Rexnord Corp.,
		8.500%, 05/01/18	3,735,600	0.1

5,000,000		Rexnord, LLC, 2.813%,
		07/19/13	4,962,500	0.1

4,915,000		Tyco Electronics Group
		S.A., 6.000%, 10/01/12	5,213,173	0.1

			26,073,682	0.6

		Information Technology: 1.6%
10,460,000	#	CC Holdings GS V
		LLC/Crown Castle GS
		III Corp., 7.750%,
		05/01/17	11,375,250	0.3

8,188,125		Fidelity National Title
		Group, Inc., 5.250%,
		06/07/16	8,226,110	0.2

4,350,000	#,L	First Data Corp.,
		7.375%, 06/15/19	4,404,375	0.1

15,842,735		First Data Corp.,
		2.936%, 09/24/14	14,704,039	0.3
16,253,482		First Data Corp.,
		2.936%, 09/24/14	15,085,263	0.4

10,629,000		Xilinx, Inc., 3.125%,
		03/15/37	13,525,402	0.3

			67,320,439	1.6

		Materials: 1.1%
1,325,000		Ball Corp., 7.375%,
		09/01/19	1,454,188	0.0

17,764,273		Georgia-Pacific Corp.,
		2.307%, 12/20/12	17,773,493	0.4

11,114,907		Georgia-Pacific Corp.,
		3.496%, 12/23/14	11,137,292	0.3
2,300,000	#	Georgia-Pacific Corp.,
		8.250%, 05/01/16	2,608,301	0.1
1,477,500		Nalco Co., 1.996%,
		05/01/16	1,472,698	0.0

1,125,000		Silgan Holdings, Inc.,
		7.250%, 08/15/16	1,192,500	0.0

7,101,000		United States Steel
		Corp., 4.000%,
		05/15/14	11,317,219	0.3

			46,955,691	1.1

		Telecommunication Services: 1.1%
3,555,000		American Tower Corp.,
		4.500%, 01/15/18	3,558,324	0.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
Principal				of Net
Amount†			Value	Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
750,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 2.686%,
		09/06/14	$756,375	0.0

49,627		Charter
		Communications,
		2.190%, 03/06/14	49,680	0.0
14,469,690		Charter
		Communications,
		3.500%, 09/06/16	14,442,501	0.4
102,316		Charter
		Communications,
		7.250%, 03/06/14	103,185	0.0

8,150,000		Crown Castle
		International Corp.,
		9.000%, 01/15/15	8,883,500	0.2

4,100,000		Nextel
		Communications, Inc.,
		5.950%, 03/15/14	4,115,375	0.1

2,656,000	L	SBA Communications
		Corp., 1.875%,
		05/01/13	2,931,560	0.1

625,000		SBA
		Telecommunications,
		Inc., 8.250%, 08/15/19	671,875	0.0
825,000		SBA
		Telecommunications,
		Inc., 8.000%, 08/15/16	881,719	0.0

775,000		Sprint Capital Corp.,
		6.900%, 05/01/19	802,125	0.0
7,025,000		Sprint Capital Corp.,
		8.375%, 03/15/12	7,341,125	0.2

			44,537,344	1.1

		Utilities: 0.3%
7,875,000	#	Calpine Construction
		Finance Co. L.P.,
		8.000%, 06/01/16	8,544,375	0.2

2,440,000		Otter Tail Corp.,
		9.000%, 12/15/16	2,720,600	0.1

			11,264,975	0.3

	Total Corporate Bonds/Notes (Cost $638,076,553)		690,853,806	16.7

	Total Long-Term Investments (Cost $3,331,707,020)		3,794,418,746	91.5

				Percentage
				of Net
Shares			Value	Assets

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc: 0.1%
644,128		BNY Mellon Overnight
		Government Fund(1)	644,128	0.0

2,552,122	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	$2,041,698	0.1

	Total Securities Lending Collateral (Cost $3,196,250)		2,685,826	0.1

		Mutual Funds: 8.5%
352,626,358		T. Rowe Price Reserve
		Investment Fund
		(Cost $352,626,358)	352,626,358	8.5

	Total Short-Term Investments (Cost $355,822,608)		355,312,184	8.6

	Total Investments in Securities (Cost $3,687,529,628)*		$4,149,730,930	100.1
	Liabilities in Excess of Other Assets		(4,529,734)	(0.1)

	Net Assets		$4,145,201,196	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $3,709,693,184.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$500,828,138
Gross Unrealized Depreciation	(60,790,392)

Net Unrealized appreciation	$440,037,746

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE CAPITAL APPRECIATION	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active	Significant
	Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs #	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$376,509,431	$–	$–	$376,509,431
Consumer Staples	450,191,443	–	–	450,191,443
Energy	354,996,973	–	–	354,996,973
Financials	438,579,758	34,411,462	–	472,991,220
Health Care	352,230,771	–	–	352,230,771
Industrials	359,382,439	50,582,664	–	409,965,103
Information Technology	476,334,547	–	–	476,334,547
Materials	57,969,844	–	–	57,969,844
Telecommunication Services	73,094,211	–	–	73,094,211
Utilities	11,095,476	–	–	11,095,476

Total Common Stock	2,950,384,893	84,994,126	–	3,035,379,019

Preferred Stock	2,544,000	65,641,921	–	68,185,921
Corporate Bonds/Notes	–	690,853,806	–	690,853,806
Short-Term Investments	353,270,486	–	2,041,698	355,312,184

Total Investments, at value	$3,306,199,379	$841,489,853	$2,041,698	$4,149,730,930

Liabilities Table
Other Financial Instruments+
Written Options	$(10,626,187)	$–	$–	$(10,626,187)

Total Liabilities	$(10,626,187)	$–	$–	$(10,626,187)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2011:
Exchange-Traded Options

	Exercise	Expiration		Premiums
Description/Name of Issuer	Price	Date	# of Contracts	Received	Value

AT&T Corp.	30.00	01/21/12	23,271	$2,654,933	$(4,561,116)
Covidien Ltd.	60.00	10/22/11	1,940	253,941	(67,900)
Covidien Ltd.	60.00	01/21/12	1,898	250,588	(214,474)
International Business Machines Corp.	180.00	01/21/12	1,899	1,112,894	(1,015,965)
JP Morgan Chase & Co.	50.00	01/21/12	8,312	2,191,870	(365,728)
Lowe's Cos., Inc.	30.00	01/21/12	2,976	226,291	(31,248)
Pfizer, Inc.	22.50	01/21/12	29,251	1,945,532	(1,433,299)
Procter & Gamble Co.	65.00	01/21/12	998	232,531	(179,640)
Procter & Gamble Co.	67.50	01/21/12	3,299	475,080	(316,704)
Procter & Gamble Co.	70.00	01/21/12	10,523	1,944,467	(484,058)
United Technologies Corp.	90.00	01/21/12	3,291	1,224,449	(1,464,495)
United Technologies Corp.	97.50	01/21/12	1,193	200,623	(200,424)
Wells Fargo & Co.	35.00	01/21/12	9,098	1,732,994	(291,136)

				$14,446,193	$(10,626,187)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE EQUITY INCOME PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.5%
		Consumer Discretionary: 13.4%
332,600		Cablevision Systems
		Corp.	$12,043,446	0.8

11,600	@	Cablevision Systems
		Corp.	304,500	0.0

346,500		Comcast Corp. – Class
		A	8,780,310	0.5

321,000		Fortune Brands, Inc.	20,470,170	1.3

134,000		General Motors Co.	4,068,240	0.2

140,900		Genuine Parts Co.	7,664,960	0.5

219,500		H&R Block, Inc.	3,520,780	0.2

198,000		Harley-Davidson, Inc.	8,112,060	0.5

604,500		Home Depot, Inc.	21,894,990	1.4

265,600		Macy’s, Inc.	7,766,144	0.5

118,075	@	Madison Square
		Garden, Inc.	3,250,605	0.2

208,725		Marriott International,
		Inc.	7,407,650	0.5

508,400		Mattel, Inc.	13,975,916	0.9

397,900		McGraw-Hill Cos., Inc.	16,675,989	1.0

496,400	@,L	New York Times Co.	4,328,608	0.3

660,000		Staples, Inc.	10,428,000	0.7

18,800		Tiffany & Co.	1,476,176	0.1

604,266		Time Warner, Inc.	21,977,154	1.4

443,600		Walt Disney Co.	17,318,144	1.1

197,900		Whirlpool Corp.	16,093,228	1.0

413,419		WPP PLC	5,179,273	0.3

			212,736,343	13.4

		Consumer Staples: 7.5%
195,900		Archer-Daniels-
		Midland Co.	5,906,385	0.4

578,000		Avon Products, Inc.	16,184,000	1.0

259,200	L	Campbell Soup Co.	8,955,360	0.6

248,000		Clorox Co.	16,725,120	1.0

390,900		ConAgra Foods, Inc.	10,089,129	0.6

32,100		General Mills, Inc.	1,194,762	0.1

292,000		Hershey Co.	16,600,200	1.0

252,900		Kimberly-Clark Corp.	16,833,024	1.1

128,300		McCormick & Co., Inc.	6,359,831	0.4

111,500		Molson Coors Brewing
		Co.	4,988,510	0.3

228,700		PepsiCo, Inc.	16,107,341	1.0

			119,943,662	7.5

		Energy: 13.3%
229,200		Anadarko Petroleum
		Corp.	17,593,392	1.1

78,400		Baker Hughes, Inc.	5,688,704	0.4

253,324		BP PLC ADR	11,219,720	0.7

418,490		Chevron Corp.	43,037,512	2.7

136,600		ConocoPhillips	10,270,954	0.7

78,000	L	Diamond Offshore
		Drilling	5,491,980	0.4

432,624		ExxonMobil Corp.	35,206,941	2.2

299,900		Murphy Oil Corp.	19,691,434	1.2

415,100		Royal Dutch Shell PLC -
		Class A ADR	29,526,063	1.9

221,700		Schlumberger Ltd.	19,154,880	1.2

255,350		Spectra Energy Corp.	6,999,143	0.4

169,000	L	Sunoco, Inc.	$7,048,990	0.4

			210,929,713	13.3

		Financials: 19.2%
490,100		Allstate Corp.	14,962,753	0.9

637,200		American Express Co.	32,943,240	2.1

1,779,819		Bank of America Corp.	19,506,816	1.2

421,600		Bank of New York
		Mellon Corp.	10,801,392	0.7

203,800		Capital One Financial
		Corp.	10,530,346	0.7

107,700		Chubb Corp.	6,743,097	0.4

987,744		JPMorgan Chase &
		Co.	40,438,239	2.6

680,000		Keycorp	5,664,400	0.4

409,000		Legg Mason, Inc.	13,398,840	0.8

359,177		Lincoln National Corp.	10,232,953	0.6

549,200		Marsh & McLennan
		Cos., Inc.	17,129,548	1.1

222,700		Morgan Stanley	5,124,327	0.3

232,000		Northern Trust Corp.	10,662,720	0.7

216,000		NYSE Euronext	7,402,320	0.5

187,900		PNC Financial
		Services Group, Inc.	11,200,719	0.7

768,100		Regions Financial
		Corp.	4,762,220	0.3

675,800		SLM Corp.	11,360,198	0.7

277,500	L	Sun Life Financial, Inc.	8,347,200	0.5

486,200		SunTrust Bank	12,543,960	0.8

831,700		US Bancorp.	21,216,667	1.3

873,300		Wells Fargo & Co.	24,504,798	1.5

271,951		Weyerhaeuser Co.	5,944,849	0.4

			305,421,602	19.2

		Health Care: 5.5%
197,900	@	Amgen, Inc.	11,547,465	0.7

422,600		Bristol-Myers Squibb
		Co.	12,238,496	0.8

190,024		Eli Lilly & Co.	7,131,601	0.4

327,800		Johnson & Johnson	21,805,256	1.4

472,700		Merck & Co., Inc.	16,681,583	1.1

860,076		Pfizer, Inc.	17,717,566	1.1

			87,121,967	5.5

		Industrials: 11.9%
261,600		3M Co.	24,812,760	1.6

213,200		Avery Dennison Corp.	8,235,916	0.5

192,900		Boeing Co.	14,261,097	0.9

183,200		Cooper Industries PLC	10,931,544	0.7

124,400		Emerson Electric Co.	6,997,500	0.4

2,085,100		General Electric Co.	39,324,986	2.5

318,200		Honeywell
		International, Inc.	18,961,538	1.2

352,400		Illinois Tool Works, Inc.	19,907,076	1.3

182,000		ITT Corp.	10,725,260	0.7

106,400		Lockheed Martin Corp.	8,615,208	0.5

586,600		Masco Corp.	7,056,798	0.4

218,500		United Parcel Service,
		Inc. - Class B	15,935,205	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE EQUITY INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
223,800	@,L	USG Corp.	$3,209,292	0.2

			188,974,180	11.9

		Information Technology: 7.0%
297,900		Analog Devices, Inc.	11,659,806	0.7

781,400		Applied Materials, Inc.	10,166,014	0.6

588,900		Cisco Systems, Inc.	9,192,729	0.6

403,300		Computer Sciences
		Corp.	15,309,268	1.0

274,900	@	Electronic Arts, Inc.	6,487,640	0.4

360,400		Harris Corp.	16,239,624	1.0

498,300		Hewlett-Packard Co.	18,138,120	1.2

766,200		Microsoft Corp.	19,921,200	1.3

107,100		Texas Instruments,
		Inc.	3,516,093	0.2

			110,630,494	7.0

		Materials: 5.7%
171,700		EI Du Pont de
		Nemours & Co.	9,280,385	0.6

159,000		International Flavors &
		Fragrances, Inc.	10,214,160	0.6

626,093		International Paper Co.	18,670,093	1.2

286,700		MeadWestvaco Corp.	9,549,977	0.6

235,700		Monsanto Co.	17,097,678	1.1

357,300		Nucor Corp.	14,727,906	0.9

294,400	L	Vulcan Materials Co.	11,343,232	0.7

			90,883,431	5.7

		Telecommunication Services: 4.2%
932,203		AT&T, Inc.	29,280,496	1.8

269,210		CenturyTel, Inc.	10,884,160	0.7

272,584		Telefonica S.A.	6,657,560	0.4

360,750		Verizon
		Communications, Inc.	13,430,723	0.9

2,299,334		Vodafone Group PLC	6,097,034	0.4

			66,349,973	4.2

		Utilities: 7.8%
126,800		CenterPoint Energy,
		Inc.	2,453,580	0.2

416,300		Constellation Energy
		Group, Inc.	15,802,748	1.0

452,600		Duke Energy Corp.	8,522,458	0.5

254,600		Entergy Corp.	17,384,088	1.1

418,400		Exelon Corp.	17,924,256	1.1

162,800		FirstEnergy Corp.	7,187,620	0.5

735,800		NiSource, Inc.	14,899,950	0.9

176,100		Pinnacle West Capital
		Corp.	7,850,538	0.5

267,800		PPL Corp.	7,452,874	0.5

229,000		Progress Energy, Inc.	10,994,290	0.7

177,000		TECO Energy, Inc.	3,343,530	0.2

422,600		Xcel Energy, Inc.	10,269,180	0.6

			124,085,112	7.8

	Total Common Stock
	(Cost $1,335,132,563)		1,517,076,477	95.5

PREFERRED STOCK: 0.8%
		Consumer Discretionary: 0.8%
249,450		General Motors Co.	$12,158,193	0.8

		Total Preferred Stock
		(Cost $12,600,169)	12,158,193	0.8

		Total Long-Term
		Investments
		(Cost $1,347,732,732)	1,529,234,670	96.3

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc: 2.2%
33,462,374		BNY Mellon Overnight
		Government Fund(1)	33,462,374	2.1

2,449,536	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	1,959,629	0.1

		Total Securities Lending
		Collateral
		(Cost $35,911,910)	35,422,003	2.2

		Mutual Funds: 2.0%
31,388,804		T. Rowe Price Reserve
		Investment Fund
		(Cost $31,388,804)	31,388,804	2.0

		Total Short-Term
		Investments
		(Cost $67,300,714)	66,810,807	4.2

		Total Investments in Securities
		(Cost $1,415,033,446)*	$1,596,045,477	100.5
		Liabilities in Excess of Other Assets	(7,329,108)	(0.5)

		Net Assets	$1,588,716,369	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $1,432,215,569.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$270,302,252
Gross Unrealized Depreciation	(106,472,344)

Net Unrealized appreciation	$163,829,908

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE EQUITY INCOME PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$207,557,070	$5,179,273	$–	$212,736,343
Consumer Staples	119,943,662	–	–	119,943,662
Energy	210,929,713	–	–	210,929,713
Financials	305,421,602	–	–	305,421,602
Health Care	87,121,967	–	–	87,121,967
Industrials	188,974,180	–	–	188,974,180
Information Technology	110,630,494	–	–	110,630,494
Materials	90,883,431	–	–	90,883,431
Telecommunication Services	53,595,379	12,754,594	–	66,349,973
Utilities	124,085,112	–	–	124,085,112

Total Common Stock	1,499,142,610	17,933,867	–	1,517,076,477

Preferred Stock	–	12,158,193	–	12,158,193
Short-Term Investments	64,851,178	–	1,959,629	66,810,807

Total Investments, at value	$1,563,993,788	$30,092,060	$1,959,629	$1,596,045,477

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Australia: 0.9%
81,332		WorleyParsons Ltd.	$2,476,315	0.9

		Belgium: 1.2%
55,388		Anheuser-Busch InBev NV	3,214,594	1.2

		Brazil: 8.2%
320,500	L	Banco Santander Brasil SA ADR	3,753,055	1.4

214,000		BM&F Bovespa S.A.	1,415,103	0.5

244,200		Itau Unibanco Holding S.A.	5,662,768	2.1

66,800		Lojas Renner SA	2,547,187	1.0

478,800		PDG Realty SA Empreendimentos e Participacoes	2,696,730	1.0

101,000		Petroleo Brasileiro SA ADR	3,098,680	1.2

96,000		Vale S.A. ADR	2,780,160	1.0

			21,953,683	8.2

		Canada: 3.6%
51,400		Potash Corp. of Saskatchewan	2,929,286	1.1

47,500		Shoppers Drug Mart Corp.	1,955,259	0.7

67,200		Suncor Energy, Inc.	2,627,520	1.0

46,000		Tim Hortons, Inc.	2,245,985	0.8

			9,758,050	3.6

		China: 8.1%
20,200		Baidu.com ADR	2,830,626	1.1

2,100,000	@	China Citic Bank	1,314,696	0.5

2,647,000		China Construction Bank	2,203,588	0.8

1,632,500		China Railway Construction Corp. Ltd	1,369,024	0.5

33,900		Ctrip.com International Ltd. ADR ADR	1,460,412	0.5

150,500		Hengan International Group Co., Ltd.	1,353,306	0.5

15,500		New Oriental Education & Technology Group ADR	1,731,660	0.7

1,835,000		Parkson Retail Group Ltd.	2,692,871	1.0

136,500		Ping An Insurance Group Co. of China Ltd.	1,415,734	0.5

435,600	@	Shanghai Pharmaceuticals Holding Co. Ltd.	1,172,728	0.4

7,100	L	Sina Corp.	739,110	0.3

65,900		Tencent Holdings Ltd.	1,798,569	0.7

1,656,000		Want Want China Holdings Ltd.	1,610,036	0.6

			21,692,360	8.1

		Denmark: 2.0%
24,887		Carlsberg A/S	2,709,768	1.0

20,662		Novo-Nordisk A/S	$2,588,522	1.0

			5,298,290	2.0

		France: 8.3%
60,800		Accor S.A.	2,720,058	1.0

22,187		Air Liquide	3,178,577	1.2

210,093		AXA S.A.	4,769,173	1.8

37,792		Groupe Danone	2,821,308	1.1

33,662		Pernod-Ricard S.A.	3,319,968	1.2

19,588		Schneider Electric S.A.	3,270,663	1.2

35,878		Societe Generale	2,124,925	0.8

			22,204,672	8.3

		Germany: 5.3%
25,841		Brenntag AG	3,005,553	1.1

29,611		Deutsche Boerse AG	2,248,362	0.8

31,420		Fresenius AG	3,279,659	1.2

43,997		Henkel KGaA - Vorzug	3,059,488	1.2

15,046		Linde AG	2,639,781	1.0

			14,232,843	5.3

		Hong Kong: 2.8%
741,400		AIA Group Ltd.	2,580,834	0.9

298,500		Beijing Enterprises Holdings Ltd.	1,560,008	0.6

549,000		Kerry Properties Ltd.	2,653,567	1.0

424,000		Li & Fung Ltd.	847,444	0.3

			7,641,853	2.8

		India: 2.1%
45,487		Axis Bank Ltd. GDR	1,324,126	0.5

33,000	L	Infosys Technologies Ltd. ADR	2,152,590	0.8

50,556	#	Reliance Industries Ltd.GDR	2,030,857	0.8

			5,507,573	2.1

		Indonesia: 0.9%
1,499,500		Bank Mandiri Persero TBK PT	1,263,016	0.5

953,000	@	Sarana Menara Nusantara PT	1,189,097	0.4

			2,452,113	0.9

		Ireland: 1.0%
45,300		Accenture PLC	2,737,026	1.0

		Israel: 0.5%
29,400		Teva Pharmaceutical Industries Ltd. ADR	1,417,668	0.5

		Italy: 0.6%
244,600		Prada SpA	1,475,766	0.6

		Japan: 11.5%
5,600		Fanuc Ltd.	936,449	0.3

90,700		Honda Motor Co., Ltd.	3,494,393	1.3

150		Inpex Holdings, Inc.	1,108,978	0.4

3,049		Jupiter Telecommunications Co.	3,411,145	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
159,000		Kirin Brewery Co., Ltd.	$2,216,607	0.8

117,000		Mitsubishi Corp.	2,922,410	1.1

178,700		Mitsui & Co., Ltd.	3,089,745	1.2

106,000		Mitsui Fudosan Co.,Ltd.	1,825,627	0.7

50,600		Nippon Telegraph &Telephone Corp.	2,440,530	0.9

46,700		Softbank Corp.	1,768,636	0.7

149,300		Sony Financial Holdings, Inc.	2,699,284	1.0

50,200		Tokyo Electron Ltd.	2,745,080	1.0

52,000		Toyota Motor Corp.	2,141,318	0.8

			30,800,202	11.5

		Mexico: 1.6%
35,600		America Movil SA de CV - Series L ADR ADR	1,918,128	0.7

62,900	@	Fresnillo PLC	1,416,929	0.5

342,500		Wal-Mart de Mexico SA de CV	1,016,516	0.4

			4,351,573	1.6

		Netherlands: 2.5%
41,271		ASML Holding NV	1,522,280	0.6

143,595		Royal Dutch Shell PLC - Class B	5,124,343	1.9

			6,646,623	2.5

		Portugal: 1.2%
164,771		Jeronimo Martins	3,164,556	1.2

		Russia: 0.5%
44,623		Magnit OAO GDR	1,402,298	0.5

		South Korea: 2.3%
2,737		E-Mart Co. Ltd.	626,794	0.2

10,031		NHN Corp.	1,778,364	0.7

4,926		Samsung Electronics Co., Ltd.	3,828,632	1.4

			6,233,790	2.3

		Spain: 2.5%
245,681		Banco Santander Central Hispano S.A.	2,830,296	1.1

10,176		Inditex S.A.	927,179	0.3

125,526		Telefonica S.A.	3,065,832	1.1

			6,823,307	2.5

		Sweden: 1.5%
67,800		Assa Abloy AB	1,822,344	0.7

82,298		Atlas Copco AB - Class A	2,167,429	0.8

			3,989,773	1.5

		Switzerland: 7.9%
77,533		ABB Ltd.	2,014,486	0.7

58,894		Compagnie Financiere Richemont S.A.	3,859,503	1.4

108,793		Credit Suisse Group	4,239,906	1.6

52,782		Julius Baer Group Ltd.	2,180,321	0.8

20,516		Kuehne & Nagel International AG	3,116,893	1.2

49,696		Nestle S.A.	$3,092,510	1.2

1,142		SGS S.A.	2,169,271	0.8

7,200		Sonova Holding AG -Reg	672,257	0.2

			21,345,147	7.9

		Taiwan: 0.8%
862,000		Synnex Technology International Corp.	2,095,754	0.8

		Turkey: 0.3%
192,403		Turkiye Garanti Bankasi A/S	873,087	0.3

		United Arab Emirates: 0.5%
105,000		DP World Ltd.	1,289,400	0.5

		United Kingdom: 17.0%
72,375		Anglo American PLC	3,589,375	1.3

128,411		Antofagasta PLC	2,873,610	1.1

87,789		BG Group PLC	1,993,337	0.7

60,523		BHP Billiton PLC	2,378,186	0.9

116,329		British Sky Broadcasting PLC	1,579,300	0.6

185,747		Capita Group PLC	2,133,378	0.8

391,045		Compass Group PLC	3,770,528	1.4

154,500		Experian Group Ltd.	1,968,015	0.7

246,457		HSBC Holdings PLC	2,443,564	0.9

34,700		Intertek Group PLC	1,099,713	0.4

346,657		Kingfisher PLC	1,489,101	0.6

22,641,312		Rolls-Royce Group PLC	36,338	0.0

220,849		Rolls-Royce Holdings PLC	2,287,098	0.9

231,385		Serco Group PLC	2,052,516	0.8

126,529		Standard Chartered PLC	3,323,634	1.2

712,951		Tesco PLC	4,606,378	1.7

111,545		Tullow Oil PLC	2,221,328	0.8

463,982		WPP PLC	5,812,721	2.2

			45,658,120	17.0

		United States: 3.0%
86,000		Carnival Corp.	3,236,180	1.2

41,100	@,L	Liberty Global, Inc.	1,851,144	0.7

34,200		Schlumberger Ltd.	2,954,880	1.1

			8,042,204	3.0

		Total Common Stock
		(Cost $256,258,210)	264,778,640	98.6

RIGHTS: 0.0%
		China: 0.0%
420,000	@	China Citic Bank Corp. Ltd	45,666	0.0

		Total Rights
		(Cost $–)	45,666	0.0

		Total Long-Term Investments
		(Cost $256,258,210)	264,824,306	98.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateralcc: 5.0%
12,738,385		BNY Mellon Overnight Government Fund(1)	$12,738,385	4.7

901,350	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	721,080	0.3

		Total Securities Lending Collateral
		(Cost $13,639,735)	13,459,465	5.0

		Mutual Funds: 0.8%
2,229,604		T. Rowe Price Reserve Investment Fund
		(Cost $2,229,604)	2,229,604	0.8

		Total Short-Term Investments
		(Cost $15,869,339)	15,689,069	5.8

		Total Investments in Securities
		(Cost $272,127,549)*	$280,513,375	104.4
		Liabilities in Excess of Other Assets	(11,879,041)	(4.4)

		Net Assets	$268,634,334	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $272,881,326.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,083,655
Gross Unrealized Depreciation	(8,451,606)

Net Unrealized appreciation	$7,632,049

Industry	Percentage of Net Assets

Consumer Discretionary	19.4%
Consumer Staples	12.8
Energy	8.8
Financials	19.7
Health Care	3.3
Industrials	14.7
Information Technology	8.4%
Materials	8.1
Rights	0.0
Telecommunication Services	3.4
Short-Term Investments	5.8
Other Assets and Liabilities - Net	(4.4)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Australia	$–	$2,476,315	$–	$2,476,315
Belgium	–	3,214,594	–	3,214,594
Brazil	21,953,683	–	–	21,953,683
Canada	9,758,050	–	–	9,758,050
China	7,934,536	13,757,824	–	21,692,360
Denmark	–	5,298,290	–	5,298,290
France	–	22,204,672	–	22,204,672
Germany	–	14,232,843	–	14,232,843
Hong Kong	–	7,641,853	–	7,641,853
India	3,476,716	2,030,857	–	5,507,573
Indonesia	1,189,097	1,263,016	–	2,452,113
Ireland	2,737,026	–	–	2,737,026
Israel	1,417,668	–	–	1,417,668
Italy	1,475,766	–	–	1,475,766
Japan	–	30,800,202	–	30,800,202
Mexico	2,934,644	1,416,929	–	4,351,573
Netherlands	–	6,646,623	–	6,646,623
Portugal	–	3,164,556	–	3,164,556
Russia	–	1,402,298	–	1,402,298
South Korea	626,794	5,606,996	–	6,233,790
Spain	–	6,823,307	–	6,823,307
Sweden	–	3,989,773	–	3,989,773
Switzerland	672,257	20,672,890	–	21,345,147
Taiwan	–	2,095,754	–	2,095,754
Turkey	–	873,087	–	873,087
United Arab Emirates	1,289,400	–	–	1,289,400
United Kingdom	–	45,658,120	–	45,658,120
United States	8,042,204	–	–	8,042,204

Total Common Stock	63,507,841	201,270,799	–	264,778,640

Rights	–	45,666	–	45,666
Short-Term Investments	14,967,989	–	721,080	15,689,069

Total Investments, at value	$78,475,830	$201,316,465	$721,080	$280,513,375

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11)	$–	$(11)

Total Liabilities	$–	$(11)	$–	$(11)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T.ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New
York Mellon Corp.	Hong Kong Sar Dollar	219,466	Sell	07/06/11	$28,193	$28,204	$(11)

							$(11)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 98.0%
		Austria: 0.5%
229,810		Telekom Austria AG	$2,932,695	0.5

		Bermuda: 0.6%
52,820		RenaissanceRe
		Holdings Ltd.	3,694,759	0.6

		Brazil: 0.8%
55,330		Petroleo Brasileiro SA
		ADR	1,697,524	0.3

111,130		Vale S.A. ADR	3,218,325	0.5

			4,915,849	0.8

		China: 0.5%
165,500		China Mobile Ltd.	1,540,769	0.2

25,000	L	China Telecom Corp.,
		Ltd. ADR ADR	1,636,250	0.3

			3,177,019	0.5

		France: 8.1%
54,190		Alstom	3,337,835	0.5

183,524		AXA S.A.	4,166,049	0.7

56,312		Cie Generale des
		Etablissements Michelin	5,515,215	0.9

290,480		France Telecom S.A.	6,176,655	1.0

178,760		Sanofi-Aventis	14,379,653	2.4

165,330		Total S.A.	9,558,357	1.6

217,790		Vivendi	6,070,486	1.0

			49,204,250	8.1

		Germany: 5.4%
145,080		Deutsche Lufthansa AG	3,160,028	0.5

162,440		Deutsche Post AG	3,122,871	0.5

37,540		Merck KGaA	4,081,718	0.7

33,920		Muenchener
		Rueckversicherungs AG	5,178,090	0.8

109,820		SAP AG	6,658,240	1.1

80,700		Siemens AG	11,089,929	1.8

			33,290,876	5.4

		Hong Kong: 1.6%
655,800	@	AIA Group Ltd.	2,282,858	0.4

229,000		Cheung Kong Holdings
		Ltd.	3,362,874	0.5

285,500		Swire Pacific Ltd.	4,203,399	0.7

			9,849,131	1.6

		India: 0.6%
76,440		ICICI Bank Ltd. ADR	3,768,492	0.6

		Ireland: 2.2%
113,920		Accenture PLC	6,883,047	1.1

291,218		CRH PLC	6,491,848	1.1

			13,374,895	2.2

		Italy: 2.1%
259,567		ENI S.p.A.	6,151,503	1.0

1,120,867		Intesa Sanpaolo S.p.A.	2,984,637	0.5

1,687,948		UniCredito Italiano
		S.p.A.	3,572,929	0.6

			12,709,069	2.1

		Japan: 4.7%
44,800		East Japan Railway Co.	$2,565,733	0.4

158,100		Itochu Corp.	1,644,375	0.3

381,500		Konica Minolta
		Holdings, Inc.	3,186,474	0.5

1,283,000		Mazda Motor Corp.	3,380,963	0.6

13,800		Nintendo Co., Ltd.	2,591,478	0.4

342,600		Nissan Motor Co., Ltd.	3,600,456	0.6

658,400		Nomura Holdings, Inc.	3,249,001	0.5

136,700		Toyota Motor Corp.	5,629,195	0.9

35,580		USS Co., Ltd.	2,760,072	0.5

			28,607,747	4.7

		Netherlands: 3.7%
78,650		Randstad Holdings NV	3,636,630	0.6

289,237		Royal Dutch Shell PLC -
		Class B	10,321,735	1.7

3,471		Royal Dutch Shell PLC -
		Class A	123,511	0.0

229,060		Koninklijke Philips
		Electronics NV	5,886,889	0.9

110,348		SBM Offshore NV	2,917,678	0.5

			22,886,443	3.7

		Norway: 0.6%
152,630		Statoil ASA	3,863,983	0.6

		Russia: 0.7%
281,400		Gazprom OAO ADR	4,102,812	0.7

		Singapore: 2.7%
313,980		DBS Group Holdings
		Ltd.	3,755,913	0.6

570,980	@	Flextronics International
		Ltd.	3,665,692	0.6

3,607,000		Singapore
		Telecommunications
		Ltd.	9,297,174	1.5

			16,718,779	2.7

		South Korea: 2.3%
85,760		KB Financial Group, Inc.	4,076,864	0.7

12,787		Samsung Electronics
		Co., Ltd.	9,938,432	1.6

			14,015,296	2.3

		Spain: 1.5%
36,006		Inditex S.A.	3,280,662	0.6

233,371		Telefonica S.A.	5,699,826	0.9

			8,980,488	1.5

		Sweden: 0.8%
352,208		Telefonaktiebolaget LM
		Ericsson	5,070,212	0.8

		Switzerland: 7.0%
65,450		ACE Ltd.	4,307,919	0.7

28,350		Adecco S.A.	1,819,654	0.3

74,620		Credit Suisse Group	2,908,108	0.5

43,430		Lonza Group AG	3,402,441	0.5

81,100		Nestle S.A.	5,046,735	0.8

146,200		Novartis AG	8,960,177	1.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
50,040		Roche Holding AG -
		Genusschein	$8,377,735	1.4

92,890		Swiss Re Ltd.	5,215,982	0.9

134,310	@	UBS AG - Reg	2,451,100	0.4

			42,489,851	7.0

		Taiwan: 1.1%
548,998		Taiwan Semiconductor
		Manufacturing Co., Ltd.
		ADR	6,922,865	1.1

		Turkey: 0.5%
221,600		Turkcell Iletisim Hizmet
		AS ADR ADR	3,002,680	0.5

		United Kingdom: 12.1%
1,091,710		Aviva PLC	7,684,622	1.3

530,620		BAE Systems PLC	2,714,480	0.4

1,022,410		BP PLC	7,528,024	1.2

147,170		Carillion PLC	888,411	0.1

487,340		Compass Group PLC	4,699,022	0.8

478,880		GlaxoSmithKline PLC	10,264,472	1.7

549,473		HSBC Holdings PLC	5,464,448	0.9

518,380	@	International
		Consolidated Airlines
		Group SA	2,116,047	0.4

1,458,820		Kingfisher PLC	6,266,511	1.0

219,920		Pearson PLC	4,160,296	0.7

530,341	@	Rentokil Initial PLC	809,152	0.1

778,460		Tesco PLC	5,029,632	0.8

5,059,867		Vodafone Group PLC	13,417,008	2.2

87,931		Wolseley PLC	2,870,211	0.5

			73,912,336	12.1

		United States: 37.9%
53,800		Abbott Laboratories	2,830,956	0.5

163,540		Alcoa, Inc.	2,593,744	0.4

119,120		American Express Co.	6,158,504	1.0

246,550		Amgen, Inc.	14,386,192	2.4

84,900		Baker Hughes, Inc.	6,160,344	1.0

228,360		Bank of America Corp.	2,502,826	0.4

26,070	@	Biogen Idec, Inc.	2,787,404	0.5

514,160	@	Brocade
		Communications
		Systems, Inc.	3,321,474	0.5

56,130		Chevron Corp.	5,772,409	0.9

372,950		Cisco Systems, Inc.	5,821,750	1.0

83,290		Citigroup, Inc.	3,468,196	0.6

480,640		Comcast Corp. – Class
		A	12,179,418	2.0

55,370		Covidien PLC	2,947,345	0.5

175,615		CVS Caremark Corp.	6,599,612	1.1

153,920		Dell, Inc.	2,565,846	0.4

57,410		FedEx Corp.	5,445,338	0.9

357,610		General Electric Co.	6,744,525	1.1

117,120		Halliburton Co.	5,973,120	1.0

71,240		Home Depot, Inc.	2,580,313	0.4

71,820		JPMorgan Chase & Co.	2,940,311	0.5

144,030		Medtronic, Inc.	5,549,476	0.9

190,820		Merck & Co., Inc.	6,734,038	1.1

503,450		Microsoft Corp.	13,089,700	2.1

112,240		Morgan Stanley	$2,582,642	0.4

648,420		News Corp. - Class A	11,477,034	1.9

115,880	@	Noble Corp.	4,566,831	0.7

276,640		Oracle Corp.	9,104,222	1.5

585,310		Pfizer, Inc.	12,057,386	2.0

213,670		Progressive Corp.	4,568,265	0.8

117,220		Quest Diagnostics	6,927,702	1.1

202,040	@	Seagate Technology,
		Inc.	3,264,966	0.5

1,002,677	@	Sprint Nextel Corp.	5,404,429	0.9

62,540		Target Corp.	2,933,751	0.5

118,460		TE Connectivity Ltd.	4,354,590	0.7

71,822		Time Warner Cable, Inc.	5,604,989	0.9

127,003		Time Warner, Inc.	4,619,099	0.8

103,370		Tyco International Ltd.	5,109,579	0.8

90,690		United Parcel Service,
		Inc. - Class B	6,614,022	1.1

177,880		Viacom - Class B	9,071,880	1.5

100,830		Walt Disney Co.	3,936,403	0.6

			231,350,631	37.9

	Total Common Stock (Cost $582,278,514)		598,841,158	98.0

				Percentage
Principal				of Net
Amount†			Value	Assets

SHORT-TERM INVESTMENTS: 2.7%
		U.S. Government Agency Obligations: 1.4%
8,500,000	Z	Federal Home Loan
		Bank Discount Notes,
		0.100%, 07/01/11
		(Cost $8,500,000)	8,500,000	1.4

				Percentage
				of Net
Shares			Value	Assets

		Securities Lending Collateralcc: 1.3%
7,327,227		BNY Mellon Overnight
		Government Fund(1)	7,327,227	1.2

721,212	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	576,969	0.1

	Total Securities Lending Collateral (Cost $8,048,439)		7,904,196	1.3

	Total Short-Term Investments (Cost $16,548,439)		16,404,196	2.7

	Total Investments in Securities (Cost $598,826,953)*		$615,245,354	100.7
	Liabilities in Excess of Other Assets		(4,537,995)	(0.7)

	Net Assets		$610,707,359	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $600,961,786.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$89,098,601
Gross Unrealized Depreciation	(74,815,033)

Net Unrealized appreciation	$14,283,568

Percentage
Industry	of Net Assets

Consumer Discretionary	16.2%
Consumer Staples	2.7
Energy	11.2
Financials	15.6
Health Care	17.2
Industrials	11.2
Information Technology	13.9
Materials	2.0
Telecommunication Services	8.0
U.S. Government Agency Obligations	1.4
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(0.7)

Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active	Significant
	Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs #	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2011

Asset Table
Investments, at value
Common Stock
Austria	$2,932,695	$–	$–	$2,932,695
Bermuda	3,694,759	–	–	3,694,759
Brazil	4,915,849	–	–	4,915,849
China	1,636,250	1,540,769	–	3,177,019
France	–	49,204,250	–	49,204,250
Germany	–	33,290,876	–	33,290,876
Hong Kong	–	9,849,131	–	9,849,131
India	3,768,492	–	–	3,768,492
Ireland	6,883,047	6,491,848	–	13,374,895
Italy	–	12,709,069	–	12,709,069
Japan	–	28,607,747	–	28,607,747
Netherlands	–	22,886,443	–	22,886,443
Norway	–	3,863,983	–	3,863,983
Russia	4,102,812	–	–	4,102,812

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active	Significant
	Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs #	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2011

Singapore	$3,665,692	$13,053,087	$–	$16,718,779
South Korea	–	14,015,296	–	14,015,296
Spain	–	8,980,488	–	8,980,488
Sweden	–	5,070,212	–	5,070,212
Switzerland	9,523,901	32,965,950	–	42,489,851
Taiwan	6,922,865	–	–	6,922,865
Turkey	3,002,680	–	–	3,002,680
United Kingdom	–	73,912,336	–	73,912,336
United States	231,350,631	–	–	231,350,631

Total Common Stock	282,399,673	316,441,485	–	598,841,158

Short-Term Investments	7,327,227	8,500,000	576,969	16,404,196

Total Investments, at value	$289,726,900	$324,941,485	$576,969	$615,245,354

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 10.4%
26,600		Abercrombie & Fitch Co.	$1,780,072	0.0

108,385		Amazon.com, Inc.	22,163,649	0.6

36,926		Apollo Group, Inc. - Class
		A	1,612,928	0.0

19,330	L	Autonation, Inc.	707,671	0.0

7,667		Autozone, Inc.	2,260,615	0.1

75,624		Bed Bath & Beyond, Inc.	4,414,173	0.1

97,855		Best Buy Co., Inc.	3,073,626	0.1

22,812		Big Lots, Inc.	756,218	0.0

69,800		Cablevision Systems
		Corp.	2,527,458	0.1

68,500		Carmax, Inc.	2,265,295	0.1

131,015		Carnival Corp.	4,930,094	0.1

202,950		CBS Corp. - Class B	5,782,045	0.2

9,400		Chipotle Mexican Grill,
		Inc.	2,896,986	0.1

89,115		Coach, Inc.	5,697,122	0.2

839,363		Comcast Corp. – Class A	21,269,458	0.6

41,369	L	Darden Restaurants, Inc.	2,058,521	0.1

18,600		DeVry, Inc.	1,099,818	0.0

233,020		DIRECTV	11,842,076	0.3

84,500		Discovery
		Communications, Inc. -
		Class A	3,461,120	0.1

85,315		D.R. Horton, Inc.	982,829	0.0

60,600		Expedia, Inc.	1,756,794	0.0

37,143		Family Dollar Stores, Inc.	1,952,236	0.1

1,152,468		Ford Motor Co.	15,892,534	0.4

46,828		Fortune Brands, Inc.	2,986,222	0.1

42,900	L	GameStop Corp.	1,144,143	0.0

72,923		Gannett Co., Inc.	1,044,257	0.0

118,612		Gap, Inc.	2,146,877	0.1

47,767	L	Genuine Parts Co.	2,598,525	0.1

74,062	@	Goodyear Tire & Rubber
		Co.	1,242,020	0.0

92,618		H&R Block, Inc.	1,485,593	0.0

71,690		Harley-Davidson, Inc.	2,937,139	0.1

21,260		Harman International
		Industries, Inc.	968,818	0.0

41,323		Hasbro, Inc.	1,815,319	0.1

483,100	S	Home Depot, Inc.	17,497,882	0.5

91,030		International Game
		Technology	1,600,307	0.0

148,325		Interpublic Group of Cos.,
		Inc.	1,854,063	0.1

64,722		JC Penney Co., Inc.	2,235,498	0.1

205,846		Johnson Controls, Inc.	8,575,544	0.2

85,253		Kohl’s Corp.	4,263,503	0.1

43,311	L	Leggett & Platt, Inc.	1,055,922	0.0

48,775		Lennar Corp.	885,266	0.0

395,052		Lowe’s Cos., Inc.	9,208,662	0.2

76,538		Limited Brands, Inc.	2,942,886	0.1

129,459		Macy’s, Inc.	3,785,381	0.1

86,119	L	Marriott International, Inc.	3,056,363	0.1

105,500		Mattel, Inc.	2,900,195	0.1

314,856	S	McDonald’s Corp.	26,548,658	0.7

92,497		McGraw-Hill Cos., Inc.	3,876,549	0.1

13,200	L	NetFlix, Inc.	3,467,508	0.1

88,353		Newell Rubbermaid, Inc.	1,394,210	0.0

693,425	S	News Corp. - Class A	12,273,623	0.3

115,070		Nike, Inc.	$10,353,999	0.3

50,869		Nordstrom, Inc.	2,387,791	0.1

85,262	L	Omnicom Group	4,106,218	0.1

41,800	L	O’Reilly Automotive, Inc.	2,738,318	0.1

19,500		Polo Ralph Lauren Corp.	2,585,895	0.1

15,100	L	Priceline.com, Inc.	7,730,143	0.2

102,172	S	Pulte Homes, Inc.	782,638	0.0

35,500		Ross Stores, Inc.	2,844,260	0.1

27,500		Scripps Networks
		Interactive - Class A	1,344,200	0.0

13,082	@,L	Sears Holding Corp.	934,578	0.0

216,419		Staples, Inc.	3,419,420	0.1

227,451		Starbucks Corp.	8,982,040	0.2

59,224		Starwood Hotels &
		Resorts Worldwide, Inc.	3,318,913	0.1

209,149		Target Corp.	9,811,180	0.3

38,768		Tiffany & Co.	3,044,063	0.1

102,119		Time Warner Cable, Inc.	7,969,367	0.2

324,951	S	Time Warner, Inc.	11,818,468	0.3

117,205		TJX Cos., Inc.	6,156,779	0.2

37,800	L	Urban Outfitters, Inc.	1,064,070	0.0

26,551		VF Corp.	2,882,377	0.1

177,520		Viacom - Class B	9,053,520	0.2

573,549		Walt Disney Co.	22,391,353	0.6

1,540	L	Washington Post	645,183	0.0

23,156		Whirlpool Corp.	1,883,046	0.1

51,534		Wyndham Worldwide
		Corp.	1,734,119	0.0

23,100		Wynn Resorts Ltd.	3,315,774	0.1

141,310		Yum! Brands, Inc.	7,805,964	0.2

			388,077,947	10.4

		Consumer Staples: 10.4%
635,192		Altria Group, Inc.	16,775,421	0.4

206,980		Archer-Daniels-Midland
		Co.	6,240,447	0.2

130,503		Avon Products, Inc.	3,654,084	0.1

31,268		Brown-Forman Corp.	2,335,407	0.1

55,400		Campbell Soup Co.	1,914,070	0.1

40,427		Clorox Co.	2,726,397	0.1

694,647	S	Coca-Cola Co.	46,742,797	1.3

98,612		Coca-Cola Enterprises,
		Inc.	2,877,498	0.1

148,375		Colgate-Palmolive Co.	12,969,459	0.3

124,100		ConAgra Foods, Inc.	3,203,021	0.1

54,265		Constellation Brands, Inc.	1,129,797	0.0

132,600		Costco Wholesale Corp.	10,772,424	0.3

411,447		CVS Caremark Corp.	15,462,178	0.4

55,620		Dean Foods Co.	682,457	0.0

67,200		Dr. Pepper Snapple
		Group, Inc.	2,817,696	0.1

34,585		Estee Lauder Cos., Inc.	3,637,996	0.1

193,714		General Mills, Inc.	7,210,035	0.2

46,504		Hershey Co.	2,643,752	0.1

97,681		HJ Heinz Co.	5,204,444	0.1

42,100		Hormel Foods Corp.	1,255,001	0.0

35,150		JM Smucker Co.	2,686,866	0.1

75,980		Kellogg Co.	4,203,214	0.1

119,237		Kimberly-Clark Corp.	7,936,415	0.2

533,400		Kraft Foods, Inc.	18,791,682	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
183,992		Kroger Co.	$4,563,002	0.1

43,606		Lorillard, Inc.	4,747,385	0.1

40,168		McCormick & Co., Inc.	1,991,128	0.1

62,000		Mead Johnson Nutrition
		Co.	4,188,100	0.1

48,186		Molson Coors Brewing
		Co.	2,155,842	0.1

479,640		PepsiCo, Inc.	33,781,045	0.9

539,592	S	Philip Morris International,
		Inc.	36,028,558	1.0

847,027		Procter & Gamble Co.	53,845,506	1.4

102,544		Reynolds American, Inc.	3,799,255	0.1

107,406		Safeway, Inc.	2,510,078	0.1

177,584		Sara Lee Corp.	3,372,320	0.1

64,333		Supervalu, Inc.	605,373	0.0

177,054		Sysco Corp.	5,520,544	0.1

91,020		Tyson Foods, Inc.	1,767,608	0.0

277,767		Walgreen Co.	11,793,987	0.3

579,573	S	Wal-Mart Stores, Inc.	30,798,509	0.8

45,300		Whole Foods Market, Inc.	2,874,285	0.1

			388,215,083	10.4

		Energy: 12.4%
68,779		Alpha Natural Resources,
		Inc.	3,125,318	0.1

150,978		Anadarko Petroleum
		Corp.	11,589,071	0.3

116,311		Apache Corp.	14,351,614	0.4

131,851	S	Baker Hughes, Inc.	9,567,109	0.2

31,700		Cabot Oil & Gas Corp.	2,102,027	0.1

74,400		Cameron International
		Corp.	3,741,576	0.1

199,600		Chesapeake Energy
		Corp.	5,926,124	0.2

609,985		Chevron Corp.	62,730,857	1.7

428,944		ConocoPhillips	32,252,299	0.9

68,795		Consol Energy, Inc.	3,335,182	0.1

120,500		Denbury Resources, Inc.	2,410,000	0.1

128,399		Devon Energy Corp.	10,119,125	0.3

21,100	L	Diamond Offshore Drilling	1,485,651	0.0

233,304		El Paso Corp.	4,712,741	0.1

81,422		EOG Resources, Inc.	8,512,670	0.2

45,300		EQT Corp.	2,379,156	0.1

1,494,735	S	ExxonMobil Corp.	121,641,534	3.2

72,900		FMC Technologies, Inc.	3,265,191	0.1

277,642		Halliburton Co.	14,159,742	0.4

32,500		Helmerich & Payne, Inc.	2,148,900	0.1

91,730		Hess Corp.	6,857,735	0.2

216,034	S	Marathon Oil Corp.	11,380,671	0.3

58,705		Murphy Oil Corp.	3,854,570	0.1

87,212		Nabors Industries Ltd.	2,148,904	0.1

128,400		National Oilwell Varco,
		Inc.	10,042,164	0.3

40,100		Newfield Exploration Co.	2,727,602	0.1

76,500		Noble Corp.	3,014,865	0.1

53,500		Noble Energy, Inc.	4,795,205	0.1

246,639	S	Occidental Petroleum
		Corp.	25,660,322	0.7

82,120		Peabody Energy Corp.	4,837,689	0.1

35,400		Pioneer Natural
		Resources Co.	3,170,778	0.1

53,600		QEP Resources, Inc.	$2,242,088	0.1

48,700		Range Resources Corp.	2,702,850	0.1

38,672		Rowan Cos., Inc.	1,500,860	0.0

411,780	S	Schlumberger Ltd.	35,577,792	0.9

105,600		Southwestern Energy Co.	4,528,128	0.1

197,221		Spectra Energy Corp.	5,405,828	0.1

36,788	L	Sunoco, Inc.	1,534,428	0.0

43,600		Tesoro Corp.	998,876	0.0

173,006		Valero Energy Corp.	4,423,763	0.1

178,486		Williams Cos., Inc.	5,399,202	0.1

			462,360,207	12.4

		Financials: 14.7%
102,400		ACE Ltd.	6,739,968	0.2

141,891		Aflac, Inc.	6,623,472	0.2

158,703		Allstate Corp.	4,845,203	0.1

317,374		American Express Co.	16,408,236	0.4

132,339	L	American International
		Group, Inc.	3,880,179	0.1

73,558		Ameriprise Financial, Inc.	4,242,825	0.1

100,292		AON Corp.	5,144,980	0.1

36,228		Apartment Investment &
		Management Co.	924,901	0.0

29,300		Assurant, Inc.	1,062,711	0.0

26,504		AvalonBay Communities,
		Inc.	3,403,114	0.1

3,074,698	S	Bank of America Corp.	33,698,690	0.9

376,762		Bank of New York Mellon
		Corp.	9,652,642	0.3

211,343		BB&T Corp.	5,672,446	0.2

525,300	S	Berkshire Hathaway, Inc.	40,652,967	1.1

29,200		Blackrock, Inc.	5,600,852	0.1

44,195		Boston Properties, Inc.	4,691,741	0.1

141,156	S	Capital One Financial
		Corp.	7,293,531	0.2

88,600		CB Richard Ellis Group,
		Inc.	2,224,746	0.1

303,943		Charles Schwab Corp.	4,999,862	0.1

88,787		Chubb Corp.	5,558,954	0.1

49,429		Cincinnati Financial Corp.	1,442,338	0.0

886,280		Citigroup, Inc.	36,904,699	1.0

20,370		CME Group, Inc.	5,939,688	0.2

53,589	L	Comerica, Inc.	1,852,572	0.0

165,488		Discover Financial
		Services	4,426,804	0.1

76,360		E*Trade Financial Corp.	1,053,768	0.0

89,447		Equity Residential	5,366,820	0.1

28,279	L	Federated Investors, Inc.	674,171	0.0

278,739		Fifth Third Bancorp.	3,553,922	0.1

79,928		First Horizon National
		Corp.	762,513	0.0

43,719		Franklin Resources, Inc.	5,739,867	0.2

148,840		Genworth Financial, Inc.	1,530,075	0.0

157,103	S	Goldman Sachs Group,
		Inc.	20,908,838	0.6

135,154		Hartford Financial
		Services Group, Inc.	3,564,011	0.1

123,200		HCP, Inc.	4,520,208	0.1

53,600	L	Health Care Real Estate
		Investment Trust, Inc.	2,810,248	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
208,227		Host Hotels & Resorts,
		Inc.	$3,529,448	0.1

159,800		Hudson City Bancorp.,
		Inc.	1,308,762	0.0

261,962	S	Huntington Bancshares,
		Inc.	1,718,471	0.0

22,300		IntercontinentalExchange,
		Inc.	2,781,033	0.1

140,200		Invesco Ltd.	3,280,680	0.1

56,532		Janus Capital Group, Inc.	533,662	0.0

1,205,771		JPMorgan Chase & Co.	49,364,265	1.3

288,552		Keycorp	2,403,638	0.1

123,455		Kimco Realty Corp.	2,301,201	0.1

45,145		Legg Mason, Inc.	1,478,950	0.0

60,100		Leucadia National Corp.	2,049,410	0.1

95,079		Lincoln National Corp.	2,708,801	0.1

94,321		Loews Corp.	3,969,971	0.1

38,106		M&T Bank Corp.	3,351,423	0.1

166,198		Marsh & McLennan Cos.,
		Inc.	5,183,716	0.1

160,840	S	Marshall & Ilsley Corp.	1,281,895	0.0

320,706	L	Metlife, Inc.	14,069,372	0.4

60,139	L	Moody’s Corp.	2,306,331	0.1

468,676		Morgan Stanley	10,784,235	0.3

45,600		Nasdaq Stock Market,
		Inc.	1,153,680	0.0

73,323		Northern Trust Corp.	3,369,925	0.1

79,400		NYSE Euronext	2,721,038	0.1

108,600	L	People’s United Financial,
		Inc.	1,459,584	0.0

49,115		Plum Creek Timber Co.,
		Inc.	1,991,122	0.1

159,728		PNC Financial Services
		Group, Inc.	9,521,386	0.3

97,516		Principal Financial Group,
		Inc.	2,966,437	0.1

198,341		Progressive Corp.	4,240,531	0.1

128,757		ProLogis, Inc.	4,614,651	0.1

148,078		Prudential Financial, Inc.	9,416,280	0.3

42,435		Public Storage, Inc.	4,838,014	0.1

381,254	S	Regions Financial Corp.	2,363,775	0.1

88,955		Simon Property Group,
		Inc.	10,339,240	0.3

160,063		SLM Corp.	2,690,659	0.1

152,969		State Street Corp.	6,897,372	0.2

162,900		SunTrust Bank	4,202,820	0.1

78,810		T. Rowe Price Group, Inc.	4,755,395	0.1

23,079		Torchmark Corp.	1,480,287	0.0

127,143		Travelers Cos., Inc.	7,422,608	0.2

93,427		UnumProvident Corp.	2,380,520	0.1

584,593		US Bancorp.	14,912,967	0.4

49,600		Ventas, Inc.	2,614,416	0.1

49,714	L	Vornado Realty Trust	4,632,351	0.1

1,604,867		Wells Fargo & Co.	45,032,568	1.2

163,450		Weyerhaeuser Co.	3,573,017	0.1

93,899		XL Group PLC	2,063,900	0.1

55,788		Zions Bancorp.	1,339,470	0.0

			551,771,839	14.7

		Health Care: 11.5%
471,628	S	Abbott Laboratories	24,817,065	0.7

115,164		Aetna, Inc.	$5,077,581	0.1

105,622		Agilent Technologies, Inc.	5,398,340	0.1

92,462	L	Allergan, Inc.	7,697,462	0.2

83,124		AmerisourceBergen Corp.	3,441,334	0.1

282,159		Amgen, Inc.	16,463,978	0.4

173,036		Baxter International, Inc.	10,328,519	0.3

66,387		Becton Dickinson & Co.	5,720,568	0.2

73,370		Biogen Idec, Inc.	7,844,720	0.2

463,692	S	Boston Scientific Corp.	3,204,112	0.1

517,618	S	Bristol-Myers Squibb Co.	14,990,217	0.4

106,422		Cardinal Health, Inc.	4,833,687	0.1

67,811		CareFusion Corp.	1,842,425	0.0

140,460		Celgene Corp.	8,472,547	0.2

23,300		Cephalon, Inc.	1,861,670	0.0

43,800	L	Cerner Corp.	2,676,618	0.1

82,068		Cigna Corp.	4,220,757	0.1

44,975		Coventry Health Care,
		Inc.	1,640,238	0.0

150,400		Covidien PLC	8,005,792	0.2

26,021		CR Bard, Inc.	2,858,667	0.1

29,000		DaVita, Inc.	2,511,690	0.1

42,700		Densply International, Inc.	1,626,016	0.0

34,800		Edwards Lifesciences
		Corp.	3,033,864	0.1

309,093		Eli Lilly & Co.	11,600,260	0.3

160,612		Express Scripts, Inc.	8,669,836	0.2

86,804		Forest Laboratories, Inc.	3,414,869	0.1

238,800		Gilead Sciences, Inc.	9,888,708	0.3

50,916		Hospira, Inc.	2,884,901	0.1

51,068		Humana, Inc.	4,113,017	0.1

11,900		Intuitive Surgical, Inc.	4,428,109	0.1

831,720		Johnson & Johnson	55,326,014	1.5

30,360		Laboratory Corp. of
		America Holdings	2,938,544	0.1

54,259		Life Technologies Corp.	2,825,266	0.1

76,506		McKesson Corp.	6,399,727	0.2

121,288		Medco Health Solutions,
		Inc.	6,855,198	0.2

324,523	S	Medtronic, Inc.	12,503,871	0.3

936,543		Merck & Co., Inc.	33,050,603	0.9

133,263		Mylan Laboratories	3,287,598	0.1

35,252		Pall Corp.	1,982,220	0.1

29,085		Patterson Cos., Inc.	956,606	0.0

34,219		PerkinElmer, Inc.	920,833	0.0

2,397,458	S	Pfizer, Inc.	49,387,635	1.3

47,761		Quest Diagnostics	2,822,675	0.1

99,751		St. Jude Medical, Inc.	4,756,128	0.1

101,233		Stryker Corp.	5,941,365	0.2

148,503	S	Tenet Healthcare Corp.	926,659	0.0

116,303		Thermo Fisher Scientific,
		Inc.	7,488,750	0.2

328,749	S	UnitedHealth Group, Inc.	16,956,873	0.5

35,600		Varian Medical Systems,
		Inc.	2,492,712	0.1

27,791		Waters Corp.	2,660,710	0.1

38,378	L	Watson Pharmaceuticals,
		Inc.	2,637,720	0.1

111,379		WellPoint, Inc.	8,773,324	0.2

58,243		Zimmer Holdings, Inc.	3,680,958	0.1

			429,139,556	11.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: 10.9%
215,662		3M Co.	$20,455,541	0.6

32,033		Avery Dennison Corp.	1,237,435	0.0

223,982		Boeing Co.	16,558,989	0.4

195,580	S	Caterpillar, Inc.	20,821,447	0.6

49,500		CH Robinson Worldwide,
		Inc.	3,902,580	0.1

38,316		Cintas Corp.	1,265,577	0.0

334,576	L	CSX Corp.	8,772,583	0.2

59,564		Cummins, Inc.	6,164,278	0.2

165,266		Danaher Corp.	8,757,445	0.2

127,328		Deere & Co.	10,498,194	0.3

56,633		Dover Corp.	3,839,717	0.1

15,000		Dun & Bradstreet Corp.	1,133,100	0.0

103,490		Eaton Corp.	5,324,561	0.1

228,093		Emerson Electric Co.	12,830,231	0.3

37,306		Equifax, Inc.	1,295,264	0.0

64,400		Expeditors International
		Washington, Inc.	3,296,636	0.1

89,500	L	Fastenal Co.	3,221,105	0.1

95,735		FedEx Corp.	9,080,465	0.2

16,900		Flowserve Corp.	1,857,141	0.1

52,918		Fluor Corp.	3,421,678	0.1

112,851		General Dynamics Corp.	8,409,657	0.2

3,218,100		General Electric Co.	60,693,366	1.6

37,919		Goodrich Corp.	3,621,265	0.1

238,842	S	Honeywell International,
		Inc.	14,232,595	0.4

151,686		Illinois Tool Works, Inc.	8,568,742	0.2

100,500		Ingersoll-Rand PLC	4,563,705	0.1

60,900		Iron Mountain, Inc.	2,076,081	0.1

55,838		ITT Corp.	3,290,533	0.1

38,500		Jacobs Engineering
		Group, Inc.	1,665,125	0.1

31,900	L	Joy Global, Inc.	3,038,156	0.1

32,190		L-3 Communications
		Holdings, Inc.	2,815,016	0.1

86,457		Lockheed Martin Corp.	7,000,423	0.2

108,684		Masco Corp.	1,307,469	0.0

107,214		Norfolk Southern Corp.	8,033,545	0.2

88,790		Northrop Grumman Corp.	6,157,587	0.2

110,899		Paccar, Inc.	5,665,830	0.2

49,245		Parker Hannifin Corp.	4,419,246	0.1

61,854	L	Pitney Bowes, Inc.	1,422,023	0.0

43,700		Precision Castparts Corp.	7,195,205	0.2

65,600		Quanta Services, Inc.	1,325,120	0.0

108,037		Raytheon Co.	5,385,644	0.1

92,051		Republic Services, Inc.	2,839,773	0.1

44,549		Robert Half International,
		Inc.	1,204,159	0.0

43,812		Rockwell Automation, Inc.	3,801,129	0.1

46,748		Rockwell Collins, Inc.	2,883,884	0.1

29,100		Roper Industries, Inc.	2,424,030	0.1

56,887		RR Donnelley & Sons Co.	1,115,554	0.0

15,537		Ryder System, Inc.	883,278	0.0

17,649		Snap-On, Inc.	1,102,710	0.0

240,252		Southwest Airlines Co.	2,743,678	0.1

51,000		Stanley Black & Decker,
		Inc.	3,674,550	0.1

26,100		Stericycle, Inc.	2,326,032	0.1

83,784		Textron, Inc.	1,978,140	0.1

142,300		Tyco International Ltd.	7,033,889	0.2
148,798		Union Pacific Corp.	$15,534,511	0.4

299,276	S	United Parcel Service,
		Inc. - Class B	21,826,199	0.6

277,686	S	United Technologies
		Corp.	24,577,988	0.7

143,886		Waste Management, Inc.	5,362,631	0.1

17,650		WW Grainger, Inc.	2,711,923	0.1

			408,644,358	10.9

		Information Technology: 17.4%
153,051		Adobe Systems, Inc.	4,813,454	0.1

175,262	L	Advanced Micro Devices,
		Inc.	1,225,081	0.0

56,700		Akamai Technologies,
		Inc.	1,784,349	0.1

97,760		Altera Corp.	4,531,176	0.1

53,500	L	Amphenol Corp.	2,888,465	0.1

90,926		Analog Devices, Inc.	3,558,844	0.1

280,569	S	Apple, Inc.	94,178,596	2.5

400,043		Applied Materials, Inc.	5,204,559	0.1

70,102		Autodesk, Inc.	2,705,937	0.1

151,646		Automatic Data
		Processing, Inc.	7,988,711	0.2

53,678		BMC Software, Inc.	2,936,187	0.1

144,786		Broadcom Corp.	4,870,601	0.1

115,184		CA, Inc.	2,630,803	0.1

1,668,968		Cisco Systems, Inc.	26,052,590	0.7

57,011		Citrix Systems, Inc.	4,560,880	0.1

92,300		Cognizant Technology
		Solutions Corp.	6,769,282	0.2

47,079		Computer Sciences Corp.	1,787,119	0.1

66,241		Compuware Corp.	646,512	0.0

476,336		Corning, Inc.	8,645,498	0.2

498,216		Dell, Inc.	8,305,261	0.2

346,607		eBay, Inc.	11,185,008	0.3

100,893		Electronic Arts, Inc.	2,381,075	0.1

624,372		EMC Corp.	17,201,449	0.5

24,600		F5 Networks, Inc.	2,712,150	0.1

81,700		Fidelity National
		Information Services, Inc.	2,515,543	0.1

16,500	L	First Solar, Inc.	2,182,455	0.1

43,558		Fiserv, Inc.	2,728,038	0.1

48,500	L	Flir Systems, Inc.	1,634,935	0.0

76,295	S	Google, Inc. - Class A	38,634,262	1.0

38,600	L	Harris Corp.	1,739,316	0.0

629,384		Hewlett-Packard Co.	22,909,578	0.6

367,555		International Business
		Machines Corp.	63,054,060	1.7

1,608,832	S	Intel Corp.	35,651,717	1.0

83,026		Intuit, Inc.	4,305,728	0.1

59,635		Jabil Circuit, Inc.	1,204,627	0.0

68,887		JDS Uniphase Corp.	1,147,657	0.0

161,785		Juniper Networks, Inc.	5,096,228	0.1

50,994	L	KLA-Tencor Corp.	2,064,237	0.1

24,021		Lexmark International,
		Inc.	702,854	0.0

69,076		Linear Technology Corp.	2,280,890	0.1

183,765	S	LSI Logic Corp.	1,308,407	0.0

28,600		Mastercard, Inc.	8,618,324	0.2

69,900		MEMC Electronic
		Materials, Inc.	596,247	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
57,800	L	Microchip Technology,
		Inc.	$2,191,198	0.1

261,315		Micron Technology, Inc.	1,954,636	0.1

2,251,802		Microsoft Corp.	58,546,852	1.6

42,170		Molex, Inc.	1,086,721	0.0

39,250		Monster Worldwide, Inc.	575,405	0.0

89,486		Motorola Mobility
		Holdings, Inc.	1,972,271	0.1

103,055		Motorola Solutions, Inc.	4,744,652	0.1

73,182		National Semiconductor
		Corp.	1,801,009	0.1

111,626		NetApp, Inc.	5,891,620	0.2

27,099	L	Novellus Systems, Inc.	979,358	0.0

182,113		Nvidia Corp.	2,901,971	0.1

1,182,404		Oracle Corp.	38,912,916	1.0

97,700		Paychex, Inc.	3,001,344	0.1

506,552	S	Qualcomm, Inc.	28,767,088	0.8

58,600		Red Hat, Inc.	2,689,740	0.1

84,700	L	SAIC, Inc.	1,424,654	0.0

36,600	L	Salesforce.com, Inc.	5,452,668	0.1

72,325		Sandisk Corp.	3,001,487	0.1

229,265		Symantec Corp.	4,521,106	0.1

110,205	S	Tellabs, Inc.	508,045	0.0

51,200		Teradata Corp.	3,082,240	0.1

56,242	L	Teradyne, Inc.	832,382	0.0

352,360		Texas Instruments, Inc.	11,567,979	0.3

49,100		Total System Services,
		Inc.	912,278	0.0

51,100		VeriSign, Inc.	1,709,806	0.0

145,300		Visa, Inc.	12,242,978	0.3

70,500		Western Digital Corp.	2,564,790	0.1

191,891		Western Union Co.	3,843,577	0.1

425,191		Xerox Corp.	4,426,238	0.1

80,647	L	Xilinx, Inc.	2,941,196	0.1

395,373		Yahoo!, Inc.	5,946,410	0.2

			648,933,305	17.4

		Materials: 3.6%
64,315		Air Products &
		Chemicals, Inc.	6,147,228	0.2

21,200		Airgas, Inc.	1,484,848	0.0

33,500		AK Steel Holding Corp.	527,960	0.0

322,758		Alcoa, Inc.	5,118,942	0.1

32,200		Allegheny Technologies,
		Inc.	2,043,734	0.1

50,992		Ball Corp.	1,961,152	0.1

31,926		Bemis Co.	1,078,460	0.0

21,700		CF Industries Holdings,
		Inc.	3,074,239	0.1

43,900		Cliffs Natural Resources,
		Inc.	4,058,555	0.1

356,678		Dow Chemical Co.	12,840,408	0.3

21,513		Eastman Chemical Co.	2,195,832	0.1

70,400		Ecolab, Inc.	3,969,152	0.1

281,843		EI Du Pont de Nemours &
		Co.	15,233,614	0.4

21,800		FMC Corp.	1,875,236	0.1

287,420		Freeport-McMoRan
		Copper & Gold, Inc.	15,204,518	0.4

24,343		International Flavors &
		Fragrances, Inc.	1,563,794	0.0

132,722		International Paper Co.	$3,957,770	0.1

51,468		MeadWestvaco Corp.	1,714,399	0.1

162,659	S	Monsanto Co.	11,799,284	0.3

149,768		Newmont Mining Corp.	8,082,979	0.2

95,897		Nucor Corp.	3,952,874	0.1

49,800		Owens-Illinois, Inc.	1,285,338	0.0

47,974		PPG Industries, Inc.	4,355,560	0.1

92,238		Praxair, Inc.	9,997,677	0.3

48,560		Sealed Air Corp.	1,155,242	0.0

26,861		Sherwin-Williams Co.	2,252,832	0.1

36,994	L	Sigma-Aldrich Corp.	2,714,620	0.1

27,300		Titanium Metals Corp.	500,136	0.0

43,646		United States Steel Corp.	2,009,462	0.1

39,200	L	Vulcan Materials Co.	1,510,376	0.0

			133,666,221	3.6

		Telecommunication Services: 3.0%
120,400		American Tower Corp.	6,300,532	0.2

1,796,927	S	AT&T, Inc.	56,441,477	1.5

182,241		CenturyTel, Inc.	7,368,004	0.2

301,952		Frontier Communications
		Corp.	2,436,753	0.1

80,600		MetroPCS
		Communications, Inc.	1,387,126	0.0

907,784	S	Sprint Nextel Corp.	4,892,956	0.1

858,436		Verizon Communications,
		Inc.	31,959,572	0.9

154,790		Windstream Corp.	2,006,078	0.0

			112,792,498	3.0

		Utilities: 3.3%
199,363		AES Corp.	2,539,885	0.1

73,209		Ameren Corp.	2,111,348	0.1

146,173		American Electric Power
		Co., Inc.	5,507,799	0.2

129,111		CenterPoint Energy, Inc.	2,498,298	0.1

76,597		CMS Energy Corp.	1,508,195	0.0

88,800		Consolidated Edison, Inc.	4,727,712	0.1

60,937		Constellation Energy
		Group, Inc.	2,313,169	0.1

174,670		Dominion Resources, Inc.	8,431,321	0.2

51,369		DTE Energy Co.	2,569,477	0.1

403,943		Duke Energy Corp.	7,606,247	0.2

98,902		Edison International	3,832,452	0.1

53,986		Entergy Corp.	3,686,164	0.1

200,948		Exelon Corp.	8,608,612	0.2

126,923		FirstEnergy Corp.	5,603,650	0.2

23,594		Integrys Energy Group,
		Inc.	1,223,113	0.0

128,086		NextEra Energy, Inc.	7,359,822	0.2

13,823		Nicor, Inc.	756,671	0.0

84,826		NiSource, Inc.	1,717,726	0.0

53,600		Northeast Utilities	1,885,112	0.1

73,200		NRG Energy, Inc.	1,799,256	0.1

32,500		Oneok, Inc.	2,405,325	0.1

68,500		Pepco Holdings, Inc.	1,344,655	0.0

120,733		Pacific Gas & Electric Co.	5,074,408	0.1

33,091		Pinnacle West Capital
		Corp.	1,475,197	0.0

175,093		PPL Corp.	4,872,838	0.1

89,411		Progress Energy, Inc.	4,292,622	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Utilities: (continued)
153,520		Public Service Enterprise
		Group, Inc.	$5,010,893	0.1

34,700		SCANA Corp.	1,366,139	0.0

72,667		Sempra Energy	3,842,631	0.1

257,656		Southern Co.	10,404,149	0.3

65,171		TECO Energy, Inc.	1,231,080	0.0

70,898		Wisconsin Energy Corp.	2,222,652	0.1

146,937		Xcel Energy, Inc.	3,570,569	0.1

			123,399,187	3.3

		Total Common Stock
		(Cost $3,009,411,273)	3,647,000,201	97.6

SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateralcc: 0.7%
25,132,797		BNY Mellon Overnight
		Government Fund(1)	25,132,797	0.7

425,091	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	340,073	0.0

		Total Securities Lending
		Collateral
		(Cost $25,557,888)	25,472,870	0.7

		Mutual Funds: 1.5%
55,391,000		Blackrock Liquidity Funds
		TempFund Portfolio -
		Class I
		(Cost $55,391,000)	55,391,000	1.5

		Total Short-Term
		Investments
		(Cost $80,948,888)	80,863,870	2.2

		Total Investments in
		Securities
		(Cost $3,090,360,161)*	$3,727,864,071	99.8
		Assets in Excess of Other
		Liabilities	8,821,756	0.2

		Net Assets	$3,736,685,827	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $3,157,337,332.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$710,447,473
Gross Unrealized Depreciation	(139,920,734)

Net Unrealized appreciation	$570,526,739

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. STOCK INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$3,647,000,201	$—	$—	$3,647,000,201
Short-Term Investments	80,523,797	—	340,073	80,863,870

Total Investments, at value	$3,727,523,998	$—	$340,073	$3,727,864,071

Other Financial Instruments+
Futures	2,431,542	—	—	2,431,542

Total Assets	$3,729,955,540	$—	$340,073	$3,730,295,613

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments. There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	1,433	09/16/11	$94,255,575	$2,431,542

			$94,255,575	$2,431,542

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and .Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 2, 2011